SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Apparel — 0.7%
On Holding AG, Class A†	236,964	$ 11,400,338
Auto Manufacturers — 0.9%
Ferrari NV	31,154	14,386,294
Beverages — 3.0%
Celsius Holdings, Inc.†	247,528	8,653,579
Monster Beverage Corp.†	680,387	40,904,866
		49,558,445
Biotechnology — 1.7%
Genmab A/S ADR†	288,808	6,108,289
Vertex Pharmaceuticals, Inc.†	44,604	22,725,738
		28,834,027
Building Materials — 0.5%
Trex Co., Inc.†	135,970	7,861,785
Chemicals — 1.5%
Sherwin-Williams Co.	72,193	25,478,354
Commercial Services — 2.1%
United Rentals, Inc.	13,290	8,391,971
Verisk Analytics, Inc.	90,908	26,947,858
		35,339,829
Distribution/Wholesale — 1.9%
Copart, Inc.†	527,725	32,207,057
Diversified Financial Services — 6.6%
Cboe Global Markets, Inc.	124,553	27,625,855
Visa, Inc., Class A	240,641	83,141,466
		110,767,321
Electronics — 0.7%
Mettler-Toledo International, Inc.†	11,696	12,521,387
Healthcare-Products — 3.9%
ABIOMED, Inc. CVR†(1)	29,276	73,922
Intuitive Surgical, Inc.†	65,556	33,813,785
Stryker Corp.	42,326	15,826,538
Waters Corp.†	44,208	15,372,448
		65,086,693
Healthcare-Services — 1.2%
UnitedHealth Group, Inc.	49,676	20,438,693
Insurance — 1.0%
Progressive Corp.	62,097	17,495,209
Internet — 22.0%
Alphabet, Inc., Class C	511,598	82,311,002
Amazon.com, Inc.†	531,220	97,967,593
Meta Platforms, Inc., Class A	160,042	87,863,058
Netflix, Inc.†	76,656	86,753,128
Reddit, Inc., Class A†	47,856	5,578,574
Shopify, Inc., Class A†	86,636	8,230,420
		368,703,775
Machinery-Diversified — 1.3%
Otis Worldwide Corp.	233,849	22,512,643
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.7%
Axon Enterprise, Inc.†	19,778	$ 12,129,847
Pharmaceuticals — 5.0%
Eli Lilly & Co.	64,863	58,308,594
McKesson Corp.	20,135	14,352,027
Zoetis, Inc.	69,245	10,829,918
		83,490,539
Retail — 9.9%
Chipotle Mexican Grill, Inc.†	569,555	28,773,919
Costco Wholesale Corp.	52,180	51,893,010
Home Depot, Inc.	120,238	43,344,597
Lululemon Athletica, Inc.†	67,739	18,341,689
Texas Roadhouse, Inc.	25,165	4,176,383
Tractor Supply Co.	385,389	19,508,391
		166,037,989
Semiconductors — 17.6%
Applied Materials, Inc.	115,393	17,390,879
ASML Holding NV	7,642	5,105,467
Astera Labs, Inc.†	122,316	7,988,458
Broadcom, Inc.	344,306	66,268,576
NVIDIA Corp.	1,217,354	132,594,198
QUALCOMM, Inc.	149,329	22,169,383
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,559	18,929,150
Texas Instruments, Inc.	151,477	24,243,894
		294,690,005
Software — 12.8%
AppLovin Corp., Class A†	37,039	9,974,973
Cadence Design Systems, Inc.†	53,705	15,990,127
Manhattan Associates, Inc.†	40,416	7,169,394
Microsoft Corp.	321,917	127,240,913
ServiceNow, Inc.†	22,004	21,014,040
Synopsys, Inc.†	24,892	11,425,677
Veeva Systems, Inc., Class A†	92,287	21,566,549
		214,381,673
Telecommunications — 2.7%
Arista Networks, Inc.†	282,052	23,204,418
Motorola Solutions, Inc.	50,547	22,260,393
		45,464,811
Transportation — 0.6%
Saia, Inc.†	39,057	9,529,908
TOTAL INVESTMENTS (cost $1,139,982,884)	98.3%	1,648,316,622
Other assets less liabilities	1.7	27,835,221
NET ASSETS	100.0%	$1,676,151,843
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$65,012,771	$—	$73,922	$65,086,693
Other Industries	1,583,229,929	—	—	1,583,229,929
Total Investments at Value	$1,648,242,700	$—	$73,922	$1,648,316,622
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Apparel — 1.3%
Crocs, Inc.†	61,308	$ 5,911,317
Auto Parts & Equipment — 1.4%
BorgWarner, Inc.	221,710	6,292,130
Banks — 11.5%
BankUnited, Inc.	120,933	3,955,718
Comerica, Inc.	87,501	4,703,179
First BanCorp.	296,386	5,821,021
First Citizens BancShares, Inc., Class A	3,498	6,223,432
First Hawaiian, Inc.	209,241	4,783,249
Independent Bank Corp.	58,380	3,449,674
Texas Capital Bancshares, Inc.†	61,160	4,168,054
UMB Financial Corp.	13,522	1,278,776
Walker & Dunlop, Inc.	48,588	3,718,925
Webster Financial Corp.	92,136	4,358,033
Wintrust Financial Corp.	47,940	5,329,490
Zions Bancorp NA	61,212	2,752,704
		50,542,255
Building Materials — 0.6%
Builders FirstSource, Inc.†	21,274	2,545,009
Chemicals — 1.3%
Avient Corp.	149,599	4,983,143
RPM International, Inc.	7,878	840,976
		5,824,119
Commercial Services — 6.0%
ADT, Inc.	764,548	6,131,675
First Advantage Corp.†	207,730	2,928,993
GXO Logistics, Inc.†	131,470	4,764,472
Herc Holdings, Inc.	32,270	3,531,629
Robert Half, Inc.	101,973	4,517,404
WillScot Holdings Corp.	181,190	4,551,493
		26,425,666
Computers — 4.7%
CACI International, Inc., Class A†	9,990	4,574,121
Lumentum Holdings, Inc.†	88,510	5,225,631
NCR Atleos Corp.†	225,671	6,300,734
WNS Holdings, Ltd.†	70,886	4,290,021
		20,390,507
Distribution/Wholesale — 1.1%
Core & Main, Inc., Class A†	93,550	4,928,214
Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	31,670	7,024,406
Invesco, Ltd.	414,330	5,771,617
Stifel Financial Corp.	50,985	4,368,905
		17,164,928
Electric — 3.8%
IDACORP, Inc.	65,179	7,696,988
TXNM Energy, Inc.	165,140	8,785,448
		16,482,436
Electrical Components & Equipment — 0.7%
Belden, Inc.	30,514	3,146,299
Electronics — 2.3%
Avnet, Inc.	90,271	4,241,834
TD SYNNEX Corp.	52,170	5,780,436
		10,022,270
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 2.7%
Fluor Corp.†	144,514	$ 5,042,094
MasTec, Inc.†	52,038	6,625,478
		11,667,572
Environmental Control — 1.5%
Pentair PLC	74,151	6,727,720
Food — 1.6%
Nomad Foods, Ltd.	361,569	7,227,764
Hand/Machine Tools — 1.1%
Regal Rexnord Corp.	45,263	4,790,636
Healthcare-Products — 3.8%
Avantor, Inc.†	339,845	4,414,586
Envista Holdings Corp.†	243,420	3,914,194
Integer Holdings Corp.†	47,704	6,025,492
Integra LifeSciences Holdings Corp.†	130,594	2,140,436
		16,494,708
Healthcare-Services — 4.0%
Encompass Health Corp.	78,292	9,159,381
ICON PLC†	32,300	4,891,512
Pediatrix Medical Group, Inc. †	274,092	3,530,305
		17,581,198
Home Builders — 0.5%
Taylor Morrison Home Corp.†	36,861	2,113,978
Home Furnishings — 0.8%
MillerKnoll, Inc.	222,686	3,652,050
Household Products/Wares — 1.2%
WD-40 Co.	22,720	5,188,339
Insurance — 3.4%
American Financial Group, Inc.	49,360	6,251,938
Hanover Insurance Group, Inc.	43,673	7,254,085
Kemper Corp.	26,658	1,576,021
		15,082,044
Internet — 3.6%
Criteo SA ADR†	163,499	5,568,776
F5, Inc.†	23,720	6,279,633
Gen Digital, Inc.	143,556	3,713,794
		15,562,203
Leisure Time — 0.7%
Brunswick Corp.	67,720	3,118,506
Machinery-Diversified — 1.1%
CNH Industrial NV	398,000	4,604,860
Media — 1.4%
Nexstar Media Group, Inc.	39,809	5,957,815
Mining — 1.4%
Cameco Corp.	136,652	6,169,838
Miscellaneous Manufacturing — 1.2%
JBT Marel Corp.	48,450	5,099,847
Oil & Gas — 3.2%
HF Sinclair Corp.	50,514	1,518,956
Magnolia Oil & Gas Corp., Class A	230,479	4,731,734
Matador Resources Co.	110,582	4,372,412
Northern Oil & Gas, Inc.	139,661	3,393,762
		14,016,864

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 1.6%
Graphic Packaging Holding Co.	269,680	$ 6,825,601
Real Estate — 1.6%
Jones Lang LaSalle, Inc.†	30,810	7,006,502
REITS — 8.0%
American Healthcare REIT, Inc.	168,160	5,428,205
Broadstone Net Lease, Inc.	163,130	2,639,443
COPT Defense Properties	212,810	5,556,469
CubeSmart	65,024	2,644,526
First Industrial Realty Trust, Inc.	81,333	3,869,824
Independence Realty Trust, Inc.	344,250	6,688,778
Ryman Hospitality Properties, Inc.	37,044	3,258,020
STAG Industrial, Inc.	145,105	4,792,818
		34,878,083
Retail — 7.8%
AutoNation, Inc.†	38,078	6,631,284
Bath & Body Works, Inc.	223,375	6,815,171
BJ's Wholesale Club Holdings, Inc.†	85,940	10,103,106
Dollar Tree, Inc.†	53,870	4,404,950
Group 1 Automotive, Inc.	15,434	6,229,626
		34,184,137
Semiconductors — 1.7%
FormFactor, Inc.†	114,207	3,213,785
IPG Photonics Corp.†	68,390	4,095,877
		7,309,662
Security Description	Shares or Principal Amount	Value

Software — 2.9%
ACI Worldwide, Inc.†	91,734	$ 4,894,926
Commvault Systems, Inc.†	20,589	3,441,039
NICE, Ltd. ADR†	29,120	4,538,498
		12,874,463
Telecommunications — 0.6%
Calix, Inc.†	61,857	2,530,570
Transportation — 2.1%
ArcBest Corp.	71,821	4,202,965
C.H. Robinson Worldwide, Inc.	56,055	5,001,227
		9,204,192
TOTAL INVESTMENTS (cost $444,000,704)	98.1%	429,544,302
Other assets less liabilities	1.9	8,202,364
NET ASSETS	100.0%	$437,746,666
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$429,544,302	$—	$—	$429,544,302
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 9.3%
Investment Companies — 9.3%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $11,123,485)	116,250	$ 10,185,464
UNAFFILIATED INVESTMENT COMPANIES — 90.3%
iShares Core U.S. Aggregate Bond ETF	223,121	22,093,441
iShares MSCI EAFE Min Vol Factor ETF	100,903	8,317,434
iShares MSCI EAFE Small-Cap ETF	24,227	1,611,096
iShares MSCI International Momentum Factor ETF	98,182	4,157,026
iShares MSCI International Quality Factor ETF	186,337	7,684,538
iShares MSCI International Value Factor ETF	47,067	1,468,490
iShares MSCI USA Min Vol Factor ETF	198,380	18,358,085
iShares MSCI USA Momentum Factor ETF	44,195	9,264,598
iShares MSCI USA Quality Factor ETF	113,244	19,180,136
iShares MSCI USA Size Factor ETF	30,670	4,375,996
iShares MSCI USA Value Factor ETF	23,533	2,413,545
Total Unaffiliated Investment Companies (cost $92,137,542)		98,924,385
Total Long-Term Investment Securities (cost $103,261,027)		109,109,849
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class 4.24%(2) (cost $486,198)	486,198	$ 486,198
TOTAL INVESTMENTS (cost $103,747,225)	100.1%	109,596,047
Other assets less liabilities	(0.1)	(78,030)
NET ASSETS	100.0%	$109,518,017
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of April 30, 2025.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$10,185,464	$—	$—	$10,185,464
Unaffiliated Investment Companies	98,924,385	—	—	98,924,385
Short-Term Investments	486,198	—	—	486,198
Total Investments at Value	$109,596,047	$—	$—	$109,596,047
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 89.5%
Bermuda — 0.3%
Alibaba Health Information Technology, Ltd.†	62,000	$ 40,291
Beijing Enterprises Water Group, Ltd.	46,000	14,531
China Gas Holdings, Ltd.	26,800	24,258
China Resources Gas Group, Ltd.	10,100	28,260
China Ruyi Holdings, Ltd.†	72,000	18,938
Credicorp., Ltd.	669	135,265
Kunlun Energy Co., Ltd.	46,000	43,891
Orient Overseas International, Ltd.	1,500	20,985
		326,419
Brazil — 4.2%
AMBEV SA	52,200	134,015
B3 SA - Brasil Bolsa Balcao	61,200	145,474
Banco Bradesco SA	20,471	44,115
Banco Bradesco SA (Preference Shares)	58,415	141,325
Banco BTG Pactual SA	12,800	85,955
Banco do Brasil SA	19,200	97,875
BB Seguridade Participacoes SA	7,800	58,784
BRF SA	5,500	21,999
Caixa Seguridade Participacoes S/A	7,000	20,179
CCR SA	10,800	25,596
Centrais Eletricas Brasileiras SA	11,500	89,059
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	26,345
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	106,361
Cia Energetica de Minas Gerais (Preference Shares)	20,132	38,844
Companhia Paranaense de Energia (Preference Shares)	11,700	23,771
Embraer SA†	7,800	89,227
Energisa SA	1,900	15,380
Engie Brasil Energia SA	2,900	21,242
Equatorial Energia SA	12,400	80,429
Gerdau SA (Preference Shares)	15,714	41,506
Itau Unibanco Holding SA (Preference Shares)	59,235	371,370
Itausa SA (Preference Shares)	66,051	124,533
JBS SA	8,600	66,798
Klabin SA	9,570	31,247
Localiza Rent a Car SA	11,080	83,874
Natura & Co. Holding SA†	11,900	19,941
NU Holdings, Ltd., Class A†	35,520	441,514
Petroleo Brasileiro SA	41,700	235,498
Petroleo Brasileiro SA (Preference Shares)	49,200	259,995
PRIO SA†	9,400	55,835
Raia Drogasil SA	14,428	50,440
Rede D'Or Sao Luiz SA*	7,400	41,752
Rumo SA	15,100	51,618
Suzano SA	7,691	67,869
Telefonica Brasil SA	9,600	47,009
TIM SA	10,700	35,729
TOTVS SA	7,300	48,391
Ultrapar Participacoes SA	9,500	29,847
Vale SA	40,788	379,911
Vibra Energia SA	10,800	35,777
WEG SA	18,600	146,305
XP, Inc., Class A	4,186	67,395
		4,000,129
British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	0
Chile — 0.5%
Banco de Chile	582,395	85,494
Banco de Credito e Inversiones SA	983	38,930
Banco Santander Chile	824,433	49,846
Cencosud SA	17,694	60,544
Security Description	Shares or Principal Amount	Value

Chile (continued)
Empresas CMPC SA	7,833	$ 12,285
Empresas COPEC SA	4,246	29,147
Enel Americas SA	275,251	27,028
Enel Chile SA	335,891	23,767
Falabella SA	11,011	49,998
Latam Airlines Group SA	1,817,382	28,694
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,671	57,530
		463,263
China — 20.9%
AAC Technologies Holdings, Inc.	9,500	45,506
Agricultural Bank of China, Ltd.	309,000	188,852
Akeso, Inc.*†	7,000	77,847
Alibaba Group Holding, Ltd.	180,828	2,739,606
Aluminum Corp. of China, Ltd.	46,000	24,733
Anhui Conch Cement Co., Ltd.	15,500	43,768
ANTA Sports Products, Ltd.	14,400	170,726
Autohome, Inc. ADR	972	26,516
Baidu, Inc., Class A†	25,428	283,440
Bank of China, Ltd.	794,000	444,319
Bank of Communications Co., Ltd.	101,000	88,555
Bilibili, Inc., Class Z†	2,595	45,739
BYD Co., Ltd.	13,500	644,399
China CITIC Bank Corp., Ltd.	105,000	82,992
China Coal Energy Co., Ltd.	24,000	24,787
China Construction Bank Corp.	1,070,000	880,216
China Everbright Bank Co., Ltd.	48,000	20,857
China Feihe, Ltd.*	41,000	31,085
China Galaxy Securities Co., Ltd.	41,500	37,671
China Hongqiao Group, Ltd.	32,500	58,500
China International Capital Corp., Ltd.*	18,400	31,649
China Life Insurance Co., Ltd.	84,000	153,799
China Literature, Ltd.*†	4,200	14,595
China Longyuan Power Group Corp. Ltd.	37,000	29,292
China Mengniu Dairy Co., Ltd.	36,000	90,144
China Merchants Bank Co., Ltd.	43,000	235,359
China Minsheng Banking Corp., Ltd.	89,500	42,006
China National Building Material Co., Ltd.	54,000	26,249
China Pacific Insurance Group Co., Ltd.	29,800	81,074
China Petroleum & Chemical Corp.	276,000	141,281
China Railway Group, Ltd.	59,000	25,409
China Resources Mixc Lifestyle Services, Ltd.*	8,400	40,399
China Shenhua Energy Co., Ltd.	38,000	143,071
China Tower Corp., Ltd.*	50,800	73,623
China Vanke Co., Ltd.†	24,300	16,763
CITIC Securities Co., Ltd.	17,500	43,459
CMOC Group, Ltd.	42,000	33,034
COSCO SHIPPING Energy Transportation Co., Ltd.	16,000	12,708
COSCO Shipping Holdings Co., Ltd.	32,050	48,350
ENN Energy Holdings, Ltd.	9,100	72,219
Fuyao Glass Industry Group Co., Ltd.*	6,800	48,092
Genscript Biotech Corp.†	14,000	19,712
Giant Biogene Holding Co., Ltd.*	4,200	43,324
Great Wall Motor Co., Ltd.	26,500	37,996
Guotai Haitong Securities Co., Ltd.*	21,576	30,824
H World Group, Ltd. ADR	2,313	79,197
Haidilao International Holding, Ltd.*	19,000	43,166
Haier Smart Home Co., Ltd.	27,800	80,831
Haitian International Holdings, Ltd.	9,000	20,819
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	43,504
Hengan International Group Co., Ltd.	11,000	29,714
Hisense Home Appliances Group Co., Ltd.	4,000	12,172

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huaneng Power International, Inc.	56,000	$ 34,731
Huatai Securities Co., Ltd.*	16,000	23,725
Industrial & Commercial Bank of China, Ltd.	773,000	530,244
Innovent Biologics, Inc.*†	14,000	97,027
J&T Global Express, Ltd.†	23,600	18,379
JD Health International, Inc.*†	12,800	61,231
JD Logistics, Inc.*†	22,000	34,721
JD.com, Inc., Class A	27,477	453,132
Jiangsu Expressway Co., Ltd.	20,000	24,885
Jiangxi Copper Co., Ltd.	17,000	28,627
Kanzhun, Ltd. ADR†	3,040	46,512
KE Holdings, Inc. ADR	7,173	145,612
Kingdee International Software Group Co., Ltd.†	35,000	59,480
Kingsoft Corp., Ltd.	10,800	53,752
Kuaishou Technology*†	29,000	192,944
Li Auto, Inc., Class A†	13,800	169,484
Li Ning Co., Ltd.	29,000	54,967
Longfor Group Holdings, Ltd.*	26,000	34,999
Meituan, Class B*†	54,890	922,194
Midea Group Co, Ltd.†	3,300	31,295
MINISO Group Holding, Ltd.	4,200	18,900
NetEase, Inc.	21,450	461,879
New China Life Insurance Co., Ltd.	10,200	37,285
New Oriental Education & Technology Group, Inc.	16,560	81,779
NIO, Inc., Class A†	16,470	66,788
Nongfu Spring Co., Ltd.*	23,000	106,168
People's Insurance Co. Group of China, Ltd.	101,000	59,775
PetroChina Co., Ltd., Class H	238,000	182,284
PICC Property & Casualty Co., Ltd.	78,000	143,819
Ping An Insurance Group Co. of China, Ltd.	75,000	450,642
Pop Mart International Group, Ltd.*	6,200	154,928
Postal Savings Bank of China Co., Ltd.*	92,000	56,702
Qifu Technology, Inc. ADR	1,370	56,211
Shandong Gold Mining Co., Ltd.*	8,750	25,723
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	26,505
Shanghai Pharmaceuticals Holding Co., Ltd.	11,200	15,337
Shenzhou International Group Holdings, Ltd.	9,700	67,288
Silergy Corp.	4,000	50,027
Sinopharm Group Co., Ltd.	16,800	39,728
Smoore International Holdings, Ltd.*	24,000	41,652
Sunny Optical Technology Group Co., Ltd.	8,100	68,409
TAL Education Group ADR†	4,691	41,046
Tencent Holdings, Ltd.	72,100	4,436,294
Tencent Music Entertainment Group ADR	8,441	113,278
Tingyi Cayman Islands Holding Corp.	20,000	36,206
Tongcheng Travel Holdings, Ltd.	14,800	39,120
TravelSky Technology, Ltd., Class H	12,000	16,741
Tsingtao Brewery Co., Ltd.	6,000	42,473
Vipshop Holdings, Ltd. ADR	3,912	53,281
Weichai Power Co., Ltd.	25,000	48,997
WuXi AppTec Co., Ltd.*	3,496	27,114
Wuxi Biologics Cayman, Inc.*†	39,500	116,123
Xiaomi Corp., Class B*†	183,600	1,182,477
Xinyi Solar Holdings, Ltd.	66,000	22,041
XPeng, Inc., Class A†	13,900	130,566
Yadea Group Holdings, Ltd.*	14,000	25,344
Yankuang Energy Group Co., Inc.	37,000	38,691
Zhaojin Mining Industry Co., Ltd.	19,500	46,414
Zhejiang Expressway Co., Ltd.	22,000	18,155
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	47,358
Zhongsheng Group Holdings, Ltd.	8,000	12,089
Security Description	Shares or Principal Amount	Value

China (continued)
Zijin Mining Group Co., Ltd.	64,000	$ 140,121
ZTO Express Cayman, Inc.	4,800	90,546
		19,758,193
Colombia — 0.1%
Bancolombia SA	3,585	42,505
Bancolombia SA (Preference Shares)	5,647	57,999
Interconexion Electrica SA ESP	6,010	31,006
		131,510
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0
Czech Republic — 0.1%
CEZ AS	1,622	82,175
Komercni Banka AS	643	31,087
Moneta Money Bank AS*	2,611	16,049
		129,311
Greece — 0.6%
Alpha Services & Holdings SA	25,956	62,572
Eurobank Ergasias Services & Holdings SA	28,376	79,754
Hellenic Telecommunications Organization SA	1,887	35,742
JUMBO SA	1,364	42,957
Metlen Energy & Metals SA	1,050	49,483
National Bank of Greece SA	9,891	104,140
OPAP SA	1,956	43,364
Piraeus Financial Holdings SA	12,832	71,361
Public Power Corp. S.A.	2,501	37,314
		526,687
Hong Kong — 1.2%
Beijing Enterprises Holdings, Ltd.	5,500	22,339
Bosideng International Holdings, Ltd.	40,000	20,733
BYD Electronic International Co., Ltd.	9,000	37,483
C&D International Investment Group, Ltd.	9,000	18,823
China Merchants Port Holdings Co., Ltd.	17,320	28,183
China Power International Development, Ltd.	51,000	20,057
China Resources Beer Holdings Co., Ltd.	18,500	65,359
China Resources Land, Ltd.	37,000	125,232
China Resources Pharmaceutical Group, Ltd.*	23,000	14,531
China Resources Power Holdings Co., Ltd.	22,000	53,159
China Taiping Insurance Holdings Co., Ltd.	17,200	23,863
Chow Tai Fook Jewellery Group, Ltd.	28,200	37,743
CITIC, Ltd.	49,000	59,832
CSPC Pharmaceutical Group, Ltd.	94,320	74,550
Fosun International, Ltd.	37,000	19,226
GCL Technology Holdings, Ltd.†	243,000	24,752
Geely Automobile Holdings, Ltd.	68,000	143,442
Guangdong Investment, Ltd.	26,000	21,053
Hua Hong Semiconductor, Ltd.*	9,000	41,138
Lenovo Group, Ltd.	92,000	106,643
MMG, Ltd.†	52,000	15,823
Sino Biopharmaceutical, Ltd.	121,750	61,381
Sinotruk Hong Kong, Ltd.	10,000	24,034
Want Want China Holdings, Ltd.	56,000	36,753
		1,096,132
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	5,795	48,925

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
OTP Bank Nyrt	2,463	$ 181,311
Richter Gedeon Nyrt	1,902	57,540
		287,776
India — 18.1%
ABB India, Ltd.	636	41,246
Adani Enterprises, Ltd.	2,101	56,949
Adani Ports & Special Economic Zone, Ltd.	6,474	93,167
Adani Power, Ltd.†	6,647	41,660
Ambuja Cements, Ltd.	7,361	46,867
APL Apollo Tubes, Ltd.	2,071	39,418
Apollo Hospitals Enterprise, Ltd.	1,234	101,806
Ashok Leyland, Ltd.	18,177	48,625
Asian Paints, Ltd.	4,101	117,301
Astral, Ltd.	1,671	26,504
AU Small Finance Bank, Ltd.*	4,224	33,799
Aurobindo Pharma, Ltd.†	3,322	48,054
Avenue Supermarts, Ltd.*†	1,977	97,699
Axis Bank, Ltd.	25,281	354,152
Bajaj Auto, Ltd.	840	79,691
Bajaj Finance, Ltd.	3,081	314,122
Bajaj Finserv, Ltd.	4,554	105,166
Bajaj Holdings & Investment, Ltd.	357	50,695
Balkrishna Industries, Ltd.	1,036	32,778
Bank of Baroda	13,447	39,728
Bharat Electronics, Ltd.	38,808	143,755
Bharat Forge, Ltd.	3,201	41,693
Bharat Heavy Electricals, Ltd.	13,270	35,457
Bharat Petroleum Corp., Ltd.	19,420	71,224
Bharti Airtel, Ltd.	28,040	615,605
Bosch, Ltd.	94	32,522
Britannia Industries, Ltd.	1,339	85,825
Canara Bank	22,136	25,468
CG Power & Industrial Solutions, Ltd.	7,559	55,867
Cholamandalam Investment & Finance Co., Ltd.	4,836	85,296
Cipla, Ltd.	6,455	118,428
Coal India, Ltd.	19,791	89,979
Colgate-Palmolive India, Ltd.	1,745	53,234
Container Corp. Of India, Ltd.	2,762	21,924
Cummins India, Ltd.	1,868	63,701
Dabur India, Ltd.	6,181	35,557
Divi's Laboratories, Ltd.	1,452	104,091
Dixon Technologies India, Ltd.	362	70,272
DLF, Ltd.	9,265	73,504
Dr. Reddy's Laboratories, Ltd.	7,100	99,125
Eicher Motors, Ltd.	1,700	112,151
GAIL India, Ltd.	29,109	64,789
GMR Airports Infrastructure, Ltd.†	29,172	30,006
Godrej Consumer Products, Ltd.	5,234	78,308
Godrej Properties, Ltd.†	1,551	39,276
Grasim Industries, Ltd.	2,695	86,834
Havells India, Ltd.	2,980	56,472
HCL Technologies, Ltd.	10,501	193,467
HDFC Asset Management Co., Ltd.*	1,218	63,002
HDFC Bank, Ltd.	62,584	1,422,375
HDFC Life Insurance Co., Ltd.*	12,121	106,886
Hero MotoCorp, Ltd.	1,489	67,608
Hindalco Industries, Ltd.	16,526	121,387
Hindustan Aeronautics, Ltd.	2,099	111,306
Hindustan Petroleum Corp., Ltd.	10,966	48,870
Hindustan Unilever, Ltd.	9,132	252,448
ICICI Bank, Ltd.	57,693	972,638
Security Description	Shares or Principal Amount	Value

India (continued)
ICICI Lombard General Insurance Co., Ltd.*	2,658	$ 58,994
ICICI Prudential Life Insurance Co., Ltd.*	4,024	29,197
IDFC First Bank, Ltd.†	42,501	32,654
Indian Hotels Co., Ltd.	10,791	100,523
Indian Oil Corp., Ltd.	36,076	58,608
Indian Railway Catering & Tourism Corp., Ltd.	3,145	27,856
Indus Towers, Ltd.†	9,874	47,510
IndusInd Bank, Ltd.	3,579	35,289
Info Edge India, Ltd.	858	71,720
Infosys, Ltd.	36,848	650,525
InterGlobe Aviation, Ltd.*†	2,121	131,402
ITC, Ltd.	35,920	180,697
Jindal Stainless, Ltd.	4,102	28,125
Jindal Steel & Power, Ltd.	4,498	47,518
Jio Financial Services, Ltd.†	34,996	107,320
JSW Energy, Ltd.	4,414	24,984
JSW Steel, Ltd.	7,619	92,447
Jubilant Foodworks, Ltd.	4,328	36,577
Kalyan Jewellers India, Ltd.	4,526	27,542
Kotak Mahindra Bank, Ltd.	12,100	315,377
Larsen & Toubro, Ltd.	7,464	294,200
LTIMindtree, Ltd.*	826	44,697
Lupin, Ltd.	2,845	70,445
Macrotech Developers, Ltd.*	3,714	58,235
Mahindra & Mahindra, Ltd.	10,304	356,075
Mankind Pharma, Ltd.†	1,217	35,393
Marico, Ltd.	6,506	54,599
Maruti Suzuki India, Ltd.	1,376	198,996
Max Healthcare Institute, Ltd.	9,472	123,059
Mphasis, Ltd.	935	27,179
MRF, Ltd.	28	44,477
Muthoot Finance, Ltd.	1,484	37,968
Nestle India, Ltd.	3,516	99,050
NHPC, Ltd.	37,770	38,202
NMDC, Ltd.	39,384	30,133
NTPC, Ltd.	48,721	203,976
Oberoi Realty, Ltd.	1,480	28,688
Oil & Natural Gas Corp., Ltd.	38,783	111,744
Oracle Financial Services Software, Ltd.	235	24,174
Page Industries, Ltd.	62	33,222
PB Fintech, Ltd.†	3,610	69,509
Persistent Systems, Ltd.	1,276	79,882
Petronet LNG, Ltd.†	9,779	36,265
Phoenix Mills, Ltd.	2,456	47,740
PI Industries, Ltd.	1,010	43,349
Pidilite Industries, Ltd.	1,771	63,517
Polycab India, Ltd.	662	43,074
Power Finance Corp., Ltd.	18,407	88,469
Power Grid Corp. of India, Ltd.	51,511	186,085
Prestige Estates Projects, Ltd.	1,954	31,596
Punjab National Bank	27,406	32,407
Rail Vikas Nigam, Ltd.	5,744	23,647
REC, Ltd.	16,339	80,792
Reliance Industries, Ltd.	67,541	1,115,240
Samvardhana Motherson International, Ltd.	33,638	52,903
SBI Cards & Payment Services, Ltd.	2,884	29,670
SBI Life Insurance Co., Ltd.*	5,466	113,954
Shree Cement, Ltd.	111	39,074
Shriram Finance, Ltd.	17,135	123,517
Siemens Energy India, Ltd.†(1)(2)	1,109	32,530
Siemens, Ltd.	1,109	37,805
Solar Industries India, Ltd.	343	53,388
Sona BLW Precision Forgings, Ltd.*	5,192	29,511

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
SRF, Ltd.	1,702	$ 60,438
State Bank of India	19,572	182,460
Sun Pharmaceutical Industries, Ltd.	10,595	228,445
Sundaram Finance, Ltd.	816	50,418
Supreme Industries, Ltd.	787	32,930
Suzlon Energy, Ltd.†	111,472	73,889
Tata Communications, Ltd.	1,382	25,911
Tata Consultancy Services, Ltd.	10,025	407,224
Tata Consumer Products, Ltd.	7,062	96,964
Tata Elxsi, Ltd.	477	32,329
Tata Motors, Ltd.	23,611	179,841
Tata Power Co., Ltd.	17,809	80,830
Tata Steel, Ltd.	91,941	151,879
Tech Mahindra, Ltd.	6,641	117,753
Thermax, Ltd.	539	20,920
Titan Co., Ltd.	4,278	169,953
Torrent Pharmaceuticals, Ltd.	1,271	50,042
Torrent Power, Ltd.	2,129	38,597
Trent, Ltd.	1,993	121,136
Tube Investments of India, Ltd.	1,374	46,920
TVS Motor Co., Ltd.	2,923	91,862
UltraTech Cement, Ltd.	1,281	176,418
Union Bank of India, Ltd.	18,706	27,748
United Spirits, Ltd.	3,521	64,816
UPL, Ltd.	5,182	41,117
Varun Beverages, Ltd.	14,090	86,674
Vedanta, Ltd.	13,619	67,254
Voltas, Ltd.	2,376	34,660
Wipro, Ltd.	29,145	83,071
Yes Bank, Ltd.†	165,174	34,625
Zomato, Ltd.†	73,187	200,484
Zydus Lifesciences, Ltd.	2,835	29,711
		17,100,397
Indonesia — 1.2%
Alamtri Resources Indonesia Tbk PT	183,600	21,014
Amman Mineral Internasional PT†	73,900	31,719
Astra International Tbk PT	242,900	70,236
Bank Central Asia Tbk PT	624,400	331,948
Bank Mandiri Persero Tbk PT	424,700	125,107
Bank Negara Indonesia Persero Tbk PT	181,200	45,627
Bank Rakyat Indonesia Persero Tbk PT	776,700	180,138
Chandra Asri Pacific Tbk PT	88,300	41,889
Charoen Pokphand Indonesia Tbk PT	78,100	22,254
GoTo Gojek Tokopedia Tbk PT†	10,682,100	54,698
Indofood CBP Sukses Makmur Tbk PT	29,500	20,170
Indofood Sukses Makmur Tbk PT	47,000	22,651
Kalbe Farma Tbk PT	224,100	18,428
Sumber Alfaria Trijaya Tbk PT	211,400	27,507
Telkom Indonesia Persero Tbk PT	575,100	91,462
United Tractors Tbk PT	19,500	26,666
		1,131,514
Ireland — 0.9%
PDD Holdings, Inc. ADR†	7,708	813,734
Kuwait — 0.7%
Boubyan Bank KSCP	8,573	18,992
Gulf Bank KSCP	25,177	27,600
Kuwait Finance House KSCP	109,236	257,676
Mabanee Co. KPSC	9,361	24,220
Security Description	Shares or Principal Amount	Value

Kuwait (continued)
Mobile Telecommunications Co. KSCP	17,442	$ 26,917
National Bank of Kuwait SAKP	87,896	273,008
		628,413
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	61,642
Reinet Investments SCA	1,587	41,678
Zabka Group SA†	3,359	19,097
		122,417
Malaysia — 1.1%
AMMB Holdings Bhd	30,300	36,234
Axiata Group Bhd	30,600	14,892
CELCOMDIGI Bhd	43,600	38,598
CIMB Group Holdings Bhd	84,200	138,935
Gamuda Bhd	43,600	42,842
Genting Bhd	28,900	21,432
Hong Leong Bank Bhd	6,900	31,949
IHH Healthcare Bhd	22,700	36,404
IOI Corp. Bhd	27,900	23,665
Kuala Lumpur Kepong Bhd	4,800	21,825
Malayan Banking Bhd	60,200	139,374
Maxis Bhd	24,800	21,323
MISC Bhd	15,100	26,281
Nestle Malaysia Bhd	800	16,130
Petronas Chemicals Group Bhd	36,100	30,704
Petronas Dagangan Bhd	3,700	16,927
Petronas Gas Bhd	9,500	38,528
PPB Group Bhd	8,200	23,640
Press Metal Aluminium Holdings Bhd	42,700	48,489
QL Resources Bhd	16,800	18,688
RHB Bank Bhd	15,300	23,579
SD Guthrie Bhd	23,000	25,319
Sime Darby Bhd	26,300	12,678
Sunway Bhd	25,100	26,467
Telekom Malaysia Bhd	10,200	16,074
Tenaga Nasional Bhd	33,600	107,925
YTL Corp. Bhd	41,600	18,510
YTL Power International Bhd	30,800	24,412
		1,041,824
Mexico — 1.9%
Alfa SAB de CV, Class A	31,400	22,785
America Movil SAB de CV	204,200	176,705
Arca Continental SAB de CV	5,700	60,030
Cemex SAB de CV CPO	170,100	105,215
Coca-Cola Femsa SAB de CV	6,485	61,141
Fibra Uno Administracion SA de CV	37,300	48,274
Fomento Economico Mexicano SAB de CV	19,400	203,977
Gruma SAB de CV, Class B	1,970	37,535
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	40,714
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,300	87,134
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	63,157
Grupo Bimbo SAB de CV, Class A	15,400	46,858
Grupo Carso SAB de CV, Class A1	6,400	44,508
Grupo Comercial Chedraui SA de CV	3,100	20,025
Grupo Financiero Banorte SAB de CV, Class O	28,900	247,803
Grupo Financiero Inbursa SAB de CV, Class O†	20,800	53,468
Grupo Mexico SAB de CV, Class B	34,700	180,060
Industrias Penoles SAB de CV†	2,430	48,697
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	30,435
Promotora y Operadora de Infraestructura SAB de CV	2,130	23,833

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Qualitas Controladora SAB de CV	2,300	$ 25,445
Wal-Mart de Mexico SAB de CV	57,500	182,172
		1,809,971
Netherlands — 0.1%
NEPI Rockcastle NV	6,666	51,106
X5 Retail Group NV GDR†(1)(2)	1,555	0
		51,106
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,940	27,470
Philippines — 0.5%
Ayala Corp.	2,585	27,745
Ayala Land, Inc.	89,800	40,274
Bank of the Philippine Islands	22,575	56,584
BDO Unibank, Inc.	29,640	85,118
International Container Terminal Services, Inc.	12,540	76,378
Jollibee Foods Corp.	4,780	19,580
Manila Electric Co.	2,630	26,839
Metropolitan Bank & Trust Co.	18,723	25,778
PLDT, Inc.	840	19,551
SM Investments Corp.	2,310	35,981
SM Prime Holdings, Inc.	123,900	54,014
		467,842
Poland — 1.0%
Bank Polska Kasa Opieki SA	2,138	106,537
CD Projekt SA	878	54,099
Dino Polska SA*†	551	77,085
KGHM Polska Miedz SA	1,728	54,654
LPP SA	14	57,039
mBank SA†	186	40,498
Orlen SA	7,048	127,223
PGE Polska Grupa Energetyczna SA†	10,661	23,218
Powszechna Kasa Oszczednosci Bank Polski SA	9,733	186,376
Powszechny Zaklad Ubezpieczen SA	7,048	109,715
Santander Bank Polska SA	434	66,274
		902,718
Qatar — 0.6%
Al Rayan Bank	71,297	43,706
Barwa Real Estate Co.	27,671	21,280
Commercial Bank PSQC	30,273	35,752
Industries Qatar QSC	11,213	38,680
Ooredoo Q.P.S.C.	9,206	32,768
Qatar Gas Transport Co., Ltd.	31,459	39,564
Qatar International Islamic Bank QSC	7,047	20,516
Qatar Islamic Bank Q.P.S.C.	18,028	104,524
Qatar National Bank Q.P.S.C.	48,052	220,398
		557,188
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Security Description	Shares or Principal Amount	Value

Russia (continued)
Severstal PAO GDR†(1)(2)	2,862	$ 0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 3.7%
ACWA Power Co.	1,631	140,013
Ades Holding Co.	4,327	17,465
Al Rajhi Bank	21,742	564,569
Al Rajhi Co. for Co-operative Insurance†	439	15,332
Alinma Bank	13,782	106,554
Almarai Co. JSC	3,811	53,645
Arab National Bank	10,269	58,861
Arabian Internet & Communications Services Co.	329	25,120
Bank AlBilad	8,457	65,159
Bank Al-Jazira†	8,378	30,153
Banque Saudi Fransi	15,049	73,741
Bupa Arabia for Cooperative Insurance Co.	961	43,042
Co. for Cooperative Insurance	817	30,232
Dallah Healthcare Co.	428	13,921
Dar Al Arkan Real Estate Development Co.†	6,270	36,608
Dr. Sulaiman Al Habib Medical Services Group Co.	968	73,911
Elm Co.	267	73,659
Etihad Etisalat Co.	4,183	70,034
Jarir Marketing Co.	6,400	21,533
Mouwasat Medical Services Co.	1,194	23,078
Nahdi Medical Co.	330	9,994
Riyad Bank	16,443	134,798
SABIC Agri-Nutrients Co.	2,683	70,599
Sahara International Petrochemical Co.	4,799	24,309
SAL Saudi Logistics Services	320	15,578
Saudi Arabian Mining Co.†	14,341	195,371
Saudi Arabian Oil Co.*	64,031	432,740
Saudi Aramco Base Oil Co.	594	15,725
Saudi Awwal Bank	11,318	105,608
Saudi Basic Industries Corp.	10,131	164,756
Saudi Electricity Co.	9,880	39,457
Saudi Industrial Investment Group	4,949	19,949
Saudi Investment Bank	8,255	33,100
Saudi Kayan Petrochemical Co.†	10,442	16,063
Saudi National Bank	32,627	310,530
Saudi Research & Media Group†	398	18,378
Saudi Tadawul Group Holding Co.	535	26,130
Saudi Telecom Co.	22,294	282,913
Yanbu National Petrochemical Co.	3,548	30,221
		3,482,849
Singapore — 0.4%
BOC Aviation, Ltd.*	2,500	18,777
Trip.com Group, Ltd.	6,750	407,318
		426,095
South Africa — 2.7%
Absa Group, Ltd.	9,566	87,811
Anglo American Platinum, Ltd.	710	24,398
Aspen Pharmacare Holdings, Ltd.	4,858	31,797
Bid Corp., Ltd.	3,740	93,996
Bidvest Group, Ltd.	3,804	48,048
Capitec Bank Holdings, Ltd.	962	178,012
Clicks Group, Ltd.	2,636	56,062
Discovery, Ltd.	5,956	65,957
FirstRand, Ltd.	56,139	219,199
Gold Fields, Ltd.	9,977	224,741
Harmony Gold Mining Co., Ltd.	6,594	104,409

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Impala Platinum Holdings, Ltd.†	10,887	$ 64,890
Kumba Iron Ore, Ltd.	820	14,261
MTN Group, Ltd.	19,043	125,624
Naspers, Ltd.	1,876	493,404
Nedbank Group, Ltd.	5,195	70,784
Old Mutual, Ltd.	55,365	33,723
OUTsurance Group, Ltd.	9,393	38,559
Pepkor Holdings, Ltd.*	23,111	33,322
Remgro, Ltd.	5,915	50,840
Sanlam, Ltd.	20,052	91,090
Sasol, Ltd.†	6,608	22,789
Shoprite Holdings, Ltd.	5,564	85,408
Standard Bank Group, Ltd.	14,863	185,144
Vodacom Group, Ltd.	7,455	54,887
Woolworths Holdings, Ltd.	10,545	32,653
		2,531,808
South Korea — 8.8%
Alteogen, Inc.†	444	109,633
Amorepacific Corp.	365	31,942
Celltrion, Inc.	1,797	203,886
CJ CheilJedang Corp.	113	18,999
Coway Co., Ltd.	694	42,817
DB Insurance Co., Ltd.	563	36,121
Doosan Bobcat, Inc.	681	23,474
Doosan Enerbility Co., Ltd.†	5,313	108,204
Ecopro BM Co., Ltd.†	551	39,343
Ecopro Co., Ltd.	1,143	41,008
Hana Financial Group, Inc.	3,218	146,015
Hanjin Kal Corp.	301	16,834
Hankook Tire & Technology Co., Ltd.	947	27,581
Hanmi Semiconductor Co., Ltd.	561	30,033
Hanwha Aerospace Co., Ltd.	356	199,600
Hanwha Ocean Co., Ltd.†	1,123	62,016
HD Hyundai Co., Ltd.	510	28,236
HD Hyundai Electric Co., Ltd.	269	58,190
HLB, Inc.†	1,315	52,637
HMM Co., Ltd.	2,789	35,826
HYBE Co., Ltd.	243	45,643
Hyundai Glovis Co., Ltd.	406	32,560
Hyundai Heavy Industries Co., Ltd.	234	66,175
Hyundai Mobis Co., Ltd.	676	127,211
Hyundai Motor Co.	1,538	206,221
Hyundai Motor Co. (2nd Preference Shares)	415	44,551
Hyundai Motor Co. (Preference Shares)	199	20,985
Hyundai Rotem Co., Ltd.	863	68,117
Industrial Bank of Korea	2,725	29,407
Kakao Corp.	3,478	93,587
KakaoBank Corp.	1,835	28,787
KB Financial Group, Inc.	4,160	263,969
Kia Corp.	2,673	169,989
Korea Aerospace Industries, Ltd.	762	44,385
Korea Electric Power Corp.	2,959	53,393
Korea Investment Holdings Co., Ltd.	528	30,829
Korea Shipbuilding & Offshore Engineering Co., Ltd.	479	91,655
Korea Zinc Co., Ltd.	58	32,560
Korean Air Lines Co., Ltd.	2,137	31,495
Krafton, Inc.†	322	84,153
KT&G Corp.	1,219	98,360
LG Chem, Ltd.	576	87,524
LG Corp.	1,103	51,678
LG Display Co., Ltd.†	2,910	17,339
Security Description	Shares or Principal Amount	Value

South Korea (continued)
LG Electronics, Inc.	1,255	$ 63,037
LG Energy Solution, Ltd.†	523	119,390
LG H&H Co., Ltd.	114	27,066
LG Innotek Co., Ltd.	178	17,481
LG Uplus Corp.	1,611	13,622
LS Electric Co., Ltd.	171	24,480
Meritz Financial Group, Inc.	1,068	93,239
Mirae Asset Securities Co., Ltd.	2,747	22,900
NAVER Corp.	1,571	221,587
NCSoft Corp.	193	19,863
NH Investment & Securities Co., Ltd.	1,642	17,731
Orion Corp.	289	25,047
POSCO Future M Co., Ltd.†	378	33,213
POSCO Holdings, Inc.	792	145,140
Posco International Corp.	696	24,163
Samsung Biologics Co., Ltd.*†	198	146,532
Samsung C&T Corp.	1,041	89,637
Samsung Electro-Mechanics Co., Ltd.	654	54,151
Samsung Electronics Co., Ltd.	53,013	2,069,801
Samsung Electronics Co., Ltd. (Preference Shares)	9,131	300,941
Samsung Fire & Marine Insurance Co., Ltd.	344	90,628
Samsung Heavy Industries Co., Ltd.†	7,463	76,494
Samsung Life Insurance Co., Ltd.	901	54,637
Samsung SDI Co., Ltd.	618	76,516
Samsung SDS Co., Ltd.	531	47,964
Shinhan Financial Group Co., Ltd.	4,834	174,792
SK Biopharmaceuticals Co., Ltd.†	407	30,493
SK Hynix, Inc.	6,066	757,450
SK Innovation Co., Ltd.	709	47,084
SK Square Co., Ltd.†	1,066	66,667
SK Telecom Co., Ltd.	415	15,853
SK, Inc.	462	43,031
SKC Co., Ltd.†	212	15,227
S-Oil Corp.	447	16,352
Woori Financial Group, Inc.	7,094	88,382
Yuhan Corp.	682	54,618
		8,318,177
Taiwan — 15.8%
Accton Technology Corp.	5,000	92,862
Acer, Inc.	32,000	34,919
Advantech Co., Ltd.	5,148	54,244
Airtac International Group	1,000	27,515
Alchip Technologies, Ltd.	1,000	66,442
ASE Technology Holding Co., Ltd.	37,000	156,755
Asia Cement Corp.	22,000	30,954
Asia Vital Components Co., Ltd.	3,000	43,523
Asustek Computer, Inc.	8,000	145,077
AUO Corp.	67,200	25,844
Catcher Technology Co., Ltd.	7,000	47,494
Cathay Financial Holding Co., Ltd.	105,000	192,055
Chailease Holding Co., Ltd.	17,817	63,785
Chang Hwa Commercial Bank, Ltd.	49,320	28,066
Cheng Shin Rubber Industry Co., Ltd.	21,000	32,403
China Airlines, Ltd.	26,000	17,112
China Steel Corp.	134,000	86,518
Chunghwa Telecom Co., Ltd.	42,000	170,059
Compal Electronics, Inc.	46,000	39,336
CTBC Financial Holding Co., Ltd.	185,000	227,324
Delta Electronics, Inc.	22,000	229,403
E Ink Holdings, Inc.	9,000	62,471
E.Sun Financial Holding Co., Ltd.	160,047	141,617
Eclat Textile Co., Ltd.	2,000	25,889

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Elite Material Co., Ltd.	3,000	$ 52,153
eMemory Technology, Inc.	1,000	80,199
Eva Airways Corp.	30,000	36,113
Evergreen Marine Corp. Taiwan, Ltd.	11,000	71,022
Far Eastern New Century Corp.	32,000	32,867
Far EasTone Telecommunications Co., Ltd.	20,000	53,591
Feng Tay Enterprise Co., Ltd.	4,913	17,281
First Financial Holding Co., Ltd.	123,967	98,451
Formosa Chemicals & Fibre Corp.	43,000	33,477
Formosa Plastics Corp.	44,000	46,775
Fortune Electric Co., Ltd.	1,100	14,480
Fubon Financial Holding Co., Ltd.	90,458	238,427
Gigabyte Technology Co., Ltd.	6,000	42,866
Global Unichip Corp.	1,000	32,048
Globalwafers Co., Ltd.	3,000	28,937
Hon Hai Precision Industry Co., Ltd.	138,200	611,428
Hotai Motor Co., Ltd.	3,080	59,610
Hua Nan Financial Holdings Co., Ltd.	103,861	87,679
Innolux Corp.	93,660	40,119
International Games System Co., Ltd.	3,000	78,041
Inventec Corp.	30,000	38,130
Jentech Precision Industrial Co., Ltd.	1,000	31,267
KGI Financial Holding Co., Ltd.	177,451	91,547
Largan Precision Co., Ltd.	1,000	70,663
Lite-On Technology Corp.	23,000	69,037
Lotes Co., Ltd.	1,000	39,083
MediaTek, Inc.	17,000	717,569
Mega Financial Holding Co., Ltd.	131,730	155,483
Micro-Star International Co., Ltd.	8,000	34,894
Nan Ya Plastics Corp.	54,000	51,665
Nien Made Enterprise Co., Ltd.	2,000	24,450
Novatek Microelectronics Corp.	6,000	97,364
Pegatron Corp.	22,000	55,579
PharmaEssentia Corp.†	3,000	49,245
Pou Chen Corp.	21,000	21,504
President Chain Store Corp.	6,000	48,963
Quanta Computer, Inc.	30,000	223,713
Realtek Semiconductor Corp.	5,000	81,918
Ruentex Development Co., Ltd.	17,955	18,442
Shanghai Commercial & Savings Bank, Ltd.	38,000	55,842
Shin Kong Financial Holding Co., Ltd.†	151,598	55,931
SinoPac Financial Holdings Co., Ltd.	120,987	80,575
Synnex Technology International Corp.	15,000	33,252
Taishin Financial Holding Co., Ltd.	131,243	68,529
Taiwan Business Bank	68,206	30,176
Taiwan Cooperative Financial Holding Co., Ltd.	118,158	89,959
Taiwan High Speed Rail Corp.	15,000	12,733
Taiwan Mobile Co., Ltd.	21,000	74,524
Taiwan Semiconductor Manufacturing Co., Ltd.	274,000	7,778,882
TCC Group Holdings Co., Ltd.	75,512	70,004
Unimicron Technology Corp.	15,000	44,039
Uni-President Enterprises Corp.	53,000	127,268
United Microelectronics Corp.	125,000	176,656
Vanguard International Semiconductor Corp.	11,000	30,920
Voltronic Power Technology Corp.	1,000	46,900
Wan Hai Lines, Ltd.	8,000	20,636
Wistron Corp.	30,000	95,207
Wiwynn Corp.	1,000	59,719
WPG Holdings, Ltd.	18,000	37,989
Yageo Corp.	4,705	67,523
Yang Ming Marine Transport Corp.	20,000	42,523
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Yuanta Financial Holding Co., Ltd.	115,247	$ 112,065
Zhen Ding Technology Holding, Ltd.	7,000	21,383
		14,950,982
Thailand — 1.2%
Advanced Info Service PCL NVDR	14,700	129,816
Airports of Thailand PCL NVDR	52,200	59,771
Bangkok Dusit Medical Services PCL NVDR	126,400	90,813
Central Pattana PCL NVDR	25,100	38,133
Central Retail Corp. PCL NVDR	20,508	14,550
Charoen Pokphand Foods PCL NVDR	51,700	41,013
CP ALL PCL NVDR	76,500	117,939
Delta Electronics Thailand PCL NVDR	42,000	123,215
Gulf Development PCL NVDR†	67,517	99,036
Kasikornbank PCL NVDR	8,400	40,108
Krung Thai Bank PCL NVDR	46,300	30,215
Minor International PCL NVDR	35,300	28,267
PTT Exploration & Production PCL NVDR	18,100	53,913
PTT PCL NVDR	133,900	124,260
SCB X PCL NVDR	11,600	41,323
Siam Cement PCL NVDR	10,600	50,771
True Corp. PCL NVDR†	88,527	32,066
		1,115,209
Turkey — 0.5%
Akbank Turk AS	36,733	46,280
Aselsan Elektronik Sanayi Ve Ticaret AS	16,340	57,304
BIM Birlesik Magazalar AS	5,082	59,540
Coca-Cola Icecek AS	11,385	15,409
Eregli Demir ve Celik Fabrikalari TAS	34,036	19,894
Ford Otomotiv Sanayi AS	887	20,404
Haci Omer Sabanci Holding AS	12,699	24,164
KOC Holding AS	9,241	33,056
Pegasus Hava Tasimaciligi AS†	2,883	16,694
Tupras Turkiye Petrol Rafinerileri AS	10,997	35,624
Turk Hava Yollari AO†	6,134	45,294
Turkcell Iletisim Hizmetleri AS	13,637	31,847
Turkiye Is Bankasi AS	105,968	28,354
Turkiye Sise ve Cam Fabrikalari AS	10,928	9,709
Yapi ve Kredi Bankasi AS†	42,418	25,080
		468,653
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	32,808	103,969
Abu Dhabi Islamic Bank PJSC	15,058	75,022
Abu Dhabi National Oil Co. PJSC	34,636	31,778
ADNOC Drilling Co. PJSC	36,883	49,203
Aldar Properties PJSC	43,452	97,715
Americana Restaurants International PLC	33,708	20,649
Dubai Islamic Bank PJSC	33,737	69,439
Emaar Development PJSC	11,737	42,659
Emaar Properties PJSC	74,036	264,051
Emirates NBD Bank PJSC	20,965	117,295
Emirates Telecommunications Group Co. PJSC	38,408	181,947
First Abu Dhabi Bank PJSC	49,041	200,541
Multiply Group PJSC†	33,714	19,643
		1,273,911
United Kingdom — 0.2%
Anglogold Ashanti PLC	5,170	215,708
United States — 0.5%
BeiGene, Ltd.†	7,900	160,942
Legend Biotech Corp. ADR†	740	25,863

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Southern Copper Corp.	981	$ 87,819
Yum China Holdings, Inc.	4,270	184,934
		459,558
Total Common Stocks (cost $75,615,134)		84,616,964
UNAFFILIATED INVESTMENT COMPANIES — 9.9%
United States — 9.9%
iShares MSCI China A ETF	125,000	3,382,500
iShares MSCI Emerging Markets ETF	135,700	5,938,232
Total Unaffiliated Investment Companies (cost $9,889,168)		9,320,732
RIGHTS — 0.0%
South Korea — 0.0%
Samsung SDI Co., Ltd.† Expires 05/22/2025 (cost $0)	87	2,108
TOTAL INVESTMENTS (cost $85,504,302)	99.4%	93,939,804
Other assets less liabilities	0.6	566,915
NET ASSETS	100.0%	$94,506,719
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $5,279,482 representing 5.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	$16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	$0	$0.00	0.0%
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.0
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Siemens Energy India, Ltd.		1,109	20,649	32,530	29.33	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
				$32,530		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Industry Allocation*
Banks	15.6%
Semiconductors	13.2
Internet	12.5
Unaffiliated Investment Companies	9.9
Diversified Financial Services	4.0
Telecommunications	4.0
Oil & Gas	3.9
Auto Manufacturers	2.8
Computers	2.5
Insurance	2.4
Retail	1.9
Mining	1.8
Electronics	1.8
Electric	1.7
Pharmaceuticals	1.6
Software	1.6
Food	1.4
Chemicals	1.4
Real Estate	1.3
Iron/Steel	1.1
Beverages	1.0
Engineering & Construction	0.9
Aerospace/Defense	0.8
Auto Parts & Equipment	0.7
Building Materials	0.7
Healthcare-Services	0.6
Commercial Services	0.6
Biotechnology	0.6
Miscellaneous Manufacturing	0.6
Transportation	0.5
Electrical Components & Equipment	0.5
Shipbuilding	0.5
Leisure Time	0.4
Machinery-Diversified	0.4
Home Furnishings	0.4
Agriculture	0.3
Investment Companies	0.3
Coal	0.3
Household Products/Wares	0.3
Distribution/Wholesale	0.3
Metal Fabricate/Hardware	0.3
Airlines	0.2
Cosmetics/Personal Care	0.2
Lodging	0.2
Apparel	0.2
Machinery-Construction & Mining	0.2
Gas	0.2
Holding Companies-Diversified	0.2
Entertainment	0.2
Water	0.1
Forest Products & Paper	0.1
Pipelines	0.1
REITS	0.1
99.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
British Virgin Islands	$—	$—	$0	$0
Cyprus	—	—	0	0
India	17,067,867	—	32,530	17,100,397
Netherlands	51,106	—	0	51,106
Russia	—	—	0	0
Other Countries	67,465,461	—	—	67,465,461
Unaffiliated Investment Companies	9,320,732	—	—	9,320,732
Rights	2,108	—	—	2,108
Total Investments at Value	$93,907,274	$—	$32,530	$93,939,804
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.8%
Advertising — 0.3%
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	$ 3,440,000	$ 2,483,196
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	475,000	441,160
4.63%, 03/15/2030*	300,000	277,230
5.00%, 08/15/2027*	175,000	171,481
7.38%, 02/15/2031*	25,000	26,179
Stagwell Global LLC
5.63%, 08/15/2029*	1,100,000	1,037,980
		4,437,226
Aerospace/Defense — 1.6%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,989,268
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,789,198
3.95%, 08/01/2059	2,670,000	1,779,497
5.81%, 05/01/2050	2,570,000	2,408,894
6.53%, 05/01/2034	4,335,000	4,656,415
6.86%, 05/01/2054	1,380,000	1,473,873
Goat Holdco LLC
6.75%, 02/01/2032*	400,000	391,000
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,194,178
TransDigm, Inc.
4.63%, 01/15/2029	175,000	168,320
5.50%, 11/15/2027	300,000	298,572
6.38%, 03/01/2029*	375,000	382,017
6.63%, 03/01/2032*	300,000	307,306
6.75%, 08/15/2028*	100,000	102,009
6.88%, 12/15/2030*	1,700,000	1,751,600
		23,692,147
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,191,178
4.54%, 08/15/2047	5,625,000	4,426,566
		8,617,744
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	100,000	99,334
Apparel — 0.1%
Champ Acquisition Corp.
8.38%, 12/01/2031*	450,000	474,065
Kontoor Brands, Inc.
4.13%, 11/15/2029*	400,000	367,545
William Carter Co.
5.63%, 03/15/2027*	400,000	389,430
		1,231,040
Auto Manufacturers — 1.6%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,912,090
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	395,326
4.00%, 11/13/2030	750,000	667,527
4.13%, 08/17/2027	575,000	551,420
5.13%, 06/16/2025	575,000	574,561
6.13%, 03/08/2034	3,880,000	3,672,658
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
5.20%, 04/01/2045	$ 3,750,000	$ 3,075,053
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,526,920
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	650,000	653,492
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,834,080
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,610,119
		23,473,246
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	100,000	100,873
7.50%, 02/15/2033*	125,000	118,447
8.25%, 04/15/2031*	275,000	272,235
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	279,295
6.75%, 02/15/2030*	475,000	483,218
8.50%, 05/15/2027*	1,300,000	1,304,776
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	475,000	328,262
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	450,000	435,799
8.00%, 11/15/2032*(1)	775,000	742,155
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	175,000	130,553
ZF North America Capital, Inc.
6.75%, 04/23/2030*	150,000	136,885
		4,332,498
Banks — 17.3%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,100,756
2.69%, 04/22/2032	5,600,000	4,953,046
2.88%, 10/22/2030	4,000,000	3,711,535
2.97%, 02/04/2033	3,600,000	3,164,927
3.71%, 04/24/2028	2,975,000	2,932,268
3.82%, 01/20/2028	3,170,000	3,134,039
4.18%, 11/25/2027	2,760,000	2,745,438
4.38%, 04/27/2028	6,360,000	6,349,507
4.57%, 04/27/2033	3,150,000	3,051,845
5.51%, 01/24/2036	9,000,000	9,122,462
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,370,766
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,915,235
2.98%, 11/05/2030	1,390,000	1,290,003
3.06%, 01/25/2033	3,010,000	2,644,276
3.40%, 05/01/2026	3,340,000	3,307,747
3.52%, 10/27/2028	6,250,000	6,096,239
4.13%, 07/25/2028	1,340,000	1,325,441
4.30%, 11/20/2026	3,100,000	3,092,748
4.91%, 05/24/2033	3,880,000	3,812,594
5.17%, 02/13/2030	5,385,000	5,464,194
5.50%, 09/13/2025	2,500,000	2,505,108
6.02%, 01/24/2036	5,245,000	5,259,443
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,175,000	2,211,594
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,291,617
5.98%, 01/30/2030	935,000	946,484

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Goldman Sachs Capital I
6.35%, 02/15/2034	$ 2,500,000	$ 2,555,845
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	5,700,000	5,010,610
3.10%, 02/24/2033	4,225,000	3,725,963
3.81%, 04/23/2029	3,800,000	3,727,644
4.22%, 05/01/2029	3,125,000	3,095,045
4.39%, 06/15/2027	9,825,000	9,808,774
5.02%, 10/23/2035	5,000,000	4,844,822
5.15%, 05/22/2045	3,000,000	2,660,752
5.73%, 04/25/2030	2,555,000	2,648,375
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,144,486
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	5,051,261
2.95%, 02/24/2028	2,310,000	2,250,992
2.96%, 01/25/2033	3,500,000	3,102,461
4.32%, 04/26/2028	6,500,000	6,491,602
4.57%, 06/14/2030	8,570,000	8,563,461
5.14%, 01/24/2031	1,845,000	1,884,163
5.35%, 06/01/2034	4,630,000	4,701,787
5.50%, 01/24/2036	5,000,000	5,087,331
5.58%, 04/22/2030	3,330,000	3,450,732
8.00%, 04/29/2027	460,000	492,002
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,995,370
1.93%, 04/28/2032	5,000,000	4,213,507
2.94%, 01/21/2033	4,985,000	4,378,707
3.77%, 01/24/2029	2,000,000	1,963,865
3.95%, 04/23/2027	8,250,000	8,184,048
4.21%, 04/20/2028	6,500,000	6,464,839
4.46%, 04/22/2039	3,125,000	2,861,689
5.00%, 11/24/2025	2,000,000	2,005,787
5.66%, 04/18/2030	2,595,000	2,684,078
5.83%, 04/19/2035	3,010,000	3,107,948
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,448,371
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,061,548
Truist Bank
3.80%, 10/30/2026	3,000,000	2,967,314
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,830,071
US Bancorp
5.10%, 07/23/2030	2,185,000	2,220,337
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,162,785
3.53%, 03/24/2028	5,600,000	5,506,616
4.30%, 07/22/2027	4,800,000	4,795,168
4.90%, 11/17/2045	2,330,000	1,990,613
5.24%, 01/24/2031	3,845,000	3,924,735
		255,864,816
Beverages — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,270,000	2,981,254
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,568,504
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,309,920
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Coca-Cola Co.
1.00%, 03/15/2028	$10,700,000	$ 9,905,037
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,146,177
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,449,552
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	272,632
4.35%, 05/09/2027	3,150,000	3,145,880
4.65%, 11/15/2028	5,335,000	5,350,160
5.25%, 11/15/2048	2,250,000	2,007,962
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,998,996
4.99%, 05/25/2038	1,340,000	1,290,147
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,310,082
		41,736,303
Biotechnology — 1.0%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,879,689
5.25%, 03/02/2033	3,680,000	3,718,782
5.65%, 03/02/2053	3,630,000	3,484,088
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,013,112
2.80%, 09/15/2050	3,920,000	2,245,232
		15,340,903
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	100,000	86,721
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,796,279
2.72%, 02/15/2030	1,265,000	1,167,975
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	392,553
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	750,000	760,582
6.75%, 07/15/2031*	275,000	280,433
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,163,905
Masterbrand, Inc.
7.00%, 07/15/2032*	650,000	651,576
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	350,252
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	400,000	360,468
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	600,000	603,382
6.75%, 03/01/2033*	350,000	351,309
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	525,000	531,538
Standard Industries, Inc.
4.75%, 01/15/2028*	500,000	489,322
5.00%, 02/15/2027*	750,000	744,352
		12,730,647
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	250,000	258,868
Axalta Coating Systems LLC
3.38%, 02/15/2029*	475,000	439,956

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Celanese US Holdings LLC
6.50%, 04/15/2030	$ 600,000	$ 586,276
6.75%, 04/15/2033	350,000	328,540
Element Solutions, Inc.
3.88%, 09/01/2028*	675,000	638,129
H.B. Fuller Co.
4.25%, 10/15/2028	575,000	542,403
Herens Holdco Sarl
4.75%, 05/15/2028*	425,000	370,708
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	625,000	625,644
Olympus Water US Holding Corp.
4.25%, 10/01/2028*	200,000	184,766
6.25%, 10/01/2029*	1,275,000	1,171,102
7.25%, 06/15/2031*	175,000	175,000
9.75%, 11/15/2028*	375,000	390,734
SNF Group SACA
3.38%, 03/15/2030*	425,000	384,213
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	354,379
7.38%, 03/01/2031*	125,000	125,667
		6,576,385
Commercial Services — 2.8%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	375,000	383,010
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	1,075,000	1,008,108
9.75%, 07/15/2027*	250,000	250,888
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,187,534
Belron UK Finance PLC
5.75%, 10/15/2029*	775,000	774,013
Boost Newco Borrower LLC
7.50%, 01/15/2031*	1,100,000	1,160,782
Brink's Co.
6.50%, 06/15/2029*	325,000	331,103
6.75%, 06/15/2032*	600,000	614,152
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,110,069
4.00%, 05/01/2032	3,375,000	3,229,440
Equifax, Inc.
3.25%, 06/01/2026	3,425,000	3,369,432
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	634,889
5.63%, 03/15/2042*	4,090,000	4,042,794
Garda World Security Corp.
6.00%, 06/01/2029*	700,000	654,754
7.75%, 02/15/2028*	225,000	232,258
8.25%, 08/01/2032*	100,000	98,239
8.38%, 11/15/2032*	900,000	887,781
Global Payments, Inc.
4.45%, 06/01/2028	870,000	862,269
4.80%, 04/01/2026	695,000	694,599
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,304,959
2.65%, 07/15/2031	2,825,000	2,387,571
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*	625,000	609,591
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,397,758
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
6.00%, 12/15/2029*	$ 350,000	$ 354,454
6.13%, 03/15/2034*	450,000	454,854
Verisk Analytics, Inc.
4.13%, 03/15/2029	160,000	157,723
5.50%, 06/15/2045	3,560,000	3,412,302
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	166,826
		40,772,152
Computers — 2.8%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	625,000	635,774
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,511,070
1.65%, 02/08/2031	7,000,000	6,116,781
2.80%, 02/08/2061	8,615,000	5,092,795
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,427,934
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,162,857
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	850,000	868,893
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,758,297
Insight Enterprises, Inc.
6.63%, 05/15/2032*	600,000	608,702
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	842,672
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,836,156
3.63%, 05/15/2025	1,475,000	1,473,867
McAfee Corp.
7.38%, 02/15/2030*	1,525,000	1,317,275
NCR Voyix Corp.
5.13%, 04/15/2029*	250,000	240,382
NCR Atleos Corp.
9.50%, 04/01/2029*	375,000	403,453
NCR Voyix Corp.
5.00%, 10/01/2028*	500,000	484,624
Science Applications International Corp.
4.88%, 04/01/2028*	375,000	364,603
Seagate HDD Cayman
8.50%, 07/15/2031	450,000	481,369
9.63%, 12/01/2032	331,500	374,138
		41,001,642
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	775,000	761,356
Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	625,000	576,931
4.00%, 01/15/2028*	50,000	48,254
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	925,000	925,000
Gates Corp.
6.88%, 07/01/2029*	850,000	862,435
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	248,940
		2,661,560

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	$ 1,830,000	$ 1,789,078
3.40%, 10/29/2033	2,500,000	2,149,079
4.63%, 10/15/2027	3,150,000	3,144,258
5.30%, 01/19/2034	1,500,000	1,480,824
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,598,665
American Express Co.
4.05%, 05/03/2029	4,725,000	4,697,831
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,686,553
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,976,563
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,460,684
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,655,452
4.85%, 01/15/2027	3,475,000	3,493,434
6.50%, 01/20/2043	1,170,000	1,149,157
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	25,000	25,659
8.13%, 03/30/2029*	150,000	156,872
Navient Corp.
5.00%, 03/15/2027	150,000	148,500
5.50%, 03/15/2029	75,000	71,005
6.75%, 06/25/2025	175,000	174,997
6.75%, 06/15/2026	325,000	327,969
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	625,000	603,177
3.88%, 03/01/2031*	550,000	497,153
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	398,068
5.75%, 06/15/2027*	725,000	715,275
UWM Holdings LLC
6.63%, 02/01/2030*	350,000	346,104
		33,746,357
Electric — 5.2%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,178,287
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,043,741
3.65%, 02/15/2026	1,480,000	1,469,265
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,044,581
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,079,500
Calpine Corp.
5.00%, 02/01/2031*	850,000	817,607
5.13%, 03/15/2028*	250,000	247,627
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,179,805
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,126,960
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	486,714
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,961,661
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,220,655
4.75%, 06/15/2046	1,880,000	1,514,582
Security Description	Shares or Principal Amount	Value

Electric (continued)
Enel Finance International NV
2.50%, 07/12/2031*	$ 5,000,000	$ 4,345,469
4.88%, 06/14/2029*	980,000	993,375
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,264,737
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,498,025
4.10%, 03/15/2052	7,980,000	5,983,693
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,149,661
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,670,210
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,455,800
4.63%, 07/15/2027	2,010,000	2,023,682
NRG Energy, Inc.
5.75%, 01/15/2028	525,000	527,039
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	867,909
Sempra
3.70%, 04/01/2029	6,100,000	5,899,530
6.00%, 10/15/2039	1,170,000	1,161,789
TransAlta Corp.
7.75%, 11/15/2029	575,000	598,870
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,250,140
Vistra Operations Co. LLC
5.50%, 09/01/2026*	425,000	423,828
5.63%, 02/15/2027*	800,000	799,483
6.88%, 04/15/2032*	150,000	155,367
7.75%, 10/15/2031*	200,000	211,476
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,043,714
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	325,000	307,267
7.25%, 01/15/2029*	475,000	470,100
8.38%, 01/15/2031*	125,000	125,459
8.63%, 03/15/2033*	175,000	174,631
		76,772,239
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	559,793
4.75%, 06/15/2028*	450,000	433,561
6.50%, 12/31/2027*	425,000	426,494
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	126,651
6.38%, 03/15/2033*	100,000	101,161
6.63%, 03/15/2032*	175,000	178,014
7.25%, 06/15/2028*	650,000	658,634
		2,484,308
Electronics — 2.4%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,702,624
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,907,498
Coherent Corp.
5.00%, 12/15/2029*	800,000	765,902
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,934,158
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	10,127,214

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Hubbell, Inc.
2.30%, 03/15/2031	$ 2,100,000	$ 1,827,964
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,321,570
Sensata Technologies BV
5.88%, 09/01/2030*	275,000	267,637
Sensata Technologies, Inc.
6.63%, 07/15/2032*	400,000	396,289
TTM Technologies, Inc.
4.00%, 03/01/2029*	650,000	604,220
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,250,706
		36,105,782
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	164,942
5.00%, 01/31/2028*	750,000	730,501
		895,443
Entertainment — 0.7%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	1,050,000	969,311
6.00%, 10/15/2032*	75,000	70,706
6.50%, 02/15/2032*	250,000	251,310
7.00%, 02/15/2030*	200,000	204,729
CCM Merger, Inc.
6.38%, 05/01/2026*	450,000	450,525
Churchill Downs, Inc.
5.75%, 04/01/2030*	225,000	220,046
6.75%, 05/01/2031*	675,000	681,734
Light & Wonder International, Inc.
7.25%, 11/15/2029*	550,000	560,726
7.50%, 09/01/2031*	400,000	410,988
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	950,000	896,855
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	125,000	120,276
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	372,775
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	400,000	380,716
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	850,000	807,902
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	725,000	734,956
WarnerMedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	3,463,543
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	150,000	144,993
7.13%, 02/15/2031*	375,000	386,837
		11,128,928
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	1,475,000	1,394,816
Security Description	Shares or Principal Amount	Value

Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	$ 475,000	$ 443,039
5.88%, 02/15/2028*	200,000	199,849
6.25%, 03/15/2033*	75,000	76,091
6.50%, 02/15/2028*	150,000	152,388
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,365,198
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	4,990,343
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,129,450
4.45%, 02/01/2047	1,325,000	1,079,130
5.00%, 09/15/2034	3,135,000	3,072,675
6.90%, 04/15/2038	940,000	1,042,088
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	354,920
5.50%, 10/15/2027*	575,000	570,287
6.13%, 09/15/2032*	50,000	50,015
Post Holdings, Inc.
5.50%, 12/15/2029*	650,000	637,977
6.25%, 02/15/2032*	325,000	327,518
6.25%, 10/15/2034*	75,000	74,377
6.38%, 03/01/2033*	200,000	197,752
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,745,977
3.00%, 10/15/2030*	4,220,000	3,739,019
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,181,014
US Foods, Inc.
4.75%, 02/15/2029*	700,000	679,869
5.75%, 04/15/2033*	75,000	73,463
6.88%, 09/15/2028*	225,000	230,629
		30,413,068
Gas — 0.6%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,284,579
5.95%, 03/15/2035	2,735,000	2,741,898
NiSource, Inc.
4.38%, 05/15/2047	935,000	758,476
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,787,010
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	475,000	487,306
7.75%, 05/01/2035*	450,000	462,104
		8,521,373
Healthcare-Products — 2.0%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,698,396
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,266,234
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,327,412
3.00%, 09/23/2029*	2,245,000	2,091,509
Avantor Funding, Inc.
4.63%, 07/15/2028*	375,000	360,639
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,067,408
2.80%, 12/10/2051	3,475,000	2,131,394
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,545,036

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
3.40%, 11/15/2049	$ 4,180,000	$ 2,935,001
Insulet Corp.
6.50%, 04/01/2033*	625,000	637,627
Medline Borrower LP
5.25%, 10/01/2029*	1,750,000	1,661,866
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	525,000	529,018
Neogen Food Safety Corp.
8.63%, 07/20/2030*	425,000	429,031
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,454,443
3.30%, 09/15/2029	2,525,000	2,379,954
		29,514,968
Healthcare-Services — 2.3%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	575,000	529,577
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	300,000	292,565
6.00%, 01/15/2029*	225,000	209,603
6.13%, 04/01/2030*	150,000	102,284
6.88%, 04/15/2029*	325,000	236,766
Concentra Health Services, Inc.
6.88%, 07/15/2032*	725,000	742,252
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	5,112,760
4.55%, 05/15/2052	3,155,000	2,557,613
5.85%, 01/15/2036	760,000	793,585
HCA, Inc.
5.45%, 09/15/2034	6,800,000	6,747,282
HealthEquity, Inc.
4.50%, 10/01/2029*	700,000	661,478
IQVIA, Inc.
6.50%, 05/15/2030*	550,000	558,815
Molina Healthcare, Inc.
6.25%, 01/15/2033*	650,000	645,110
Select Medical Corp.
6.25%, 12/01/2032*	775,000	769,539
Tenet Healthcare Corp.
4.25%, 06/01/2029	50,000	47,618
5.13%, 11/01/2027	325,000	322,321
6.13%, 10/01/2028	525,000	523,744
6.25%, 02/01/2027	525,000	524,741
6.75%, 05/15/2031	300,000	307,527
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,398,237
3.75%, 07/15/2025	3,165,000	3,159,296
3.88%, 08/15/2059	3,000,000	2,098,392
4.75%, 05/15/2052	3,100,000	2,612,687
		33,953,792
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	350,000	345,478
Insurance — 2.4%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	450,000	458,420
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	250,000	241,335
6.75%, 10/15/2027*	400,000	397,124
7.00%, 01/15/2031*	625,000	634,311
Security Description	Shares or Principal Amount	Value

Insurance (continued)
7.38%, 10/01/2032*	$ 450,000	$ 454,753
AmWINS Group, Inc.
4.88%, 06/30/2029*	1,025,000	978,596
6.38%, 02/15/2029*	350,000	354,171
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	450,000	458,012
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	1,900,000	1,938,033
AssuredPartners, Inc.
5.63%, 01/15/2029*	575,000	573,014
7.50%, 02/15/2032*	125,000	132,859
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	850,000	864,869
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	1,450,000	1,400,013
Hartford Insurance Group, Inc.
6.63%, 04/15/2042	2,255,000	2,379,450
HUB International, Ltd.
5.63%, 12/01/2029*	1,350,000	1,318,784
7.25%, 06/15/2030*	525,000	544,553
7.38%, 01/31/2032*	1,050,000	1,081,754
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	300,000	316,435
10.50%, 12/15/2030*	950,000	1,021,946
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,574,673
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,270,650
MBIA, Inc.
6.63%, 10/01/2028	250,000	238,300
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,172,470
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,752,734
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	473,160
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,923,589
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,425,000	1,459,905
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	996,831
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	906,161
6.63%, 12/01/2037	2,130,000	2,352,865
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	166,000
5.88%, 08/01/2032*	575,000	567,934
USF&G Capital III
8.31%, 07/01/2046*	250,000	253,054
USI, Inc.
7.50%, 01/15/2032*	1,475,000	1,523,364
		35,180,122
Internet — 2.2%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,269,755
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,886,832
3.30%, 04/13/2027	3,365,000	3,330,813
3.60%, 04/13/2032	6,450,000	6,117,982

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Booking Holdings, Inc.
4.63%, 04/13/2030	$ 4,895,000	$ 4,933,573
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	392,932
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,551,818
Gen Digital, Inc.
6.25%, 04/01/2033*	600,000	598,381
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	425,000	421,256
Match Group Holdings II LLC
4.63%, 06/01/2028*	700,000	673,616
5.00%, 12/15/2027*	175,000	172,145
Millennium Escrow Corp.
6.63%, 08/01/2026*	100,000	72,360
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,116,029
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,077,889
		32,615,381
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	400,000	343,121
6.75%, 04/15/2030*	550,000	529,617
7.00%, 03/15/2032*	150,000	140,923
7.50%, 09/15/2031*	75,000	72,580
		1,086,241
Leisure Time — 0.2%
Acushnet Co.
7.38%, 10/15/2028*	100,000	103,478
Carnival Corp.
5.75%, 03/15/2030*	75,000	74,472
6.00%, 05/01/2029*	675,000	671,023
6.13%, 02/15/2033*	75,000	74,366
7.00%, 08/15/2029*	50,000	52,157
7.63%, 03/01/2026*	100,000	100,128
NCL Corp., Ltd.
5.88%, 03/15/2026*	190,000	189,031
6.25%, 03/01/2030*	275,000	268,249
6.75%, 02/01/2032*	200,000	195,288
7.75%, 02/15/2029*	50,000	51,602
8.13%, 01/15/2029*	75,000	78,541
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	124,093
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	224,737
5.50%, 08/31/2026*	300,000	300,143
5.63%, 09/30/2031*	50,000	49,616
6.00%, 02/01/2033*	300,000	300,826
6.25%, 03/15/2032*	325,000	329,871
		3,187,621
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/2027	300,000	293,841
4.75%, 06/15/2031*	375,000	349,607
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	275,000	243,261
5.38%, 05/01/2025*	75,000	75,000
5.75%, 05/01/2028*	200,000	200,137
5.88%, 03/15/2033*	125,000	124,936
Security Description	Shares or Principal Amount	Value

Lodging (continued)
MGM Resorts International
6.13%, 09/15/2029	$ 325,000	$ 323,529
6.50%, 04/15/2032	575,000	566,610
Station Casinos LLC
4.50%, 02/15/2028*	750,000	723,664
6.63%, 03/15/2032*	350,000	347,970
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	575,000	552,299
		3,800,854
Machinery-Construction & Mining — 0.2%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,748,720
Machinery-Diversified — 0.4%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,478,385
SPX FLOW, Inc.
8.75%, 04/01/2030*	975,000	983,105
		5,461,490
Media — 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	925,000	835,759
4.25%, 01/15/2034*	350,000	294,836
4.75%, 03/01/2030*	825,000	778,829
5.00%, 02/01/2028*	600,000	585,393
5.38%, 06/01/2029*	775,000	758,096
5.50%, 05/01/2026*	350,000	349,524
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,605,461
3.90%, 06/01/2052	3,400,000	2,153,470
4.91%, 07/23/2025	634,000	633,160
6.48%, 10/23/2045	2,365,000	2,202,869
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,425,498
3.30%, 02/01/2027	4,690,000	4,628,083
4.00%, 11/01/2049	3,554,000	2,673,103
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,077,431
CSC Holdings LLC
4.13%, 12/01/2030*	800,000	548,295
5.00%, 11/15/2031*	450,000	202,400
5.50%, 04/15/2027*	250,000	232,295
5.75%, 01/15/2030*	200,000	100,308
6.50%, 02/01/2029*	475,000	388,474
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	762,083
DISH DBS Corp.
5.13%, 06/01/2029	475,000	297,404
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	104,412
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	556,474
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,047,075
Paramount Global
4.90%, 08/15/2044	2,550,000	1,919,521
4.95%, 05/19/2050	940,000	693,172
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	275,000	198,000
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	350,000	300,331

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.13%, 07/01/2030*	$ 250,000	$ 223,688
5.00%, 08/01/2027*	325,000	321,092
5.50%, 07/01/2029*	350,000	340,771
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,100,000	1,008,700
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	731,217
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	748,893
5.50%, 09/01/2041	3,910,000	3,349,420
6.75%, 06/15/2039	690,000	688,869
Univision Communications, Inc.
7.38%, 06/30/2030*	350,000	318,796
8.00%, 08/15/2028*	650,000	631,376
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	504,108
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	475,000	426,986
5.50%, 05/15/2029*	475,000	457,336
Ziggo Bond Co. BV
5.13%, 02/28/2030*	450,000	398,935
Ziggo BV
4.88%, 01/15/2030*	325,000	299,209
		47,801,152
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	447,860
5.25%, 10/01/2054	3,815,000	3,404,165
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,311,119
		7,163,144
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	575,000	545,480
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,475,102
2.85%, 04/27/2031*	2,790,000	2,480,843
		6,501,425
Miscellaneous Manufacturing — 0.5%
Hillenbrand, Inc.
6.25%, 02/15/2029	225,000	223,685
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,591,731
Textron, Inc.
3.90%, 09/17/2029	1,215,000	1,166,304
		6,981,720
Office Furnishings — 0.1%
Interface, Inc.
5.50%, 12/01/2028*	950,000	927,417
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,459,956
Zebra Technologies Corp.
6.50%, 06/01/2032*	250,000	251,163
		1,711,119
Security Description	Shares or Principal Amount	Value

Oil & Gas — 3.4%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	$ 575,000	$ 577,325
Antero Resources Corp.
5.38%, 03/01/2030*	225,000	217,722
APA Corp.
6.10%, 02/15/2035*	595,000	556,647
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	475,000	460,909
6.63%, 10/15/2032*	150,000	148,426
8.25%, 12/31/2028*	275,000	277,826
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,288,212
2.94%, 06/04/2051	5,325,000	3,268,003
3.12%, 05/04/2026	2,810,000	2,775,571
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,454,734
4.40%, 04/15/2029	2,460,000	2,425,118
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,904,810
Civitas Resources, Inc.
8.38%, 07/01/2028*	450,000	442,099
8.63%, 11/01/2030*	50,000	48,190
8.75%, 07/01/2031*	50,000	47,526
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,678,721
CNX Resources Corp.
7.25%, 03/01/2032*	50,000	49,972
Comstock Resources, Inc.
6.75%, 03/01/2029*	425,000	405,105
6.75%, 03/01/2029*	500,000	473,782
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,558,667
Diamondback Energy, Inc.
5.55%, 04/01/2035	2,160,000	2,122,976
5.75%, 04/18/2054	2,120,000	1,894,331
EQT Corp.
6.38%, 04/01/2029*	150,000	153,484
7.50%, 06/01/2027*	225,000	228,431
7.50%, 06/01/2030*	150,000	161,291
Expand Energy Corp.
5.38%, 03/15/2030	200,000	198,551
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,161,295
HF Sinclair Corp.
5.00%, 02/01/2028	350,000	346,381
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,297,706
6.50%, 03/01/2041	730,000	732,944
Matador Resources Co.
6.25%, 04/15/2033*	125,000	117,987
6.50%, 04/15/2032*	350,000	337,126
Nabors Industries, Inc.
7.38%, 05/15/2027*	250,000	235,722
8.88%, 08/15/2031*	125,000	84,780
9.13%, 01/31/2030*	200,000	181,112
Nabors Industries, Ltd.
7.50%, 01/15/2028*	50,000	39,790
Permian Resources Operating LLC
5.38%, 01/15/2026*	375,000	372,813
6.25%, 02/01/2033*	225,000	220,027
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	70,320

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
7.13%, 01/15/2026*	$ 286,000	$ 285,018
Range Resources Corp.
4.88%, 05/15/2025	200,000	199,802
8.25%, 01/15/2029	275,000	281,626
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	425,000	436,766
SM Energy Co.
6.75%, 09/15/2026	550,000	544,968
6.75%, 08/01/2029*	150,000	140,044
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	450,000	413,526
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,898,035
4.00%, 04/01/2029	1,535,000	1,499,243
4.90%, 03/15/2045	1,000,000	857,662
7.50%, 04/15/2032	1,540,000	1,724,025
		50,297,147
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	400,000	399,319
6.88%, 04/01/2027*	700,000	699,016
Aris Water Holdings LLC
7.25%, 04/01/2030*	475,000	471,355
Kodiak Gas Services LLC
7.25%, 02/15/2029*	700,000	710,946
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	975,000	966,727
		3,247,363
Packaging & Containers — 0.6%
ARD Finance SA
6.50%, 06/30/2027*(1)	330,187	9,041
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	975,000	848,648
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	450,000	207,000
Ball Corp.
6.00%, 06/15/2029	400,000	408,159
6.88%, 03/15/2028	175,000	179,240
Clearwater Paper Corp.
4.75%, 08/15/2028*	700,000	650,853
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	1,100,000	1,124,753
6.88%, 01/15/2030*	250,000	254,011
8.75%, 04/15/2030*	875,000	901,533
Graphic Packaging International LLC
4.75%, 07/15/2027*	425,000	417,965
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	275,726
9.25%, 04/15/2027*	175,000	160,565
OI European Group BV
4.75%, 02/15/2030*	250,000	231,462
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	193,000	192,514
Sealed Air Corp.
6.50%, 07/15/2032*	525,000	533,994
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	$ 275,000	$ 277,031
7.25%, 02/15/2031*	150,000	156,203
Trivium Packaging Finance BV
8.50%, 08/15/2027*	1,550,000	1,531,992
		8,360,690
Pharmaceuticals — 4.6%
1261229 BC, Ltd.
10.00%, 04/15/2032*	1,000,000	979,174
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,848,860
3.20%, 11/21/2029	6,575,000	6,267,148
4.80%, 03/15/2027	1,050,000	1,063,561
4.80%, 03/15/2029	500,000	509,917
4.95%, 03/15/2031	1,540,000	1,575,883
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,687,216
3.13%, 06/12/2027	3,085,000	3,029,739
3.38%, 11/16/2025	6,065,000	6,038,867
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	375,000	304,556
5.25%, 01/30/2030*	225,000	131,714
6.25%, 02/15/2029*	200,000	131,000
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	905,860
4.88%, 06/25/2048*	1,000,000	787,866
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,990,807
4.69%, 12/15/2044	3,088,000	2,651,753
BellRing Brands, Inc.
7.00%, 03/15/2030*	600,000	622,524
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	6,047,286
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	2,019,688
4.78%, 03/25/2038	3,130,000	2,822,866
5.05%, 03/25/2048	2,740,000	2,328,687
5.13%, 07/20/2045	1,265,000	1,096,993
CVS Pass-Through Trust
5.30%, 01/11/2027*	82,296	82,295
Grifols SA
4.75%, 10/15/2028*	1,000,000	930,876
Jazz Securities DAC
4.38%, 01/15/2029*	350,000	332,158
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	7,002,956
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	750,000	629,513
6.75%, 05/15/2034*	200,000	188,588
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,482,123
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,476,646
		67,967,120
Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	400,000	390,362
5.75%, 03/01/2027*	825,000	822,024
6.63%, 02/01/2032*	450,000	454,652

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	$ 475,000	$ 483,197
7.25%, 07/15/2032*	100,000	102,537
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,740,374
3.60%, 09/01/2032	2,970,000	2,614,873
4.80%, 05/03/2029	980,000	981,419
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	195,382
CNX Midstream Partners LP
4.75%, 04/15/2030*	800,000	736,377
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	1,260,000	1,215,377
DT Midstream, Inc.
4.38%, 06/15/2031*	675,000	621,701
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,130,849
Enbridge, Inc.
5.63%, 04/05/2034	3,315,000	3,353,586
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	2,948,985
5.55%, 05/15/2034	1,450,000	1,427,060
5.95%, 05/15/2054	1,500,000	1,363,662
Hess Midstream Operations LP
5.13%, 06/15/2028*	400,000	391,594
5.88%, 03/01/2028*	225,000	225,473
6.50%, 06/01/2029*	175,000	177,725
MPLX LP
4.00%, 03/15/2028	850,000	837,930
4.50%, 04/15/2038	3,150,000	2,706,970
5.20%, 03/01/2047	2,750,000	2,342,609
5.20%, 12/01/2047	2,740,000	2,319,516
Northriver Midstream Finance LP
6.75%, 07/15/2032*	725,000	720,442
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,424,663
5.20%, 07/15/2048	2,825,000	2,380,720
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	625,000	635,021
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,579,809
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,253,122
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	94,613
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	2,948,995
		42,621,619
REITS — 2.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,359,662
3.95%, 01/15/2028	2,110,000	2,081,687
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,352,126
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,700,946
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,529,496
3.25%, 01/15/2051	3,185,000	2,032,149
3.80%, 02/15/2028	3,560,000	3,477,948
Security Description	Shares or Principal Amount	Value

REITS (continued)
DOC DR LLC
4.30%, 03/15/2027	$ 1,590,000	$ 1,582,087
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,606,128
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,810,899
Iron Mountain, Inc.
6.25%, 01/15/2033*	175,000	174,680
7.00%, 02/15/2029*	975,000	1,001,426
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	350,000	348,832
7.25%, 07/15/2028*	200,000	205,540
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,552,199
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,137,149
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,658,812
4.00%, 06/01/2025	2,600,000	2,598,557
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,721,196
XHR LP
6.63%, 05/15/2030*	650,000	640,269
		38,571,788
Retail — 2.5%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,023,786
4.38%, 01/15/2028*	825,000	798,679
5.63%, 09/15/2029*	175,000	174,421
6.13%, 06/15/2029*	125,000	126,977
Academy, Ltd.
6.00%, 11/15/2027*	575,000	573,961
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,658,668
3.90%, 04/15/2030	2,450,000	2,203,925
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	375,000	352,639
4.75%, 03/01/2030	125,000	116,899
5.00%, 02/15/2032*	325,000	296,182
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,734,151
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,509,158
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	775,000	653,238
Gap, Inc.
3.63%, 10/01/2029*	400,000	361,655
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	725,000	732,407
GYP Holdings III Corp.
4.63%, 05/01/2029*	850,000	799,330
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	3,041,920
3.25%, 04/15/2032	3,075,000	2,816,111
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	250,000	249,362
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	925,000	967,447
Patrick Industries, Inc.
6.38%, 11/01/2032*	700,000	679,580

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
QXO Building Products, Inc.
6.75%, 04/30/2032*	$ 650,000	$ 651,681
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/2032	400,000	402,903
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	251,376
5.88%, 03/01/2027	625,000	621,841
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,810,625
White Cap Buyer LLC
6.88%, 10/15/2028*	875,000	852,556
		36,461,478
Semiconductors — 2.3%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,850,235
3.42%, 04/15/2033*	3,000,000	2,675,411
3.75%, 02/15/2051*	960,000	699,462
Entegris, Inc.
4.75%, 04/15/2029*	250,000	243,283
5.95%, 06/15/2030*	800,000	798,332
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,035,188
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,160,035
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,224,129
4.00%, 03/15/2029	3,790,000	3,755,821
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,572,536
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,688,776
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,232,194
3.25%, 05/20/2027	6,589,000	6,485,705
Synaptics, Inc.
4.00%, 06/15/2029*	400,000	369,774
		33,790,881
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,398,543
Software — 3.6%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,236,404
AppLovin Corp.
5.50%, 12/01/2034	2,050,000	2,047,958
5.95%, 12/01/2054	2,100,000	2,005,365
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,200,000	1,147,022
Capstone Borrower, Inc.
8.00%, 06/15/2030*	750,000	766,191
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	75,000	66,404
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	175,000	150,070
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	1,000,000	908,897
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	475,170
Security Description	Shares or Principal Amount	Value

Software (continued)
8.25%, 06/30/2032*	$ 175,000	$ 182,546
9.00%, 09/30/2029*	1,450,000	1,460,773
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	175,000	174,508
6.50%, 10/15/2028*	450,000	441,613
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	450,000	448,916
Elastic NV
4.13%, 07/15/2029*	750,000	707,838
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	600,000	599,410
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	200,000	180,064
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,236,382
Open Text Corp.
3.88%, 02/15/2028*	550,000	525,715
6.90%, 12/01/2027*	200,000	205,705
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	23,102
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,924,817
3.95%, 03/25/2051	3,000,000	2,166,187
6.15%, 11/09/2029	2,130,000	2,263,561
6.25%, 11/09/2032	2,850,000	3,039,268
Rocket Software, Inc.
6.50%, 02/15/2029*	1,100,000	1,046,286
9.00%, 11/28/2028*	125,000	128,793
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,150,523
3.80%, 12/15/2026	1,225,000	1,213,710
3.85%, 12/15/2025	3,510,000	3,500,694
4.20%, 09/15/2028	955,000	947,804
Salesforce, Inc.
1.50%, 07/15/2028	172,000	159,242
1.95%, 07/15/2031	9,500,000	8,284,542
SS&C Technologies, Inc.
5.50%, 09/30/2027*	775,000	771,179
6.50%, 06/01/2032*	225,000	228,092
UKG, Inc.
6.88%, 02/01/2031*	1,100,000	1,131,673
VMware LLC
2.20%, 08/15/2031	5,885,000	5,003,673
		52,950,097
Telecommunications — 4.9%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,388,952
2.25%, 02/01/2032	2,300,000	1,953,925
2.55%, 12/01/2033	6,999,000	5,775,817
3.30%, 02/01/2052	6,265,000	4,050,156
3.50%, 06/01/2041	3,200,000	2,457,009
3.50%, 02/01/2061	1,673,000	1,064,299
3.80%, 12/01/2057	4,261,000	2,933,103
3.85%, 06/01/2060	2,125,000	1,446,794
5.15%, 03/15/2042	1,500,000	1,365,258
5.30%, 08/15/2058	1,875,000	1,600,359
6.38%, 03/01/2041	3,500,000	3,622,350
Corning, Inc.
4.75%, 03/15/2042	1,100,000	972,427
GoTo Group, Inc.
5.50%, 05/01/2028*	129,360	112,543

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
5.50%, 05/01/2028*	$ 178,640	$ 66,990
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	1,972,738
5.30%, 02/15/2034	3,175,000	3,129,411
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,585,282
3.40%, 10/15/2052	8,000,000	5,307,354
5.15%, 04/15/2034	3,835,000	3,837,388
5.50%, 01/15/2055	2,050,000	1,910,423
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,178,693
3.40%, 03/22/2041	6,165,000	4,702,447
4.13%, 08/15/2046	5,545,000	4,377,823
4.50%, 08/10/2033	3,000,000	2,892,841
Viavi Solutions, Inc.
3.75%, 10/01/2029*	375,000	343,592
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	196,301
Vodafone Group PLC
5.75%, 06/28/2054	6,775,000	6,403,995
		72,648,270
Transportation — 1.9%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,274,669
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,011,584
4.70%, 05/01/2048	2,710,000	2,337,563
7.13%, 10/15/2031	2,950,000	3,306,444
FedEx Corp.
3.10%, 08/05/2029*	1,220,000	1,147,343
4.05%, 02/15/2048*	1,320,000	952,033
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,923,951
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,505,604
2.97%, 09/16/2062	3,025,000	1,729,141
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,591,175
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	700,000	698,308
		27,477,815
Total Corporate Bonds & Notes (cost $1,437,421,587)		1,341,564,768
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.8%
U.S. Government — 4.8%
United States Treasury Bonds
4.25%, 08/15/2054	18,900,000	17,520,891
United States Treasury Notes
3.88%, 08/15/2034	22,525,000	22,063,941
4.63%, 02/15/2035	30,000,000	31,125,000
Total U.S. Government & Agency Obligations (cost $72,837,050)		70,709,832
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3) (cost $628,458)	934	14,757
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	$ 1,950
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		2,250
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
TOTAL INVESTMENTS (cost $1,512,099,112)	95.6%	1,412,291,620
Other assets less liabilities	4.4	65,431,296
NET ASSETS	100.0%	$1,477,722,916
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $249,343,531 representing 16.9% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Audacy, Inc., Class A
	10/24/2019	75	$50,433
	12/10/2019	112	75,650
	03/10/2021	336	224,993
	04/28/2021	262	176,516
	05/27/2021	149	100,866
		934	628,458	$14,757	$15.80	0.0%
Warrants
Audacy, Inc.
	10/24/2019	15	5
	12/10/2019	23	8
	03/10/2021	68	22

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants (continued)
	04/28/2021	53	$18
	05/27/2021	30	10
		189	63	$2	$0.01	0.0%
Audacy, Inc. (Black-Scholes Protection)
	10/24/2019	91	25
	12/10/2019	136	38
	03/10/2021	407	113
	04/28/2021	317	88
	05/27/2021	181	50
		1,132	314	11	0.01	0.0
				$14,770		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
DAC—Designated Activity Company
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
70	Long	U.S. Treasury Long Bonds	June 2025	$8,122,157	$8,163,750	$41,593
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,341,564,768	$—	$1,341,564,768
U.S. Government & Agency Obligations	—	70,709,832	—	70,709,832
Common Stocks	—	—	14,757	14,757
Escrows and Litigation Trusts	—	1,950	300	2,250
Warrants	—	—	13	13
Total Investments at Value	$—	$1,412,276,550	$15,070	$1,412,291,620
Other Financial Instruments:†
Futures Contracts	$41,593	$—	$—	$41,593
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Canada — 8.3%
Brookfield Asset Management, Ltd., Class A	76,546	$ 4,082,198
Constellation Software, Inc.	1,372	4,944,565
Shopify, Inc., Class A†	56,420	5,359,900
Thomson Reuters Corp.	18,371	3,418,477
Waste Connections, Inc.	16,693	3,296,825
		21,101,965
China — 3.0%
Tencent Holdings, Ltd.	122,572	7,541,822
Denmark — 1.7%
DSV A/S	20,753	4,378,004
France — 10.7%
Air Liquide SA	21,868	4,473,045
Cie de Saint-Gobain SA	40,225	4,351,831
EssilorLuxottica SA	13,196	3,777,636
Hermes International S.C.A.	1,663	4,504,478
Safran SA	17,770	4,690,466
Schneider Electric SE	22,487	5,201,874
		26,999,330
Germany — 12.4%
Deutsche Boerse AG	12,244	3,932,321
Deutsche Telekom AG	134,903	4,829,268
Heidelberg Materials AG	25,302	4,994,595
MTU Aero Engines AG	5,783	1,990,932
Muenchener Rueckversicherungs-Gesellschaft AG	6,732	4,588,012
SAP SE	22,048	6,376,651
Siemens Energy AG†	59,264	4,534,450
		31,246,229
India — 7.0%
Bharti Airtel, Ltd.	203,552	4,468,886
HDFC Bank, Ltd.	213,121	4,843,696
ICICI Bank, Ltd.	279,851	4,717,970
Larsen & Toubro, Ltd.	95,890	3,779,587
		17,810,139
Ireland — 2.8%
Linde PLC	7,063	3,201,164
Trane Technologies PLC	10,078	3,862,998
		7,064,162
Israel — 0.8%
Bank Hapoalim BM	131,391	1,930,438
Japan — 6.1%
Hitachi, Ltd.	218,080	5,365,824
Mitsubishi Heavy Industries, Ltd.	253,881	4,965,577
Sony Group Corp.	189,431	4,996,113
		15,327,514
Jersey — 1.5%
Experian PLC	74,903	3,708,435
Luxembourg — 1.9%
Spotify Technology SA†	7,943	4,876,843
Netherlands — 8.2%
ASM International NV	7,708	3,713,725
ASML Holding NV	8,503	5,611,006
Ferrari NV	6,748	3,070,021
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Ferrovial SE	81,000	$ 3,934,707
Wolters Kluwer NV	25,081	4,416,804
		20,746,263
Singapore — 0.1%
Trip.com Group, Ltd. ADR	3,038	179,212
Spain — 1.4%
Aena SME SA*	12,900	3,235,489
Iberdrola SA	19,600	352,931
		3,588,420
Sweden — 0.5%
Atlas Copco AB, Class A	86,212	1,336,596
Switzerland — 6.5%
Holcim AG	35,912	3,985,629
Partners Group Holding AG	2,749	3,582,177
UBS Group AG	148,967	4,492,383
Zurich Insurance Group AG	6,302	4,446,944
		16,507,133
Taiwan — 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	361,270	10,256,485
United Kingdom — 8.5%
3i Group PLC	79,907	4,508,876
InterContinental Hotels Group PLC	30,314	3,208,528
London Stock Exchange Group PLC	25,262	3,913,752
RELX PLC	83,809	4,542,526
Rolls-Royce Holdings PLC	520,969	5,236,379
		21,410,061
United States — 13.0%
Arthur J. Gallagher & Co.	10,735	3,442,607
Broadcom, Inc.	22,612	4,352,132
Marsh & McLennan Cos., Inc.	14,641	3,301,106
Mastercard, Inc., Class A	6,690	3,666,521
MercadoLibre, Inc.†	1,715	3,997,408
Moody's Corp.	7,259	3,289,198
S&P Global, Inc.	6,729	3,364,837
Synopsys, Inc.†	7,734	3,549,983
Visa, Inc., Class A	10,998	3,799,809
		32,763,601
Total Common Stocks (cost $198,348,830)		248,772,652

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	2,082	$ 0
TOTAL INVESTMENTS (cost $198,348,830)	98.4%	248,772,652
Other assets less liabilities	1.6	3,961,811
NET ASSETS	100.0%	$252,734,463
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $3,235,489 representing 1.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
Industry Allocation*
Semiconductors	9.4%
Internet	8.7
Diversified Financial Services	7.7
Commercial Services	7.6
Building Materials	6.8
Banks	6.3
Insurance	6.2
Software	5.9
Machinery-Construction & Mining	5.9
Aerospace/Defense	4.7
Engineering & Construction	4.4
Telecommunications	3.7
Private Equity	3.2
Chemicals	3.1
Electrical Components & Equipment	2.1
Home Furnishings	2.0
Apparel	1.8
Transportation	1.7
Healthcare-Products	1.5
Media	1.3
Environmental Control	1.3
Lodging	1.3
Auto Manufacturers	1.2
Machinery-Diversified	0.5
Electric	0.1
98.4%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$248,772,652	$—	$—	$248,772,652
Warrants	—	—	0	0
Total Investments at Value	$248,772,652	$—	$0	$248,772,652
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Internet — 0.9%
Zillow Group, Inc., Class C†	32,400	$ 2,181,492
Real Estate — 0.8%
Jones Lang LaSalle, Inc.†	9,300	2,114,913
Apartment REITS — 14.4%
Essex Property Trust, Inc.	35,513	9,913,454
Invitation Homes, Inc.	274,000	9,368,060
Mid-America Apartment Communities, Inc.	49,700	7,934,605
UDR, Inc.	199,800	8,367,624
		35,583,743
Diversified REITS — 14.5%
American Tower Corp.	12,600	2,840,166
Digital Realty Trust, Inc.	47,300	7,593,542
Equinix, Inc.	29,600	25,478,200
		35,911,908
Health Care REITS — 15.2%
CareTrust REIT, Inc.	55,100	1,612,777
Ventas, Inc.	286,945	20,109,105
Welltower, Inc.	104,264	15,909,644
		37,631,526
Hotel REITS — 2.2%
Ryman Hospitality Properties, Inc.	56,500	4,969,175
Sunstone Hotel Investors, Inc.	55,000	458,700
		5,427,875
Manufactured Homes REITS — 3.9%
Sun Communities, Inc.	78,900	9,817,527
Office Property REITS — 2.1%
Douglas Emmett, Inc.	377,600	5,222,208
Regional Malls REITS — 5.6%
Macerich Co.	372,400	5,459,384
Tanger, Inc.	266,800	8,406,868
		13,866,252
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 5.9%
Curbline Properties Corp.	123,000	$ 2,815,470
Federal Realty Investment Trust	50,600	4,757,412
SITE Centers Corp.	103,250	1,222,480
Urban Edge Properties	319,000	5,764,330
		14,559,692
Single Tenant REITS — 6.7%
Four Corners Property Trust, Inc.	308,600	8,625,370
NNN REIT, Inc.	192,500	7,913,675
		16,539,045
Storage REITS — 12.2%
CubeSmart	195,100	7,934,717
Iron Mountain, Inc.	89,900	8,061,333
Public Storage	47,100	14,150,253
		30,146,303
Warehouse/Industrial REITS — 14.9%
Americold Realty Trust, Inc.	215,000	4,158,100
Prologis, Inc.	241,060	24,636,332
Rexford Industrial Realty, Inc.	119,800	3,965,380
Terreno Realty Corp.	72,880	4,105,331
		36,865,143
TOTAL INVESTMENTS (cost $234,085,164)	99.3%	245,867,627
Other assets less liabilities	0.7	1,691,837
NET ASSETS	100.0%	$247,559,464
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$245,867,627	$—	$—	$245,867,627
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.7%
Aerospace/Defense — 0.6%
Boeing Co.
5.15%, 05/01/2030	$ 200,000	$ 201,906
5.81%, 05/01/2050	100,000	93,731
5.93%, 05/01/2060	100,000	92,234
6.13%, 02/15/2033	200,000	207,477
6.30%, 05/01/2029	200,000	210,334
6.53%, 05/01/2034	200,000	214,829
6.86%, 05/01/2054	100,000	106,802
7.01%, 05/01/2064	50,000	53,452
General Dynamics Corp.
3.75%, 05/15/2028	400,000	396,259
General Electric Co.
5.88%, 01/14/2038	150,000	157,933
L3Harris Technologies, Inc.
5.35%, 06/01/2034	200,000	201,738
5.40%, 07/31/2033	100,000	101,579
Lockheed Martin Corp.
4.75%, 02/15/2034	100,000	98,720
5.20%, 02/15/2055	100,000	92,827
5.25%, 01/15/2033	100,000	103,208
5.90%, 11/15/2063	100,000	101,721
Northrop Grumman Corp.
4.90%, 06/01/2034	200,000	198,446
5.20%, 06/01/2054	100,000	92,093
RTX Corp.
3.03%, 03/15/2052	100,000	62,620
3.50%, 03/15/2027	200,000	197,096
4.63%, 11/16/2048	100,000	84,518
5.38%, 02/27/2053	100,000	93,932
5.40%, 05/01/2035	100,000	101,683
6.40%, 03/15/2054	100,000	107,363
7.50%, 09/15/2029	200,000	222,190
		3,594,691
Agriculture — 0.8%
Altria Group, Inc.
3.70%, 02/04/2051	100,000	67,371
4.80%, 02/14/2029	200,000	201,214
5.95%, 02/14/2049	200,000	193,912
6.20%, 11/01/2028	200,000	211,108
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	200,000	189,676
4.50%, 03/15/2049	100,000	84,028
BAT Capital Corp.
4.54%, 08/15/2047	100,000	78,695
6.00%, 02/20/2034	200,000	209,010
6.42%, 08/02/2033	200,000	214,104
Bunge, Ltd. Finance Corp.
4.20%, 09/17/2029	200,000	197,479
Philip Morris International, Inc.
4.88%, 02/13/2029	200,000	203,220
5.13%, 11/17/2027	200,000	204,261
5.38%, 02/15/2033	2,000,000	2,048,025
5.63%, 11/17/2029	200,000	209,612
6.38%, 05/16/2038	100,000	108,742
Reynolds American, Inc.
5.70%, 08/15/2035	200,000	201,192
5.85%, 08/15/2045	100,000	93,685
		4,715,334
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
United Airlines Pass-Through Trust
2.70%, 11/01/2033	$ 75,689	$ 67,049
5.45%, 08/15/2038	99,130	98,569
		165,618
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/2030	200,000	187,143
3.38%, 03/27/2050	100,000	69,406
		256,549
Auto Manufacturers — 1.0%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	203,085
5.65%, 11/15/2028	200,000	207,862
Cummins, Inc.
4.88%, 10/01/2043	200,000	185,918
Ford Motor Co.
3.25%, 02/12/2032	200,000	163,425
4.75%, 01/15/2043	100,000	74,777
5.29%, 12/08/2046	100,000	77,810
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	189,374
4.13%, 08/17/2027	200,000	191,798
4.95%, 05/28/2027	200,000	195,768
5.80%, 03/08/2029	200,000	196,361
General Motors Co.
5.20%, 04/01/2045	100,000	82,001
6.25%, 10/02/2043	100,000	94,322
General Motors Financial Co., Inc.
2.70%, 06/10/2031	200,000	171,171
3.10%, 01/12/2032	2,000,000	1,713,884
4.35%, 01/17/2027	400,000	396,293
5.40%, 05/08/2027	200,000	202,030
5.80%, 06/23/2028	200,000	204,028
5.80%, 01/07/2029	200,000	204,126
Toyota Motor Credit Corp.
3.05%, 03/22/2027	200,000	196,029
5.25%, 09/11/2028	200,000	206,258
5.35%, 01/09/2035	200,000	204,877
5.55%, 11/20/2030	200,000	210,124
		5,571,321
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	200,000	113,389
Lear Corp.
2.60%, 01/15/2032	200,000	169,030
		282,419
Banks — 7.7%
Banco Santander SA
4.38%, 04/12/2028	400,000	397,609
5.44%, 07/15/2031	200,000	206,505
5.55%, 03/14/2028	400,000	406,134
6.94%, 11/07/2033	200,000	224,763
Bank of America Corp.
1.73%, 07/22/2027	400,000	386,719
2.48%, 09/21/2036	250,000	208,588
2.65%, 03/11/2032	250,000	221,770
2.68%, 06/19/2041	200,000	141,733
3.31%, 04/22/2042	200,000	150,551
3.42%, 12/20/2028	400,000	389,046
3.82%, 01/20/2028	400,000	395,462

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.08%, 03/20/2051	$ 200,000	$ 154,283
4.33%, 03/15/2050	200,000	162,025
4.44%, 01/20/2048	200,000	167,326
5.02%, 07/22/2033	200,000	199,381
5.20%, 04/25/2029	250,000	255,365
5.29%, 04/25/2034	200,000	200,544
5.47%, 01/23/2035	200,000	202,863
5.51%, 01/24/2036	200,000	202,721
5.52%, 10/25/2035	200,000	196,167
5.87%, 09/15/2034	200,000	208,384
Bank of Montreal
5.00%, 01/27/2029	200,000	203,114
Bank of New York Mellon Corp.
5.06%, 07/22/2032	200,000	203,051
5.83%, 10/25/2033	200,000	210,851
Bank of Nova Scotia
5.65%, 02/01/2034	200,000	206,664
Barclays PLC
4.95%, 01/10/2047	200,000	176,614
5.20%, 05/12/2026	1,000,000	1,001,741
5.25%, 08/17/2045	200,000	187,742
5.34%, 09/10/2035	200,000	194,084
5.83%, 05/09/2027	200,000	202,083
7.39%, 11/02/2028	400,000	424,407
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	200,000	205,255
Citibank NA
5.80%, 09/29/2028	250,000	261,764
Citibank, N.A.
5.57%, 04/30/2034	250,000	258,029
Citigroup, Inc.
1.46%, 06/09/2027	400,000	386,401
2.56%, 05/01/2032	250,000	218,455
3.67%, 07/24/2028	400,000	392,581
4.13%, 07/25/2028	250,000	247,284
4.41%, 03/31/2031	250,000	245,447
4.45%, 09/29/2027	300,000	299,099
4.65%, 07/30/2045	200,000	172,051
4.65%, 07/23/2048	200,000	168,082
5.61%, 03/04/2056	200,000	191,114
6.02%, 01/24/2036	200,000	200,551
Citizens Financial Group, Inc.
2.50%, 02/06/2030	200,000	178,762
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,263,035
4.49%, 10/17/2029	250,000	251,299
4.80%, 01/09/2029	250,000	254,045
Deutsche Bank AG
5.37%, 01/10/2029	400,000	405,362
5.40%, 09/11/2035	200,000	195,294
Fifth Third Bancorp
6.36%, 10/27/2028	200,000	207,912
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	400,000	385,297
2.62%, 04/22/2032	400,000	351,622
3.81%, 04/23/2029	400,000	392,384
3.85%, 01/26/2027	400,000	396,616
4.02%, 10/31/2038	200,000	170,256
4.22%, 05/01/2029	400,000	396,166
5.02%, 10/23/2035	400,000	387,586
5.56%, 11/19/2045	200,000	192,349
5.73%, 01/28/2056	200,000	194,785
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.75%, 10/01/2037	$ 200,000	$ 214,892
HSBC Holdings PLC
2.01%, 09/22/2028	400,000	376,227
2.80%, 05/24/2032	400,000	352,151
4.04%, 03/13/2028	400,000	395,791
4.95%, 03/31/2030	400,000	404,288
5.29%, 11/19/2030	400,000	406,063
6.50%, 09/15/2037	200,000	211,760
7.40%, 11/13/2034	200,000	219,826
Huntington Bancshares, Inc.
5.71%, 02/02/2035	100,000	100,181
ING Groep NV
4.02%, 03/28/2028	200,000	198,265
4.05%, 04/09/2029	200,000	195,828
5.34%, 03/19/2030	200,000	204,195
JPMorgan Chase & Co.
2.96%, 05/13/2031	400,000	365,593
3.33%, 04/22/2052	200,000	137,378
3.78%, 02/01/2028	400,000	395,471
3.96%, 11/15/2048	200,000	156,305
4.01%, 04/23/2029	400,000	396,248
4.45%, 12/05/2029	400,000	399,500
4.85%, 07/25/2028	400,000	404,312
4.91%, 07/25/2033	200,000	198,967
4.95%, 10/22/2035	200,000	195,336
5.00%, 07/22/2030	400,000	405,784
5.14%, 01/24/2031	400,000	408,491
5.35%, 06/01/2034	200,000	203,101
5.58%, 04/22/2030	400,000	414,502
5.72%, 09/14/2033	200,000	206,307
6.25%, 10/23/2034	200,000	214,804
6.40%, 05/15/2038	200,000	219,515
KeyCorp
2.55%, 10/01/2029	200,000	181,422
Lloyds Banking Group PLC
4.34%, 01/09/2048	200,000	153,482
4.38%, 03/22/2028	400,000	398,991
5.46%, 01/05/2028	400,000	405,355
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	250,000	251,273
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/2027	400,000	384,037
5.13%, 07/20/2033	200,000	200,071
5.43%, 04/17/2035	200,000	201,654
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	400,000	386,410
5.75%, 07/06/2034	400,000	412,294
Morgan Stanley
1.59%, 05/04/2027	400,000	388,371
2.48%, 09/16/2036	250,000	208,559
2.70%, 01/22/2031	250,000	228,353
4.21%, 04/20/2028	400,000	397,836
4.30%, 01/27/2045	200,000	165,474
4.65%, 10/18/2030	250,000	249,202
5.32%, 07/19/2035	200,000	199,097
5.52%, 11/19/2055	200,000	190,996
5.59%, 01/18/2036	200,000	202,885
5.60%, 03/24/2051	200,000	193,734
6.38%, 07/24/2042	200,000	214,738
Morgan Stanley Bank NA
4.45%, 10/15/2027	400,000	400,453
4.97%, 07/14/2028	400,000	403,816

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
NatWest Group PLC
5.08%, 01/27/2030	$ 400,000	$ 403,122
PNC Bank NA
2.70%, 10/22/2029	300,000	275,797
4.05%, 07/26/2028	400,000	393,779
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	400,000	386,401
5.58%, 06/12/2029	400,000	412,418
Regions Financial Corp.
5.72%, 06/06/2030	200,000	204,463
Royal Bank of Canada
4.97%, 01/24/2029	400,000	405,660
4.97%, 08/02/2030	200,000	202,560
5.15%, 02/04/2031	200,000	203,503
Santander Holdings USA, Inc.
6.50%, 03/09/2029	200,000	207,363
Santander UK Group Holdings PLC
6.53%, 01/10/2029	200,000	208,362
State Street Corp.
4.54%, 02/28/2028	400,000	404,206
5.16%, 05/18/2034	200,000	201,917
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/2027	400,000	394,767
5.72%, 09/14/2028	400,000	415,773
5.84%, 07/09/2044	200,000	199,486
Toronto-Dominion Bank
4.11%, 06/08/2027	400,000	398,669
4.78%, 12/17/2029	200,000	201,884
5.52%, 07/17/2028	200,000	207,338
Truist Financial Corp.
4.87%, 01/26/2029	400,000	403,089
5.71%, 01/24/2035	200,000	203,452
UBS AG
5.65%, 09/11/2028	200,000	207,908
7.50%, 02/15/2028	250,000	270,557
US Bancorp
3.15%, 04/27/2027	400,000	392,492
5.05%, 02/12/2031	200,000	202,613
5.38%, 01/23/2030	200,000	204,801
5.68%, 01/23/2035	200,000	203,791
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	370,630
3.35%, 03/02/2033	400,000	359,150
3.53%, 03/24/2028	400,000	393,330
3.90%, 05/01/2045	200,000	155,771
4.61%, 04/25/2053	200,000	165,594
5.01%, 04/04/2051	200,000	175,937
5.20%, 01/23/2030	400,000	408,015
5.24%, 01/24/2031	300,000	306,221
5.56%, 07/25/2034	400,000	405,458
5.57%, 07/25/2029	400,000	411,527
5.71%, 04/22/2028	400,000	408,874
Westpac Banking Corp.
5.54%, 11/17/2028	400,000	418,749
5.62%, 11/20/2035	200,000	198,224
		43,370,408
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	100,000	96,674
4.90%, 02/01/2046	200,000	182,340
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	$ 200,000	$ 192,042
4.44%, 10/06/2048	100,000	84,138
4.75%, 01/23/2029	200,000	203,080
5.45%, 01/23/2039	100,000	101,330
5.55%, 01/23/2049	200,000	197,905
5.80%, 01/23/2059	100,000	101,207
Coca-Cola Co.
2.50%, 03/15/2051	100,000	59,399
3.38%, 03/25/2027	2,000,000	1,981,911
5.00%, 05/13/2034	100,000	102,435
5.20%, 01/14/2055	100,000	95,609
5.40%, 05/13/2064	100,000	96,983
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	163,015
Constellation Brands, Inc.
3.15%, 08/01/2029	200,000	188,298
4.10%, 02/15/2048	100,000	75,988
Diageo Capital PLC
2.38%, 10/24/2029	200,000	184,204
3.88%, 04/29/2043	100,000	78,364
Keurig Dr. Pepper, Inc.
4.05%, 04/15/2032	200,000	190,817
4.50%, 04/15/2052	100,000	81,685
Molson Coors Beverage Co.
4.20%, 07/15/2046	100,000	79,846
PepsiCo., Inc.
2.88%, 10/15/2049	100,000	65,016
3.00%, 10/15/2027	400,000	390,858
4.45%, 04/14/2046	100,000	86,983
5.00%, 02/07/2035	200,000	201,987
5.25%, 07/17/2054	100,000	96,575
		5,378,689
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/2029	200,000	196,825
4.40%, 05/01/2045	100,000	83,605
4.66%, 06/15/2051	100,000	83,823
5.15%, 11/15/2041	200,000	184,457
5.25%, 03/02/2033	200,000	202,108
5.60%, 03/02/2043	200,000	194,585
5.65%, 03/02/2053	100,000	95,980
5.75%, 03/02/2063	100,000	95,099
Biogen, Inc.
2.25%, 05/01/2030	200,000	177,865
Gilead Sciences, Inc.
4.75%, 03/01/2046	100,000	88,008
5.60%, 11/15/2064	100,000	96,444
5.65%, 12/01/2041	200,000	199,877
Royalty Pharma PLC
3.55%, 09/02/2050	100,000	65,574
5.15%, 09/02/2029	200,000	202,082
		1,966,332
Building Materials — 0.2%
Carrier Global Corp.
3.58%, 04/05/2050	100,000	71,627
5.90%, 03/15/2034	100,000	105,271
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	204,419
Johnson Controls International PLC
4.63%, 07/02/2044	100,000	84,528

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.
5.50%, 12/01/2054	$ 50,000	$ 46,423
Owens Corning
5.50%, 06/15/2027	100,000	101,999
5.95%, 06/15/2054	50,000	49,361
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	100,000	97,963
Trane Technologies Global Holding Co., Ltd.
5.75%, 06/15/2043	50,000	49,956
Vulcan Materials Co.
5.70%, 12/01/2054	50,000	47,784
		859,331
Chemicals — 0.4%
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	100,000	62,930
4.60%, 02/08/2029	200,000	203,115
CF Industries, Inc.
5.38%, 03/15/2044	100,000	89,770
Dow Chemical Co.
5.35%, 03/15/2035	200,000	194,357
5.95%, 03/15/2055	100,000	93,164
DuPont de Nemours, Inc.
5.32%, 11/15/2038	200,000	204,848
Eastman Chemical Co.
4.65%, 10/15/2044	50,000	41,064
Ecolab, Inc.
2.70%, 12/15/2051	50,000	30,074
FMC Corp.
6.38%, 05/18/2053	50,000	45,770
LYB International Finance III LLC
5.50%, 03/01/2034	200,000	194,452
LyondellBasell Industries NV
4.63%, 02/26/2055	100,000	75,602
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	100,217
5.80%, 03/27/2053	100,000	97,111
PPG Industries, Inc.
3.75%, 03/15/2028	400,000	393,912
Sherwin-Williams Co.
4.50%, 06/01/2047	100,000	82,860
Westlake Corp.
3.38%, 08/15/2061	100,000	58,243
		1,967,489
Commercial Services — 0.3%
Global Payments, Inc.
5.40%, 08/15/2032	100,000	99,433
5.95%, 08/15/2052	50,000	45,763
Moody's Corp.
5.00%, 08/05/2034	200,000	199,178
PayPal Holdings, Inc.
5.05%, 06/01/2052	100,000	89,163
5.15%, 06/01/2034	100,000	100,281
S&P Global, Inc.
2.45%, 03/01/2027	400,000	388,621
4.75%, 08/01/2028	200,000	203,113
Verisk Analytics, Inc.
4.13%, 03/15/2029	400,000	394,307
		1,519,859
Security Description	Shares or Principal Amount	Value

Computers — 1.3%
Apple, Inc.
1.40%, 08/05/2028	$ 400,000	$ 369,920
1.65%, 05/11/2030	400,000	355,796
1.65%, 02/08/2031	400,000	349,530
2.65%, 02/08/2051	300,000	185,655
3.85%, 05/04/2043	300,000	248,721
4.65%, 02/23/2046	300,000	272,743
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	2,040,996
5.75%, 02/01/2033	200,000	206,798
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	200,000	197,590
5.00%, 10/15/2034	200,000	193,094
HP, Inc.
5.50%, 01/15/2033	200,000	199,058
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,935,973
4.25%, 05/15/2049	200,000	158,825
5.20%, 02/10/2035	400,000	400,427
		7,115,126
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.38%, 12/01/2029	200,000	182,380
5.15%, 05/15/2053	100,000	91,457
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	240,494
Kenvue, Inc.
5.05%, 03/22/2028	200,000	205,899
5.05%, 03/22/2053	100,000	92,829
Procter & Gamble Co.
1.20%, 10/29/2030	200,000	171,613
1.95%, 04/23/2031	200,000	176,985
Unilever Capital Corp.
2.63%, 08/12/2051	100,000	60,619
4.88%, 09/08/2028	200,000	205,443
		1,427,719
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	100,000	87,631
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	141,665
3.30%, 01/30/2032	150,000	132,536
3.40%, 10/29/2033	150,000	128,945
5.38%, 12/15/2031	150,000	150,570
6.45%, 04/15/2027	400,000	412,379
Air Lease Corp.
2.88%, 01/15/2032	100,000	86,826
5.10%, 03/01/2029	200,000	202,786
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	221,480
American Express Co.
5.10%, 02/16/2028	400,000	405,070
5.28%, 07/26/2035	200,000	199,410
6.49%, 10/30/2031	200,000	216,975
Ameriprise Financial, Inc.
5.70%, 12/15/2028	200,000	209,445
Apollo Global Management, Inc.
6.38%, 11/15/2033	50,000	54,078

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Ares Management Corp.
6.38%, 11/10/2028	$ 200,000	$ 211,454
BGC Group, Inc.
6.60%, 06/10/2029	100,000	102,154
Blue Owl Finance LLC
6.25%, 04/18/2034	50,000	50,447
Capital One Financial Corp.
3.75%, 03/09/2027	400,000	394,787
6.38%, 06/08/2034	200,000	208,630
7.62%, 10/30/2031	200,000	222,784
Charles Schwab Corp.
2.45%, 03/03/2027	400,000	387,942
5.85%, 05/19/2034	100,000	104,485
6.14%, 08/24/2034	100,000	106,254
CME Group, Inc.
2.65%, 03/15/2032	200,000	177,940
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	171,251
Intercontinental Exchange, Inc.
3.00%, 09/15/2060	100,000	59,785
4.60%, 03/15/2033	200,000	196,536
4.95%, 06/15/2052	100,000	88,649
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	100,000	96,292
6.20%, 04/14/2034	100,000	101,331
Lazard Group LLC
4.50%, 09/19/2028	200,000	197,670
LPL Holdings, Inc.
5.20%, 03/15/2030	100,000	100,946
Mastercard, Inc.
2.95%, 06/01/2029	400,000	382,792
3.85%, 03/26/2050	200,000	156,148
Nasdaq, Inc.
5.95%, 08/15/2053	100,000	100,654
Nomura Holdings, Inc.
5.78%, 07/03/2034	200,000	203,336
Raymond James Financial, Inc.
4.95%, 07/15/2046	50,000	44,223
Synchrony Financial
3.95%, 12/01/2027	400,000	389,384
Visa, Inc.
1.90%, 04/15/2027	400,000	386,161
4.30%, 12/14/2045	200,000	171,815
		7,376,015
Electric — 2.6%
AEP Texas, Inc.
3.45%, 05/15/2051	200,000	131,636
AEP Transmission Co. LLC
5.40%, 03/15/2053	200,000	187,897
AES Corp.
5.80%, 03/15/2032	200,000	199,433
Alabama Power Co.
3.75%, 03/01/2045	200,000	153,736
Arizona Public Service Co.
5.55%, 08/01/2033	200,000	202,233
Baltimore Gas & Electric Co.
4.55%, 06/01/2052	200,000	165,330
5.40%, 06/01/2053	200,000	186,475
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	200,000	145,529
6.13%, 04/01/2036	200,000	210,860
Security Description	Shares or Principal Amount	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	$ 200,000	$ 137,335
CenterPoint Energy, Inc.
6.85%, 02/15/2055	50,000	49,926
Commonwealth Edison Co.
3.65%, 06/15/2046	200,000	148,302
Connecticut Light & Power Co.
4.00%, 04/01/2048	200,000	155,612
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	200,000	158,478
5.70%, 05/15/2054	200,000	196,390
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	207,915
Consumers Energy Co.
4.05%, 05/15/2048	200,000	157,806
4.63%, 05/15/2033	200,000	195,497
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	200,000	210,253
Dominion Energy, Inc.
4.25%, 06/01/2028	200,000	199,197
4.70%, 12/01/2044	200,000	167,759
6.63%, 05/15/2055	100,000	98,319
DTE Electric Co.
3.70%, 03/15/2045	200,000	153,166
DTE Energy Co.
4.88%, 06/01/2028	200,000	201,952
4.95%, 07/01/2027	200,000	201,975
Duke Energy Carolinas LLC
4.95%, 01/15/2033	400,000	402,313
5.35%, 01/15/2053	200,000	187,881
Duke Energy Corp.
5.00%, 08/15/2052	200,000	170,980
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	141,334
Duke Energy Indiana LLC
5.40%, 04/01/2053	200,000	186,589
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	200,581
5.80%, 03/15/2055	200,000	197,375
Evergy Kansas Central, Inc.
5.90%, 11/15/2033	200,000	210,632
Exelon Corp.
5.15%, 03/15/2028	200,000	204,242
FirstEnergy Transmission LLC
4.55%, 01/15/2030	200,000	198,040
Florida Power & Light Co.
2.45%, 02/03/2032	400,000	349,033
5.70%, 03/15/2055	200,000	200,356
Georgia Power Co.
4.95%, 05/17/2033	200,000	199,492
5.25%, 03/15/2034	200,000	201,876
Indiana Michigan Power Co.
5.63%, 04/01/2053	100,000	96,284
Interstate Power & Light Co.
3.60%, 04/01/2029	200,000	194,033
Kentucky Utilities Co.
5.13%, 11/01/2040	200,000	189,734
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/2030	200,000	181,793
5.05%, 09/15/2028	200,000	204,583
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	185,631
4.90%, 02/28/2028	200,000	202,759

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.05%, 02/28/2033	$ 200,000	$ 198,918
5.25%, 02/28/2053	200,000	178,945
Northern States Power Co.
2.90%, 03/01/2050	600,000	384,374
NSTAR Electric Co.
5.40%, 06/01/2034	200,000	203,958
Oglethorpe Power Corp.
6.20%, 12/01/2053	50,000	50,094
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	200,000	204,052
Oncor Electric Delivery Co. LLC
5.55%, 06/15/2054	200,000	190,780
Pacific Gas & Electric Co.
4.55%, 07/01/2030	600,000	582,012
4.95%, 07/01/2050	200,000	161,105
6.70%, 04/01/2053	200,000	202,226
PacifiCorp
2.70%, 09/15/2030	400,000	359,825
5.80%, 01/15/2055	200,000	190,644
Public Service Co. of Colorado
5.25%, 04/01/2053	100,000	90,400
Public Service Electric & Gas Co.
3.20%, 05/15/2029	200,000	191,906
5.45%, 08/01/2053	200,000	193,689
Puget Sound Energy, Inc.
5.76%, 10/01/2039	200,000	204,448
San Diego Gas & Electric Co.
5.40%, 04/15/2035	200,000	201,850
Sempra
6.88%, 10/01/2054	50,000	48,280
Southern California Edison Co.
3.65%, 02/01/2050	100,000	66,322
4.00%, 04/01/2047	200,000	143,357
4.13%, 03/01/2048	100,000	72,737
4.20%, 03/01/2029	200,000	195,647
5.15%, 06/01/2029	200,000	202,394
5.20%, 06/01/2034	200,000	192,137
Southern Co.
3.70%, 04/30/2030	200,000	191,943
Tampa Electric Co.
5.15%, 03/01/2035	200,000	199,210
Tucson Electric Power Co.
5.20%, 09/15/2034	200,000	199,835
Union Electric Co.
5.13%, 03/15/2055	100,000	90,290
5.45%, 03/15/2053	100,000	95,079
Virginia Electric & Power Co.
2.30%, 11/15/2031	200,000	173,847
3.75%, 05/15/2027	200,000	198,482
Wisconsin Electric Power Co.
5.63%, 05/15/2033	200,000	210,571
		14,597,909
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.80%, 12/21/2051	100,000	61,520
Electronics — 0.1%
Amphenol Corp.
5.38%, 11/15/2054	100,000	97,128
Honeywell International, Inc.
4.50%, 01/15/2034	200,000	193,259
Security Description	Shares or Principal Amount	Value

Electronics (continued)
4.65%, 07/30/2027	$ 400,000	$ 404,443
5.25%, 03/01/2054	100,000	93,760
		788,590
Entertainment — 0.1%
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	200,000	186,817
4.28%, 03/15/2032	200,000	171,256
5.14%, 03/15/2052	100,000	68,366
5.39%, 03/15/2062	100,000	68,026
		494,465
Environmental Control — 0.2%
Republic Services, Inc.
2.30%, 03/01/2030	200,000	181,976
5.00%, 04/01/2034	100,000	100,527
Waste Connections, Inc.
2.60%, 02/01/2030	100,000	91,905
2.95%, 01/15/2052	50,000	31,496
Waste Management, Inc.
4.95%, 07/03/2027	400,000	407,465
4.95%, 03/15/2035	100,000	99,566
5.35%, 10/15/2054	100,000	95,958
		1,008,893
Food — 0.5%
Conagra Brands, Inc.
1.38%, 11/01/2027	200,000	184,640
5.40%, 11/01/2048	100,000	88,943
Flowers Foods, Inc.
6.20%, 03/15/2055	50,000	49,769
General Mills, Inc.
4.70%, 04/17/2048	100,000	84,779
5.50%, 10/17/2028	200,000	206,881
Hershey Co.
2.45%, 11/15/2029	200,000	185,543
2.65%, 06/01/2050	100,000	60,701
J.M. Smucker Co.
2.38%, 03/15/2030	100,000	90,421
6.50%, 11/15/2053	100,000	106,324
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.50%, 12/01/2052	100,000	102,952
6.75%, 03/15/2034	200,000	216,824
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	198,093
4.38%, 06/01/2046	100,000	81,012
5.00%, 07/15/2035	200,000	197,770
5.20%, 07/15/2045	100,000	90,638
Kroger Co.
1.70%, 01/15/2031	200,000	169,904
5.50%, 09/15/2054	100,000	93,541
5.65%, 09/15/2064	100,000	92,879
Mondelez International, Inc.
2.75%, 04/13/2030	200,000	183,871
Pilgrim's Pride Corp.
6.25%, 07/01/2033	100,000	104,151
Sysco Corp.
3.15%, 12/14/2051	100,000	62,335
6.60%, 04/01/2050	100,000	106,011
The Campbell's Company
4.80%, 03/15/2048	100,000	85,895

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Tyson Foods, Inc.
4.88%, 08/15/2034	$ 200,000	$ 192,771
		3,036,648
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/2048	50,000	39,117
Suzano Austria GmbH
3.13%, 01/15/2032	100,000	85,261
		124,378
Gas — 0.4%
Atmos Energy Corp.
3.00%, 06/15/2027	200,000	195,548
4.30%, 10/01/2048	200,000	162,927
NiSource, Inc.
3.49%, 05/15/2027	600,000	589,501
6.38%, 03/31/2055	100,000	97,560
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	577,326
Southern California Gas Co.
5.20%, 06/01/2033	200,000	199,537
6.35%, 11/15/2052	200,000	208,979
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	200,000	199,888
		2,231,266
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.05%, 04/15/2028	100,000	102,577
Stanley Black & Decker, Inc.
4.25%, 11/15/2028	100,000	98,529
4.85%, 11/15/2048	50,000	39,850
		240,956
Healthcare-Products — 0.3%
Abbott Laboratories
4.90%, 11/30/2046	100,000	93,818
6.00%, 04/01/2039	100,000	109,255
Baxter International, Inc.
3.13%, 12/01/2051	100,000	61,496
Boston Scientific Corp.
4.70%, 03/01/2049	100,000	88,046
Danaher Corp.
2.80%, 12/10/2051	100,000	61,335
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	100,000	105,070
Medtronic, Inc.
4.63%, 03/15/2045	100,000	88,664
Solventum Corp.
5.40%, 03/01/2029	200,000	203,978
5.90%, 04/30/2054	100,000	96,559
Stryker Corp.
2.90%, 06/15/2050	100,000	64,287
4.70%, 02/10/2028	200,000	202,352
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	400,000	345,073
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	175,240
		1,695,173
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.2%
Aetna, Inc.
6.75%, 12/15/2037	$ 100,000	$ 106,741
Centene Corp.
2.45%, 07/15/2028	200,000	183,870
2.50%, 03/01/2031	100,000	84,791
4.63%, 12/15/2029	100,000	96,400
Cigna Corp.
4.90%, 12/15/2048	100,000	86,196
Cigna Group
4.38%, 10/15/2028	1,000,000	998,288
4.80%, 07/15/2046	200,000	172,295
5.40%, 03/15/2033	200,000	204,659
CommonSpirit Health
5.55%, 12/01/2054	100,000	91,568
Elevance Health, Inc.
2.25%, 05/15/2030	200,000	179,429
5.13%, 02/15/2053	100,000	88,152
5.20%, 02/15/2035	200,000	200,170
5.50%, 10/15/2032	200,000	206,612
5.70%, 02/15/2055	100,000	95,732
HCA, Inc.
4.63%, 03/15/2052	100,000	78,373
5.25%, 06/15/2049	100,000	86,755
5.63%, 09/01/2028	200,000	204,871
5.75%, 03/01/2035	200,000	201,773
5.95%, 09/15/2054	100,000	94,617
6.00%, 04/01/2054	100,000	95,082
Humana, Inc.
4.88%, 04/01/2030	200,000	199,822
5.75%, 04/15/2054	100,000	91,735
Kaiser Foundation Hospitals
3.15%, 05/01/2027	200,000	196,535
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	200,000	196,612
Quest Diagnostics, Inc.
4.63%, 12/15/2029	200,000	200,919
4.70%, 03/30/2045	100,000	86,562
UnitedHealth Group, Inc.
3.85%, 06/15/2028	200,000	198,407
3.88%, 12/15/2028	200,000	197,671
4.20%, 01/15/2047	200,000	159,314
4.50%, 04/15/2033	200,000	193,500
5.15%, 07/15/2034	200,000	200,641
5.20%, 04/15/2063	100,000	88,178
5.35%, 02/15/2033	200,000	204,953
5.63%, 07/15/2054	200,000	192,332
5.75%, 07/15/2064	100,000	96,472
5.80%, 03/15/2036	200,000	208,433
5.88%, 02/15/2053	150,000	149,221
		6,417,681
Home Furnishings — 0.0%
Whirlpool Corp.
4.75%, 02/26/2029	200,000	189,569
Household Products/Wares — 0.1%
Church & Dwight Co, Inc.
5.00%, 06/15/2052	100,000	88,134
Kimberly-Clark Corp.
2.88%, 02/07/2050	100,000	63,971
3.20%, 04/25/2029	200,000	193,421
		345,526

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 1.0%
Aegon, Ltd.
5.50%, 04/11/2048	$ 500,000	$ 496,157
Allstate Corp.
4.20%, 12/15/2046	100,000	79,214
5.05%, 06/24/2029	200,000	204,243
Allstate Corp. FRS
7.52%, (TSFR3M+3.20%), 08/15/2053	500,000	494,713
Aon Corp.
4.50%, 12/15/2028	200,000	200,927
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	100,000	73,058
Aon North America, Inc.
5.75%, 03/01/2054	100,000	96,698
Arch Capital Finance LLC
4.01%, 12/15/2026	200,000	198,329
Arthur J Gallagher & Co.
5.50%, 03/02/2033	200,000	203,536
5.55%, 02/15/2055	100,000	94,196
Athene Holding, Ltd.
6.25%, 04/01/2054	100,000	96,888
Berkshire Hathaway Finance Corp.
2.30%, 03/15/2027	200,000	194,328
2.50%, 01/15/2051	100,000	59,132
3.85%, 03/15/2052	100,000	76,456
4.20%, 08/15/2048	100,000	82,852
Brighthouse Financial, Inc.
5.63%, 05/15/2030	100,000	102,595
Brown & Brown, Inc.
2.38%, 03/15/2031	200,000	172,614
Chubb INA Holdings LLC
5.00%, 03/15/2034	200,000	200,294
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	100,000	84,851
Equitable Holdings, Inc.
5.00%, 04/20/2048	100,000	86,895
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	33,062
Fairfax Financial Holdings, Ltd.
6.35%, 03/22/2054	50,000	50,097
Hartford Insurance Group, Inc.
2.80%, 08/19/2029	200,000	185,495
Lincoln National Corp.
3.40%, 01/15/2031	200,000	184,221
Manulife Financial Corp.
3.70%, 03/16/2032	100,000	93,234
Markel Group, Inc.
6.00%, 05/16/2054	100,000	99,060
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	200,000	177,838
5.00%, 03/15/2035	200,000	198,590
5.40%, 03/15/2055	100,000	95,191
MetLife, Inc.
4.55%, 03/23/2030	200,000	202,082
5.25%, 01/15/2054	200,000	186,520
Progressive Corp.
4.20%, 03/15/2048	100,000	81,673
Prudential Financial, Inc.
3.70%, 03/13/2051	100,000	72,436
3.91%, 12/07/2047	100,000	76,671
4.35%, 02/25/2050	100,000	81,869
6.50%, 03/15/2054	50,000	50,157
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	$ 200,000	$ 195,146
Travelers Cos., Inc.
5.45%, 05/25/2053	100,000	98,000
Unum Group
4.13%, 06/15/2051	100,000	73,837
Willis North America, Inc.
5.05%, 09/15/2048	100,000	86,341
		5,619,496
Internet — 0.5%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	200,000	156,932
4.50%, 11/28/2034	200,000	189,743
Alphabet, Inc.
2.25%, 08/15/2060	200,000	108,992
Amazon.com, Inc.
3.10%, 05/12/2051	100,000	67,290
3.15%, 08/22/2027	400,000	393,225
3.60%, 04/13/2032	200,000	189,705
3.95%, 04/13/2052	200,000	157,658
4.05%, 08/22/2047	200,000	164,701
4.25%, 08/22/2057	200,000	162,446
eBay, Inc.
2.70%, 03/11/2030	200,000	182,909
Expedia Group, Inc.
3.25%, 02/15/2030	200,000	186,938
Meta Platforms, Inc.
3.50%, 08/15/2027	400,000	396,923
4.45%, 08/15/2052	100,000	83,183
4.75%, 08/15/2034	100,000	99,597
5.40%, 08/15/2054	200,000	192,441
5.55%, 08/15/2064	100,000	96,195
Netflix, Inc.
5.40%, 08/15/2054	100,000	97,025
Uber Technologies, Inc.
5.35%, 09/15/2054	50,000	45,794
		2,971,697
Investment Companies — 0.1%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	92,840
5.88%, 03/01/2029	100,000	100,679
Blackstone Private Credit Fund
3.25%, 03/15/2027	100,000	96,320
Blackstone Secured Lending Fund
2.13%, 02/15/2027	100,000	94,632
Blue Owl Capital Corp
2.63%, 01/15/2027	100,000	94,810
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	90,271
Golub Capital BDC, Inc.
2.05%, 02/15/2027	100,000	93,845
Golub Capital Private Credit Fund
5.80%, 09/12/2029*	50,000	49,200
Sixth Street Lending Partners
6.13%, 07/15/2030*	50,000	50,182
		762,779
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	50,000	48,355
6.55%, 11/29/2027	200,000	208,034

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
Nucor Corp.
6.40%, 12/01/2037	$ 50,000	$ 54,752
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	186,549
6.40%, 06/28/2054	100,000	96,584
		594,274
Lodging — 0.2%
Las Vegas Sands Corp.
6.00%, 08/15/2029	200,000	202,226
Marriott International, Inc.
2.85%, 04/15/2031	400,000	357,620
3.13%, 06/15/2026	400,000	394,010
Sands China, Ltd.
5.40%, 08/08/2028	200,000	196,782
		1,150,638
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	400,000	405,226
4.70%, 11/15/2029	200,000	203,666
Caterpillar, Inc.
3.25%, 04/09/2050	100,000	69,130
4.75%, 05/15/2064	100,000	84,869
		762,891
Machinery-Diversified — 0.2%
Deere & Co.
2.88%, 09/07/2049	100,000	65,647
5.70%, 01/19/2055	100,000	102,878
Ingersoll Rand, Inc.
5.18%, 06/15/2029	100,000	101,970
5.70%, 06/15/2054	50,000	48,185
John Deere Capital Corp.
4.50%, 01/08/2027	400,000	403,409
4.75%, 01/20/2028	200,000	203,790
Otis Worldwide Corp.
3.36%, 02/15/2050	100,000	67,375
		993,254
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	59,185
4.80%, 03/01/2050	200,000	148,975
6.38%, 10/23/2035	200,000	202,449
6.48%, 10/23/2045	200,000	186,289
6.55%, 06/01/2034	200,000	206,253
6.83%, 10/23/2055	100,000	95,310
Comcast Corp.
2.35%, 01/15/2027	400,000	388,509
2.89%, 11/01/2051	200,000	120,301
2.94%, 11/01/2056	200,000	116,099
2.99%, 11/01/2063	200,000	112,321
3.30%, 04/01/2027	400,000	394,048
3.45%, 02/01/2050	200,000	135,556
3.90%, 03/01/2038	200,000	171,345
5.35%, 05/15/2053	200,000	183,472
Discovery Communications LLC
4.00%, 09/15/2055	100,000	57,851
5.20%, 09/20/2047	100,000	74,677
Fox Corp.
6.50%, 10/13/2033	200,000	212,750
Security Description	Shares or Principal Amount	Value

Media (continued)
Grupo Televisa SAB
8.50%, 03/11/2032	$ 100,000	$ 105,677
NBCUniversal Media LLC
4.45%, 01/15/2043	200,000	169,839
Paramount Global
4.20%, 06/01/2029	1,500,000	1,447,975
4.20%, 05/19/2032	100,000	89,473
4.38%, 03/15/2043	100,000	72,034
4.95%, 05/19/2050	50,000	36,871
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	100,000	113,827
Time Warner Cable LLC
6.75%, 06/15/2039	100,000	99,836
TWDC Enterprises 18 Corp.
2.95%, 06/15/2027	400,000	391,745
Walt Disney Co.
2.75%, 09/01/2049	100,000	62,102
3.60%, 01/13/2051	100,000	72,628
3.80%, 05/13/2060	100,000	71,679
4.70%, 03/23/2050	100,000	88,009
4.95%, 10/15/2045	100,000	91,646
		5,778,731
Mining — 0.2%
Barrick North America Finance LLC
5.75%, 05/01/2043	50,000	49,011
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	200,000	206,405
5.50%, 09/08/2053	100,000	96,081
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	100,000	92,456
Newmont Corp.
2.80%, 10/01/2029	200,000	188,240
4.88%, 03/15/2042	100,000	90,796
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	100,000	90,502
5.25%, 03/14/2035	200,000	200,752
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/2028	200,000	216,457
Southern Copper Corp.
5.25%, 11/08/2042	100,000	91,091
		1,321,791
Miscellaneous Manufacturing — 0.2%
3M Co.
2.88%, 10/15/2027	200,000	193,846
4.00%, 09/14/2048	100,000	77,908
Eaton Corp.
4.35%, 05/18/2028	100,000	100,969
4.70%, 08/23/2052	50,000	43,907
Parker-Hannifin Corp.
4.00%, 06/14/2049	100,000	77,457
4.25%, 09/15/2027	200,000	200,224
Textron, Inc.
3.38%, 03/01/2028	200,000	193,409
		887,720
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	200,000	186,291
Oil & Gas — 1.0%
APA Corp.
4.25%, 01/15/2030*	150,000	140,263

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc.
3.00%, 02/24/2050	$ 100,000	$ 62,523
3.00%, 03/17/2052	100,000	61,180
3.38%, 02/08/2061	100,000	62,613
4.23%, 11/06/2028	200,000	199,310
4.81%, 02/13/2033	100,000	98,146
4.89%, 09/11/2033	100,000	98,249
5.23%, 11/17/2034	100,000	99,919
Canadian Natural Resources, Ltd.
4.95%, 06/01/2047	100,000	81,845
5.40%, 12/15/2034*	100,000	97,021
Cenovus Energy, Inc.
5.40%, 06/15/2047	100,000	85,414
Chevron Corp.
2.95%, 05/16/2026	400,000	394,915
3.08%, 05/11/2050	100,000	65,671
ConocoPhillips Co.
4.03%, 03/15/2062	100,000	69,735
5.50%, 01/15/2055	100,000	92,681
5.55%, 03/15/2054	100,000	93,460
6.95%, 04/15/2029	200,000	218,572
Coterra Energy, Inc.
3.90%, 05/15/2027	100,000	98,508
Devon Energy Corp.
7.95%, 04/15/2032	200,000	222,205
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	97,760
5.75%, 04/18/2054	100,000	89,355
EOG Resources, Inc.
4.38%, 04/15/2030	100,000	99,476
EQT Corp.
5.70%, 04/01/2028	100,000	102,670
Equinor ASA
3.13%, 04/06/2030	200,000	189,105
3.70%, 04/06/2050	200,000	147,066
Expand Energy Corp.
5.70%, 01/15/2035	100,000	98,651
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	187,965
2.61%, 10/15/2030	200,000	183,662
3.10%, 08/16/2049	100,000	65,847
3.45%, 04/15/2051	100,000	69,936
4.33%, 03/19/2050	100,000	81,953
Hess Corp.
5.60%, 02/15/2041	100,000	98,586
Marathon Petroleum Corp.
6.50%, 03/01/2041	100,000	100,403
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	93,337
6.45%, 09/15/2036	100,000	97,418
6.63%, 09/01/2030	200,000	206,857
Ovintiv, Inc.
7.10%, 07/15/2053	50,000	48,643
Phillips 66
5.88%, 05/01/2042	100,000	95,785
Phillips 66 Co.
3.15%, 12/15/2029	200,000	187,199
4.68%, 02/15/2045	100,000	80,878
Shell Finance US, Inc.
3.25%, 04/06/2050	100,000	67,085
Shell International Finance BV
4.38%, 05/11/2045	200,000	166,630
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
6.38%, 12/15/2038	$ 200,000	$ 219,544
Suncor Energy, Inc.
4.00%, 11/15/2047	100,000	71,859
TotalEnergies Capital International SA
3.13%, 05/29/2050	100,000	65,009
TotalEnergies Capital SA
5.15%, 04/05/2034	200,000	201,870
5.49%, 04/05/2054	100,000	94,469
Valero Energy Corp.
7.50%, 04/15/2032	100,000	111,950
		5,763,198
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	100,000	75,482
Halliburton Co.
7.45%, 09/15/2039	100,000	114,075
		189,557
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
4.50%, 05/15/2028	400,000	398,883
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,950,078
Sonoco Products Co.
4.60%, 09/01/2029	200,000	197,114
WRKCo, Inc.
4.90%, 03/15/2029	200,000	200,953
		2,747,028
Pharmaceuticals — 2.1%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,859,535
4.05%, 11/21/2039	200,000	173,260
4.25%, 11/21/2049	200,000	162,202
4.70%, 05/14/2045	150,000	132,684
4.80%, 03/15/2029	200,000	203,967
5.05%, 03/15/2034	200,000	201,684
5.40%, 03/15/2054	100,000	95,816
5.50%, 03/15/2064	100,000	96,095
Allergan Funding SCS
4.55%, 03/15/2035	1,000,000	873,505
AstraZeneca PLC
1.38%, 08/06/2030	200,000	172,292
4.38%, 08/17/2048	200,000	169,744
Becton Dickinson & Co.
2.82%, 05/20/2030	200,000	183,013
4.67%, 06/06/2047	100,000	84,786
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	200,000	179,297
4.25%, 10/26/2049	200,000	160,133
5.20%, 02/22/2034	200,000	202,824
5.55%, 02/22/2054	100,000	96,340
5.65%, 02/22/2064	100,000	96,049
6.40%, 11/15/2063	100,000	106,639
Cardinal Health, Inc.
5.75%, 11/15/2054	100,000	95,768
Cencora, Inc.
4.30%, 12/15/2047	100,000	79,787
CVS Health Corp.
3.25%, 08/15/2029	300,000	282,669
4.30%, 03/25/2028	100,000	99,242
5.05%, 03/25/2048	200,000	169,977

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
5.13%, 07/20/2045	$ 100,000	$ 86,719
5.25%, 02/21/2033	200,000	198,300
5.70%, 06/01/2034	200,000	203,108
5.88%, 06/01/2053	100,000	93,735
6.05%, 06/01/2054	100,000	96,323
Eli Lilly & Co.
4.55%, 02/12/2028	300,000	305,076
4.70%, 02/09/2034	200,000	198,334
4.95%, 02/27/2063	100,000	89,827
5.00%, 02/09/2054	100,000	92,882
5.10%, 02/09/2064	100,000	91,831
Evernorth Health, Inc.
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	100,000	110,082
Johnson & Johnson
3.50%, 01/15/2048	200,000	152,152
3.70%, 03/01/2046	100,000	80,307
4.90%, 06/01/2031	200,000	207,289
5.25%, 06/01/2054	100,000	98,827
Merck & Co, Inc.
2.90%, 12/10/2061	100,000	57,449
Merck & Co., Inc.
1.70%, 06/10/2027	400,000	382,414
2.35%, 06/24/2040	200,000	139,235
5.00%, 05/17/2053	100,000	90,854
5.15%, 05/17/2063	100,000	91,111
Novartis Capital Corp.
2.20%, 08/14/2030	200,000	181,001
4.40%, 05/06/2044	100,000	87,984
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	201,555
4.65%, 05/19/2030	200,000	202,520
4.75%, 05/19/2033	200,000	197,500
5.30%, 05/19/2053	100,000	92,602
5.34%, 05/19/2063	100,000	90,748
Pfizer, Inc.
4.00%, 12/15/2036	200,000	180,924
4.00%, 03/15/2049	100,000	77,345
4.13%, 12/15/2046	100,000	80,202
4.20%, 09/15/2048	200,000	161,651
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	200,000	177,909
3.18%, 07/09/2050	200,000	128,728
Viatris, Inc.
2.70%, 06/22/2030	200,000	173,140
4.00%, 06/22/2050	100,000	62,934
Zoetis, Inc.
3.95%, 09/12/2047	100,000	78,064
		12,017,970
Pipelines — 1.5%
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	195,382
DCP Midstream Operating LP
5.13%, 05/15/2029	100,000	100,807
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	100,000	94,087
Enbridge, Inc.
3.13%, 11/15/2029	200,000	187,126
5.95%, 04/05/2054	100,000	96,047
6.70%, 11/15/2053	100,000	105,179
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Energy Transfer LP
5.00%, 05/15/2050	$ 100,000	$ 79,884
5.25%, 07/01/2029	200,000	202,685
5.40%, 10/01/2047	100,000	86,097
5.55%, 02/15/2028	200,000	204,973
5.95%, 05/15/2054	100,000	90,911
6.05%, 09/01/2054	100,000	91,340
6.20%, 04/01/2055	100,000	93,825
6.25%, 04/15/2049	100,000	94,970
Enterprise Products Operating LLC
4.85%, 01/31/2034	100,000	98,236
5.10%, 02/15/2045	200,000	181,701
5.55%, 02/16/2055	100,000	93,450
5.70%, 02/15/2042	200,000	196,790
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	100,000	108,076
7.30%, 08/15/2033	100,000	109,425
Kinder Morgan, Inc.
3.60%, 02/15/2051	200,000	132,795
4.30%, 03/01/2028	200,000	199,346
5.55%, 06/01/2045	100,000	91,551
MPLX LP
4.00%, 03/15/2028	200,000	197,160
4.25%, 12/01/2027	200,000	198,816
4.95%, 09/01/2032	2,000,000	1,942,583
4.95%, 03/14/2052	100,000	80,324
5.50%, 02/15/2049	100,000	87,722
ONEOK, Inc.
4.25%, 09/24/2027	200,000	198,857
4.40%, 10/15/2029	200,000	196,891
4.85%, 07/15/2026	400,000	399,720
5.70%, 11/01/2054	100,000	88,734
6.05%, 09/01/2033	200,000	205,187
6.63%, 09/01/2053	100,000	99,549
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/2042	100,000	85,841
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	50,000	50,741
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	200,000	198,350
Targa Resources Corp.
5.55%, 08/15/2035	100,000	97,977
6.13%, 05/15/2055	100,000	94,787
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	200,000	204,733
7.00%, 06/01/2065	50,000	49,032
Valero Energy Partners LP
4.50%, 03/15/2028	200,000	200,176
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	189,226
5.25%, 02/01/2050	100,000	79,933
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	353,630
4.65%, 08/15/2032	200,000	192,737
5.10%, 09/15/2045	100,000	87,553
5.15%, 03/15/2034	100,000	98,059
		8,613,001
Private Equity — 0.0%
Brookfield Finance, Inc.
5.97%, 03/04/2054	100,000	97,435
6.35%, 01/05/2034	100,000	105,500
		202,935

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS — 1.8%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	$ 200,000	$ 155,835
3.55%, 03/15/2052	100,000	65,893
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	99,654
American Tower Corp.
3.10%, 06/15/2050	100,000	64,080
5.50%, 03/15/2028	200,000	205,720
5.55%, 07/15/2033	200,000	204,667
5.80%, 11/15/2028	200,000	208,280
AvalonBay Communities, Inc.
2.30%, 03/01/2030	200,000	181,253
Boston Properties LP
2.45%, 10/01/2033	800,000	626,063
3.25%, 01/30/2031	200,000	180,182
3.40%, 06/21/2029	200,000	187,472
Brixmor Operating Partnership LP
5.20%, 04/01/2032	100,000	99,940
Crown Castle, Inc.
2.90%, 04/01/2041	100,000	70,231
3.25%, 01/15/2051	100,000	63,804
3.80%, 02/15/2028	300,000	293,086
4.45%, 02/15/2026	1,180,000	1,175,749
Equinix, Inc.
3.00%, 07/15/2050	100,000	61,154
3.90%, 04/15/2032	100,000	93,599
ERP Operating LP
4.65%, 09/15/2034	100,000	96,055
Essex Portfolio LP
5.50%, 04/01/2034	100,000	100,527
Extra Space Storage LP
5.40%, 02/01/2034	100,000	99,126
Federal Realty OP LP
3.50%, 06/01/2030	200,000	188,751
GLP Capital LP/GLP Financing II, Inc.
6.25%, 09/15/2054	50,000	47,153
Healthpeak OP LLC
3.00%, 01/15/2030	200,000	185,339
Highwoods Realty LP
2.60%, 02/01/2031	100,000	84,844
Host Hotels & Resorts LP
3.50%, 09/15/2030	200,000	181,964
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	200,000	167,639
Kilroy Realty LP
2.50%, 11/15/2032	100,000	77,381
Kimco Realty OP LLC
4.25%, 04/01/2045	100,000	79,132
Mid-America Apartments LP
1.70%, 02/15/2031	200,000	170,415
NNN REIT, Inc.
5.50%, 06/15/2034	100,000	100,202
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	100,000	90,576
Piedmont Operating Partnership LP
6.88%, 07/15/2029	100,000	101,947
Prologis LP
5.00%, 03/15/2034	100,000	99,051
5.25%, 06/15/2053	100,000	92,677
Public Storage Operating Co.
5.10%, 08/01/2033	100,000	101,567
Security Description	Shares or Principal Amount	Value

REITS (continued)
Realty Income Corp.
3.00%, 01/15/2027	$ 200,000	$ 195,613
5.38%, 09/01/2054	100,000	94,017
Regency Centers LP
3.70%, 06/15/2030	200,000	192,426
Sabra Health Care LP
3.20%, 12/01/2031	100,000	88,419
Simon Property Group LP
3.38%, 06/15/2027	400,000	393,158
6.65%, 01/15/2054	100,000	108,044
Sun Communities Operating LP
2.70%, 07/15/2031	200,000	174,771
UDR, Inc.
3.00%, 08/15/2031	200,000	179,229
Ventas Realty LP
5.63%, 07/01/2034	100,000	101,267
VICI Properties LP
5.13%, 11/15/2031	100,000	98,928
5.63%, 05/15/2052	50,000	44,777
Welltower OP LLC
3.85%, 06/15/2032	100,000	93,798
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,935,197
WP Carey, Inc.
2.40%, 02/01/2031	200,000	174,298
		9,974,950
Retail — 0.9%
AutoZone, Inc.
4.75%, 08/01/2032	200,000	196,852
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	354,548
Dollar General Corp.
3.50%, 04/03/2030	150,000	140,830
Dollar Tree, Inc.
4.20%, 05/15/2028	400,000	394,517
Home Depot, Inc.
2.80%, 09/14/2027	400,000	388,949
3.50%, 09/15/2056	200,000	137,120
4.50%, 09/15/2032	200,000	198,979
5.30%, 06/25/2054	200,000	189,856
5.88%, 12/16/2036	200,000	212,981
Lowe's Cos., Inc.
4.05%, 05/03/2047	200,000	152,135
5.00%, 04/15/2033	400,000	398,674
5.15%, 07/01/2033	400,000	401,788
McDonald's Corp.
3.50%, 07/01/2027	400,000	394,492
4.88%, 12/09/2045	200,000	177,993
6.30%, 03/01/2038	200,000	215,943
Starbucks Corp.
2.55%, 11/15/2030	200,000	179,338
3.50%, 11/15/2050	200,000	134,189
Target Corp.
6.50%, 10/15/2037	200,000	221,742
Walmart, Inc.
1.50%, 09/22/2028	200,000	185,079
1.80%, 09/22/2031	200,000	173,979
4.50%, 04/15/2053	100,000	87,151
5.63%, 04/15/2041	200,000	209,318
		5,146,453

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 1.1%
Analog Devices, Inc.
3.45%, 06/15/2027	$ 100,000	$ 98,984
5.30%, 04/01/2054	150,000	140,891
Applied Materials, Inc.
4.80%, 06/15/2029	200,000	204,783
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	87,859
3.50%, 02/15/2041*	200,000	155,151
3.75%, 02/15/2051*	200,000	145,721
4.15%, 02/15/2028	400,000	398,498
4.30%, 11/15/2032	100,000	95,575
4.75%, 04/15/2029	300,000	302,706
Intel Corp.
2.80%, 08/12/2041	200,000	129,416
4.00%, 12/15/2032	400,000	364,020
4.75%, 03/25/2050	200,000	156,904
5.20%, 02/10/2033	200,000	196,526
5.70%, 02/10/2053	100,000	89,071
KLA Corp.
4.70%, 02/01/2034	100,000	98,193
4.95%, 07/15/2052	100,000	89,722
Lam Research Corp.
3.13%, 06/15/2060	150,000	91,876
Marvell Technology, Inc.
5.75%, 02/15/2029	300,000	310,463
Micron Technology, Inc.
5.80%, 01/15/2035	100,000	99,389
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,764,424
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	100,000	70,946
5.00%, 01/15/2033	100,000	96,716
QUALCOMM, Inc.
1.30%, 05/20/2028	400,000	368,561
4.80%, 05/20/2045	200,000	179,290
Texas Instruments, Inc.
5.05%, 05/18/2063	150,000	134,182
TSMC Arizona Corp.
3.25%, 10/25/2051	200,000	140,979
		6,010,846
Software — 1.0%
AppLovin Corp.
5.13%, 12/01/2029	200,000	201,642
Electronic Arts, Inc.
1.85%, 02/15/2031	200,000	171,821
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	953,083
4.75%, 03/15/2030	400,000	399,685
Intuit, Inc.
5.50%, 09/15/2053	100,000	97,749
Microsoft Corp.
2.53%, 06/01/2050	200,000	123,900
2.68%, 06/01/2060	200,000	118,069
2.92%, 03/17/2052	300,000	199,101
3.40%, 06/15/2027	400,000	397,893
3.70%, 08/08/2046	200,000	161,446
Oracle Corp.
2.65%, 07/15/2026	400,000	391,557
3.60%, 04/01/2040	200,000	155,887
3.60%, 04/01/2050	200,000	136,038
3.85%, 04/01/2060	150,000	100,376
Security Description	Shares or Principal Amount	Value

Software (continued)
3.95%, 03/25/2051	$ 100,000	$ 72,206
4.00%, 07/15/2046	200,000	150,139
4.70%, 09/27/2034	100,000	95,165
4.80%, 08/03/2028	400,000	405,203
5.38%, 07/15/2040	200,000	189,749
5.50%, 08/03/2035	100,000	100,412
6.25%, 11/09/2032	100,000	106,641
6.90%, 11/09/2052	150,000	161,367
Salesforce, Inc.
1.95%, 07/15/2031	100,000	87,206
2.90%, 07/15/2051	100,000	63,462
Synopsys, Inc.
5.15%, 04/01/2035	200,000	200,427
5.70%, 04/01/2055	100,000	96,656
Workday, Inc.
3.50%, 04/01/2027	400,000	392,880
		5,729,760
Telecommunications — 1.4%
America Movil SAB de CV
4.38%, 04/22/2049	200,000	163,678
AT&T, Inc.
2.55%, 12/01/2033	200,000	165,047
2.75%, 06/01/2031	200,000	179,473
3.55%, 09/15/2055	200,000	133,935
3.65%, 06/01/2051	200,000	139,929
3.80%, 12/01/2057	200,000	137,672
4.50%, 05/15/2035	200,000	188,690
4.75%, 05/15/2046	200,000	170,293
5.40%, 02/15/2034	400,000	408,467
6.00%, 08/15/2040	200,000	200,992
6.38%, 03/01/2041	100,000	103,496
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/2048	100,000	79,919
British Telecommunications PLC
5.13%, 12/04/2028	200,000	204,799
Cisco Systems, Inc.
4.80%, 02/26/2027	200,000	203,123
5.30%, 02/26/2054	100,000	95,431
5.90%, 02/15/2039	200,000	213,403
Corning, Inc.
5.85%, 11/15/2068	50,000	46,669
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	117,654
Motorola Solutions, Inc.
5.40%, 04/15/2034	200,000	202,080
Orange SA
9.00%, 03/01/2031	200,000	243,178
Rogers Communications, Inc.
4.35%, 05/01/2049	150,000	116,128
4.55%, 03/15/2052	100,000	78,909
5.00%, 02/15/2029	200,000	201,716
Sprint Capital Corp.
6.88%, 11/15/2028	200,000	213,916
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	131,558
7.05%, 06/20/2036	150,000	166,142
TELUS Corp.
4.60%, 11/16/2048	100,000	80,008
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	376,140
3.30%, 02/15/2051	200,000	131,358
3.40%, 10/15/2052	200,000	132,684

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.75%, 04/15/2027	$ 400,000	$ 395,666
4.50%, 04/15/2050	200,000	162,251
5.38%, 04/15/2027	400,000	400,027
5.65%, 01/15/2053	200,000	190,917
Verizon Communications, Inc.
1.75%, 01/20/2031	200,000	171,203
2.36%, 03/15/2032	200,000	170,713
2.88%, 11/20/2050	250,000	153,450
2.99%, 10/30/2056	200,000	118,833
3.55%, 03/22/2051	250,000	176,442
3.70%, 03/22/2061	250,000	169,869
4.50%, 08/10/2033	200,000	192,856
4.52%, 09/15/2048	100,000	83,162
Vodafone Group PLC
4.88%, 06/19/2049	200,000	168,189
5.00%, 05/30/2038	200,000	189,986
		7,770,051
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	200,000	190,183
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	200,000	167,156
5.15%, 09/01/2043	200,000	190,287
5.20%, 04/15/2054	100,000	93,575
Canadian National Railway Co.
2.45%, 05/01/2050	200,000	115,232
Canadian Pacific Railway Co.
2.45%, 12/02/2031	200,000	174,083
3.10%, 12/02/2051	200,000	129,119
CSX Corp.
3.80%, 03/01/2028	400,000	396,633
3.80%, 11/01/2046	100,000	77,110
4.10%, 03/15/2044	100,000	82,203
4.50%, 11/15/2052	100,000	83,378
FedEx Corp.
3.10%, 08/05/2029	400,000	376,178
4.75%, 11/15/2045*	200,000	162,566
Norfolk Southern Corp.
3.95%, 10/01/2042	150,000	121,129
4.55%, 06/01/2053	100,000	83,727
5.35%, 08/01/2054	100,000	94,127
Union Pacific Corp.
3.25%, 02/05/2050	200,000	136,237
3.50%, 02/14/2053	100,000	70,300
3.55%, 08/15/2039	200,000	165,142
3.84%, 03/20/2060	100,000	71,072
5.10%, 02/20/2035	200,000	201,321
United Parcel Service, Inc.
5.05%, 03/03/2053	100,000	89,712
5.30%, 04/01/2050	100,000	93,410
5.50%, 05/22/2054	100,000	95,280
		3,268,977
Trucking & Leasing — 0.1%
GATX Corp.
5.40%, 03/15/2027	200,000	202,732
6.05%, 06/05/2054	50,000	48,441
		251,173
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Capital Corp.
6.59%, 10/15/2037	$ 200,000	$ 220,588
Essential Utilities, Inc.
5.38%, 01/15/2034	200,000	200,722
		421,310
Total Corporate Bonds & Notes (cost $210,732,788)		206,214,059
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.6%
U.S. Government — 51.6%
United States Treasury Bonds
1.38%, 11/15/2040	10,000,000	6,423,047
1.88%, 02/15/2041 to 11/15/2051	12,000,000	7,040,625
2.00%, 08/15/2051	5,000,000	2,916,992
2.25%, 02/15/2052	5,000,000	3,091,406
2.38%, 02/15/2042 to 05/15/2051	10,000,000	6,871,289
2.75%, 08/15/2042 to 11/15/2042	10,000,000	7,703,515
2.88%, 05/15/2043 to 05/15/2052	10,000,000	7,513,282
3.00%, 11/15/2044	7,000,000	5,443,320
4.25%, 02/15/2054	5,000,000	4,629,883
4.75%, 11/15/2043	3,000,000	3,030,938
5.25%, 11/15/2028 to 02/15/2029	7,000,000	7,383,516
5.38%, 02/15/2031	2,000,000	2,159,766
5.50%, 08/15/2028	5,000,000	5,303,906
6.50%, 11/15/2026	3,000,000	3,139,453
United States Treasury Notes
0.50%, 04/30/2027	3,000,000	2,821,875
0.63%, 03/31/2027 to 08/15/2030	22,100,000	19,812,082
0.75%, 08/31/2026 to 01/31/2028	8,500,000	8,012,500
0.88%, 09/30/2026 to 11/15/2030	10,500,000	9,509,590
1.00%, 07/31/2028	5,000,000	4,603,320
1.13%, 10/31/2026 to 02/15/2031	19,400,000	17,655,320
1.25%, 11/30/2026 to 08/15/2031	30,400,000	28,064,194
1.38%, 08/31/2026 to 11/15/2031	17,500,000	15,738,848
1.50%, 11/30/2028 to 02/15/2030	5,000,000	4,569,063
1.63%, 08/15/2029 to 05/15/2031	5,300,000	4,800,191
1.75%, 12/31/2026 to 11/15/2029	9,000,000	8,555,665
1.88%, 02/15/2032	5,000,000	4,390,039
2.00%, 11/15/2026	5,000,000	4,872,461
2.25%, 02/15/2027	5,000,000	4,879,492
2.38%, 05/15/2029	2,500,000	2,380,371
2.63%, 05/31/2027 to 07/31/2029	7,700,000	7,461,637
2.75%, 04/30/2027 to 08/15/2032	5,000,000	4,816,367
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,270,625
3.13%, 11/15/2028	3,000,000	2,949,961
3.25%, 06/30/2027 to 06/30/2029	5,000,000	4,946,562
3.38%, 05/15/2033	3,000,000	2,864,766
3.50%, 01/31/2030 to 02/15/2033	9,000,000	8,859,727
3.88%, 08/15/2033 to 08/15/2034	7,000,000	6,872,344
4.00%, 02/28/2030 to 02/15/2034	8,000,000	8,000,625
4.25%, 11/30/2026 to 11/15/2034	13,000,000	13,149,648
4.38%, 12/15/2026 to 05/15/2034	8,000,000	8,110,742
4.50%, 11/15/2033	2,000,000	2,061,406
		289,680,359
U.S. Government Agency — 1.0%
Federal Farm Credit Bank
4.75%, 05/28/2026	1,000,000	1,008,985
Federal Home Loan Bank
3.25%, 11/16/2028	400,000	396,119
4.25%, 12/10/2027	1,000,000	1,015,051
5.50%, 07/15/2036	400,000	435,735

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
6.25%, 05/15/2029	$ 1,000,000	$ 1,095,146
6.63%, 11/15/2030	1,000,000	1,135,397
Tennessee Valley Authority
5.25%, 02/01/2055	200,000	195,015
		5,281,448
Total U.S. Government & Agency Obligations (cost $303,871,310)		294,961,807
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Sovereign — 1.4%
Export-Import Bank of Korea
5.00%, 01/11/2028	600,000	613,153
5.13%, 09/18/2028	600,000	617,958
Oriental Republic of Uruguay
5.10%, 06/18/2050	200,000	183,250
5.75%, 10/28/2034	200,000	208,750
Republic of Chile
3.10%, 05/07/2041	200,000	146,870
3.10%, 01/22/2061	200,000	118,100
4.34%, 03/07/2042	200,000	171,140
Republic of Indonesia
3.05%, 03/12/2051	200,000	129,690
4.20%, 10/15/2050	200,000	159,737
4.65%, 09/20/2032	400,000	390,944
Republic of Korea
4.50%, 07/03/2029	600,000	610,486
Republic of Panama
3.30%, 01/19/2033	200,000	156,422
3.87%, 07/23/2060	200,000	107,968
4.50%, 04/01/2056	200,000	121,967
6.40%, 02/14/2035	200,000	188,596
Republic of Peru
2.78%, 12/01/2060	200,000	106,086
3.00%, 01/15/2034	200,000	166,370
8.75%, 11/21/2033	200,000	242,175
Republic of Philippines
3.70%, 02/02/2042	200,000	158,647
5.50%, 01/17/2048	200,000	194,211
5.90%, 02/04/2050	200,000	203,509
Republic of Poland
5.38%, 02/12/2035	200,000	202,089
5.50%, 03/18/2054	200,000	185,894
State of Israel
3.38%, 01/15/2050	200,000	127,500
5.50%, 03/12/2034	200,000	198,247
5.63%, 02/19/2035	200,000	198,660
United Mexican States
3.50%, 02/12/2034	200,000	163,394
3.77%, 05/24/2061	200,000	113,594
6.00%, 05/13/2030	400,000	410,032
6.00%, 05/07/2036	300,000	285,740
6.34%, 05/04/2053	200,000	175,466
6.35%, 02/09/2035	200,000	198,554
6.88%, 05/13/2037	200,000	201,936
7.38%, 05/13/2055	200,000	197,976
Total Foreign Government Obligations (cost $7,669,732)		7,655,111
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.2%
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
6.20%, 12/01/2040	$ 100,000	$ 103,414
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	200,000	241,279
Port Authority of New York & New Jersey Revenue Bonds
4.93%, 10/01/2051	200,000	185,018
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
6.55%, 05/15/2048	200,000	216,944
7.55%, 04/01/2039	200,000	241,504
State of California General Obligation Bonds
5.88%, 10/01/2041	200,000	205,766
State of Illinois General Obligation Bonds
6.63%, 02/01/2035	153,846	160,803
University of Virginia Revenue Bonds
2.26%, 09/01/2050	200,000	113,864
Total Municipal Securities (cost $1,474,464)		1,468,592
UNAFFILIATED INVESTMENT COMPANIES — 6.9%
iShares 10-20 Year Treasury Bond ETF	45,000	4,618,800
iShares 1-3 Year Treasury Bond ETF	125,000	10,390,000
iShares 20+ Year Treasury Bond ETF	70,000	6,262,900
iShares 3-7 Year Treasury Bond ETF	75,000	8,954,250
iShares 7-10 Year Treasury Bond ETF	85,000	8,165,950
Total Unaffiliated Investment Companies (cost $40,151,034)		38,391,900
Total Long-Term Investment Securities (cost $563,899,328)		548,691,469
REPURCHASE AGREEMENTS — 6.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $36,485,522 and collateralized by $36,467,200 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate value of $37,213,859 (cost $36,484,144)	36,484,144	36,484,144
TOTAL INVESTMENTS (cost $600,383,472)	104.3%	585,175,613
Other assets less liabilities	(4.3)	(24,008,690)
NET ASSETS	100.0%	$561,166,923
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $1,086,313 representing 0.2% of net assets.
DAC—Designated Activity Company
ETF—Exchange Traded Fund
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$206,214,059	$—	$206,214,059
U.S. Government & Agency Obligations	—	294,961,807	—	294,961,807
Foreign Government Obligations	—	7,655,111	—	7,655,111
Municipal Securities	—	1,468,592	—	1,468,592
Unaffiliated Investment Companies	38,391,900	—	—	38,391,900
Repurchase Agreements	—	36,484,144	—	36,484,144
Total Investments at Value	$38,391,900	$546,783,713	$—	$585,175,613
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 32.0%
Advertising — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/2030	$ 200,000	$ 179,430
Aerospace/Defense — 0.9%
Boeing Co.
5.15%, 05/01/2030	200,000	201,906
6.30%, 05/01/2029	200,000	210,334
6.53%, 05/01/2034	100,000	107,414
General Dynamics Corp.
3.75%, 05/15/2028	200,000	198,130
L3Harris Technologies, Inc.
5.35%, 06/01/2034	150,000	151,303
5.40%, 01/15/2027	200,000	203,172
Lockheed Martin Corp.
5.25%, 01/15/2033	100,000	103,208
Northrop Grumman Corp.
4.70%, 03/15/2033	100,000	98,797
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,956,439
4.13%, 11/16/2028	200,000	198,400
6.10%, 03/15/2034	100,000	107,483
		4,536,586
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	100,000	84,785
6.20%, 11/01/2028	200,000	211,108
Archer-Daniels-Midland Co.
4.50%, 08/15/2033	100,000	96,740
BAT Capital Corp.
2.26%, 03/25/2028	200,000	188,134
6.42%, 08/02/2033	200,000	214,104
Bunge, Ltd. Finance Corp.
4.10%, 01/07/2028	200,000	198,535
Philip Morris International, Inc.
5.13%, 11/17/2027	200,000	204,261
5.13%, 02/15/2030	200,000	205,158
5.38%, 02/15/2033	200,000	204,802
5.63%, 11/17/2029	200,000	209,612
		1,817,239
Airlines — 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	62,950	59,800
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	200,543
United Airlines Pass-Through Trust
3.50%, 09/01/2031	68,029	64,103
5.88%, 04/15/2029	39,750	40,464
		364,910
Auto Manufacturers — 0.8%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	203,085
Ford Motor Co.
3.25%, 02/12/2032	200,000	163,425
6.10%, 08/19/2032	200,000	191,828
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	178,007
4.95%, 05/28/2027	200,000	195,768
5.11%, 05/03/2029	200,000	191,812
6.80%, 05/12/2028	200,000	203,011
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Financial Co., Inc.
3.10%, 01/12/2032	$ 100,000	$ 85,694
4.30%, 04/06/2029	200,000	193,207
4.90%, 10/06/2029	200,000	196,673
5.05%, 04/04/2028	200,000	200,489
5.35%, 01/07/2030	200,000	200,504
5.80%, 06/23/2028	200,000	204,028
6.10%, 01/07/2034	100,000	100,488
Honda Motor Co., Ltd.
2.53%, 03/10/2027	400,000	387,660
PACCAR Financial Corp.
4.60%, 01/31/2029	300,000	303,651
Toyota Motor Credit Corp.
4.63%, 01/12/2028	400,000	404,633
4.65%, 01/05/2029	200,000	202,116
5.05%, 05/16/2029	100,000	102,528
5.35%, 01/09/2035	200,000	204,877
		4,113,484
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd
4.65%, 09/13/2029	200,000	197,238
Lear Corp.
3.50%, 05/30/2030	100,000	92,934
3.80%, 09/15/2027	100,000	97,432
		387,604
Banks — 9.2%
Banco Santander SA
3.80%, 02/23/2028	200,000	195,437
4.38%, 04/12/2028	200,000	198,804
5.59%, 08/08/2028	400,000	412,521
6.94%, 11/07/2033	200,000	224,763
Bank of America Corp.
1.73%, 07/22/2027	500,000	483,398
1.90%, 07/23/2031	400,000	346,883
2.48%, 09/21/2036	200,000	166,870
3.25%, 10/21/2027	500,000	489,334
3.42%, 12/20/2028	500,000	486,308
3.85%, 03/08/2037	200,000	178,324
4.95%, 07/22/2028	500,000	505,362
4.98%, 01/24/2029	300,000	303,980
5.02%, 07/22/2033	400,000	398,763
5.43%, 08/15/2035	200,000	195,753
5.47%, 01/23/2035	300,000	304,294
5.52%, 10/25/2035	200,000	196,167
Bank of Montreal
4.70%, 09/14/2027	200,000	201,768
5.51%, 06/04/2031	200,000	208,118
Bank of New York Mellon Corp.
2.05%, 01/26/2027	400,000	386,103
4.94%, 02/11/2031	200,000	203,465
5.80%, 10/25/2028	400,000	414,560
5.83%, 10/25/2033	200,000	210,851
Bank of Nova Scotia
4.85%, 02/01/2030	200,000	202,302
5.13%, 02/14/2031	200,000	203,115
Barclays PLC
3.56%, 09/23/2035	200,000	182,263
4.34%, 01/10/2028	400,000	397,260
4.84%, 09/10/2028	400,000	400,417
5.34%, 09/10/2035	200,000	194,084
6.22%, 05/09/2034	200,000	208,506

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	$ 200,000	$ 203,430
5.26%, 04/08/2029	200,000	205,255
Citibank NA
5.80%, 09/29/2028	500,000	523,528
Citigroup, Inc.
1.46%, 06/09/2027	500,000	483,001
2.52%, 11/03/2032	200,000	172,371
3.89%, 01/10/2028	400,000	395,803
4.41%, 03/31/2031	400,000	392,715
4.45%, 09/29/2027	300,000	299,099
5.45%, 06/11/2035	200,000	200,692
6.02%, 01/24/2036	200,000	200,551
6.17%, 05/25/2034	200,000	204,713
6.27%, 11/17/2033	200,000	211,972
Citizens Financial Group, Inc.
5.84%, 01/23/2030	200,000	204,731
Cooperatieve Rabobank UA/NY
5.04%, 03/05/2027	400,000	407,164
Deutsche Bank AG
3.74%, 01/07/2033	200,000	176,409
5.37%, 01/10/2029	200,000	202,681
6.82%, 11/20/2029	200,000	212,496
Discover Bank
2.70%, 02/06/2030	250,000	224,988
Fifth Third Bancorp
6.34%, 07/27/2029	200,000	209,727
Goldman Sachs Bank USA
5.41%, 05/21/2027	500,000	504,684
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	500,000	481,621
2.38%, 07/21/2032	200,000	172,276
3.10%, 02/24/2033	200,000	176,377
3.50%, 11/16/2026	200,000	197,401
4.22%, 05/01/2029	200,000	198,083
4.48%, 08/23/2028	300,000	300,164
5.02%, 10/23/2035	400,000	387,586
5.73%, 04/25/2030	200,000	207,309
5.85%, 04/25/2035	200,000	206,219
HSBC Holdings PLC
3.97%, 05/22/2030	400,000	386,494
4.04%, 03/13/2028	400,000	395,791
5.29%, 11/19/2030	400,000	406,063
6.16%, 03/09/2029	200,000	207,432
7.39%, 11/03/2028	400,000	425,217
7.40%, 11/13/2034	200,000	219,826
8.11%, 11/03/2033	200,000	227,977
Huntington Bancshares, Inc.
5.27%, 01/15/2031	200,000	201,502
ING Groep NV
4.25%, 03/28/2033	200,000	190,277
6.08%, 09/11/2027	200,000	204,038
JPMorgan Chase & Co.
2.52%, 04/22/2031	300,000	271,501
2.55%, 11/08/2032	200,000	174,416
2.58%, 04/22/2032	200,000	177,237
2.96%, 05/13/2031	400,000	365,593
3.78%, 02/01/2028	500,000	494,338
4.32%, 04/26/2028	400,000	399,483
4.91%, 07/25/2033	200,000	198,967
4.95%, 10/22/2035	200,000	195,336
5.00%, 07/22/2030	200,000	202,892
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.04%, 01/23/2028	$ 500,000	$ 504,833
5.29%, 07/22/2035	200,000	200,324
5.30%, 07/24/2029	200,000	204,942
5.72%, 09/14/2033	3,000,000	3,094,611
6.07%, 10/22/2027	500,000	512,540
6.09%, 10/23/2029	200,000	210,220
8.75%, 09/01/2030	200,000	235,611
KeyCorp
5.12%, 04/04/2031	200,000	199,699
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	199,495
5.68%, 01/05/2035	200,000	202,557
5.72%, 06/05/2030	200,000	206,820
M&T Bank Corp.
7.41%, 10/30/2029	200,000	215,148
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/2032	400,000	343,993
5.35%, 09/13/2028	400,000	408,320
5.41%, 04/19/2034	200,000	203,568
Mizuho Financial Group, Inc.
4.25%, 09/11/2029	300,000	296,870
5.75%, 07/06/2034	200,000	206,147
5.78%, 07/06/2029	300,000	310,658
Morgan Stanley
1.51%, 07/20/2027	400,000	386,184
2.94%, 01/21/2033	400,000	351,351
3.63%, 01/20/2027	400,000	396,295
4.21%, 04/20/2028	500,000	497,295
5.16%, 04/20/2029	500,000	509,039
5.23%, 01/15/2031	400,000	407,835
5.32%, 07/19/2035	400,000	398,193
5.59%, 01/18/2036	200,000	202,885
5.83%, 04/19/2035	200,000	206,508
5.95%, 01/19/2038	200,000	201,620
Morgan Stanley VRS
3.59%, 07/22/2028	500,000	489,378
National Australia Bank, Ltd.
4.94%, 01/12/2028	300,000	306,288
NatWest Group PLC
1.64%, 06/14/2027	200,000	193,401
5.52%, 09/30/2028	200,000	203,991
6.02%, 03/02/2034	200,000	208,385
Northern Trust Corp.
1.95%, 05/01/2030	200,000	177,694
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	400,000	412,418
6.88%, 10/20/2034	400,000	439,714
Royal Bank of Canada
4.52%, 10/18/2028	200,000	200,407
4.65%, 10/18/2030	200,000	199,627
4.97%, 01/24/2029	200,000	202,830
5.00%, 02/01/2033	200,000	200,928
Santander Holdings USA, Inc.
5.35%, 09/06/2030	200,000	200,514
Santander UK Group Holdings PLC
3.82%, 11/03/2028	400,000	390,286
State Street Corp.
4.53%, 02/20/2029	200,000	201,094
4.99%, 03/18/2027	400,000	406,083
5.16%, 05/18/2034	200,000	201,917
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	500,000	460,800
2.63%, 07/14/2026	400,000	392,252

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.77%, 01/13/2033	$ 400,000	$ 415,884
Toronto-Dominion Bank
2.80%, 03/10/2027	200,000	194,532
4.46%, 06/08/2032	200,000	194,441
4.78%, 12/17/2029	200,000	201,884
4.99%, 04/05/2029	200,000	204,049
Truist Financial Corp.
5.71%, 01/24/2035	200,000	203,452
7.16%, 10/30/2029	200,000	215,922
UBS AG
7.50%, 02/15/2028	250,000	270,557
US Bancorp
4.55%, 07/22/2028	200,000	200,558
5.05%, 02/12/2031	200,000	202,613
5.68%, 01/23/2035	200,000	203,791
5.78%, 06/12/2029	200,000	206,889
US Bank NA
4.51%, 10/22/2027	400,000	400,215
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	370,630
3.53%, 03/24/2028	400,000	393,330
4.48%, 04/04/2031	400,000	394,469
5.24%, 01/24/2031	400,000	408,295
5.39%, 04/24/2034	200,000	200,817
5.56%, 07/25/2034	400,000	405,458
5.57%, 07/25/2029	500,000	514,409
Westpac Banking Corp.
4.04%, 08/26/2027	300,000	300,494
5.05%, 04/16/2029	200,000	206,148
6.82%, 11/17/2033	200,000	217,527
		45,135,131
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	200,000	201,679
Coca-Cola Co.
2.25%, 01/05/2032	200,000	175,941
3.38%, 03/25/2027	200,000	198,191
Constellation Brands, Inc.
3.60%, 02/15/2028	200,000	195,155
Diageo Capital PLC
2.00%, 04/29/2030	400,000	355,570
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	200,000	195,640
4.60%, 05/25/2028	200,000	200,993
PepsiCo, Inc.
2.63%, 07/29/2029	200,000	188,492
4.45%, 05/15/2028	200,000	203,061
PepsiCo., Inc.
5.00%, 02/07/2035	200,000	201,987
		2,116,709
Biotechnology — 0.3%
Amgen, Inc.
3.35%, 02/22/2032	200,000	182,678
4.05%, 08/18/2029	200,000	196,825
5.15%, 03/02/2028	200,000	204,430
5.25%, 03/02/2033	100,000	101,054
Gilead Sciences, Inc.
4.80%, 11/15/2029	400,000	407,023
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031	$ 200,000	$ 168,387
		1,260,397
Building Materials — 0.2%
Carrier Global Corp.
2.72%, 02/15/2030	100,000	92,330
CRH SMW Finance DAC
5.13%, 01/09/2030	200,000	203,851
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	100,000	92,452
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/2031	100,000	84,632
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	100,000	99,456
Owens Corning
5.70%, 06/15/2034	100,000	102,756
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	100,000	100,301
Vulcan Materials Co.
3.50%, 06/01/2030	100,000	94,773
		870,551
Chemicals — 0.3%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	200,000	191,667
2.05%, 05/15/2030	200,000	178,903
Dow Chemical Co.
4.80%, 11/30/2028	300,000	303,243
Eastman Chemical Co.
5.00%, 08/01/2029	200,000	201,515
Huntsman International LLC
4.50%, 05/01/2029	100,000	94,260
LYB International Finance II BV
3.50%, 03/02/2027	200,000	196,357
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	100,217
		1,266,162
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	300,000	258,571
Equifax, Inc.
4.80%, 09/15/2029	200,000	200,767
Global Payments, Inc.
3.20%, 08/15/2029	300,000	279,318
GXO Logistics, Inc.
6.25%, 05/06/2029	100,000	101,708
Moody's Corp.
3.25%, 01/15/2028	200,000	195,499
PayPal Holdings, Inc.
2.65%, 10/01/2026	400,000	392,638
Quanta Services, Inc.
2.90%, 10/01/2030	200,000	181,041
S&P Global, Inc.
2.70%, 03/01/2029	200,000	188,795
Verisk Analytics, Inc.
4.13%, 03/15/2029	200,000	197,153
		1,995,490
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	200,000	197,861

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc.
1.40%, 08/05/2028	$ 200,000	$ 184,960
2.05%, 09/11/2026	400,000	390,160
3.35%, 02/09/2027	400,000	396,613
3.35%, 08/08/2032	200,000	188,714
Dell International LLC / EMC Corp.
5.40%, 04/15/2034	100,000	99,963
Dell International LLC/EMC Corp.
4.75%, 04/01/2028	200,000	201,618
5.30%, 10/01/2029	200,000	204,100
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	100,000	98,795
5.25%, 07/01/2028	200,000	204,283
HP, Inc.
4.20%, 04/15/2032	200,000	187,027
IBM International Capital Pte., Ltd.
4.90%, 02/05/2034	100,000	98,276
International Business Machines Corp.
3.50%, 05/15/2029	200,000	193,597
4.65%, 02/10/2028	300,000	303,499
4.75%, 02/06/2033	100,000	99,240
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	100,000	87,742
Leidos, Inc.
4.38%, 05/15/2030	200,000	194,247
		3,330,695
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
4.60%, 03/01/2028	200,000	204,684
4.60%, 03/01/2033	200,000	202,278
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	200,000	182,250
Haleon US Capital LLC
3.38%, 03/24/2027	250,000	246,167
Kenvue, Inc.
5.05%, 03/22/2028	200,000	205,899
Procter & Gamble Co.
1.95%, 04/23/2031	200,000	176,985
3.95%, 01/26/2028	200,000	201,713
Unilever Capital Corp.
1.75%, 08/12/2031	200,000	171,756
		1,591,732
Diversified Finan Serv — 0.0%
Charles Schwab Corp.
2.90%, 03/03/2032	100,000	88,132
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	141,665
3.30%, 01/30/2032	150,000	132,536
3.65%, 07/21/2027	150,000	146,573
5.75%, 06/06/2028	150,000	154,461
6.15%, 09/30/2030	150,000	158,234
6.45%, 04/15/2027	150,000	154,642
Air Lease Corp.
2.88%, 01/15/2032	50,000	43,413
3.25%, 10/01/2029	100,000	93,985
3.63%, 12/01/2027	100,000	98,063
5.85%, 12/15/2027	100,000	103,033
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Ally Financial, Inc.
8.00%, 11/01/2031	$ 200,000	$ 221,480
American Express Co.
4.42%, 08/03/2033	200,000	193,361
5.09%, 01/30/2031	200,000	203,633
5.10%, 02/16/2028	200,000	202,535
5.28%, 07/27/2029	200,000	205,333
Ameriprise Financial, Inc.
5.70%, 12/15/2028	100,000	104,722
Apollo Global Management, Inc.
6.38%, 11/15/2033	50,000	54,078
Blue Owl Finance LLC
3.13%, 06/10/2031	100,000	87,341
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	100,000	83,289
Capital One Financial Corp.
3.80%, 01/31/2028	300,000	294,260
6.18%, 01/30/2036	100,000	98,755
6.38%, 06/08/2034	300,000	312,945
Cboe Global Markets, Inc.
3.65%, 01/12/2027	100,000	99,219
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	94,169
2.45%, 03/03/2027	100,000	96,986
6.14%, 08/24/2034	100,000	106,254
6.20%, 11/17/2029	100,000	106,148
CI Financial Corp.
3.20%, 12/17/2030	100,000	87,264
CME Group, Inc.
3.75%, 06/15/2028	100,000	99,456
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	100,000	81,916
4.00%, 09/15/2027	100,000	99,546
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	100,000	84,300
6.20%, 04/14/2034	50,000	50,665
Lazard Group LLC
4.50%, 09/19/2028	100,000	98,835
LPL Holdings, Inc.
6.75%, 11/17/2028	100,000	106,300
Mastercard, Inc.
4.85%, 03/09/2033	200,000	202,051
4.88%, 05/09/2034	100,000	100,558
Nasdaq, Inc.
5.55%, 02/15/2034	100,000	102,646
Nomura Holdings, Inc.
2.17%, 07/14/2028	200,000	185,185
2.61%, 07/14/2031	200,000	173,364
6.07%, 07/12/2028	200,000	208,020
Radian Group, Inc.
4.88%, 03/15/2027	100,000	99,571
Visa, Inc.
1.10%, 02/15/2031	200,000	169,696
Voya Financial, Inc.
5.00%, 09/20/2034	50,000	47,817
		5,788,303
Electric — 2.4%
American Electric Power Co., Inc.
5.63%, 03/01/2033	200,000	204,940
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/2030	200,000	203,321

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Connecticut Light & Power Co.
3.20%, 03/15/2027	$ 200,000	$ 196,773
Connecticut Light and Power Co.
4.95%, 08/15/2034	200,000	197,327
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/2028	300,000	298,472
Consumers Energy Co.
3.80%, 11/15/2028	300,000	296,557
Dominion Energy, Inc.
5.25%, 08/01/2033	200,000	198,586
DTE Electric Co.
1.90%, 04/01/2028	400,000	376,630
Duke Energy Carolinas LLC
4.85%, 01/15/2034	200,000	197,712
4.95%, 01/15/2033	2,000,000	2,011,566
Duke Energy Corp.
4.30%, 03/15/2028	500,000	500,043
Entergy Corp.
1.90%, 06/15/2028	300,000	279,019
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	200,581
Evergy Kansas Central, Inc.
3.10%, 04/01/2027	300,000	294,673
Exelon Corp.
3.35%, 03/15/2032	200,000	181,126
5.15%, 03/15/2028	300,000	306,363
FirstEnergy Corp.
3.90%, 07/15/2027	200,000	197,689
Florida Power & Light Co.
2.45%, 02/03/2032	200,000	174,517
Georgia Power Co.
4.95%, 05/17/2033	200,000	199,492
5.25%, 03/15/2034	200,000	201,876
IPALCO Enterprises, Inc.
5.75%, 04/01/2034	100,000	99,714
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/2029	200,000	194,840
4.02%, 11/01/2032	200,000	188,249
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	185,631
2.25%, 06/01/2030	200,000	178,063
5.25%, 03/15/2034	200,000	199,336
6.70%, 09/01/2054	50,000	50,405
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	400,000	368,591
Pacific Gas & Electric Co.
2.10%, 08/01/2027	200,000	188,348
4.55%, 07/01/2030	200,000	194,004
6.40%, 06/15/2033	200,000	206,795
PacifiCorp
5.45%, 02/15/2034	200,000	201,446
PPL Capital Funding, Inc.
4.13%, 04/15/2030	200,000	196,557
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	169,740
Public Service Co. of Oklahoma
5.20%, 01/15/2035	200,000	196,742
Public Service Electric & Gas Co.
4.65%, 03/15/2033	200,000	198,019
Sempra
3.25%, 06/15/2027	200,000	194,376
5.50%, 08/01/2033	200,000	201,309
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern California Edison Co.
5.20%, 06/01/2034	$ 100,000	$ 96,069
5.95%, 11/01/2032	200,000	203,759
Southern Co.
3.70%, 04/30/2030	300,000	287,914
5.50%, 03/15/2029	200,000	207,567
Union Electric Co.
5.20%, 04/01/2034	100,000	100,961
Virginia Electric & Power Co.
5.15%, 03/15/2035	200,000	197,547
WEC Energy Group, Inc.
1.38%, 10/15/2027	300,000	279,199
Wisconsin Power & Light Co.
3.00%, 07/01/2029	300,000	282,512
		11,784,956
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/2028	100,000	92,730
Electronics — 0.3%
Allegion PLC
3.50%, 10/01/2029	200,000	189,878
Amphenol Corp.
2.20%, 09/15/2031	100,000	86,876
Arrow Electronics, Inc.
5.15%, 08/21/2029	100,000	100,818
Flex, Ltd.
5.25%, 01/15/2032	100,000	98,252
Honeywell International, Inc.
1.75%, 09/01/2031	100,000	84,273
2.50%, 11/01/2026	400,000	389,922
4.50%, 01/15/2034	100,000	96,629
Jabil, Inc.
3.95%, 01/12/2028	300,000	294,447
TD SYNNEX Corp.
2.38%, 08/09/2028	200,000	184,573
		1,525,668
Entertainment — 0.1%
WarnerMedia Holdings, Inc.
3.76%, 03/15/2027	200,000	194,630
4.28%, 03/15/2032	200,000	171,256
		365,886
Environmental Control — 0.2%
Republic Services, Inc.
3.95%, 05/15/2028	300,000	298,224
5.00%, 04/01/2034	100,000	100,527
Veralto Corp.
5.35%, 09/18/2028	100,000	103,206
Waste Connections, Inc.
3.20%, 06/01/2032	100,000	89,952
Waste Management, Inc.
3.15%, 11/15/2027	200,000	195,525
4.15%, 04/15/2032	100,000	96,976
4.80%, 03/15/2032	100,000	100,650
		985,060
Food — 0.6%
Kellanova
3.40%, 11/15/2027	400,000	391,722
Conagra Brands, Inc.
4.85%, 11/01/2028	200,000	201,344

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
General Mills, Inc.
3.20%, 02/10/2027	$ 400,000	$ 392,591
Hershey Co.
1.70%, 06/01/2030	200,000	176,219
JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SAR
3.00%, 05/15/2032	200,000	172,699
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028	200,000	202,123
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	198,093
Kroger Co.
4.50%, 01/15/2029	200,000	201,174
Mondelez International, Inc.
4.13%, 05/07/2028	200,000	199,576
Pilgrim's Pride Corp.
4.25%, 04/15/2031	200,000	189,085
Sysco Corp.
5.10%, 09/23/2030	200,000	203,692
The Campbell's Company
5.40%, 03/21/2034	100,000	100,801
Tyson Foods, Inc.
4.35%, 03/01/2029	200,000	198,193
		2,827,312
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/2028	200,000	183,817
Gas — 0.2%
National Fuel Gas Co.
4.75%, 09/01/2028	200,000	199,050
NiSource, Inc.
3.60%, 05/01/2030	200,000	190,756
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	200,000	192,442
Southern California Gas Co.
2.55%, 02/01/2030	200,000	183,223
		765,471
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/2030	100,000	103,282
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	100,000	87,074
		190,356
Healthcare-Products — 0.3%
Abbott Laboratories
3.75%, 11/30/2026	283,000	282,550
Baxter International, Inc.
2.54%, 02/01/2032	200,000	170,919
GE HealthCare Technologies, Inc.
5.91%, 11/22/2032	200,000	209,884
Solventum Corp.
5.40%, 03/01/2029	200,000	203,979
Stryker Corp.
4.85%, 02/10/2030	100,000	101,386
5.20%, 02/10/2035	100,000	100,781
Thermo Fisher Scientific, Inc.
5.09%, 08/10/2033	200,000	202,274
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	$ 200,000	$ 175,240
		1,447,013
Healthcare-Services — 0.7%
Centene Corp.
3.00%, 10/15/2030	200,000	175,649
4.63%, 12/15/2029	200,000	192,799
Cigna Group
2.38%, 03/15/2031	200,000	175,631
4.38%, 10/15/2028	200,000	199,658
CommonSpirit Health
5.21%, 12/01/2031	200,000	202,275
Elevance Health, Inc.
2.88%, 09/15/2029	200,000	187,151
4.95%, 11/01/2031	200,000	201,927
5.50%, 10/15/2032	100,000	103,306
HCA, Inc.
3.50%, 09/01/2030	200,000	186,888
4.13%, 06/15/2029	200,000	194,557
5.45%, 09/15/2034	100,000	99,225
5.63%, 09/01/2028	200,000	204,871
Humana, Inc.
1.35%, 02/03/2027	100,000	94,598
5.38%, 04/15/2031	200,000	202,571
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	100,000	96,269
Quest Diagnostics, Inc.
5.00%, 12/15/2034	100,000	98,825
UnitedHealth Group, Inc.
2.95%, 10/15/2027	100,000	97,510
3.85%, 06/15/2028	200,000	198,407
4.90%, 04/15/2031	200,000	203,552
5.00%, 04/15/2034	100,000	99,331
5.15%, 07/15/2034	150,000	150,481
Universal Health Services, Inc.
4.63%, 10/15/2029	200,000	194,862
		3,560,343
Home Builders — 0.0%
PulteGroup, Inc.
6.00%, 02/15/2035	50,000	51,410
Household Products/Wares — 0.1%
Avery Dennison Corp.
5.75%, 03/15/2033	100,000	101,814
Kimberly-Clark Corp.
1.05%, 09/15/2027	200,000	186,724
		288,538
Insurance — 1.1%
Allstate Corp.
1.45%, 12/15/2030	100,000	84,420
Aon Corp.
2.80%, 05/15/2030	200,000	183,568
Aon North America, Inc.
5.45%, 03/01/2034	100,000	101,742
Arthur J Gallagher & Co.
5.00%, 02/15/2032	200,000	200,794
Assurant, Inc.
2.65%, 01/15/2032	100,000	84,141
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	100,000	104,337

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Athene Holding, Ltd.
6.65%, 02/01/2033	$ 100,000	$ 106,162
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	100,000	91,582
Brighthouse Financial, Inc.
3.70%, 06/22/2027	100,000	98,013
Brown & Brown, Inc.
4.20%, 03/17/2032	100,000	93,133
Chubb INA Holdings, Inc.
1.38%, 09/15/2030	200,000	172,101
CNA Financial Corp.
3.90%, 05/01/2029	100,000	97,434
CNO Financial Group, Inc.
5.25%, 05/30/2029	100,000	100,075
Enstar Group, Ltd.
4.95%, 06/01/2029	100,000	99,713
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	100,000	101,895
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	200,000	182,078
Fidelity National Financial, Inc.
4.50%, 08/15/2028	100,000	98,683
First American Financial Corp.
2.40%, 08/15/2031	100,000	84,527
Globe Life, Inc.
4.80%, 06/15/2032	100,000	97,415
Jackson Financial, Inc.
5.17%, 06/08/2027	100,000	100,827
Lincoln National Corp.
3.40%, 01/15/2031	100,000	92,110
Loews Corp.
3.20%, 05/15/2030	100,000	93,671
Manulife Financial Corp.
2.48%, 05/19/2027	100,000	96,791
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,778,380
4.85%, 11/15/2031	200,000	202,201
MetLife, Inc.
5.38%, 07/15/2033	200,000	206,159
Principal Financial Group, Inc.
2.13%, 06/15/2030	100,000	88,307
Progressive Corp.
3.00%, 03/15/2032	100,000	89,907
Prudential Financial, Inc.
5.13%, 03/01/2052	50,000	46,992
5.75%, 07/15/2033	200,000	210,892
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	103,618
Willis North America, Inc.
2.95%, 09/15/2029	100,000	93,070
		5,384,738
Internet — 0.5%
Alibaba Group Holding, Ltd.
4.88%, 05/26/2030*	200,000	203,008
Alphabet, Inc.
2.00%, 08/15/2026	200,000	195,507
Amazon.com, Inc.
2.10%, 05/12/2031	200,000	176,939
3.15%, 08/22/2027	400,000	393,225
4.80%, 12/05/2034	200,000	203,491
Security Description	Shares or Principal Amount	Value

Internet (continued)
Expedia Group, Inc.
3.80%, 02/15/2028	$ 400,000	$ 392,466
Meta Platforms, Inc.
4.30%, 08/15/2029	200,000	201,841
4.75%, 08/15/2034	200,000	199,194
Netflix, Inc.
6.38%, 05/15/2029	200,000	215,482
Uber Technologies, Inc.
4.30%, 01/15/2030	200,000	197,514
		2,378,667
Investment Companies — 0.2%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	92,840
5.80%, 03/08/2032	50,000	48,846
7.00%, 01/15/2027	100,000	102,752
Blackstone Private Credit Fund
4.00%, 01/15/2029	100,000	94,462
6.25%, 01/25/2031	100,000	101,696
Blackstone Secured Lending Fund
2.85%, 09/30/2028	50,000	45,701
5.30%, 06/30/2030	50,000	48,685
Blue Owl Capital Corp.
5.95%, 03/15/2029	50,000	49,624
Blue Owl Credit Income Corp.
7.75%, 09/16/2027	100,000	103,635
FS KKR Capital Corp.
3.13%, 10/12/2028	100,000	90,271
Golub Capital BDC, Inc.
6.00%, 07/15/2029	50,000	50,079
Golub Capital Private Credit Fund
5.80%, 09/12/2029*	50,000	49,200
Main Street Capital Corp.
6.95%, 03/01/2029	50,000	51,168
Oaktree Specialty Lending Corp.
7.10%, 02/15/2029	50,000	50,900
Sixth Street Lending Partners
6.13%, 07/15/2030*	50,000	50,182
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/2029	50,000	50,625
		1,080,666
Iron/Steel — 0.0%
ArcelorMittal SA
6.80%, 11/29/2032	50,000	53,834
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	186,549
		240,383
Lodging — 0.2%
Choice Hotels International, Inc.
5.85%, 08/01/2034	50,000	49,069
Hyatt Hotels Corp.
5.25%, 06/30/2029	100,000	100,314
Las Vegas Sands Corp.
3.90%, 08/08/2029	100,000	92,850
Marriott International, Inc.
3.13%, 06/15/2026	400,000	394,010
4.63%, 06/15/2030	100,000	99,391
5.30%, 05/15/2034	100,000	98,552
Sands China, Ltd.
5.40%, 08/08/2028	200,000	196,782
		1,030,968

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	$ 100,000	$ 101,306
4.70%, 11/15/2029	100,000	101,833
5.00%, 05/14/2027	200,000	203,961
		407,100
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.50%, 10/08/2027	200,000	199,755
Deere & Co.
5.45%, 01/16/2035	100,000	103,404
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	102,767
John Deere Capital Corp.
2.80%, 09/08/2027	400,000	388,618
2.80%, 07/18/2029	200,000	189,465
5.15%, 09/08/2033	100,000	102,169
nVent Finance SARL
2.75%, 11/15/2031	100,000	85,784
Otis Worldwide Corp.
2.57%, 02/15/2030	200,000	182,689
		1,354,651
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	200,000	173,697
6.10%, 06/01/2029	300,000	310,675
Comcast Corp.
2.65%, 02/01/2030	300,000	277,762
3.30%, 02/01/2027	300,000	296,040
4.15%, 10/15/2028	300,000	299,234
5.30%, 06/01/2034	200,000	203,232
Fox Corp.
4.71%, 01/25/2029	200,000	199,755
Paramount Global
4.20%, 06/01/2029	200,000	193,063
Walt Disney Co.
2.65%, 01/13/2031	200,000	182,625
		2,136,083
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	200,000	202,417
Newmont Corp.
2.25%, 10/01/2030	200,000	178,266
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	100,000	107,370
		488,053
Miscellaneous Manufacturing — 0.1%
3M Co.
2.38%, 08/26/2029	200,000	184,153
Eaton Corp.
4.15%, 03/15/2033	100,000	96,044
Parker-Hannifin Corp.
3.25%, 06/14/2029	100,000	95,805
Textron, Inc.
6.10%, 11/15/2033	100,000	104,133
		480,135
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/2031	$ 150,000	$ 135,032
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	200,000	175,801
3.02%, 01/16/2027	500,000	489,970
5.23%, 11/17/2034	200,000	199,838
Canadian Natural Resources, Ltd.
5.40%, 12/15/2034*	100,000	97,021
Chevron USA, Inc.
4.48%, 02/26/2028	200,000	202,497
ConocoPhillips Co.
4.70%, 01/15/2030	200,000	201,765
Coterra Energy, Inc.
4.38%, 03/15/2029	200,000	196,718
Devon Energy Corp.
5.20%, 09/15/2034	100,000	93,761
Diamondback Energy, Inc.
3.13%, 03/24/2031	200,000	180,803
EQT Corp.
5.70%, 04/01/2028	200,000	205,340
Expand Energy Corp.
5.70%, 01/15/2035	100,000	98,651
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	187,965
3.48%, 03/19/2030	200,000	194,284
Helmerich & Payne, Inc.
5.50%, 12/01/2034*	50,000	44,046
Hess Corp.
7.88%, 10/01/2029	100,000	112,575
HF Sinclair Corp.
5.00%, 02/01/2028	200,000	197,932
6.25%, 01/15/2035	50,000	48,039
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	294,679
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	93,337
6.13%, 01/01/2031	200,000	201,915
Ovintiv, Inc.
6.50%, 08/15/2034	50,000	49,618
Phillips 66 Co.
5.30%, 06/30/2033	100,000	98,972
Pioneer Natural Resources Co.
1.90%, 08/15/2030	200,000	175,609
Shell International Finance BV
3.88%, 11/13/2028	300,000	298,255
TotalEnergies Capital SA
5.15%, 04/05/2034	100,000	100,935
Valero Energy Corp.
4.00%, 04/01/2029	200,000	195,341
Woodside Finance, Ltd.
5.10%, 09/12/2034	50,000	47,641
		4,483,308
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	100,000	102,511
Berry Global, Inc.
5.65%, 01/15/2034	100,000	100,757
Sonoco Products Co.
4.60%, 09/01/2029	200,000	197,114
		400,382

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	$ 250,000	$ 238,295
4.65%, 03/15/2028	200,000	202,973
4.80%, 03/15/2027	200,000	202,583
5.05%, 03/15/2034	100,000	100,842
Astrazeneca Finance LLC
4.80%, 02/26/2027	200,000	202,671
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,722,925
Becton Dickinson & Co.
5.11%, 02/08/2034	100,000	99,498
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	200,000	193,513
3.45%, 11/15/2027	400,000	395,151
4.90%, 02/22/2029	200,000	204,915
Cardinal Health, Inc.
5.00%, 11/15/2029	300,000	304,992
Cencora, Inc.
4.85%, 12/15/2029	200,000	202,289
CVS Health Corp.
1.30%, 08/21/2027	200,000	185,953
3.25%, 08/15/2029	200,000	188,446
4.30%, 03/25/2028	2,000,000	1,984,839
5.13%, 02/21/2030	200,000	202,454
Eli Lilly & Co.
4.90%, 02/12/2032	200,000	205,251
5.10%, 02/12/2035	200,000	204,233
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/2028	400,000	397,957
Johnson & Johnson
2.90%, 01/15/2028	400,000	390,616
4.95%, 06/01/2034	200,000	206,042
Merck & Co., Inc.
2.15%, 12/10/2031	200,000	174,231
3.40%, 03/07/2029	200,000	194,768
Novartis Capital Corp.
3.80%, 09/18/2029	200,000	197,624
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	201,555
4.65%, 05/19/2030	200,000	202,520
Pfizer, Inc.
1.75%, 08/18/2031	200,000	171,318
2.63%, 04/01/2030	200,000	184,481
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	203,682
Viatris, Inc.
2.70%, 06/22/2030	100,000	86,570
		9,653,187
Pipelines — 0.9%
Boardwalk Pipelines LP
5.63%, 08/01/2034	50,000	49,521
Cheniere Energy Partners LP
3.25%, 01/31/2032	200,000	175,590
Cheniere Energy, Inc.
4.63%, 10/15/2028	200,000	198,092
DCP Midstream Operating LP
5.13%, 05/15/2029	200,000	201,615
Enbridge, Inc.
5.70%, 03/08/2033	200,000	204,127
6.00%, 11/15/2028	200,000	209,291
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Energy Transfer LP
5.50%, 06/01/2027	$ 200,000	$ 203,074
6.40%, 12/01/2030	200,000	212,672
6.55%, 12/01/2033	200,000	210,543
Enterprise Products Operating LLC
2.80%, 01/31/2030	200,000	186,430
5.35%, 01/31/2033	200,000	204,123
Kinder Morgan, Inc.
5.20%, 06/01/2033	100,000	98,397
7.80%, 08/01/2031	200,000	226,760
MPLX LP
4.95%, 09/01/2032	200,000	194,258
ONEOK, Inc.
6.05%, 09/01/2033	100,000	102,594
6.10%, 11/15/2032	200,000	207,696
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	200,000	189,210
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	200,000	198,584
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	100,000	99,175
Targa Resources Corp.
6.13%, 03/15/2033	100,000	102,907
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	183,196
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	200,000	193,052
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	189,226
Williams Cos., Inc.
2.60%, 03/15/2031	200,000	176,815
5.15%, 03/15/2034	100,000	98,059
		4,315,007
Private Equity — 0.0%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	50,000	48,993
Brookfield Finance, Inc.
5.68%, 01/15/2035	50,000	50,503
		99,496
Real Estate — 0.0%
CBRE Services, Inc.
5.95%, 08/15/2034	100,000	103,297
REITS — 1.3%
Agree LP
2.60%, 06/15/2033	50,000	40,785
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	100,000	80,760
2.75%, 12/15/2029	100,000	91,544
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	99,654
American Tower Corp.
3.55%, 07/15/2027	200,000	196,492
3.80%, 08/15/2029	200,000	193,342
5.55%, 07/15/2033	200,000	204,667
AvalonBay Communities, Inc.
5.30%, 12/07/2033	100,000	101,188
Boston Properties LP
3.25%, 01/30/2031	100,000	90,091
4.50%, 12/01/2028	100,000	98,536
5.75%, 01/15/2035	100,000	98,622

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Brixmor Operating Partnership LP
2.50%, 08/16/2031	$ 100,000	$ 86,283
Camden Property Trust
4.10%, 10/15/2028	100,000	98,890
Crown Castle, Inc.
3.30%, 07/01/2030	200,000	185,035
Crown Castle, Inc.
2.10%, 04/01/2031	200,000	169,977
Digital Realty Trust LP
3.60%, 07/01/2029	100,000	96,341
EPR Properties
4.95%, 04/15/2028	100,000	98,834
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	100,000	101,861
Equinix, Inc.
3.90%, 04/15/2032	100,000	93,599
ERP Operating LP
4.15%, 12/01/2028	100,000	99,545
Essex Portfolio LP
4.00%, 03/01/2029	100,000	97,716
Extra Space Storage LP
2.35%, 03/15/2032	100,000	83,140
5.70%, 04/01/2028	100,000	103,181
Federal Realty OP LP
3.25%, 07/15/2027	100,000	97,208
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	86,163
Healthpeak OP LLC
3.00%, 01/15/2030	100,000	92,669
5.25%, 12/15/2032	100,000	100,427
Highwoods Realty LP
4.13%, 03/15/2028	100,000	97,441
Host Hotels & Resorts LP
3.38%, 12/15/2029	100,000	92,206
Invitation Homes Operating Partnership LP
2.70%, 01/15/2034	100,000	81,279
Kilroy Realty LP
4.25%, 08/15/2029	100,000	94,601
Kimco Realty OP LLC
6.40%, 03/01/2034	100,000	106,799
LXP Industrial Trust
2.38%, 10/01/2031	100,000	83,719
Mid-America Apartments LP
3.60%, 06/01/2027	100,000	98,693
NNN REIT, Inc.
3.50%, 10/15/2027	100,000	97,378
Omega Healthcare Investors, Inc.
4.75%, 01/15/2028	100,000	100,116
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	100,000	85,500
Piedmont Operating Partnership LP
9.25%, 07/20/2028	100,000	108,311
Prologis LP
3.88%, 09/15/2028	100,000	98,733
4.75%, 06/15/2033	100,000	98,364
5.00%, 01/31/2035	100,000	98,856
Public Storage Operating Co.
1.95%, 11/09/2028	100,000	92,704
2.25%, 11/09/2031	100,000	86,566
Realty Income Corp.
3.25%, 01/15/2031	100,000	92,582
Security Description	Shares or Principal Amount	Value

REITS (continued)
4.70%, 12/15/2028	$ 100,000	$ 100,945
5.13%, 02/15/2034	100,000	99,426
5.63%, 10/13/2032	50,000	51,582
Regency Centers LP
3.70%, 06/15/2030	100,000	96,213
Safehold GL Holdings LLC
2.80%, 06/15/2031	100,000	88,442
Simon Property Group LP
2.45%, 09/13/2029	100,000	92,093
2.65%, 07/15/2030	100,000	91,307
2.65%, 02/01/2032	100,000	87,045
Store Capital LLC
2.75%, 11/18/2030	100,000	87,790
Sun Communities Operating LP
2.30%, 11/01/2028	100,000	93,020
UDR, Inc.
2.10%, 08/01/2032	100,000	81,188
Ventas Realty LP
3.85%, 04/01/2027	100,000	98,941
5.00%, 01/15/2035	50,000	48,280
VICI Properties LP
5.13%, 05/15/2032	100,000	97,866
Welltower OP LLC
2.80%, 06/01/2031	100,000	90,023
Welltower, Inc.
2.70%, 02/15/2027	100,000	97,419
Weyerhaeuser Co.
4.00%, 04/15/2030	200,000	193,520
WP Carey, Inc.
3.85%, 07/15/2029	100,000	96,724
		6,292,222
Retail — 0.7%
AutoNation, Inc.
3.85%, 03/01/2032	100,000	89,886
AutoZone, Inc.
6.55%, 11/01/2033	100,000	108,613
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	354,548
Dollar General Corp.
5.20%, 07/05/2028	200,000	203,217
Genuine Parts Co.
2.75%, 02/01/2032	100,000	85,762
Home Depot, Inc.
3.90%, 12/06/2028	200,000	199,088
4.50%, 09/15/2032	200,000	198,979
4.95%, 06/25/2034	100,000	100,554
Lowe's Cos., Inc.
1.70%, 09/15/2028	200,000	183,224
1.70%, 10/15/2030	200,000	171,941
3.65%, 04/05/2029	200,000	193,927
McDonald's Corp.
3.60%, 07/01/2030	200,000	192,640
4.60%, 05/15/2030	200,000	201,374
O'Reilly Automotive, Inc.
4.20%, 04/01/2030	200,000	196,240
Starbucks Corp.
2.55%, 11/15/2030	200,000	179,338
3.55%, 08/15/2029	100,000	96,655
Target Corp.
3.38%, 04/15/2029	300,000	291,321

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Walmart, Inc.
3.70%, 06/26/2028	$ 200,000	$ 199,416
4.10%, 04/15/2033	200,000	195,069
		3,441,792
Semiconductors — 0.7%
Analog Devices, Inc.
1.70%, 10/01/2028	300,000	276,212
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	400,000	397,086
Broadcom, Inc.
2.45%, 02/15/2031*	200,000	176,716
3.42%, 04/15/2033*	200,000	178,361
3.47%, 04/15/2034*	200,000	175,717
4.80%, 10/15/2034	100,000	97,347
Intel Corp.
2.45%, 11/15/2029	200,000	180,117
3.75%, 08/05/2027	200,000	196,502
5.20%, 02/10/2033	200,000	196,526
Marvell Technology, Inc.
2.45%, 04/15/2028	200,000	188,401
Microchip Technology, Inc.
5.05%, 02/15/2030	100,000	99,544
Micron Technology, Inc.
5.80%, 01/15/2035	100,000	99,388
5.88%, 09/15/2033	100,000	102,345
NVIDIA Corp.
2.00%, 06/15/2031	200,000	176,442
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	200,000	168,637
QUALCOMM, Inc.
1.30%, 05/20/2028	200,000	184,281
Texas Instruments, Inc.
4.90%, 03/14/2033	200,000	202,563
TSMC Arizona Corp.
3.88%, 04/22/2027	300,000	297,825
		3,394,010
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	200,000	183,940
Software — 0.8%
Adobe, Inc.
2.30%, 02/01/2030	200,000	184,056
AppLovin Corp.
5.13%, 12/01/2029	200,000	201,642
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	100,000	92,913
Cadence Design Systems, Inc.
4.30%, 09/10/2029	100,000	99,798
Concentrix Corp.
6.60%, 08/02/2028	100,000	104,625
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	100,000	86,581
Fiserv, Inc.
3.50%, 07/01/2029	200,000	190,617
5.15%, 08/12/2034	100,000	98,293
5.45%, 03/02/2028	200,000	204,768
Intuit, Inc.
1.35%, 07/15/2027	300,000	283,608
Microsoft Corp.
3.30%, 02/06/2027	200,000	198,327
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.
2.65%, 07/15/2026	$ 400,000	$ 391,557
4.70%, 09/27/2034	200,000	190,331
6.25%, 11/09/2032	200,000	213,282
Paychex, Inc.
5.60%, 04/15/2035	100,000	101,848
Roper Technologies, Inc.
1.75%, 02/15/2031	200,000	168,989
Synopsys, Inc.
4.65%, 04/01/2028	400,000	404,593
VMware, Inc.
3.90%, 08/21/2027	300,000	295,494
Workday, Inc.
3.70%, 04/01/2029	200,000	193,519
		3,704,841
Telecommunications — 1.1%
AT&T, Inc.
2.30%, 06/01/2027	300,000	288,356
2.55%, 12/01/2033	200,000	165,047
4.10%, 02/15/2028	200,000	199,294
5.40%, 02/15/2034	200,000	204,233
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/2032	100,000	83,730
British Telecommunications PLC
9.63%, 12/15/2030	100,000	122,383
Cisco Systems, Inc.
4.85%, 02/26/2029	200,000	205,098
4.95%, 02/26/2031	200,000	205,772
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	117,654
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	176,203
Orange SA
9.00%, 03/01/2031	100,000	121,589
Rogers Communications, Inc.
5.00%, 02/15/2029	200,000	201,716
Sprint Capital Corp.
6.88%, 11/15/2028	300,000	320,873
T-Mobile USA, Inc.
3.38%, 04/15/2029	100,000	95,215
3.75%, 04/15/2027	1,000,000	989,165
3.88%, 04/15/2030	200,000	192,981
5.05%, 07/15/2033	200,000	198,712
5.15%, 04/15/2034	200,000	200,125
Verizon Communications, Inc.
2.36%, 03/15/2032	200,000	170,713
2.55%, 03/21/2031	200,000	178,078
4.33%, 09/21/2028	400,000	401,334
4.50%, 08/10/2033	200,000	192,856
5.25%, 04/02/2035	200,000	201,027
Vodafone Group PLC
4.38%, 05/30/2028	200,000	202,841
		5,434,995
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	150,000	140,520
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	168,124
CSX Corp.
4.25%, 03/15/2029	200,000	199,557

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
FedEx Corp.
3.10%, 08/05/2029*	$ 200,000	$ 188,089
Norfolk Southern Corp.
5.55%, 03/15/2034	100,000	104,003
Ryder System, Inc.
6.30%, 12/01/2028	150,000	158,131
6.60%, 12/01/2033	50,000	54,029
Union Pacific Corp.
3.95%, 09/10/2028	200,000	199,036
5.10%, 02/20/2035	100,000	100,661
United Parcel Service, Inc.
3.40%, 03/15/2029	200,000	194,462
		1,506,612
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/2031	100,000	84,090
6.90%, 05/01/2034	50,000	54,942
		139,032
Water — 0.0%
American Water Capital Corp.
3.45%, 06/01/2029	200,000	192,830
Total Corporate Bonds & Notes (cost $158,352,546)		157,372,542
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.9%
U.S. Government — 51.8%
United States Treasury Bonds
5.38%, 02/15/2031	1,000,000	1,079,883
6.25%, 05/15/2030	1,500,000	1,671,855
6.50%, 11/15/2026	1,500,000	1,569,727
United States Treasury Notes
0.50%, 04/30/2027 to 05/31/2027	3,000,000	2,816,875
0.63%, 07/31/2026 to 08/15/2030	8,500,000	7,513,164
0.75%, 08/31/2026	2,000,000	1,922,188
0.88%, 09/30/2026	5,000,000	4,804,297
1.00%, 07/31/2028	2,000,000	1,841,328
1.13%, 10/31/2026 to 08/31/2028	7,000,000	6,564,336
1.25%, 11/30/2026 to 08/15/2031	26,200,000	24,132,698
1.38%, 08/31/2026 to 11/15/2031	13,500,000	12,313,340
1.50%, 08/15/2026 to 11/30/2028	12,000,000	11,428,711
1.63%, 09/30/2026 to 11/30/2026	8,200,000	7,951,203
1.75%, 12/31/2026 to 01/31/2029	9,000,000	8,582,304
1.88%, 07/31/2026 to 02/15/2032	10,000,000	9,238,203
2.00%, 11/15/2026	1,300,000	1,266,840
2.25%, 02/15/2027	1,300,000	1,268,668
2.38%, 05/15/2027 to 05/15/2029	4,300,000	4,128,238
2.50%, 03/31/2027	2,000,000	1,959,063
2.63%, 05/31/2027 to 07/31/2029	8,000,000	7,724,297
2.75%, 04/30/2027 to 05/31/2029	6,000,000	5,854,063
2.88%, 05/15/2028 to 05/15/2032	8,000,000	7,638,125
3.13%, 11/15/2028 to 08/31/2029	5,000,000	4,899,961
3.25%, 06/30/2029	2,000,000	1,967,656
3.38%, 05/15/2033	3,000,000	2,864,766
3.50%, 04/30/2028 to 04/30/2030	5,500,000	5,455,586
3.63%, 03/31/2028 to 09/30/2031	5,500,000	5,462,325
3.75%, 12/31/2028 to 12/31/2030	7,500,000	7,501,407
3.88%, 09/30/2029 to 08/15/2034	8,000,000	7,915,469
4.00%, 01/15/2027 to 02/15/2034	10,000,000	10,049,687
4.13%, 01/31/2027 to 11/30/2031	23,000,000	23,270,156
4.25%, 11/30/2026 to 11/15/2034	18,000,000	18,226,289
4.38%, 08/31/2028 to 05/15/2034	17,000,000	17,417,695
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.50%, 04/15/2027 to 11/15/2033	$ 8,000,000	$ 8,231,172
4.63%, 11/15/2026 to 02/15/2035	8,000,000	8,179,687
		254,711,262
U.S. Government Agency — 1.1%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,000,000	965,101
1.50%, 03/30/2028	500,000	470,281
Federal Home Loan Bank
0.83%, 02/10/2027	200,000	190,072
2.50%, 12/10/2027	500,000	486,009
3.25%, 06/09/2028 to 11/16/2028	2,500,000	2,474,964
4.38%, 09/08/2028	500,000	511,214
4.75%, 03/10/2034	200,000	205,774
		5,303,415
Total U.S. Government & Agency Obligations (cost $261,706,916)		260,014,677
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Banks — 0.1%
Korea Development Bank
4.38%, 02/15/2028	400,000	402,737
4.50%, 02/15/2029	200,000	201,866
		604,603
Sovereign — 1.0%
Export-Import Bank of Korea
4.88%, 01/14/2030	200,000	204,845
5.13%, 01/11/2033	200,000	204,758
Japan Bank for International Cooperation
1.25%, 01/21/2031	400,000	343,063
Panama Government International Bond
3.88%, 03/17/2028	200,000	191,016
Republic of Chile
2.55%, 07/27/2033	200,000	167,210
Republic of Indonesia
3.50%, 01/11/2028	200,000	195,790
3.55%, 03/31/2032	200,000	183,650
4.75%, 09/10/2034	200,000	194,001
Republic of Panama
7.50%, 03/01/2031	200,000	207,516
Republic of Peru
2.78%, 01/23/2031	200,000	176,865
3.00%, 01/15/2034	200,000	166,370
Republic of Philippines
3.00%, 02/01/2028	400,000	386,494
5.25%, 05/14/2034	200,000	202,560
6.38%, 01/15/2032	200,000	216,392
Republic of Poland
4.88%, 02/12/2030	200,000	203,912
5.38%, 02/12/2035	200,000	202,089
Republic of Uruguay
4.38%, 01/23/2031	200,000	197,630
State of Israel
2.75%, 07/03/2030	200,000	177,374
5.50%, 03/12/2034	200,000	198,247
United Mexican States
2.66%, 05/24/2031	200,000	169,882
4.50%, 04/22/2029	200,000	195,534
5.00%, 05/07/2029	200,000	199,117

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
6.00%, 05/13/2030	$ 200,000	$ 205,016
6.35%, 02/09/2035	200,000	198,554
		4,987,885
Total Foreign Government Obligations (cost $5,602,586)		5,592,488
UNAFFILIATED INVESTMENT COMPANIES — 9.1%
iShares 1-3 Year Treasury Bond ETF	150,000	12,468,000
iShares 3-7 Year Treasury Bond ETF	150,000	17,908,500
iShares 7-10 Year Treasury Bond ETF	150,000	14,410,500
Total Unaffiliated Investment Companies (cost $45,448,363)		44,787,000
Total Long-Term Investment Securities (cost $471,110,411)		467,766,707
REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $20,789,553 and collateralized by $8,359,500 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and by $9,903,800 of United States Treasury Notes, bearing interest at 4.50% due 07/15/2026 and having an approximate combined value of $21,204,721 (cost $20,788,767)	20,788,767	20,788,767
TOTAL INVESTMENTS (cost $491,899,178)	99.3%	488,555,474
Other assets less liabilities	0.7	3,316,503
NET ASSETS	100.0%	$491,871,977
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $1,261,515 representing 0.3% of net assets.
DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$157,372,542	$—	$157,372,542
U.S. Government & Agency Obligations	—	260,014,677	—	260,014,677
Foreign Government Obligations	—	5,592,488	—	5,592,488
Unaffiliated Investment Companies	44,787,000	—	—	44,787,000
Repurchase Agreements	—	20,788,767	—	20,788,767
Total Investments at Value	$44,787,000	$443,768,474	$—	$488,555,474
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	44,000	$ 1,105,280
Omnicom Group, Inc.	24,600	1,873,536
		2,978,816
Aerospace/Defense — 1.6%
L3Harris Technologies, Inc.	23,200	5,104,464
Lockheed Martin Corp.	28,500	13,615,875
		18,720,339
Agriculture — 1.1%
Altria Group, Inc.	208,400	12,326,860
Airlines — 0.7%
Delta Air Lines, Inc.	75,500	3,143,065
Southwest Airlines Co.	72,900	2,038,284
United Airlines Holdings, Inc.†	38,600	2,656,452
		7,837,801
Apparel — 0.2%
Ralph Lauren Corp.	4,900	1,102,255
Skechers USA, Inc., Class A†	15,600	749,112
		1,851,367
Auto Manufacturers — 1.8%
Cummins, Inc.	17,000	4,995,280
Ford Motor Co.	353,000	3,533,530
General Motors Co.	139,900	6,329,076
PACCAR, Inc.	64,600	5,827,566
		20,685,452
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	10,600	977,744
BorgWarner, Inc.	23,800	675,444
		1,653,188
Banks — 18.7%
Bank of America Corp.	791,200	31,553,056
Bank of New York Mellon Corp.	82,600	6,641,866
Citigroup, Inc.	180,100	12,315,238
Citizens Financial Group, Inc.	46,100	1,700,629
Comerica, Inc.	10,000	537,500
Commerce Bancshares, Inc.	13,700	832,138
Cullen/Frost Bankers, Inc.	5,300	617,291
East West Bancorp, Inc.	14,000	1,197,700
Fifth Third Bancorp	57,700	2,073,738
First Citizens BancShares, Inc., Class A	1,300	2,312,882
First Horizon Corp.	37,800	683,424
Goldman Sachs Group, Inc.	38,300	20,971,165
Huntington Bancshares, Inc.	146,700	2,131,551
JPMorgan Chase & Co.	235,100	57,510,162
M&T Bank Corp.	13,300	2,257,808
Morgan Stanley	198,700	22,933,954
Northern Trust Corp.	23,900	2,246,122
PNC Financial Services Group, Inc.	40,300	6,475,807
Regions Financial Corp.	92,700	1,892,007
State Street Corp.	35,800	3,153,980
Truist Financial Corp.	94,200	3,611,628
US Bancorp	116,800	4,711,712
Webster Financial Corp.	17,500	827,750
Wells Fargo & Co.	352,700	25,045,227
Zions Bancorp NA	9,000	404,730
		214,639,065
Security Description	Shares or Principal Amount	Value

Beverages — 1.4%
Coca-Cola Consolidated, Inc.	1,100	$ 1,491,391
Keurig Dr Pepper, Inc.	167,300	5,786,907
Molson Coors Beverage Co., Class B	23,300	1,340,449
PepsiCo, Inc.	56,900	7,714,502
		16,333,249
Biotechnology — 2.2%
Bio-Rad Laboratories, Inc., Class A†	2,800	683,424
Corteva, Inc.	84,300	5,225,757
Exelixis, Inc.†	28,500	1,115,775
Gilead Sciences, Inc.	143,200	15,256,528
Halozyme Therapeutics, Inc.†	15,300	939,726
United Therapeutics Corp.†	5,400	1,636,686
		24,857,896
Building Materials — 0.8%
Builders FirstSource, Inc.†	15,300	1,830,339
Eagle Materials, Inc.	4,100	928,199
Fortune Brands Innovations, Inc.	15,100	812,682
Masco Corp.	31,900	1,933,459
Mohawk Industries, Inc.†	7,100	755,085
Owens Corning	12,400	1,803,084
UFP Industries, Inc.	7,300	721,605
		8,784,453
Chemicals — 0.6%
Axalta Coating Systems, Ltd.†	27,000	877,500
CF Industries Holdings, Inc.	20,600	1,614,422
Eastman Chemical Co.	14,200	1,093,400
Mosaic Co.	39,000	1,185,600
PPG Industries, Inc.	23,000	2,503,780
		7,274,702
Commercial Services — 1.8%
ADT, Inc.	94,300	756,286
Corpay, Inc.†	7,000	2,277,590
Global Payments, Inc.	30,400	2,319,824
H&R Block, Inc.	16,600	1,002,142
PayPal Holdings, Inc.†	121,900	8,025,896
U-Haul Holding Co. †	1,900	116,641
U-Haul Holding Co. (Non-Voting)	23,900	1,309,720
United Rentals, Inc.	8,100	5,114,745
		20,922,844
Computers — 0.7%
Cognizant Technology Solutions Corp., Class A	60,900	4,480,413
Genpact, Ltd.	20,200	1,015,252
Leidos Holdings, Inc.	15,800	2,325,444
		7,821,109
Cosmetics/Personal Care — 0.4%
Kenvue, Inc.	190,900	4,505,240
Distribution/Wholesale — 0.2%
LKQ Corp.	31,900	1,218,899
WESCO International, Inc.	6,000	977,760
		2,196,659
Diversified Financial Services — 3.3%
Ally Financial, Inc.	28,300	924,278
Ameriprise Financial, Inc.	11,900	5,605,138
Apollo Global Management, Inc.	57,600	7,861,248
Capital One Financial Corp.	35,500	6,399,230
Discover Financial Services	26,800	4,895,556
Invesco, Ltd.	27,200	378,896

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.	25,500	$ 1,191,615
Raymond James Financial, Inc.	25,200	3,453,408
SEI Investments Co.	15,600	1,221,324
Stifel Financial Corp.	10,500	899,745
Synchrony Financial	47,800	2,483,210
T. Rowe Price Group, Inc.	22,800	2,018,940
Voya Financial, Inc.	5,100	301,920
		37,634,508
Electric — 2.8%
Duke Energy Corp.	90,200	11,006,204
Evergy, Inc.	28,300	1,955,530
NRG Energy, Inc.	25,000	2,739,500
OGE Energy Corp.	23,500	1,066,430
PPL Corp.	91,000	3,321,500
Public Service Enterprise Group, Inc.	63,500	5,075,555
Southern Co.	58,000	5,329,620
WEC Energy Group, Inc.	16,200	1,774,224
		32,268,563
Electrical Components & Equipment — 0.1%
Acuity, Inc.	3,500	852,635
Electronics — 0.4%
Allegion PLC	10,600	1,475,520
Jabil, Inc.	11,900	1,744,064
TD SYNNEX Corp.	10,100	1,119,080
		4,338,664
Engineering & Construction — 0.2%
EMCOR Group, Inc.	5,700	2,283,990
Food — 3.3%
Albertsons Cos., Inc., Class A	52,200	1,147,356
Campbell's Co.	34,800	1,268,808
Conagra Brands, Inc.	58,900	1,455,419
General Mills, Inc.	67,500	3,829,950
Hormel Foods Corp.	12,900	385,710
Ingredion, Inc.	8,000	1,062,560
Kraft Heinz Co.	147,300	4,286,430
Kroger Co.	89,200	6,441,132
Lamb Weston Holdings, Inc.	12,900	681,249
Mondelez International, Inc., Class A	159,500	10,866,735
Sysco Corp.	60,300	4,305,420
Tyson Foods, Inc., Class A	35,200	2,155,648
		37,886,417
Gas — 0.1%
National Fuel Gas Co.	8,100	621,918
Hand/Machine Tools — 0.2%
Snap-on, Inc.	6,400	2,008,384
Healthcare-Products — 1.4%
Lantheus Holdings, Inc.†	6,300	657,342
Medtronic PLC	158,200	13,409,032
Zimmer Biomet Holdings, Inc.	24,500	2,524,725
		16,591,099
Healthcare-Services — 7.3%
Cigna Group	33,500	11,391,340
DaVita, Inc.†	9,900	1,401,345
HCA Healthcare, Inc.	40,600	14,010,248
Labcorp Holdings, Inc.	11,200	2,699,312
Molina Healthcare, Inc.†	6,700	2,190,967
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Quest Diagnostics, Inc.	16,000	$ 2,851,520
Tenet Healthcare Corp.†	11,600	1,658,220
UnitedHealth Group, Inc.	112,600	46,328,144
Universal Health Services, Inc., Class B	9,400	1,664,458
		84,195,554
Home Builders — 0.6%
NVR, Inc.†	380	2,707,785
PulteGroup, Inc.	31,800	3,262,044
Toll Brothers, Inc.	12,000	1,210,440
		7,180,269
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	41,000	5,402,980
Insurance — 8.4%
Aflac, Inc.	67,400	7,325,032
American Financial Group, Inc.	8,500	1,076,610
Arch Capital Group, Ltd.	37,000	3,355,160
Assurant, Inc.	6,300	1,214,262
Axis Capital Holdings, Ltd.	10,000	963,200
Chubb, Ltd.	49,400	14,132,352
Cincinnati Financial Corp.	19,300	2,686,753
Equitable Holdings, Inc.	40,600	2,007,670
Everest Group, Ltd.	5,200	1,865,916
Fidelity National Financial, Inc.	27,600	1,767,780
Hartford Insurance Group, Inc.	35,300	4,330,251
Loews Corp.	26,300	2,283,629
Markel Group, Inc.†	1,100	2,000,460
MetLife, Inc.	84,700	6,383,839
Old Republic International Corp.	30,500	1,146,800
Primerica, Inc.	4,100	1,074,487
Principal Financial Group, Inc.	27,700	2,053,955
Progressive Corp.	52,900	14,904,046
Prudential Financial, Inc.	37,100	3,810,541
Reinsurance Group of America, Inc.	6,400	1,198,784
RenaissanceRe Holdings, Ltd.	6,000	1,451,580
Travelers Cos., Inc.	43,300	11,436,829
Unum Group	19,600	1,522,136
W.R. Berkley Corp.	46,700	3,347,923
Willis Towers Watson PLC	10,500	3,231,900
		96,571,895
Internet — 0.8%
eBay, Inc.	58,700	4,000,992
Expedia Group, Inc.	15,300	2,401,029
Gen Digital, Inc.	76,000	1,966,120
Match Group, Inc.	31,000	919,460
		9,287,601
Iron/Steel — 0.4%
Reliance, Inc.	6,900	1,988,787
Steel Dynamics, Inc.	24,600	3,190,866
		5,179,653
Lodging — 0.1%
Wynn Resorts, Ltd.	13,000	1,044,030
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	58,900	18,216,003
Oshkosh Corp.	8,200	686,832
		18,902,835
Machinery-Diversified — 1.6%
CNH Industrial NV	153,900	1,780,623

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Deere & Co.	28,500	$ 13,211,460
Dover Corp.	12,900	2,201,385
Middleby Corp.†	6,500	866,775
		18,060,243
Media — 3.9%
Charter Communications, Inc., Class A†	17,600	6,896,736
Comcast Corp., Class A	432,200	14,781,240
Fox Corp., Class A	40,000	1,991,600
News Corp., Class A	46,500	1,261,080
Walt Disney Co.	222,800	20,263,660
		45,194,316
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	13,900	1,022,484
Mining — 0.6%
Newmont Corp.	138,900	7,317,252
Miscellaneous Manufacturing — 1.0%
3M Co.	65,700	9,126,387
Donaldson Co., Inc.	14,800	972,804
Textron, Inc.	26,300	1,850,731
		11,949,922
Oil & Gas — 3.1%
Chevron Corp.	174,600	23,756,076
Coterra Energy, Inc.	73,400	1,802,704
EOG Resources, Inc.	70,400	7,767,232
Ovintiv, Inc.	32,000	1,074,560
Range Resources Corp.	29,000	983,970
		35,384,542
Oil & Gas Services — 0.5%
Baker Hughes Co.	122,000	4,318,800
TechnipFMC PLC	44,300	1,247,931
		5,566,731
Packaging & Containers — 0.4%
Amcor PLC	256,725	2,361,870
Crown Holdings, Inc.	15,900	1,531,647
Graphic Packaging Holding Co.	37,000	936,470
		4,829,987
Pharmaceuticals — 9.6%
AbbVie, Inc.	206,000	40,190,600
Cardinal Health, Inc.	29,800	4,210,442
Cencora, Inc.	24,600	7,199,682
CVS Health Corp.	155,400	10,366,734
Henry Schein, Inc.†	15,300	994,041
Jazz Pharmaceuticals PLC†	7,600	888,896
Johnson & Johnson	297,000	46,424,070
		110,274,465
Pipelines — 0.7%
Antero Midstream Corp.	57,700	954,935
Kinder Morgan, Inc.	274,000	7,206,200
		8,161,135
Private Equity — 0.1%
Carlyle Group, Inc.	44,500	1,719,480
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	4,400	1,000,604
Security Description	Shares or Principal Amount	Value

Retail — 3.3%
AutoNation, Inc.†	8,900	$ 1,549,935
Best Buy Co., Inc.	25,900	1,727,271
CarMax, Inc.†	19,100	1,235,197
Dick's Sporting Goods, Inc.	7,200	1,351,728
Genuine Parts Co.	12,700	1,492,885
Lithia Motors, Inc.	3,200	936,832
Lowe's Cos., Inc.	87,900	19,650,924
Lululemon Athletica, Inc.†	10,400	2,816,008
Murphy USA, Inc.	2,500	1,246,425
Penske Automotive Group, Inc.	8,200	1,276,494
Ulta Beauty, Inc.†	5,600	2,215,584
Williams-Sonoma, Inc.	15,000	2,317,050
		37,816,333
Semiconductors — 1.3%
QUALCOMM, Inc.	99,900	14,831,154
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	3,600	829,224
Software — 0.1%
Dropbox, Inc., Class A†	27,800	793,690
Telecommunications — 6.3%
AT&T, Inc.	838,300	23,220,910
Cisco Systems, Inc.	457,300	26,399,929
Verizon Communications, Inc.	518,800	22,858,328
		72,479,167
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	16,300	1,008,970
Transportation — 1.0%
CSX Corp.	232,700	6,531,889
Norfolk Southern Corp.	20,300	4,548,215
		11,080,104
Total Common Stocks (cost $938,808,546)		1,124,959,838
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
iShares Russell 1000 Value ETF (cost $14,702,444)	79,200	14,435,784
Total Long-Term Investment Securities (cost $953,510,990)		1,139,395,622
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1) (cost $8,796,153)	8,796,153	8,796,153
TOTAL INVESTMENTS (cost $962,307,143)	100.0%	1,148,191,775
Other assets less liabilities	(0.0)	(177,589)
NET ASSETS	100.0%	$1,148,014,186
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2025.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,124,959,838	$—	$—	$1,124,959,838
Unaffiliated Investment Companies	14,435,784	—	—	14,435,784
Short-Term Investments	8,796,153	—	—	8,796,153
Total Investments at Value	$1,148,191,775	$—	$—	$1,148,191,775
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Aerospace/Defense — 4.4%
Melrose Industries PLC	700,747	$ 4,049,330
QinetiQ Group PLC	1,456,128	7,618,728
		11,668,058
Apparel — 0.9%
Crocs, Inc.†	11,933	1,150,580
Dr. Martens PLC	1,680,255	1,231,602
		2,382,182
Banks — 17.8%
Atlantic Union Bankshares Corp.	149,733	4,147,604
Camden National Corp.	60,735	2,339,512
Columbia Banking System, Inc.	317,839	7,125,950
First Bancorp	108,237	4,379,269
First Commonwealth Financial Corp.	192,689	2,951,996
First Interstate BancSystem, Inc., Class A	266,473	6,980,260
German American Bancorp, Inc.	84,127	3,189,255
Peoples Bancorp, Inc.	76,475	2,218,540
Seacoast Banking Corp. of Florida	107,936	2,559,163
SouthState Corp.	80,871	7,017,985
TriCo Bancshares	80,511	3,106,114
Washington Trust Bancorp, Inc.	23,795	656,742
		46,672,390
Building Materials — 3.2%
American Woodmark Corp.†	15,702	926,418
Louisiana-Pacific Corp.	14,682	1,267,203
UFP Industries, Inc.	62,589	6,186,923
		8,380,544
Chemicals — 4.6%
Ashland, Inc.	13,643	742,043
Avient Corp.	200,487	6,678,222
Elementis PLC	2,885,495	4,814,567
		12,234,832
Commercial Services — 3.1%
Babcock International Group PLC	194,959	2,088,969
WillScot Holdings Corp.	244,171	6,133,576
		8,222,545
Diversified Financial Services — 3.9%
Bread Financial Holdings, Inc.	68,255	3,238,700
Piper Sandler Cos.	3,852	928,794
Victory Capital Holdings, Inc., Class A	104,476	5,985,430
		10,152,924
Electric — 2.1%
Black Hills Corp.	46,318	2,820,766
IDACORP, Inc.	23,258	2,746,537
		5,567,303
Electronics — 5.8%
Benchmark Electronics, Inc.	108,351	3,524,658
Knowles Corp.†	156,495	2,463,231
Sanmina Corp.†	100,564	7,722,310
TTM Technologies, Inc.†	73,067	1,462,801
		15,173,000
Hand/Machine Tools — 0.8%
Regal Rexnord Corp.	20,882	2,210,151
Healthcare-Products — 2.0%
Envista Holdings Corp.†	334,476	5,378,374
Security Description	Shares or Principal Amount	Value

Home Builders — 2.6%
Century Communities, Inc.	13,058	$ 712,183
M/I Homes, Inc.†	17,884	1,907,865
Meritage Homes Corp.	23,612	1,608,922
Taylor Morrison Home Corp.†	46,021	2,639,305
		6,868,275
Insurance — 8.7%
CNO Financial Group, Inc.	195,055	7,400,387
Hanover Insurance Group, Inc.	48,124	7,993,396
Horace Mann Educators Corp.	176,782	7,343,524
TWFG, Inc.†	476	15,080
		22,752,387
Iron/Steel — 2.5%
Commercial Metals Co.	147,342	6,562,613
Leisure Time — 0.2%
BRP, Inc.	7,928	268,560
Brunswick Corp.	7,514	346,020
		614,580
Lodging — 2.5%
Boyd Gaming Corp.	38,164	2,638,659
Hilton Grand Vacations, Inc.†	117,086	3,937,602
		6,576,261
Machinery-Diversified — 7.7%
Chart Industries, Inc.†	53,952	7,282,441
Gates Industrial Corp. PLC†	228,476	4,322,766
Middleby Corp.†	24,998	3,333,483
Mueller Water Products, Inc., Class A	197,668	5,186,809
		20,125,499
Media — 1.5%
Cable One, Inc.	14,778	3,949,716
Metal Fabricate/Hardware — 3.8%
Ryerson Holding Corp.	125,329	2,930,192
Valmont Industries, Inc.	23,846	6,992,124
		9,922,316
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,252,893
Office Furnishings — 0.5%
HNI Corp.	30,390	1,285,497
Oil & Gas — 0.7%
Veren, Inc.	317,744	1,880,742
Oil & Gas Services — 2.2%
Hunting PLC	464,496	1,587,822
Liberty Energy, Inc.	170,248	1,957,852
Select Water Solutions, Inc.	212,584	1,811,216
TechnipFMC PLC	15,151	426,804
		5,783,694
Real Estate — 2.1%
McGrath RentCorp	50,868	5,426,090
REITS — 2.1%
Alexander & Baldwin, Inc.	102,677	1,763,991
Kite Realty Group Trust	113,815	2,464,095
STAG Industrial, Inc.	36,754	1,213,984
		5,442,070
Retail — 2.4%
Bath & Body Works, Inc.	87,578	2,672,005

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Gap, Inc.	133,358	$ 2,920,540
La-Z-Boy, Inc.	16,257	642,152
		6,234,697
Savings & Loans — 2.5%
WSFS Financial Corp.	125,694	6,479,526
Software — 3.0%
ACI Worldwide, Inc.†	148,681	7,933,618
Toys/Games/Hobbies — 2.2%
Mattel, Inc.†	363,542	5,776,682
Transportation — 1.6%
Knight-Swift Transportation Holdings, Inc.	89,788	3,516,996
RXO, Inc.†	50,181	707,050
		4,224,046
Total Long-Term Investment Securities (cost $261,148,201)		257,133,505
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
U.S. Government Agency — 2.3%
Federal Home Loan Bank Disc. Notes
4.18%, 05/01/2025	$6,000,000	$ 5,999,295
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1)	366,967	366,967
Total Short-Term Investments (cost $6,366,967)		6,366,262
TOTAL INVESTMENTS (cost $267,515,168)	100.3%	263,499,767
Other assets less liabilities	(0.3)	(801,298)
NET ASSETS	100.0%	$262,698,469
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$257,133,505	$—	$—	$257,133,505
Short-Term Investments:
U.S. Government Agency	—	5,999,295	—	5,999,295
Other Short-Term Investments	366,967	—	—	366,967
Total Investments at Value	$257,500,472	$5,999,295	$—	$263,499,767
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 3.3%
General Electric Co.	19,800	$ 3,990,492
Lockheed Martin Corp.	6,817	3,256,822
Northrop Grumman Corp.	545	265,142
RTX Corp.	11,863	1,496,280
		9,008,736
Agriculture — 1.2%
Altria Group, Inc.	58,031	3,432,534
Airlines — 0.5%
United Airlines Holdings, Inc.†	18,294	1,258,993
Apparel — 0.4%
Crocs, Inc.†	3,002	289,453
Deckers Outdoor Corp.†	372	41,229
PVH Corp.	2,927	201,905
Ralph Lauren Corp.	335	75,358
Tapestry, Inc.	6,422	453,714
		1,061,659
Auto Manufacturers — 2.0%
General Motors Co.	57,051	2,580,987
Tesla, Inc.†	10,552	2,977,353
		5,558,340
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	4,570	421,537
BorgWarner, Inc.	866	24,577
		446,114
Banks — 3.7%
Bank of New York Mellon Corp.	10,725	862,397
Citigroup, Inc.	14,117	965,321
JPMorgan Chase & Co.	10,047	2,457,697
Morgan Stanley	5,085	586,911
State Street Corp.	16,648	1,466,689
Wells Fargo & Co.	55,333	3,929,196
		10,268,211
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	460	113,068
Coca-Cola Consolidated, Inc.	306	414,878
Molson Coors Beverage Co., Class B	9,908	570,007
PepsiCo, Inc.	12,334	1,672,244
		2,770,197
Biotechnology — 3.9%
Amgen, Inc.	10,618	3,088,988
Biogen, Inc.†	8,461	1,024,458
Exelixis, Inc.†	14,268	558,592
Gilead Sciences, Inc.	31,502	3,356,223
Incyte Corp.†	8,413	527,159
Regeneron Pharmaceuticals, Inc.	2,113	1,265,180
Royalty Pharma PLC, Class A	4,384	143,883
United Therapeutics Corp.†	2,274	689,227
		10,653,710
Building Materials — 0.1%
Builders FirstSource, Inc.†	2	239
Lennox International, Inc.	86	47,021
Masco Corp.	3,309	200,558
		247,818
Security Description	Shares or Principal Amount	Value

Chemicals — 0.8%
CF Industries Holdings, Inc.	9,751	$ 764,186
DuPont de Nemours, Inc.	13,475	889,215
Linde PLC	378	171,321
RPM International, Inc.	4,567	487,527
		2,312,249
Commercial Services — 1.7%
Cintas Corp.	4,491	950,655
H&R Block, Inc.	7,147	431,464
MarketAxess Holdings, Inc.	258	57,170
PayPal Holdings, Inc.†	46,692	3,074,201
Vestis Corp.	5,431	47,576
		4,561,066
Computers — 8.1%
Apple, Inc.	81,741	17,369,962
DXC Technology Co.†	9,453	146,711
EPAM Systems, Inc.†	253	39,698
Fortinet, Inc.†	28,615	2,969,092
Genpact, Ltd.	8,514	427,914
HP, Inc.	54,415	1,391,392
		22,344,769
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	31,502	2,904,169
Procter & Gamble Co.	10,571	1,718,528
		4,622,697
Distribution/Wholesale — 0.4%
Fastenal Co.	679	54,979
WW Grainger, Inc.	939	961,827
		1,016,806
Diversified Financial Services — 3.6%
Jefferies Financial Group, Inc.	831	38,832
Mastercard, Inc., Class A	9,494	5,203,282
SEI Investments Co.	5,085	398,105
Synchrony Financial	18,577	965,075
T. Rowe Price Group, Inc.	12,385	1,096,692
Visa, Inc., Class A	6,006	2,075,073
Western Union Co.	17,272	171,165
		9,948,224
Electric — 2.0%
American Electric Power Co., Inc.	7,447	806,808
Edison International	5,613	300,352
Entergy Corp.	4,524	376,261
NRG Energy, Inc.	11,292	1,237,377
PPL Corp.	10,716	391,134
Southern Co.	5,439	499,790
Vistra Corp.	14,526	1,883,005
		5,494,727
Electrical Components & Equipment — 0.0%
Acuity, Inc.	1	243
Generac Holdings, Inc.†	389	44,494
		44,737
Electronics — 0.6%
Allegion PLC	2	278
Arrow Electronics, Inc.†	820	91,315
Avnet, Inc.	4,540	213,335
Mettler-Toledo International, Inc.†	1,201	1,285,755
		1,590,683

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.3%
EMCOR Group, Inc.	2,385	$ 955,669
Food — 1.4%
Albertsons Cos., Inc., Class A	14,011	307,962
Ingredion, Inc.	3,537	469,784
Kroger Co.	39,252	2,834,387
Pilgrim's Pride Corp.	2,256	123,133
		3,735,266
Gas — 0.0%
UGI Corp.	2,603	85,352
Hand/Machine Tools — 0.4%
Snap-on, Inc.	3,078	965,907
Healthcare-Products — 2.5%
Abbott Laboratories	21,248	2,778,176
Boston Scientific Corp.†	14,853	1,527,928
Hologic, Inc.†	13,478	784,420
Medtronic PLC	19,582	1,659,770
Waters Corp.†	438	152,306
		6,902,600
Healthcare-Services — 0.7%
Medpace Holdings, Inc.†	154	47,492
Tenet Healthcare Corp.†	401	57,323
UnitedHealth Group, Inc.	2,701	1,111,300
Universal Health Services, Inc., Class B	3,431	607,527
		1,823,642
Household Products/Wares — 0.2%
Kimberly-Clark Corp.	5,023	661,931
Housewares — 0.0%
Scotts Miracle-Gro Co.	2,186	110,131
Insurance — 4.3%
Aflac, Inc.	1,491	162,042
Assured Guaranty, Ltd.	2,623	230,116
Axis Capital Holdings, Ltd.	4,221	406,567
Berkshire Hathaway, Inc., Class B†	15,360	8,190,720
Cincinnati Financial Corp.	353	49,141
Hartford Insurance Group, Inc.	11,024	1,352,314
MGIC Investment Corp.	13,137	327,242
Old Republic International Corp.	11,229	422,210
Unum Group	9,648	749,264
		11,889,616
Internet — 15.0%
Alphabet, Inc., Class A	28,697	4,557,084
Alphabet, Inc., Class C	28,523	4,589,066
Amazon.com, Inc.†	47,129	8,691,530
Booking Holdings, Inc.	760	3,875,453
Etsy, Inc.†	5,769	250,836
Expedia Group, Inc.	4,890	767,388
F5, Inc.†	3,533	935,326
Gen Digital, Inc.	31,057	803,445
GoDaddy, Inc., Class A†	7,698	1,449,764
Lyft, Inc., Class A†	18,862	233,889
Meta Platforms, Inc., Class A	16,583	9,104,067
Netflix, Inc.†	1,890	2,138,951
Spotify Technology SA†	2,232	1,370,403
Uber Technologies, Inc.†	17,528	1,419,943
VeriSign, Inc.†	4,209	1,187,443
		41,374,588
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.3%
Reliance, Inc.	2,741	$ 790,038
Lodging — 0.1%
Boyd Gaming Corp.	3,311	228,923
Media — 1.0%
Comcast Corp., Class A	61,208	2,093,313
Fox Corp., Class A	11,416	568,403
Liberty Global, Ltd., Class A†	8,898	97,433
Liberty Global, Ltd., Class C†	8,208	93,079
		2,852,228
Mining — 0.1%
Southern Copper Corp.	3,410	305,263
Miscellaneous Manufacturing — 0.6%
3M Co.	11,623	1,614,551
Oil & Gas — 1.9%
EOG Resources, Inc.	24,390	2,690,949
Exxon Mobil Corp.	14,848	1,568,394
Marathon Petroleum Corp.	1,842	253,109
Ovintiv, Inc.	13,035	437,715
Valero Energy Corp.	1,889	219,294
		5,169,461
Packaging & Containers — 0.3%
Amcor PLC	44,609	410,403
Crown Holdings, Inc.	3,931	378,673
		789,076
Pharmaceuticals — 4.5%
AbbVie, Inc.	23,090	4,504,859
BellRing Brands, Inc.†	4,979	384,080
Bristol-Myers Squibb Co.	57,727	2,897,895
Eli Lilly & Co.	2,826	2,540,433
Jazz Pharmaceuticals PLC†	3,134	366,553
Johnson & Johnson	6,622	1,035,085
McKesson Corp.	843	600,882
Neurocrine Biosciences, Inc.†	444	47,814
Premier, Inc., Class A	5,114	104,070
		12,481,671
Pipelines — 1.0%
Cheniere Energy, Inc.	11,595	2,679,720
Real Estate — 0.0%
Howard Hughes Holdings, Inc.†	1,644	109,375
REITS — 1.7%
First Industrial Realty Trust, Inc.	5,962	283,672
Park Hotels & Resorts, Inc.	10,820	107,551
Prologis, Inc.	2,167	221,467
Simon Property Group, Inc.	15,373	2,419,403
VICI Properties, Inc.	48,989	1,568,628
Weyerhaeuser Co.	1,635	42,363
		4,643,084
Retail — 4.0%
AutoZone, Inc.†	87	327,346
Bath & Body Works, Inc.	11,226	342,505
Best Buy Co., Inc.	11,402	760,400
Gap, Inc.	10,338	226,402
Lowe's Cos., Inc.	13,554	3,030,132
Murphy USA, Inc.	108	53,846
Nordstrom, Inc.	5,438	131,273
Texas Roadhouse, Inc.	272	45,141

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
TJX Cos., Inc.	2,403	$ 309,218
Walmart, Inc.	47,886	4,656,914
Williams-Sonoma, Inc.	6,526	1,008,071
		10,891,248
Semiconductors — 10.5%
Applied Materials, Inc.	13,765	2,074,523
Broadcom, Inc.	18,871	3,632,102
Cirrus Logic, Inc.†	2,882	276,787
KLA Corp.	2,536	1,782,022
Lam Research Corp.	4,595	329,324
NVIDIA Corp.	156,613	17,058,288
QUALCOMM, Inc.	23,944	3,554,726
Skyworks Solutions, Inc.	751	48,274
		28,756,046
Software — 10.2%
Adobe, Inc.†	9,529	3,573,184
AppLovin Corp., Class A†	4,350	1,171,499
DocuSign, Inc.†	10,971	896,879
Dropbox, Inc., Class A†	11,826	337,632
Electronic Arts, Inc.	11,616	1,685,365
Fair Isaac Corp.†	1,158	2,304,050
Intuit, Inc.	1,522	955,009
Manhattan Associates, Inc.†	292	51,798
Microsoft Corp.	39,643	15,669,292
Palantir Technologies, Inc., Class A†	693	82,079
RingCentral, Inc., Class A†	4,208	107,304
Teradata Corp.†	5,091	109,457
Zoom Communications, Inc.†	13,976	1,083,699
		28,027,247
Telecommunications — 2.3%
Arista Networks, Inc.†	576	47,388
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
AT&T, Inc.	91,052	$ 2,522,140
Cisco Systems, Inc.	66,370	3,831,540
Motorola Solutions, Inc.	105	46,241
		6,447,309
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	17,781	282,540
Transportation — 0.1%
Ryder System, Inc.	325	44,743
Union Pacific Corp.	1,106	238,520
		283,263
Total Long-Term Investment Securities (cost $248,231,168)		271,498,015
SHORT-TERM INVESTMENTS — 1.3%
U.S. Government Agency — 1.2%
Federal Home Loan Bank Disc. Notes
4.18%, 05/01/2025	$3,455,000	3,454,594
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1)	243,599	243,599
Total Short-Term Investments (cost $3,698,599)		3,698,193
TOTAL INVESTMENTS (cost $251,929,767)	100.0%	275,196,208
Other assets less liabilities	(0.0)	(66,661)
NET ASSETS	100.0%	$275,129,547
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$271,498,015	$—	$—	$271,498,015
Short-Term Investments:
U.S. Government Agency	—	3,454,594	—	3,454,594
Other Short-Term Investments	243,599	—	—	243,599
Total Investments at Value	$271,741,614	$3,454,594	$—	$275,196,208
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 4.6%
General Electric Co.	44,408	$ 8,949,988
Howmet Aerospace, Inc.	39,031	5,408,916
Lockheed Martin Corp.	9,406	4,493,716
RTX Corp.	44,067	5,558,171
		24,410,791
Agriculture — 2.3%
Altria Group, Inc.	118,367	7,001,408
Bunge Global SA	26,559	2,090,725
Philip Morris International, Inc.	17,567	3,010,281
		12,102,414
Airlines — 0.6%
United Airlines Holdings, Inc.†	46,385	3,192,216
Apparel — 0.9%
Crocs, Inc.†	3,612	348,269
Ralph Lauren Corp.	4,941	1,111,478
Tapestry, Inc.	44,595	3,150,637
		4,610,384
Auto Manufacturers — 1.1%
General Motors Co.	125,936	5,697,345
Banks — 11.0%
Bank of America Corp.	262,466	10,467,144
Bank of New York Mellon Corp.	71,819	5,774,966
Citigroup, Inc.	93,967	6,425,463
JPMorgan Chase & Co.	68,788	16,826,921
Morgan Stanley	45,946	5,303,087
Northern Trust Corp.	40,072	3,765,967
Wells Fargo & Co.	142,927	10,149,246
		58,712,794
Beverages — 0.8%
PepsiCo, Inc.	30,006	4,068,213
Biotechnology — 2.1%
Biogen, Inc.†	29,581	3,581,667
Gilead Sciences, Inc.	72,183	7,690,377
		11,272,044
Building Materials — 2.7%
CRH PLC	71,700	6,841,614
Owens Corning	16,843	2,449,140
Trane Technologies PLC	14,109	5,408,121
		14,698,875
Chemicals — 0.9%
CF Industries Holdings, Inc.	34,024	2,666,461
Ecolab, Inc.	3,773	948,645
LyondellBasell Industries NV, Class A	18,826	1,095,862
		4,710,968
Commercial Services — 1.1%
Block, Inc.†	13,379	782,270
Cintas Corp.	3,036	642,661
S&P Global, Inc.	8,807	4,403,940
		5,828,871
Computers — 2.2%
Amdocs, Ltd.	22,524	1,995,176
Cognizant Technology Solutions Corp., Class A	34,654	2,549,495
DXC Technology Co.†	35,844	556,299
Fortinet, Inc.†	23,814	2,470,940
Security Description	Shares or Principal Amount	Value

Computers (continued)
Genpact, Ltd.	34,871	$ 1,752,616
HP, Inc.	104,803	2,679,813
		12,004,339
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	55,181	5,087,136
Procter & Gamble Co.	23,361	3,797,798
		8,884,934
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	920	942,365
Diversified Financial Services — 2.6%
CME Group, Inc.	5,959	1,651,120
Janus Henderson Group PLC	22,603	750,646
Jefferies Financial Group, Inc.	17,802	831,887
Raymond James Financial, Inc.	38,253	5,242,191
SEI Investments Co.	21,055	1,648,396
T. Rowe Price Group, Inc.	38,964	3,450,262
Western Union Co.	53,410	529,293
		14,103,795
Electric — 3.4%
American Electric Power Co., Inc.	38,913	4,215,834
DTE Energy Co.	16,801	2,301,737
Edison International	4,699	251,444
Entergy Corp.	30,540	2,540,012
NRG Energy, Inc.	24,961	2,735,226
WEC Energy Group, Inc.	39,225	4,295,922
Xcel Energy, Inc.	28,771	2,034,110
		18,374,285
Electrical Components & Equipment — 0.8%
Acuity, Inc.	5,532	1,347,651
Eaton Corp. PLC	9,360	2,755,303
		4,102,954
Electronics — 1.0%
Avnet, Inc.	17,672	830,407
Mettler-Toledo International, Inc.†	4,283	4,585,252
		5,415,659
Engineering & Construction — 0.9%
EMCOR Group, Inc.	4,545	1,821,182
Jacobs Solutions, Inc.	24,068	2,979,618
		4,800,800
Food — 2.0%
Ingredion, Inc.	14,135	1,877,411
Kellanova	15,016	1,242,874
Kroger Co.	81,634	5,894,791
US Foods Holding Corp.†	26,246	1,723,313
		10,738,389
Gas — 0.4%
NiSource, Inc.	28,088	1,098,522
UGI Corp.	34,256	1,123,254
		2,221,776
Healthcare-Products — 6.4%
Abbott Laboratories	45,085	5,894,864
Agilent Technologies, Inc.	31,016	3,337,321
Boston Scientific Corp.†	81,748	8,409,417
Medtronic PLC	85,600	7,255,456
ResMed, Inc.	16,222	3,837,963

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Stryker Corp.	10,454	$ 3,908,960
Waters Corp.†	4,604	1,600,949
		34,244,930
Healthcare-Services — 2.1%
Cigna Group	11,355	3,861,154
UnitedHealth Group, Inc.	17,665	7,268,088
		11,129,242
Household Products/Wares — 0.4%
Kimberly-Clark Corp.	16,238	2,139,844
Insurance — 8.2%
Arch Capital Group, Ltd.	45,839	4,156,681
Assured Guaranty, Ltd.	9,417	826,153
Axis Capital Holdings, Ltd.	16,131	1,553,738
Berkshire Hathaway, Inc., Class B†	47,612	25,389,099
Globe Life, Inc.	17,115	2,110,964
Hartford Insurance Group, Inc.	47,254	5,796,648
MGIC Investment Corp.	46,162	1,149,896
Unum Group	36,217	2,812,612
		43,795,791
Internet — 1.2%
Booking Holdings, Inc.	412	2,100,903
F5, Inc.†	6,869	1,818,499
Gen Digital, Inc.	107,487	2,780,689
		6,700,091
Leisure Time — 0.7%
Royal Caribbean Cruises, Ltd.	16,900	3,631,979
Lodging — 0.1%
Boyd Gaming Corp.	11,706	809,353
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	18,101	5,598,096
Media — 2.1%
Comcast Corp., Class A	203,917	6,973,961
Fox Corp., Class A	75,244	3,746,399
Liberty Global, Ltd., Class A†	67,400	738,030
		11,458,390
Mining — 1.1%
Newmont Corp.	112,359	5,919,072
Miscellaneous Manufacturing — 1.2%
3M Co.	45,665	6,343,325
Oil & Gas — 3.8%
Chevron Corp.	23,107	3,143,938
ConocoPhillips	28,247	2,517,373
EOG Resources, Inc.	26,345	2,906,644
Exxon Mobil Corp.	66,580	7,032,845
Marathon Petroleum Corp.	32,936	4,525,736
		20,126,536
Packaging & Containers — 0.4%
Amcor PLC	34,256	315,155
AptarGroup, Inc.	10,936	1,639,853
		1,955,008
Pharmaceuticals — 3.9%
AbbVie, Inc.	48,910	9,542,341
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	124,346	$ 6,242,169
Johnson & Johnson	34,407	5,378,158
		21,162,668
Pipelines — 1.0%
Cheniere Energy, Inc.	22,426	5,182,873
Real Estate — 1.0%
CBRE Group, Inc., Class A†	35,237	4,305,257
Jones Lang LaSalle, Inc.†	5,246	1,192,993
		5,498,250
REITS — 3.6%
AvalonBay Communities, Inc.	18,454	3,874,971
Brixmor Property Group, Inc.	39,121	974,504
Healthpeak Properties, Inc.	144,333	2,574,901
Prologis, Inc.	3,965	405,223
Regency Centers Corp.	34,427	2,484,941
Simon Property Group, Inc.	30,882	4,860,209
VICI Properties, Inc.	123,803	3,964,172
		19,138,921
Retail — 5.1%
Best Buy Co., Inc.	42,814	2,855,266
Dick's Sporting Goods, Inc.	5,974	1,121,559
Domino's Pizza, Inc.	4,468	2,190,973
Ferguson Enterprises, Inc.	14,390	2,441,407
Gap, Inc.	24,531	537,229
Target Corp.	9,179	887,609
TJX Cos., Inc.	43,355	5,578,921
Walmart, Inc.	107,428	10,447,373
Williams-Sonoma, Inc.	8,123	1,254,760
		27,315,097
Semiconductors — 1.9%
Applied Materials, Inc.	13,104	1,974,904
Cirrus Logic, Inc.†	8,643	830,074
QUALCOMM, Inc.	14,373	2,133,815
Texas Instruments, Inc.	32,603	5,218,110
		10,156,903
Software — 3.7%
Dropbox, Inc., Class A†	28,137	803,311
Electronic Arts, Inc.	35,782	5,191,610
Fiserv, Inc.†	18,440	3,403,471
Salesforce, Inc.	22,383	6,014,536
Zoom Communications, Inc.†	55,566	4,308,588
		19,721,516
Telecommunications — 4.8%
AT&T, Inc.	327,915	9,083,245
Cisco Systems, Inc.	165,472	9,552,699
Motorola Solutions, Inc.	11,963	5,268,386
Verizon Communications, Inc.	40,906	1,802,318
		25,706,648
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	22,760	2,030,647
FedEx Corp.	17,745	3,732,306
JB Hunt Transport Services, Inc.	13,363	1,744,940
Ryder System, Inc.	7,171	987,232
		8,495,125

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.1%
American Water Works Co., Inc.	3,899	$ 573,192
Total Long-Term Investment Securities (cost $493,226,167)		527,697,061
SHORT-TERM INVESTMENTS — 1.3%
U.S. Government Agency — 1.2%
Federal Home Loan Bank Disc. Notes
4.18%, 05/01/2025	$6,470,000	6,469,240
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1)	391,608	391,608
Total Short-Term Investments (cost $6,861,608)		6,860,848
TOTAL INVESTMENTS (cost $500,087,775)	100.0%	534,557,909
Other assets less liabilities	(0.0)	(2,273)
NET ASSETS	100.0%	$534,555,636
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2025.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$527,697,061	$—	$—	$527,697,061
Short-Term Investments:
U.S. Government Agency	—	6,469,240	—	6,469,240
Other Short-Term Investments	391,608	—	—	391,608
Total Investments at Value	$528,088,669	$6,469,240	$—	$534,557,909
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.2%
Advertising — 0.0%
Interpublic Group of Cos., Inc.	233	$ 5,853
Omnicom Group, Inc.	131	9,977
		15,830
Aerospace/Defense — 1.3%
Airbus SE	560	93,345
Airbus SE ADR	1,652	71,152
BAE Systems PLC	6,986	161,486
Boeing Co.†	553	101,332
Ducommun, Inc.†	284	16,279
L3Harris Technologies, Inc.	123	27,062
Leonardo DRS, Inc.	1,138	42,060
Leonardo SpA	1,583	82,133
Lockheed Martin Corp.	274	130,904
Moog, Inc., Class A	149	24,920
Redwire Corp.†	1,923	20,730
Rolls-Royce Holdings PLC	10,000	100,512
RTX Corp.	3,261	411,310
Safran SA	223	58,862
		1,342,087
Agriculture — 0.2%
Altria Group, Inc.	2,027	119,897
Andersons, Inc.	317	11,954
Dole PLC	1,307	19,853
Imperial Brands PLC	742	30,398
Turning Point Brands, Inc.	256	15,713
		197,815
Airlines — 0.1%
Delta Air Lines, Inc.	400	16,652
SkyWest, Inc.†	462	41,197
Southwest Airlines Co.	387	10,820
United Airlines Holdings, Inc.†	205	14,108
		82,777
Apparel — 0.3%
adidas AG	202	46,156
Asics Corp.	1,600	34,511
Burberry Group PLC	1,362	13,134
Hanesbrands, Inc.†	3,405	15,629
Hermes International S.C.A.	42	113,763
LVMH Moet Hennessy Louis Vuitton SE	108	59,694
Ralph Lauren Corp.	26	5,849
Skechers USA, Inc., Class A†	83	3,986
		292,722
Auto Manufacturers — 0.8%
Blue Bird Corp.†	724	25,246
Cummins, Inc.	90	26,446
Ford Motor Co.	1,872	18,739
General Motors Co.	742	33,568
Isuzu Motors, Ltd.	1,200	16,169
Kia Corp.	695	44,198
Mercedes-Benz Group AG	823	48,920
PACCAR, Inc.	343	30,942
REV Group, Inc.	625	20,437
Subaru Corp.	4,800	87,033
Tesla, Inc.†	1,282	361,729
Toyota Motor Corp.	4,400	83,981
		797,408
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	56	$ 5,166
BorgWarner, Inc.	126	3,576
Cheng Shin Rubber Industry Co., Ltd.	30,000	46,290
Continental AG	733	56,831
		111,863
Banks — 4.8%
AIB Group PLC	10,539	70,620
Amalgamated Financial Corp.	637	17,938
Associated Banc-Corp.	765	16,876
Banco Bilbao Vizcaya Argentaria SA	2,990	40,850
Banco de Sabadell SA	17,496	50,819
Banco Santander SA	19,363	135,605
Bancorp, Inc.†	551	26,619
Bank of America Corp.	14,150	564,302
Bank of N.T. Butterfield & Son, Ltd.(1)	831	33,390
Bank of New York Mellon Corp.	1,228	98,743
BankUnited, Inc.	689	22,537
Barclays PLC	23,236	91,909
BAWAG Group AG*	521	57,103
BayCom Corp.	346	8,999
BNP Paribas SA	1,880	158,220
Central Pacific Financial Corp.	452	11,612
Citigroup, Inc.	1,479	101,134
Citizens Financial Group, Inc.	244	9,001
CNB Financial Corp.	576	12,643
Comerica, Inc.	53	2,849
Commerce Bancshares, Inc.	72	4,373
Commonwealth Bank of Australia	913	97,431
Cullen/Frost Bankers, Inc.	28	3,261
Customers Bancorp, Inc.†	445	22,250
Deutsche Bank AG	3,873	100,825
DNB Bank ASA	2,000	49,753
Eagle Bancorp, Inc.	452	8,113
East West Bancorp, Inc.	74	6,331
Enterprise Financial Services Corp.	290	15,086
Fifth Third Bancorp	306	10,998
First BanCorp.	2,237	43,935
First Citizens BancShares, Inc., Class A	7	12,454
First Financial Corp.	376	18,574
First Horizon Corp.	200	3,616
First Internet Bancorp	209	4,443
Goldman Sachs Group, Inc.	203	111,153
Guaranty Bancshares, Inc.	363	14,324
HSBC Holdings PLC	11,300	125,295
Huntington Bancshares, Inc.	778	11,304
Independent Bank Corp.	368	21,745
Independent Bank Corp.	573	17,454
ING Groep NV	4,101	79,044
Intesa Sanpaolo SpA	25,758	136,621
JPMorgan Chase & Co.	3,591	878,430
KBC Group NV	703	64,556
Lloyds Banking Group PLC	127,608	124,622
M&T Bank Corp.	70	11,883
Mitsubishi UFJ Financial Group, Inc.	8,100	102,171
Morgan Stanley	1,054	121,653
NatWest Group PLC	18,605	118,569
Northeast Community Bancorp, Inc.	777	17,684
Northern Trust Corp.	127	11,935
OFG Bancorp	751	29,552
Pathward Financial, Inc.	218	17,303
Piraeus Financial Holdings SA	6,655	37,010
PNC Financial Services Group, Inc.	214	34,388

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	213	$ 17,010
Rakuten Bank, Ltd.†	1,200	49,971
Regions Financial Corp.	492	10,042
ServisFirst Bancshares, Inc.	79	5,626
Shinhan Financial Group Co., Ltd.	1,053	38,075
Standard Chartered PLC	5,337	76,532
State Street Corp.	190	16,739
Sumitomo Mitsui Financial Group, Inc.	2,200	52,315
Truist Financial Corp.	500	19,170
TrustCo Bank Corp.	406	12,363
UBS Group AG	827	24,940
UniCredit SpA	2,895	167,161
Univest Financial Corp.	604	17,842
US Bancorp	620	25,011
Webster Financial Corp.	93	4,399
Wells Fargo & Co.	2,361	167,655
Westpac Banking Corp.	2,100	44,175
Zions Bancorp NA	48	2,159
		4,771,093
Beverages — 0.8%
Anheuser-Busch InBev SA NV	835	54,486
Coca-Cola Co.	3,348	242,897
Coca-Cola Consolidated, Inc.	6	8,135
Coca-Cola Femsa SAB de CV ADR	344	32,381
Coca-Cola HBC AG	1,471	76,456
Keurig Dr Pepper, Inc.	887	30,681
Kirin Holdings Co., Ltd.	1,600	24,160
Molson Coors Beverage Co., Class B	124	7,134
Monster Beverage Corp.†	3,394	204,047
PepsiCo, Inc.	845	114,565
		794,942
Biotechnology — 0.7%
ACADIA Pharmaceuticals, Inc.†	741	10,819
ADMA Biologics, Inc.†	1,157	27,537
Akeso, Inc.*†	1,000	11,121
Amgen, Inc.	194	56,438
Amicus Therapeutics, Inc.†	949	7,288
ANI Pharmaceuticals, Inc.†	78	5,524
Arcellx, Inc.†	225	14,614
Arcutis Biotherapeutics, Inc.†	498	7,425
Ardelyx, Inc.†	2,804	15,436
Aurinia Pharmaceuticals, Inc.†	1,059	8,726
Avidity Biosciences, Inc.†	253	8,260
BioCryst Pharmaceuticals, Inc.†	1,179	10,434
Bio-Rad Laboratories, Inc., Class A†	15	3,661
Blueprint Medicines Corp.†	181	16,199
Corteva, Inc.	447	27,710
Dynavax Technologies Corp.†	486	5,711
Entrada Therapeutics, Inc.†	300	2,739
Exelixis, Inc.†	151	5,912
Genmab A/S†	158	33,331
Geron Corp.†	3,160	4,456
Gilead Sciences, Inc.	1,445	153,950
Halozyme Therapeutics, Inc.†	533	32,737
Innoviva, Inc.(1)	1,071	20,017
Insmed, Inc.†	340	24,480
Janux Therapeutics, Inc.†	124	4,117
Kiniksa Pharmaceuticals International PLC†	529	14,267
Krystal Biotech, Inc.†	81	13,760
Kymera Therapeutics, Inc.†	122	4,181
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Ligand Pharmaceuticals, Inc.†	185	$ 20,324
Mustang Bio, Inc.†	2	2
Myriad Genetics, Inc.†	360	2,668
Niagen Bioscience, Inc.†	981	7,701
Novavax, Inc.†	360	2,401
Nuvalent, Inc., Class A†	50	3,838
Organogenesis Holdings, Inc.†	953	4,679
PDL BioPharma, Inc.†(2)	3,800	618
PTC Therapeutics, Inc.†	287	14,304
Puma Biotechnology, Inc.†	782	2,487
REGENXBIO, Inc.†	230	2,210
Rigel Pharmaceuticals, Inc.†	626	12,245
Soleno Therapeutics, Inc.†	68	5,090
Spyre Therapeutics, Inc.†(2)	1,300	0
Summit Therapeutics, Inc.†	283	6,826
Surface Oncology†(2)	2,413	269
TG Therapeutics, Inc.†	726	33,040
Theravance Biopharma, Inc.†	458	4,475
Tvardi Therapeutics, Inc.†	11	274
United Therapeutics Corp.†	29	8,790
Veracyte, Inc.†	490	14,945
Vericel Corp.†	319	12,128
Xencor, Inc.†	310	3,416
XOMA Royalty Corp.†	99	2,380
		715,960
Building Materials — 0.7%
Apogee Enterprises, Inc.	317	12,575
Builders FirstSource, Inc.†	81	9,690
Cie de Saint-Gobain SA	1,025	110,892
Eagle Materials, Inc.	22	4,981
Fortune Brands Innovations, Inc.	80	4,306
Heidelberg Materials AG	418	82,513
Holcim AG	646	71,695
LSI Industries, Inc.	1,062	16,026
Masco Corp.	169	10,243
Modine Manufacturing Co.†	435	35,513
Mohawk Industries, Inc.†	38	4,041
Owens Corning	66	9,597
Tecnoglass, Inc.	276	19,671
UFP Industries, Inc.	39	3,855
Vulcan Materials Co.	1,059	277,807
Wienerberger AG	880	30,785
		704,190
Chemicals — 1.1%
Air Liquide SA	213	43,569
Asahi Kasei Corp.	3,100	21,551
Axalta Coating Systems, Ltd.†	143	4,647
BASF SE	946	47,829
Cabot Corp.	287	22,541
CF Industries Holdings, Inc.	109	8,542
Eastman Chemical Co.	75	5,775
Ecolab, Inc.	787	197,875
Givaudan SA	9	43,422
Hawkins, Inc.	231	28,131
Kronos Worldwide, Inc.	1,212	9,345
Linde PLC	447	202,594
Mosaic Co.	207	6,293
Nitto Denko Corp.	2,500	43,721
PPG Industries, Inc.	122	13,281

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Rayonier Advanced Materials, Inc.†	2,681	$ 11,421
Sherwin-Williams Co.	1,109	391,388
		1,101,925
Coal — 0.0%
Peabody Energy Corp.(1)	891	10,995
SunCoke Energy, Inc.	1,713	15,520
		26,515
Commercial Services — 1.4%
ABM Industries, Inc.	409	19,935
ADT, Inc.	498	3,994
American Public Education, Inc.†	893	20,986
Automatic Data Processing, Inc.	1,074	322,844
Barrett Business Services, Inc.	720	29,203
Brambles, Ltd.	3,186	41,877
Bureau Veritas SA	1,174	37,080
Cimpress PLC†	209	8,782
Corpay, Inc.†	37	12,039
CRA International, Inc.	127	20,599
Cross Country Healthcare, Inc.†	635	8,604
Deluxe Corp.	770	11,242
Global Payments, Inc.	161	12,286
H&R Block, Inc.	88	5,313
Medifast, Inc.†	316	4,152
PayPal Holdings, Inc.†	4,105	270,273
Perdoceo Education Corp.	777	19,518
Recruit Holdings Co., Ltd.	1,600	88,874
RELX PLC	2,296	124,445
S&P Global, Inc.	406	203,020
StoneCo., Ltd., Class A†	1,588	22,327
U-Haul Holding Co. †	10	614
U-Haul Holding Co. (NES)	127	6,960
United Rentals, Inc.	43	27,152
Wolters Kluwer NV	300	52,831
		1,374,950
Computers — 2.5%
Accenture PLC, Class A	591	176,798
Amdocs, Ltd.	539	47,744
Apple, Inc.	7,996	1,699,150
Capgemini SE	130	20,596
Check Point Software Technologies, Ltd.†	382	83,872
Cognizant Technology Solutions Corp., Class A	974	71,657
ExlService Holdings, Inc.†	490	23,755
Fujitsu, Ltd.	4,000	88,152
Genpact, Ltd.	107	5,378
HP, Inc.	1,411	36,079
Insight Enterprises, Inc.†	128	17,700
International Business Machines Corp.	321	77,624
Leidos Holdings, Inc.	84	12,363
NetApp, Inc.	217	19,476
Otsuka Corp.	1,600	35,485
Qualys, Inc.†	192	24,136
Unisys Corp.†	3,938	15,634
		2,455,599
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	567	52,272
Kao Corp.	1,100	46,984
Kenvue, Inc.	1,012	23,883
L'Oreal SA	233	102,150
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	2,041	$ 331,805
Unilever PLC	3,428	217,415
		774,509
Distribution/Wholesale — 0.4%
G-III Apparel Group, Ltd.†	543	13,694
LKQ Corp.	169	6,457
Marubeni Corp.	3,510	62,060
Mitsubishi Corp.	2,100	39,832
MRC Global, Inc.†	1,786	20,807
ScanSource, Inc.†	539	17,782
WESCO International, Inc.	32	5,215
WW Grainger, Inc.	266	272,466
		438,313
Diversified Financial Services — 2.3%
Acadian Asset Management, Inc.	602	16,218
AerCap Holdings NV	554	58,724
Ally Financial, Inc.	150	4,899
Ameriprise Financial, Inc.	63	29,674
Apollo Global Management, Inc.	305	41,626
Artisan Partners Asset Management, Inc., Class A	542	20,043
Bread Financial Holdings, Inc.	318	15,089
Capital One Financial Corp.	188	33,889
CME Group, Inc.	372	103,074
Dave, Inc.†	363	34,420
Discover Financial Services	142	25,939
Enova International, Inc.†	442	40,571
Intercontinental Exchange, Inc.	1,314	220,713
International Money Express, Inc.†	566	7,030
Invesco, Ltd.	144	2,006
Jefferies Financial Group, Inc.	135	6,309
Mastercard, Inc., Class A	88	48,229
Mr. Cooper Group, Inc.†	91	10,830
Navient Corp.	601	7,440
Radian Group, Inc.	1,423	45,451
Raymond James Financial, Inc.	134	18,363
SEI Investments Co.	83	6,498
Singapore Exchange, Ltd.	5,000	54,973
SLM Corp.	1,148	33,189
Stifel Financial Corp.	56	4,799
Synchrony Financial	254	13,195
T. Rowe Price Group, Inc.	121	10,714
Visa, Inc., Class A	3,872	1,337,776
Voya Financial, Inc.	27	1,598
Western Union Co.	1,958	19,404
		2,272,683
Electric — 1.1%
ALLETE, Inc.	345	22,594
Atco, Ltd., Class I	1,500	56,394
CLP Holdings, Ltd.	2,500	21,372
Consolidated Edison, Inc.	492	55,473
Duke Energy Corp.	478	58,326
Endesa SA	1,162	34,884
Engie SA	5,986	123,317
Entergy Corp.	2,573	213,996
Evergy, Inc.	150	10,365
Genie Energy, Ltd., Class B	481	7,104
Iberdrola SA	6,513	117,277
National Grid PLC	4,664	67,316
NRG Energy, Inc.	133	14,574
OGE Energy Corp.	125	5,673
Ormat Technologies, Inc.	301	21,853

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Otter Tail Corp.	278	$ 22,068
PPL Corp.	483	17,629
Public Service Enterprise Group, Inc.	337	26,936
RWE AG	1,072	41,533
Southern Co.	308	28,302
Vistra Corp.	263	34,093
WEC Energy Group, Inc.	512	56,074
		1,057,153
Electrical Components & Equipment — 1.0%
Acuity, Inc.	19	4,629
American Superconductor Corp.†	1,345	26,698
Brother Industries, Ltd.	2,200	38,629
Eaton Corp. PLC	2,128	626,419
Emerson Electric Co.	1,766	185,624
EnerSys	309	26,760
Nexans SA	459	50,022
Powell Industries, Inc.	158	28,931
Schneider Electric SE	162	37,475
		1,025,187
Electronics — 0.8%
ABB, Ltd.	1,743	91,210
Allegion PLC	56	7,795
Atkore, Inc.	203	12,966
Badger Meter, Inc.	116	25,615
Bel Fuse, Inc., Class B	276	18,153
Benchmark Electronics, Inc.	478	15,549
Honeywell International, Inc.	1,527	321,434
Hoya Corp.	500	58,680
Jabil, Inc.	63	9,233
Murata Manufacturing Co., Ltd.	2,400	37,163
NEXTracker, Inc., Class A†	917	37,239
Sanmina Corp.†	255	19,582
TD SYNNEX Corp.	54	5,983
TDK Corp.	4,500	47,886
Turtle Beach Corp.†	919	10,614
Vicor Corp.†	524	20,910
Yokogawa Electric Corp.	2,200	47,514
		787,526
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	304	12,075
Shoals Technologies Group, Inc., Class A†	2,547	9,195
		21,270
Engineering & Construction — 0.4%
ACS Actividades de Construccion y Servicios SA	1,200	74,904
Aena SME SA*	291	72,987
Cellnex Telecom SA*	890	35,934
Dycom Industries, Inc.†	191	32,002
Eiffage SA	384	52,093
EMCOR Group, Inc.	30	12,021
Frontdoor, Inc.†	432	17,759
Limbach Holdings, Inc.†	380	36,381
Tutor Perini Corp.†	701	15,043
		349,124
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,343	57,500
Lottomatica Group Spa	911	20,682
Rush Street Interactive, Inc.†	1,711	20,754
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Super Group SGHC, Ltd.	3,146	$ 25,545
United Parks & Resorts, Inc.†	243	10,607
		135,088
Environmental Control — 0.4%
Waste Management, Inc.	1,613	376,410
Food — 1.7%
Albertsons Cos., Inc., Class A	276	6,067
Cal-Maine Foods, Inc.	352	32,866
Campbell's Co.	185	6,745
Carrefour SA	3,173	48,868
Conagra Brands, Inc.	312	7,710
Danone SA	761	65,485
Empire Co., Ltd., Class A	3,100	115,131
Flowers Foods, Inc.	1,777	31,257
General Mills, Inc.	358	20,313
George Weston, Ltd.	517	100,730
Hormel Foods Corp.	68	2,033
Ingredion, Inc.	42	5,578
Kellanova	617	51,069
Koninklijke Ahold Delhaize NV	3,802	155,659
Kraft Heinz Co.	781	22,727
Kroger Co.	1,557	112,431
Lamb Weston Holdings, Inc.	68	3,591
Loblaw Cos., Ltd.	656	106,494
Marks & Spencer Group PLC	10,038	52,039
McCormick & Co., Inc.	2,371	181,761
Mondelez International, Inc., Class A	846	57,638
Nestle SA	2,007	213,357
Seneca Foods Corp., Class A†	140	12,557
Sprouts Farmers Market, Inc.†	444	75,924
Sysco Corp.	320	22,848
Tesco PLC	19,834	97,986
Tyson Foods, Inc., Class A	187	11,452
WH Group, Ltd.*	124,500	111,407
		1,731,723
Food Service — 0.1%
Compass Group PLC	1,758	58,994
Sodexo SA	786	49,774
		108,768
Forest Products & Paper — 0.1%
International Paper Co.	1,133	51,756
Sylvamo Corp.	370	22,059
		73,815
Gas — 0.2%
Canadian Utilities, Ltd., Class A	851	23,821
Centrica PLC	30,515	65,129
National Fuel Gas Co.	43	3,301
Osaka Gas Co., Ltd.	2,700	68,303
Southwest Gas Holdings, Inc.	315	22,746
Spire, Inc.	252	19,288
		202,588
Hand/Machine Tools — 0.1%
Makita Corp.	1,800	52,648
Schindler Holding AG (Participation Certificate)	104	37,903
Snap-on, Inc.	34	10,669
		101,220
Healthcare-Products — 1.3%
Bioventus, Inc., Class A†	1,597	11,674

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
CareDx, Inc.†	500	$ 8,440
Glaukos Corp.†	138	13,007
Inmode, Ltd.†	863	12,168
Integer Holdings Corp.†	198	25,009
Intuitive Surgical, Inc.†	594	306,385
iRadimed Corp.	151	7,914
Lantheus Holdings, Inc.†	160	16,694
Medtronic PLC	839	71,114
MiMedx Group, Inc.†	1,450	9,976
Semler Scientific, Inc.†	389	12,576
Sonova Holding AG	121	37,150
Stryker Corp.	1,148	429,260
Surmodics, Inc.†	343	9,607
Tactile Systems Technology, Inc.†	980	13,838
Thermo Fisher Scientific, Inc.	766	328,614
Twist Bioscience Corp.†	243	9,312
Zimmer Biomet Holdings, Inc.	130	13,397
Zynex, Inc.†	1,352	2,244
		1,338,379
Healthcare-Services — 1.0%
Addus HomeCare Corp.†	59	6,168
Bumrungrad Hospital PCL	4,100	20,251
Cigna Group	178	60,527
DaVita, Inc.†	52	7,361
Ensign Group, Inc.	380	49,016
HCA Healthcare, Inc.	215	74,192
ICON PLC†	136	20,596
Labcorp Holdings, Inc.	59	14,220
Molina Healthcare, Inc.†	36	11,772
Quest Diagnostics, Inc.	85	15,149
Tenet Healthcare Corp.†	62	8,863
UnitedHealth Group, Inc.	1,749	719,609
Universal Health Services, Inc., Class B	50	8,853
		1,016,577
Home Builders — 0.2%
Bellway PLC	455	16,263
Daiwa House Industry Co., Ltd.	1,300	46,870
Forestar Group, Inc.†	486	9,360
Hovnanian Enterprises, Inc., Class A†	124	12,003
KB Home	329	17,776
M/I Homes, Inc.†	300	32,004
NVR, Inc.†	2	14,252
PulteGroup, Inc.	169	17,336
Toll Brothers, Inc.	64	6,456
Winnebago Industries, Inc.	259	8,241
		180,561
Home Furnishings — 0.3%
Flexsteel Industries, Inc.	252	8,414
Panasonic Holdings Corp.	5,800	66,567
Rational AG	37	31,542
Sony Group Corp.	7,000	184,620
		291,143
Household Products/Wares — 0.1%
Clorox Co.	348	49,520
Kimberly-Clark Corp.	534	70,371
		119,891
Insurance — 3.2%
Aegon, Ltd.	9,034	57,639
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aflac, Inc.	590	$ 64,121
AIA Group, Ltd.	6,235	46,709
Allianz SE	309	127,453
Allstate Corp.	181	35,909
American Financial Group, Inc.	45	5,700
Arch Capital Group, Ltd.	196	17,773
Assurant, Inc.	33	6,360
AXA SA	1,750	82,412
Axis Capital Holdings, Ltd.	53	5,105
BB Seguridade Participacoes SA	7,400	55,769
Berkshire Hathaway, Inc., Class B†	1,174	626,035
Chubb, Ltd.	262	74,953
Cincinnati Financial Corp.	102	14,199
Dai-ichi Life Holdings, Inc.	9,700	69,504
Employers Holdings, Inc.	339	16,472
Enstar Group, Ltd.†	68	22,740
Equitable Holdings, Inc.	215	10,632
Essent Group, Ltd.	515	29,319
Everest Group, Ltd.	28	10,047
Fidelity National Financial, Inc.	146	9,351
Genworth Financial, Inc.,†	4,658	31,954
Hartford Insurance Group, Inc.	483	59,250
HCI Group, Inc.	137	20,043
Jackson Financial, Inc., Class A	603	46,980
Japan Post Holdings Co., Ltd.	4,300	41,653
Japan Post Insurance Co., Ltd.	2,500	49,998
Loews Corp.	139	12,069
Markel Group, Inc.†	6	10,912
Marsh & McLennan Cos., Inc.	889	200,443
MetLife, Inc.	449	33,841
MGIC Investment Corp.	2,385	59,410
MS&AD Insurance Group Holdings, Inc.	3,100	70,356
Muenchener Rueckversicherungs-Gesellschaft AG	44	29,987
NMI Holdings, Inc.†	640	23,149
NN Group NV	908	55,443
Old Republic International Corp.	162	6,091
Primerica, Inc.	22	5,766
Principal Financial Group, Inc.	147	10,900
Progressive Corp.	888	250,185
Prudential Financial, Inc.	197	20,234
Reinsurance Group of America, Inc.	34	6,368
RenaissanceRe Holdings, Ltd.	32	7,742
SiriusPoint, Ltd.†	1,650	27,720
Sompo Holdings, Inc.	3,600	116,953
Suncorp Group, Ltd.	4,680	60,735
Travelers Cos., Inc.	1,776	469,095
Unum Group	104	8,077
W.R. Berkley Corp.	248	17,779
Willis Towers Watson PLC	237	72,949
		3,214,284
Internet — 6.3%
Airbnb, Inc., Class A†	1,329	162,032
Alphabet, Inc., Class A	3,912	621,226
Alphabet, Inc., Class C	1,127	181,323
Amazon.com, Inc.†	9,279	1,711,233
AudioEye, Inc.†	821	8,908
Auto Trader Group PLC*	2,948	32,971
Cargurus, Inc.†	529	14,791
eBay, Inc.	311	21,198
EverQuote, Inc., Class A†	1,074	25,497
Expedia Group, Inc.	81	12,711
Gen Digital, Inc.	1,446	37,408

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
HealthStream, Inc.	749	$ 25,189
Hims & Hers Health, Inc.(1)	1,016	33,630
Lands' End, Inc.(1)	1,177	10,452
Match Group, Inc.	164	4,864
Meta Platforms, Inc., Class A	2,561	1,405,989
Netflix, Inc.†	896	1,014,021
Palo Alto Networks, Inc.†	2,370	443,024
Rakuten Group, Inc.†	4,200	24,660
Sea, Ltd. ADR†	508	68,097
Spotify Technology SA†	75	46,048
Stitch Fix, Inc., Class A†	4,377	14,313
Tencent Holdings, Ltd. ADR	640	39,078
Uber Technologies, Inc.†	2,672	216,459
Upwork, Inc.†	1,363	17,923
Wix.com, Ltd.†	301	51,047
Yelp, Inc.†	741	25,994
ZOZO, Inc.	2,100	21,355
		6,291,441
Investment Companies — 0.2%
EXOR NV	485	45,548
Investor AB, Class B	4,777	141,005
Itausa SA (Preference Shares)	13,490	25,434
		211,987
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	2,496	38,164
Carpenter Technology Corp.	242	47,338
Commercial Metals Co.	502	22,359
Evraz PLC†(2)	3,725	0
Fortescue, Ltd.	4,138	42,913
Reliance, Inc.	37	10,664
Steel Dynamics, Inc.	131	16,992
		178,430
Leisure Time — 0.0%
TravelSky Technology, Ltd., Class H	20,284	28,299
Lodging — 0.1%
InterContinental Hotels Group PLC	540	57,155
Wynn Resorts, Ltd.	69	5,542
		62,697
Machinery-Construction & Mining — 0.5%
Argan, Inc.	237	36,292
Bloom Energy Corp., Class A†	1,393	25,520
Caterpillar, Inc.	407	125,873
Hitachi, Ltd.	7,190	176,909
Mitsubishi Heavy Industries, Ltd.	4,300	84,102
Oshkosh Corp.	44	3,685
Siemens Energy AG†	560	42,847
Terex Corp.	488	17,178
		512,406
Machinery-Diversified — 0.4%
Applied Industrial Technologies, Inc.	137	33,329
Atlas Copco AB, Class A	2,384	36,961
CNH Industrial NV	4,955	57,329
Deere & Co.	151	69,998
Dover Corp.	68	11,604
GEA Group AG	1,481	96,135
Middleby Corp.†	35	4,667
Thermon Group Holdings, Inc.†	537	14,086
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
THK Co., Ltd.	600	$ 14,742
Wartsila OYJ Abp	2,494	45,940
Watts Water Technologies, Inc., Class A	98	20,359
		405,150
Media — 0.6%
Charter Communications, Inc., Class A†	93	36,443
Comcast Corp., Class A	2,292	78,387
Fox Corp., Class A	1,160	57,756
Gannett Co., Inc.†	3,792	12,134
News Corp., Class A	247	6,699
Pearson PLC	2,904	46,307
Walt Disney Co.	3,956	359,798
		597,524
Metal Fabricate/Hardware — 0.1%
Mayville Engineering Co., Inc.†	851	10,876
Mueller Industries, Inc.(1)	452	33,249
Mueller Industries, Inc.	74	5,443
Olympic Steel, Inc.	295	9,514
		59,082
Mining — 0.5%
Anglo American PLC	2,086	56,406
BHP Group, Ltd. (ASX)	2,948	72,116
Centerra Gold, Inc.	1,976	13,230
Century Aluminum Co.†	593	9,731
Dundee Precious Metals, Inc.	6,340	83,102
Kaiser Aluminum Corp.	211	13,601
Kinross Gold Corp.	4,400	64,950
Newmont Corp.	737	38,825
Rio Tinto PLC	1,039	61,576
Rio Tinto, Ltd.	603	45,230
SSR Mining, Inc.†	2,800	29,792
Teck Resources, Ltd., Class B	627	21,308
		509,867
Miscellaneous Manufacturing — 0.4%
3M Co.	662	91,958
Alstom SA†	1,715	41,227
Core Molding Technologies, Inc.†	437	6,721
Donaldson Co., Inc.	78	5,127
Fabrinet†	113	23,172
Knorr-Bremse AG	494	48,799
Siemens AG	639	146,190
Textron, Inc.	140	9,852
		373,046
Office Furnishings — 0.0%
Interface, Inc.	1,026	19,289
Steelcase, Inc., Class A	1,397	13,858
Virco Mfg. Corp.	979	8,997
		42,144
Office/Business Equipment — 0.1%
Ricoh Co., Ltd.	3,900	41,078
Seiko Epson Corp.	1,400	19,475
Xerox Holdings Corp.	1,333	5,879
		66,432
Oil & Gas — 1.4%
Chevron Corp.	1,867	254,024
ConocoPhillips	469	41,797
Coterra Energy, Inc.	389	9,554

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
ENEOS Holdings, Inc.	8,200	$ 39,337
EOG Resources, Inc.	373	41,153
EQT Corp.	1,950	96,408
Equinor ASA	1,725	39,446
Exxon Mobil Corp.	2,801	295,870
Gulfport Energy Corp.†	136	23,460
Idemitsu Kosan Co., Ltd.	6,400	39,591
Marathon Petroleum Corp.	300	41,223
Murphy Oil Corp.	953	19,565
Noble Corp. PLC†	9	196
Ovintiv, Inc.	170	5,709
PetroChina Co., Ltd., Class H	46,000	35,231
Phillips 66	313	32,571
Range Resources Corp.	154	5,225
Riley Exploration Permian, Inc.	373	9,206
Ring Energy, Inc.†	12,513	11,088
Shell PLC	4,550	147,987
TotalEnergies SE	3,183	184,476
VAALCO Energy, Inc.	1,941	6,347
		1,379,464
Oil & Gas Services — 0.1%
Baker Hughes Co.	647	22,904
ChampionX Corp.	586	14,140
DNOW, Inc.†	2,545	40,389
RPC, Inc.	3,935	18,613
TechnipFMC PLC	235	6,620
		102,666
Packaging & Containers — 0.2%
Amcor PLC	1,360	12,512
Crown Holdings, Inc.	1,659	159,811
Gerresheimer AG	456	30,685
Graphic Packaging Holding Co.	196	4,961
		207,969
Pharmaceuticals — 4.2%
AbbVie, Inc.	2,858	557,595
Aduro Biotech Holding, Inc. CVR†(2)	460	0
Akebia Therapeutics, Inc.†	2,026	4,883
Alkermes PLC†	648	18,643
Amneal Pharmaceuticals, Inc.†	1,166	8,932
AstraZeneca PLC	926	132,392
Bristol-Myers Squibb Co.	789	39,608
Cardinal Health, Inc.	711	100,457
Catalyst Pharmaceuticals, Inc.†	486	11,805
Cencora, Inc.	392	114,727
China Feihe, Ltd.*	34,100	25,853
Chugai Pharmaceutical Co., Ltd.	1,400	80,477
Collegium Pharmaceutical, Inc.†	262	7,073
Corcept Therapeutics, Inc.†	553	39,750
CVS Health Corp.	824	54,969
Eli Lilly & Co.	716	643,648
Fennec Pharmaceuticals, Inc.†	543	3,280
GSK PLC	7,201	142,368
Gyre Therapeutics, Inc.†	188	1,835
Harmony Biosciences Holdings, Inc.†	362	10,668
Harrow, Inc.†	309	7,654
Henry Schein, Inc.†	81	5,263
Hikma Pharmaceuticals PLC	2,227	58,913
Ipsen SA	232	26,834
Ironwood Pharmaceuticals, Inc.†	1,067	995
Jazz Pharmaceuticals PLC†	40	4,678
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Johnson & Johnson	3,785	$ 591,633
MannKind Corp.†	1,505	7,585
Merck & Co., Inc.	1,153	98,236
Mirum Pharmaceuticals, Inc.†	146	6,344
Nature's Sunshine Products, Inc.†	964	11,876
Novartis AG	2,613	296,932
Novo Nordisk A/S ADR	1,612	107,117
Novo Nordisk A/S, Class B	2,251	148,643
Otsuka Holdings Co., Ltd.	1,000	48,657
Owens & Minor, Inc.†	814	5,747
Protagonist Therapeutics, Inc.†	290	13,288
Rhythm Pharmaceuticals, Inc.†	246	16,037
Roche Holding AG	774	252,545
Sanofi SA	1,856	201,636
Shionogi & Co., Ltd.	2,100	35,162
SIGA Technologies, Inc.	2,044	11,283
Spectrum Pharmaceuticals, Inc.†(2)	2,839	0
Supernus Pharmaceuticals, Inc.†	208	6,756
UCB SA	110	20,081
USANA Health Sciences, Inc.†	214	6,011
Vaxcyte, Inc.†	175	6,272
Zoetis, Inc.	1,134	177,358
		4,172,499
Pipelines — 0.3%
Antero Midstream Corp.	306	5,064
Excelerate Energy, Inc., Class A	731	18,699
Golar LNG, Ltd.	376	15,982
Kinder Morgan, Inc.	8,519	224,050
		263,795
Private Equity — 0.2%
3i Group PLC	2,596	146,483
Carlyle Group, Inc.	236	9,119
Onex Corp.	431	30,517
		186,119
Real Estate — 0.2%
CK Asset Holdings, Ltd.	2,500	10,235
Daito Trust Construction Co., Ltd.	807	89,516
Jones Lang LaSalle, Inc.†	23	5,230
Kennedy-Wilson Holdings, Inc.	1,363	8,723
Mitsubishi Estate Co., Ltd.	1,600	28,032
Newmark Group, Inc., Class A	1,148	12,617
RMR Group, Inc., Class A	543	7,971
		162,324
REITS — 0.8%
American Assets Trust, Inc.	654	12,249
American Tower Corp.	1,158	261,025
Curbline Properties Corp.	584	13,368
Equinix, Inc.	220	189,365
Farmland Partners, Inc.	2,583	25,985
Innovative Industrial Properties, Inc.	173	9,396
JBG SMITH Properties	1,242	17,363
Klepierre SA	993	36,267
Ladder Capital Corp.	1,271	13,269
National Health Investors, Inc.	317	23,987
NexPoint Residential Trust, Inc.	377	14,055
Pebblebrook Hotel Trust	847	7,665
Piedmont Office Realty Trust, Inc., Class A	1,053	6,223
Public Storage	162	48,670
Sabra Health Care REIT, Inc.	1,629	29,078
Simon Property Group, Inc.	155	24,394

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
SITE Centers Corp.	876	$ 10,372
SL Green Realty Corp.	157	8,260
Summit Hotel Properties, Inc.	2,715	11,050
Tanger, Inc.	681	21,458
TPG RE Finance Trust, Inc.	1,636	12,499
		795,998
Retail — 2.6%
Abercrombie & Fitch Co., Class A†	245	17,008
American Eagle Outfitters, Inc.	1,166	12,278
Arcos Dorados Holdings, Inc., Class A	3,300	25,245
Associated British Foods PLC	1,274	35,044
AutoNation, Inc.†	47	8,185
Best Buy Co., Inc.	547	36,479
BJ's Wholesale Club Holdings, Inc.†	1,002	117,795
BlueLinx Holdings, Inc.†	328	21,366
Brinker International, Inc.†	331	44,453
CarMax, Inc.†	101	6,532
Cie Financiere Richemont SA, Class A	639	112,455
Cracker Barrel Old Country Store, Inc.	71	3,032
Dick's Sporting Goods, Inc.	38	7,134
Domino's Pizza, Inc.	63	30,893
El Pollo Loco Holdings, Inc.†	1,254	11,725
Genesco, Inc.†	227	4,404
Genuine Parts Co.	67	7,876
Group 1 Automotive, Inc.	80	32,290
Home Depot, Inc.	203	73,180
Industria de Diseno Textil SA	2,028	108,530
Lithia Motors, Inc.	17	4,977
Lowe's Cos., Inc.	466	104,179
Lululemon Athletica, Inc.†	55	14,892
McDonald's Corp.	223	71,282
Murphy USA, Inc.	13	6,481
Next PLC	340	55,870
Nu Skin Enterprises, Inc., Class A	2,220	14,053
Pandora A/S	379	55,921
Patrick Industries, Inc.	315	24,249
Penske Automotive Group, Inc.	44	6,850
President Chain Store Corp.	2,000	16,321
Signet Jewelers, Ltd.(1)	286	16,960
Starbucks Corp.	1,868	149,533
Target Corp.	1,212	117,200
TJX Cos., Inc.	3,634	467,623
Tokyo Gas Co., Ltd.	4,600	152,593
Ulta Beauty, Inc.†	30	11,869
Walmart, Inc.	6,014	584,862
Williams-Sonoma, Inc.	80	12,358
		2,603,977
Savings & Loans — 0.1%
Axos Financial, Inc.†	495	31,422
Berkshire Hills Bancorp, Inc.	637	15,817
HomeTrust Bancshares, Inc.	362	12,359
Northfield Bancorp, Inc.	882	9,305
		68,903
Semiconductors — 3.8%
Advantest Corp.	500	20,503
ASML Holding NV (NASDAQ)	663	442,937
ASML Holding NV (XAMS)	309	203,905
Axcelis Technologies, Inc.†	210	10,286
Broadcom, Inc.	3,386	651,703
Infineon Technologies AG	895	29,292
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Novatek Microelectronics Corp.	2,000	$ 32,455
NVIDIA Corp.	17,076	1,859,918
Photronics, Inc.†	1,276	23,312
QUALCOMM, Inc.	894	132,723
Rambus, Inc.†	387	18,882
Samsung Electronics Co., Ltd.	1,513	59,072
SK Hynix, Inc.	194	24,224
SkyWater Technology, Inc.(1)	2,098	14,875
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	753	125,518
Texas Instruments, Inc.	265	42,413
Tokyo Electron, Ltd.	500	74,224
United Microelectronics Corp.	7,000	9,893
		3,776,135
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	19	4,377
Yangzijiang Shipbuilding Holdings, Ltd.	17,100	29,196
		33,573
Software — 5.1%
8x8, Inc.†	2,435	4,310
ACI Worldwide, Inc.†	360	19,210
Asana, Inc., Class A†	121	1,953
Box, Inc., Class A†	689	21,510
Commvault Systems, Inc.†	317	52,980
Cover Corp.†	700	10,678
DigitalOcean Holdings, Inc.†	493	15,234
Dropbox, Inc., Class A†	147	4,197
Electronic Arts, Inc.	353	51,217
Fidelity National Information Services, Inc.	302	23,822
IBEX Holdings, Ltd.†	975	24,414
Intuit, Inc.	468	293,656
Konami Group Corp.	600	85,396
LiveRamp Holdings, Inc.†	512	13,394
Microsoft Corp.	6,474	2,558,913
Olo, Inc., Class A†	2,329	14,440
Oracle Corp.	793	111,591
Pro Medicus, Ltd.	222	32,623
Progress Software Corp.	358	21,466
Sage Group PLC	4,644	76,590
Salesforce, Inc.	1,298	348,785
SAP SE	1,091	315,535
ServiceNow, Inc.†	60	57,301
Synopsys, Inc.†	1,003	460,387
Vimeo, Inc.†	3,459	17,433
Weave Communications, Inc.†	1,457	15,444
Workday, Inc., Class A†	1,418	347,410
Yext, Inc.†	1,906	12,961
Zeta Global Holdings Corp., Class A†	1,734	22,646
		5,035,496
Telecommunications — 1.7%
A10 Networks, Inc.	1,657	27,307
Arista Networks, Inc.†	1,212	99,711
AT&T, Inc.	7,097	196,587
Cisco Systems, Inc.	3,619	208,925
Credo Technology Group Holding, Ltd.†	511	21,999
Deutsche Telekom AG	3,981	142,512
Extreme Networks, Inc.†	1,413	18,595
InterDigital, Inc.	184	36,984
Juniper Networks, Inc.	1,250	45,400
KDDI Corp.	2,600	45,888
Koninklijke KPN NV	25,446	118,045
Lumen Technologies, Inc.†	4,136	14,642

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
NETGEAR, Inc.†	1,183	$ 28,534
Orange SA	3,943	57,108
SK Telecom Co., Ltd.	1,202	45,915
Telefonaktiebolaget LM Ericsson, Class B	7,996	67,323
Telefonica SA	12,586	64,418
Telenor ASA	5,104	76,633
T-Mobile US, Inc.	609	150,393
Verizon Communications, Inc.	4,292	189,106
		1,656,025
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	86	5,323
JAKKS Pacific, Inc.(1)	741	14,294
Nintendo Co., Ltd.	900	74,465
		94,082
Transportation — 0.6%
AP Moller-Maersk A/S, Series B	22	37,513
C.H. Robinson Worldwide, Inc.	417	37,205
Canadian Pacific Kansas City, Ltd.	1,310	94,936
Costamare, Inc.	1,675	15,628
CSX Corp.	1,234	34,638
DHT Holdings, Inc.	1,694	18,109
Getlink SE	1,856	35,071
Matson, Inc.	227	24,763
Norfolk Southern Corp.	108	24,197
Scorpio Tankers, Inc.	254	9,573
Teekay Tankers, Ltd., Class A	477	20,306
Union Pacific Corp.	1,327	286,181
		638,120
Water — 0.0%
Consolidated Water Co., Ltd.	1,126	26,168
United Utilities Group PLC	1,010	15,177
		41,345
Total Common Stocks (cost $46,444,428)		60,958,883
CORPORATE BONDS & NOTES — 9.2%
Aerospace/Defense — 0.1%
Boeing Co.
6.86%, 05/01/2054	$ 30,000	32,040
Lockheed Martin Corp.
5.20%, 02/15/2064	10,000	9,076
RTX Corp.
6.00%, 03/15/2031	10,000	10,684
		51,800
Agriculture — 0.2%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	99,004
BAT Capital Corp.
6.00%, 02/20/2034	50,000	52,252
6.25%, 08/15/2055	10,000	9,768
7.08%, 08/02/2053	10,000	10,866
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,161
5.25%, 02/13/2034	20,000	20,203
		202,254
Auto Manufacturers — 0.0%
Ford Motor Co.
6.10%, 08/19/2032	20,000	19,183
Security Description	Shares or Principal Amount	Value

Banks — 1.7%
Citigroup, Inc.
3.20%, 10/21/2026	$ 255,000	$ 250,687
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	385,000	337,826
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	232,735
Morgan Stanley
5.32%, 07/19/2035	90,000	89,593
5.47%, 01/18/2035	130,000	131,321
US Bancorp
1.38%, 07/22/2030	325,000	276,778
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	245,265
5.56%, 07/25/2034	110,000	111,501
		1,675,706
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	116,009
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	387,358
Building Materials — 0.0%
Holcim Finance US LLC
5.40%, 04/07/2035*	10,000	9,995
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	273,047
Diversified Financial Services — 0.9%
American Express Co.
4.42%, 08/03/2033	250,000	241,701
4.73%, 04/25/2029	40,000	40,369
5.02%, 04/25/2031	60,000	60,975
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	40,777
6.14%, 08/24/2034	10,000	10,625
Mastercard, Inc.
3.30%, 03/26/2027	245,000	242,318
Visa, Inc.
4.30%, 12/14/2045	245,000	210,474
		847,239
Electric — 0.0%
Florida Power & Light Co.
5.70%, 03/15/2055	10,000	10,018
Georgia Power Co.
5.20%, 03/15/2035	20,000	20,181
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035*	10,000	10,125
		40,324
Electronics — 0.0%
Honeywell International, Inc.
5.00%, 03/01/2035	20,000	19,918
Entertainment — 0.0%
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	10,000	8,563
5.39%, 03/15/2062	30,000	20,407
		28,970

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	$ 10,000	$ 10,033
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	20,000	19,602
Mars, Inc.
5.20%, 03/01/2035*	20,000	20,079
5.70%, 05/01/2055*	50,000	49,283
		88,964
Healthcare-Products — 0.1%
Solventum Corp.
5.40%, 03/01/2029	20,000	20,398
5.45%, 03/13/2031	20,000	20,421
5.90%, 04/30/2054	20,000	19,312
		60,131
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	270,000	260,048
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	191,718
		451,766
Insurance — 0.3%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,523
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	224,044
		254,567
Internet — 0.0%
Meta Platforms, Inc.
4.75%, 08/15/2034	30,000	29,879
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,111
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	268,129
Comcast Corp.
2.89%, 11/01/2051	370,000	222,557
		490,686
Mining — 0.0%
Glencore Funding LLC
5.67%, 04/01/2035*	30,000	29,926
6.14%, 04/01/2055*	10,000	9,690
		39,616
Oil & Gas — 0.2%
Devon Energy Corp.
5.75%, 09/15/2054	30,000	25,566
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	216,682
		242,248
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	20,397
4.95%, 03/15/2031	10,000	10,233
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.05%, 03/15/2034	$ 10,000	$ 10,084
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	227,400
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,323
5.20%, 02/22/2034	20,000	20,282
5.55%, 02/22/2054	10,000	9,634
5.65%, 02/22/2064	10,000	9,605
CVS Health Corp.
4.78%, 03/25/2038	255,000	229,978
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	9,856
4.70%, 02/09/2034	20,000	19,834
5.10%, 02/09/2064	30,000	27,549
		605,175
Pipelines — 0.3%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*(1)	30,000	30,999
Enterprise Products Operating LLC
5.55%, 02/16/2055	80,000	74,760
MPLX LP
2.65%, 08/15/2030	75,000	67,058
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,245
5.65%, 11/01/2028	20,000	20,620
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	106,089
		319,771
Retail — 0.8%
Lowe's Cos., Inc.
3.75%, 04/01/2032	270,000	251,465
McDonald's Corp.
3.38%, 05/26/2025	255,000	254,737
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	263,730
		769,932
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	240,000	229,118
NVIDIA Corp.
3.20%, 09/16/2026	385,000	381,530
		610,648
Software — 0.1%
Oracle Corp.
3.60%, 04/01/2050	20,000	13,604
5.38%, 09/27/2054	30,000	26,590
Synopsys, Inc.
4.85%, 04/01/2030	10,000	10,109
5.00%, 04/01/2032	10,000	10,069
5.15%, 04/01/2035	10,000	10,021
5.70%, 04/01/2055	10,000	9,666
		80,059
Telecommunications — 0.7%
AT&T, Inc.
5.35%, 09/01/2040	240,000	229,751
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	278,942
3.88%, 04/15/2030	30,000	28,947
5.15%, 04/15/2034	10,000	10,006

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.36%, 03/15/2032	$ 120,000	$ 102,428
2.88%, 11/20/2050	125,000	76,725
		726,799
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	214,755
CSX Corp.
3.80%, 03/01/2028	245,000	242,938
FedEx Corp.
4.75%, 11/15/2045*	275,000	223,528
		681,221
Total Corporate Bonds & Notes (cost $10,106,036)		9,143,409
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Commercial and Residential — 0.2%
NYC Trust FRS
Series 2024-3ELV, Class A 6.31%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,003
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class A 5.76%, (TSFR1M+1.44%), 03/15/2042*	100,000	98,249
		198,252
U.S. Government Agency — 0.0%
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.57%, (H15T1Y+0.45%), 08/20/2069	13,265	13,234
Total Collateralized Mortgage Obligations (cost $212,702)		211,486
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.0%
U.S. Government — 7.8%
United States Treasury Bonds
3.38%, 05/15/2044	5,000	4,155
4.00%, 11/15/2052	100,000	88,699
4.75%, 11/15/2053	260,000	261,452
United States Treasury Notes
0.63%, 05/15/2030	1,340,000	1,149,888
1.63%, 05/15/2031	6,120,000	5,390,142
2.63%, 02/15/2029	310,000	298,823
2.88%, 08/15/2028	5,000	4,887
4.25%, 10/15/2025	210,000	210,090
4.63%, 03/15/2026 to 02/15/2035	80,000	82,363
4.88%, 11/30/2025	120,000	120,514
United States Treasury Notes TIPS
1.88%, 07/15/2034(3)	172,846	173,029
		7,784,042
U.S. Government Agency — 9.2%
Federal Home Loan Mtg. Corp
2.50%, 08/01/2037	56,460	52,462
4.00%, 05/01/2055	230,000	214,388
5.00%, 05/01/2055	380,000	372,110
5.50%, 05/01/2055	1,160,000	1,157,962
6.00%, 05/01/2055	960,000	974,168
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	121,166	105,536
3.00%, 10/01/2037	28,899	27,437
4.50%, 07/01/2053	90,091	87,345
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 04/01/2053	$ 85,997	$ 85,254
Federal National Mtg. Assoc
1.50%, 08/01/2037	56,887	50,226
2.00%, 09/01/2050	1,043,508	828,196
2.50%, 01/01/2052	731,167	608,379
3.00%, 06/01/2052	242,556	210,566
3.50%, 08/01/2052	348,720	314,799
4.50%, 05/01/2055	220,000	210,442
6.50%, 02/01/2055	136,067	140,153
Federal National Mtg. Assoc.
1.50%, 11/01/2041	77,210	63,395
2.00%, 04/01/2037 to 08/01/2042	338,090	291,353
2.50%, 03/01/2042 to 06/01/2051	368,849	314,454
3.00%, 05/01/2042 to 06/01/2052	297,190	262,335
5.50%, 01/01/2053	52,394	52,443
Government National Mtg. Assoc.
2.00%, 04/20/2052	434,394	354,447
2.50%, 02/20/2052 to 01/20/2053	305,841	260,690
3.00%, 03/20/2052 to 04/20/2052	171,540	151,904
3.50%, 05/20/2052	208,547	189,834
4.00%, 04/20/2055	110,000	102,410
4.50%, 04/20/2055	400,000	383,008
5.00%, 04/20/2055	250,000	245,357
5.50%, 01/20/2053 to 04/20/2055	284,951	285,249
6.00%, 09/20/2054	594,260	601,519
6.50%, 09/20/2054	96,676	98,873
		9,096,694
Total U.S. Government & Agency Obligations (cost $16,887,441)		16,880,736
UNAFFILIATED INVESTMENT COMPANIES — 7.0%
iShares Core MSCI EAFE ETF	62,243	4,899,147
iShares Core S&P 500 ETF	3,626	2,023,163
iShares Russell 1000 Value ETF	420	76,553
Total Unaffiliated Investment Companies (cost $6,317,752)		6,998,863
Total Long-Term Investment Securities (cost $79,968,359)		94,193,377
SHORT-TERM INVESTMENTS — 3.9%
U.S. Government Agency — 1.5%
Federal Home Loan Bank Disc. Notes
4.23%, 05/01/2025	1,550,000	1,549,818

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(4)	2,358,968	$ 2,358,968
Total Short-Term Investments (cost $3,908,968)		3,908,786
TOTAL INVESTMENTS (cost $83,877,327)	98.5%	98,102,163
Other assets less liabilities	1.5	1,449,444
NET ASSETS	100.0%	$99,551,607
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $929,253 representing 0.9% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Bank of N.T. Butterfield & Son, Ltd.
	08/20/2024	759	$27,761
	02/20/2025	72	2,835
		831	30,596	$33,390	$40.18	0.1%
Hims & Hers Health, Inc.
	03/25/2024	483	7,976
	08/20/2024	533	8,655
		1,016	16,631	33,630	33.10	0.1
Innoviva, Inc.
	04/24/2024	691	10,560
	10/23/2024	380	7,577
		1,071	18,137	20,017	18.69	0.0
JAKKS Pacific, Inc.
	03/24/2023	622	8,873
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	08/03/2023	63	$1,303
	11/03/2023	56	1,315
		741	11,491	$14,294	$19.29	0.0%
Lands' End, Inc.	04/24/2024	1,177	15,997	10,452	8.88	0.0
Mueller Industries, Inc.	11/24/2023	452	18,673	33,249	73.56	0.1
Peabody Energy Corp.	11/19/2024	891	23,626	10,995	12.34	0.0
Signet Jewelers, Ltd.
	02/01/2021	140	5,839
	03/10/2022	20	1,359
	08/05/2022	80	5,086
	08/03/2023	24	1,877
	11/03/2023	22	1,659
		286	15,820	16,960	59.30	0.0
SkyWater Technology, Inc.
	08/20/2024	1,647	16,509
	11/19/2024	182	1,494
	11/20/2024	269	2,224
		2,098	20,227	14,875	7.09	0.0
Corporate Bonds & Notes
Columbia Pipelines Operating Co. LLC	08/08/2023	10,000	10,078
	08/09/2023	10,000	10,100
	08/14/2023	10,000	10,007
		30,000	30,185	30,999	1.03	0.0
				$218,861		0.3%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Principal amount of security is adjusted for inflation.
(4)	The rate shown is the 7-day yield as of April 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
27	Long	S&P 500 E-Mini Index	June 2025	$7,308,933	$7,542,450	$233,517
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$715,073	$—	$887	$715,960
Iron/Steel	178,430	—	0	178,430
Pharmaceuticals	4,172,499	—	0	4,172,499
Other Industries	55,891,994	—	—	55,891,994
Corporate Bonds & Notes	—	9,143,409	—	9,143,409
Collateralized Mortgage Obligations	—	211,486	—	211,486
U.S. Government & Agency Obligations	—	16,880,736	—	16,880,736
Unaffiliated Investment Companies	6,998,863	—	—	6,998,863
Short-Term Investments:
U.S. Government Agency	—	1,549,818	—	1,549,818
Other Short-Term Investments	2,358,968	—	—	2,358,968
Total Investments at Value	$70,315,827	$27,785,449	$887	$98,102,163
Other Financial Instruments:†
Futures Contracts	$233,517	$—	$—	$233,517
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 38.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,978,917	$18,997,599
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,928,775	19,673,510
Total Domestic Fixed Income Investment Companies (cost $40,228,207)		38,671,109
Domestic Equity Investment Companies — 31.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	663,776	24,865,022
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	358,164	5,060,861
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	148,111	1,725,496
Total Domestic Equity Investment Companies (cost $28,386,135)		31,651,379
International Equity Investment Companies — 29.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	197,270	2,927,490
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,827,073	$26,200,225
Total International Equity Investment Companies (cost $24,886,839)		29,127,715
TOTAL INVESTMENTS (cost $93,501,181)	100.1%	99,450,203
Other assets less liabilities	(0.1)	(65,096)
NET ASSETS	100.0%	$99,385,107
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$99,450,203	$—	$—	$99,450,203
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 39.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	826,658	$ 30,966,629
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	423,937	5,990,225
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	294,736	3,433,671
Total Domestic Equity Investment Companies (cost $36,351,693)		40,390,525
International Equity Investment Companies — 36.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	336,525	4,994,040
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,212,755	31,730,906
Total International Equity Investment Companies (cost $31,878,723)		36,724,946
Domestic Fixed Income Investment Companies — 23.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,219,185	11,704,176
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,227,693	$ 12,522,464
Total Domestic Fixed Income Investment Companies (cost $25,105,880)		24,226,640
TOTAL INVESTMENTS (cost $93,336,296)	100.1%	101,342,111
Other assets less liabilities	(0.1)	(65,700)
NET ASSETS	100.0%	$101,276,411
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$101,342,111	$—	$—	$101,342,111
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,439,624	$128,848,310
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,058,542	29,087,207
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,383,393	16,116,528
Total Domestic Equity Investment Companies (cost $154,091,558)		174,052,045
International Equity Investment Companies — 44.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,241,875	18,429,418
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,093,799	144,745,084
Total International Equity Investment Companies (cost $140,959,882)		163,174,502
Domestic Fixed Income Investment Companies — 9.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,714,028	16,454,664
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,655,842	$ 16,889,591
Total Domestic Fixed Income Investment Companies (cost $34,049,907)		33,344,255
TOTAL INVESTMENTS (cost $329,101,347)	100.0%	370,570,802
Other assets less liabilities	(0.0)	(148,425)
NET ASSETS	100.0%	$370,422,377
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$370,570,802	$—	$—	$370,570,802
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.4%
Advertising — 0.0%
Omnicom Group, Inc.	78	$ 5,941
Trade Desk, Inc., Class A†	180	9,653
		15,594
Aerospace/Defense — 2.6%
Dassault Aviation SA	544	195,358
General Dynamics Corp.	935	254,432
General Electric Co.	1,243	250,514
Howmet Aerospace, Inc.	163	22,589
Rolls-Royce Holdings PLC	2,265	22,766
Safran SA	1,543	407,281
Thales SA	303	84,063
		1,237,003
Agriculture — 0.9%
British American Tobacco PLC	125	5,411
Imperial Brands PLC	10,899	446,501
		451,912
Airlines — 0.8%
Alaska Air Group, Inc.†	3,024	133,872
Qantas Airways, Ltd.	41,885	237,441
United Airlines Holdings, Inc.†	133	9,153
		380,466
Apparel — 0.2%
Birkenstock Holding PLC†	324	16,663
Skechers USA, Inc., Class A†	1,232	59,161
		75,824
Auto Manufacturers — 0.9%
Cummins, Inc.	55	16,161
Ferrari NV	202	91,901
Tesla, Inc.†	1,139	321,380
		429,442
Auto Parts & Equipment — 0.1%
Continental AG	384	29,773
NOK Corp.	600	8,275
		38,048
Banks — 5.5%
ANZ Group Holdings, Ltd.	1,022	19,548
Banca Mediolanum SpA	5,426	80,647
Banco BPM SpA	9,485	105,237
Bank of America Corp.	350	13,958
BAWAG Group AG*	787	86,258
BPER Banca SpA	3,566	28,836
Citigroup, Inc.	2,394	163,702
Citizens Financial Group, Inc.	1,063	39,214
Commerce Bancshares, Inc.	1,095	66,510
Computershare, Ltd.	4,485	116,983
Cullen/Frost Bankers, Inc.	149	17,354
DNB Bank ASA	310	7,712
First Community Corp.	516	12,126
HSBC Holdings PLC	5,770	63,978
Huntington Bancshares, Inc.	2,934	42,631
Investec PLC	3,889	24,391
KBC Ancora	87	5,677
Lion Finance Group PLC	496	39,661
M&T Bank Corp.	66	11,204
Morgan Stanley	3,320	383,194
National Australia Bank, Ltd.	12,771	295,560
Security Description	Shares or Principal Amount	Value

Banks (continued)
NatWest Group PLC	28,299	$ 180,349
Nordea Bank Abp	13,084	180,460
PNC Financial Services Group, Inc.	858	137,872
Prosperity Bancshares, Inc.	473	32,117
Red River Bancshares, Inc.	196	10,329
Sumitomo Mitsui Trust Group, Inc.	5,600	138,061
Svenska Handelsbanken AB, Class A	2,769	36,197
Swedbank AB, Class A	1,063	26,384
TBC Bank Group PLC	277	17,461
Truist Financial Corp.	158	6,058
UBS Group AG	6,501	196,050
UniCredit SpA	466	26,908
United Community Banks, Inc.	615	16,980
US Bancorp	639	25,777
		2,655,384
Beverages — 1.8%
Coca-Cola Consolidated, Inc.	43	58,300
Heineken Holding NV	2,181	169,987
Kirin Holdings Co., Ltd.	14,700	221,970
Monster Beverage Corp.†	5,089	305,951
PepsiCo, Inc.	749	101,550
		857,758
Biotechnology — 1.2%
Axsome Therapeutics, Inc.†	129	14,485
BioMarin Pharmaceutical, Inc.†	1,059	67,448
Gilead Sciences, Inc.	546	58,171
Regeneron Pharmaceuticals, Inc.	627	375,423
Vertex Pharmaceuticals, Inc.†	119	60,630
		576,157
Building Materials — 0.4%
Asia Pile Holdings Corp.	17,600	110,662
Carrier Global Corp.	336	21,013
Cementir Holding NV	1,565	25,601
CRH PLC	59	5,630
Vulcan Materials Co.	55	14,428
		177,334
Chemicals — 1.7%
Air Liquide SA	1,425	291,480
Ecolab, Inc.	1,588	399,271
Givaudan SA	10	48,246
Linde PLC	190	86,114
		825,111
Commercial Services — 3.3%
Adtalem Global Education, Inc.†	2,491	264,544
Affirm Holdings, Inc.†	306	15,226
Alarm.com Holdings, Inc.†	1,802	96,587
Alight, Inc., Class A	11,988	61,259
Bright Horizons Family Solutions, Inc.†	609	76,381
Cintas Corp.	1,920	406,426
Equifax, Inc.	1,508	392,276
Euronet Worldwide, Inc.†	478	47,370
PIA Corp.†	1,000	18,471
RELX PLC	307	16,640
Tokyo Individualized Educational Institute, Inc.	13,100	28,677
Wolters Kluwer NV	857	150,919
		1,574,776
Computers — 3.3%
Apple, Inc.	6,269	1,332,163

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Crowdstrike Holdings, Inc., Class A†	90	$ 38,598
Focus Systems Corp.	4,700	36,553
Fortinet, Inc.†	734	76,160
Gartner, Inc.†	128	53,898
NEC Corp.	1,400	34,036
Proact IT Group AB	916	11,012
Zscaler, Inc.†	78	17,641
		1,600,061
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	2,043	188,344
Procter & Gamble Co.	1,951	317,174
		505,518
Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	342	161,089
Capital One Financial Corp.	2,150	387,559
CME Group, Inc.	1,654	458,290
Daiwa Securities Group, Inc.	11,200	73,178
Franklin Resources, Inc.	988	18,535
FTAI Aviation, Ltd.	490	52,484
Hong Kong Exchanges & Clearing, Ltd.	1,200	52,731
Invesco, Ltd.	1,904	26,523
Jefferies Financial Group, Inc.	164	7,664
Mastercard, Inc., Class A	103	56,450
ORIX Corp.	7,700	153,537
SBI Holdings, Inc.	7,200	188,284
Singapore Exchange, Ltd.	10,000	109,945
Synchrony Financial	156	8,104
Visa, Inc., Class A	224	77,392
XP, Inc., Class A	3,597	57,912
		1,889,677
Electric — 0.9%
A2A SpA	2,182	5,535
Ameren Corp.	95	9,428
BKW AG	102	20,453
DTE Energy Co.	83	11,371
E.ON SE	17,095	298,528
NextEra Energy, Inc.	243	16,252
PG&E Corp.	241	3,981
SSE PLC	2,307	52,021
Xcel Energy, Inc.	230	16,261
		433,830
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	242	41,038
Eaton Corp. PLC	15	4,416
Legrand SA	1,128	123,058
Schneider Electric SE	540	124,917
		293,429
Electronics — 0.4%
ABB, Ltd.	338	17,687
Garmin, Ltd.	62	11,586
Halma PLC	2,519	92,521
Jabil, Inc.	44	6,449
Mettler-Toledo International, Inc.†	8	8,564
Yamaichi Electronics Co., Ltd.	5,000	69,905
		206,712
Engineering & Construction — 1.1%
Comfort Systems USA, Inc.	406	161,405
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
MasTec, Inc.†	1,233	$ 156,986
Obayashi Corp.	9,400	145,720
PS Mitsubishi Construction Co., Ltd.	4,100	43,931
		508,042
Entertainment — 0.2%
Evolution AB*	505	35,225
International Game Technology PLC	4,200	68,880
		104,105
Food — 0.9%
Cal-Maine Foods, Inc.	1,307	122,035
Nestle SA	1,723	183,166
Sprouts Farmers Market, Inc.†	40	6,840
Tesco PLC	12,129	59,921
WH Group, Ltd.*	79,500	71,139
		443,101
Gas — 0.0%
Atmos Energy Corp.	63	10,120
Healthcare-Products — 1.5%
Abbott Laboratories	1,882	246,071
Boston Scientific Corp.†	588	60,488
GE HealthCare Technologies, Inc.	183	12,870
Intuitive Surgical, Inc.†	418	215,604
Medtronic PLC	526	44,584
Natera, Inc.†	789	119,084
Penumbra, Inc.†	15	4,393
		703,094
Healthcare-Services — 2.6%
Centene Corp.†	213	12,748
Cigna Group	94	31,964
Encompass Health Corp.	355	41,532
Fresenius Medical Care AG	4,474	225,593
Fresenius SE & Co. KGaA†	3,618	171,324
HCA Healthcare, Inc.	384	132,511
Humana, Inc.	22	5,769
IQVIA Holdings, Inc.†	2,042	316,653
Quest Diagnostics, Inc.	64	11,406
Universal Health Services, Inc., Class B	1,848	327,225
		1,276,725
Home Builders — 0.0%
PulteGroup, Inc.	82	8,412
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	99	6,965
Insurance — 3.4%
Allianz SE	17	7,012
Arthur J. Gallagher & Co.	17	5,452
Aviva PLC	4,637	34,606
AXA SA	4,085	192,373
Beazley PLC	934	11,010
Berkshire Hathaway, Inc., Class B†	69	36,794
Dai-ichi Life Holdings, Inc.	5,800	41,559
Equitable Holdings, Inc.	127	6,280
Erie Indemnity Co., Class A	172	61,683
Hannover Rueck SE	616	197,069
Jackson Financial, Inc., Class A	1,274	99,257
Kinsale Capital Group, Inc.	9	3,917
Loews Corp.	73	6,339
Marsh & McLennan Cos., Inc.	197	44,418
MetLife, Inc.	70	5,276

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	11,700	$ 265,537
Muenchener Rueckversicherungs-Gesellschaft AG	471	320,997
Principal Financial Group, Inc.	245	18,167
Suncorp Group, Ltd.	15,271	198,180
Travelers Cos., Inc.	360	95,087
		1,651,013
Internet — 6.6%
Airbnb, Inc., Class A†	446	54,376
Alphabet, Inc., Class A	2,017	320,300
Alphabet, Inc., Class C	2,379	382,757
Amazon.com, Inc.†	3,756	692,682
Booking Holdings, Inc.	64	326,354
Coupang, Inc.†	466	10,890
DoorDash, Inc., Class A†	431	83,136
Expedia Group, Inc.	48	7,533
GoDaddy, Inc., Class A†	375	70,624
MercadoLibre, Inc.†	72	167,821
Meta Platforms, Inc., Class A	765	419,985
Netflix, Inc.†	175	198,051
Palo Alto Networks, Inc.†	265	49,536
Pinterest, Inc., Class A†	3,293	83,379
Prosus NV	4,306	199,634
Rakuten Group, Inc.†	2,500	14,679
Roku, Inc.†	1,029	70,157
Scout24 SE*	143	16,961
		3,168,855
Investment Companies — 0.7%
Investor AB, Class B	11,099	327,613
Leisure Time — 0.0%
Life Time Group Holdings, Inc.†	504	15,453
Machinery-Construction & Mining — 0.7%
Hitachi, Ltd.	13,400	329,705
Modec, Inc.	300	9,074
Siemens Energy AG†	179	13,696
		352,475
Machinery-Diversified — 0.1%
Hexagon AB, Class B	1,224	11,863
Otis Worldwide Corp.	64	6,161
Westinghouse Air Brake Technologies Corp.	79	14,595
		32,619
Media — 0.4%
Fox Corp., Class A	89	4,431
News Corp., Class A	198	5,370
Walt Disney Co.	1,738	158,071
		167,872
Mining — 0.9%
Anglogold Ashanti PLC	2,825	119,102
BHP Group, Ltd. (ASX)	3,334	81,559
BHP Group, Ltd. (LSE)	1,684	39,813
Northern Star Resources, Ltd.	8,923	109,626
United States Lime & Minerals, Inc.	912	85,281
		435,381
Miscellaneous Manufacturing — 0.6%
Parker-Hannifin Corp.	251	151,870
Smiths Group PLC	883	21,935
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc.†	217	$ 101,128
Textron, Inc.	75	5,278
		280,211
Oil & Gas — 0.9%
Antero Resources Corp.†	4,455	155,168
BP PLC ADR	2,350	64,531
ConocoPhillips	377	33,598
EOG Resources, Inc.	193	21,294
Marathon Petroleum Corp.	450	61,834
Ovintiv, Inc.	670	22,499
Range Resources Corp.	103	3,495
Shell PLC	1,952	63,708
		426,127
Oil & Gas Services — 0.3%
Halliburton Co.	2,024	40,116
Schlumberger NV	565	18,786
TechnipFMC PLC	2,666	75,101
		134,003
Pharmaceuticals — 2.8%
AstraZeneca PLC ADR	2,548	182,921
Bristol-Myers Squibb Co.	221	11,094
Catalyst Pharmaceuticals, Inc.†	467	11,343
CVS Health Corp.	2,065	137,756
Elanco Animal Health, Inc.†	5,522	52,349
GSK PLC ADR	6,720	267,792
Merck & Co., Inc.	628	53,506
Novartis AG	96	10,909
Novo Nordisk A/S, Class B	3,276	216,328
Pfizer, Inc.	2,281	55,679
Zoetis, Inc.	2,352	367,853
		1,367,530
Pipelines — 0.3%
Cheniere Energy, Inc.	90	20,800
Kinder Morgan, Inc.	3,919	103,070
Targa Resources Corp.	86	14,697
Williams Cos., Inc.	369	21,612
		160,179
Real Estate — 0.0%
Swire Pacific, Ltd., Class B	12,500	17,213
REITS — 1.2%
American Homes 4 Rent, Class A	135	5,048
Annaly Capital Management, Inc.	4,998	97,961
Digital Realty Trust, Inc.	231	37,085
Equinix, Inc.	180	154,935
Equity Residential	152	10,679
Extra Space Storage, Inc.	80	11,722
Healthpeak Properties, Inc.	286	5,102
Invitation Homes, Inc.	236	8,069
Lamar Advertising Co., Class A	35	3,983
Omega Healthcare Investors, Inc.	735	28,702
Prologis, Inc.	953	97,397
Public Storage	63	18,927
Simon Property Group, Inc.	132	20,774
Ventas, Inc.	168	11,773
Welltower, Inc.	517	78,889
Weyerhaeuser Co.	298	7,721
		598,767

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 1.8%
AutoZone, Inc.†	11	$ 41,389
Best Buy Co., Inc.	86	5,735
Carvana Co.†	118	28,833
Cie Financiere Richemont SA, Class A	435	76,554
Darden Restaurants, Inc.	48	9,631
Home Depot, Inc.	906	326,604
Isetan Mitsukoshi Holdings, Ltd.	5,100	65,560
KU Holdings Co., Ltd.	1,500	11,372
Lowe's Cos., Inc.	203	45,383
Movado Group, Inc.	646	8,973
MrMax Holdings, Ltd.	2,900	13,670
Next PLC	118	19,390
Nojima Corp.	1,500	26,993
TJX Cos., Inc.	710	91,363
Tsuruha Holdings, Inc.	700	56,179
Warby Parker, Inc., Class A†	3,135	51,759
Williams-Sonoma, Inc.	50	7,724
		887,112
Semiconductors — 3.9%
Advanced Micro Devices, Inc.†	692	67,366
ASM International NV	13	6,263
ASML Holding NV	16	10,558
Broadcom, Inc.	1,967	378,589
Entegris, Inc.	62	4,905
KLA Corp.	46	32,324
Marvell Technology, Inc.	342	19,963
NVIDIA Corp.	8,514	927,345
QUALCOMM, Inc.	932	138,365
Texas Instruments, Inc.	1,983	317,379
		1,903,057
Shipbuilding — 0.3%
Kongsberg Gruppen ASA	605	97,001
Yangzijiang Shipbuilding Holdings, Ltd.	26,900	45,928
		142,929
Software — 5.8%
Adobe, Inc.†	21	7,875
Alkami Technology, Inc.†	422	11,263
Atlassian Corp., Class A†	135	30,822
Broadridge Financial Solutions, Inc.	47	11,393
Clearwater Analytics Holdings, Inc., Class A†	3,814	86,730
Commvault Systems, Inc.†	966	161,448
Computer Engineering & Consulting, Ltd.	1,500	22,367
Cresco, Ltd.	4,000	33,571
Datadog, Inc., Class A†	661	67,528
DeNA Co., Ltd.†	1,000	26,962
DocuSign, Inc.†	82	6,703
Fair Isaac Corp.†	35	69,639
Fiserv, Inc.†	841	155,223
Informatica, Inc., Class A†	657	12,371
Jack Henry & Associates, Inc.	124	21,505
Manhattan Associates, Inc.†	25	4,435
Microsoft Corp.	2,862	1,131,234
MicroStrategy, Inc., Class A†	41	15,584
MSCI, Inc.	32	17,443
NSW, Inc.	1,100	23,888
Oracle Corp. Japan	900	107,984
ROBLOX Corp., Class A†	82	5,498
Salesforce, Inc.	370	99,423
Security Description	Shares or Principal Amount	Value

Software (continued)
SAP SE	1,682	$ 486,463
ServiceNow, Inc.†	141	134,656
Twilio, Inc., Class A†	63	6,093
Workday, Inc., Class A†	87	21,315
Zoom Communications, Inc.†	106	8,219
		2,787,635
Telecommunications — 2.8%
Arista Networks, Inc.†	708	58,247
Cisco Systems, Inc.	1,855	107,089
Corning, Inc.	2,068	91,778
Nippon Telegraph & Telephone Corp.	110,200	115,071
Nokia Oyj	41,859	208,126
SoftBank Group Corp.	1,300	65,136
Telefonaktiebolaget LM Ericsson, Class B	40,815	343,648
T-Mobile US, Inc.	96	23,707
Verizon Communications, Inc.	7,262	319,964
		1,332,766
Transportation — 1.0%
Deutsche Post AG	5,269	223,897
United Parcel Service, Inc., Class B	2,633	250,925
		474,822
Water — 0.1%
Artesian Resources Corp., Class A	967	34,348
Total Common Stocks (cost $31,663,327)		33,982,580
UNAFFILIATED INVESTMENT COMPANIES — 2.3%
iShares Global Infrastructure ETF	9,503	535,874
iShares U.S. Technology ETF	533	76,128
Vanguard Real Estate ETF	5,653	499,330
Total Unaffiliated Investment Companies (cost $992,200)		1,111,332
Total Long-Term Investment Securities (cost $32,655,527)		35,093,912
SHORT-TERM INVESTMENTS — 25.8%
Unaffiliated Investment Companies — 25.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1) (cost $12,424,193)	12,424,193	12,424,193
TOTAL INVESTMENTS (cost $45,079,720)	98.5%	47,518,105
Other assets less liabilities	1.5	744,406
NET ASSETS	100.0%	$48,262,511
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $209,583 representing 0.4% of net assets.
(1)	The rate shown is the 7-day yield as of April 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 44	0.682	5,980,000	USD	5,980,000	1.000%	Quarterly	Jun 2030	$117,703	$(29,532)	$88,171
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
130	Long	U.S. Treasury 10 Year Notes	June 2025	$14,326,591	$14,588,437	$261,846
						Unrealized (Depreciation)
3	Long	Euro STOXX 50 Index	June 2025	$183,085	$173,564	$ (9,521)
9	Long	MSCI Emerging Markets Index	June 2025	516,888	499,499	(17,389)
1	Long	S&P 500 E-Mini Index	June 2025	283,189	279,350	(3,839)
						$(30,749)
		Net Unrealized Appreciation (Depreciation)				$231,097
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$33,982,580	$—	$—	$33,982,580
Unaffiliated Investment Companies	1,111,332	—	—	1,111,332
Short-Term Investments	12,424,193	—	—	12,424,193
Total Investments at Value	$47,518,105	$—	$—	$47,518,105
Other Financial Instruments:†
Futures Contracts	$261,846	$—	$—	$261,846
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$29,532	$—	$29,532
Futures Contracts	30,749	—	—	30,749
Total Other Financial Instruments	$30,749	$29,532	$—	$60,281
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,894,187	$108,416,247
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	996,086	14,074,698
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	946,629	11,028,224
Total Domestic Equity Investment Companies (cost $112,010,281)		133,519,169
Domestic Fixed Income Investment Companies — 39.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,180,249	49,730,395
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,207,111	53,112,528
Total Domestic Fixed Income Investment Companies (cost $107,554,109)		102,842,923
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 10.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $22,264,111)	1,881,954	$ 26,987,224
TOTAL INVESTMENTS (cost $241,828,501)	100.0%	263,349,316
Other assets less liabilities	(0.0)	(120,651)
NET ASSETS	100.0%	$263,228,665
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$263,349,316	$—	$—	$263,349,316
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 65.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,768,784	$253,558,642
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,538,541	49,999,588
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,814,539	21,139,376
Total Domestic Equity Investment Companies (cost $265,280,844)		324,697,606
Domestic Fixed Income Investment Companies — 19.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,897,787	47,018,758
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,744,080	48,389,618
Total Domestic Fixed Income Investment Companies (cost $99,428,564)		95,408,376
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 15.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $64,639,669)	5,439,171	$ 77,997,706
TOTAL INVESTMENTS (cost $429,349,077)	100.0%	498,103,688
Other assets less liabilities	(0.0)	(192,615)
NET ASSETS	100.0%	$497,911,073
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$498,103,688	$—	$—	$498,103,688
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 70.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,676,828	$ 774,553,987
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,774,848	138,118,601
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,156,193	60,069,646
Total Domestic Equity Investment Companies (cost $782,844,684)		972,742,234
International Equity Investment Companies — 20.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $235,491,131)	19,964,902	286,296,687
Domestic Fixed Income Investment Companies — 8.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,337,647	60,841,412
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,080,952	$ 62,025,713
Total Domestic Fixed Income Investment Companies (cost $126,988,138)		122,867,125
TOTAL INVESTMENTS (cost $1,145,323,953)	100.0%	1,381,906,046
Other assets less liabilities	(0.0)	(461,935)
NET ASSETS	100.0%	$1,381,444,111
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 3.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,381,906,046	$—	$—	$1,381,906,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Australia — 6.6%
ANZ Group Holdings, Ltd.	155,041	$ 2,965,442
APA Group	67,380	354,777
Aristocrat Leisure, Ltd.	29,378	1,257,801
ASX, Ltd.	10,089	457,093
BHP Group, Ltd. (ASX)	264,009	6,458,349
BlueScope Steel, Ltd.	22,822	348,947
Brambles, Ltd.	71,953	945,757
CAR Group, Ltd.	19,652	419,309
Cochlear, Ltd.	3,404	598,725
Coles Group, Ltd.	69,739	947,926
Commonwealth Bank of Australia	87,075	9,292,266
Computershare, Ltd.	27,431	715,488
CSL, Ltd.	25,195	4,052,902
Fortescue, Ltd.	88,114	913,787
Goodman Group	105,678	2,029,408
GPT Group	99,673	295,605
Insurance Australia Group, Ltd.	123,072	647,225
Lottery Corp., Ltd.	115,813	387,241
Macquarie Group, Ltd.	18,840	2,334,548
Medibank Private, Ltd.	143,298	426,821
National Australia Bank, Ltd.	160,018	3,703,309
Northern Star Resources, Ltd.	70,672	868,259
Origin Energy, Ltd.	89,639	610,930
Pro Medicus, Ltd.	2,991	439,523
Qantas Airways, Ltd.	38,581	218,711
QBE Insurance Group, Ltd.	78,330	1,083,263
REA Group, Ltd.	2,750	437,260
Reece, Ltd.	11,764	118,834
Rio Tinto, Ltd.	19,315	1,448,788
Santos, Ltd.	168,990	650,562
Scentre Group	270,661	627,606
SGH, Ltd.	10,589	346,261
Sonic Healthcare, Ltd.	23,747	396,707
South32, Ltd.	235,053	414,049
Stockland	124,211	436,803
Suncorp Group, Ltd.	56,345	731,220
Telstra Group, Ltd.	210,423	607,887
Transurban Group	161,511	1,459,763
Treasury Wine Estates, Ltd.	42,221	241,779
Vicinity, Ltd.	201,337	304,361
Washington H. Soul Pattinson & Co., Ltd.	12,437	296,434
Wesfarmers, Ltd.	59,046	2,962,213
Westpac Banking Corp.	178,615	3,757,286
WiseTech Global, Ltd.	9,572	542,747
Woodside Energy Group, Ltd.	98,797	1,312,519
Woolworths Group, Ltd.	63,563	1,285,382
		61,151,873
Austria — 0.2%
Erste Group Bank AG	16,020	1,078,914
OMV AG	7,663	395,508
Verbund AG	3,543	271,727
		1,746,149
Belgium — 0.8%
Ageas SA	7,763	485,886
Anheuser-Busch InBev SA NV	46,757	3,050,996
D'ieteren Group	1,118	222,529
Groupe Bruxelles Lambert NV	4,321	354,891
KBC Group NV	11,949	1,097,263
Lotus Bakeries NV	21	201,262
Sofina SA	802	223,139
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Syensqo SA	3,832	$ 271,839
UCB SA	6,578	1,200,872
		7,108,677
Bermuda — 0.1%
Aegon, Ltd.	68,800	438,959
CK Infrastructure Holdings, Ltd.	33,000	222,536
Hongkong Land Holdings, Ltd.	57,400	280,686
Jardine Matheson Holdings, Ltd.	8,300	369,018
		1,311,199
Denmark — 2.3%
AP Moller-Maersk A/S, Series A	152	257,447
AP Moller-Maersk A/S, Series B	237	404,112
Carlsberg A/S, Class B	4,971	675,827
Coloplast A/S, Class B	6,562	738,960
Danske Bank A/S	35,889	1,251,131
Demant A/S†	4,602	166,507
DSV A/S	10,634	2,243,324
Genmab A/S†	3,272	690,253
Novo Nordisk A/S, Class B	167,578	11,065,896
Novonesis (Novozymes), Class B	18,335	1,185,695
Orsted A/S*†	8,749	347,623
Pandora A/S	4,267	629,591
ROCKWOOL A/S	4,893	222,038
Tryg A/S	17,640	420,854
Vestas Wind Systems A/S	52,546	695,882
Zealand Pharma A/S†	3,326	233,007
		21,228,147
Finland — 1.0%
Elisa Oyj	7,401	394,226
Fortum Oyj	23,344	389,935
Kesko Oyj, Class B	14,212	325,222
Kone Oyj, Class B	17,685	1,091,878
Metso Oyj	32,350	350,279
Neste Oyj	22,013	228,327
Nokia Oyj	277,103	1,377,779
Nordea Bank Abp	164,026	2,262,321
Orion Oyj, Class B	5,639	352,306
Sampo Oyj, Class A	125,982	1,258,494
Stora Enso Oyj, Class R	30,299	280,292
UPM-Kymmene Oyj	27,772	733,683
Wartsila OYJ Abp	26,171	482,074
		9,526,816
France — 10.4%
Accor SA	10,143	495,815
Aeroports de Paris SA	1,802	224,145
Air Liquide SA	30,088	6,154,425
Alstom SA†	18,010	432,944
Amundi SA*	3,207	251,952
Arkema SA	2,968	224,097
AXA SA	92,194	4,341,655
BioMerieux	2,156	289,916
BNP Paribas SA	52,955	4,456,665
Bollore SE	37,102	228,649
Bouygues SA	9,859	432,232
Bureau Veritas SA	16,531	522,113
Capgemini SE	8,024	1,271,235
Carrefour SA	28,221	434,635
Cie de Saint-Gobain SA	23,370	2,528,335
Cie Generale des Etablissements Michelin SCA	34,886	1,271,378
Covivio SA	2,904	162,187

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	55,382	$ 1,034,575
Danone SA	33,591	2,890,550
Dassault Aviation SA	1,022	367,014
Dassault Systemes SE	34,821	1,295,439
Edenred SE	12,591	390,541
Eiffage SA	3,569	484,166
Engie SA	95,036	1,957,826
EssilorLuxottica SA	15,473	4,429,476
Eurazeo SE	2,177	158,331
FDJ United *	5,302	188,840
Gecina SA	2,396	245,645
Getlink SE	15,740	297,422
Hermes International S.C.A.	1,648	4,463,848
Ipsen SA	1,962	226,933
Kering SA	3,873	782,472
Klepierre SA	11,195	408,876
Legrand SA	13,645	1,488,581
L'Oreal SA	12,511	5,484,987
LVMH Moet Hennessy Louis Vuitton SE	14,319	7,914,366
Orange SA	96,887	1,403,262
Pernod Ricard SA	10,501	1,132,743
Publicis Groupe SA	11,909	1,204,217
Renault SA	10,002	528,354
Rexel SA	11,638	321,561
Safran SA	18,736	4,945,445
Sanofi SA	59,151	6,426,186
Sartorius Stedim Biotech	1,519	354,829
Schneider Electric SE	28,454	6,582,209
Societe Generale SA	37,478	1,936,038
Sodexo SA	4,603	291,491
Teleperformance SE	2,804	306,406
Thales SA	4,822	1,337,792
TotalEnergies SE	112,282	6,507,487
Veolia Environnement SA	36,611	1,334,659
Vinci SA	25,732	3,573,853
		96,418,798
Germany — 10.2%
adidas AG	8,898	2,033,157
Allianz SE	20,093	8,287,777
BASF SE	46,440	2,347,966
Bayer AG	51,118	1,333,646
Bayerische Motoren Werke AG	15,084	1,269,632
Bayerische Motoren Werke AG (Preference Shares)	2,912	233,065
Beiersdorf AG	5,162	725,124
Brenntag SE	6,386	423,790
Commerzbank AG	49,313	1,297,168
Continental AG	5,724	443,795
Covestro AG†	9,342	628,636
CTS Eventim AG & Co. KGaA	3,247	381,814
Daimler Truck Holding AG	24,722	984,703
Delivery Hero SE*†	9,802	275,273
Deutsche Bank AG	96,304	2,507,073
Deutsche Boerse AG	9,798	3,146,756
Deutsche Lufthansa AG	31,220	223,382
Deutsche Post AG	49,951	2,122,579
Deutsche Telekom AG	181,621	6,501,682
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	5,925	295,938
E.ON SE	116,820	2,040,015
Evonik Industries AG	13,336	298,377
Fresenius Medical Care AG	10,687	538,873
Fresenius SE & Co. KGaA†	21,980	1,040,822
Security Description	Shares or Principal Amount	Value

Germany (continued)
GEA Group AG	8,070	$ 523,843
Hannover Rueck SE	3,137	1,003,580
Heidelberg Materials AG	7,105	1,402,521
Henkel AG & Co. KGaA	5,407	380,383
Henkel AG & Co. KGaA (Preference Shares)	8,807	682,428
Infineon Technologies AG	67,951	2,223,904
Knorr-Bremse AG	3,774	372,813
LEG Immobilien SE	3,875	327,259
Mercedes-Benz Group AG	37,577	2,233,602
Merck KGaA	6,725	928,685
MTU Aero Engines AG	2,801	964,309
Muenchener Rueckversicherungs-Gesellschaft AG	6,960	4,743,399
Nemetschek SE	3,005	395,910
Porsche Automobil Holding SE (Preference Shares)	7,968	326,490
Puma SE	5,452	139,399
Rational AG	266	226,757
Rheinmetall AG	2,266	3,847,992
RWE AG	32,898	1,274,583
SAP SE	54,334	15,714,302
Sartorius AG (Preference Shares)	1,364	350,917
Scout24 SE*	3,902	462,814
Siemens AG	39,545	9,047,072
Siemens Energy AG†	33,272	2,545,731
Siemens Healthineers AG*	14,673	787,565
Symrise AG	6,909	794,818
Talanx AG	3,359	383,949
Volkswagen AG (Preference Shares)	10,729	1,160,012
Vonovia SE	38,534	1,276,421
Zalando SE*†	11,673	422,764
		94,325,265
Hong Kong — 1.4%
AIA Group, Ltd.	561,600	4,207,148
BOC Hong Kong Holdings, Ltd.	192,500	799,229
CK Asset Holdings, Ltd.	100,000	409,382
CK Hutchison Holdings, Ltd.	139,500	787,831
CLP Holdings, Ltd.	85,500	730,911
Futu Holdings, Ltd. ADR	2,918	269,361
Galaxy Entertainment Group, Ltd.	114,000	414,513
Hang Seng Bank, Ltd.	39,200	547,393
Henderson Land Development Co., Ltd.	76,000	215,586
HKT Trust & HKT, Ltd.	197,000	280,427
Hong Kong & China Gas Co., Ltd.	583,000	525,449
Link REIT	135,300	634,142
MTR Corp., Ltd.	81,000	279,901
Power Assets Holdings, Ltd.	72,000	476,714
Sino Land Co., Ltd.	212,000	218,134
SITC International Holdings Co., Ltd.	70,000	193,602
Sun Hung Kai Properties, Ltd.	75,500	716,975
Swire Pacific, Ltd., Class A	21,000	181,688
Techtronic Industries Co., Ltd.	71,500	722,781
WH Group, Ltd.*	434,000	388,359
Wharf Holdings, Ltd.	55,000	138,145
Wharf Real Estate Investment Co., Ltd.	87,000	208,649
		13,346,320
Ireland — 0.4%
AIB Group PLC	109,039	730,649
Bank of Ireland Group PLC	52,210	610,684
DCC PLC	5,149	335,281
James Hardie Industries PLC CDI†	22,364	530,035

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kerry Group PLC, Class A	7,783	$ 822,183
Kingspan Group PLC	8,044	677,070
		3,705,902
Isle of Man — 0.0%
Entain PLC	31,602	268,532
Israel — 0.9%
Azrieli Group, Ltd.	2,145	156,608
Bank Hapoalim BM	63,636	934,960
Bank Leumi Le-Israel BM	75,958	1,083,960
Check Point Software Technologies, Ltd.†	4,578	1,005,146
CyberArk Software, Ltd.†	2,437	858,214
Elbit Systems, Ltd.	1,351	519,025
Global-e Online, Ltd.†	5,213	187,199
ICL Group, Ltd.	39,139	261,000
Israel Discount Bank, Ltd., Class A	62,321	467,170
Mizrahi Tefahot Bank, Ltd.	7,841	398,047
Monday.com, Ltd.†	1,946	546,807
Nice, Ltd.†	3,178	497,690
Nova, Ltd.†	1,480	284,990
Teva Pharmaceutical Industries, Ltd. ADR†	58,296	904,171
Wix.com, Ltd.†	2,751	466,542
		8,571,529
Italy — 2.6%
Amplifon SpA	6,479	123,344
Banco BPM SpA	67,013	743,518
BPER Banca SpA	51,780	418,708
DiaSorin SpA	1,164	132,523
Enel SpA	423,200	3,664,704
Eni SpA	111,086	1,598,217
FinecoBank Banca Fineco SpA	31,792	632,614
Generali	48,997	1,783,972
Infrastrutture Wireless Italiane SpA*	16,971	202,638
Intesa Sanpaolo SpA	787,417	4,176,465
Leonardo SpA	21,058	1,092,585
Mediobanca Banca di Credito Finanziario SpA	26,015	530,038
Moncler SpA	12,154	744,059
Nexi SpA*†	25,604	149,204
Poste Italiane SpA*	23,786	480,716
Prysmian SpA	14,621	794,050
Recordati Industria Chimica e Farmaceutica SpA	5,985	351,549
Snam SpA	104,925	601,454
Telecom Italia SpA†	518,462	204,394
Terna - Rete Elettrica Nazionale	73,210	727,183
UniCredit SpA	72,652	4,195,027
Unipol Assicurazioni SpA	18,666	333,046
		23,680,008
Japan — 21.7%
Advantest Corp.	39,900	1,636,129
Aeon Co., Ltd.	34,000	1,005,162
AGC, Inc.	10,200	317,671
Aisin Corp.	27,400	347,147
Ajinomoto Co., Inc.	47,600	970,776
ANA Holdings, Inc.	8,300	158,825
Asahi Group Holdings, Ltd.	75,200	1,037,432
Asahi Kasei Corp.	65,300	453,967
Asics Corp.	33,600	724,734
Astellas Pharma, Inc.	94,200	940,485
Bandai Namco Holdings, Inc.	30,900	1,069,549
Bridgestone Corp.	29,700	1,244,459
Security Description	Shares or Principal Amount	Value

Japan (continued)
Canon, Inc.	48,600	$ 1,496,953
Capcom Co., Ltd.	18,000	521,066
Central Japan Railway Co.	40,200	824,075
Chiba Bank, Ltd.	29,700	261,937
Chubu Electric Power Co., Inc.	33,500	433,921
Chugai Pharmaceutical Co., Ltd.	34,900	2,006,176
Concordia Financial Group, Ltd.	54,700	351,277
Dai Nippon Printing Co., Ltd.	20,200	281,285
Daifuku Co., Ltd.	16,800	444,969
Dai-ichi Life Holdings, Inc.	188,400	1,349,950
Daiichi Sankyo Co., Ltd.	91,200	2,324,331
Daikin Industries, Ltd.	13,700	1,561,348
Daito Trust Construction Co., Ltd.	3,000	332,774
Daiwa House Industry Co., Ltd.	29,200	1,052,777
Daiwa Securities Group, Inc.	69,400	453,444
Denso Corp.	98,500	1,272,757
Dentsu Group, Inc.	10,400	216,321
Disco Corp.	4,800	927,235
East Japan Railway Co.	47,200	1,022,039
Eisai Co., Ltd.	13,700	394,577
ENEOS Holdings, Inc.	142,000	681,199
FANUC Corp.	49,200	1,257,356
Fast Retailing Co., Ltd.	9,900	3,252,916
Fuji Electric Co., Ltd.	7,000	309,561
FUJIFILM Holdings Corp.	58,300	1,196,948
Fujikura, Ltd.	13,100	480,736
Fujitsu, Ltd.	91,600	2,018,685
Hankyu Hanshin Holdings, Inc.	11,800	335,728
Hikari Tsushin, Inc.	900	249,140
Hitachi, Ltd.	241,300	5,937,148
Honda Motor Co., Ltd.	233,500	2,372,888
Hoshizaki Corp.	5,700	242,065
Hoya Corp.	18,100	2,124,199
Hulic Co., Ltd.	24,000	250,189
Idemitsu Kosan Co., Ltd.	47,100	291,369
Inpex Corp.	45,900	580,732
Isuzu Motors, Ltd.	29,300	394,786
ITOCHU Corp.	61,800	3,147,486
Japan Airlines Co., Ltd.	7,500	135,412
Japan Exchange Group, Inc.	51,600	574,536
Japan Post Bank Co., Ltd.	94,100	961,534
Japan Post Holdings Co., Ltd.	100,100	969,636
Japan Post Insurance Co., Ltd.	10,000	199,993
Japan Tobacco, Inc.	62,400	1,923,324
JFE Holdings, Inc.	29,900	347,139
Kajima Corp.	20,600	490,867
Kansai Electric Power Co., Inc.	49,300	605,130
Kao Corp.	24,200	1,033,637
Kawasaki Kisen Kaisha, Ltd.	19,300	263,219
KDDI Corp.	159,700	2,818,597
Keyence Corp.	10,100	4,227,053
Kikkoman Corp.	35,300	344,532
Kirin Holdings Co., Ltd.	40,400	610,041
Kobe Bussan Co., Ltd.	7,800	239,270
Komatsu, Ltd.	47,000	1,348,070
Konami Group Corp.	5,200	740,103
Kubota Corp.	50,900	588,458
Kyocera Corp.	66,800	790,499
Kyowa Kirin Co., Ltd.	12,300	191,408
Lasertec Corp.	4,200	390,390
LY Corp.	148,800	561,773
M3, Inc.	23,000	287,379
Makita Corp.	12,400	362,686

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Marubeni Corp.	73,500	$ 1,299,538
MatsukiyoCocokara & Co.	17,300	317,796
MEIJI Holdings Co., Ltd.	12,500	307,211
Minebea Mitsumi, Inc.	18,900	276,798
Mitsubishi Chemical Group Corp.	70,500	340,715
Mitsubishi Corp.	177,900	3,374,352
Mitsubishi Electric Corp.	99,000	1,911,383
Mitsubishi Estate Co., Ltd.	55,300	968,852
Mitsubishi HC Capital, Inc.	45,800	322,407
Mitsubishi Heavy Industries, Ltd.	166,800	3,262,388
Mitsubishi UFJ Financial Group, Inc.	596,500	7,524,044
Mitsui & Co., Ltd.	131,300	2,661,263
Mitsui Fudosan Co., Ltd.	137,500	1,354,997
Mitsui OSK Lines, Ltd.	17,900	593,286
Mizuho Financial Group, Inc.	125,500	3,142,328
MonotaRO Co., Ltd.	13,000	249,899
MS&AD Insurance Group Holdings, Inc.	66,900	1,518,328
Murata Manufacturing Co., Ltd.	86,800	1,344,070
NEC Corp.	63,900	1,553,479
Nexon Co., Ltd.	17,500	274,776
NIDEC Corp.	43,400	768,864
Nintendo Co., Ltd.	57,400	4,749,210
Nippon Building Fund, Inc.	398	369,106
Nippon Paint Holdings Co., Ltd.	49,300	374,112
Nippon Sanso Holdings Corp.	9,000	287,348
Nippon Steel Corp.	50,300	1,058,910
Nippon Telegraph & Telephone Corp.	1,554,800	1,623,525
Nippon Yusen KK	22,800	741,502
Nissan Motor Co., Ltd.†	115,900	276,821
Nissin Foods Holdings Co., Ltd.	10,200	224,645
Nitori Holdings Co., Ltd.	4,200	501,574
Nitto Denko Corp.	36,800	643,575
Nomura Holdings, Inc.	156,300	864,908
Nomura Research Institute, Ltd.	19,700	742,918
NTT Data Group Corp.	32,800	648,636
Obayashi Corp.	33,800	523,973
Obic Co., Ltd.	16,800	586,437
Olympus Corp.	58,200	759,352
Omron Corp.	9,100	269,219
Ono Pharmaceutical Co., Ltd.	19,500	223,940
Oracle Corp. Japan	2,000	239,964
Oriental Land Co., Ltd.	56,200	1,192,157
ORIX Corp.	60,100	1,198,385
Osaka Gas Co., Ltd.	18,900	478,118
Otsuka Corp.	11,900	263,917
Otsuka Holdings Co., Ltd.	23,000	1,119,115
Pan Pacific International Holdings Corp.	19,800	610,701
Panasonic Holdings Corp.	121,300	1,392,176
Rakuten Group, Inc.†	78,400	460,322
Recruit Holdings Co., Ltd.	73,000	4,054,875
Renesas Electronics Corp.	87,600	1,024,696
Resona Holdings, Inc.	108,800	866,717
Ricoh Co., Ltd.	27,500	289,656
SBI Holdings, Inc.	14,200	371,337
SCREEN Holdings Co., Ltd.	4,200	278,002
SCSK Corp.	8,100	212,046
Secom Co., Ltd.	21,900	803,827
Seiko Epson Corp.	15,000	208,666
Sekisui Chemical Co., Ltd.	19,700	342,938
Sekisui House, Ltd.	31,000	710,281
Seven & i Holdings Co., Ltd.	115,200	1,703,668
SG Holdings Co., Ltd.	16,700	175,725
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shimadzu Corp.	12,300	$ 315,543
Shimano, Inc.	3,900	550,577
Shin-Etsu Chemical Co., Ltd.	93,000	2,816,408
Shionogi & Co., Ltd.	39,300	658,023
Shiseido Co., Ltd.	20,800	342,375
SMC Corp.	3,000	975,031
SoftBank Corp.	1,489,000	2,248,392
SoftBank Group Corp.	49,700	2,490,214
Sompo Holdings, Inc.	46,400	1,507,400
Sony Group Corp.	320,000	8,439,782
Subaru Corp.	30,500	553,023
Sumitomo Corp.	56,700	1,387,163
Sumitomo Electric Industries, Ltd.	37,200	595,543
Sumitomo Metal Mining Co., Ltd.	12,900	286,997
Sumitomo Mitsui Financial Group, Inc.	194,000	4,613,233
Sumitomo Mitsui Trust Group, Inc.	33,800	833,298
Sumitomo Realty & Development Co., Ltd.	16,100	596,797
Suntory Beverage & Food, Ltd.	7,200	251,179
Suzuki Motor Corp.	81,800	976,874
Sysmex Corp.	26,200	485,867
T&D Holdings, Inc.	25,500	540,569
Taisei Corp.	8,600	465,848
Takeda Pharmaceutical Co., Ltd.	82,800	2,509,249
TDK Corp.	101,100	1,075,840
Terumo Corp.	69,300	1,327,547
TIS, Inc.	11,100	320,703
Toho Co., Ltd.	5,800	331,011
Tokio Marine Holdings, Inc.	92,600	3,696,746
Tokyo Electron, Ltd.	23,300	3,458,823
Tokyo Gas Co., Ltd.	18,200	603,739
Tokyo Metro Co., Ltd.	15,100	191,258
Tokyu Corp.	27,600	335,493
Toppan Holdings, Inc.	12,400	346,815
Toray Industries, Inc.	72,200	459,165
Toyota Industries Corp.	8,500	996,363
Toyota Motor Corp.	493,100	9,411,595
Toyota Tsusho Corp.	33,200	655,966
Trend Micro, Inc.	6,600	472,220
Unicharm Corp.	58,100	538,618
West Japan Railway Co.	23,300	488,228
Yakult Honsha Co., Ltd.	13,300	272,781
Yamaha Motor Co., Ltd.	48,100	377,453
Yaskawa Electric Corp.	11,800	248,990
Yokogawa Electric Corp.	11,900	257,009
Zensho Holdings Co., Ltd.	5,000	310,148
ZOZO, Inc.	21,100	214,571
		201,227,606
Jersey — 0.5%
CVC Capital Partners PLC*†	11,062	195,743
Experian PLC	47,857	2,369,392
Glencore PLC	539,611	1,757,578
WPP PLC	56,133	431,047
		4,753,760
Luxembourg — 0.7%
ArcelorMittal SA	24,406	716,645
Eurofins Scientific SE	7,029	441,777
InPost SA†	11,707	196,282
Spotify Technology SA†	8,015	4,921,050
Tenaris SA	21,499	357,655
		6,633,409

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Macau — 0.0%
Sands China, Ltd.†	126,400	$ 227,845
Netherlands — 5.6%
ABN AMRO Bank NV CVA*	23,840	491,530
Adyen NV*†	1,147	1,842,260
AerCap Holdings NV	10,111	1,071,766
Airbus SE	30,919	5,153,815
Akzo Nobel NV	8,886	559,295
Argenx SE†	3,141	2,021,105
ASM International NV	2,438	1,174,632
ASML Holding NV	20,492	13,522,372
ASR Nederland NV	8,247	517,581
BE Semiconductor Industries NV	4,222	450,740
Davide Campari-Milano NV	32,033	213,522
Euronext NV*	4,068	677,440
EXOR NV	5,174	485,908
Ferrari NV	6,559	2,984,035
Ferrovial SE	24,675	1,198,628
Heineken Holding NV	6,744	525,628
Heineken NV	14,985	1,335,993
IMCD NV	3,076	407,181
ING Groep NV	163,767	3,156,497
JDE Peet's NV	8,890	214,513
Koninklijke Ahold Delhaize NV	47,896	1,960,921
Koninklijke KPN NV	202,352	938,716
Koninklijke Philips NV†	41,571	1,050,661
NN Group NV	13,997	854,666
Prosus NV	71,181	3,300,087
QIAGEN NV	11,223	480,016
Randstad NV	5,647	225,310
Stellantis NV	105,483	972,701
STMicroelectronics NV	35,230	791,023
Universal Music Group NV	42,832	1,254,300
Wolters Kluwer NV	12,411	2,185,597
		52,018,439
New Zealand — 0.2%
Contact Energy, Ltd.	41,519	218,508
Fisher & Paykel Healthcare Corp., Ltd.	30,498	615,937
Infratil, Ltd.	47,854	299,886
Meridian Energy, Ltd.	67,806	220,717
Xero, Ltd.†	7,565	795,626
		2,150,674
Norway — 0.6%
Aker BP ASA	16,443	352,777
DNB Bank ASA	46,596	1,159,145
Equinor ASA	43,595	996,910
Gjensidige Forsikring ASA	10,407	242,684
Kongsberg Gruppen ASA	4,577	733,840
Mowi ASA	24,216	442,496
Norsk Hydro ASA	73,174	384,038
Orkla ASA	36,475	405,301
Salmar ASA	3,435	169,217
Telenor ASA	32,040	481,059
Yara International ASA	8,615	277,577
		5,645,044
Portugal — 0.2%
EDP SA	163,280	642,962
Galp Energia SGPS SA	21,711	335,357
Jeronimo Martins SGPS SA	14,735	355,885
		1,334,204
Security Description	Shares or Principal Amount	Value

Singapore — 1.6%
CapitaLand Ascendas REIT	194,600	$ 396,322
CapitaLand Integrated Commercial Trust	303,800	500,092
CapitaLand Investment, Ltd.	121,800	256,451
DBS Group Holdings, Ltd.	103,700	3,370,389
Genting Singapore, Ltd.	314,600	178,244
Grab Holdings, Ltd., Class A†	119,946	585,337
Keppel, Ltd.	75,800	380,712
Oversea-Chinese Banking Corp., Ltd.	176,100	2,177,486
Sea, Ltd. ADR†	19,058	2,554,725
Sembcorp Industries, Ltd.	46,500	234,974
Singapore Airlines, Ltd.	77,500	398,151
Singapore Technologies Engineering, Ltd.	81,200	460,678
Singapore Telecommunications, Ltd.	386,700	1,119,153
United Overseas Bank, Ltd.	65,700	1,742,476
Wilmar International, Ltd.	100,000	234,285
Yangzijiang Shipbuilding Holdings, Ltd.	134,400	229,471
		14,818,946
Spain — 3.0%
Acciona SA	1,284	186,768
ACS Actividades de Construccion y Servicios SA	9,276	579,009
Aena SME SA*	3,902	978,673
Amadeus IT Group SA	23,441	1,837,085
Banco Bilbao Vizcaya Argentaria SA	299,879	4,097,000
Banco de Sabadell SA	283,070	822,213
Banco Santander SA	788,425	5,521,562
CaixaBank SA	205,332	1,565,934
Cellnex Telecom SA*	27,570	1,113,133
EDP Renovaveis SA	16,412	153,480
Endesa SA	16,527	496,149
Iberdrola SA	303,173	5,459,133
Industria de Diseno Textil SA	56,759	3,037,507
Repsol SA	60,222	737,485
Telefonica SA	206,524	1,057,035
		27,642,166
SupraNational — 0.1%
Unibail-Rodamco-Westfield	6,308	532,521
Sweden — 3.1%
AddTech AB, Class B	13,524	454,181
Alfa Laval AB	15,055	623,196
Assa Abloy AB, Class B	52,152	1,573,382
Atlas Copco AB, Class A	139,763	2,166,829
Atlas Copco AB, Class B	81,217	1,129,753
Beijer Ref AB	20,028	305,015
Boliden AB†	14,232	435,994
Epiroc AB, Class A	34,290	740,753
Epiroc AB, Class B	20,291	397,192
EQT AB	19,374	556,836
Essity AB, Class B	31,753	914,597
Evolution AB*	8,267	576,650
Fastighets AB Balder, Class B†	37,360	267,478
H & M Hennes & Mauritz AB, Class B	29,474	427,069
Hexagon AB, Class B	108,029	1,047,039
Holmen AB, Class B	3,966	156,990
Industrivarden AB, Class A	6,202	217,524
Industrivarden AB, Class C	8,056	282,300
Indutrade AB	14,218	383,638
Investment AB Latour, Class B	7,704	207,874
Investor AB, Class B	90,060	2,658,333
L E Lundbergforetagen AB, Class B	3,954	208,428
Lifco AB, Class B	12,129	469,072
Nibe Industrier AB, Class B	78,855	332,699

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Saab AB, Class B	16,667	$ 772,350
Sagax AB, Class B	11,435	259,330
Sandvik AB	55,479	1,148,554
Securitas AB, Class B	25,590	406,401
Skandinaviska Enskilda Banken AB, Class A	82,569	1,302,327
Skanska AB, Class B	17,707	410,180
SKF AB, Class B	17,748	348,056
Svenska Cellulosa AB SCA, Class B	31,569	409,249
Svenska Handelsbanken AB, Class A	75,894	992,107
Swedbank AB, Class A	44,176	1,096,459
Swedish Orphan Biovitrum AB†	10,188	308,839
Tele2 AB, Class B	28,443	418,604
Telefonaktiebolaget LM Ericsson, Class B	144,539	1,216,966
Telia Co. AB	122,759	459,132
Trelleborg AB, Class B	11,085	381,676
Volvo AB, Class B	82,652	2,245,555
		28,708,607
Switzerland — 10.0%
ABB, Ltd.	82,291	4,306,232
Alcon AG	26,001	2,509,529
Avolta AG	4,574	207,821
Baloise Holding AG	2,145	476,378
Banque Cantonale Vaudoise	1,567	192,517
Barry Callebaut AG	186	166,991
BKW AG	1,099	220,373
Chocoladefabriken Lindt & Spruengli AG	6	849,094
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	49	714,800
Cie Financiere Richemont SA, Class A	27,972	4,922,679
Coca-Cola HBC AG	11,307	587,685
DSM-Firmenich AG	9,677	1,044,954
EMS-Chemie Holding AG	365	268,659
Galderma Group AG	4,951	575,272
Geberit AG	1,739	1,201,403
Givaudan SA	480	2,315,817
Helvetia Holding AG	1,931	424,172
Holcim AG	27,120	3,009,865
Julius Baer Group, Ltd.	10,719	691,439
Kuehne & Nagel International AG	2,513	575,005
Logitech International SA	7,914	594,880
Lonza Group AG	3,758	2,680,025
Nestle SA	136,326	14,492,328
Novartis AG	102,553	11,653,778
Partners Group Holding AG	1,181	1,538,942
Roche Holding AG	36,556	11,927,704
Roche Holding AG (BR)	1,665	580,183
Sandoz Group AG	21,750	942,891
Schindler Holding AG	1,222	432,331
Schindler Holding AG (Participation Certificate)	2,119	772,273
SGS SA	7,888	771,454
SIG Group AG	15,912	306,730
Sika AG	7,933	1,978,084
Sonova Holding AG	2,637	809,615
Straumann Holding AG	5,808	708,275
Swatch Group AG	1,506	259,378
Swiss Life Holding AG	1,495	1,488,932
Swiss Prime Site AG	4,023	566,881
Swiss Re AG	15,694	2,809,461
Swisscom AG	1,348	898,286
Temenos AG	2,934	209,736
UBS Group AG	171,135	5,160,902
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
VAT Group AG*	1,405	$ 500,989
Zurich Insurance Group AG	7,615	5,373,449
		92,718,192
United Kingdom — 14.2%
3i Group PLC	50,648	2,857,892
Admiral Group PLC	13,547	588,202
Anglo American PLC	66,118	1,787,864
Antofagasta PLC	20,519	446,555
Ashtead Group PLC	22,698	1,206,961
Associated British Foods PLC	17,065	469,406
AstraZeneca PLC	80,679	11,534,849
Auto Trader Group PLC*	46,221	516,937
Aviva PLC	139,325	1,039,800
BAE Systems PLC	156,611	3,620,172
Barclays PLC	750,291	2,967,743
Barratt Redrow PLC	71,726	445,255
BP PLC	838,848	3,916,121
British American Tobacco PLC	103,413	4,476,348
BT Group PLC	336,753	779,999
Bunzl PLC	17,208	538,928
Centrica PLC	264,206	563,900
Coca-Cola Europacific Partners PLC	10,779	978,086
Compass Group PLC	88,322	2,963,857
Croda International PLC	6,902	271,442
Diageo PLC	115,781	3,227,986
GSK PLC	215,683	4,264,186
Haleon PLC	471,071	2,363,027
Halma PLC	19,754	725,549
Hikma Pharmaceuticals PLC	8,659	229,066
HSBC Holdings PLC	929,986	10,311,750
Imperial Brands PLC	41,261	1,690,348
Informa PLC	69,216	671,353
InterContinental Hotels Group PLC	8,246	872,782
Intertek Group PLC	8,398	513,042
J Sainsbury PLC	91,280	324,559
JD Sports Fashion PLC	134,846	141,216
Kingfisher PLC	94,340	361,088
Land Securities Group PLC	36,823	290,764
Legal & General Group PLC	306,638	958,300
Lloyds Banking Group PLC	3,154,068	3,080,273
London Stock Exchange Group PLC	24,888	3,855,810
M&G PLC	118,820	328,421
Marks & Spencer Group PLC	106,746	553,393
Melrose Industries PLC	66,899	386,582
Mondi PLC	22,968	346,805
National Grid PLC	254,553	3,674,001
NatWest Group PLC	398,138	2,537,323
Next PLC	6,114	1,004,665
Pearson PLC	31,201	497,524
Phoenix Group Holdings PLC	36,536	290,932
Prudential PLC	137,860	1,454,743
Reckitt Benckiser Group PLC	35,692	2,301,280
RELX PLC	96,763	5,244,645
Rentokil Initial PLC	131,359	599,763
Rio Tinto PLC	58,674	3,477,326
Rolls-Royce Holdings PLC	442,533	4,448,001
Sage Group PLC	52,162	860,265
Schroders PLC	41,774	182,828
Segro PLC	66,873	606,562
Severn Trent PLC	14,059	522,747
Shell PLC	317,157	10,315,392
Smith & Nephew PLC	43,222	607,125

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smiths Group PLC	17,837	$ 443,099
Spirax Group PLC	3,830	299,874
SSE PLC	57,418	1,294,735
Standard Chartered PLC	107,014	1,534,566
Tesco PLC	350,747	1,732,803
Unilever PLC	128,934	8,177,411
United Utilities Group PLC	35,481	533,145
Vodafone Group PLC	1,058,072	1,033,034
Whitbread PLC	9,180	317,233
Wise PLC, Class A†	34,667	452,074
		131,909,713
Total Common Stocks (cost $709,466,336)		912,710,341
RIGHTS — 0.0%
Spain — 0.0%
EDP Renovaveis SA† Expires 05/05/2025 (cost $1,468)	15,333	1,563
Total Long-Term Investment Securities (cost $709,467,804)		912,711,904
REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $24,947,672 and collateralized by $19,166,700 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $25,445,692 (cost $24,946,730)	$24,946,730	24,946,730
TOTAL INVESTMENTS (cost $734,414,534)	101.1%	937,658,634
Other assets less liabilities	(1.1)	(9,758,970)
NET ASSETS	100.0%	$927,899,664
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $11,147,041 representing 1.2% of net assets.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Banks	13.8%
Pharmaceuticals	8.1
Insurance	6.6
Food	3.7
Telecommunications	3.3
Oil & Gas	3.1
Aerospace/Defense	3.1
Electric	2.8
Auto Manufacturers	2.7
Semiconductors	2.7
Repurchase Agreements	2.7
Commercial Services	2.7
Software	2.7
Retail	2.5
Chemicals	2.4
Healthcare-Products	2.3
Cosmetics/Personal Care	2.2

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Mining	1.9%
Machinery-Construction & Mining	1.9
Apparel	1.8
Internet	1.8
Machinery-Diversified	1.6
Distribution/Wholesale	1.6
Diversified Financial Services	1.5
Electronics	1.5
Building Materials	1.5
Beverages	1.4
Engineering & Construction	1.4
Transportation	1.2
Miscellaneous Manufacturing	1.2
Home Furnishings	1.1
Computers	1.1
Electrical Components & Equipment	1.0
Agriculture	0.9
REITS	0.9
Real Estate	0.8
Biotechnology	0.7
Auto Parts & Equipment	0.6
Toys/Games/Hobbies	0.6
Private Equity	0.6
Healthcare-Services	0.6
Entertainment	0.5
Investment Companies	0.5
Gas	0.4
Iron/Steel	0.3
Household Products/Wares	0.3
Food Service	0.3
Leisure Time	0.3
Water	0.3
Hand/Machine Tools	0.2
Home Builders	0.2
Lodging	0.2
Office/Business Equipment	0.2
Media	0.2
Metal Fabricate/Hardware	0.1
Advertising	0.1
Forest Products & Paper	0.1
Airlines	0.1
Shipbuilding	0.1
Energy-Alternate Sources	0.1
101.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$912,710,341	$—	$—	$912,710,341
Rights	1,563	—	—	1,563
Repurchase Agreements	—	24,946,730	—	24,946,730
Total Investments at Value	$912,711,904	$24,946,730	$—	$937,658,634
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Aerospace/Defense — 2.1%
Kratos Defense & Security Solutions, Inc.†	57,702	$ 1,949,462
Loar Holdings, Inc.†	12,233	1,156,997
Moog, Inc., Class A	13,699	2,291,158
		5,397,617
Banks — 2.0%
Bancorp, Inc.†	53,165	2,568,401
Western Alliance Bancorp	38,551	2,687,390
		5,255,791
Biotechnology — 5.8%
ADMA Biologics, Inc.†	162,293	3,862,574
Blueprint Medicines Corp.†	21,920	1,961,840
Guardant Health, Inc.†	48,288	2,280,642
Halozyme Therapeutics, Inc.†	36,295	2,229,239
Insmed, Inc.†	40,097	2,886,984
Vericel Corp.†	51,350	1,952,327
		15,173,606
Building Materials — 2.4%
Armstrong World Industries, Inc.	14,051	2,037,676
AZEK Co., Inc.†	51,195	2,537,224
Eagle Materials, Inc.	7,941	1,797,763
		6,372,663
Chemicals — 0.7%
Element Solutions, Inc.	88,391	1,804,060
Commercial Services — 4.2%
API Group Corp.†	57,959	2,192,589
Bright Horizons Family Solutions, Inc.†	22,681	2,844,651
CBIZ, Inc.†	33,158	2,258,060
Stride, Inc.†	25,099	3,570,333
		10,865,633
Computers — 3.7%
CyberArk Software, Ltd.†	7,242	2,550,343
ExlService Holdings, Inc.†	58,213	2,822,166
PAR Technology Corp.†	35,709	2,085,406
WNS Holdings, Ltd.†	38,506	2,330,383
		9,788,298
Cosmetics/Personal Care — 1.4%
Prestige Consumer Healthcare, Inc.†	46,173	3,750,633
Distribution/Wholesale — 0.7%
SiteOne Landscape Supply, Inc.†	16,708	1,918,245
Diversified Financial Services — 8.0%
FTAI Aviation, Ltd.	9,956	1,066,387
Hamilton Lane, Inc., Class A	21,885	3,381,014
Mr. Cooper Group, Inc.†	19,130	2,276,661
PennyMac Financial Services, Inc.	29,520	2,876,429
Piper Sandler Cos.	11,122	2,681,737
StepStone Group, Inc., Class A	55,556	2,778,356
TMX Group, Ltd.	96,951	3,929,096
Upstart Holdings, Inc.†	39,448	1,885,614
		20,875,294
Electric — 1.0%
Talen Energy Corp.†	11,814	2,540,955
Electrical Components & Equipment — 0.5%
Hammond Power Solutions, Inc.	18,914	1,259,470
Security Description	Shares or Principal Amount	Value

Electronics — 3.3%
Atmus Filtration Technologies, Inc.	56,034	$ 1,942,699
ESCO Technologies, Inc.	12,687	1,984,881
Itron, Inc.†	23,225	2,584,710
nVent Electric PLC	38,651	2,122,327
		8,634,617
Engineering & Construction — 1.4%
Construction Partners, Inc., Class A†	24,236	1,990,745
Everus Construction Group, Inc.†	41,954	1,688,229
		3,678,974
Environmental Control — 2.5%
Casella Waste Systems, Inc., Class A†	21,483	2,523,178
Clean Harbors, Inc.†	19,258	4,120,057
		6,643,235
Food — 1.4%
Post Holdings, Inc.†	31,834	3,602,654
Healthcare-Products — 8.2%
BioLife Solutions, Inc.†	105,602	2,546,064
CareDx, Inc.†	63,553	1,072,775
Glaukos Corp.†	28,201	2,657,944
Integer Holdings Corp.†	22,582	2,852,332
Lantheus Holdings, Inc.†	33,775	3,524,084
Merit Medical Systems, Inc.†	30,764	2,905,660
Repligen Corp.†	15,689	2,164,925
TransMedics Group, Inc.†	21,952	2,019,804
UFP Technologies, Inc.†	7,936	1,654,973
		21,398,561
Healthcare-Services — 3.6%
Encompass Health Corp.	36,846	4,310,614
HealthEquity, Inc.†	29,046	2,489,823
Tenet Healthcare Corp.†	19,018	2,718,623
		9,519,060
Home Builders — 1.3%
Cavco Industries, Inc.†	7,061	3,487,075
Insurance — 0.7%
Root, Inc., Class A†	13,448	1,878,282
Internet — 2.8%
Cargurus, Inc.†	62,134	1,737,267
Maplebear, Inc.†	59,573	2,376,367
Q2 Holdings, Inc.†	41,588	3,295,849
		7,409,483
Iron/Steel — 1.4%
Carpenter Technology Corp.	18,554	3,629,348
Leisure Time — 1.0%
Planet Fitness, Inc., Class A†	26,431	2,500,108
Lodging — 1.4%
Travel & Leisure Co.	30,264	1,329,497
Wyndham Hotels & Resorts, Inc.	25,783	2,199,290
		3,528,787
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	5,484	598,414
Machinery-Diversified — 3.1%
Applied Industrial Technologies, Inc.	12,062	2,934,443

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Esab Corp.	23,046	$ 2,768,286
Zurn Elkay Water Solutions Corp.	67,665	2,297,903
		8,000,632
Metal Fabricate/Hardware — 1.4%
RBC Bearings, Inc.†	10,922	3,588,642
Miscellaneous Manufacturing — 1.9%
Enpro, Inc.	12,996	1,941,603
Federal Signal Corp.	36,054	2,935,877
		4,877,480
Oil & Gas — 1.8%
Antero Resources Corp.†	50,310	1,752,297
Permian Resources Corp.	125,380	1,479,484
Range Resources Corp.	45,920	1,558,066
		4,789,847
Oil & Gas Services — 0.8%
TechnipFMC PLC	70,855	1,995,985
Pharmaceuticals — 3.1%
Ascendis Pharma A/S ADR†	16,730	2,851,461
BellRing Brands, Inc.†	37,857	2,920,289
Madrigal Pharmaceuticals, Inc.†	6,593	2,201,469
		7,973,219
REITS — 1.5%
EastGroup Properties, Inc.	9,848	1,609,360
Terreno Realty Corp.	38,848	2,188,308
		3,797,668
Retail — 5.9%
Boot Barn Holdings, Inc.†	19,374	2,021,483
Freshpet, Inc.†	14,819	1,089,789
Murphy USA, Inc.	5,521	2,752,605
Ollie's Bargain Outlet Holdings, Inc.†	30,652	3,252,484
Shake Shack, Inc., Class A†	28,156	2,470,407
Sweetgreen, Inc., Class A†	29,472	574,115
Texas Roadhouse, Inc.	14,287	2,371,070
Wingstop, Inc.	2,893	763,434
		15,295,387
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.7%
Impinj, Inc.†	15,630	$ 1,439,992
Lattice Semiconductor Corp.†	34,656	1,695,718
MACOM Technology Solutions Holdings, Inc.†	23,815	2,470,806
Power Integrations, Inc.	35,046	1,721,460
SiTime Corp.†	15,426	2,265,462
		9,593,438
Software — 11.1%
ACI Worldwide, Inc.†	49,066	2,618,162
Agilysys, Inc.†	19,785	1,471,015
Alignment Healthcare, Inc.†	51,536	913,218
AvePoint, Inc.†	93,298	1,525,422
BILL Holdings, Inc.†	38,844	1,770,121
Braze, Inc., Class A†	20,867	649,590
Cellebrite DI, Ltd.†	113,588	2,247,906
Clearwater Analytics Holdings, Inc., Class A†	101,697	2,312,590
Commvault Systems, Inc.†	12,967	2,167,175
Descartes Systems Group, Inc.†	23,525	2,479,300
DigitalOcean Holdings, Inc.†	66,517	2,055,375
Intapp, Inc.†	29,623	1,607,344
nCino, Inc.†	86,134	1,998,309
Procore Technologies, Inc.†	29,968	1,920,649
ServiceTitan, Inc.†	10,376	1,199,569
Vertex, Inc., Class A†	48,111	1,925,883
		28,861,628
Telecommunications — 0.4%
Harmonic, Inc.†	115,124	1,033,813
Transportation — 0.6%
Saia, Inc.†	6,924	1,689,456
TOTAL INVESTMENTS (cost $230,522,292)	97.0%	253,008,058
Other assets less liabilities	3.0	7,939,654
NET ASSETS	100.0%	$260,947,712
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$253,008,058	$—	$—	$253,008,058
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 3.4%
Howmet Aerospace, Inc.	109,240	$ 15,138,479
Beverages — 2.4%
Monster Beverage Corp.†	178,534	10,733,464
Biotechnology — 3.0%
Argenx SE ADR†	11,699	7,547,493
Vertex Pharmaceuticals, Inc.†	11,236	5,724,742
		13,272,235
Computers — 4.5%
Apple, Inc.	95,546	20,303,525
Diversified Financial Services — 7.1%
Intercontinental Exchange, Inc.	44,606	7,492,470
Mastercard, Inc., Class A	44,450	24,361,267
		31,853,737
Electrical Components & Equipment — 1.9%
Eaton Corp. PLC	28,766	8,467,847
Entertainment — 2.0%
DraftKings, Inc., Class A†	269,473	8,970,756
Healthcare-Products — 2.4%
Danaher Corp.	53,793	10,722,559
Healthcare-Services — 2.2%
UnitedHealth Group, Inc.	23,718	9,758,534
Insurance — 1.4%
Progressive Corp.	22,668	6,386,482
Internet — 25.2%
Alphabet, Inc., Class C	109,447	17,608,928
Amazon.com, Inc.†	196,865	36,305,843
Booking Holdings, Inc.	2,443	12,457,541
DoorDash, Inc., Class A†	35,567	6,860,519
MercadoLibre, Inc.†	4,930	11,491,090
Meta Platforms, Inc., Class A	40,765	22,379,985
Shopify, Inc., Class A†	58,740	5,580,300
		112,684,206
Lodging — 1.0%
Las Vegas Sands Corp.	124,822	4,577,223
Pharmaceuticals — 5.1%
Eli Lilly & Co.	18,385	16,527,195
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Madrigal Pharmaceuticals, Inc.†	13,391	$ 4,471,389
Vaxcyte, Inc.†	47,507	1,702,651
		22,701,235
Private Equity — 2.2%
Blackstone, Inc.	73,987	9,744,828
REITS — 1.5%
American Tower Corp.	30,655	6,909,944
Retail — 0.8%
Chipotle Mexican Grill, Inc.†	74,743	3,776,016
Semiconductors — 16.1%
ASML Holding NV	10,079	6,733,578
Broadcom, Inc.	107,613	20,712,274
Marvell Technology, Inc.	125,326	7,315,279
NVIDIA Corp.	239,639	26,101,480
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,427	11,072,717
		71,935,328
Software — 15.8%
Datadog, Inc., Class A†	75,000	7,662,000
Microsoft Corp.	122,211	48,305,120
Oracle Corp.	106,595	15,000,048
		70,967,168
Total Long-Term Investment Securities (cost $291,356,525)		438,903,566
SHORT-TERM INVESTMENTS — 2.4%
U.S. Government — 2.4%
United States Treasury Bills
4.20%, 05/01/2025 (cost $10,600,000)	$10,600,000	10,600,000
TOTAL INVESTMENTS (cost $301,956,525)	100.4%	449,503,566
Other assets less liabilities	(0.4)	(1,663,214)
NET ASSETS	100.0%	$447,840,352
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$438,903,566	$—	$—	$438,903,566
Short-Term Investments	—	10,600,000	—	10,600,000
Total Investments at Value	$438,903,566	$10,600,000	$—	$449,503,566
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.3%
Advertising — 0.0%
Dentsu Group, Inc.	400	$ 8,320
Publicis Groupe SA	441	44,593
WPP PLC	2,074	15,926
		68,839
Aerospace/Defense — 1.4%
Airbus SE	5,639	939,951
BAE Systems PLC	5,855	135,342
Dassault Aviation SA	39	14,005
Elbit Systems, Ltd.	45	17,288
General Dynamics Corp.	963	262,052
Howmet Aerospace, Inc.	7,091	982,671
Kawasaki Heavy Industries, Ltd.	300	17,770
Leonardo SpA	778	40,366
Melrose Industries PLC	2,354	13,603
MTU Aero Engines AG	101	34,772
Northrop Grumman Corp.	2,063	1,003,649
Rheinmetall AG	84	142,644
Rolls-Royce Holdings PLC	16,491	165,755
RTX Corp.	2,793	352,281
Saab AB, Class B	691	32,021
Safran SA	5,711	1,507,442
Singapore Technologies Engineering, Ltd.	3,200	18,155
Thales SA	181	50,216
		5,729,983
Agriculture — 0.2%
British American Tobacco PLC	3,843	166,348
Imperial Brands PLC	1,628	66,695
Japan Tobacco, Inc.	2,200	67,809
Philip Morris International, Inc.	3,125	535,500
Wilmar International, Ltd.	3,800	8,903
		845,255
Airlines — 0.1%
ANA Holdings, Inc.	400	7,654
International Consolidated Airlines Group SA	7,076	24,518
Japan Airlines Co., Ltd.	200	3,611
Qantas Airways, Ltd.	1,189	6,740
Singapore Airlines, Ltd.	2,800	14,385
Southwest Airlines Co.	5,884	164,517
		221,425
Apparel — 0.6%
adidas AG	307	70,148
Asics Corp.	1,400	30,197
Columbia Sportswear Co.	651	40,473
Hermes International S.C.A.	66	178,771
Kering SA	139	28,082
Kontoor Brands, Inc.	1,764	106,105
LPP SA	2	8,148
LVMH Moet Hennessy Louis Vuitton SE	3,325	1,837,787
		2,299,711
Auto Manufacturers — 1.1%
Bayerische Motoren Werke AG	549	46,210
Bayerische Motoren Werke AG (Preference Shares)	115	9,204
Daimler Truck Holding AG	934	37,202
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	214	10,689
Ferrari NV	218	99,180
Honda Motor Co., Ltd.	8,700	88,412
Isuzu Motors, Ltd.	1,100	14,821
Kia Corp.	4,165	264,872
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Mercedes-Benz Group AG	1,398	$ 83,098
Nissan Motor Co., Ltd.†	4,000	9,554
Stellantis NV	3,923	36,176
Subaru Corp.	1,200	21,758
Suzuki Motor Corp.	3,500	41,798
Tesla, Inc.†	6,209	1,751,931
Toyota Motor Corp.	22,200	423,722
Volkswagen AG (Preference Shares)	388	41,950
Volvo AB, Class A	327	8,905
Volvo AB, Class B	58,499	1,589,347
		4,578,829
Auto Parts & Equipment — 0.4%
Aisin Corp.	1,000	12,669
Bridgestone Corp.	14,000	586,613
Cie Generale des Etablissements Michelin SCA	23,521	857,195
Continental AG	209	16,204
Denso Corp.	3,800	49,101
Gentex Corp.	6,638	144,576
Niterra Co., Ltd.	500	15,534
Pirelli & C SpA*	516	3,171
Sumitomo Electric Industries, Ltd.	1,600	25,615
Toyota Industries Corp.	400	46,888
		1,757,566
Banks — 4.8%
ANZ Group Holdings, Ltd.	5,816	111,242
Banca Mediolanum SpA	296	4,399
Banco Bilbao Vizcaya Argentaria SA	11,165	152,538
Banco BPM SpA	2,533	28,104
Banco Santander SA	29,273	205,007
Bank Central Asia Tbk PT	583,400	310,151
Bank Hapoalim BM	2,455	36,070
Bank Leumi Le-Israel BM	2,939	41,941
Bank of America Corp.	37,477	1,494,583
Bank Polska Kasa Opieki SA	407	20,281
Barclays PLC	28,049	110,947
BAWAG Group AG*	154	16,879
BNP Paribas SA	2,010	169,160
CaixaBank SA	7,004	53,415
Chiba Bank, Ltd.	1,600	14,111
Columbia Banking System, Inc.	5,687	127,503
Commerzbank AG	1,808	47,559
Commonwealth Bank of Australia	3,247	346,506
Computershare, Ltd.	1,103	28,770
Concordia Financial Group, Ltd.	2,500	16,055
Credit Agricole SA	2,372	44,311
Danske Bank A/S	1,275	44,448
DBS Group Holdings, Ltd.	46,580	1,513,912
Deutsche Bank AG	3,591	93,484
DNB Bank ASA	1,434	35,673
Erste Group Bank AG	594	40,005
Fifth Third Bancorp	3,358	120,687
FinecoBank Banca Fineco SpA	1,179	23,460
First Citizens BancShares, Inc., Class A	243	432,331
Goldman Sachs Group, Inc.	608	332,910
Hang Seng Bank, Ltd.	1,400	19,550
HDFC Bank, Ltd. ADR	9,806	712,798
HSBC Holdings PLC	34,603	383,680
ING Bank Slaski SA	65	5,632
ING Groep NV	6,016	115,954
Intesa Sanpaolo SpA	30,367	161,067
Israel Discount Bank, Ltd., Class A	2,388	17,901

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Japan Post Bank Co., Ltd.	2,500	$ 25,546
KBC Group NV	6,465	593,674
Lloyds Banking Group PLC	118,377	115,607
M&T Bank Corp.	3,322	563,943
Macquarie Group, Ltd.	674	83,518
Mediobanca Banca di Credito Finanziario SpA	1,133	23,084
Mitsubishi UFJ Financial Group, Inc.	48,500	611,762
Mizrahi Tefahot Bank, Ltd.	293	14,874
Mizuho Financial Group, Inc.	4,840	121,186
Morgan Stanley	7,513	867,150
National Australia Bank, Ltd.	5,932	137,285
NatWest Group PLC	95,092	606,019
Nordea Bank Abp	5,856	79,974
Northern Trust Corp.	3,792	356,372
Oversea-Chinese Banking Corp., Ltd.	6,300	77,900
PNC Financial Services Group, Inc.	1,510	242,642
Powszechna Kasa Oszczednosci Bank Polski SA	1,654	31,672
Raiffeisen Bank International AG	285	7,581
Regions Financial Corp.	15,305	312,375
Resona Holdings, Inc.	4,400	35,051
Santander Bank Polska SA	67	10,231
Skandinaviska Enskilda Banken AB, Class A	2,691	42,444
Skandinaviska Enskilda Banken AB, Class C	40	674
Societe Generale SA	1,389	71,753
Standard Chartered PLC	3,678	52,742
State Street Corp.	4,272	376,363
Sumitomo Mitsui Financial Group, Inc.	7,500	178,347
Sumitomo Mitsui Trust Group, Inc.	1,400	34,515
Svenska Handelsbanken AB, Class A	2,674	34,955
Svenska Handelsbanken AB, Class B	66	1,295
Swedbank AB, Class A	1,916	47,556
UBS Group AG	20,733	625,243
UniCredit SpA	19,139	1,105,112
United Overseas Bank, Ltd.	2,600	68,956
US Bancorp	15,123	610,062
Wells Fargo & Co.	53,737	3,815,864
Westpac Banking Corp.	6,668	140,266
		19,556,617
Beverages — 0.8%
Anheuser-Busch InBev SA NV	1,898	123,849
Asahi Group Holdings, Ltd.	3,100	42,766
Budweiser Brewing Co. APAC, Ltd.*	3,400	3,604
Carlsberg A/S, Class B	179	24,336
Coca-Cola Europacific Partners PLC	397	36,024
Coca-Cola HBC AG	395	20,530
Constellation Brands, Inc., Class A	933	174,975
Davide Campari-Milano NV	1,073	7,152
Diageo PLC	13,006	362,608
Endeavour Group, Ltd.	2,560	6,543
Heineken Holding NV	254	19,797
Heineken NV	14,524	1,294,892
JDE Peet's NV	225	5,429
Keurig Dr Pepper, Inc.	10,314	356,761
Kirin Holdings Co., Ltd.	1,800	27,180
PepsiCo, Inc.	1,447	196,184
Pernod Ricard SA	6,241	673,217
Suntory Beverage & Food, Ltd.	300	10,466
Treasury Wine Estates, Ltd.	1,565	8,962
		3,395,275
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc.†	841	$ 221,385
Argenx SE†	59	37,964
Argenx SE†	60	38,607
Blueprint Medicines Corp.†	1,334	119,393
CSL, Ltd.	982	157,966
Genmab A/S†	128	27,003
Insmed, Inc.†	2,503	180,216
Regeneron Pharmaceuticals, Inc.	2,205	1,320,266
Vertex Pharmaceuticals, Inc.†	2,678	1,364,441
		3,467,241
Building Materials — 1.3%
AGC, Inc.	400	12,458
Buzzi SpA	163	8,516
Carrier Global Corp.	8,419	526,524
Cie de Saint-Gobain SA	887	95,962
Daikin Industries, Ltd.	600	68,380
Eagle Materials, Inc.	692	156,662
Fortune Brands Innovations, Inc.	3,841	206,723
Geberit AG	67	46,287
Hayward Holdings, Inc.†	2,058	27,433
Heidelberg Materials AG	254	50,139
Holcim AG	957	106,211
James Hardie Industries PLC CDI†	836	19,813
Kingspan Group PLC	3,194	268,841
Martin Marietta Materials, Inc.	503	263,562
Mohawk Industries, Inc.†	2,185	232,375
Nibe Industrier AB, Class B	3,165	13,354
Sika AG	312	77,797
Svenska Cellulosa AB SCA, Class B	1,084	14,053
TOTO, Ltd.	300	7,961
Trane Technologies PLC	5,307	2,034,226
Vulcan Materials Co.	4,657	1,221,671
		5,458,948
Chemicals — 0.7%
Air Liquide SA	5,214	1,066,511
Akzo Nobel NV	328	20,645
Asahi Kasei Corp.	2,700	18,770
Axalta Coating Systems, Ltd.†	8,164	265,330
BASF SE	1,731	87,518
Covestro AG*†	351	23,365
Croda International PLC	250	9,832
DSM-Firmenich AG	418	45,137
EMS-Chemie Holding AG	16	11,777
Givaudan SA	19	91,668
ICL Group, Ltd.	1,400	9,336
Linde PLC	2,059	933,200
Mitsubishi Chemical Group Corp.	2,800	13,532
Nippon Paint Holdings Co., Ltd.	1,900	14,418
Nippon Sanso Holdings Corp.	400	12,771
Nissan Chemical Corp.	200	5,826
Nitto Denko Corp.	1,300	22,735
Novonesis (Novozymes), Class B	684	44,233
Shin-Etsu Chemical Co., Ltd.	3,700	112,051
Syensqo SA	143	10,144
Symrise AG	240	27,610
Toray Industries, Inc.	3,300	20,987
Yara International ASA	316	10,181
		2,877,577
Commercial Services — 0.8%
Adyen NV*†	58	93,157
Ashtead Group PLC	849	45,145

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Atlas Arteria, Ltd.	2,102	$ 6,961
Brambles, Ltd.	2,685	35,292
Bright Horizons Family Solutions, Inc.†	1,115	139,843
Bureau Veritas SA	609	19,235
Corpay, Inc.†	781	254,114
Dai Nippon Printing Co., Ltd.	900	12,533
Experian PLC	1,774	87,831
Intertek Group PLC	312	19,060
Moody's Corp.	766	347,090
Nexi SpA*†	1,047	6,101
Quanta Services, Inc.	1,261	369,082
Recruit Holdings Co., Ltd.	2,900	161,084
RELX PLC	3,585	194,310
RELX PLC (XAMS)	11,768	636,974
Rentokil Initial PLC	4,673	21,336
Secom Co., Ltd.	900	33,034
Securitas AB, Class B	1,020	16,199
SGS SA	296	28,949
Toppan Holdings, Inc.	500	13,985
TransUnion	1,438	119,297
Transurban Group	5,958	53,849
WillScot Holdings Corp.	10,120	254,214
Wise PLC, Class A†	1,344	17,526
Wolters Kluwer NV	454	79,950
		3,066,151
Computers — 2.6%
Accenture PLC, Class A	1,286	384,707
Apple, Inc.	40,880	8,687,000
Capgemini SE	320	50,697
Cognizant Technology Solutions Corp., Class A	2,907	213,868
Crowdstrike Holdings, Inc., Class A†	751	322,082
Fujitsu, Ltd.	3,500	77,133
Hewlett Packard Enterprise Co.	17,196	278,919
Infosys, Ltd. ADR	21,047	370,427
NEC Corp.	2,500	60,778
Nomura Research Institute, Ltd.	700	26,398
NTT Data Group Corp.	1,100	21,753
Obic Co., Ltd.	600	20,944
Otsuka Corp.	400	8,871
SCSK Corp.	300	7,854
Western Digital Corp.†	4,251	186,449
		10,717,880
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	190	26,690
e.l.f. Beauty, Inc.†	635	39,288
Essity AB, Class A	43	1,235
Essity AB, Class B	1,171	33,729
Haleon PLC	12,962	65,021
Kao Corp.	900	38,441
L'Oreal SA	470	206,054
Procter & Gamble Co.	1,777	288,887
Shiseido Co., Ltd.	800	13,168
Unicharm Corp.	2,100	19,468
Unilever PLC	4,804	304,685
		1,036,666
Distribution/Wholesale — 0.4%
Azelis Group NV	216	3,338
Bunzl PLC	627	19,637
Copart, Inc.†	5,529	337,435
D'ieteren Group	39	7,763
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
ITOCHU Corp.	12,900	$ 657,000
Marubeni Corp.	3,200	56,578
Mitsubishi Corp.	7,700	146,051
Mitsui & Co., Ltd.	5,600	113,504
Pool Corp.	400	117,256
SGH, Ltd.	385	12,589
Sumitomo Corp.	2,400	58,716
Toyota Tsusho Corp.	1,400	27,661
		1,557,528
Diversified Financial Services — 3.4%
Air Lease Corp.	2,208	103,246
American Express Co.	5,697	1,517,738
Ameriprise Financial, Inc.	2,453	1,155,412
Amundi SA*	92	7,228
ASX, Ltd.	373	16,899
Capital One Financial Corp.	2,789	502,745
Charles Schwab Corp.	17,685	1,439,559
CME Group, Inc.	5,009	1,387,894
Daiwa Securities Group, Inc.	2,700	17,641
Deutsche Boerse AG	2,540	815,754
Discover Financial Services	383	69,963
Hong Kong Exchanges & Clearing, Ltd.	28,800	1,265,542
Interactive Brokers Group, Inc., Class A	1,280	219,968
Intercontinental Exchange, Inc.	766	128,665
Japan Exchange Group, Inc.	56,900	633,549
Julius Baer Group, Ltd.	381	24,577
London Stock Exchange Group PLC	3,935	609,636
Mastercard, Inc., Class A	6,654	3,646,791
Mitsubishi HC Capital, Inc.	1,500	10,559
Nomura Holdings, Inc.	5,700	31,542
Nordnet AB	303	7,962
ORIX Corp.	2,200	43,868
Raymond James Financial, Inc.	640	87,706
SBI Holdings, Inc.	600	15,690
Schroders PLC	1,788	7,825
Singapore Exchange, Ltd.	1,500	16,492
Tokyo Century Corp.	500	5,256
Tradeweb Markets, Inc., Class A	1,234	170,662
		13,960,369
Electric — 2.0%
A2A SpA	3,012	7,640
Chubu Electric Power Co., Inc.	1,500	19,429
CLP Holdings, Ltd.	3,000	25,646
Dominion Energy, Inc.	8,841	480,774
E.ON SE	4,292	74,951
Edison International	4,432	237,156
EDP Renovaveis SA	473	4,423
EDP SA	5,467	21,528
Elia Group SA	78	8,447
Endesa SA	611	18,343
Enel SpA	15,048	130,308
Engie SA	3,576	73,669
Entergy Corp.	5,449	453,193
EVN AG	67	1,753
Fortum Oyj	845	14,115
Hera SpA	1,700	8,023
Iberdrola SA	33,772	608,121
Kansai Electric Power Co., Inc.	2,000	24,549
Mercury NZ, Ltd.	1,266	4,196
Meridian Energy, Ltd.	2,388	7,773
National Grid PLC	9,474	136,740

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
NextEra Energy, Inc.	24,560	$ 1,642,573
Origin Energy, Ltd.	3,324	22,655
Orsted A/S*†	364	14,463
PG&E Corp.	59,768	987,367
Power Assets Holdings, Ltd.	2,500	16,553
Public Service Enterprise Group, Inc.	1,414	113,021
Redeia Corp. SA	731	15,320
RWE AG	1,311	50,793
Southern Co.	27,151	2,494,905
SSE PLC	2,109	47,556
Terna - Rete Elettrica Nazionale	2,713	26,948
Tokyo Electric Power Co. Holdings, Inc.†	1,500	4,575
Verbund AG	134	10,277
Xcel Energy, Inc.	2,820	199,374
		8,007,157
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	1,456	246,908
Brother Industries, Ltd.	500	8,779
Eaton Corp. PLC	7,529	2,216,312
Fujikura, Ltd.	500	18,349
Legrand SA	4,353	474,884
Schneider Electric SE	1,047	242,201
		3,207,433
Electronics — 0.6%
ABB, Ltd.	3,090	161,698
Assa Abloy AB, Class B	2,044	61,666
Garmin, Ltd.	1,032	192,850
Halma PLC	733	26,922
Hoya Corp.	9,900	1,161,855
Jabil, Inc.	1,465	214,710
Kyocera Corp.	2,500	29,585
Mettler-Toledo International, Inc.†	95	101,704
Minebea Mitsumi, Inc.	700	10,252
Murata Manufacturing Co., Ltd.	3,500	54,196
NIDEC Corp.	1,800	31,888
Sartorius AG (Preference Shares)	48	12,349
SCREEN Holdings Co., Ltd.	200	13,238
Shimadzu Corp.	500	12,827
TD SYNNEX Corp.	3,261	361,319
TDK Corp.	3,600	38,309
Yokogawa Electric Corp.	500	10,799
		2,496,167
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	1,913	25,334
Engineering & Construction — 0.2%
Ackermans & van Haaren NV	43	10,483
ACS Actividades de Construccion y Servicios SA	391	24,406
Aena SME SA*	142	35,615
Aeroports de Paris SA	55	6,841
Auckland International Airport, Ltd.	2,931	13,092
Bouygues SA	399	17,493
Cellnex Telecom SA*	1,140	46,027
CK Infrastructure Holdings, Ltd.	1,000	6,744
Ferrovial SE	945	45,905
Infrastrutture Wireless Italiane SpA*	678	8,095
Kajima Corp.	900	21,446
Keppel, Ltd.	3,000	15,068
Obayashi Corp.	1,300	20,153
Shimizu Corp.	1,200	12,803
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Skanska AB, Class B	610	$ 14,131
Taisei Corp.	300	16,251
Vinci SA	3,362	466,940
Worley, Ltd.	693	5,522
		787,015
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,228	52,576
Entain PLC	1,232	10,469
Evolution AB*	364	25,390
Flutter Entertainment PLC†	676	162,909
Genting Singapore, Ltd.	11,100	6,289
Lottery Corp., Ltd.	4,296	14,365
Oriental Land Co., Ltd.	2,100	44,547
Toho Co., Ltd.	200	11,414
Universal Music Group NV	1,837	53,795
		381,754
Food — 0.7%
Aeon Co., Ltd.	1,700	50,258
Ajinomoto Co., Inc.	2,000	40,789
Axfood AB	203	5,677
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	29,175
Coles Group, Ltd.	2,584	35,123
Colruyt Group NV	76	3,651
Danone SA	1,246	107,220
Dino Polska SA*†	91	12,731
J Sainsbury PLC	3,145	11,183
Jeronimo Martins SGPS SA	532	12,849
Kerry Group PLC, Class A	290	30,635
Kesko Oyj, Class A	172	3,839
Kesko Oyj, Class B	522	11,945
Kikkoman Corp.	1,900	18,544
Kobe Bussan Co., Ltd.	200	6,135
Koninklijke Ahold Delhaize NV	1,771	72,507
Lotus Bakeries NV	1	9,584
MEIJI Holdings Co., Ltd.	600	14,746
Mondelez International, Inc., Class A	9,549	650,573
Mowi ASA	856	15,642
Nestle SA	11,543	1,227,095
Nissin Foods Holdings Co., Ltd.	500	11,012
Orkla ASA	1,441	16,012
Post Holdings, Inc.†	2,137	241,844
Salmar ASA	147	7,242
Seven & i Holdings Co., Ltd.	4,600	68,028
Tesco PLC	13,141	64,921
Toyo Suisan Kaisha, Ltd.	200	12,897
WH Group, Ltd.*	17,184	15,377
Woolworths Group, Ltd.	2,239	45,277
Yakult Honsha Co., Ltd.	600	12,306
		2,864,817
Food Service — 0.1%
Compass Group PLC	14,186	476,046
Sodexo SA	163	10,322
		486,368
Forest Products & Paper — 0.0%
Holmen AB, Class B	147	5,819
International Paper Co.	2,939	134,253

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper (continued)
Mondi PLC	851	$ 12,850
UPM-Kymmene Oyj	1,028	27,158
		180,080
Gas — 0.0%
Centrica PLC	9,730	20,767
Hong Kong & China Gas Co., Ltd.	22,530	20,306
Naturgy Energy Group SA	246	7,313
Osaka Gas Co., Ltd.	800	20,238
Snam SpA	4,140	23,731
		92,355
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	13,267
Makita Corp.	500	14,624
Schindler Holding AG	43	15,213
Schindler Holding AG (Participation Certificate)	79	28,792
Techtronic Industries Co., Ltd.	3,000	30,326
		102,222
Healthcare-Products — 1.5%
Abbott Laboratories	3,757	491,228
Alcon AG	955	92,173
Align Technology, Inc.†	1,204	208,653
Cochlear, Ltd.	119	20,931
Coloplast A/S, Class B	280	31,531
ConvaTec Group PLC*	3,141	10,875
Cooper Cos., Inc.†	2,288	186,861
DiaSorin SpA	41	4,668
Edwards Lifesciences Corp.†	6,697	505,557
EssilorLuxottica SA	558	159,739
Fisher & Paykel Healthcare Corp., Ltd.	1,051	21,226
FUJIFILM Holdings Corp.	2,300	47,221
Intuitive Surgical, Inc.†	1,025	528,695
Koninklijke Philips NV†	1,536	38,821
Lifco AB, Class B	437	16,900
Medtronic PLC	11,036	935,411
Natera, Inc.†	2,245	338,838
Olympus Corp.	2,100	27,399
Sartorius Stedim Biotech	55	12,848
Siemens Healthineers AG*	522	28,018
Smith & Nephew PLC	1,693	23,781
Sonova Holding AG	97	29,781
Straumann Holding AG	217	26,463
Stryker Corp.	2,892	1,081,377
Sysmex Corp.	1,100	20,399
Terumo Corp.	10,600	203,059
Thermo Fisher Scientific, Inc.	2,591	1,111,539
		6,203,992
Healthcare-Services — 1.1%
BioMerieux	84	11,296
Cigna Group	1,100	374,044
Fresenius SE & Co. KGaA†	795	37,646
HCA Healthcare, Inc.	1,039	358,538
Humana, Inc.	430	112,763
IQVIA Holdings, Inc.†	540	83,738
Labcorp Holdings, Inc.	1,424	343,198
Lonza Group AG	871	621,155
Oscar Health, Inc., Class A†	7,130	92,761
Ramsay Health Care, Ltd.	355	7,563
Sonic Healthcare, Ltd.	896	14,968
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.	5,814	$ 2,392,112
Wuxi Biologics Cayman, Inc.*†	7,000	20,579
		4,470,361
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	300	13,338
Home Builders — 0.0%
Barratt Redrow PLC	2,635	16,357
Berkeley Group Holdings PLC	132	7,336
Daiwa House Industry Co., Ltd.	1,300	46,870
Persimmon PLC	618	10,666
Sekisui Chemical Co., Ltd.	800	13,926
Sekisui House, Ltd.	1,200	27,495
Taylor Wimpey PLC	6,818	10,672
		133,322
Home Furnishings — 0.3%
Hoshizaki Corp.	200	8,493
Howden Joinery Group PLC	1,021	10,464
Panasonic Holdings Corp.	4,300	49,352
Sony Group Corp.	45,500	1,200,031
		1,268,340
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	187	13,155
Henkel AG & Co. KGaA (Preference Shares)	316	24,486
Reckitt Benckiser Group PLC	1,340	86,398
		124,039
Insurance — 2.9%
Admiral Group PLC	428	18,584
Aegon, Ltd.	2,562	16,346
Ageas SA	325	20,342
AIA Group, Ltd.	63,400	474,952
Allianz SE	749	308,941
Aon PLC, Class A	1,057	375,013
Arch Capital Group, Ltd.	1,950	176,826
Arthur J. Gallagher & Co.	4,748	1,522,636
Aviva PLC	5,215	38,920
AXA SA	3,357	158,090
Berkshire Hathaway, Inc., Class B†	1,858	990,779
Chubb, Ltd.	816	233,441
Dai-ichi Life Holdings, Inc.	7,200	51,590
Generali	1,941	70,671
Gjensidige Forsikring ASA	323	7,532
Hannover Rueck SE	116	37,110
Hiscox, Ltd.	670	9,813
Insurance Australia Group, Ltd.	4,608	24,233
Intact Financial Corp.	2,476	549,889
Japan Post Holdings Co., Ltd.	3,700	35,841
Japan Post Insurance Co., Ltd.	300	6,000
Kinsale Capital Group, Inc.	286	124,484
Legal & General Group PLC	11,515	35,986
Loews Corp.	4,689	407,146
M&G PLC	4,375	12,093
Medibank Private, Ltd.	5,340	15,906
MGIC Investment Corp.	10,829	269,750
MS&AD Insurance Group Holdings, Inc.	2,500	56,739
Muenchener Rueckversicherungs-Gesellschaft AG	3,557	2,424,177
NN Group NV	528	32,240
Phoenix Group Holdings PLC	1,453	11,570
Powszechny Zaklad Ubezpieczen SA	1,102	17,155
Progressive Corp.	1,701	479,240

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential PLC	5,190	$ 54,767
QBE Insurance Group, Ltd.	2,898	40,078
Sampo Oyj, Class A	4,675	46,701
Sompo Holdings, Inc.	1,900	61,725
Storebrand ASA	854	10,253
Suncorp Group, Ltd.	2,086	27,071
Swiss Life Holding AG	57	56,769
Swiss Re AG	542	97,026
T&D Holdings, Inc.	1,000	21,199
Talanx AG	116	13,259
Tokio Marine Holdings, Inc.	16,900	674,676
Travelers Cos., Inc.	4,153	1,096,932
Tryg A/S	609	14,529
W.R. Berkley Corp.	2,884	206,754
Zurich Insurance Group AG	280	197,579
		11,633,353
Internet — 5.9%
Alibaba Group Holding, Ltd.	33,200	502,991
Allegro.eu SA*†	1,212	10,570
Alphabet, Inc., Class A	8,267	1,312,800
Alphabet, Inc., Class C	7,628	1,227,269
Amazon.com, Inc.†	47,471	8,754,602
Angi, Inc.†	1,971	22,588
Auto Trader Group PLC*	1,679	18,778
Booking Holdings, Inc.	130	662,906
DoorDash, Inc., Class A†	1,890	364,562
Expedia Group, Inc.	1,081	169,641
IAC, Inc.†	3,859	134,833
LY Corp.	5,300	20,009
M3, Inc.	800	9,996
Meta Platforms, Inc., Class A	13,240	7,268,760
MonotaRO Co., Ltd.	500	9,612
Netflix, Inc.†	684	774,097
Palo Alto Networks, Inc.†	2,498	466,951
Prosus NV	2,574	119,336
Rakuten Group, Inc.†	2,900	17,027
Rightmove PLC	1,533	15,073
Robinhood Markets, Inc., Class A†	1,908	93,702
SEEK, Ltd.	626	8,545
Shopify, Inc., Class A†	1,303	123,785
Spotify Technology SA†	481	295,324
Tencent Holdings, Ltd.	22,600	1,390,572
Trend Micro, Inc.	200	14,310
Uber Technologies, Inc.†	4,054	328,415
ZOZO, Inc.	900	9,152
		24,146,206
Investment Companies — 0.1%
EXOR NV	194	18,219
Groupe Bruxelles Lambert NV	158	12,977
HAL Trust	69	9,052
Industrivarden AB, Class A	433	15,187
Industrivarden AB, Class C	299	10,478
Investment AB Latour, Class B	282	7,609
Investor AB, Class A	1,098	32,580
Investor AB, Class B	3,376	99,651
L E Lundbergforetagen AB, Class B	146	7,696
Sofina SA	26	7,234
Washington H. Soul Pattinson & Co., Ltd.	464	11,059
		231,742
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.0%
ArcelorMittal SA	869	$ 25,517
BlueScope Steel, Ltd.	856	13,088
Evraz PLC†(1)	1,200	0
Fortescue, Ltd.	3,061	31,744
JFE Holdings, Inc.	1,300	15,093
Mineral Resources, Ltd.†	323	4,260
Nippon Steel Corp.	2,000	42,104
SSAB AB, Class A	445	2,809
SSAB AB, Class B	1,096	6,810
		141,425
Leisure Time — 0.0%
Amadeus IT Group SA	845	66,223
Shimano, Inc.	200	28,235
Yamaha Motor Co., Ltd.	1,800	14,125
		108,583
Lodging — 0.5%
Galaxy Entertainment Group, Ltd.	4,000	14,544
Hilton Worldwide Holdings, Inc.	504	113,642
InterContinental Hotels Group PLC	2,851	301,759
Marriott International, Inc., Class A	7,394	1,764,061
Sands China, Ltd.†	4,800	8,652
Whitbread PLC	330	11,404
		2,214,062
Machinery-Construction & Mining — 0.2%
Epiroc AB, Class A	1,202	25,966
Epiroc AB, Class B	752	14,720
Hitachi Construction Machinery Co., Ltd.	200	5,937
Hitachi, Ltd.	8,900	218,983
Komatsu, Ltd.	1,800	51,628
Metso Oyj	1,355	14,672
Mitsubishi Electric Corp.	3,900	75,297
Mitsubishi Heavy Industries, Ltd.	6,500	127,131
Sandvik AB	1,809	37,451
Siemens Energy AG†	997	76,283
Weir Group PLC	487	14,590
		662,658
Machinery-Diversified — 1.4%
ANDRITZ AG	132	9,428
Atlas Copco AB, Class A	59,045	915,410
Atlas Copco AB, Class B	3,028	42,120
Beijer Ref AB	707	10,767
Daifuku Co., Ltd.	700	18,540
Deere & Co.	1,946	902,088
Dover Corp.	1,865	318,262
FANUC Corp.	1,800	46,001
Hexagon AB, Class B	4,069	39,438
Ingersoll Rand, Inc.	2,561	193,176
Keyence Corp.	3,100	1,297,412
Kone Oyj, Class B	684	42,231
Kubota Corp.	2,200	25,434
Middleby Corp.†	1,001	133,483
Omron Corp.	200	5,917
Otis Worldwide Corp.	15,372	1,479,863
SMC Corp.	100	32,501
Spirax Group PLC	143	11,196
Wartsila OYJ Abp	935	17,223
Yaskawa Electric Corp.	500	10,551
		5,551,041

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.3%
Bollore SE	1,455	$ 8,967
Informa PLC	2,537	24,607
Pearson PLC	1,308	20,857
Schibsted ASA, Class A	133	4,035
Schibsted ASA, Class B	179	5,145
Walt Disney Co.	11,531	1,048,744
		1,112,355
Metal Fabricate/Hardware — 0.0%
Prysmian SpA	548	29,761
SKF AB, Class B	695	13,630
Tenaris SA	747	12,427
		55,818
Mining — 0.2%
Anglo American PLC	2,352	63,599
Antofagasta PLC	634	13,798
BHP Group, Ltd. (ASX)	9,821	240,247
Boliden AB†	528	16,175
Fresnillo PLC	323	4,313
Glencore PLC	19,183	62,481
KGHM Polska Miedz SA	271	8,571
Norsk Hydro ASA	2,526	13,257
Northern Star Resources, Ltd.	2,668	32,779
Pilbara Minerals, Ltd.†	5,073	4,891
Rio Tinto PLC	2,000	118,531
Rio Tinto, Ltd.	718	53,856
South32, Ltd.	8,741	15,397
Sumitomo Metal Mining Co., Ltd.	500	11,124
		659,019
Miscellaneous Manufacturing — 0.7%
3M Co.	2,078	288,655
Alfa Laval AB	557	23,057
Carlisle Cos., Inc.	781	296,374
Indutrade AB	516	13,923
ITT, Inc.	2,122	290,756
Orica, Ltd.	842	8,759
Siemens AG	7,455	1,705,548
Smiths Group PLC	669	16,619
Trelleborg AB, Class B	407	14,014
		2,657,705
Office/Business Equipment — 0.0%
Canon, Inc.	1,800	55,443
Ricoh Co., Ltd.	1,100	11,586
Seiko Epson Corp.	500	6,955
		73,984
Oil & Gas — 1.5%
Aker BP ASA	593	12,723
BP PLC	30,441	142,112
Chevron Corp.	3,738	508,592
ConocoPhillips	9,362	834,341
Coterra Energy, Inc.	4,821	118,404
DCC PLC	191	12,437
ENEOS Holdings, Inc.	5,300	25,425
Eni SpA	4,066	58,498
EOG Resources, Inc.	5,206	574,378
Equinor ASA	1,657	37,892
Exxon Mobil Corp.	20,596	2,175,556
Galp Energia SGPS SA	845	13,052
Idemitsu Kosan Co., Ltd.	2,000	12,372
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Inpex Corp.	1,800	$ 22,774
Neste Oyj	826	8,568
OMV AG	275	14,194
Orlen SA	1,124	20,289
Repsol SA	2,239	27,419
Santos, Ltd.	5,941	22,871
Shell PLC	41,129	1,337,703
TotalEnergies SE	4,003	232,000
Var Energi ASA	1,535	4,215
Woodside Energy Group, Ltd.	3,664	48,676
		6,264,491
Oil & Gas Services — 0.6%
Baker Hughes Co.	66,645	2,359,233
TechnipFMC PLC	9,493	267,418
		2,626,651
Packaging & Containers — 0.2%
Graphic Packaging Holding Co.	9,915	250,949
Packaging Corp. of America	899	166,863
Silgan Holdings, Inc.	3,397	175,455
Smurfit WestRock PLC	5,155	216,613
Stora Enso Oyj, Class R	1,140	10,546
		820,426
Pharmaceuticals — 3.4%
AbbVie, Inc.	14,651	2,858,410
Amplifon SpA	245	4,664
Astellas Pharma, Inc.	3,500	34,944
AstraZeneca PLC	3,007	429,917
Bayer AG	1,770	46,178
Bristol-Myers Squibb Co.	32,442	1,628,588
Cardinal Health, Inc.	871	123,064
Cencora, Inc.	1,527	446,907
Chugai Pharmaceutical Co., Ltd.	1,300	74,729
CVS Health Corp.	3,559	237,421
Daiichi Sankyo Co., Ltd.	3,600	91,750
Eisai Co., Ltd.	500	14,401
Eli Lilly & Co.	1,724	1,549,790
Galderma Group AG	108	12,549
GSK PLC	7,870	155,595
Henry Schein, Inc.†	6,223	404,308
Hikma Pharmaceuticals PLC	298	7,883
Johnson & Johnson	13,434	2,099,868
Kyowa Kirin Co., Ltd.	500	7,781
McKesson Corp.	425	302,936
Merck & Co., Inc.	2,673	227,740
Merck KGaA	249	34,385
Novartis AG	7,962	904,775
Novo Nordisk A/S, Class B	15,189	1,002,995
Ono Pharmaceutical Co., Ltd.	800	9,187
Orion Oyj, Class A	52	3,220
Orion Oyj, Class B	207	12,933
Otsuka Holdings Co., Ltd.	900	43,791
Recordati Industria Chimica e Farmaceutica SpA	188	11,043
Roche Holding AG	1,339	436,897
Roche Holding AG (BR)	59	20,559
Sandoz Group AG	763	33,077
Sanofi SA	5,690	618,164
Shionogi & Co., Ltd.	1,700	28,464
Takeda Pharmaceutical Co., Ltd.	3,000	90,915

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd.†	2,185	$ 34,007
UCB SA	233	42,536
		14,086,371
Pipelines — 0.2%
APA Group	2,487	13,095
Cheniere Energy, Inc.	833	192,515
Kinder Morgan, Inc.	8,633	227,048
Williams Cos., Inc.	7,680	449,817
		882,475
Private Equity — 0.4%
3i Group PLC	16,245	916,649
Blackstone, Inc.	2,792	367,735
CapitaLand Investment, Ltd.	4,600	9,685
CVC Capital Partners PLC*†	1,591	28,153
EQT AB	1,353	38,887
Intermediate Capital Group PLC	562	14,051
KKR & Co., Inc.	767	87,645
Partners Group Holding AG	44	57,336
		1,520,141
Real Estate — 0.2%
Azrieli Group, Ltd.	71	5,184
Castellum AB†	819	9,918
CBRE Group, Inc., Class A†	693	84,671
CK Asset Holdings, Ltd.	4,000	16,375
Daito Trust Construction Co., Ltd.	100	11,092
Fastighets AB Balder, Class B†	1,281	9,171
Henderson Land Development Co., Ltd.	3,000	8,510
Hulic Co., Ltd.	800	8,340
Mitsubishi Estate Co., Ltd.	2,400	42,048
Mitsui Fudosan Co., Ltd.	48,600	478,930
REA Group, Ltd.	98	15,582
Sagax AB	150	514
Sagax AB, Class B	414	9,389
Sino Land Co., Ltd.	8,000	8,232
Sumitomo Realty & Development Co., Ltd.	900	33,361
Sun Hung Kai Properties, Ltd.	3,500	33,237
Swire Pacific, Ltd., Class A	500	4,326
Swire Pacific, Ltd., Class B	2,500	3,443
Swire Properties, Ltd.	2,200	4,862
Vonovia SE	1,572	52,072
Wharf Holdings, Ltd.	2,000	5,023
Wharf Real Estate Investment Co., Ltd.	3,000	7,195
		851,475
REITS — 1.0%
American Homes 4 Rent, Class A	8,364	312,730
American Tower Corp.	1,017	229,242
Apple Hospitality REIT, Inc.	4,803	56,531
CapitaLand Ascendas REIT	7,272	14,810
CapitaLand Integrated Commercial Trust	8,885	14,626
CBL & Associates Properties, Inc.	5,513	129,390
Dexus	2,076	10,000
Digital Realty Trust, Inc.	1,297	208,221
EastGroup Properties, Inc.	625	102,138
Federal Realty Investment Trust	1,500	141,030
Goodman Group	3,589	68,922
GPT Group	3,693	10,953
Host Hotels & Resorts, Inc.	12,901	182,162
Japan Real Estate Investment Corp.	13	10,302
Lamar Advertising Co., Class A	1,719	195,640
Security Description	Shares or Principal Amount	Value

REITS (continued)
Land Securities Group PLC	1,358	$ 10,723
Link REIT	5,000	23,435
Mapletree Pan Asia Commercial Trust	4,500	4,203
Mid-America Apartment Communities, Inc.	1,975	315,309
Mirvac Group	7,615	11,121
Nippon Building Fund, Inc.	18	16,693
Prologis, Inc.	8,876	907,127
Public Storage	833	250,258
Rayonier, Inc.	6,087	148,888
Regency Centers Corp.	4,274	308,497
SBA Communications Corp.	882	214,679
Scentre Group	10,017	23,227
Segro PLC	2,363	21,433
Stockland	4,603	16,187
Vicinity, Ltd.	6,992	10,570
Warehouses De Pauw CVA	335	8,531
Weyerhaeuser Co.	6,207	160,823
		4,138,401
Retail — 3.5%
ABC-Mart, Inc.	300	5,565
Alimentation Couche-Tard, Inc.	7,494	391,171
Associated British Foods PLC	636	17,494
AutoZone, Inc.†	150	564,390
B&M European Value Retail SA	1,715	7,689
Bath & Body Works, Inc.	5,076	154,869
Best Buy Co., Inc.	2,317	154,521
Casey's General Stores, Inc.	355	164,219
Chipotle Mexican Grill, Inc.†	20,637	1,042,581
Cie Financiere Richemont SA, Class A	1,035	182,145
CK Hutchison Holdings, Ltd.	5,000	28,238
Dick's Sporting Goods, Inc.	1,062	199,380
Fast Retailing Co., Ltd.	300	98,573
H & M Hennes & Mauritz AB, Class B	1,096	15,881
Home Depot, Inc.	741	267,123
Industria de Diseno Textil SA	8,866	474,472
Jardine Cycle & Carriage, Ltd.	200	3,971
JD Sports Fashion PLC	4,720	4,943
Kingfisher PLC	3,590	13,741
Lowe's Cos., Inc.	7,138	1,595,771
MatsukiyoCocokara & Co.	900	16,533
McDonald's Corp.	9,754	3,117,866
McDonald's Holdings Co. Japan, Ltd.	200	8,435
Moncler SpA	414	25,345
Murphy USA, Inc.	360	179,485
Next PLC	229	37,630
Nitori Holdings Co., Ltd.	200	23,884
Pan Pacific International Holdings Corp.	1,000	30,843
Pandora A/S	158	23,313
Reece, Ltd.	667	6,738
Ross Stores, Inc.	9,391	1,305,349
Starbucks Corp.	2,058	164,743
TJX Cos., Inc.	3,376	434,424
Tokyo Gas Co., Ltd.	900	29,855
Ulta Beauty, Inc.†	218	86,249
Walmart, Inc.	11,989	1,165,930
Wesfarmers, Ltd.	2,200	110,369
Yum China Holdings, Inc.	21,993	952,517
Yum! Brands, Inc.	7,104	1,068,726
Zensho Holdings Co., Ltd.	200	12,406
		14,187,377

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 5.1%
Advantest Corp.	1,400	$ 57,408
Analog Devices, Inc.	4,942	963,294
ASM International NV	85	40,953
ASML Holding NV	2,854	1,883,313
ASML Holding NV	164	109,565
Broadcom, Inc.	14,498	2,790,430
Disco Corp.	2,500	482,935
Entegris, Inc.	2,114	167,260
Infineon Technologies AG	10,185	333,335
Lasertec Corp.	200	18,590
Microchip Technology, Inc.	3,549	163,538
Micron Technology, Inc.	5,387	414,530
NVIDIA Corp.	74,454	8,109,530
NXP Semiconductors NV	5,808	1,070,472
ON Semiconductor Corp.†	3,084	122,435
Renesas Electronics Corp.	2,800	32,753
SK Hynix, Inc.	1,636	204,284
STMicroelectronics NV	1,258	28,246
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,945	3,157,942
Teradyne, Inc.	1,495	110,944
Texas Instruments, Inc.	2,129	340,746
Tokyo Electron, Ltd.	800	118,758
		20,721,261
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	169	27,096
Software — 4.6%
AppLovin Corp., Class A†	196	52,785
Atlassian Corp., Class A†	1,302	297,260
Capcom Co., Ltd.	600	17,369
Dassault Systemes SE	1,362	50,670
Fidelity National Information Services, Inc.	13,610	1,073,557
HubSpot, Inc.†	489	299,023
Intuit, Inc.	2,044	1,282,549
Konami Group Corp.	200	28,465
Microsoft Corp.	30,727	12,145,154
MongoDB, Inc.†	449	77,304
Nexon Co., Ltd.	900	14,131
Nice, Ltd.†	124	19,419
Oracle Corp.	12,219	1,719,458
Oracle Corp. Japan	100	11,998
Pro Medicus, Ltd.	103	15,136
Sage Group PLC	1,873	30,890
Salesforce, Inc.	460	123,607
SAP SE	1,992	576,120
ServiceNow, Inc.†	168	160,442
Snowflake, Inc., Class A†	1,460	232,855
Square Enix Holdings Co., Ltd.	100	5,790
Synopsys, Inc.†	483	221,702
Take-Two Interactive Software, Inc.†	1,551	361,879
TIS, Inc.	400	11,557
WiseTech Global, Ltd.	335	18,995
		18,848,115
Telecommunications — 0.6%
BT Group PLC	12,166	28,179
Cisco Systems, Inc.	1,624	93,754
Deutsche Telekom AG	24,861	889,976
Elisa Oyj	278	14,808
HKT Trust & HKT, Ltd.	7,000	9,964
KDDI Corp.	5,600	98,836
Koninklijke KPN NV	7,604	35,275
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Nippon Telegraph & Telephone Corp.	53,500	$ 55,865
Nokia Oyj	9,785	48,652
Orange SA	3,393	49,143
Singapore Telecommunications, Ltd.	8,500	24,535
Singapore Telecommunications, Ltd.	6,800	19,680
SoftBank Corp.	54,300	81,993
SoftBank Group Corp.	1,800	90,189
Swisscom AG	55	36,651
Tele2 AB, Class B	1,067	15,703
Telecom Italia SpA†	19,003	7,492
Telefonaktiebolaget LM Ericsson, Class A	107	894
Telefonaktiebolaget LM Ericsson, Class B	5,054	42,553
Telefonica SA	9,142	46,791
Telekom Austria AG	258	2,724
Telenor ASA	1,217	18,272
Telia Co. AB	4,340	16,232
Telstra Group, Ltd.	132,797	383,635
TPG Telecom, Ltd.	802	2,599
Verizon Communications, Inc.	6,477	285,377
Vodafone Group PLC	39,428	38,495
		2,438,267
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	1,300	44,997
Nintendo Co., Ltd.	2,100	173,752
		218,749
Transportation — 0.5%
AP Moller-Maersk A/S, Series A	4	6,775
AP Moller-Maersk A/S, Series B	7	11,936
Canadian Pacific Kansas City, Ltd.	4,081	296,410
Central Japan Railway Co.	1,900	38,949
CSX Corp.	19,566	549,218
Deutsche Post AG	1,865	79,250
DSV A/S	371	78,265
East Japan Railway Co.	2,100	45,472
FedEx Corp.	1,372	288,573
Hankyu Hanshin Holdings, Inc.	400	11,380
JB Hunt Transport Services, Inc.	2,497	326,058
Kawasaki Kisen Kaisha, Ltd.	800	10,911
Kuehne & Nagel International AG	98	22,423
Mitsui OSK Lines, Ltd.	700	23,201
MTR Corp., Ltd.	4,000	13,822
Nippon Yusen KK	800	26,018
Poste Italiane SpA*	884	17,866
Saia, Inc.†	376	91,744
SG Holdings Co., Ltd.	900	9,470
Tokyu Corp.	1,300	15,802
Union Pacific Corp.	1,079	232,697
West Japan Railway Co.	1,000	20,954
		2,217,194
Water — 0.0%
Severn Trent PLC	511	19,000
United Utilities Group PLC	1,279	19,218
Veolia Environnement SA	1,201	43,783
		82,001
Total Common Stocks (cost $227,008,234)		250,618,396

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $3,380)	11,366	$ 5,043
CORPORATE BONDS & NOTES — 15.1%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	145,843
Lamar Media Corp.
4.88%, 01/15/2029	145,000	140,784
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	94,245
		380,872
Aerospace/Defense — 0.5%
Boeing Co.
3.95%, 08/01/2059	565,000	376,560
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	94,809
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	79,878
4.40%, 06/15/2028	265,000	264,598
5.40%, 01/15/2027	390,000	396,186
RTX Corp.
4.13%, 11/16/2028	765,000	758,879
		1,970,910
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	380,000	322,183
BAT Capital Corp.
3.22%, 09/06/2026	100,000	98,403
4.39%, 08/15/2037	153,000	134,160
5.83%, 02/20/2031	530,000	551,766
7.08%, 08/02/2043	15,000	16,086
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	125,000	123,835
Japan Tobacco, Inc.
5.85%, 06/15/2035*	150,000	155,751
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	29,000	29,843
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	142,888
5.38%, 02/15/2033	175,000	179,202
		1,754,117
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	145,485
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,631
5.88%, 06/01/2029*	110,000	109,920
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	400,000	383,624
General Motors Co.
5.95%, 04/01/2049	80,000	71,188
General Motors Financial Co., Inc.
5.25%, 03/01/2026	100,000	100,066
5.95%, 04/04/2034	235,000	233,925
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
4.88%, 11/01/2027*	$ 265,000	$ 265,177
		1,183,531
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	201,746
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	93,161
		294,907
Banks — 5.0%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	386,451
Bank of America Corp.
1.73%, 07/22/2027	865,000	836,279
2.55%, 02/04/2028	260,000	251,553
2.59%, 04/29/2031	160,000	144,568
2.65%, 03/11/2032	410,000	363,702
2.69%, 04/22/2032	55,000	48,646
4.57%, 04/27/2033	265,000	256,742
5.20%, 04/25/2029	30,000	30,644
5.51%, 01/24/2036	171,000	173,327
5.82%, 09/15/2029	725,000	755,151
Bank of Montreal
1.85%, 05/01/2025	250,000	250,000
BNP Paribas SA
5.79%, 01/13/2033*	290,000	297,010
BPCE SA
1.65%, 10/06/2026*	430,000	424,008
5.88%, 01/14/2031*	250,000	257,826
6.71%, 10/19/2029*	610,000	644,335
CaixaBank SA
6.84%, 09/13/2034*	335,000	364,132
Citigroup, Inc.
3.20%, 10/21/2026	45,000	44,239
3.52%, 10/27/2028	410,000	399,913
4.54%, 09/19/2030	615,000	608,746
5.17%, 02/13/2030	655,000	664,633
Citigroup, Inc. FRS
1.12%, 01/28/2027	250,000	243,597
Credit Agricole SA
4.63%, 09/11/2028*	255,000	254,743
5.86%, 01/09/2036*	250,000	254,376
Deutsche Bank AG
6.82%, 11/20/2029	150,000	159,372
Goldman Sachs Bank USA FRS
5.14%, (SOFR+0.77%), 03/18/2027	160,000	159,584
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	505,000	484,908
1.95%, 10/21/2027	100,000	96,324
1.99%, 01/27/2032	229,000	195,183
3.10%, 02/24/2033	325,000	286,613
3.62%, 03/15/2028	140,000	137,772
4.69%, 10/23/2030	460,000	458,876
4.94%, 04/23/2028	285,000	287,597
5.22%, 04/23/2031	315,000	320,811
5.33%, 07/23/2035	260,000	258,396
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	188,113
5.29%, 11/19/2030	200,000	203,031
ING Groep NV
1.73%, 04/01/2027	200,000	194,720

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	$ 200,000	$ 221,712
KeyCorp
4.79%, 06/01/2033	310,000	294,614
Lloyds Banking Group PLC
4.45%, 05/08/2025	200,000	199,993
M&T Bank Corp.
5.39%, 01/16/2036	20,000	19,467
Morgan Stanley
1.59%, 05/04/2027	140,000	135,930
1.93%, 04/28/2032	725,000	610,959
2.48%, 09/16/2036	50,000	41,712
4.65%, 10/18/2030	490,000	488,436
5.04%, 07/19/2030	190,000	192,343
5.17%, 01/16/2030	220,000	224,062
5.23%, 01/15/2031	170,000	173,330
5.32%, 07/19/2035	70,000	69,684
5.42%, 07/21/2034	90,000	90,947
5.45%, 07/20/2029	335,000	343,904
5.66%, 04/17/2036	77,000	78,622
Morgan Stanley Bank NA
5.50%, 05/26/2028	250,000	254,987
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	360,000	356,878
5.68%, 01/22/2035	45,000	45,866
6.88%, 10/20/2034	120,000	131,914
Santander UK Group Holdings PLC
1.53%, 08/21/2026	200,000	197,895
6.53%, 01/10/2029	410,000	427,143
Societe Generale SA
1.49%, 12/14/2026*	200,000	195,787
1.79%, 06/09/2027*	400,000	386,963
2.80%, 01/19/2028*	400,000	385,860
6.10%, 04/13/2033*	200,000	205,400
Standard Chartered PLC
6.75%, 02/08/2028*	200,000	206,738
Truist Financial Corp.
5.71%, 01/24/2035	275,000	279,746
UBS Group AG
1.31%, 02/02/2027*	250,000	243,592
5.43%, 02/08/2030*	215,000	220,202
US Bancorp
5.05%, 02/12/2031	395,000	400,161
5.38%, 01/23/2030	110,000	112,640
5.68%, 01/23/2035	65,000	66,232
Wells Fargo & Co.
4.97%, 04/23/2029	530,000	536,681
5.21%, 12/03/2035	264,000	260,577
5.24%, 01/24/2031	270,000	275,599
5.56%, 07/25/2034	260,000	263,548
5.57%, 07/25/2029	500,000	514,409
		20,540,454
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	348,027
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.2%
Biogen, Inc.
2.25%, 05/01/2030	$ 550,000	$ 489,128
4.05%, 09/15/2025	150,000	149,495
		638,623
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	185,000	166,613
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	147,046
Griffon Corp.
5.75%, 03/01/2028	75,000	74,007
Knife River Corp.
7.75%, 05/01/2031*	105,000	109,832
Masterbrand, Inc.
7.00%, 07/15/2032*	130,000	130,315
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	154,626
		782,439
Chemicals — 0.1%
Chemours Co.
5.75%, 11/15/2028*	80,000	72,466
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	64,062
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	94,538
		231,066
Commercial Services — 0.3%
Block, Inc.
3.50%, 06/01/2031	105,000	93,719
Boost Newco Borrower LLC
7.50%, 01/15/2031*	200,000	211,051
Brink's Co.
6.75%, 06/15/2032*	130,000	133,066
Ford Foundation
2.82%, 06/01/2070	65,000	35,983
Global Payments, Inc.
2.90%, 05/15/2030	300,000	270,184
2.90%, 11/15/2031	65,000	56,405
3.20%, 08/15/2029	70,000	65,174
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	88,991
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	120,000	119,881
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	98,579
		1,173,033
Computers — 0.1%
Accenture Capital, Inc.
4.50%, 10/04/2034	70,000	67,468
Leidos, Inc.
2.30%, 02/15/2031	40,000	34,575
5.40%, 03/15/2032	175,000	176,282
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	145,387
Seagate HDD Cayman
9.63%, 12/01/2032	75,000	84,647
		508,359

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	$ 125,000	$ 122,799
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	173,776
4.63%, 09/10/2029	350,000	347,368
American Express Co.
3.95%, 08/01/2025	102,000	101,794
5.09%, 01/30/2031	170,000	173,088
5.67%, 04/25/2036	50,000	51,323
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	50,000	49,424
5.75%, 11/15/2029*	560,000	566,926
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	300,000	300,441
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	110,770
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	125,551
		2,000,461
Electric — 1.4%
AES Corp.
1.38%, 01/15/2026	150,000	146,269
Ameren Corp.
3.50%, 01/15/2031	140,000	131,088
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	53,068
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,625
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	28,661
6.25%, 10/01/2039	140,000	145,540
Dominion Energy, Inc.
3.90%, 10/01/2025	100,000	99,719
DTE Energy Co.
5.85%, 06/01/2034	165,000	170,064
Duke Energy Carolinas LLC
5.40%, 01/15/2054	17,000	16,202
Duke Energy Corp.
5.80%, 06/15/2054	80,000	76,664
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	333,208
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	13,994
Duke Energy Progress LLC
5.05%, 03/15/2035	66,000	65,794
5.55%, 03/15/2055	5,000	4,830
Edison International
5.45%, 06/15/2029	215,000	213,540
Emera US Finance LP
2.64%, 06/15/2031	510,000	443,071
4.75%, 06/15/2046	85,000	68,478
Entergy Arkansas LLC
5.75%, 06/01/2054	125,000	122,768
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	104,786
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	20,607
5.80%, 04/15/2055	17,000	16,630
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	175,359
Security Description	Shares or Principal Amount	Value

Electric (continued)
Florida Power & Light Co.
5.70%, 03/15/2055	$ 137,000	$ 137,244
Fortis, Inc.
3.06%, 10/04/2026	150,000	146,723
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	128,901
5.65%, 05/09/2034*	285,000	287,595
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	290,000	250,209
4.30%, 01/15/2026*	35,000	34,865
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	36,906
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035	170,000	171,220
6.38%, 08/15/2055	35,000	35,074
6.50%, 08/15/2055	25,000	25,139
NRG Energy, Inc.
3.63%, 02/15/2031*	150,000	134,816
Ohio Power Co.
2.90%, 10/01/2051	65,000	39,108
Pacific Gas & Electric Co.
4.00%, 12/01/2046	135,000	96,173
4.60%, 06/15/2043	72,000	57,103
5.55%, 05/15/2029	285,000	289,589
5.80%, 05/15/2034	315,000	314,418
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	97,926
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	33,872
Southern California Edison Co.
3.60%, 02/01/2045	156,000	106,619
4.13%, 03/01/2048	70,000	50,916
5.45%, 03/01/2035	270,000	262,112
Union Electric Co.
5.25%, 01/15/2054	120,000	110,402
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	63,876
5.63%, 02/15/2027*	45,000	44,971
5.70%, 12/30/2034*	55,000	54,742
6.00%, 04/15/2034*	85,000	85,753
7.75%, 10/15/2031*	50,000	52,869
		5,609,106
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	116,980
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	73,770
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	75,341
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	121,589
		196,930
Entertainment — 0.1%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	133,231
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	137,033
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	77,000	65,933

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	$ 125,000	$ 120,517
		456,714
Environmental Control — 0.1%
GFL Environmental, Inc.
4.00%, 08/01/2028*	90,000	85,730
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	152,762
		238,492
Food — 0.2%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034	49,000	53,122
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	93,812
Mars, Inc.
4.80%, 03/01/2030*	215,000	217,625
5.20%, 03/01/2035*	120,000	120,471
5.65%, 05/01/2045*	27,000	26,813
5.70%, 05/01/2055*	115,000	113,351
5.80%, 05/01/2065*	74,000	72,895
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	131,007
		829,096
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	50,183
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	105,285
4.40%, 06/01/2043	130,000	107,590
		263,058
Healthcare-Products — 0.3%
Baxter International, Inc.
2.27%, 12/01/2028	305,000	281,447
2.54%, 02/01/2032	521,000	445,243
Hologic, Inc.
3.25%, 02/15/2029*	145,000	135,407
Medline Borrower LP
3.88%, 04/01/2029*	115,000	107,274
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	200,000	199,208
5.50%, 02/19/2035	21,000	21,334
		1,189,913
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	102,795
Centene Corp.
4.63%, 12/15/2029	124,000	119,535
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	105,277
DaVita, Inc.
3.75%, 02/15/2031*	110,000	96,708
Encompass Health Corp.
4.50%, 02/01/2028	80,000	78,867
HCA, Inc.
3.50%, 09/01/2030	685,000	640,091
4.63%, 03/15/2052	50,000	39,187
5.20%, 06/01/2028	335,000	340,388
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.45%, 09/15/2034	$ 30,000	$ 29,767
5.50%, 06/15/2047	85,000	77,187
5.95%, 09/15/2054	60,000	56,770
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	240,448
		1,927,020
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.00%, 04/15/2029*	100,000	92,842
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	120,000	104,244
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	143,337
		247,581
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	136,020
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	149,224
		285,244
Internet — 0.2%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	222,346
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	16,636
5.40%, 08/15/2054	145,000	139,520
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	553,040
		931,542
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	77,492
Leisure Time — 0.1%
Amer Sports Co.
6.75%, 02/16/2031*	130,000	131,488
Carnival Corp.
4.00%, 08/01/2028*	120,000	114,450
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	100,275
		346,213
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	94,951
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	169,372
MGM Resorts International
5.50%, 04/15/2027	115,000	114,652
		378,975
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	140,061
Esab Corp.
6.25%, 04/15/2029*	100,000	101,463
		241,524

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	$ 250,000	$ 232,146
5.13%, 05/01/2027*	150,000	147,948
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	465,000	421,911
2.80%, 04/01/2031	380,000	330,025
3.50%, 06/01/2041	40,000	27,337
4.91%, 07/23/2025	25,000	24,967
5.38%, 05/01/2047	40,000	32,453
Comcast Corp.
1.95%, 01/15/2031	155,000	134,625
2.45%, 08/15/2052	30,000	16,206
2.80%, 01/15/2051	70,000	41,532
2.94%, 11/01/2056	396,000	229,875
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	163,568
DISH DBS Corp.
7.75%, 07/01/2026	40,000	34,768
iHeartCommunications, Inc.
7.75%, 08/15/2030*	120,150	85,651
9.13%, 05/01/2029*	71,250	55,019
News Corp.
3.88%, 05/15/2029*	120,000	112,904
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	113,925
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	129,535
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	235,182
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	48,678
5.50%, 09/01/2041	80,000	68,530
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	102,902
		2,789,687
Mining — 0.2%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	165,000	152,553
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	217,194
6.38%, 10/06/2030*	342,000	364,296
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	75,000	72,161
		806,204
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	143,255
Oil & Gas — 0.4%
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	102,216
BP Capital Markets PLC
4.38%, 06/22/2025(2)	66,000	65,552
4.88%, 03/22/2030(2)	58,000	55,048
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	130,113
ConocoPhillips Co.
5.55%, 03/15/2054	85,000	79,441
Coterra Energy, Inc.
5.40%, 02/15/2035	240,000	231,916
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
EQT Corp.
4.50%, 01/15/2029*	$ 125,000	$ 121,249
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	151,521
Hess Corp.
5.60%, 02/15/2041	200,000	197,171
Marathon Petroleum Corp.
4.70%, 05/01/2025	215,000	215,000
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	126,041
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	258,860
		1,734,128
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	176,448
Pharmaceuticals — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	264,030
4.05%, 11/21/2039	470,000	407,162
4.25%, 11/21/2049	40,000	32,440
5.05%, 03/15/2034	20,000	20,168
5.60%, 03/15/2055	100,000	99,258
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	77,457
5.20%, 02/22/2034	140,000	141,977
5.55%, 02/22/2054	100,000	96,340
5.65%, 02/22/2064	80,000	76,840
CVS Health Corp.
5.25%, 02/21/2033	285,000	282,577
CVS Pass-Through Trust
7.51%, 01/10/2032*	37,911	39,562
		1,537,811
Pipelines — 0.7%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	155,980
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	237,047
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	47,061
6.04%, 11/15/2033*	350,000	361,648
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	131,394
Energy Transfer LP
5.15%, 02/01/2043	55,000	46,954
5.30%, 04/01/2044	140,000	119,946
5.60%, 09/01/2034	320,000	317,141
5.63%, 05/01/2027*	225,000	225,066
5.80%, 06/15/2038	65,000	63,278
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	91,708
6.50%, 09/01/2030*	105,000	110,934
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	73,231
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	112,361
MPLX LP
5.50%, 06/01/2034	560,000	550,777
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	45,811

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/2027	$ 70,000	$ 69,769
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	212,000	213,841
		2,973,947
REITS — 0.3%
American Tower Corp.
2.10%, 06/15/2030	385,000	339,160
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	125,979
NNN REIT, Inc.
3.50%, 04/15/2051	55,000	36,152
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	112,852
UDR, Inc.
2.10%, 06/15/2033	305,000	239,355
Ventas Realty LP
3.00%, 01/15/2030	295,000	273,824
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/2027*	40,000	40,430
		1,167,752
Retail — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	100,000	96,803
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	95,020
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	109,328
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	121,372
		422,523
Semiconductors — 0.2%
Broadcom, Inc.
3.14%, 11/15/2035*	382,000	316,509
3.47%, 04/15/2034*	100,000	87,858
4.55%, 02/15/2032	40,000	39,203
Entegris, Inc.
3.63%, 05/01/2029*	160,000	147,317
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	323,271
		914,158
Software — 0.1%
Elastic NV
4.13%, 07/15/2029*	115,000	108,535
Oracle Corp.
3.60%, 04/01/2040	115,000	89,635
5.38%, 09/27/2054	40,000	35,453
Synopsys, Inc.
5.15%, 04/01/2035	46,000	46,098
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	8,000	8,231
5.60%, 06/12/2034	32,000	32,585
		320,537
Telecommunications — 0.7%
AT&T, Inc.
2.75%, 06/01/2031	300,000	269,210
3.55%, 09/15/2055	283,000	189,519
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Crown Castle Towers LLC
4.24%, 07/15/2048*	$ 250,000	$ 245,495
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	125,873
Lumen Technologies, Inc.
4.13%, 04/15/2029*	90,985	85,526
4.13%, 04/15/2030*	90,994	85,079
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	114,242
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	90,021
Sprint LLC
7.63%, 03/01/2026	70,000	70,917
T-Mobile USA, Inc.
3.38%, 04/15/2029	830,000	790,287
5.13%, 05/15/2032	128,000	129,417
Verizon Communications, Inc.
2.36%, 03/15/2032	715,000	610,298
		2,805,884
Transportation — 0.0%
Union Pacific Corp.
3.55%, 08/15/2039	195,000	161,014
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	132,350
Total Corporate Bonds & Notes (cost $63,247,646)		61,663,273
ASSET BACKED SECURITIES — 5.3%
Auto Loan Receivables — 1.9%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	72,411	72,192
Series 2024-1, Class A3 5.43%, 01/18/2029	250,000	252,690
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	235,972
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C 5.15%, 12/17/2029	410,000	412,750
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	444,219
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	304,560
Credit Acceptance Auto Loan Trust
Series 2024-3, Class C 5.39%, 01/16/2035*	404,000	408,741
Series 2025-1A, Class C 5.71%, 07/16/2035*	543,000	549,030
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	253,742
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	650,150
Drive Auto Receivables Trust
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	284,175
DT Auto Owner Trust
Series 2021-3A, Class D 1.31%, 05/17/2027*	417,487	409,109

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	$ 134,000	$ 136,612
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	488,358
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	476,073
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	159,000	160,597
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	356,000	360,764
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	320,876	323,157
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	42,452	42,032
Santander Drive Auto Receivables Trust
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	450,387
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	497,276
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	170,000	171,736
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	162,157
Westlake Automobile Receivables Trust
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,236
		7,677,715
Credit Card Receivables — 0.0%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	258,000	261,134
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 5.30%, (TSFR1M+0.97%), 11/25/2034	11,641	11,932
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 5.18%, (TSFR1M+0.85%), 08/25/2035	103,378	90,179
		102,111
Other Asset Backed Securities — 3.4%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	192,443
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	661,315	656,717
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	89,709
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	$ 20,008	$ 18,271
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	15,663	15,188
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II 4.47%, 10/25/2045*	435,925	434,323
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.98%, 10/20/2049*	184,415	180,934
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	952,243	945,483
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	370,884	369,769
Series 2025-1A, Class A 4.95%, 04/15/2050*	335,058	335,992
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	132,922	136,218
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 4.58%, 01/15/2032*	142,000	142,153
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.76%, (TSFR1M+0.43%), 04/25/2036	130,623	84,923
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	216,732	218,740
Series 2024-2A, Class A 5.50%, 03/25/2038*	138,651	141,545
Series 2024-1B, Class C 6.62%, 09/15/2039*	174,032	177,588
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	128,016	129,575
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	360,975
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	320,879	310,575
Lendmark Funding Trust
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	237,862
Mariner Finance Issuance Trust
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	434,345
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	286,871	283,792
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	98,887	87,068
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	148,092	149,219
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	304,829

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	$ 313,133	$ 296,374
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	349,629	326,227
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	705,000	661,177
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	395,000	368,925
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	464,255
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	257,220
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	699,300	699,496
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	98,948
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/09/2029*(3)	495,000	456,609
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	115,561
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	364,747
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	132,297
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	440,444
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	271,909
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C 5.94%, 01/20/2043*	52,698	53,395
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.76%, (TSFR3M+0.46%), 12/15/2039	40,042	38,861
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	93,003	84,650
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	776,100	784,936
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	369,593	360,778
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	196,074
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	259,704	259,221
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	220,774
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	89,609	91,125
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	$ 320,000	$ 320,249
		13,802,488
Total Asset Backed Securities (cost $21,470,184)		21,843,448
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Commercial and Residential — 1.9%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	25,641	24,429
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	13,765	13,425
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.23%, 08/10/2038*(3)	100,000	96,906
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	85,340
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 5.09%, (TSFR1M+0.77%), 05/15/2038*	17,395	17,330
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.58%, 11/15/2050(3)	60,000	55,317
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	147,555
Series 2016-CD2, Class C 4.11%, 11/10/2049(3)	130,000	79,459
Series 2018-CD7, Class C 5.00%, 08/15/2051(3)	600,000	546,811
CIM Trust FRS
Series 2019-INV1, Class A2 5.47%, (SOFR30A+1.11%), 02/25/2049*	3,881	3,762
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.23%, 04/10/2048(3)	117,435	107,429
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	91,347	91,298
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	87,708
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.83%, (TSFR1M+0.31%), 07/20/2046	83,510	63,620
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	305,696
CSMC Trust VRS
Series 2015-1, Class B2 3.89%, 01/25/2045*(3)	28,134	27,152
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	73,573	62,257
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	128,782
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(3)	611,878	613,963

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 6.57%, (TSFR1M+2.25%), 10/15/2039*	$ 251,909	$ 251,279
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(3)	234,380	224,512
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.51%, 12/15/2049(3)	60,000	51,246
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	42,221	38,718
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	22,789	20,607
Series 2017-3, Class B2 3.78%, 08/25/2047*(3)	136,127	126,370
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	386,597
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	66,690	63,682
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 5.24%, (TSFR1M+0.92%), 04/15/2038*	12,339	12,324
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	183,983
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	105,106
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.42%, 07/11/2040*(3)	230,000	215,020
Series 2019-L2, Class C 5.13%, 03/15/2052(3)	200,000	170,302
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	121,017
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	114,810
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	57,245	55,303
Series 2015-2A, Class B3 5.30%, 08/25/2055*(3)	35,895	35,738
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 5.38%, (TSFR1M+1.06%), 01/25/2059*	46,352	46,242
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	374,837	360,330
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	160,273	156,640
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	155,250	151,625
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	748,030	646,096
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 6.06%, (TSFR1M+1.74%), 05/15/2039*	300,000	292,875
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	$ 68,826	$ 61,660
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	8,232	8,045
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	309,047
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	676,464
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	58,565
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	6,856	6,313
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.76%, 09/15/2057(3)	165,000	132,330
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	158,340
		7,799,425
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.94%, 12/25/2049*(3)	420,000	412,330
Series 2017-K62, Class B 4.01%, 01/25/2050*(3)	580,000	572,669
Series 2017-K66, Class C 4.18%, 07/25/2027*(3)	310,000	302,211
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M2 8.60%, (SOFR30A+4.25%), 05/25/2044*	150,000	155,560
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	2,531	53
Series 4207, Class JI 3.00%, 05/15/2028(4)	22,787	604
Series 4579, Class BA 3.00%, 01/15/2043	1,228	1,224
Series 4121, Class UI 3.50%, 10/15/2042(4)	119,672	13,587
Series 4808, Class DL 4.00%, 11/15/2045	30,000	29,757
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 1.58%, (5.94%-SOFR30A), 02/25/2050(4)(5)	108,756	13,437
Series 3994, Class SH 2.14%, (6.49%-SOFR30A), 06/15/2041(4)(5)	151,325	9,100
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	35,279	799
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	6,304	143
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	74,103	4,215
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	9,357	171
Series 2016-92, Class A 3.00%, 04/25/2042	4,773	4,702

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	$ 147,708	$ 24,301
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	89,786	7,182
Series 2017-66, Class C 3.50%, 08/25/2045	6,648	6,611
Series 2017-46, Class LB 3.50%, 12/25/2052	55,734	55,051
Series 2017-49, Class JA 4.00%, 07/25/2053	37,554	37,341
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	94,643	19,625
Series 2002-16, Class TM 7.00%, 04/25/2032	16,270	16,898
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 2.23%, 06/25/2045(3)(4)	50,434	3,225
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	25,674	1,202
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	658,421	80,823
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	143,328	21,043
Series 2017-51, Class AH 2.60%, 05/16/2059	27,739	23,481
Series 2017-190, Class AD 2.60%, 03/16/2060	18,082	15,368
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	123,435	19,482
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	134,935	23,180
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	181,384	31,021
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	118,334	19,650
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	194,076	30,703
Series 2025-1, Class GC 3.50%, 10/20/2051	651,429	621,951
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	15,950	692
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 1.67%, (5.99%-TSFR1M), 10/20/2046(4)(5)	72,177	8,923
Series 2017-176, Class SC 1.77%, (6.09%-TSFR1M), 11/20/2047(4)(5)	83,831	12,253
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	369,717	4,568
		2,605,136
Total Collateralized Mortgage Obligations (cost $10,997,923)		10,404,561
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.9%
U.S. Government — 6.0%
United States Treasury Bonds
1.88%, 11/15/2051	500,000	281,406
2.00%, 11/15/2041 to 08/15/2051	4,494,000	2,957,142
2.25%, 02/15/2052	1,916,000	1,184,627
3.88%, 05/15/2043	2,660,000	2,401,585
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.13%, 08/15/2044	$ 850,000	$ 787,844
4.50%, 02/15/2044	500,000	488,574
4.63%, 11/15/2044	500,000	495,000
United States Treasury Notes
1.25%, 11/30/2026	700,000	673,942
2.75%, 07/31/2027	1,080,000	1,060,172
3.38%, 09/15/2027	175,000	174,193
3.50%, 04/30/2028	1,400,000	1,396,172
3.75%, 12/31/2028	1,750,000	1,756,289
3.88%, 08/15/2034	1,230,000	1,204,824
4.13%, 06/15/2026(6)	1,045,000	1,048,143
4.25%, 01/31/2026(6)	5,553,000	5,561,590
4.25%, 02/28/2031 to 11/15/2034	2,350,000	2,390,492
4.63%, 11/15/2026 to 04/30/2031	680,000	706,684
		24,568,679
U.S. Government Agency — 0.9%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	697,628
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	177,355	151,478
3.00%, 04/01/2035	11,973	11,513
3.50%, 07/01/2042 to 02/01/2044	80,065	74,790
5.00%, 01/01/2034 to 04/01/2035	22,704	23,011
6.00%, 05/01/2031	2,492	2,589
7.50%, 12/01/2030 to 02/01/2031	10,397	10,429
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	81,852	75,936
2.50%, 06/01/2027 to 03/01/2035	100,053	95,525
3.00%, 10/01/2036 to 04/01/2043	85,079	77,952
3.50%, 08/01/2031 to 05/01/2058	1,284,364	1,170,828
4.00%, 09/01/2038 to 07/01/2056	789,431	743,389
4.50%, 03/01/2041	50,425	49,990
5.00%, 08/01/2035 to 07/01/2047	203,633	205,706
6.00%, 05/01/2031	1,177	1,222
6.50%, 09/01/2025 to 11/01/2027	768	792
7.00%, 05/01/2029 to 01/01/2031	3,058	3,193
7.50%, 01/01/2031	1,380	1,389
Government National Mtg. Assoc.
3.00%, 02/15/2043	52,530	47,679
3.50%, 09/15/2042 to 11/20/2047	176,084	163,493
4.00%, 10/20/2044	45,249	42,508
4.50%, 05/15/2039 to 10/20/2040	48,028	47,273
5.50%, 07/20/2033	19,899	20,584
6.00%, 07/20/2033	14,232	14,800
6.50%, 03/20/2027 to 04/20/2027	1,379	1,410
7.50%, 09/15/2030 to 01/15/2032	10,637	11,038
		3,746,145
Total U.S. Government & Agency Obligations (cost $31,178,447)		28,314,824
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	150,879
Dominican Republic
6.00%, 02/22/2033*	396,000	381,863
Federative Republic of Brazil
6.63%, 03/15/2035	200,000	199,333
Government of Bermuda
2.38%, 08/20/2030*	260,000	225,622
4.75%, 02/15/2029*	200,000	198,631
5.00%, 07/15/2032*	305,000	299,872

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Morocco
3.00%, 12/15/2032*	$ 200,000	$ 164,908
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	201,779
Republic of Paraguay
6.00%, 02/09/2036*	350,000	352,013
United Mexican States
6.00%, 05/07/2036	345,000	328,601
6.34%, 05/04/2053	200,000	175,466
Total Foreign Government Obligations (cost $2,844,635)		2,678,967
UNAFFILIATED INVESTMENT COMPANIES — 4.2%
JPMorgan Emerging Markets Equity Fund, Class R6	151,334	4,786,710
JPMorgan High Yield Fund	1,957,665	12,568,208
Total Unaffiliated Investment Companies (cost $17,093,338)		17,354,918
Total Long-Term Investment Securities (cost $373,843,787)		392,883,430
SHORT-TERM INVESTMENTS — 1.7%
Commercial Paper — 0.2%
Australia & New Zealand Banking Group, Ltd.
4.39%, 11/25/2025*	250,000	243,907
Crédit Industriel et Commercial Insititutional Certificate
4.65%, 11/21/2025	250,000	250,320
Svenska Handelsbanken AB, Class A
4.39%, 11/18/2025	201,000	196,253
		690,480
Unaffiliated Investment Companies — 1.0%
JPMorgan Prime Money Market Fund, Class IM 4.40%(7)	4,156,957	4,157,789
U.S. Government — 0.5%
United States Treasury Bills
3.93%, 05/15/2025	1,000,000	998,361
4.21%, 05/15/2025	1,000,000	998,361
		1,996,722
Total Short-Term Investments (cost $6,844,247)		6,844,991
TOTAL INVESTMENTS (cost $380,688,034)	97.8%	399,728,421
Other assets less liabilities	2.2	9,113,223
NET ASSETS	100.0%	$408,841,644
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $45,911,877 representing 11.2% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of April 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	Australian 10 Year Bonds	June 2025	$ 6,479,533	$ 6,628,080	$ 148,547
12	Long	British Pound	June 2025	998,798	1,000,650	1,852
15	Long	Euro FX	June 2025	2,042,222	2,133,750	91,528
37	Long	Euro-BTP	June 2025	4,994,690	5,042,011	47,321

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	Long Gilt	June 2025	3,063,647	$ 3,115,854	$ 52,207
5	Long	MSCI EAFE Index	June 2025	617,170	623,675	6,505
18	Long	S&P 500 E-Mini Index	June 2025	4,919,038	5,028,300	109,262
17	Long	TOPIX Index	June 2025	3,146,166	3,168,031	21,865
458	Long	U.S. Treasury 10 Year Notes	June 2025	51,074,995	51,396,187	321,192
105	Long	U.S. Treasury 2 Year Notes	June 2025	21,806,563	21,855,586	49,023
43	Long	U.S. Treasury 5 Year Notes	June 2025	4,657,037	4,695,398	38,361
6	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	687,575	688,406	831
58	Short	Dow Jones Real Estate Index	June 2025	2,114,663	2,082,781	31,882
216	Short	MSCI Emerging Markets Index	June 2025	12,382,293	11,988,000	394,293
19	Short	Swiss Franc	June 2025	2,917,456	2,901,537	15,919
						$1,330,588
						Unrealized (Depreciation)
29	Long	FTSE 100 Index	June 2025	$ 3,362,443	$ 3,271,194	$ (91,249)
19	Long	U.S. Treasury Long Bonds	June 2025	2,230,477	2,215,875	(14,602)
61	Long	U.S. Treasury Ultra Bonds	June 2025	7,521,657	7,382,907	(138,750)
12	Short	Japan 10 Year Bonds	June 2025	11,589,547	11,804,448	(214,901)
52	Short	MSCI EAFE Index	June 2025	6,381,922	6,486,220	(104,298)
5	Short	S&P/Toronto Stock Exchange 60 Index	June 2025	1,072,168	1,084,434	(12,266)
9	Short	SPI 200 Index	June 2025	1,120,985	1,173,456	(52,471)
						$(628,537)
		Net Unrealized Appreciation (Depreciation)				$702,051
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	617,847	EUR	540,822	07/29/2025	$ —	$(1,923)
BNP Paribas SA	USD	2,536,387	GBP	1,906,500	07/29/2025	5,241	—
HSBC Bank PLC	EUR	4,768,811	USD	5,461,013	07/29/2025	29,977	—
	HKD	3,366,397	USD	434,536	07/29/2025	—	(56)
	USD	534,042	EUR	466,743	07/29/2025	—	(2,484)
						29,977	(2,540)
Morgan Stanley & Co. International PLC	DKK	1,819,482	USD	279,048	07/29/2025	1,195	—
	SEK	7,273,375	USD	760,447	07/29/2025	4,068	—
	USD	568,127	CHF	465,804	07/29/2025	2,095	—
	USD	322,925	EUR	282,978	07/29/2025	—	(651)
						7,358	(651)
Standard Chartered Bank	SGD	639,666	USD	490,038	07/29/2025	—	(2,037)
State Street Bank & Trust Co.	HKD	5,083,159	USD	656,265	07/29/2025	44	—
	USD	1,183,267	AUD	1,852,843	07/29/2025	4,786	—
	USD	2,469,405	CAD	3,407,701	07/29/2025	13,469	—
	USD	840,399	CHF	687,240	07/29/2025	896	—
	USD	983,655	JPY	138,883,257	07/29/2025	—	(2,767)
						19,195	(2,767)
Unrealized Appreciation (Depreciation)						$61,771	$(9,918)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Home Furnishings	$1,257,876	$10,464	$—	$1,268,340
Iron/Steel	141,425	—	0	141,425
Software	18,836,558	11,557	—	18,848,115
Other Industries	230,360,516	—	—	230,360,516
Preferred Stocks	5,043	—	—	5,043
Corporate Bonds & Notes	—	61,663,273	—	61,663,273
Asset Backed Securities	—	21,843,448	—	21,843,448
Collateralized Mortgage Obligations	—	10,404,561	—	10,404,561
U.S. Government & Agency Obligations	—	28,314,824	—	28,314,824
Foreign Government Obligations	—	2,678,967	—	2,678,967
Unaffiliated Investment Companies	17,354,918	—	—	17,354,918
Short-Term Investments:
Unaffiliated Investment Companies	4,157,789	—	—	4,157,789
Other Short-Term Investments	—	2,687,202	—	2,687,202
Total Investments at Value	$272,114,125	$127,614,296	$0	$399,728,421
Other Financial Instruments:†
Futures Contracts	$1,330,588	$—	$—	$1,330,588
Forward Foreign Currency Contracts	—	61,771	—	61,771
Total Other Financial Instruments	$1,330,588	$61,771	$—	$1,392,359
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$628,537	$—	$—	$628,537
Forward Foreign Currency Contracts	—	9,918	—	9,918
Total Other Financial Instruments	$628,537	$9,918	$—	$638,455
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.2%
Austria — 0.3%
Raiffeisen Bank International AG	19,456	$ 517,517
Bermuda — 1.4%
Credicorp., Ltd.	5,726	1,157,740
Genpact, Ltd.	17,546	881,862
Kunlun Energy Co., Ltd.	612,000	583,939
		2,623,541
Brazil — 6.2%
AMBEV SA	345,618	887,317
Banco do Brasil SA	174,404	889,053
Cia Energetica de Minas Gerais (Preference Shares)	313,567	605,016
Cury Construtora e Incorporadora SA	138,561	672,644
Embraer SA†	60,396	690,891
Itau Unibanco Holding SA (Preference Shares)	322,525	2,022,050
Lojas Renner SA	301,649	776,560
Marcopolo SA (Preference Shares)	424,190	526,206
Petroleo Brasileiro SA (Preference Shares)	360,216	1,903,541
Porto Seguro SA	112,215	869,816
Telefonica Brasil SA	160,215	784,538
TOTVS SA	120,988	802,017
		11,429,649
Chile — 0.4%
Banco de Chile	4,473,567	656,703
China — 23.3%
Alibaba Group Holding, Ltd.	442,408	6,702,633
Bank of Hangzhou Co., Ltd., Class A	293,000	593,036
BYD Co., Ltd.	39,500	1,885,463
China Construction Bank Corp.	3,324,000	2,734,427
China Feihe, Ltd.*	734,000	556,491
China Life Insurance Co., Ltd.	455,000	833,075
China Pacific Insurance Group Co., Ltd.	325,200	884,744
Fuyao Glass Industry Group Co., Ltd.*	102,000	721,375
Gree Electric Appliances, Inc. of Zhuhai, Class A	98,800	619,779
Haier Smart Home Co., Ltd.	227,400	661,183
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	123,000	504,004
JD.com, Inc., Class A	95,900	1,581,516
Kingsoft Corp., Ltd.	186,000	925,731
Meituan, Class B*†	117,370	1,971,906
NetEase, Inc.	96,900	2,086,531
PICC Property & Casualty Co., Ltd.	654,000	1,205,864
Ping An Insurance Group Co. of China, Ltd.	265,500	1,595,273
Sany Heavy Industry Co., Ltd., Class A	208,700	542,813
SF Holding Co., Ltd., Class A	101,400	607,607
Shanghai Pudong Development Bank Co., Ltd., Class A	457,400	690,244
Sinotruk Jinan Truck Co., Ltd.	200,600	468,715
Tencent Holdings, Ltd.	177,600	10,927,681
Tsingtao Brewery Co., Ltd.	86,000	608,773
Weichai Power Co., Ltd.	405,000	793,749
Xiaomi Corp., Class B*†	267,200	1,720,904
Yunda Holding Co., Ltd., Class A	465,300	434,369
		42,857,886
Colombia — 0.4%
Bancolombia SA ADR	16,894	681,166
Greece — 2.1%
Alpha Services & Holdings SA	259,600	625,819
Eurobank Ergasias Services & Holdings SA	236,820	665,607
Hellenic Telecommunications Organization SA	33,843	641,029
National Bank of Greece SA	74,510	784,494
Security Description	Shares or Principal Amount	Value

Greece (continued)
OPAP SA	26,005	$ 576,528
Public Power Corp. S.A.	38,496	574,347
		3,867,824
Hong Kong — 3.3%
AIA Group, Ltd.	76,000	569,344
Cathay Pacific Airways, Ltd.	408,000	469,782
Geely Automobile Holdings, Ltd.	415,000	875,419
Lenovo Group, Ltd.	672,000	778,957
Sinotruk Hong Kong, Ltd.	224,500	539,569
SITC International Holdings Co., Ltd.	212,000	586,338
TCL Electronics Holdings, Ltd.	522,000	660,274
United Laboratories International Holdings, Ltd.	412,000	738,408
WH Group, Ltd.*	1,018,000	910,944
		6,129,035
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	70,838	598,059
OTP Bank Nyrt	13,329	981,200
Richter Gedeon Nyrt	20,372	616,299
		2,195,558
India — 9.5%
HDFC Bank, Ltd. ADR	69,319	5,038,798
ICICI Bank, Ltd. ADR	129,533	4,347,127
Infosys, Ltd. ADR	151,760	2,670,976
Reliance Industries, Ltd. GDR*	15,253	996,021
State Bank of India GDR	28,631	2,668,409
Wipro, Ltd. ADR	637,824	1,824,177
		17,545,508
Indonesia — 1.7%
Astra International Tbk PT	2,483,900	718,236
Bank Central Asia Tbk PT	3,175,900	1,688,393
Indofood Sukses Makmur Tbk PT	1,377,000	663,614
		3,070,243
Ireland — 0.4%
PDD Holdings, Inc. ADR†	7,239	764,221
Jersey — 0.3%
WNS Holdings, Ltd.†	8,742	529,066
Kazakhstan — 0.3%
Kaspi.KZ JSC ADR	5,422	476,540
Malaysia — 0.7%
AMMB Holdings Bhd	450,700	538,960
CIMB Group Holdings Bhd	492,400	812,488
		1,351,448
Mexico — 2.4%
Arca Continental SAB de CV	59,091	622,323
Gruma SAB de CV, Class B	36,289	691,435
Grupo Aeroportuario del Sureste SAB de CV, Class B	22,114	698,327
Grupo Financiero Banorte SAB de CV, Class O	207,936	1,782,945
Regional SAB de CV	96,980	681,958
		4,476,988
Panama — 0.3%
Copa Holdings SA, Class A	5,967	547,532
Philippines — 0.8%
BDO Unibank, Inc.	275,480	791,102
International Container Terminal Services, Inc.	100,940	614,802
		1,405,904

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland — 1.4%
Bank Polska Kasa Opieki SA	16,970	$ 845,615
Powszechna Kasa Oszczednosci Bank Polski SA	44,656	855,114
Powszechny Zaklad Ubezpieczen SA	62,405	971,443
		2,672,172
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank Of Russia PJSC†(1)(2)	426,432	0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 1.7%
Al Rajhi Bank	64,446	1,673,453
Aldrees Petroleum & Transport Services Co.	13,723	504,147
United Electronics Co.	36,737	920,641
		3,098,241
Singapore — 0.3%
Sea, Ltd. ADR†	4,606	617,434
South Africa — 1.2%
Absa Group, Ltd.	94,922	871,336
Foschini Group, Ltd.	66,002	458,683
Harmony Gold Mining Co., Ltd.	56,690	897,623
		2,227,642
South Korea — 12.5%
DB Insurance Co., Ltd.	9,160	587,684
Hana Financial Group, Inc.	20,303	921,241
HMM Co., Ltd.	46,008	591,000
Hyundai Glovis Co., Ltd.	6,641	532,588
Hyundai Mobis Co., Ltd.	4,629	871,092
JB Financial Group Co., Ltd.	41,393	497,065
JYP Entertainment Corp.	9,635	469,041
KEPCO Plant Service & Engineering Co., Ltd.	17,214	534,040
Kia Corp.	18,376	1,168,618
KIWOOM Securities Co., Ltd.	6,530	629,342
Korea Investment Holdings Co., Ltd.	10,208	596,035
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,926	942,576
Korean Air Lines Co., Ltd.	29,957	441,505
Krafton, Inc.†	3,082	805,461
NAVER Corp.	6,997	986,914
Samsung Electronics Co., Ltd.	155,083	6,054,947
Samsung Life Insurance Co., Ltd.	9,027	547,399
Samsung SDS Co., Ltd.	6,748	609,527
Samsung Securities Co., Ltd.	18,305	672,192
Shinhan Financial Group Co., Ltd.	24,844	898,334
SK Hynix, Inc.	19,423	2,425,313
SM Entertainment Co., Ltd.	7,818	681,428
SOOP Co., Ltd.	8,000	462,047
		22,925,389
Taiwan — 14.5%
Arcadyan Technology Corp.	100,000	737,892
ASE Technology Holding Co., Ltd.	200,000	847,325
China Airlines, Ltd.	797,000	524,555
Eva Airways Corp.	420,000	505,581
Fubon Financial Holding Co., Ltd.	375,000	988,416
Largan Precision Co., Ltd.	22,000	1,554,576
MediaTek, Inc.	49,000	2,068,286
Novatek Microelectronics Corp.	37,000	600,413
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Realtek Semiconductor Corp.	65,000	$ 1,064,941
Taiwan Semiconductor Manufacturing Co., Ltd.	625,166	17,748,514
		26,640,499
Thailand — 1.0%
Kasikornbank PCL	145,000	687,996
Krung Thai Bank PCL	875,000	571,022
SCB X PCL	164,700	579,322
		1,838,340
Turkey — 1.1%
BIM Birlesik Magazalar AS	55,074	645,241
Turk Hava Yollari AO†	67,776	500,466
Turkcell Iletisim Hizmetleri AS	212,064	495,251
Turkiye Garanti Bankasi AS	157,170	419,313
		2,060,271
United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	272,708	864,219
Abu Dhabi Islamic Bank PJSC	186,586	929,615
Dubai Islamic Bank PJSC	409,306	842,448
Emaar Properties PJSC	392,903	1,401,296
Emirates NBD Bank PJSC	153,219	857,231
		4,894,809
United Kingdom — 0.5%
Rio Tinto PLC	14,607	865,687
United States — 0.3%
Freshworks, Inc., Class A†	32,885	485,711
TOTAL INVESTMENTS (cost $153,010,744)	92.2%	169,452,524
Other assets less liabilities	7.8	14,372,074
NET ASSETS	100.0%	$183,824,598
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $6,877,641 representing 3.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	10/01/2021	24,410	$121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.0
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Severstal PAO GDR
	08/20/2019	1,308	$18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
241	Long	IFSC Nifty 50 Index	May 2025	$11,786,278	$11,758,149	$(28,129)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	23.3%
Semiconductors	16.8
Internet	13.0
Insurance	4.5
Computers	4.0
Software	3.0
Auto Manufacturers	2.7
Oil & Gas	2.4
Telecommunications	2.4
Food	1.9
Airlines	1.6
Auto Parts & Equipment	1.6
Retail	1.5
Diversified Financial Services	1.5
Transportation	1.4
Beverages	1.1
Home Furnishings	1.1
Pharmaceuticals	1.1
Mining	1.0
Entertainment	1.0
Miscellaneous Manufacturing	0.8
Real Estate	0.8
Engineering & Construction	0.8
Commercial Services	0.7
Electric	0.6
Shipbuilding	0.5
Aerospace/Defense	0.4
Diversified Finan Serv	0.4
Machinery-Construction & Mining	0.3
92.2%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Other Countries	169,452,524	—	—	169,452,524
Total Investments at Value	$169,452,524	$—	$0	$169,452,524
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,129	$—	$—	$28,129
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 3.3%
General Dynamics Corp.	47,991	$ 13,059,311
RTX Corp.	103,776	13,089,267
		26,148,578
Agriculture — 2.4%
Philip Morris International, Inc.	113,050	19,372,248
Apparel — 0.4%
NIKE, Inc., Class B	52,917	2,984,519
Banks — 11.4%
Bank of America Corp.	533,666	21,282,600
Bank of New York Mellon Corp.	123,709	9,947,441
Goldman Sachs Group, Inc.	17,044	9,332,442
Morgan Stanley	106,702	12,315,545
PNC Financial Services Group, Inc.	60,206	9,674,502
Wells Fargo & Co.	403,114	28,625,125
		91,177,655
Beverages — 1.9%
Coca-Cola Co.	126,825	9,201,154
PepsiCo, Inc.	42,159	5,715,917
		14,917,071
Chemicals — 1.8%
Air Products & Chemicals, Inc.	53,594	14,528,797
Computers — 2.3%
Apple, Inc.	6,864	1,458,600
Hewlett Packard Enterprise Co.	370,150	6,003,833
International Business Machines Corp.	13,884	3,357,429
Seagate Technology Holdings PLC	80,233	7,303,610
		18,123,472
Cosmetics/Personal Care — 1.5%
Procter & Gamble Co.	72,952	11,859,807
Diversified Financial Services — 8.2%
American Express Co.	55,091	14,676,793
Ares Management Corp., Class A	56,837	8,669,348
Blackrock, Inc.	6,149	5,621,785
Capital One Financial Corp.	74,269	13,387,730
Charles Schwab Corp.	227,975	18,557,165
CME Group, Inc.	17,449	4,834,769
		65,747,590
Electric — 4.5%
CMS Energy Corp.	83,718	6,165,831
Dominion Energy, Inc.	167,733	9,121,321
NextEra Energy, Inc.	121,018	8,093,684
Public Service Enterprise Group, Inc.	62,766	5,016,886
Xcel Energy, Inc.	107,862	7,625,843
		36,023,565
Electrical Components & Equipment — 1.8%
Eaton Corp. PLC	49,156	14,470,052
Electronics — 0.5%
Honeywell International, Inc.	17,796	3,746,058
Environmental Control — 0.4%
Republic Services, Inc.	13,523	3,390,892
Food — 1.3%
Hershey Co.	22,033	3,683,697
Mondelez International, Inc., Class A	100,494	6,846,656
		10,530,353
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 2.1%
Abbott Laboratories	83,945	$ 10,975,809
Medtronic PLC	70,844	6,004,737
		16,980,546
Healthcare-Services — 4.1%
Cigna Group	29,435	10,009,077
Quest Diagnostics, Inc.	24,093	4,293,855
UnitedHealth Group, Inc.	44,809	18,436,215
		32,739,147
Insurance — 4.0%
Arthur J. Gallagher & Co.	29,641	9,505,572
Chubb, Ltd.	18,568	5,311,934
Marsh & McLennan Cos., Inc.	12,033	2,713,081
Progressive Corp.	32,845	9,253,750
Travelers Cos., Inc.	18,039	4,764,641
		31,548,978
Machinery-Diversified — 3.3%
Deere & Co.	31,990	14,829,285
Dover Corp.	67,782	11,566,998
		26,396,283
Media — 1.6%
Comcast Corp., Class A	368,897	12,616,277
Miscellaneous Manufacturing — 1.8%
3M Co.	47,101	6,542,800
Parker-Hannifin Corp.	13,188	7,979,531
		14,522,331
Oil & Gas — 6.0%
Chevron Corp.	108,213	14,723,461
ConocoPhillips	177,194	15,791,529
EOG Resources, Inc.	86,650	9,560,095
Exxon Mobil Corp.	72,897	7,700,110
		47,775,195
Packaging & Containers — 0.5%
Packaging Corp. of America	20,814	3,863,287
Pharmaceuticals — 9.1%
AbbVie, Inc.	65,687	12,815,533
Becton Dickinson & Co.	33,964	7,033,605
Bristol-Myers Squibb Co.	255,407	12,821,431
Cencora, Inc.	18,640	5,455,369
CVS Health Corp.	168,894	11,266,919
Eli Lilly & Co.	5,884	5,289,422
Johnson & Johnson	83,175	13,001,084
Merck & Co., Inc.	57,994	4,941,089
		72,624,452
Private Equity — 0.9%
Blackstone, Inc.	54,724	7,207,698
REITS — 2.8%
Alexandria Real Estate Equities, Inc.	25,241	1,834,011
AvalonBay Communities, Inc.	18,474	3,879,170
Digital Realty Trust, Inc.	20,781	3,336,182
Prologis, Inc.	53,764	5,494,681
Ventas, Inc.	105,432	7,388,675
		21,932,719
Retail — 8.3%
Home Depot, Inc.	32,497	11,714,843
Lowe's Cos., Inc.	60,989	13,634,701

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
McDonald's Corp.	45,799	$ 14,639,650
TJX Cos., Inc.	85,285	10,974,474
Walmart, Inc.	106,273	10,335,049
Yum! Brands, Inc.	34,815	5,237,569
		66,536,286
Semiconductors — 3.8%
Analog Devices, Inc.	53,026	10,335,828
Lam Research Corp.	35,458	2,541,275
NXP Semiconductors NV	42,996	7,924,593
Texas Instruments, Inc.	59,272	9,486,483
		30,288,179
Software — 2.7%
Fidelity National Information Services, Inc.	89,758	7,080,111
Microsoft Corp.	35,767	14,137,264
		21,217,375
Telecommunications — 1.5%
Corning, Inc.	136,227	6,045,754
Verizon Communications, Inc.	141,312	6,226,207
		12,271,961
Security Description	Shares or Principal Amount	Value

Transportation — 3.1%
Norfolk Southern Corp.	59,091	$ 13,239,339
Union Pacific Corp.	53,008	11,431,705
		24,671,044
Total Long-Term Investment Securities (cost $616,987,663)		776,212,415
SHORT-TERM INVESTMENTS — 2.5%
Unaffiliated Investment Companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1) (cost $19,572,699)	19,572,699	19,572,699
TOTAL INVESTMENTS (cost $636,560,362)	99.8%	795,785,114
Other assets less liabilities	0.2	1,673,065
NET ASSETS	100.0%	$797,458,179
(1)	The rate shown is the 7-day yield as of April 30, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$776,212,415	$—	$—	$776,212,415
Short-Term Investments	19,572,699	—	—	19,572,699
Total Investments at Value	$795,785,114	$—	$—	$795,785,114
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Australia — 0.3%
Atlassian Corp., Class A†	2,183	$ 498,401
JB Hi-Fi, Ltd.	7,839	520,153
		1,018,554
Austria — 0.8%
BAWAG Group AG*	12,446	1,364,123
Erste Group Bank AG	16,022	1,079,049
		2,443,172
Bermuda — 0.2%
Arch Capital Group, Ltd.	6,504	589,783
Canada — 3.0%
Celestica, Inc.†	3,163	269,962
Celestica, Inc. (TSX)†	4,234	361,269
CES Energy Solutions Corp.	93,091	410,557
EQB, Inc.	7,913	547,068
Fairfax Financial Holdings, Ltd.	799	1,247,416
Imperial Oil, Ltd.	16,308	1,100,015
Kinross Gold Corp.	100,176	1,478,598
Manulife Financial Corp.	37,830	1,159,377
Royal Bank of Canada	14,655	1,759,004
Transcontinental, Inc., Class A	78,592	1,071,761
		9,405,027
Denmark — 1.1%
Carlsberg A/S, Class B	9,920	1,348,662
Danske Bank A/S	29,659	1,033,946
Novo Nordisk A/S, Class B	4,451	293,919
Per Aarsleff Holding A/S	9,777	783,466
		3,459,993
Finland — 0.2%
Nokia Oyj	147,974	735,739
France — 3.9%
AXA SA	28,372	1,336,111
Cie de Saint-Gobain SA	8,013	866,904
Cie Generale des Etablissements Michelin SCA	22,723	828,113
Engie SA	21,530	443,537
Hermes International S.C.A.	360	975,112
Publicis Groupe SA	5,932	599,833
Safran SA	6,037	1,593,491
Sanofi SA	8,035	872,925
Schneider Electric SE	5,732	1,325,973
Societe Generale SA	25,480	1,316,246
SPIE SA	25,264	1,231,819
TotalEnergies SE	12,936	749,727
		12,139,791
Germany — 3.4%
Allianz SE	4,097	1,689,893
Bilfinger SE	7,227	610,758
Deutsche Bank AG	46,634	1,214,018
Deutsche Boerse AG	5,052	1,622,516
Heidelberg Materials AG	7,669	1,513,855
Muenchener Rueckversicherungs-Gesellschaft AG	2,702	1,841,475
Siemens AG	9,244	2,114,835
		10,607,350
Hong Kong — 1.8%
AIA Group, Ltd.	194,200	1,454,822
BOC Hong Kong Holdings, Ltd.	202,000	838,671
Cathay Pacific Airways, Ltd.	595,000	685,099
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	40,300	$ 1,770,880
United Laboratories International Holdings, Ltd.	418,000	749,162
		5,498,634
Ireland — 2.4%
Accenture PLC, Class A	4,692	1,403,612
Alkermes PLC†	25,556	735,246
CRH PLC	9,523	908,685
Eaton Corp. PLC	3,461	1,018,815
Jazz Pharmaceuticals PLC†	4,620	540,355
Seagate Technology Holdings PLC	11,270	1,025,908
Trane Technologies PLC	4,336	1,662,032
		7,294,653
Italy — 0.9%
Intesa Sanpaolo SpA	245,021	1,299,593
UniCredit SpA	28,265	1,632,060
		2,931,653
Japan — 4.9%
Credit Saison Co., Ltd.	36,900	861,981
Hitachi, Ltd.	44,500	1,094,915
Kamigumi Co., Ltd.	43,500	1,063,009
Mitsubishi UFJ Financial Group, Inc.	127,200	1,604,457
Modec, Inc.	23,000	695,727
MS&AD Insurance Group Holdings, Inc.	30,500	692,212
Niterra Co., Ltd.	20,700	643,093
Open House Group Co., Ltd.	13,700	605,376
Sankyo Co., Ltd.	42,400	645,578
Sony Group Corp.	48,600	1,281,792
Sumitomo Mitsui Financial Group, Inc.	56,600	1,345,922
Sumitomo Rubber Industries, Ltd.	57,500	723,877
Suzuki Motor Corp.	88,800	1,060,470
Toho Holdings Co., Ltd.	22,200	725,250
Tokio Marine Holdings, Inc.	32,900	1,313,423
UACJ Corp.	29,700	1,000,178
		15,357,260
Luxembourg — 0.4%
Spotify Technology SA†	1,851	1,136,477
Netherlands — 2.1%
ASML Holding NV	1,338	882,927
Heineken NV	16,143	1,439,235
Koninklijke Ahold Delhaize NV	23,765	972,968
Koninklijke KPN NV	265,711	1,232,639
NXP Semiconductors NV	6,021	1,109,730
Prosus NV	19,398	899,328
		6,536,827
Norway — 0.2%
Kongsberg Gruppen ASA	4,424	709,310
Panama — 0.2%
Carnival Corp.†	25,658	470,568
Singapore — 0.6%
DBS Group Holdings, Ltd.	35,400	1,150,548
Yangzijiang Shipbuilding Holdings, Ltd.	382,900	653,753
		1,804,301
Spain — 0.4%
Endesa SA	16,266	488,314
International Consolidated Airlines Group SA	208,821	723,569
		1,211,883

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland — 2.2%
Nestle SA	22,799	$ 2,423,680
Novartis AG	17,802	2,022,959
Roche Holding AG	7,612	2,483,688
		6,930,327
United Kingdom — 4.9%
3i Group PLC	33,239	1,875,562
Balfour Beatty PLC	156,256	952,918
Beazley PLC	81,849	964,815
Coca-Cola Europacific Partners PLC	7,752	703,416
Imperial Brands PLC	40,087	1,642,253
JET2 PLC	36,931	779,120
Keller Group PLC	35,942	680,179
Marks & Spencer Group PLC	167,088	866,219
Mitie Group PLC	329,944	634,071
NatWest Group PLC	261,735	1,668,031
Rolls-Royce Holdings PLC	97,678	981,784
Shell PLC	60,635	1,972,127
Tesco PLC	288,494	1,425,253
		15,145,748
United States — 64.5%
Abbott Laboratories	13,011	1,701,188
AbbVie, Inc.	16,154	3,151,645
Albertsons Cos., Inc., Class A	47,550	1,045,149
Allison Transmission Holdings, Inc.	12,419	1,145,529
Alphabet, Inc., Class C	43,778	7,043,442
Amazon.com, Inc.†	50,934	9,393,248
Ameriprise Financial, Inc.	2,871	1,352,298
Apple, Inc.	65,814	13,985,475
Applied Materials, Inc.	4,789	721,750
AT&T, Inc.	72,637	2,012,045
Baker Hughes Co.	19,829	701,947
Bank of America Corp.	56,170	2,240,060
BellRing Brands, Inc.†	10,625	819,612
Berkshire Hathaway, Inc., Class B†	4,243	2,262,580
Booking Holdings, Inc.	340	1,733,755
Box, Inc., Class A†	20,527	640,853
Bristol-Myers Squibb Co.	43,276	2,172,455
Brixmor Property Group, Inc.	30,017	747,723
Broadcom, Inc.	21,537	4,145,226
Cardinal Health, Inc.	9,721	1,373,480
CBRE Group, Inc., Class A†	9,917	1,211,659
Cheniere Energy, Inc.	4,322	998,857
Cigna Group	3,732	1,269,029
Citigroup, Inc.	22,026	1,506,138
CME Group, Inc.	4,435	1,228,850
CMS Energy Corp.	12,833	945,150
Coca-Cola Co.	18,614	1,350,446
Colgate-Palmolive Co.	4,347	400,750
ConocoPhillips	8,593	765,808
Costco Wholesale Corp.	1,737	1,727,446
Coterra Energy, Inc.	28,619	702,883
Crown Holdings, Inc.	13,290	1,280,226
Delta Air Lines, Inc.	6,965	289,953
East West Bancorp, Inc.	9,594	820,767
Eli Lilly & Co.	2,615	2,350,754
Entergy Corp.	10,670	887,424
Exelixis, Inc.†	22,111	865,646
Expedia Group, Inc.	5,106	801,285
Exxon Mobil Corp.	28,597	3,020,701
Fair Isaac Corp.†	586	1,165,952
Security Description	Shares or Principal Amount	Value

United States (continued)
Fortinet, Inc.†	13,145	$ 1,363,925
Fox Corp., Class A	14,622	728,029
Gen Digital, Inc.	33,388	863,748
Gilead Sciences, Inc.	14,119	1,504,238
GoDaddy, Inc., Class A†	5,386	1,014,345
Goldman Sachs Group, Inc.	2,998	1,641,555
Hilton Worldwide Holdings, Inc.	5,727	1,291,324
Hologic, Inc.†	13,635	793,557
InterDigital, Inc.	4,314	867,114
Jabil, Inc.	5,991	878,041
Johnson & Johnson	20,632	3,224,988
Kroger Co.	11,136	804,131
Lam Research Corp.	16,488	1,181,695
Louisiana-Pacific Corp.	7,607	656,560
Marvell Technology, Inc.	7,227	421,840
MasTec, Inc.†	6,293	801,225
Mastercard, Inc., Class A	6,991	3,831,487
McKesson Corp.	2,426	1,729,229
Merck & Co., Inc.	16,574	1,412,105
Meta Platforms, Inc., Class A	12,937	7,102,413
Microsoft Corp.	37,029	14,636,083
Morgan Stanley	14,488	1,672,205
Motorola Solutions, Inc.	3,387	1,491,601
Mueller Industries, Inc.	12,055	886,766
Netflix, Inc.†	2,922	3,306,886
NextEra Energy, Inc.	20,495	1,370,706
NRG Energy, Inc.	5,774	632,715
Nutanix, Inc., Class A†	6,970	478,839
NVIDIA Corp.	122,109	13,300,112
Oracle Corp.	13,516	1,901,972
Owens Corning	5,719	831,600
Parker-Hannifin Corp.	1,465	886,413
Penske Automotive Group, Inc.	5,108	795,162
PG&E Corp.	37,194	614,445
Philip Morris International, Inc.	16,245	2,783,743
Post Holdings, Inc.†	9,748	1,103,181
Procter & Gamble Co.	18,066	2,936,990
Progressive Corp.	5,270	1,484,770
QUALCOMM, Inc.	4,102	608,983
Quanta Services, Inc.	3,900	1,141,491
Ralph Lauren Corp.	2,752	619,062
Republic Services, Inc.	3,915	981,686
S&P Global, Inc.	1,371	685,569
Salesforce, Inc.	8,353	2,244,535
ServiceNow, Inc.†	2,030	1,938,670
Southern Co.	20,347	1,869,686
Steel Dynamics, Inc.	9,032	1,171,541
Targa Resources Corp.	6,035	1,031,381
Taylor Morrison Home Corp.†	11,444	656,313
Tenet Healthcare Corp.†	7,629	1,090,566
Tesla, Inc.†	7,017	1,979,917
T-Mobile US, Inc.	3,748	925,569
Toll Brothers, Inc.	5,224	526,945
TransDigm Group, Inc.	817	1,154,478
United Therapeutics Corp.†	1,374	416,446
UnitedHealth Group, Inc.	5,883	2,420,502
Unum Group	10,868	844,009
US Foods Holding Corp.†	11,397	748,327
Valmont Industries, Inc.	3,010	882,592
Ventas, Inc.	19,109	1,339,159
Visa, Inc., Class A	6,118	2,113,769
Vistra Corp.	5,264	682,372
Walt Disney Co.	17,574	1,598,355

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Wells Fargo & Co.	37,504	$ 2,663,159
Welltower, Inc.	11,592	1,768,823
Westinghouse Air Brake Technologies Corp.	6,010	1,110,287
		200,419,114
Total Long-Term Investment Securities (cost $235,775,879)		305,846,164
REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $8,458,309 and collateralized by $8,963,200 of United States Treasury Notes, bearing interest at 0.63% due 07/31/2026 and having an approximate value of $8,627,247 (cost $8,457,989)	$8,457,989	8,457,989
TOTAL INVESTMENTS (cost $244,233,868)	101.1%	314,304,153
Other assets less liabilities	(1.1)	(3,387,596)
NET ASSETS	100.0%	$310,916,557
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $1,364,123 representing 0.4% of net assets.
TSX—Toronto Stock Exchange
Industry Allocation*
Internet	10.9%
Banks	9.2
Pharmaceuticals	8.0
Software	7.5
Semiconductors	7.1
Computers	5.7
Insurance	5.4
Diversified Financial Services	4.1
Food	3.1
Repurchase Agreements	2.7
Electric	2.6
Oil & Gas	2.5
Telecommunications	2.3
Building Materials	2.1
Engineering & Construction	1.7
Beverages	1.5
Healthcare-Services	1.5
Agriculture	1.4
REITS	1.2
Aerospace/Defense	1.2
Auto Parts & Equipment	1.1
Retail	1.1
Cosmetics/Personal Care	1.0
Auto Manufacturers	1.0
Miscellaneous Manufacturing	1.0
Biotechnology	0.9
Metal Fabricate/Hardware	0.9
Healthcare-Products	0.8
Airlines	0.8
Commercial Services	0.8
Packaging & Containers	0.7

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	0.7%
Media	0.7
Pipelines	0.6
Private Equity	0.6
Machinery-Construction & Mining	0.6
Home Builders	0.6
Apparel	0.5
Electronics	0.5
Mining	0.5
Shipbuilding	0.4
Lodging	0.4
Home Furnishings	0.4
Real Estate	0.4
Iron/Steel	0.4
Machinery-Diversified	0.4
Transportation	0.4
Oil & Gas Services	0.3
Environmental Control	0.3
Entertainment	0.2
Advertising	0.2
Leisure Time	0.2
101.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$305,846,164	$—	$—	$305,846,164
Repurchase Agreements	—	8,457,989	—	8,457,989
Total Investments at Value	$305,846,164	$8,457,989	$—	$314,304,153
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 3.2%
Howmet Aerospace, Inc.	53,739	$ 7,447,151
Northrop Grumman Corp.	19,414	9,444,911
		16,892,062
Auto Manufacturers — 1.0%
Tesla, Inc.†	19,097	5,388,409
Banks — 5.0%
Morgan Stanley	52,427	6,051,124
US Bancorp	61,475	2,479,902
Wells Fargo & Co.	253,992	18,035,972
		26,566,998
Biotechnology — 2.2%
Regeneron Pharmaceuticals, Inc.	10,390	6,221,116
Vertex Pharmaceuticals, Inc.†	10,149	5,170,916
		11,392,032
Building Materials — 4.5%
Carrier Global Corp.	78,925	4,935,970
Trane Technologies PLC	18,771	7,195,112
Vulcan Materials Co.	43,828	11,497,399
		23,628,481
Computers — 6.8%
Apple, Inc.	167,925	35,684,062
Diversified Financial Services — 7.0%
American Express Co.	46,207	12,310,007
Ameriprise Financial, Inc.	20,219	9,523,554
Mastercard, Inc., Class A	27,706	15,184,550
		37,018,111
Electric — 4.4%
Entergy Corp.	37,486	3,117,711
NextEra Energy, Inc.	86,637	5,794,282
PG&E Corp.	411,382	6,796,031
Southern Co.	80,528	7,399,718
		23,107,742
Electrical Components & Equipment — 2.3%
Eaton Corp. PLC	40,644	11,964,374
Food — 1.2%
Mondelez International, Inc., Class A	89,866	6,122,571
Healthcare-Products — 4.1%
Edwards Lifesciences Corp.†	63,030	4,758,135
Medtronic PLC	75,767	6,422,011
Stryker Corp.	27,218	10,177,354
		21,357,500
Healthcare-Services — 2.2%
UnitedHealth Group, Inc.	27,725	11,407,174
Insurance — 3.3%
Arthur J. Gallagher & Co.	35,795	11,479,098
Travelers Cos., Inc.	21,468	5,670,343
		17,149,441
Internet — 10.8%
Alphabet, Inc., Class A	77,801	12,354,799
Amazon.com, Inc.†	129,801	23,937,900
Meta Platforms, Inc., Class A	37,367	20,514,483
		56,807,182
Security Description	Shares or Principal Amount	Value

Lodging — 1.1%
Marriott International, Inc., Class A	25,010	$ 5,966,886
Machinery-Diversified — 1.6%
Deere & Co.	18,318	8,491,492
Oil & Gas — 2.0%
Exxon Mobil Corp.	99,241	10,482,827
Oil & Gas Services — 2.3%
Baker Hughes Co.	343,164	12,148,006
Pharmaceuticals — 3.0%
AbbVie, Inc.	50,971	9,944,442
Eli Lilly & Co.	6,554	5,891,718
		15,836,160
REITS — 0.7%
Prologis, Inc.	33,827	3,457,119
Retail — 7.6%
Chipotle Mexican Grill, Inc.†	124,913	6,310,605
Lowe's Cos., Inc.	53,246	11,903,676
McDonald's Corp.	33,701	10,772,524
Walmart, Inc.	112,833	10,973,009
		39,959,814
Semiconductors — 10.5%
ASML Holding NV	1,546	1,032,852
Broadcom, Inc.	77,334	14,884,475
Micron Technology, Inc.	27,252	2,097,041
NVIDIA Corp.	250,056	27,236,099
NXP Semiconductors NV	54,663	10,074,938
		55,325,405
Software — 10.5%
Intuit, Inc.	11,152	6,997,546
Microsoft Corp.	105,447	41,678,981
Oracle Corp.	48,356	6,804,656
		55,481,183
Transportation — 1.0%
CSX Corp.	184,139	5,168,782
Total Long-Term Investment Securities (cost $472,148,165)		516,803,813
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $7,040,429 and collateralized by $5,409,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $7,180,992 (cost $7,040,163)	$7,040,163	7,040,163
TOTAL INVESTMENTS (cost $479,188,328)	99.6%	523,843,976
Other assets less liabilities	0.4	2,152,460
NET ASSETS	100.0%	$525,996,436
†	Non-income producing security

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$516,803,813	$—	$—	$516,803,813
Repurchase Agreements	—	7,040,163	—	7,040,163
Total Investments at Value	$516,803,813	$7,040,163	$—	$523,843,976
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.1%
Aerospace/Defense — 0.9%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 118,997
BAE Systems PLC
1.90%, 02/15/2031*	479,000	411,064
3.00%, 09/15/2050*	231,000	148,090
Boeing Co.
2.20%, 02/04/2026	3,216,000	3,150,940
2.75%, 02/01/2026	278,000	273,276
3.25%, 03/01/2028	429,000	410,885
5.04%, 05/01/2027	170,000	171,142
5.15%, 05/01/2030	1,317,000	1,329,548
5.71%, 05/01/2040	1,195,000	1,160,063
5.81%, 05/01/2050	1,698,000	1,591,557
6.39%, 05/01/2031	235,000	250,761
6.53%, 05/01/2034	2,716,000	2,917,375
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	193,420
5.40%, 07/31/2033	445,000	452,026
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	39,529
RTX Corp.
3.75%, 11/01/2046	225,000	168,560
4.15%, 05/15/2045	296,000	238,525
4.35%, 04/15/2047	50,000	41,140
4.50%, 06/01/2042	225,000	195,437
5.15%, 02/27/2033	362,000	365,912
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,789,312
		16,417,559
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	333,937
4.39%, 08/15/2037	495,000	434,047
4.54%, 08/15/2047	409,000	321,861
4.74%, 03/16/2032	3,067,000	2,991,298
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,963,407
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	720,603
4.65%, 09/17/2034	479,000	464,601
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	175,000	180,089
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,174,502
5.13%, 02/15/2030	2,052,000	2,104,920
5.63%, 11/17/2029	495,000	518,790
		12,208,055
Airlines — 0.2%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	142,781	133,350
3.55%, 07/15/2031*	201,494	188,586
4.13%, 11/15/2026*	197,275	197,169
American Airlines Pass-Through Trust
3.00%, 04/15/2030	92,137	86,587
3.70%, 04/01/2028	161,216	157,363
British Airways Pass-Through Trust
3.30%, 06/15/2034*	301,809	280,943
3.80%, 03/20/2033*	177,546	171,237
4.13%, 03/20/2033*	239,541	228,895
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 127,181	$ 119,104
United Airlines Pass-Through Trust
2.70%, 11/01/2033	466,320	413,088
3.10%, 04/07/2030	380,410	352,094
3.50%, 09/01/2031	255,789	241,028
3.65%, 07/07/2027	92,107	90,790
3.70%, 09/01/2031	530,626	494,585
4.00%, 10/11/2027	170,283	168,432
4.15%, 02/25/2033	368,247	353,703
4.55%, 02/25/2033	329,380	305,743
4.60%, 09/01/2027	134,876	132,951
5.45%, 08/15/2038	333,076	331,194
		4,446,842
Auto Manufacturers — 0.1%
Hyundai Capital America
1.50%, 06/15/2026*	380,000	366,764
1.80%, 01/10/2028*	415,000	383,207
2.38%, 10/15/2027*	260,000	245,393
3.00%, 02/10/2027*	200,000	193,902
4.55%, 09/26/2029*	350,000	342,725
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	328,201
		1,860,192
Banks — 7.5%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	463,489
5.52%, 12/03/2035*	500,000	503,203
AIB Group PLC
6.61%, 09/13/2029*	495,000	523,401
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	199,208
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	491,664
Banco Santander SA
1.72%, 09/14/2027	200,000	192,062
5.57%, 01/17/2030	200,000	206,596
5.59%, 08/08/2028	1,000,000	1,031,303
6.61%, 11/07/2028	600,000	640,483
Bank of America Corp.
1.90%, 07/23/2031	290,000	251,490
2.57%, 10/20/2032	3,990,000	3,467,428
3.71%, 04/24/2028	1,000,000	985,636
4.38%, 04/27/2028	705,000	703,837
5.20%, 04/25/2029	920,000	939,744
5.47%, 01/23/2035	1,570,000	1,592,472
5.82%, 09/15/2029	980,000	1,020,755
5.88%, 03/15/2028(1)	2,572,000	2,545,239
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	414,339
5.60%, 03/20/2030*	275,000	281,557
Bank of Montreal
4.64%, 09/10/2030	271,000	271,416
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	437,316
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	660,518
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	849,304
Barclays PLC
2.89%, 11/24/2032	2,322,000	2,019,648

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.94%, 09/10/2030	$ 410,000	$ 409,452
4.97%, 05/16/2029	1,576,000	1,582,909
5.37%, 02/25/2031	305,000	309,073
5.79%, 02/25/2036	290,000	290,324
BNP Paribas SA
3.13%, 01/20/2033*	315,000	275,200
5.18%, 01/09/2030*	910,000	922,557
5.28%, 11/19/2030*	1,095,000	1,107,326
5.50%, 05/20/2030*	851,000	867,322
5.79%, 01/13/2033*	565,000	578,658
BPCE SA
2.28%, 01/20/2032*	410,000	347,855
5.72%, 01/18/2030*	259,000	264,858
5.88%, 01/14/2031*	355,000	366,114
5.94%, 05/30/2035*	715,000	723,075
5.98%, 01/18/2027*	285,000	287,279
6.29%, 01/14/2036*	465,000	481,624
CaixaBank SA
6.68%, 09/13/2027*	655,000	671,952
Citigroup, Inc.
2.56%, 05/01/2032	910,000	795,176
3.06%, 01/25/2033	342,000	300,446
3.52%, 10/27/2028	200,000	195,080
3.67%, 07/24/2028	1,380,000	1,354,406
3.89%, 01/10/2028	800,000	791,606
4.45%, 09/29/2027	53,000	52,841
4.54%, 09/19/2030	648,000	641,410
5.45%, 06/11/2035	700,000	702,424
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	479,709
Credit Agricole SA
5.23%, 01/09/2029*	745,000	755,732
5.34%, 01/10/2030*	665,000	678,095
5.86%, 01/09/2036*	400,000	407,001
Danske Bank A/S
4.61%, 10/02/2030*	303,000	300,048
5.02%, 03/04/2031*	465,000	466,540
5.71%, 03/01/2030*	580,000	598,245
Deutsche Bank AG
2.31%, 11/16/2027	2,867,000	2,760,586
5.00%, 09/11/2030	260,000	260,282
5.37%, 01/10/2029	435,000	440,831
5.40%, 09/11/2035	270,000	263,647
5.41%, 05/10/2029	440,000	453,316
6.72%, 01/18/2029	2,978,000	3,122,668
6.82%, 11/20/2029	390,000	414,367
7.15%, 07/13/2027	545,000	559,148
DNB Bank ASA
1.61%, 03/30/2028*	675,000	639,929
4.85%, 11/05/2030*	400,000	403,958
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	413,415
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	487,400
1.99%, 01/27/2032	1,250,000	1,065,408
2.38%, 07/21/2032	365,000	314,404
2.64%, 02/24/2028	599,000	579,269
3.69%, 06/05/2028	1,308,000	1,286,910
4.41%, 04/23/2039	530,000	465,853
4.69%, 10/23/2030	630,000	628,461
5.05%, 07/23/2030	260,000	263,097
5.22%, 04/23/2031	373,000	379,882
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.33%, 07/23/2035	$ 550,000	$ 546,608
6.48%, 10/24/2029	530,000	562,278
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	564,340
2.21%, 08/17/2029	415,000	382,914
2.36%, 08/18/2031	580,000	509,265
4.00%, 03/09/2026(1)	1,271,000	1,246,284
4.70%, 03/09/2031(1)	3,212,000	2,824,113
5.29%, 11/19/2030	415,000	421,290
6.33%, 03/09/2044	230,000	241,366
8.11%, 11/03/2033	600,000	683,931
Huntington Bancshares, Inc.
5.27%, 01/15/2031	310,000	312,329
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,077,572
2.96%, 05/13/2031	1,708,000	1,561,083
3.51%, 01/23/2029	3,928,000	3,832,552
4.01%, 04/23/2029	5,046,000	4,998,664
KBC Group NV
4.93%, 10/16/2030*	360,000	362,980
KeyCorp
4.79%, 06/01/2033	110,000	104,540
5.12%, 04/04/2031	470,000	469,293
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	445,775
3.75%, 01/11/2027	1,106,000	1,093,371
4.58%, 12/10/2025	200,000	199,433
5.46%, 01/05/2028	475,000	481,359
5.68%, 01/05/2035	515,000	521,584
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	298,830
6.13%, 03/08/2027*(1)	4,363,000	4,341,712
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,800,000	4,208,735
5.16%, 04/24/2031	200,000	203,668
Mizuho Financial Group, Inc.
2.87%, 09/13/2030	337,000	312,556
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,150,504
2.70%, 01/22/2031	272,000	248,448
3.13%, 07/27/2026	73,000	71,974
3.22%, 04/22/2042	705,000	519,064
3.77%, 01/24/2029	278,000	272,977
4.30%, 01/27/2045	275,000	227,526
4.35%, 09/08/2026	75,000	74,872
4.43%, 01/23/2030	457,000	453,556
4.46%, 04/22/2039	300,000	274,722
5.04%, 07/19/2030	210,000	212,590
5.16%, 04/20/2029	765,000	778,829
5.32%, 07/19/2035	285,000	283,713
5.42%, 07/21/2034	1,632,000	1,649,167
5.45%, 07/20/2029	688,000	706,286
5.47%, 01/18/2035	264,000	266,682
NatWest Group PLC
4.45%, 05/08/2030	250,000	246,198
4.89%, 05/18/2029	400,000	402,315
5.08%, 01/27/2030	355,000	357,771
5.78%, 03/01/2035	495,000	503,581
6.02%, 03/02/2034	416,000	433,441
NatWest Markets PLC
5.41%, 05/17/2029*	815,000	837,768
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	352,726

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Northern Trust Corp.
3.38%, 05/08/2032	$ 105,000	$ 101,613
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	386,618
5.07%, 01/24/2034	606,000	599,288
Royal Bank of Canada
4.65%, 10/18/2030	625,000	623,833
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	586,902
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	448,797
4.86%, 09/11/2030	410,000	406,808
5.69%, 04/15/2031	680,000	697,161
6.53%, 01/10/2029	800,000	833,449
Skandinaviska Enskilda Banken AB
5.38%, 03/05/2029*	650,000	670,291
Societe Generale SA
1.79%, 06/09/2027*	420,000	406,311
2.89%, 06/09/2032*	980,000	849,720
3.00%, 01/22/2030*	352,000	323,909
5.25%, 02/19/2027*	466,000	469,612
5.63%, 01/19/2030*	454,000	463,026
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	420,024
5.69%, 05/14/2028*	240,000	244,548
5.91%, 05/14/2035*	774,000	786,092
7.77%, 11/16/2028*	260,000	278,489
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,364,512
3.04%, 07/16/2029	1,142,000	1,074,150
5.24%, 04/15/2030	300,000	307,633
5.71%, 01/13/2030	330,000	344,317
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	453,460
5.52%, 07/17/2028	335,000	347,290
Truist Financial Corp.
5.71%, 01/24/2035	308,000	313,316
7.16%, 10/30/2029	680,000	734,136
UBS AG
7.50%, 02/15/2028	250,000	270,557
UBS Group AG
3.87%, 01/12/2029*	250,000	245,035
4.13%, 09/24/2025*	1,627,000	1,622,635
4.38%, 02/10/2031*(1)	3,708,000	3,175,307
5.62%, 09/13/2030*	455,000	469,550
6.54%, 08/12/2033*	260,000	278,369
UniCredit SpA
1.98%, 06/03/2027*	330,000	319,725
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,739,837
4.97%, 04/23/2029	410,000	415,168
5.20%, 01/23/2030	410,000	418,216
5.21%, 12/03/2035	870,000	858,720
5.56%, 07/25/2034	485,000	491,618
5.57%, 07/25/2029	1,435,000	1,476,354
6.30%, 10/23/2029	1,090,000	1,150,315
		135,499,122
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	498,000	481,438
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Constellation Brands, Inc.
4.80%, 05/01/2030	$ 754,000	$ 755,324
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	132,544
		1,369,306
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	1,605,000	1,214,851
5.60%, 03/02/2043	146,000	142,047
Baxalta, Inc.
5.25%, 06/23/2045	14,000	12,909
Gilead Sciences, Inc.
2.60%, 10/01/2040	1,240,000	876,962
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	769,452
Royalty Pharma PLC
2.15%, 09/02/2031	287,000	241,635
		3,257,856
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	181,165
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	203,917
Masco Corp.
2.00%, 10/01/2030	170,000	146,069
6.50%, 08/15/2032	250,000	261,275
Standard Industries, Inc.
3.38%, 01/15/2031*	1,500,000	1,324,438
4.38%, 07/15/2030*	3,257,000	3,037,524
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,115,473
		6,269,861
Chemicals — 0.2%
DowDuPont, Inc.
5.42%, 11/15/2048	500,000	488,182
DuPont de Nemours, Inc.
5.32%, 11/15/2038	180,000	184,364
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	2,221,775
Nutrien, Ltd.
4.20%, 04/01/2029	75,000	74,009
5.00%, 04/01/2049	110,000	96,254
		3,064,584
Commercial Services — 0.9%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	2,790,000	2,759,997
5.80%, 04/15/2034*	718,000	719,307
Element Fleet Management Corp.
5.04%, 03/25/2030*	720,000	716,466
6.27%, 06/26/2026*	355,000	361,063
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	169,304
7.00%, 10/15/2037*	719,000	819,881
Ford Foundation
2.82%, 06/01/2070	175,000	96,877
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,600,073
2.90%, 11/15/2031	1,048,000	909,423
5.30%, 08/15/2029	169,000	170,309

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Pepperdine University
3.30%, 12/01/2059	$ 290,000	$ 180,674
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	471,211
2.90%, 10/01/2030	710,000	642,695
S&P Global, Inc.
2.90%, 03/01/2032	382,000	342,185
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	893,835
Zero Coupon, 02/15/2029*	2,723,000	2,044,248
Zero Coupon, 02/15/2031*	939,000	630,940
Zero Coupon, 02/15/2043*	1,484,091	469,240
University of Southern California
3.23%, 10/01/2120	280,000	158,206
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	408,969
		15,564,903
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	260,000	250,596
Apple, Inc.
2.70%, 08/05/2051	890,000	552,276
CGI, Inc.
2.30%, 09/14/2031	776,000	666,484
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,844,216
5.30%, 04/01/2032	1,015,000	1,017,339
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	385,000	371,706
Leidos, Inc.
2.30%, 02/15/2031	235,000	203,127
		6,905,744
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,635,198
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	807,742
6.10%, 01/15/2027	610,000	622,905
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,665,000	1,572,484
3.30%, 01/30/2032	1,067,000	942,775
6.50%, 07/15/2025	1,719,000	1,721,566
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	370,000	366,772
American Express Co.
5.44%, 01/30/2036	445,000	449,158
Aviation Capital Group LLC
5.13%, 04/10/2030*	355,000	351,261
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,718,019
2.53%, 11/18/2027*	3,265,000	3,065,448
2.75%, 02/21/2028*	257,000	240,890
4.25%, 04/15/2026*	1,194,000	1,183,251
4.38%, 05/01/2026*	614,000	609,356
4.95%, 01/15/2028*	125,000	124,385
5.15%, 01/15/2030*	195,000	192,754
5.50%, 01/15/2026*	1,270,000	1,271,567
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
5.75%, 03/01/2029*	$ 414,000	$ 420,126
5.75%, 11/15/2029*	235,000	237,907
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	89,952
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	405,215
5.82%, 02/01/2034	1,300,000	1,311,712
6.05%, 02/01/2035	1,689,000	1,726,474
6.38%, 06/08/2034	2,029,000	2,116,549
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,231,462
5.85%, 05/19/2034	2,505,000	2,617,339
6.14%, 08/24/2034	1,643,000	1,745,759
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,345,601
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,058,774
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,057,997
6.00%, 05/20/2034	1,976,000	2,010,427
6.75%, 11/17/2028	689,000	732,404
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	866,026
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	285,000	279,681
5.20%, 03/27/2028*	595,000	594,096
Nasdaq, Inc.
5.55%, 02/15/2034	162,000	166,287
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	312,708
		41,566,829
Electric — 2.3%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	62,519
AES Corp.
5.80%, 03/15/2032	510,000	508,554
Alabama Power Co.
3.75%, 03/01/2045	50,000	38,434
4.10%, 01/15/2042	63,000	51,284
5.70%, 02/15/2033	100,000	103,741
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	269,031
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,679,507
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	152,569
5.65%, 06/01/2054	330,000	321,999
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	185,557
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,754,874
Calpine Corp.
3.75%, 03/01/2031*	2,005,000	1,853,542
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	275,272
5.95%, 12/15/2036	100,000	103,040
CMS Energy Corp.
2.95%, 02/15/2027	116,000	113,154
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	89,723
Constellation Energy Generation LLC
5.75%, 10/01/2041	950,000	924,756

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.80%, 03/01/2033	$ 109,000	$ 112,933
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	840,737	853,076
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	151,989
DTE Electric Co.
3.70%, 03/15/2045	111,000	85,007
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	412,775
Duke Energy Corp.
3.75%, 09/01/2046	705,000	509,301
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	106,037
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	197,171
4.15%, 12/01/2044	180,000	146,353
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	307,982
3.62%, 08/01/2027*	400,000	386,760
Electricite de France SA
5.95%, 04/22/2034*	375,000	388,770
6.90%, 05/23/2053*	983,000	1,036,556
Emera US Finance LP
4.75%, 06/15/2046	320,000	257,801
Empire District Bondco LLC
4.94%, 01/01/2035	848,782	857,062
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,107,288
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	343,395
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	148,008
3.05%, 06/01/2031	145,000	133,257
5.80%, 03/15/2055	150,000	148,031
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	209,174
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	78,619
Evergy, Inc.
2.90%, 09/15/2029	450,000	419,231
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,180,332
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	72,751
Fortis, Inc.
3.06%, 10/04/2026	127,000	124,226
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	193,351
4.95%, 09/22/2027*	585,000	590,233
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,481,382
4.30%, 01/15/2026*	245,000	244,056
5.10%, 01/15/2035*	155,000	152,765
6.15%, 06/01/2037	100,000	106,468
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	188,792
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	139,103
Nevada Power Co.
5.38%, 09/15/2040	96,000	95,121
New England Power Co.
3.80%, 12/05/2047*	140,000	104,166
Security Description	Shares or Principal Amount	Value

Electric (continued)
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	$ 113,000	$ 110,816
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	393,017
NRG Energy, Inc.
2.45%, 12/02/2027*	395,000	372,333
4.45%, 06/15/2029*	300,000	292,129
OGE Energy Corp.
5.45%, 05/15/2029	140,000	144,404
Ohio Power Co.
2.90%, 10/01/2051	335,000	201,555
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	274,874
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,165,556
3.00%, 06/15/2028	1,428,000	1,351,606
3.30%, 08/01/2040	3,970,000	2,864,370
3.45%, 07/01/2025	290,000	289,165
3.75%, 08/15/2042	75,000	53,598
4.30%, 03/15/2045	130,000	98,396
4.45%, 04/15/2042	420,000	331,022
5.80%, 05/15/2034	683,000	681,739
5.90%, 10/01/2054	40,000	36,608
6.40%, 06/15/2033	355,000	367,061
6.75%, 01/15/2053	25,000	25,167
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	134,317
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	342,025
5.53%, 06/01/2051	410,000	402,855
5.54%, 07/15/2049	420,000	416,154
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	289,506
5.10%, 06/01/2054	385,000	356,031
5.21%, 12/01/2049	205,000	194,470
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	225,026
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	165,842
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	36,937
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	108,208
6.63%, 11/15/2037	450,000	490,521
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	434,021
5.70%, 12/01/2036	100,000	103,925
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	272,770
SCE Recovery Funding LLC
4.70%, 06/15/2042	373,631	362,268
5.11%, 12/14/2049	165,000	150,315
Sigeco Securitization I LLC
5.03%, 11/15/2038	352,914	356,757
Southern California Edison Co.
4.05%, 03/15/2042	350,000	266,682
5.55%, 01/15/2036	100,000	97,353
5.75%, 04/15/2054	660,000	594,986
5.88%, 12/01/2053	447,000	412,176
5.90%, 03/01/2055	255,000	234,340
Southern Co.
5.20%, 06/15/2033	696,000	700,355

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southwestern Electric Power Co.
3.90%, 04/01/2045	$ 110,000	$ 82,276
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	83,968
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	151,044
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	154,272
6.00%, 04/15/2034*	318,000	320,816
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	54,866
		41,605,376
Electronics — 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,228,994
5.88%, 04/10/2034	1,627,000	1,635,651
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	412,545
		4,277,190
Entertainment — 0.1%
WarnerMedia Holdings, Inc.
5.05%, 03/15/2042	1,565,000	1,179,640
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	731,222
		1,910,862
Food — 0.6%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	321,561
5.38%, 01/09/2036*	200,000	195,115
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	99,397
J.M. Smucker Co.
6.20%, 11/15/2033	220,000	234,637
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	447,767
5.50%, 01/15/2030	2,525,000	2,563,845
6.75%, 03/15/2034	520,000	563,742
Kraft Heinz Foods Co.
4.63%, 10/01/2039	400,000	359,068
Kroger Co.
5.00%, 09/15/2034	190,000	186,223
5.00%, 04/15/2042	400,000	368,558
5.50%, 09/15/2054	140,000	130,957
Mars, Inc.
5.65%, 05/01/2045*	745,000	739,853
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,170,645
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	245,711
4.63%, 04/15/2030*	681,000	641,914
5.50%, 12/15/2029*	801,000	786,184
The Campbell's Company
3.13%, 04/24/2050	145,000	93,368
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	347,638
		10,496,183
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(2)(3)	$ 293,051	$ 73,263
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*†(2)(4)	941,586	0
		73,263
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	283,642
5.13%, 09/16/2034*	910,000	880,623
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	222,644
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,414,565
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	193,013
NiSource, Inc.
1.70%, 02/15/2031	360,000	304,332
3.60%, 05/01/2030	1,413,000	1,347,693
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	182,700
3.95%, 10/01/2046	71,000	53,535
		6,882,747
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	850,359
6.30%, 02/15/2030	2,533,000	2,616,142
6.40%, 04/15/2033	1,964,000	2,001,323
		5,467,824
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	890,449
2.75%, 09/23/2026*	716,000	696,936
3.00%, 09/23/2029*	1,307,000	1,217,640
5.38%, 12/06/2032*	707,000	715,660
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	91,318
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	159,717
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,545,740
Solventum Corp.
5.60%, 03/23/2034	543,000	549,009
		5,866,469
Healthcare-Services — 1.1%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,443,699
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	265,356
Children's Hospital
2.93%, 07/15/2050	340,000	213,099
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	160,796
CommonSpirit Health
2.78%, 10/01/2030	275,000	248,006
3.91%, 10/01/2050	275,000	197,408
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	224,199
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	155,323

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	$ 760,000	$ 520,704
2.88%, 09/01/2050	400,000	247,348
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	502,564
HCA, Inc.
3.50%, 07/15/2051	137,000	88,545
5.13%, 06/15/2039	335,000	308,944
5.45%, 09/15/2034	355,000	352,248
5.50%, 03/01/2032	170,000	172,111
5.50%, 06/15/2047	390,000	354,151
5.75%, 03/01/2035	405,000	408,590
5.95%, 09/15/2054	200,000	189,234
6.10%, 04/01/2064	500,000	477,685
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,150,543
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,521,735
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,386,623
Memorial Health Services
3.45%, 11/01/2049	620,000	436,773
MyMichigan Health
3.41%, 06/01/2050	155,000	106,642
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	450,302
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	179,777
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	274,852
Texas Health Resources
2.33%, 11/15/2050	220,000	121,282
4.33%, 11/15/2055	400,000	321,530
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,296,734
5.75%, 11/15/2038	1,296,000	1,289,888
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	227,417
3.50%, 08/15/2039	420,000	336,627
5.88%, 02/15/2053	250,000	248,702
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	223,344
		20,102,781
Insurance — 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	188,158
Aon North America, Inc.
5.45%, 03/01/2034	650,000	661,322
5.75%, 03/01/2054	500,000	483,490
Athene Global Funding
2.95%, 11/12/2026*	1,125,000	1,099,189
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	313,469
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	785,394
4.95%, 03/17/2052	628,000	521,122
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	210,000	213,980
F&G Global Funding
1.75%, 06/30/2026*	380,000	368,226
5.88%, 06/10/2027*	400,000	410,196
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	$ 551,000	$ 501,625
4.85%, 04/17/2028	2,552,000	2,571,339
5.63%, 08/16/2032	1,822,000	1,851,632
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	52,489
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	218,822
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	219,589
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,083,821
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	231,586
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	198,634
Principal Financial Group, Inc.
4.11%, 02/15/2028*	321,000	315,978
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	2,862,000	2,989,263
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	160,570
		16,439,894
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	516,331
Meta Platforms, Inc.
5.40%, 08/15/2054	250,000	240,552
5.60%, 05/15/2053	525,000	520,893
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	232,512
		1,510,288
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,182,878
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,510,508
		3,693,386
Machinery-Diversified — 0.2%
CNH Industrial NV
3.85%, 11/15/2027	713,000	700,270
nVent Finance SARL
4.55%, 04/15/2028	225,000	225,027
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,574,878
		4,500,175
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,236,116
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	177,688
3.50%, 03/01/2042	275,000	184,510
3.70%, 04/01/2051	525,000	323,507
4.80%, 03/01/2050	510,000	379,886
5.25%, 04/01/2053	4,380,000	3,462,164
6.38%, 10/23/2035	471,000	476,767
6.83%, 10/23/2055	175,000	166,792
Comcast Corp.
3.20%, 07/15/2036	300,000	248,475

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.25%, 11/01/2039	$ 550,000	$ 425,638
3.90%, 03/01/2038	273,000	233,886
4.20%, 08/15/2034	630,000	590,279
5.35%, 05/15/2053	360,000	330,249
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	144,093
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,088,661
5.50%, 09/01/2041	700,000	599,640
		13,068,351
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.38%, 06/15/2045	100,000	84,652
Mining — 0.7%
Anglo American Capital PLC
2.88%, 03/17/2031*	1,551,000	1,378,382
3.88%, 03/16/2029*	1,901,000	1,840,685
4.75%, 03/16/2052*	2,499,000	2,041,515
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	345,000	349,169
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	351,251
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,313,000	2,093,338
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,116,209
2.85%, 04/27/2031*	2,121,000	1,885,974
5.63%, 04/04/2034*	390,000	390,030
Novelis Corp.
3.88%, 08/15/2031*	2,014,000	1,738,246
		13,184,799
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	306,865
Oil & Gas — 0.9%
Aker BP ASA
5.80%, 10/01/2054*	150,000	131,271
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	268,655
2.94%, 06/04/2051	500,000	306,855
ConocoPhillips Co.
5.50%, 01/15/2055	500,000	463,406
Coterra Energy, Inc.
5.40%, 02/15/2035	410,000	396,190
Devon Energy Corp.
5.75%, 09/15/2054	450,000	383,484
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,392,311
5.50%, 05/15/2034*	3,097,000	3,069,397
5.95%, 05/15/2054*	290,000	272,930
Eni USA, Inc.
7.30%, 11/15/2027	200,000	213,187
EQT Corp.
3.63%, 05/15/2031*	807,000	739,030
3.90%, 10/01/2027	1,076,000	1,055,519
5.00%, 01/15/2029	697,000	697,217
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	313,965
3.10%, 08/16/2049	510,000	335,819
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
4.75%, 09/15/2044	$ 2,160,000	$ 1,733,019
5.85%, 12/15/2045	974,000	892,675
Occidental Petroleum Corp.
5.20%, 08/01/2029	180,000	177,339
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,705,118
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	149,009
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,494,090
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	543,925
3.46%, 07/12/2049	385,000	267,889
		17,002,300
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	85,000	79,999
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	526,405
Packaging Corp. of America
4.05%, 12/15/2049	385,000	287,161
		813,566
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,025,702
4.40%, 11/06/2042	275,000	239,381
4.50%, 05/14/2035	420,000	402,420
5.05%, 03/15/2034	115,000	115,968
AstraZeneca PLC
4.00%, 09/18/2042	110,000	92,104
6.45%, 09/15/2037	140,000	156,170
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	211,427
4.55%, 02/20/2048	121,000	102,601
Cencora, Inc.
5.15%, 02/15/2035	780,000	781,360
CVS Health Corp.
4.30%, 03/25/2028	75,000	74,431
CVS Pass-Through Trust
4.70%, 01/10/2036*	184,612	179,795
7.51%, 01/10/2032*	142,164	148,355
8.35%, 07/10/2031*	189,546	202,294
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	306,511
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	1,939,000	1,828,804
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	736,184
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	603,111
3.18%, 07/09/2050	693,000	446,043
5.65%, 07/05/2044	292,000	285,469
Zoetis, Inc.
2.00%, 05/15/2030	370,000	328,581
		8,266,711
Pipelines — 1.6%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	401,787

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	$ 1,036,000	$ 818,133
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	258,950
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	165,000	162,860
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,130,000	1,114,973
5.96%, 02/15/2055*	765,000	713,894
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	230,000	233,035
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	296,830
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,444,718
5.63%, 04/05/2034	800,000	809,312
5.70%, 03/08/2033	972,000	992,059
Energy Transfer LP
4.15%, 09/15/2029	189,000	183,356
4.95%, 01/15/2043	567,000	469,162
5.55%, 02/15/2028	676,000	692,810
6.05%, 06/01/2041	677,000	649,959
Enterprise Products Operating LLC
4.95%, 02/15/2035	365,000	357,967
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	280,000	217,818
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	441,620	358,780
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,326,854
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,445,257
MPLX LP
4.95%, 03/14/2052	3,197,000	2,567,943
5.40%, 04/01/2035	395,000	384,538
5.50%, 06/01/2034	620,000	609,789
5.95%, 04/01/2055	210,000	193,250
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	362,154
ONEOK Partners LP
6.65%, 10/01/2036	240,000	253,046
Plains All American Pipeline LP
5.95%, 06/15/2035	465,000	465,313
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,670,657
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	130,000	130,673
5.03%, 10/01/2029*	150,000	148,763
Targa Resources Corp.
4.20%, 02/01/2033	507,000	462,996
4.95%, 04/15/2052	836,000	673,221
6.13%, 03/15/2033	2,375,000	2,444,052
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,624,722
Williams Cos., Inc.
5.60%, 03/15/2035	315,000	317,713
6.00%, 03/15/2055	85,000	82,680
		29,340,024
Security Description	Shares or Principal Amount	Value

Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	$ 35,000	$ 28,599
4.85%, 03/29/2029	197,000	198,061
		226,660
Real Estate — 0.1%
CBRE Services, Inc.
5.95%, 08/15/2034	1,483,000	1,531,897
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	259,062
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	240,122
		2,031,081
REITS — 1.6%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	202,586
4.00%, 02/01/2050	334,000	240,356
American Tower Corp.
1.50%, 01/31/2028	610,000	563,294
1.88%, 10/15/2030	545,000	468,993
2.10%, 06/15/2030	300,000	264,281
3.70%, 10/15/2049	615,000	437,655
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,097,944
5.75%, 01/15/2035	1,501,000	1,480,315
6.50%, 01/15/2034	1,676,000	1,757,054
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	355,087
2.50%, 08/16/2031	215,000	185,509
5.75%, 02/15/2035	2,909,000	2,943,856
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	156,619
2.75%, 04/15/2031	624,000	540,623
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	70,265
DOC DR LLC
2.63%, 11/01/2031	265,000	228,341
Equinix, Inc.
2.00%, 05/15/2028	500,000	466,430
2.15%, 07/15/2030	2,406,000	2,128,226
Essex Portfolio LP
2.65%, 03/15/2032	365,000	312,122
Extra Space Storage LP
2.40%, 10/15/2031	255,000	217,713
4.00%, 06/15/2029	415,000	403,368
5.90%, 01/15/2031	410,000	428,053
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	181,879
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	209,758
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	252,934
3.10%, 02/15/2030	795,000	729,867
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	622,964
3.50%, 07/15/2029	356,000	338,615
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,052,558
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	255,623
NNN REIT, Inc.
5.50%, 06/15/2034	240,000	240,484

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Public Storage Operating Co.
2.25%, 11/09/2031	$ 265,000	$ 229,399
Regency Centers LP
2.95%, 09/15/2029	335,000	313,972
4.13%, 03/15/2028	400,000	398,099
Sabra Health Care LP
3.20%, 12/01/2031	430,000	380,201
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	1,061,304
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,927,067
UDR, Inc.
2.10%, 08/01/2032	310,000	251,681
3.00%, 08/15/2031	55,000	49,288
3.20%, 01/15/2030	370,000	347,633
Welltower OP LLC
3.10%, 01/15/2030	260,000	244,881
6.50%, 03/15/2041	250,000	267,285
WP Carey, Inc.
2.40%, 02/01/2031	395,000	344,239
		28,648,421
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,558,260
AutoZone, Inc.
1.65%, 01/15/2031	340,000	287,625
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,784,770
McDonald's Corp.
4.70%, 12/09/2035	155,000	150,700
6.30%, 10/15/2037	102,000	110,964
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	2,936,181
		6,828,500
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	950,000	924,787
Semiconductors — 0.4%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	340,823
Broadcom, Inc.
3.14%, 11/15/2035*	2,538,000	2,102,877
3.19%, 11/15/2036*	710,000	579,403
4.93%, 05/15/2037*	1,552,000	1,486,421
5.05%, 07/12/2029	930,000	948,207
Intel Corp.
3.05%, 08/12/2051	165,000	94,749
3.25%, 11/15/2049	165,000	100,789
3.73%, 12/08/2047	130,000	88,653
5.70%, 02/10/2053	200,000	178,142
KLA Corp.
3.30%, 03/01/2050	350,000	237,535
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	624,532
3.25%, 05/11/2041	745,000	528,548
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	381,972
		7,692,651
Security Description	Shares or Principal Amount	Value

Software — 0.5%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	$ 622,000	$ 609,405
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,596,414
4.40%, 07/01/2049	175,000	137,428
5.60%, 03/02/2033	1,191,000	1,213,001
Microsoft Corp.
3.04%, 03/17/2062	91,000	58,327
Oracle Corp.
3.60%, 04/01/2050	360,000	244,868
3.80%, 11/15/2037	200,000	167,003
3.85%, 07/15/2036	54,000	46,489
3.90%, 05/15/2035	46,000	40,783
4.30%, 07/08/2034	81,000	75,159
4.38%, 05/15/2055	200,000	151,796
4.90%, 02/06/2033	510,000	501,359
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	252,377
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,603,101
Synopsys, Inc.
5.70%, 04/01/2055	450,000	434,951
VMware LLC
1.40%, 08/15/2026	859,000	824,519
		8,956,980
Telecommunications — 0.8%
AT&T, Inc.
2.25%, 02/01/2032	765,000	649,893
3.50%, 06/01/2041	304,000	233,416
3.55%, 09/15/2055	1,393,000	932,859
Corning, Inc.
3.90%, 11/15/2049	355,000	260,321
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	941,165
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,810,162
4.55%, 03/15/2052	3,354,000	2,646,625
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	243,864
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,621,258
3.40%, 10/15/2052	720,000	477,662
4.38%, 04/15/2040	317,000	276,782
Verizon Communications, Inc.
2.65%, 11/20/2040	495,000	347,965
4.78%, 02/15/2035	50,000	48,612
Vodafone Group PLC
4.88%, 06/19/2049	450,000	378,425
5.63%, 02/10/2053	847,000	785,624
6.25%, 11/30/2032	300,000	323,234
		14,977,867
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	140,501
5.50%, 03/15/2055	320,000	314,244
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	329,501
CSX Corp.
3.35%, 09/15/2049	85,000	59,082
4.75%, 11/15/2048	345,000	303,390

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Union Pacific Corp.
4.10%, 09/15/2067	$ 100,000	$ 72,727
		1,219,445
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	460,437
3.45%, 06/01/2029	450,000	433,867
		894,304
Total Corporate Bonds & Notes (cost $562,778,500)		527,440,452
ASSET BACKED SECURITIES — 8.4%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2024-2, Class B 6.10%, 12/13/2027*	1,432,000	1,438,922
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	834,188	836,346
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	298,510	300,852
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,056,207
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	908,691
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,142,409
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	343,924	345,910
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	791,455
Credit Acceptance Auto Loan Trust
Series 2024-3, Class C 5.39%, 01/16/2035*	1,800,000	1,821,123
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,011,966
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,532,789
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,634,343
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,504,867
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	669,000	670,658
Series 2023-3, Class A2 6.40%, 03/20/2030*	853,681	867,640
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,088,951
Series 2025-1A, Class A2 4.70%, 09/15/2027	1,420,000	1,420,324
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,712,940
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2023-3A, Class C 6.21%, 06/15/2028	$ 1,000,000	$ 1,008,127
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	1,393,719	1,405,139
Flagship Credit Auto Trust
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,730,365
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,137,125	2,103,327
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	767,045
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,996,573
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	390,887	394,434
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	1,099,000	1,099,817
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	1,376,000	1,381,269
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,229,822
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,995,930
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,497,073
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	928,701
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,325,317
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,040,096
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,777,021
		43,766,449
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,710,973
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,599,195
Perimeter Master Note Business Trust
Series 2025-1A, Class A 5.58%, 12/16/2030*	1,850,000	1,850,000
		5,160,168
Internet — 0.1%
Identity Digital Capital LLC
6.79%, 03/20/2065(2)	2,000,000	2,000,000
Other Asset Backed Securities — 5.6%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 5.27%, (SOFR30A+0.91%), 12/26/2044*	89,318	86,310

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	$ 418,000	$ 388,948
American Homes 4 Rent Trust
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	499,227
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,966,526
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,515,409
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,684,320
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.82%, (TSFR3M+1.55%), 10/21/2034*	1,972,783	1,942,019
Series 2021-6A, Class CR 6.07%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,530,284
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	747,952	753,067
BG Beta I, Ltd.
6.28%, 07/16/2054	985,000	1,009,329
Black Diamond CLO, Ltd. FRS
Series 2019-2A, Class A2R 6.48%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,720,006
Bridge Trust
Series 2022-SFR1, Class E1 6.30%, 11/17/2037*	1,500,000	1,497,700
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	510,557	517,132
Series 2024-1A, Class B 6.92%, 05/15/2039*	85,093	86,153
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,019,912	1,000,307
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	366,875	345,074
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*(5)	380,006	378,562
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 6.12%, (TSFR3M+1.85%), 04/20/2034*	1,417,722	1,366,181
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	113,466	112,635
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,799,030
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,215,951
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	670,582	663,608
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,637,058	1,660,000
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	$ 169,194	$ 169,328
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	631,417	650,791
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 6.07%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,504,400
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,481,077
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,474,099
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	881,607
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	2,069,813
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,653,250
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,945,420
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(6)	2,160,000	2,179,503
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,267,346
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,219,904	1,238,773
8.11%, 08/25/2044	464,083	471,778
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	469,126	404,534
Series 2017-2A, Class A 3.26%, 10/15/2053*	339,044	310,529
Series 2017-1A, Class A 3.74%, 10/15/2052*	70,469	65,279
Series 2017, Class R1 5.00%, 10/20/2051	28,682	27,335
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,008,075	987,966
Grene Energy
11.00%, 01/17/2061(7)	53,681	44,732
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 6.23%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,860,267
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	60,084	54,449
Series 2017-3A, Class A2 3.95%, 09/20/2048*	224,996	203,820
Series 2017-1A, Class A2 4.46%, 09/20/2047*	188,824	174,824
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	574,084	578,690
Series 2022-1, Class A2 7.80%, 11/10/2037	866,893	877,296
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,489,947	1,497,993

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.72%, (TSFR3M+1.45%), 07/20/2031*	$ 2,063,550	$ 2,043,950
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	154,234	154,454
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 6.54%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,201,688
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 7.27%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,906,371
MNR ABS Issuer I LLC
8.95%, 12/15/2038	694,508	712,469
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	259,219	246,985
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 6.37%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,415,637
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 5.96%, (TSFR3M+1.70%), 10/16/2035*	820,473	806,353
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 6.17%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,930,648
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,087,441	1,054,646
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	651,685	634,914
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	486,348	480,744
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	70,744	70,613
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	594,316
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,317,033	1,323,455
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	479,591	467,215
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,076,680
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class B 5.92%, (TSFR3M+1.60%), 02/15/2033*	2,000,000	1,954,250
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 8.60%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,662,897
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(6)	2,019,289	2,017,354
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(6)	1,331,195	1,259,947
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,745,562
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	$ 2,050,000	$ 1,924,827
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,472,040
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,595,189
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	96,634	90,188
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.82%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,862,381
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	861,288	878,605
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,580,843
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	250,081	253,988
Series 2024-1A, Class A2 5.70%, 05/20/2054*	522,457	537,473
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	56,779	56,838
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,632,605
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BR 6.11%, (TSFR3M+1.85%), 04/15/2034*	3,258,603	3,207,710
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,176	1,904,215
VOLT C LLC
Series 2021-NPL9, Class A1 5.99%, 05/25/2051*(5)	330,099	329,182
VOLT CI LLC
Series 2021-NP10, Class A1 5.99%, 05/25/2051*(5)	239,620	238,857
VOLT XCII LLC
Series 2021-NPL1, Class A1 5.89%, 02/27/2051*(5)	8,611	8,605
VOLT XCIII LLC
Series 2021-NPL2, Class A1 5.89%, 02/27/2051*(5)	216,479	216,074
VOLT XCIV LLC
Series 2021-NPL3, Class A1 6.24%, 02/27/2051*(5)	251,193	250,812
VOLT XCIX LLC
Series 2021-NPL8, Class A1 6.12%, 04/25/2051*(5)	148,812	148,716
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(5)	229,589	229,171
VOLT XCVI LLC
Series 2021-NPL5, Class A1 6.12%, 03/27/2051*(5)	162,169	161,985
VOLT XCVII LLC
Series 2021-NPL6, Class A1 6.24%, 04/25/2051*(5)	302,561	301,919

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.97%, (TSFR3M+1.71%), 10/15/2030*	$ 1,058,177	$ 1,056,885
Series 2012-4A, Class BR3 6.47%, (TSFR3M+2.21%), 10/15/2030*	446,999	447,170
Series 2012-4A, Class C1R3 7.82%, (TSFR3M+3.56%), 10/15/2030*	631,645	631,817
		101,591,920
Total Asset Backed Securities (cost $153,913,473)		152,518,537
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
Commercial and Residential — 7.5%
Acrec FRS
Series 2025-FL3, Class AS 5.96%, (TSFR1M+1.64%), 08/18/2042*	2,224,000	2,198,948
ACREC, Ltd. FRS
Series 2021-FL1, Class C 6.58%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,382,300
Series 2021-FL1, Class D 7.08%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,664,860
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(5)	1,655,789	1,646,664
Series 2024-10, Class A1 5.35%, 10/25/2069*(5)	2,827,567	2,821,131
Series 2024-12, Class A1 5.65%, 10/25/2069*(5)	2,616,349	2,622,960
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 5.79%, (TSFR1M+1.46%), 11/15/2036*	3,605,006	3,601,863
Series 2021-FL3, Class C 6.29%, (TSFR1M+1.96%), 08/15/2034*	951,500	942,735
Series 2021-FL3, Class D 6.64%, (TSFR1M+2.31%), 08/15/2034*	527,000	522,000
Series 2021-FL4, Class C 6.74%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,835,609
Series 2022-FL1, Class D 7.34%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,034,126
AREIT Trust FRS
Series 2022-CRE6, Class B 6.20%, (SOFR30A+1.85%), 01/20/2037*	614,000	610,266
Series 2022-CRE6, Class C 6.50%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,251,938
Series 2022-CRE6, Class D 7.20%, (SOFR30A+2.85%), 01/20/2037*	537,000	534,523
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.87%, (TSFR1M+1.54%), 01/17/2030*	2,314,123	2,296,232
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,673,062
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(6)	1,486,048	1,560,612
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,235,573
BDS LLC FRS
Series 2024-FL13, Class A 5.90%, (TSFR1M+1.58%), 09/19/2039*	712,500	711,163
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-FL14, Class B 6.01%, (TSFR1M+1.69%), 10/21/2042*	$ 1,425,617	$ 1,417,787
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 5.25%, 08/25/2033(6)	57,388	51,916
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 6.74%, (TSFR1M+2.41%), 12/15/2038*	450,000	444,861
Series 2021-FL7, Class D 7.19%, (TSFR1M+2.86%), 12/15/2038*	513,000	506,504
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.74%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,220,989
Series 2021-FL4, Class B 5.99%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,790,548
Series 2020-FL2, Class B 6.09%, (TSFR1M+1.76%), 02/15/2038*	875,000	857,500
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,922,749
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	821,376
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(5)	1,870,444	1,860,199
COMM Mtg. Trust
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,971,570
Series 2015-CR24, Class A5 3.70%, 08/10/2048	724,252	721,605
Series 2015-LC21, Class A4 3.71%, 07/10/2048	1,571,761	1,569,626
Series 2015-PC1, Class A5 3.90%, 07/10/2050	148,750	148,543
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(6)	1,790,000	1,734,664
Commercial Mtg. Trust
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	622,707
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	186,806	182,131
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(6)	1,000,000	948,067
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(5)	3,623,683	3,634,130
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 5.17%, (TSFR1M+0.85%), 07/19/2044	325,084	304,633
ELM Trust VRS
Series 2024-ELM, Class C10 6.40%, 06/10/2039*(6)	433,675	436,538
Series 2024-ELM, Class C15 6.40%, 06/10/2039*(6)	591,167	594,955
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(6)	2,083,932	2,091,033

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.94%, (TSFR1M+0.61%), 09/25/2035	$ 2,192	$ 2,169
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,168,221
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.32%, 03/25/2035(6)	47,949	44,989
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.06%, 10/25/2033(6)	74,898	70,110
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 6.39%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,107,882
LoanCore FRS
Series 2025-CRE8, Class AS 5.92%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,280,688
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.19%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,063,018
Series 2021-CRE5, Class B 6.44%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,109,881
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 5.08%, (TSFR1M+0.75%), 10/25/2028	46,076	43,323
Series 2003-G, Class A2 5.54%, (TSFR6M+1.11%), 01/25/2029	129,077	125,513
MF1 LLC FRS
Series 2025-FL17, Class AS 5.89%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,194,556
Series 2025-FL17, Class B 6.11%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,377,390
Series 2024-FL16, Class AS 6.26%, (TSFR1M+1.94%), 11/18/2039*	2,541,544	2,533,594
Series 2024-FL14, Class AS 6.56%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,086,418
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 6.14%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,326,659
MF1, Ltd. FRS
Series 2024-FL15, Class AS 6.36%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,315,194
Series 2022-FL8, Class C 6.52%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,293,638
Series 2020-FL4, Class AS 6.54%, (TSFR1M+2.21%), 12/15/2035*	1,334,500	1,334,915
Series 2022-FL8, Class D 6.97%, (TSFR1M+2.65%), 02/19/2037*	767,466	745,125
Morgan Stanley Residential Mtg. Loan Trust
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(5)	1,468,597	1,479,394
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,703,424
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	913,988
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(6)	1,808,281	1,930,355
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	$ 1,200,000	$ 1,195,586
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(5)	1,585,000	1,597,337
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(5)	1,088,890	1,087,832
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(5)	1,557,098	1,568,171
PFP, Ltd. FRS
Series 2024-11, Class A 6.13%, (TSFR1M+1.83%), 09/17/2039*	3,605,405	3,605,404
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(5)	433,162	422,544
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 6.64%, (TSFR1M+2.31%), 11/25/2036*	720,000	715,298
Series 2021-FL7, Class D 7.39%, (TSFR1M+3.06%), 11/25/2036*	845,000	839,509
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	662,074
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 5.11%, (TSFR1M+0.79%), 10/20/2034	222,266	200,071
Series 2003-1, Class 1A 5.19%, (TSFR1M+0.87%), 04/20/2033	198,523	184,855
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,755,029
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 6.29%, (SOFR30A+1.95%), 11/15/2038*	759,000	742,279
Series 2021-FL2, Class C 6.53%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,055,327
Series 2022-FL3, Class C 6.54%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,389,373
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.93%, (TSFR1M+0.61%), 07/19/2035	126,216	121,644
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.67%, 12/25/2044(6)	32,438	30,465
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	1,400,000	1,398,439
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,533,967	2,172,745
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,683,599
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(5)	801,412	802,244
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(6)	636,977	636,112
VM Master Issuer LLC
Series 2022-1, Class A1 6.16%, 05/24/2025*(5)	1,415,176	1,428,234

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.90%, (TSFR1M+0.57%), 04/25/2045	$ 14,048	$ 14,025
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,073,359
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,849,514
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,102,983
Series 2015-C30, Class A4 3.66%, 09/15/2058	477,066	475,417
		137,061,109
U.S. Government Agency — 3.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70%, 11/25/2049*(6)	690,000	676,588
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(6)	2,000,000	1,892,008
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,026,261
Series K065, Class A2 3.24%, 04/25/2027	776,000	763,743
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.21%, 07/25/2029(6)(8)	1,881,216	72,911
Series K098, Class X1 1.26%, 08/25/2029(6)(8)	3,267,298	135,759
Series K110, Class XAM 1.95%, 04/25/2030(6)(8)	914,237	72,326
Series K070, Class A2 3.30%, 11/25/2027(6)	681,000	669,106
Series W5FX, Class AFX 3.34%, 04/25/2028(6)	719,000	703,592
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,809,970
Series K077, Class AM 3.85%, 05/25/2028(6)	2,745,000	2,723,362
Series K081, Class A2 3.90%, 08/25/2028(6)	1,255,000	1,249,049
Series K-160, Class A2 4.50%, 08/25/2033(6)	2,000,000	1,999,802
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	211,865	176,960
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	216,302	194,546
Series 4371, Class GZ 2.00%, 05/15/2042	1,416,507	1,272,708
Series 5190, Class EC 2.00%, 12/25/2051	1,700,393	1,517,635
Series 4533, Class GA 3.00%, 06/15/2028	26,525	26,449
Series 4474, Class HJ 3.00%, 07/15/2039	55,290	53,044
Series 4623, Class WI 4.00%, 08/15/2044(8)	25,349	2,318
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4471, Class PI 4.50%, 12/15/2040(8)	$ 10,846	$ 1,011
Series 2691, Class ZU 5.50%, 09/15/2033	733,503	760,718
Series 3845, Class AI 5.50%, 02/15/2036(8)	26,031	4,205
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 4.96%, (SOFR30A+0.61%), 07/15/2042	101,311	99,645
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	188,795	163,100
Series 2023-1, Class MT 3.00%, 10/25/2062	1,788,053	1,501,652
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,224,947	1,919,194
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,908,269	1,754,144
Series 2019-1, Class MT 3.50%, 07/25/2058	1,056,083	945,572
Series 2019-2, Class MA 3.50%, 08/26/2058	1,930,179	1,841,294
Series 2019-3, Class MA 3.50%, 10/25/2058	127,576	122,686
Series 2019-3, Class MB 3.50%, 10/25/2058	788,596	644,602
Series 2019-3, Class MV 3.50%, 10/25/2058	178,808	166,269
Series 2024-2, Class MT 3.50%, 05/25/2064	2,118,312	1,850,306
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,390,790	1,310,191
Series 2019-4, Class M55D 4.00%, 02/25/2059	755,307	706,689
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,279,748	2,128,984
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	368,437	337,534
3.00%, 01/15/2044	144,663	130,181
3.50%, 07/15/2042	760,450	716,818
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,509,010	1,467,892
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	317,094	277,693
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	52,099	51,668
Series 2020-M50, Class A2 1.20%, 10/25/2030	332,731	314,438
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	255,591	237,707
Series 2016-19, Class AD 2.00%, 04/25/2046	83,001	77,158
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	93,785	6,908
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	20,277	1,228
Series 2016-38, Class NA 3.00%, 01/25/2046	231,149	215,778
Series 2010-43, Class AH 3.25%, 05/25/2040	38,490	36,755

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2014-10, Class KM 3.50%, 09/25/2043	$ 82,256	$ 80,491
Series 2014-35, Class CA 3.50%, 06/25/2044	54,813	53,869
Series 2019-7, Class CA 3.50%, 11/25/2057	638,336	616,057
Series 2010-113, Class GB 4.00%, 10/25/2040	54,926	54,446
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	150,450	28,097
Series 2010-47, Class MB 5.00%, 09/25/2039	534,417	548,177
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,295,630	1,353,919
Series 2002-56, Class ZQ 6.00%, 09/25/2032	118,677	123,038
Series 2005-109, Class GE 6.00%, 12/25/2035	1,263,311	1,288,878
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(6)	2,400,000	2,042,353
Series 2020-M50, Class X1 1.82%, 10/25/2030(6)(8)	5,122,040	227,291
Series 2020-M38, Class X2 1.98%, 11/25/2028(6)(8)	1,975,434	92,030
Series 2021-M3, Class X1 2.02%, 11/25/2033(6)(8)	4,383,860	302,007
Series 2022-M1S, Class A2 2.08%, 04/25/2032(6)	2,470,000	2,134,380
Series 2017-M3, Class A2 2.46%, 12/25/2026(6)	246,462	240,160
Series 2017-M5, Class A2 3.01%, 04/25/2029(6)	571,517	550,422
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	858,188	842,781
Series 2017-M12, Class A2 3.06%, 06/25/2027(6)	733,274	718,913
Series 2018-M4, Class A2 3.06%, 03/25/2028(6)	600,143	584,527
Series 2018-M3, Class A2 3.06%, 02/25/2030(6)	460,534	441,108
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	837,343	822,698
Series 2018-M10, Class A2 3.36%, 07/25/2028(6)	1,479,796	1,453,347
Series 2022-M2S, Class A2 3.75%, 08/25/2032(6)	1,650,000	1,581,785
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	66,337	56,763
Series 2021-77, Class PA 1.00%, 08/20/2050	1,048,850	803,220
Series 2011-123, Class MA 4.00%, 07/20/2041	78,404	76,283
Series 2012-12, Class KN 4.50%, 09/20/2041	51,701	51,920
Series 2005-55, Class Z 4.75%, 07/20/2035	1,044,401	1,040,222
Series 2009-92, Class ZC 5.00%, 10/20/2039	478,478	482,191
Series 2010-105, Class B 5.00%, 08/20/2040	462,356	466,088
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 4.88%, (TSFR1M+0.55%), 06/20/2065	$ 219,002	$ 219,019
Series 2015-H16, Class FG 4.88%, (TSFR1M+0.55%), 07/20/2065	476,581	476,626
Series 2015-H16, Class FL 4.88%, (TSFR1M+0.55%), 07/20/2065	870,653	870,748
Series 2011-H06, Class FA 4.89%, (TSFR1M+0.56%), 02/20/2061	223,650	223,696
Series 2015-H07, Class ES 4.89%, (TSFR1M+0.58%), 02/20/2065	311,505	311,646
Series 2015-H05, Class FC 4.92%, (TSFR1M+0.59%), 02/20/2065	1,209,116	1,209,757
Series 2015-H06, Class FA 4.92%, (TSFR1M+0.59%), 02/20/2065	615,147	615,493
Series 2015-H08, Class FC 4.92%, (TSFR1M+0.59%), 03/20/2065	1,638,253	1,639,067
Series 2015-H12, Class FA 4.92%, (TSFR1M+0.59%), 05/20/2065	583,137	583,423
Series 2013-H18, Class EA 4.94%, (TSFR1M+0.61%), 07/20/2063	35,589	35,622
Series 2015-H23, Class FB 4.96%, (TSFR1M+0.63%), 09/20/2065	364,849	365,190
Series 2015-H26, Class FG 4.96%, (TSFR1M+0.63%), 10/20/2065	282,006	282,284
Series 2012-H08, Class FB 5.04%, (TSFR1M+0.71%), 03/20/2062	123,377	123,631
Series 2014-H09, Class TA 5.04%, (TSFR1M+0.71%), 04/20/2064	54,769	54,935
Series 2015-H29, Class FL 5.04%, (TSFR1M+0.71%), 11/20/2065	843,546	845,076
Series 2015-H30, Class FE 5.04%, (TSFR1M+0.71%), 11/20/2065	1,108,937	1,110,973
Series 2015-H32, Class FH 5.10%, (TSFR1M+0.77%), 12/20/2065	294,041	294,787
Series 2016-H26, Class FC 5.44%, (TSFR1M+1.11%), 12/20/2066	182,245	183,143
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.26%, 10/20/2040(6)	496,546	514,256
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	15,254	15,784
		66,962,774
Total Collateralized Mortgage Obligations (cost $210,789,569)		204,023,883
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 49.0%
U.S. Government — 29.5%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	322,277
1.38%, 11/15/2040	17,380,000	11,163,255
1.63%, 11/15/2050	2,825,000	1,505,968
1.75%, 08/15/2041	6,050,000	4,049,246
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,465,192
2.00%, 08/15/2051	2,400,000	1,400,156
2.25%, 05/15/2041 to 02/15/2052	12,220,000	7,912,733
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,108,160
2.75%, 08/15/2042	4,100,000	3,165,809
2.88%, 05/15/2043 to 05/15/2052	6,954,000	5,250,924
3.00%, 11/15/2044 to 08/15/2052	7,503,000	5,537,332
3.13%, 02/15/2043	4,020,000	3,261,068
3.38%, 05/15/2044	3,500,000	2,908,281
3.50%, 02/15/2039	351,200	318,673

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.63%, 08/15/2043 to 02/15/2053	$ 13,698,000	$ 11,557,140
3.75%, 11/15/2043	9,944,000	8,778,299
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,304,612
4.25%, 11/15/2040 to 08/15/2054	21,308,000	19,755,917
4.38%, 02/15/2038 to 08/15/2043	20,860,000	20,128,186
4.50%, 02/15/2044 to 11/15/2054	20,860,000	20,379,094
4.63%, 11/15/2044	2,785,000	2,757,150
4.75%, 11/15/2043 to 11/15/2053	8,650,000	8,732,586
United States Treasury Bonds TIPS
1.75%, 01/15/2028(10)	1,781,758	1,818,153
2.50%, 01/15/2029(10)	5,661,507	5,927,310
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	56,343,724	40,463,602
United States Treasury Notes
0.63%, 08/15/2030	620,000	527,266
1.25%, 08/15/2031	490,000	418,529
1.50%, 02/15/2030	660,000	596,475
1.63%, 05/15/2031	18,145,000	15,981,067
1.88%, 02/28/2029	4,435,000	4,156,080
2.50%, 03/31/2027	3,900,000	3,820,172
2.75%, 05/31/2029	400,000	386,219
2.88%, 04/30/2029 to 05/15/2032	29,385,000	27,935,774
3.13%, 08/31/2029	2,235,000	2,185,324
3.25%, 06/30/2029	7,000,000	6,886,797
3.50%, 02/15/2033	5,300,000	5,120,504
3.75%, 04/15/2028 to 05/31/2030	29,600,000	29,706,906
3.88%, 03/31/2027	9,770,000	9,815,415
4.00%, 04/30/2032 to 02/15/2034	28,631,300	28,536,494
4.13%, 02/15/2027 to 07/31/2028	108,900,000	110,389,640
4.25%, 06/30/2029 to 11/15/2034	71,265,000	72,456,841
4.50%, 11/15/2033	1,250,000	1,288,379
4.88%, 10/31/2030	210,000	221,181
		535,400,186
U.S. Government Agency — 19.5%
Federal Home Loan Mtg. Corp.
2.00%, 05/01/2037 to 03/01/2052	19,136,444	15,330,513
2.50%, 07/01/2050 to 07/01/2053	11,244,500	9,416,446
3.00%, 10/01/2037 to 10/01/2052	17,346,304	15,228,954
3.50%, 11/01/2037 to 07/01/2052	4,560,908	4,198,924
3.75%, 08/01/2032	2,200,000	2,100,294
4.00%, 07/01/2025 to 09/01/2049	2,312,285	2,201,630
4.50%, 07/01/2025 to 11/01/2052	3,060,482	2,974,766
5.00%, 11/01/2035 to 06/01/2053	2,754,474	2,704,589
5.50%, 06/01/2026 to 09/01/2053	3,673,212	3,680,400
6.00%, 03/01/2054	357,615	362,849
6.50%, 07/01/2054	447,926	462,329
Federal National Mtg. Assoc.
1.50%, 02/01/2042	64,681	53,116
1.93%, 11/01/2031	2,600,000	2,237,476
2.00%, 01/01/2032 to 03/01/2052	19,691,631	16,396,252
2.42%, 10/01/2029	1,846,131	1,716,313
2.50%, 11/01/2031 to 03/01/2062	48,048,809	40,230,931
2.83%, 05/01/2027	2,364,797	2,313,085
2.92%, 02/01/2030 to 05/01/2030	3,436,036	3,256,478
2.94%, 05/01/2030	1,623,730	1,538,442
2.97%, 06/01/2030	1,738,685	1,650,194
3.00%, 11/01/2028 to 06/01/2062	30,770,069	26,937,543
3.03%, 04/01/2030	2,000,000	1,900,172
3.12%, 06/01/2035	2,000,000	1,792,570
3.16%, 02/01/2032	2,563,426	2,403,497
3.50%, 04/01/2038 to 06/01/2062	14,514,318	13,121,707
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.54%, 06/01/2032	$ 2,723,000	$ 2,557,209
3.76%, 12/01/2035	1,686,119	1,599,448
3.77%, 12/01/2025	684,494	680,360
3.81%, 12/01/2028	920,000	910,779
3.89%, 09/01/2032	2,314,000	2,228,347
3.90%, 02/01/2033	2,150,000	2,060,757
3.92%, 09/01/2032	2,000,000	1,932,160
3.95%, 01/01/2027	117,587	117,551
4.00%, 01/01/2035 to 10/01/2049	7,205,141	6,975,172
4.17%, 05/01/2033	1,500,000	1,463,983
4.22%, 10/01/2032	1,664,000	1,639,626
4.31%, 06/01/2030	2,000,000	2,011,445
4.33%, 01/01/2033	2,000,000	1,981,923
4.50%, 05/01/2025 to 09/01/2052	5,132,626	5,035,336
4.52%, 10/01/2033	800,000	799,280
4.55%, 09/01/2033	1,990,078	2,002,634
4.59%, 04/01/2033	2,083,000	2,082,121
4.74%, 02/01/2033	1,915,000	1,939,392
4.85%, 12/01/2032	1,271,141	1,302,869
5.00%, 03/01/2034 to 01/01/2054	8,418,049	8,304,558
5.08%, 02/01/2030	1,597,335	1,652,940
5.29%, 12/01/2032	1,494,187	1,554,314
5.50%, 07/01/2025 to 05/01/2058	2,557,691	2,596,738
5.55%, 03/01/2038	636,494	660,904
6.00%, 02/01/2033 to 04/01/2054	3,795,127	3,857,061
6.50%, 02/01/2053	493,134	512,489
Federal National Mtg. Assoc. VRS
1.51%, 11/01/2032(6)	5,410,034	4,457,668
1.76%, 03/01/2032(6)	3,090,704	2,634,014
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,837,322	5,578,940
2.50%, 08/20/2051 to 04/20/2052	17,517,992	14,931,949
3.00%, 11/20/2044 to 10/20/2052	6,692,580	5,959,812
3.50%, 10/20/2033 to 06/20/2052	9,956,080	9,091,695
4.00%, 12/20/2042 to 10/20/2052	9,878,538	9,248,213
4.25%, 01/20/2045 to 06/20/2045	2,625,775	2,502,204
4.50%, 04/15/2039 to 01/20/2053	10,031,664	9,704,174
5.00%, 05/20/2052 to 06/20/2063	8,768,019	8,586,389
5.50%, 12/15/2036 to 01/20/2055	4,580,505	4,591,593
5.50%, May 30 TBA	1,825,000	1,824,023
6.00%, 12/15/2032	3,496	3,496
6.50%, 07/20/2054 to 04/20/2055	752,917	770,575
Government National Mtg. Assoc. FRS
5.75%, (1 Yr USTYCR+1.64%), 05/20/2072	1,812,545	1,873,546
5.76%, (1 Yr USTYCR+1.66%), 04/20/2072	1,986,417	2,052,238
5.80%, (1 Yr USTYCR+1.70%), 03/20/2072	1,878,220	1,944,183
5.91%, (1 Yr USTYCR+1.83%), 08/20/2071	1,968,089	2,041,931
5.91%, (1 Yr USTYCR+1.78%), 09/20/2071	1,942,298	2,012,004
5.93%, (1 Yr USTYCR+1.81%), 04/20/2072	2,010,520	2,089,475
5.93%, (1 Yr USTYCR+1.82%), 07/20/2072	1,790,727	1,869,047
6.09%, (1 Yr USTYCR+1.97%), 03/20/2072	1,668,327	1,740,199
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	828,574
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	297,895	275,406
Series 2012-20H, Class 1 2.37%, 08/01/2032	142,282	134,673
Series 2013-20F, Class 1 2.45%, 06/01/2033	410,603	386,771
Series 2013-20G, Class 1 3.15%, 07/01/2033	495,518	476,714

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2013-20H, Class 1 3.16%, 08/01/2033	$ 538,419	$ 518,526
Series 2013-20I, Class 1 3.62%, 09/01/2033	223,028	217,349
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	325,561
4.63%, 09/15/2060	240,000	210,038
Uniform Mtg. Backed Securities
2.00%, May 15 TBA	1,400,000	1,271,519
2.00%, May 30 TBA	1,375,000	1,090,319
2.50%, May 15 TBA	2,475,000	2,299,268
2.50%, June 30 TBA	1,650,000	1,371,947
3.00%, May 30 TBA	10,000,000	8,677,022
3.50%, May 30 TBA	2,750,000	2,481,566
4.00%, May 30 TBA	825,000	768,771
5.00%, May 30 TBA	1,875,000	1,835,280
6.00%, May 30 TBA	2,250,000	2,282,425
6.50%, June 30 TBA	50,000	51,444
		353,679,407
Total U.S. Government & Agency Obligations (cost $938,700,849)		889,079,593
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	263,963
Republic of Chile
2.55%, 01/27/2032	256,000	222,628
Republic of Peru
5.63%, 11/18/2050	54,000	50,546
Republic of Poland
5.50%, 03/18/2054	368,000	342,046
United Mexican States
2.66%, 05/24/2031	541,000	459,530
3.75%, 01/11/2028	547,000	533,242
3.77%, 05/24/2061	398,000	226,051
4.40%, 02/12/2052	400,000	268,747
4.60%, 02/10/2048	400,000	284,107
4.75%, 03/08/2044	1,080,000	816,013
6.00%, 05/13/2030	347,000	355,702
6.34%, 05/04/2053	210,000	184,239
6.88%, 05/13/2037	513,000	517,967
Total Foreign Government Obligations (cost $5,483,417)		4,524,781
MUNICIPAL SECURITIES — 0.7%
Berks County Municipal Authority Revenue Bonds
7.00%, 06/30/2039	2,206,000	1,917,424
8.00%, 06/30/2044(5)	1,160,000	653,897
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	522,117
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,381,969
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,560,807
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	455,283
Security Description	Shares or Principal Amount	Value

School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	$ 1,250,000	$ 1,320,076
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	417,227
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	449,043
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	95,000	94,797
5.14%, 12/01/2036	3,955,000	3,613,266
Total Municipal Securities (cost $14,536,487)		13,385,906
Total Long-Term Investment Securities (cost $1,886,202,295)		1,790,973,152
SHORT-TERM INVESTMENTS — 2.0%
U.S. Government Agency — 1.1%
Federal Home Loan Bank
4.18%, 05/01/2025	19,096,000	19,093,756
Unaffiliated Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Trust Class 4.21%(11)	17,130,778	17,130,778
Total Short-Term Investments (cost $36,226,778)		36,224,534
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $400,970 and collateralized by $308,100 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $409,092 (cost $400,955)	400,955	400,955
TOTAL INVESTMENTS (cost $1,922,830,028)	100.7%	1,827,598,641
Other assets less liabilities	(0.7)	(11,926,200)
NET ASSETS	100.0%	$1,815,672,441
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $390,824,687 representing 21.5% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

(2)	Securities classified as Level 3 (see Note 1).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$293,051	$41,466	$73,263	$25.00	0.0%
(4)	Security in default of interest.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2025.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Interest Only
(9)	Principal Only
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of April 30, 2025.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
106	Long	U.S. Treasury 10 Year Notes	June 2025	$11,763,103	$11,895,187	$ 132,084
376	Long	U.S. Treasury 2 Year Notes	June 2025	77,767,999	78,263,812	495,813
427	Long	U.S. Treasury 5 Year Notes	June 2025	46,198,674	46,626,399	427,725
140	Long	U.S. Treasury Long Bonds	June 2025	16,249,414	16,327,500	78,086
202	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	22,857,034	23,176,344	319,310
95	Short	U.S. Treasury Long Bonds	June 2025	11,159,054	11,079,375	79,679
64	Short	U.S. Treasury Ultra Bonds	June 2025	7,872,780	7,746,000	126,780
						$1,659,477
						Unrealized (Depreciation)
335	Long	U.S. Treasury Ultra Bonds	June 2025	$41,344,994	$40,545,469	$(799,525)
		Net Unrealized Appreciation (Depreciation)				$859,952
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$73,263	$73,263
Other Industries	—	527,367,189	—	527,367,189
Asset Backed Securities:
Internet	—	—	2,000,000	2,000,000
Other Industries	—	150,518,537	—	150,518,537
Collateralized Mortgage Obligations	—	204,023,883	—	204,023,883
U.S. Government & Agency Obligations	—	889,079,593	—	889,079,593
Foreign Government Obligations	—	4,524,781	—	4,524,781
Municipal Securities	—	13,385,906	—	13,385,906
Short-Term Investments:
U.S. Government Agency	—	19,093,756	—	19,093,756
Other Short-Term Investments	17,130,778	—	—	17,130,778
Repurchase Agreements	—	400,955	—	400,955
Total Investments at Value	$17,130,778	$1,808,394,600	$2,073,263	$1,827,598,641
Other Financial Instruments:†
Futures Contracts	$1,659,477	$—	$—	$1,659,477
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$799,525	$—	$—	$799,525
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 0.6%
Trade Desk, Inc., Class A†	76,051	$ 4,078,615
Aerospace/Defense — 2.2%
HEICO Corp., Class A	47,315	9,507,003
Howmet Aerospace, Inc.	32,374	4,486,389
		13,993,392
Apparel — 0.8%
On Holding AG, Class A†	109,384	5,262,464
Banks — 0.9%
NU Holdings, Ltd., Class A†	482,073	5,992,167
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.†	41,435	10,907,349
Blueprint Medicines Corp.†	26,260	2,350,270
Insmed, Inc.†	70,536	5,078,592
Revolution Medicines, Inc.†	45,308	1,829,537
Viking Therapeutics, Inc.†	67,617	1,952,103
		22,117,851
Building Materials — 2.6%
AAON, Inc.	41,922	3,826,221
Eagle Materials, Inc.	23,952	5,422,493
Simpson Manufacturing Co., Inc.	23,923	3,676,726
Trane Technologies PLC	9,065	3,474,705
		16,400,145
Commercial Services — 3.1%
Bright Horizons Family Solutions, Inc.†	59,497	7,462,114
Moody's Corp.	6,329	2,867,796
Quanta Services, Inc.	32,903	9,630,379
		19,960,289
Computers — 4.2%
Crowdstrike Holdings, Inc., Class A†	7,382	3,165,918
CyberArk Software, Ltd.†	15,966	5,622,587
Gartner, Inc.†	24,626	10,369,516
Okta, Inc.†	46,235	5,185,718
Rubrik, Inc., Class A†	34,253	2,415,864
		26,759,603
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	40,276	2,491,876
Distribution/Wholesale — 1.9%
Copart, Inc.†	110,678	6,754,678
Pool Corp.	18,819	5,516,602
		12,271,280
Diversified Financial Services — 8.5%
Air Lease Corp.	78,241	3,658,549
Ares Management Corp., Class A	69,620	10,619,139
Coinbase Global, Inc., Class A†	12,767	2,590,297
Interactive Brokers Group, Inc., Class A	23,480	4,035,038
Jefferies Financial Group, Inc.	78,165	3,652,650
LPL Financial Holdings, Inc.	28,316	9,055,174
Raymond James Financial, Inc.	29,358	4,023,220
Rocket Cos., Inc., Class A	371,672	4,798,286
TPG, Inc.	54,238	2,519,355
Tradeweb Markets, Inc., Class A	68,655	9,494,986
		54,446,694
Electric — 1.2%
Vistra Corp.	59,364	7,695,355
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	25,289	$ 4,288,509
Electronics — 1.6%
Garmin, Ltd.	16,839	3,146,704
Hubbell, Inc.	8,538	3,100,831
Mettler-Toledo International, Inc.†	3,783	4,049,966
		10,297,501
Engineering & Construction — 0.9%
Comfort Systems USA, Inc.	14,170	5,633,284
Entertainment — 1.2%
Flutter Entertainment PLC†	31,367	7,559,133
Food — 0.7%
Performance Food Group Co.†	51,757	4,174,720
Hand/Machine Tools — 0.6%
MSA Safety, Inc.	24,448	3,848,604
Healthcare-Products — 4.3%
Agilent Technologies, Inc.	33,855	3,642,798
Cooper Cos., Inc.†	58,893	4,809,791
Inspire Medical Systems, Inc.†	12,997	2,058,465
Natera, Inc.†	67,940	10,254,184
Penumbra, Inc.†	16,448	4,816,632
West Pharmaceutical Services, Inc.	10,664	2,253,197
		27,835,067
Healthcare-Services — 0.3%
IQVIA Holdings, Inc.†	12,791	1,983,500
Home Builders — 0.4%
Thor Industries, Inc.	37,985	2,750,874
Home Furnishings — 0.5%
Somnigroup International, Inc.	55,396	3,382,480
Insurance — 1.0%
Arthur J. Gallagher & Co.	20,929	6,711,721
Internet — 3.6%
DoorDash, Inc., Class A†	38,485	7,423,372
GoDaddy, Inc., Class A†	34,431	6,484,390
Reddit, Inc., Class A†	29,686	3,460,497
Robinhood Markets, Inc., Class A†	120,089	5,897,571
		23,265,830
Leisure Time — 0.9%
Planet Fitness, Inc., Class A†	61,532	5,820,312
Lodging — 2.2%
Hilton Worldwide Holdings, Inc.	51,637	11,643,111
Las Vegas Sands Corp.	67,712	2,482,999
		14,126,110
Machinery-Construction & Mining — 0.7%
Vertiv Holdings Co., Class A	50,627	4,322,533
Machinery-Diversified — 2.1%
Esab Corp.	53,200	6,390,384
Ingersoll Rand, Inc.	33,171	2,502,089
Westinghouse Air Brake Technologies Corp.	25,035	4,624,966
		13,517,439
Media — 1.0%
FactSet Research Systems, Inc.	14,400	6,223,968
Miscellaneous Manufacturing — 3.8%
Axon Enterprise, Inc.†	13,598	8,339,653
Carlisle Cos., Inc.	11,702	4,440,675

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
ITT, Inc.	47,799	$ 6,549,419
Teledyne Technologies, Inc.†	11,014	5,132,855
		24,462,602
Oil & Gas — 0.8%
EOG Resources, Inc.	46,093	5,085,441
Oil & Gas Services — 0.8%
TechnipFMC PLC	184,621	5,200,774
Pharmaceuticals — 3.6%
Alkermes PLC†	81,625	2,348,351
Dexcom, Inc.†	74,457	5,314,741
McKesson Corp.	13,155	9,376,752
Neurocrine Biosciences, Inc.†	46,540	5,011,893
Vaxcyte, Inc.†	22,123	792,888
		22,844,625
Pipelines — 2.7%
Cheniere Energy, Inc.	41,249	9,533,056
Williams Cos., Inc.	130,042	7,616,560
		17,149,616
Real Estate — 0.8%
CBRE Group, Inc., Class A†	40,275	4,920,800
REITS — 0.5%
Crown Castle, Inc.	33,130	3,503,829
Retail — 6.7%
AutoZone, Inc.†	1,773	6,671,090
Burlington Stores, Inc.†	33,484	7,535,239
Casey's General Stores, Inc.	17,354	8,027,787
Chipotle Mexican Grill, Inc.†	63,104	3,188,014
Floor & Decor Holdings, Inc., Class A†	33,070	2,362,521
Tractor Supply Co.	161,701	8,185,304
Ulta Beauty, Inc.†	17,356	6,866,728
		42,836,683
Semiconductors — 3.1%
Entegris, Inc.	44,262	3,502,009
Marvell Technology, Inc.	34,141	1,992,810
Monolithic Power Systems, Inc.	3,541	2,100,167
ON Semiconductor Corp.†	59,887	2,377,514
Onto Innovation, Inc.†	21,876	2,668,216
Rambus, Inc.†	60,703	2,961,699
Teradyne, Inc.	59,950	4,448,890
		20,051,305
Security Description	Shares or Principal Amount	Value

Software — 22.1%
AppLovin Corp., Class A†	46,465	$ 12,513,489
Atlassian Corp., Class A†	25,515	5,825,330
Cloudflare, Inc., Class A†	56,932	6,876,247
Confluent, Inc., Class A†	203,427	4,843,597
Datadog, Inc., Class A†	78,690	8,038,970
Gitlab, Inc., Class A†	42,400	1,978,808
HubSpot, Inc.†	19,739	12,070,399
Monday.com, Ltd.†	17,317	4,865,904
MongoDB, Inc.†	22,121	3,808,573
MSCI, Inc.	14,164	7,720,938
Nutanix, Inc., Class A†	108,916	7,482,529
Palantir Technologies, Inc., Class A†	249,179	29,512,761
ROBLOX Corp., Class A†	96,598	6,476,896
Snowflake, Inc., Class A†	31,397	5,007,508
Take-Two Interactive Software, Inc.†	31,939	7,452,007
Twilio, Inc., Class A†	37,389	3,615,890
Tyler Technologies, Inc.†	7,744	4,207,315
Veeva Systems, Inc., Class A†	40,438	9,449,956
		141,747,117
Telecommunications — 0.5%
Ciena Corp.†	43,658	2,932,071
Transportation — 1.1%
JB Hunt Transport Services, Inc.	18,109	2,364,673
Saia, Inc.†	17,975	4,385,900
		6,750,573
Total Long-Term Investment Securities (cost $588,363,295)		634,696,752
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1) (cost $7,407,871)	7,407,871	7,407,871
TOTAL INVESTMENTS (cost $595,771,166)	100.1%	642,104,623
Other assets less liabilities	(0.1)	(802,049)
NET ASSETS	100.0%	$641,302,574
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2025.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$634,696,752	$—	$—	$634,696,752
Short-Term Investments	7,407,871	—	—	7,407,871
Total Investments at Value	$642,104,623	$—	$—	$642,104,623
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 61.5%
Advertising — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 1,272,000	$ 1,259,302
Agriculture — 1.9%
Altria Group, Inc.
2.35%, 05/06/2025	1,808,000	1,807,295
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	1,384,000	1,352,177
Bunge, Ltd. Finance Corp.
1.63%, 08/17/2025	1,797,000	1,780,113
Reynolds American, Inc.
4.45%, 06/12/2025	1,790,000	1,789,024
		6,728,609
Auto Manufacturers — 7.0%
American Honda Finance Corp.
1.00%, 09/10/2025	500,000	493,517
5.80%, 10/03/2025	665,000	668,509
American Honda Finance Corp. FRS
4.97%, (SOFR+0.62%), 12/11/2026	1,904,000	1,902,077
BMW US Capital LLC
5.30%, 08/11/2025*	332,000	332,708
BMW US Capital LLC FRS
4.90%, (SOFR+0.55%), 04/02/2026*	2,014,000	2,010,746
Daimler Truck Finance North America LLC
5.60%, 08/08/2025*	2,625,000	2,628,353
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,752,000	1,687,326
Hyundai Capital America
4.85%, 03/25/2027*	2,986,000	2,988,146
5.25%, 01/08/2027*	391,000	393,545
Mercedes-Benz Finance North America LLC
4.80%, 11/13/2026*	689,000	691,472
4.88%, 07/31/2026*	2,640,000	2,652,622
Toyota Motor Credit Corp. FRS
4.80%, (SOFR+0.45%), 05/15/2026	2,212,000	2,209,519
5.24%, (SOFR+0.89%), 05/18/2026	3,030,000	3,039,364
Volkswagen Group of America Finance LLC
4.95%, 03/25/2027*	227,000	227,450
5.30%, 03/22/2027*	1,888,000	1,901,910
6.00%, 11/16/2026*	390,000	395,766
		24,223,030
Banks — 20.1%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	806,902
6.34%, 09/18/2027*	2,000,000	2,043,614
Banco Bilbao Vizcaya Argentaria SA
5.86%, 09/14/2026	3,600,000	3,611,470
Bank of Montreal
4.57%, 09/10/2027	998,000	998,907
4.59%, 12/11/2026	1,666,000	1,667,201
Barclays PLC
4.38%, 01/12/2026	381,000	380,035
4.84%, 09/10/2028	457,000	457,476
7.33%, 11/02/2026	2,248,000	2,272,970
BNP Paribas SA
1.32%, 01/13/2027*	500,000	487,671
1.68%, 06/30/2027*	3,300,000	3,189,101
4.79%, 05/09/2029*	1,075,000	1,074,186
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	1,408,000	1,408,806
5.24%, 06/28/2027	835,000	849,320
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citibank, N.A.
4.88%, 11/19/2027	$ 1,458,000	$ 1,467,492
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	2,400,000	2,364,132
Credit Agricole SA
4.63%, 09/11/2028*	449,000	448,324
Danske Bank A/S
6.26%, 09/22/2026*	2,674,000	2,688,813
DNB Bank ASA
1.13%, 09/16/2026*	1,389,000	1,369,621
Goldman Sachs Bank USA
5.28%, 03/18/2027	2,497,000	2,513,282
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	1,658,000	1,622,628
ING Groep NV
1.73%, 04/01/2027	500,000	486,799
3.95%, 03/29/2027	365,000	362,114
4.86%, 03/25/2029	528,000	531,160
KeyCorp
2.25%, 04/06/2027	1,765,000	1,688,123
Lloyds Banking Group PLC
3.75%, 01/11/2027	2,583,000	2,553,840
5.09%, 11/26/2028	390,000	394,520
Macquarie Group, Ltd.
1.34%, 01/12/2027*	81,000	79,138
5.11%, 08/09/2026*	2,175,000	2,176,556
Mizuho Financial Group, Inc.
2.23%, 05/25/2026	1,800,000	1,796,890
Morgan Stanley
0.99%, 12/10/2026	1,977,000	1,932,445
Morgan Stanley Bank NA
4.97%, 07/14/2028	452,000	456,312
National Bank of Canada
4.70%, 03/05/2027	2,866,000	2,870,099
NatWest Group PLC
5.85%, 03/02/2027	1,205,000	1,216,037
7.47%, 11/10/2026	1,638,000	1,660,497
NatWest Markets PLC
1.60%, 09/29/2026*	660,000	634,305
PNC Bank NA
4.78%, 01/15/2027	1,304,000	1,304,498
PNC Financial Services Group, Inc.
5.81%, 06/12/2026	183,000	183,165
Santander Holdings USA, Inc.
3.24%, 10/05/2026	144,000	140,875
Santander UK Group Holdings PLC
1.53%, 08/21/2026	1,900,000	1,879,864
6.83%, 11/21/2026	496,000	500,936
Societe Generale SA
1.49%, 12/14/2026*	2,500,000	2,447,048
5.25%, 02/19/2027*	1,075,000	1,082,653
5.50%, 04/13/2029*	1,000,000	1,014,578
Standard Chartered PLC
5.55%, 01/21/2029*	667,000	678,700
6.17%, 01/09/2027*	618,000	623,394
Truist Financial Corp.
1.27%, 03/02/2027	2,799,000	2,718,602
UBS Group AG
1.31%, 02/02/2027*	500,000	487,185
1.36%, 01/30/2027*	2,481,000	2,420,510
6.37%, 07/15/2026*	465,000	466,286

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Wells Fargo & Co.
4.90%, 01/24/2028	$ 1,443,000	$ 1,452,093
4.97%, 04/23/2029	1,500,000	1,517,652
		69,478,825
Beverages — 0.6%
Constellation Brands, Inc.
3.70%, 12/06/2026	1,203,000	1,188,049
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	815,000	810,425
Pernod Ricard SA
3.25%, 06/08/2026*	200,000	197,229
		2,195,703
Biotechnology — 0.5%
Amgen, Inc.
3.13%, 05/01/2025	1,785,000	1,785,000
Building Materials — 0.1%
CRH America, Inc.
3.88%, 05/18/2025*	328,000	327,764
Chemicals — 2.1%
EIDP, Inc.
1.70%, 07/15/2025	3,730,000	3,706,084
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	911,000	894,608
Nutrien, Ltd.
4.50%, 03/12/2027	2,676,000	2,681,182
		7,281,874
Commercial Services — 0.6%
Element Fleet Management Corp.
5.64%, 03/13/2027*	549,000	558,064
Global Payments, Inc.
1.20%, 03/01/2026	1,593,000	1,542,677
		2,100,741
Computers — 0.8%
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	545,000	544,861
HP, Inc.
2.20%, 06/17/2025	1,824,000	1,817,378
Leidos, Inc.
3.63%, 05/15/2025	480,000	479,645
		2,841,884
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 04/01/2028	1,608,000	1,616,171
American Express Co.
4.99%, 05/01/2026	100,000	100,000
Aviation Capital Group LLC
4.75%, 04/14/2027*	318,000	318,202
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	1,100,000	1,089,812
4.95%, 01/15/2028*	613,000	609,492
Capital One Financial Corp.
4.99%, 07/24/2026	1,290,000	1,289,979
Intercontinental Exchange, Inc.
3.65%, 05/23/2025	1,483,000	1,482,014
Jefferies Financial Group, Inc.
5.03%, 03/16/2026	1,655,000	1,659,124
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nomura Holdings, Inc.
1.85%, 07/16/2025	$ 2,769,000	$ 2,752,625
		10,917,419
Electric — 5.8%
AES Corp.
1.38%, 01/15/2026	921,000	898,084
Ameren Corp.
5.70%, 12/01/2026	1,000,000	1,017,061
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,800,000	1,796,478
Dominion Energy, Inc.
3.90%, 10/01/2025	1,832,000	1,826,796
DTE Energy Co.
1.05%, 06/01/2025	1,804,000	1,797,700
4.95%, 07/01/2027	322,000	325,180
Duke Energy Corp.
2.65%, 09/01/2026	1,260,000	1,230,378
Emera US Finance LP
3.55%, 06/15/2026	847,000	833,820
Enel Finance International NV
4.50%, 06/15/2025*	1,103,000	1,102,174
Entergy Corp.
0.90%, 09/15/2025	1,885,000	1,858,206
Eversource Energy
4.75%, 05/15/2026	755,000	755,659
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	2,590,000	2,597,319
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027*	672,000	676,000
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	1,819,000	1,798,533
Southwestern Electric Power Co.
2.75%, 10/01/2026	1,734,000	1,689,771
		20,203,159
Electronics — 0.2%
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	834,073
Food — 0.3%
Conagra Brands, Inc.
5.30%, 10/01/2026	835,000	842,115
Forest Products & Paper — 0.8%
Georgia-Pacific LLC
1.75%, 09/30/2025*	2,833,000	2,798,411
Gas — 0.5%
NiSource, Inc.
0.95%, 08/15/2025	1,874,000	1,854,364
Healthcare-Products — 1.5%
Baxter International, Inc.
1.92%, 02/01/2027	879,000	840,812
Boston Scientific Corp.
1.90%, 06/01/2025	2,775,000	2,767,695
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	1,636,000	1,641,786
		5,250,293
Healthcare-Services — 0.5%
HCA, Inc.
3.13%, 03/15/2027	912,000	888,763
4.50%, 02/15/2027	177,000	176,546

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
5.00%, 03/01/2028	$ 216,000	$ 218,309
5.88%, 02/15/2026	405,000	406,022
		1,689,640
Insurance — 6.0%
Athene Global Funding
4.86%, 08/27/2026*	2,911,000	2,921,652
4.95%, 01/07/2027*	702,000	705,943
Athene Global Funding FRS
5.08%, (SOFR+0.75%), 07/16/2026*	497,000	495,909
CNA Financial Corp.
4.50%, 03/01/2026	2,697,000	2,693,676
CNO Global Funding
4.95%, 09/09/2029*	257,000	257,005
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,484,543
4.60%, 04/01/2027*	1,680,000	1,683,939
4.88%, 11/19/2027*	896,000	906,306
F&G Global Funding
2.30%, 04/11/2027*	129,000	123,523
Jackson National Life Global Funding
4.90%, 01/13/2027*	923,000	928,010
5.55%, 07/02/2027*	740,000	755,183
New York Life Global Funding
4.40%, 12/13/2027*	1,351,000	1,355,923
New York Life Global Funding FRS
4.77%, (SOFR+0.41%), 02/05/2027*	3,005,000	2,991,401
5.02%, (SOFR+0.67%), 04/02/2027*	206,000	205,705
Pacific Life Global Funding II
4.45%, 05/01/2028*	496,000	498,434
Principal Financial Group, Inc.
3.40%, 05/15/2025	235,000	234,851
Principal Life Global Funding II
1.25%, 06/23/2025*	2,562,000	2,549,247
		20,791,250
Iron/Steel — 0.1%
POSCO
4.88%, 01/23/2027*	400,000	401,657
Lodging — 0.5%
Marriott International, Inc.
3.13%, 06/15/2026	1,701,000	1,675,129
Media — 0.1%
Comcast Corp.
3.95%, 10/15/2025	311,000	310,187
Mining — 0.8%
Glencore Funding LLC
1.63%, 04/27/2026*	570,000	552,960
4.00%, 03/27/2027*	1,534,000	1,516,296
Glencore Funding LLC FRS
5.10%, (SOFR+0.75%), 10/01/2026*	463,000	462,523
Rio Tinto Finance USA PLC
4.38%, 03/12/2027	199,000	199,908
		2,731,687
Oil & Gas — 1.2%
Marathon Petroleum Corp.
4.70%, 05/01/2025	1,750,000	1,750,000
Woodside Finance, Ltd.
3.70%, 09/15/2026*	2,559,000	2,532,890
		4,282,890
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.4%
Amcor Flexibles North America, Inc.
4.00%, 05/17/2025	$ 320,000	$ 319,747
4.80%, 03/17/2028*	337,000	339,536
Sonoco Products Co.
4.45%, 09/01/2026	841,000	839,486
		1,498,769
Pharmaceuticals — 0.4%
Cardinal Health, Inc.
4.70%, 11/15/2026	422,000	423,881
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	1,081,000	1,077,086
		1,500,967
Pipelines — 0.4%
ONEOK, Inc.
4.25%, 09/24/2027	940,000	934,099
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	322,000	324,192
		1,258,291
REITS — 0.5%
American Tower Corp.
3.13%, 01/15/2027	863,000	843,304
Crown Castle, Inc.
1.35%, 07/15/2025	937,000	930,265
		1,773,569
Retail — 1.0%
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	381,532
McDonald's Corp.
3.38%, 05/26/2025	2,710,000	2,707,201
Starbucks Corp.
3.80%, 08/15/2025	218,000	217,419
		3,306,152
Semiconductors — 0.2%
Advanced Micro Devices, Inc.
4.21%, 09/24/2026	515,000	516,989
Software — 1.8%
Fidelity National Information Services, Inc.
4.50%, 07/15/2025	1,791,000	1,789,178
Fiserv, Inc.
3.85%, 06/01/2025	1,002,000	1,000,887
Oracle Corp.
2.95%, 05/15/2025	1,817,000	1,815,696
VMware LLC
1.40%, 08/15/2026	824,000	790,691
4.50%, 05/15/2025	882,000	881,569
		6,278,021
Telecommunications — 0.6%
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	548,793
T-Mobile USA, Inc.
2.25%, 02/15/2026	1,541,000	1,510,390
		2,059,183

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025*	$ 1,991,000	$ 1,950,610
Total Corporate Bonds & Notes (cost $212,427,967)		212,947,557
ASSET BACKED SECURITIES — 12.3%
Auto Loan Receivables — 3.2%
BofA Auto Trust
Series 2024-1A, Class A2 5.57%, 12/15/2026*	647,867	649,184
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	1,288,101	1,287,256
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A 5.43%, 09/21/2026	793,996	796,244
Hyundai Auto Receivables Trust
Series 2024-A, Class A2A 5.29%, 04/15/2027	637,444	638,583
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2A 5.44%, 02/16/2027	1,703,096	1,707,710
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	749,156	749,164
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	608,952	609,808
SBNA Auto Lease Trust
4.94%, 11/20/2026*	1,464,676	1,465,356
Series 2024-A, Class A3 5.39%, 11/20/2026*	1,771,000	1,774,861
Series 2024-B, Class A2 5.67%, 11/20/2026*	336,323	336,939
World Omni Auto Receivables Trust
Series 2024-B, Class A2A 5.48%, 09/15/2027	1,132,179	1,134,723
		11,149,828
Credit Card Receivables — 1.2%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	2,100,000	2,094,834
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,039,000	2,043,163
		4,137,997
Other Asset Backed Securities — 7.9%
Apidos CLO XXIII FRS
Series 2015-23A, Class ARR 5.31%, (TSFR3M+1.05%), 04/15/2033*	1,700,000	1,695,413
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 5.62%, (TSFR3M+1.36%), 04/15/2031*	2,079,903	2,081,209
Ares XXXVII CLO, Ltd. FRS
Series 2015-4A, Class A1RR 5.34%, (TSFR3M+1.08%), 10/15/2030*	943,603	943,080
Bain Capital Credit CLO FRS
Series 2019-2A, Class AR3 5.20%, (TSFR3M+0.92%), 10/17/2032*	1,600,354	1,593,759
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Barings CLO, Ltd. FRS
Series 2018-4A, Class A1R 5.41%, (TSFR3M+1.15%), 10/15/2030*	$ 1,933,328	$ 1,931,727
Benefit Street Partners CLO VIII, Ltd. FRS
Series 2015-8A, Class A1AR 5.63%, (TSFR3M+1.36%), 01/20/2031*	187,865	187,910
Buttermilk Park CLO, Ltd. FRS
Series 2018-1A, Class A1R 5.34%, (TSFR3M+1.08%), 10/15/2031*	1,191,087	1,189,984
Carlyle US CLO, Ltd. FRS
Series 2018-2A, Class A1R 5.41%, (TSFR3M+1.15%), 10/15/2031*	313,525	313,463
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 5.29%, (TSFR3M+1.02%), 04/20/2032*	1,521,981	1,517,165
CIFC Funding 2016-I, Ltd. FRS
Series 2016-1A, Class AR3 5.27%, (TSFR3M+1.00%), 10/21/2031*	1,649,329	1,645,209
Dell Equipment Finance Trust
Series 2023-3, Class A2 6.10%, 04/23/2029*	88,582	88,678
Dewolf Park CLO, Ltd. FRS
Series 2017-1A, Class AR 5.44%, (TSFR3M+1.18%), 10/15/2030*	962,948	962,749
Galaxy XX CLO, Ltd. FRS
Series 2015-20A, Class AR 5.53%, (TSFR3M+1.26%), 04/20/2031*	156,517	156,526
Galaxy XXVI CLO, Ltd. FRS
Series 2018-26A, Class AR 5.50%, (TSFR3M+1.17%), 11/22/2031*	1,271,312	1,270,693
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	1,057,351	1,059,303
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 5.25%, (TSFR3M+0.98%), 07/20/2031*	1,206,151	1,202,291
Magnetite XII, Ltd. FRS
Series 2015-12A, Class AR4 5.41%, (TSFR3M+1.15%), 10/15/2031*	878,630	879,764
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class A1 5.12%, (TSFR3M+0.80%), 02/15/2033*	1,700,000	1,687,850
Series 2024-1A, Class A1 5.31%, (TSFR3M+1.05%), 10/15/2032*	598,216	596,720
Series 2024-3A, Class A1 5.38%, (TSFR3M+1.08%), 08/08/2032*	2,874,484	2,868,764
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	359,567	361,619
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 5.36%, (TSFR3M+1.10%), 01/16/2032*	1,995,043	1,991,052
Symphony CLO, Ltd. FRS
Series 2022-34A, Class X 5.83%, (TSFR3M+1.55%), 07/24/2036*	1,122,500	1,124,748
		27,349,676
Total Asset Backed Securities (cost $42,639,658)		42,637,501

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.0%
U.S. Government — 9.0%
United States Treasury Notes
3.50%, 09/30/2026	$16,000,000	$ 15,941,250
4.13%, 02/28/2027 to 11/15/2027	15,200,000	15,356,512
Total U.S. Government & Agency Obligations (cost $31,102,569)		31,297,762
Total Long-Term Investment Securities (cost $286,170,194)		286,882,820
SHORT-TERM INVESTMENTS — 14.5%
Certificate of Deposit — 1.0%
Bank of Nova Scotia FRS
4.70%, (SOFR+0.34%), 06/04/2025	3,379,000	3,379,668
Commercial Paper — 0.4%
Citigroup Global Markets, Inc.
5.21%, 06/03/2025*	1,317,000	1,311,559
Unaffiliated Investment Companies — 13.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1)	45,542,718	45,542,718
Total Short-Term Investments (cost $50,232,428)		50,233,945
TOTAL INVESTMENTS (cost $336,402,622)	97.3%	337,116,765
Other assets less liabilities	2.7	9,319,773
NET ASSETS	100.0%	$346,436,538
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $107,983,259 representing 31.2% of net assets.
(1)	The rate shown is the 7-day yield as of April 30, 2025.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$212,947,557	$—	$212,947,557
Asset Backed Securities	—	42,637,501	—	42,637,501
U.S. Government & Agency Obligations	—	31,297,762	—	31,297,762
Short-Term Investments:
Unaffiliated Investment Companies	45,542,718	—	—	45,542,718
Other Short-Term Investments	—	4,691,227	—	4,691,227
Total Investments at Value	$45,542,718	$291,574,047	$—	$337,116,765
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.3%
General Electric Co.	11,557	$ 2,329,198
Howmet Aerospace, Inc.	10,638	1,474,214
RTX Corp.	19,942	2,515,284
TransDigm Group, Inc.	1,473	2,081,452
		8,400,148
Agriculture — 0.8%
Altria Group, Inc.	20,475	1,211,096
Philip Morris International, Inc.	22,052	3,778,831
		4,989,927
Airlines — 0.2%
Delta Air Lines, Inc.	16,852	701,549
United Airlines Holdings, Inc.†	8,637	594,398
		1,295,947
Apparel — 0.2%
Deckers Outdoor Corp.†	3,986	441,768
Ralph Lauren Corp.	1,048	235,748
Tapestry, Inc.	5,437	384,124
		1,061,640
Auto Manufacturers — 3.5%
Cummins, Inc.	3,611	1,061,056
PACCAR, Inc.	7,575	683,341
Tesla, Inc.†	73,496	20,737,631
		22,482,028
Banks — 2.0%
Bank of New York Mellon Corp.	10,178	818,413
JPMorgan Chase & Co.	41,859	10,239,549
Morgan Stanley	14,625	1,688,017
		12,745,979
Beverages — 0.1%
Monster Beverage Corp.†	8,092	486,491
Biotechnology — 0.8%
Amgen, Inc.	6,067	1,765,012
Incyte Corp.†	2,531	158,592
Vertex Pharmaceuticals, Inc.†	6,744	3,436,068
		5,359,672
Building Materials — 0.7%
Builders FirstSource, Inc.†	1,572	188,058
Carrier Global Corp.	10,181	636,720
Lennox International, Inc.	841	459,817
Martin Marietta Materials, Inc.	834	436,999
Masco Corp.	2,282	138,312
Trane Technologies PLC	5,891	2,258,079
Vulcan Materials Co.	2,151	564,272
		4,682,257
Chemicals — 0.3%
Ecolab, Inc.	3,243	815,387
Sherwin-Williams Co.	3,468	1,223,927
		2,039,314
Commercial Services — 1.8%
Automatic Data Processing, Inc.	6,092	1,831,255
Cintas Corp.	9,009	1,907,025
Corpay, Inc.†	1,831	595,753
Moody's Corp.	2,317	1,049,879
PayPal Holdings, Inc.†	17,407	1,146,077
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Quanta Services, Inc.	3,877	$ 1,134,759
Rollins, Inc.	4,278	244,402
S&P Global, Inc.	3,889	1,944,694
United Rentals, Inc.	1,715	1,082,937
Verisk Analytics, Inc.	1,632	483,774
		11,420,555
Computers — 7.8%
Apple, Inc.	181,488	38,566,200
Crowdstrike Holdings, Inc., Class A†	6,469	2,774,360
Dell Technologies, Inc., Class C	3,851	353,368
Fortinet, Inc.†	16,708	1,733,622
Gartner, Inc.†	2,018	849,740
International Business Machines Corp.	24,284	5,872,357
Leidos Holdings, Inc.	1,791	263,599
NetApp, Inc.	2,509	225,183
Super Micro Computer, Inc.†	13,226	421,380
		51,059,809
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	9,379	864,650
Distribution/Wholesale — 0.5%
Copart, Inc.†	23,029	1,405,460
Fastenal Co.	8,584	695,046
WW Grainger, Inc.	1,164	1,192,297
		3,292,803
Diversified Financial Services — 5.8%
American Express Co.	14,576	3,883,192
Ameriprise Financial, Inc.	2,527	1,190,268
Apollo Global Management, Inc.	11,739	1,602,139
Discover Financial Services	7,227	1,320,156
Intercontinental Exchange, Inc.	7,847	1,318,061
Mastercard, Inc., Class A	21,389	11,722,455
Nasdaq, Inc.	4,456	339,592
Raymond James Financial, Inc.	3,003	411,531
Synchrony Financial	10,210	530,409
Visa, Inc., Class A	45,262	15,638,021
		37,955,824
Electric — 1.1%
Constellation Energy Corp.	8,217	1,836,006
NextEra Energy, Inc.	36,186	2,420,120
NRG Energy, Inc.	5,320	582,966
PPL Corp.	10,083	368,029
Public Service Enterprise Group, Inc.	6,150	491,569
Vistra Corp.	8,936	1,158,374
		6,857,064
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,855	484,151
Eaton Corp. PLC	10,380	3,055,560
Emerson Electric Co.	10,071	1,058,563
Generac Holdings, Inc.†	970	110,949
		4,709,223
Electronics — 0.7%
Allegion PLC	1,210	168,432
Amphenol Corp., Class A	31,808	2,447,625
Garmin, Ltd.	4,035	754,020
Hubbell, Inc.	1,409	511,721

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	226	$ 241,949
Trimble, Inc.†	2,840	176,478
		4,300,225
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,490	187,472
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	4,118	545,429
TKO Group Holdings, Inc.	1,749	284,930
		830,359
Environmental Control — 0.5%
Pentair PLC	2,821	255,950
Republic Services, Inc.	5,331	1,336,748
Veralto Corp.	3,118	299,016
Waste Management, Inc.	5,084	1,186,402
		3,078,116
Healthcare-Products — 1.9%
Boston Scientific Corp.†	38,709	3,981,995
Insulet Corp.†	1,842	464,718
Intuitive Surgical, Inc.†	9,367	4,831,499
ResMed, Inc.	3,858	912,764
Stryker Corp.	4,781	1,787,712
Waters Corp.†	717	249,322
		12,228,010
Healthcare-Services — 0.2%
DaVita, Inc.†	1,156	163,632
HCA Healthcare, Inc.	2,770	955,871
		1,119,503
Home Builders — 0.1%
NVR, Inc.†	50	356,287
PulteGroup, Inc.	5,317	545,418
		901,705
Insurance — 3.6%
Aon PLC, Class A	2,896	1,027,472
Arch Capital Group, Ltd.	9,845	892,745
Arthur J. Gallagher & Co.	3,006	963,994
Berkshire Hathaway, Inc., Class B†	23,588	12,578,301
Brown & Brown, Inc.	6,233	689,370
Cincinnati Financial Corp.	2,177	303,060
Erie Indemnity Co., Class A	655	234,896
Hartford Financial Services Group, Inc.	4,154	509,571
Marsh & McLennan Cos., Inc.	5,676	1,279,768
Progressive Corp.	15,386	4,334,852
W.R. Berkley Corp.	4,337	310,919
Willis Towers Watson PLC	1,258	387,212
		23,512,160
Internet — 20.4%
Airbnb, Inc., Class A†	11,369	1,386,108
Alphabet, Inc., Class A	153,197	24,327,683
Alphabet, Inc., Class C	124,161	19,976,263
Amazon.com, Inc.†	143,678	26,497,097
Booking Holdings, Inc.	870	4,436,374
DoorDash, Inc., Class A†	8,911	1,718,843
eBay, Inc.	8,429	574,521
Expedia Group, Inc.	3,239	508,296
F5, Inc.†	697	184,524
Gen Digital, Inc.	8,261	213,712
Security Description	Shares or Principal Amount	Value

Internet (continued)
GoDaddy, Inc., Class A†	3,708	$ 698,328
Meta Platforms, Inc., Class A	57,516	31,576,284
Netflix, Inc.†	11,235	12,714,874
Palo Alto Networks, Inc.†	17,390	3,250,713
Uber Technologies, Inc.†	54,866	4,444,695
		132,508,315
Leisure Time — 0.3%
Carnival Corp.†	27,519	504,699
Norwegian Cruise Line Holdings, Ltd.†	11,548	185,114
Royal Caribbean Cruises, Ltd.	6,503	1,397,560
		2,087,373
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	6,319	1,424,808
Las Vegas Sands Corp.	9,026	330,984
Marriott International, Inc., Class A	6,010	1,433,866
Wynn Resorts, Ltd.	2,352	188,889
		3,378,547
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	12,553	3,882,266
GE Vernova, Inc.	7,247	2,687,333
		6,569,599
Machinery-Diversified — 0.5%
Deere & Co.	2,927	1,356,840
Dover Corp.	1,622	276,794
Ingersoll Rand, Inc.	10,581	798,125
Westinghouse Air Brake Technologies Corp.	4,487	828,929
		3,260,688
Media — 0.0%
FactSet Research Systems, Inc.	449	194,067
Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.†	1,903	1,167,110
Illinois Tool Works, Inc.	2,877	690,221
Parker-Hannifin Corp.	3,382	2,046,313
		3,903,644
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	607	151,944
Oil & Gas — 0.2%
Hess Corp.	7,259	936,774
Texas Pacific Land Corp.	495	637,991
		1,574,765
Packaging & Containers — 0.0%
Packaging Corp. of America	1,171	217,349
Pharmaceuticals — 3.5%
AbbVie, Inc.	19,473	3,799,182
Dexcom, Inc.†	4,412	314,929
Eli Lilly & Co.	20,694	18,602,871
		22,716,982
Pipelines — 0.4%
ONEOK, Inc.	9,125	749,710
Targa Resources Corp.	5,728	978,915
Williams Cos., Inc.	16,648	975,074
		2,703,699
Private Equity — 0.1%
KKR & Co., Inc.	7,801	891,420

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,763	$ 948,483
REITS — 1.1%
AvalonBay Communities, Inc.	1,642	344,787
Camden Property Trust	1,429	162,620
Equinix, Inc.	1,201	1,033,761
Essex Property Trust, Inc.	810	226,112
Extra Space Storage, Inc.	2,506	367,179
Host Hotels & Resorts, Inc.	11,567	163,326
Iron Mountain, Inc.	7,715	691,804
Mid-America Apartment Communities, Inc.	1,259	200,999
Public Storage	4,139	1,243,480
Simon Property Group, Inc.	8,055	1,267,696
UDR, Inc.	3,558	149,009
Welltower, Inc.	8,641	1,318,530
		7,169,303
Retail — 5.1%
AutoZone, Inc.†	440	1,655,544
Chipotle Mexican Grill, Inc.†	35,597	1,798,360
Costco Wholesale Corp.	11,659	11,594,875
Darden Restaurants, Inc.	1,323	265,447
Domino's Pizza, Inc.	381	186,831
Home Depot, Inc.	11,479	4,138,065
Lululemon Athletica, Inc.†	1,353	366,352
O'Reilly Automotive, Inc.†	1,510	2,136,952
TJX Cos., Inc.	17,419	2,241,477
Tractor Supply Co.	7,576	383,497
Walmart, Inc.	76,336	7,423,676
Williams-Sonoma, Inc.	3,233	499,402
Yum! Brands, Inc.	3,005	452,072
		33,142,550
Semiconductors — 15.2%
Applied Materials, Inc.	8,965	1,351,115
Broadcom, Inc.	123,109	23,694,789
KLA Corp.	3,491	2,453,091
Monolithic Power Systems, Inc.	1,256	744,934
NVIDIA Corp.	643,205	70,057,888
NXP Semiconductors NV	2,670	492,108
		98,793,925
Software — 12.9%
Adobe, Inc.†	4,802	1,800,654
ANSYS, Inc.†	1,010	325,099
Autodesk, Inc.†	5,647	1,548,690
Broadridge Financial Solutions, Inc.	1,352	327,725
Cadence Design Systems, Inc.†	3,962	1,179,646
Dayforce, Inc.†	4,176	241,665
Electronic Arts, Inc.	2,492	361,564
Fair Isaac Corp.†	642	1,277,375
Security Description	Shares or Principal Amount	Value

Software (continued)
Fiserv, Inc.†	14,942	$ 2,757,845
Intuit, Inc.	8,059	5,056,781
Jack Henry & Associates, Inc.	766	132,847
Microsoft Corp.	101,527	40,129,562
MSCI, Inc.	2,039	1,111,479
Oracle Corp.	42,607	5,995,657
Palantir Technologies, Inc., Class A†	53,836	6,376,336
Paychex, Inc.	3,955	581,860
Paycom Software, Inc.	1,237	280,044
PTC, Inc.†	1,486	230,285
Salesforce, Inc.	25,135	6,754,026
ServiceNow, Inc.†	5,410	5,166,604
Synopsys, Inc.†	2,111	968,970
Tyler Technologies, Inc.†	1,124	610,669
Workday, Inc., Class A†	2,642	647,290
		83,862,673
Telecommunications — 0.9%
Arista Networks, Inc.†	27,131	2,232,067
Motorola Solutions, Inc.	4,389	1,932,872
T-Mobile US, Inc.	6,675	1,648,391
		5,813,330
Transportation — 0.2%
CSX Corp.	23,298	653,975
Old Dominion Freight Line, Inc.	2,270	347,946
		1,001,921
Total Common Stocks (cost $514,692,993)		636,751,458
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
SPDR Portfolio S&P 500 Growth ETF (cost $13,880,762)	172,591	14,152,462
Total Long-Term Investment Securities (cost $528,573,755)		650,903,920
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% (cost $599,947)	599,947	599,947
TOTAL INVESTMENTS (cost $529,173,702)	100.1%	651,503,867
Other assets less liabilities	(0.1)	(465,935)
NET ASSETS	100.0%	$651,037,932
†	Non-income producing security
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$636,751,458	$—	$—	$636,751,458
Unaffiliated Investment Companies	14,152,462	—	—	14,152,462
Short-Term Investments	599,947	—	—	599,947
Total Investments at Value	$651,503,867	$—	$—	$651,503,867
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	24,032	$ 603,684
Omnicom Group, Inc.	12,677	965,480
		1,569,164
Aerospace/Defense — 1.9%
Boeing Co.†	48,387	8,866,434
General Dynamics Corp.	16,370	4,454,605
General Electric Co.	69,239	13,954,428
Howmet Aerospace, Inc.	26,128	3,620,818
L3Harris Technologies, Inc.	12,149	2,673,023
Lockheed Martin Corp.	13,515	6,456,791
Northrop Grumman Corp.	8,778	4,270,497
RTX Corp.	85,936	10,839,108
TransDigm Group, Inc.	3,619	5,113,900
		60,249,604
Agriculture — 0.8%
Altria Group, Inc.	109,332	6,466,988
Archer-Daniels-Midland Co.	30,871	1,474,090
Bunge Global SA	8,611	677,858
Philip Morris International, Inc.	100,304	17,188,093
		25,807,029
Airlines — 0.1%
Delta Air Lines, Inc.	41,393	1,723,190
Southwest Airlines Co.	38,234	1,069,023
United Airlines Holdings, Inc.†	21,216	1,460,085
		4,252,298
Apparel — 0.2%
Deckers Outdoor Corp.†	9,791	1,085,137
NIKE, Inc., Class B	76,203	4,297,849
Ralph Lauren Corp.	2,574	579,021
Tapestry, Inc.	13,355	943,531
		6,905,538
Auto Manufacturers — 2.0%
Cummins, Inc.	8,870	2,606,361
Ford Motor Co.	251,114	2,513,651
General Motors Co.	64,188	2,903,865
PACCAR, Inc.	33,830	3,051,804
Tesla, Inc.†	180,524	50,936,652
		62,012,333
Auto Parts & Equipment — 0.0%
Aptiv PLC†	14,802	844,602
Banks — 4.2%
Bank of America Corp.	427,151	17,034,782
Bank of New York Mellon Corp.	46,298	3,722,822
Citigroup, Inc.	121,092	8,280,271
Citizens Financial Group, Inc.	28,200	1,040,298
Fifth Third Bancorp	43,213	1,553,075
Goldman Sachs Group, Inc.	20,130	11,022,182
Huntington Bancshares, Inc.	93,783	1,362,667
JPMorgan Chase & Co.	180,379	44,124,311
KeyCorp	64,260	953,618
M&T Bank Corp.	10,703	1,816,941
Morgan Stanley	79,824	9,213,286
Northern Trust Corp.	12,642	1,188,095
PNC Financial Services Group, Inc.	25,543	4,104,505
Regions Financial Corp.	58,641	1,196,863
State Street Corp.	18,610	1,639,541
Truist Financial Corp.	84,892	3,254,759
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	100,636	$ 4,059,656
Wells Fargo & Co.	212,168	15,066,050
		130,633,722
Beverages — 1.2%
Brown-Forman Corp., Class B	11,750	409,370
Coca-Cola Co.	249,771	18,120,886
Constellation Brands, Inc., Class A	10,026	1,880,276
Keurig Dr Pepper, Inc.	77,022	2,664,191
Molson Coors Beverage Co., Class B	11,107	638,986
Monster Beverage Corp.†	45,171	2,715,680
PepsiCo, Inc.	88,477	11,995,712
		38,425,101
Biotechnology — 1.2%
Amgen, Inc.	34,656	10,082,124
Biogen, Inc.†	9,443	1,143,358
Corteva, Inc.	44,225	2,741,508
Gilead Sciences, Inc.	80,398	8,565,603
Incyte Corp.†	10,363	649,346
Moderna, Inc.†	21,846	623,485
Regeneron Pharmaceuticals, Inc.	6,787	4,063,784
Vertex Pharmaceuticals, Inc.†	16,565	8,439,867
		36,309,075
Building Materials — 0.6%
Builders FirstSource, Inc.†	7,424	888,133
Carrier Global Corp.	52,096	3,258,084
Johnson Controls International PLC	42,586	3,572,965
Lennox International, Inc.	2,066	1,129,586
Martin Marietta Materials, Inc.	3,943	2,066,053
Masco Corp.	13,675	828,842
Mohawk Industries, Inc.†	3,380	359,463
Trane Technologies PLC	14,469	5,546,112
Vulcan Materials Co.	8,521	2,235,314
		19,884,552
Chemicals — 1.2%
Air Products & Chemicals, Inc.	14,352	3,890,684
Albemarle Corp.	7,585	444,102
CF Industries Holdings, Inc.	11,227	879,860
Dow, Inc.	45,405	1,388,939
DuPont de Nemours, Inc.	26,969	1,779,684
Eastman Chemical Co.	7,430	572,110
Ecolab, Inc.	16,257	4,087,497
International Flavors & Fragrances, Inc.	16,494	1,294,119
Linde PLC	30,717	13,921,866
LyondellBasell Industries NV, Class A	16,722	973,388
Mosaic Co.	20,491	622,926
PPG Industries, Inc.	14,967	1,629,308
Sherwin-Williams Co.	14,947	5,275,095
		36,759,578
Commercial Services — 1.5%
Automatic Data Processing, Inc.	26,248	7,890,149
Cintas Corp.	22,128	4,684,055
Corpay, Inc.†	4,498	1,463,514
Equifax, Inc.	8,000	2,081,040
Global Payments, Inc.	15,974	1,218,976
MarketAxess Holdings, Inc.	2,433	539,129
Moody's Corp.	9,986	4,524,856
PayPal Holdings, Inc.†	63,816	4,201,646
Quanta Services, Inc.	9,523	2,787,287
Rollins, Inc.	18,118	1,035,081

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	20,322	$ 10,162,016
United Rentals, Inc.	4,214	2,660,930
Verisk Analytics, Inc.	9,111	2,700,774
		45,949,453
Computers — 8.3%
Accenture PLC, Class A	40,350	12,070,702
Apple, Inc.	969,078	205,929,075
Cognizant Technology Solutions Corp., Class A	31,908	2,347,472
Crowdstrike Holdings, Inc., Class A†	15,890	6,814,744
Dell Technologies, Inc., Class C	20,125	1,846,670
EPAM Systems, Inc.†	3,660	574,291
Fortinet, Inc.†	41,039	4,258,207
Gartner, Inc.†	4,956	2,086,872
Hewlett Packard Enterprise Co.	84,728	1,374,288
HP, Inc.	60,498	1,546,934
International Business Machines Corp.	59,649	14,424,321
Leidos Holdings, Inc.	8,462	1,245,437
NetApp, Inc.	13,116	1,177,161
Seagate Technology Holdings PLC	13,657	1,243,197
Super Micro Computer, Inc.†	32,488	1,035,068
Western Digital Corp.†	22,438	984,131
		258,958,570
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	52,353	4,826,423
Estee Lauder Cos., Inc., Class A	15,107	905,816
Kenvue, Inc.	123,683	2,918,919
Procter & Gamble Co.	151,267	24,591,476
		33,242,634
Distribution/Wholesale — 0.4%
Copart, Inc.†	56,563	3,452,040
Fastenal Co.	36,992	2,995,242
LKQ Corp.	16,770	640,782
Pool Corp.	2,456	719,952
WW Grainger, Inc.	2,860	2,929,526
		10,737,542
Diversified Financial Services — 4.2%
American Express Co.	35,803	9,538,277
Ameriprise Financial, Inc.	6,207	2,923,621
Apollo Global Management, Inc.	28,836	3,935,537
Blackrock, Inc.	9,392	8,586,730
Capital One Financial Corp.	24,592	4,432,954
Cboe Global Markets, Inc.	6,754	1,498,037
Charles Schwab Corp.	109,933	8,948,546
CME Group, Inc.	23,247	6,441,279
Discover Financial Services	16,192	2,957,793
Franklin Resources, Inc.	19,998	375,162
Intercontinental Exchange, Inc.	37,066	6,225,976
Invesco, Ltd.	28,901	402,591
Mastercard, Inc., Class A	52,538	28,793,976
Nasdaq, Inc.	26,697	2,034,578
Raymond James Financial, Inc.	11,898	1,630,502
Synchrony Financial	25,079	1,302,854
T. Rowe Price Group, Inc.	14,363	1,271,844
Visa, Inc., Class A	111,175	38,410,963
		129,711,220
Electric — 2.4%
AES Corp.	45,869	458,690
Alliant Energy Corp.	16,554	1,010,456
Security Description	Shares or Principal Amount	Value

Electric (continued)
Ameren Corp.	17,412	$ 1,727,967
American Electric Power Co., Inc.	34,398	3,726,679
CenterPoint Energy, Inc.	42,044	1,630,466
CMS Energy Corp.	19,276	1,419,677
Consolidated Edison, Inc.	22,350	2,519,963
Constellation Energy Corp.	20,182	4,509,466
Dominion Energy, Inc.	54,190	2,946,852
DTE Energy Co.	13,369	1,831,553
Duke Energy Corp.	50,060	6,108,321
Edison International	24,976	1,336,466
Entergy Corp.	27,663	2,300,732
Evergy, Inc.	14,836	1,025,168
Eversource Energy	23,662	1,407,416
Exelon Corp.	64,848	3,041,371
FirstEnergy Corp.	33,089	1,418,856
NextEra Energy, Inc.	132,660	8,872,301
NRG Energy, Inc.	13,069	1,432,101
PG&E Corp.	141,509	2,337,729
Pinnacle West Capital Corp.	7,335	698,145
PPL Corp.	47,628	1,738,422
Public Service Enterprise Group, Inc.	32,141	2,569,030
Sempra	40,861	3,034,746
Southern Co.	70,683	6,495,061
Vistra Corp.	21,949	2,845,249
WEC Energy Group, Inc.	20,494	2,244,503
Xcel Energy, Inc.	37,045	2,619,082
		73,306,468
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	14,922	2,530,473
Eaton Corp. PLC	25,495	7,504,963
Emerson Electric Co.	36,378	3,823,692
Generac Holdings, Inc.†	3,846	439,905
		14,299,033
Electronics — 0.9%
Allegion PLC	5,609	780,773
Amphenol Corp., Class A	78,128	6,011,950
Fortive Corp.	22,011	1,533,947
Garmin, Ltd.	9,911	1,852,068
Honeywell International, Inc.	41,948	8,830,054
Hubbell, Inc.	3,463	1,257,692
Jabil, Inc.	7,067	1,035,739
Keysight Technologies, Inc.†	11,154	1,621,792
Mettler-Toledo International, Inc.†	1,349	1,444,199
TE Connectivity PLC	19,247	2,817,376
Trimble, Inc.†	15,856	985,292
		28,170,882
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	8,546	381,066
First Solar, Inc.†	6,907	869,039
		1,250,105
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	7,906	978,763
Entertainment — 0.1%
Caesars Entertainment, Inc.†	13,708	370,939
Live Nation Entertainment, Inc.†	10,116	1,339,864
TKO Group Holdings, Inc.	4,296	699,861
		2,410,664

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.4%
Pentair PLC	10,660	$ 967,182
Republic Services, Inc.	13,095	3,283,571
Veralto Corp.	15,955	1,530,084
Waste Management, Inc.	23,563	5,498,662
		11,279,499
Food — 0.7%
Campbell's Co.	12,692	462,750
Conagra Brands, Inc.	30,792	760,870
General Mills, Inc.	35,560	2,017,674
Hershey Co.	9,531	1,593,488
Hormel Foods Corp.	18,772	561,283
J.M. Smucker Co.	6,865	798,194
Kellanova	17,345	1,435,646
Kraft Heinz Co.	56,275	1,637,603
Kroger Co.	42,947	3,101,203
Lamb Weston Holdings, Inc.	9,202	485,958
McCormick & Co., Inc.	16,290	1,248,791
Mondelez International, Inc., Class A	83,446	5,685,176
Sysco Corp.	31,561	2,253,455
Tyson Foods, Inc., Class A	18,463	1,130,674
		23,172,765
Forest Products & Paper — 0.1%
International Paper Co.	34,014	1,553,760
Gas — 0.1%
Atmos Energy Corp.	10,240	1,644,851
NiSource, Inc.	30,317	1,185,698
		2,830,549
Hand/Machine Tools — 0.1%
Snap-on, Inc.	3,380	1,060,678
Stanley Black & Decker, Inc.	9,946	596,959
		1,657,637
Healthcare-Products — 3.0%
Abbott Laboratories	111,890	14,629,617
Agilent Technologies, Inc.	18,404	1,980,270
Align Technology, Inc.†	4,527	784,529
Baxter International, Inc.	32,938	1,026,677
Bio-Techne Corp.	10,199	513,520
Boston Scientific Corp.†	95,077	9,780,571
Cooper Cos., Inc.†	12,876	1,051,583
Danaher Corp.	41,288	8,229,937
Edwards Lifesciences Corp.†	38,048	2,872,244
GE HealthCare Technologies, Inc.	29,501	2,074,805
Hologic, Inc.†	14,475	842,445
IDEXX Laboratories, Inc.†	5,283	2,285,690
Insulet Corp.†	4,525	1,141,612
Intuitive Surgical, Inc.†	23,009	11,868,042
Medtronic PLC	82,721	7,011,432
ResMed, Inc.	9,474	2,241,454
Revvity, Inc.	7,851	733,519
Solventum Corp.†	8,916	589,526
STERIS PLC	6,339	1,424,627
Stryker Corp.	22,154	8,283,824
Thermo Fisher Scientific, Inc.	24,676	10,586,004
Waters Corp.†	3,831	1,332,154
West Pharmaceutical Services, Inc.	4,673	987,358
Zimmer Biomet Holdings, Inc.	12,843	1,323,471
		93,594,911
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.7%
Centene Corp.†	31,991	$ 1,914,661
Charles River Laboratories International, Inc.†	3,299	391,327
Cigna Group	17,663	6,006,127
DaVita, Inc.†	2,840	402,002
Elevance Health, Inc.	14,962	6,292,718
HCA Healthcare, Inc.	11,535	3,980,498
Humana, Inc.	7,783	2,041,014
IQVIA Holdings, Inc.†	10,793	1,673,671
Labcorp Holdings, Inc.	5,381	1,296,875
Molina Healthcare, Inc.†	3,581	1,171,023
Quest Diagnostics, Inc.	7,161	1,276,233
UnitedHealth Group, Inc.	59,368	24,426,370
Universal Health Services, Inc., Class B	3,788	670,741
		51,543,260
Home Builders — 0.2%
D.R. Horton, Inc.	18,297	2,311,643
Lennar Corp., Class A	15,064	1,636,101
NVR, Inc.†	198	1,410,899
PulteGroup, Inc.	13,061	1,339,797
		6,698,440
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,184	887,034
Church & Dwight Co., Inc.	15,868	1,576,327
Clorox Co.	7,948	1,131,000
Kimberly-Clark Corp.	21,398	2,819,829
		6,414,190
Insurance — 4.3%
Aflac, Inc.	31,931	3,470,261
Allstate Corp.	17,095	3,391,477
American International Group, Inc.	38,277	3,120,341
Aon PLC, Class A	13,952	4,950,030
Arch Capital Group, Ltd.	24,183	2,192,915
Arthur J. Gallagher & Co.	16,409	5,262,202
Assurant, Inc.	3,309	637,777
Berkshire Hathaway, Inc., Class B†	118,244	63,053,613
Brown & Brown, Inc.	15,310	1,693,286
Chubb, Ltd.	24,041	6,877,649
Cincinnati Financial Corp.	10,090	1,404,629
Erie Indemnity Co., Class A	1,610	577,378
Everest Group, Ltd.	2,773	995,036
Globe Life, Inc.	5,416	668,009
Hartford Financial Services Group, Inc.	18,553	2,275,897
Loews Corp.	11,398	989,688
Marsh & McLennan Cos., Inc.	31,683	7,143,566
MetLife, Inc.	37,348	2,814,919
Principal Financial Group, Inc.	13,575	1,006,586
Progressive Corp.	37,791	10,647,236
Prudential Financial, Inc.	22,836	2,345,486
Travelers Cos., Inc.	14,627	3,863,430
W.R. Berkley Corp.	19,370	1,388,635
Willis Towers Watson PLC	6,439	1,981,924
		132,751,970
Internet — 12.1%
Airbnb, Inc., Class A†	27,926	3,404,738
Alphabet, Inc., Class A	376,289	59,754,693
Alphabet, Inc., Class C	304,968	49,066,301
Amazon.com, Inc.†	608,459	112,212,009
Booking Holdings, Inc.	2,136	10,892,062
Cars.com, Inc.†	1	12
CDW Corp.	8,598	1,380,495

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
DoorDash, Inc., Class A†	21,886	$ 4,221,590
eBay, Inc.	30,901	2,106,212
Expedia Group, Inc.	7,957	1,248,692
F5, Inc.†	3,719	984,568
Gen Digital, Inc.	34,987	905,114
GoDaddy, Inc., Class A†	9,111	1,715,875
Match Group, Inc.	16,199	480,462
Meta Platforms, Inc., Class A	141,271	77,557,779
Netflix, Inc.†	27,595	31,229,813
Palo Alto Networks, Inc.†	42,713	7,984,341
Uber Technologies, Inc.†	134,764	10,917,232
VeriSign, Inc.†	5,249	1,480,848
		377,542,836
Iron/Steel — 0.1%
Nucor Corp.	15,148	1,808,217
Steel Dynamics, Inc.	9,135	1,184,901
		2,993,118
Leisure Time — 0.2%
Carnival Corp.†	67,594	1,239,674
Norwegian Cruise Line Holdings, Ltd.†	28,366	454,707
Royal Caribbean Cruises, Ltd.	15,972	3,432,542
		5,126,923
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	15,521	3,499,675
Las Vegas Sands Corp.	22,169	812,937
Marriott International, Inc., Class A	14,762	3,521,918
MGM Resorts International†	14,432	454,031
Wynn Resorts, Ltd.	5,779	464,111
		8,752,672
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	30,832	9,535,413
GE Vernova, Inc.	17,799	6,600,225
		16,135,638
Machinery-Diversified — 0.7%
Deere & Co.	16,340	7,574,570
Dover Corp.	8,853	1,510,765
IDEX Corp.	4,885	849,843
Ingersoll Rand, Inc.	25,990	1,960,426
Nordson Corp.	3,499	663,305
Otis Worldwide Corp.	25,580	2,462,587
Rockwell Automation, Inc.	7,294	1,806,578
Westinghouse Air Brake Technologies Corp.	11,022	2,036,204
Xylem, Inc.	15,673	1,889,694
		20,753,972
Media — 0.8%
Charter Communications, Inc., Class A†	6,227	2,440,112
Comcast Corp., Class A	243,307	8,321,099
FactSet Research Systems, Inc.	2,455	1,061,100
Fox Corp., Class A	14,054	699,749
Fox Corp., Class B	8,511	393,549
News Corp., Class A	24,389	661,430
News Corp., Class B	7,208	226,475
Paramount Global, Class B	38,380	450,581
Walt Disney Co.	116,622	10,606,771
Warner Bros. Discovery, Inc.†	144,013	1,248,593
		26,109,459
Security Description	Shares or Principal Amount	Value

Mining — 0.2%
Freeport-McMoRan, Inc.	92,706	$ 3,340,197
Newmont Corp.	73,442	3,868,925
		7,209,122
Miscellaneous Manufacturing — 0.6%
3M Co.	35,023	4,865,045
A.O. Smith Corp.	7,618	516,958
Axon Enterprise, Inc.†	4,674	2,866,564
Illinois Tool Works, Inc.	17,231	4,133,889
Parker-Hannifin Corp.	8,307	5,026,233
Teledyne Technologies, Inc.†	3,007	1,401,352
Textron, Inc.	11,778	828,818
		19,638,859
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,315	829,811
Oil & Gas — 2.5%
APA Corp.	23,865	370,862
Chevron Corp.	107,817	14,669,581
ConocoPhillips	82,307	7,335,200
Coterra Energy, Inc.	47,510	1,166,846
Devon Energy Corp.	42,377	1,288,685
Diamondback Energy, Inc.	12,055	1,591,381
EOG Resources, Inc.	36,285	4,003,324
EQT Corp.	38,492	1,903,044
Expand Energy Corp.	13,567	1,409,611
Exxon Mobil Corp.	280,813	29,662,277
Hess Corp.	17,831	2,301,091
Marathon Petroleum Corp.	20,386	2,801,240
Occidental Petroleum Corp.	43,584	1,717,645
Phillips 66	26,642	2,772,367
Texas Pacific Land Corp.	1,216	1,567,266
Valero Energy Corp.	20,424	2,371,022
		76,931,442
Oil & Gas Services — 0.2%
Baker Hughes Co.	63,873	2,261,104
Halliburton Co.	56,001	1,109,940
Schlumberger NV	90,370	3,004,803
		6,375,847
Packaging & Containers — 0.1%
Amcor PLC	93,241	857,817
Ball Corp.	19,252	999,949
Packaging Corp. of America	5,753	1,067,814
Smurfit WestRock PLC	31,897	1,340,312
		4,265,892
Pharmaceuticals — 4.8%
AbbVie, Inc.	113,885	22,218,964
Becton Dickinson & Co.	18,524	3,836,135
Bristol-Myers Squibb Co.	130,912	6,571,782
Cardinal Health, Inc.	15,584	2,201,863
Cencora, Inc.	11,134	3,258,588
CVS Health Corp.	81,334	5,425,791
Dexcom, Inc.†	25,204	1,799,062
Eli Lilly & Co.	50,831	45,694,527
Henry Schein, Inc.†	8,045	522,684
Johnson & Johnson	155,317	24,277,600
McKesson Corp.	8,085	5,762,907
Merck & Co., Inc.	163,188	13,903,618
Pfizer, Inc.	365,580	8,923,808

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	77,000	$ 648,340
Zoetis, Inc.	28,888	4,518,083
		149,563,752
Pipelines — 0.4%
Kinder Morgan, Inc.	124,706	3,279,768
ONEOK, Inc.	40,024	3,288,372
Targa Resources Corp.	14,069	2,404,392
Williams Cos., Inc.	78,639	4,605,886
		13,578,418
Private Equity — 0.4%
Blackstone, Inc.	47,217	6,218,951
KKR & Co., Inc.	43,549	4,976,344
		11,195,295
Real Estate — 0.1%
CBRE Group, Inc., Class A†	19,069	2,329,850
CoStar Group, Inc.†	27,187	2,016,460
		4,346,310
REITS — 2.1%
Alexandria Real Estate Equities, Inc.	9,939	722,168
American Tower Corp.	30,146	6,795,210
AvalonBay Communities, Inc.	9,165	1,924,467
BXP, Inc.	9,388	598,297
Camden Property Trust	6,883	783,285
Crown Castle, Inc.	28,036	2,965,087
Digital Realty Trust, Inc.	20,413	3,277,103
Equinix, Inc.	6,279	5,404,649
Equity Residential	22,046	1,548,952
Essex Property Trust, Inc.	4,146	1,157,356
Extra Space Storage, Inc.	13,675	2,003,661
Federal Realty Investment Trust	4,975	467,750
Healthpeak Properties, Inc.	45,130	805,119
Host Hotels & Resorts, Inc.	45,095	636,741
Invitation Homes, Inc.	36,754	1,256,619
Iron Mountain, Inc.	18,950	1,699,247
Kimco Realty Corp.	43,834	875,803
Mid-America Apartment Communities, Inc.	7,542	1,204,080
Prologis, Inc.	59,793	6,110,845
Public Storage	10,167	3,054,472
Realty Income Corp.	56,461	3,266,833
Regency Centers Corp.	10,531	760,128
SBA Communications Corp.	6,937	1,688,466
Simon Property Group, Inc.	19,786	3,113,921
UDR, Inc.	19,423	813,435
Ventas, Inc.	28,200	1,976,256
VICI Properties, Inc.	68,005	2,177,520
Welltower, Inc.	39,303	5,997,245
Weyerhaeuser Co.	46,807	1,212,769
		64,297,484
Retail — 4.9%
AutoZone, Inc.†	1,083	4,074,896
Best Buy Co., Inc.	12,551	837,026
CarMax, Inc.†	9,922	641,656
Chipotle Mexican Grill, Inc.†	87,434	4,417,166
Costco Wholesale Corp.	28,636	28,478,502
Darden Restaurants, Inc.	7,558	1,516,437
Dollar General Corp.	14,187	1,329,180
Dollar Tree, Inc.†	13,040	1,066,281
Domino's Pizza, Inc.	2,228	1,092,544
Security Description	Shares or Principal Amount	Value

Retail (continued)
Genuine Parts Co.	8,970	$ 1,054,423
Home Depot, Inc.	64,082	23,100,920
Lowe's Cos., Inc.	36,426	8,143,396
Lululemon Athletica, Inc.†	7,228	1,957,125
McDonald's Corp.	46,230	14,777,419
O'Reilly Automotive, Inc.†	3,709	5,248,977
Ross Stores, Inc.	21,284	2,958,476
Starbucks Corp.	73,277	5,865,824
Target Corp.	29,561	2,858,549
TJX Cos., Inc.	72,520	9,331,874
Tractor Supply Co.	34,462	1,744,466
Ulta Beauty, Inc.†	2,992	1,183,755
Walgreens Boots Alliance, Inc.	46,270	507,582
Walmart, Inc.	279,847	27,215,121
Williams-Sonoma, Inc.	7,942	1,226,801
Yum! Brands, Inc.	18,004	2,708,522
		153,336,918
Semiconductors — 9.9%
Advanced Micro Devices, Inc.†	104,538	10,176,774
Analog Devices, Inc.	32,005	6,238,415
Applied Materials, Inc.	52,428	7,901,424
Broadcom, Inc.	302,383	58,199,656
Intel Corp.	279,330	5,614,533
KLA Corp.	8,573	6,024,161
Lam Research Corp.	82,810	5,934,993
Microchip Technology, Inc.	34,695	1,598,746
Micron Technology, Inc.	71,877	5,530,935
Monolithic Power Systems, Inc.	3,086	1,830,307
NVIDIA Corp.	1,579,854	172,077,698
NXP Semiconductors NV	16,396	3,021,947
ON Semiconductor Corp.†	27,186	1,079,284
QUALCOMM, Inc.	71,349	10,592,472
Skyworks Solutions, Inc.	10,370	666,584
Teradyne, Inc.	10,507	779,724
Texas Instruments, Inc.	58,727	9,399,256
		306,666,909
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,525	581,609
Software — 10.4%
Adobe, Inc.†	28,082	10,530,188
Akamai Technologies, Inc.†	9,692	780,981
ANSYS, Inc.†	5,641	1,815,725
Autodesk, Inc.†	13,870	3,803,848
Broadridge Financial Solutions, Inc.	7,549	1,829,878
Cadence Design Systems, Inc.†	17,693	5,267,914
Dayforce, Inc.†	10,258	593,630
Electronic Arts, Inc.	15,300	2,219,877
Fair Isaac Corp.†	1,576	3,135,736
Fidelity National Information Services, Inc.	34,171	2,695,409
Fiserv, Inc.†	36,701	6,773,904
Intuit, Inc.	18,058	11,330,853
Jack Henry & Associates, Inc.	4,704	815,815
Microsoft Corp.	479,567	189,553,652
MSCI, Inc.	5,009	2,730,456
Oracle Corp.	104,652	14,726,629
Palantir Technologies, Inc., Class A†	132,235	15,661,913
Paychex, Inc.	20,674	3,041,559
Paycom Software, Inc.	3,038	687,773
PTC, Inc.†	7,763	1,203,032
Roper Technologies, Inc.	6,918	3,874,633
Salesforce, Inc.	61,737	16,589,349

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	13,290	$ 12,692,083
Synopsys, Inc.†	9,973	4,577,707
Take-Two Interactive Software, Inc.†	10,589	2,470,625
Tyler Technologies, Inc.†	2,762	1,500,595
Workday, Inc., Class A†	13,806	3,382,470
		324,286,234
Telecommunications — 1.9%
Arista Networks, Inc.†	66,640	5,482,473
AT&T, Inc.	463,067	12,826,956
Cisco Systems, Inc.	256,929	14,832,511
Corning, Inc.	49,732	2,207,106
Juniper Networks, Inc.	21,360	775,795
Motorola Solutions, Inc.	10,781	4,747,845
T-Mobile US, Inc.	30,936	7,639,645
Verizon Communications, Inc.	271,569	11,965,330
		60,477,661
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	8,460	523,674
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	7,658	683,247
CSX Corp.	124,403	3,491,992
Expeditors International of Washington, Inc.	9,031	992,597
FedEx Corp.	14,296	3,006,878
JB Hunt Transport Services, Inc.	5,125	669,222
Norfolk Southern Corp.	14,608	3,272,922
Old Dominion Freight Line, Inc.	12,121	1,857,907
Union Pacific Corp.	38,983	8,407,074
United Parcel Service, Inc., Class B	47,182	4,496,445
		26,878,284
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	12,573	$ 1,848,357
Total Common Stocks (cost $1,402,258,402)		3,044,411,407
UNAFFILIATED INVESTMENT COMPANIES — 2.1%
iShares Core S&P 500 ETF (cost $64,755,873)	119,054	66,427,370
Total Long-Term Investment Securities (cost $1,467,014,275)		3,110,838,777
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(1) (cost $3,008,185)	3,008,185	3,008,185
TOTAL INVESTMENTS (cost $1,470,022,460)	100.1%	3,113,846,962
Other assets less liabilities	(0.1)	(3,711,560)
NET ASSETS	100.0%	$3,110,135,402
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2025.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,044,411,407	$—	$—	$3,044,411,407
Unaffiliated Investment Companies	66,427,370	—	—	66,427,370
Short-Term Investments	3,008,185	—	—	3,008,185
Total Investments at Value	$3,113,846,962	$—	$—	$3,113,846,962
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	9,794	$ 246,025
Omnicom Group, Inc.	5,166	393,443
		639,468
Aerospace/Defense — 2.6%
Boeing Co.†	19,720	3,613,493
General Dynamics Corp.	6,672	1,815,585
General Electric Co.	16,649	3,355,439
L3Harris Technologies, Inc.	4,952	1,089,539
Lockheed Martin Corp.	5,507	2,630,969
Northrop Grumman Corp.	3,577	1,740,211
RTX Corp.	15,061	1,899,644
		16,144,880
Agriculture — 0.9%
Altria Group, Inc.	24,063	1,423,326
Archer-Daniels-Midland Co.	12,581	600,743
Bunge Global SA	3,510	276,307
Philip Morris International, Inc.	18,805	3,222,425
		5,522,801
Airlines — 0.1%
Southwest Airlines Co.	15,582	435,673
Apparel — 0.3%
NIKE, Inc., Class B	31,057	1,751,615
Auto Manufacturers — 0.5%
Ford Motor Co.	102,344	1,024,463
General Motors Co.	26,161	1,183,524
PACCAR, Inc.	6,204	559,663
		2,767,650
Auto Parts & Equipment — 0.1%
Aptiv PLC†	6,033	344,243
Banks — 6.5%
Bank of America Corp.	174,092	6,942,789
Bank of New York Mellon Corp.	8,680	697,959
Citigroup, Inc.	49,353	3,374,758
Citizens Financial Group, Inc.	11,493	423,977
Fifth Third Bancorp	17,611	632,939
Goldman Sachs Group, Inc.	8,204	4,492,100
Huntington Bancshares, Inc.	38,222	555,366
JPMorgan Chase & Co.	31,612	7,732,927
KeyCorp	26,189	388,645
M&T Bank Corp.	4,362	740,493
Morgan Stanley	17,894	2,065,325
Northern Trust Corp.	5,152	484,185
PNC Financial Services Group, Inc.	10,410	1,672,783
Regions Financial Corp.	23,899	487,779
State Street Corp.	7,585	668,239
Truist Financial Corp.	34,598	1,326,487
US Bancorp	41,016	1,654,585
Wells Fargo & Co.	86,472	6,140,377
		40,481,713
Beverages — 2.4%
Brown-Forman Corp., Class B	4,788	166,814
Coca-Cola Co.	101,798	7,385,445
Constellation Brands, Inc., Class A	4,086	766,289
Keurig Dr Pepper, Inc.	31,392	1,085,849
Molson Coors Beverage Co., Class B	4,527	260,438
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Monster Beverage Corp.†	10,310	$ 619,837
PepsiCo, Inc.	36,060	4,889,015
		15,173,687
Biotechnology — 1.5%
Amgen, Inc.	8,050	2,341,906
Biogen, Inc.†	3,849	466,037
Corteva, Inc.	18,024	1,117,308
Gilead Sciences, Inc.	32,767	3,490,996
Incyte Corp.†	1,689	105,833
Moderna, Inc.†	8,904	254,120
Regeneron Pharmaceuticals, Inc.	2,766	1,656,170
		9,432,370
Building Materials — 0.6%
Builders FirstSource, Inc.†	1,453	173,822
Carrier Global Corp.	11,041	690,504
Johnson Controls International PLC	17,356	1,456,168
Martin Marietta Materials, Inc.	772	404,513
Masco Corp.	3,288	199,286
Mohawk Industries, Inc.†	1,378	146,550
Vulcan Materials Co.	1,320	346,276
		3,417,119
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,850	1,585,877
Albemarle Corp.	3,091	180,978
CF Industries Holdings, Inc.	4,576	358,621
Dow, Inc.	18,505	566,068
DuPont de Nemours, Inc.	10,991	725,296
Eastman Chemical Co.	3,028	233,156
Ecolab, Inc.	3,379	849,582
International Flavors & Fragrances, Inc.	6,723	527,487
Linde PLC	12,519	5,673,986
LyondellBasell Industries NV, Class A	6,814	396,643
Mosaic Co.	8,351	253,870
PPG Industries, Inc.	6,099	663,937
Sherwin-Williams Co.	2,619	924,298
		12,939,799
Commercial Services — 1.2%
Automatic Data Processing, Inc.	4,600	1,382,760
Equifax, Inc.	3,260	848,024
Global Payments, Inc.	6,510	496,778
MarketAxess Holdings, Inc.	991	219,596
Moody's Corp.	1,953	884,943
PayPal Holdings, Inc.†	8,583	565,105
Rollins, Inc.	3,101	177,160
S&P Global, Inc.	4,389	2,194,720
Verisk Analytics, Inc.	2,080	616,574
		7,385,660
Computers — 8.8%
Accenture PLC, Class A	16,445	4,919,522
Apple, Inc.	213,278	45,321,575
Cognizant Technology Solutions Corp., Class A	13,004	956,704
Dell Technologies, Inc., Class C	4,347	398,881
EPAM Systems, Inc.†	1,491	233,953
Hewlett Packard Enterprise Co.	34,532	560,109
HP, Inc.	24,657	630,479
Leidos Holdings, Inc.	1,656	243,730
NetApp, Inc.	2,833	254,262

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Seagate Technology Holdings PLC	5,566	$ 506,673
Western Digital Corp.†	9,145	401,100
		54,426,988
Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	11,949	1,101,578
Estee Lauder Cos., Inc., Class A	6,157	369,174
Kenvue, Inc.	50,409	1,189,652
Procter & Gamble Co.	61,651	10,022,603
		12,683,007
Distribution/Wholesale — 0.2%
Fastenal Co.	6,483	524,929
LKQ Corp.	6,835	261,165
Pool Corp.	1,001	293,433
		1,079,527
Diversified Financial Services — 2.4%
Blackrock, Inc.	3,828	3,499,787
Capital One Financial Corp.	10,022	1,806,566
Cboe Global Markets, Inc.	2,752	610,394
Charles Schwab Corp.	44,804	3,647,046
CME Group, Inc.	9,475	2,625,333
Franklin Resources, Inc.	8,151	152,913
Intercontinental Exchange, Inc.	7,251	1,217,950
Invesco, Ltd.	11,779	164,081
Nasdaq, Inc.	6,420	489,268
Raymond James Financial, Inc.	1,842	252,428
T. Rowe Price Group, Inc.	5,853	518,283
		14,984,049
Electric — 3.7%
AES Corp.	18,695	186,950
Alliant Energy Corp.	6,747	411,837
Ameren Corp.	7,097	704,306
American Electric Power Co., Inc.	14,019	1,518,818
CenterPoint Energy, Inc.	17,135	664,495
CMS Energy Corp.	7,856	578,594
Consolidated Edison, Inc.	9,109	1,027,040
Dominion Energy, Inc.	22,086	1,201,037
DTE Energy Co.	5,449	746,513
Duke Energy Corp.	20,403	2,489,574
Edison International	10,179	544,678
Entergy Corp.	11,274	937,659
Evergy, Inc.	6,047	417,848
Eversource Energy	9,644	573,625
Exelon Corp.	26,429	1,239,520
FirstEnergy Corp.	13,486	578,280
NextEra Energy, Inc.	17,842	1,193,273
PG&E Corp.	57,673	952,758
Pinnacle West Capital Corp.	2,990	284,588
PPL Corp.	9,317	340,071
Public Service Enterprise Group, Inc.	6,943	554,954
Sempra	16,653	1,236,818
Southern Co.	28,807	2,647,075
WEC Energy Group, Inc.	8,352	914,711
Xcel Energy, Inc.	15,098	1,067,429
		23,012,451
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	3,223	546,556
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Emerson Electric Co.	4,745	$ 498,747
Generac Holdings, Inc.†	595	68,056
		1,113,359
Electronics — 1.2%
Allegion PLC	1,075	149,640
Fortive Corp.	8,971	625,189
Honeywell International, Inc.	17,096	3,598,708
Jabil, Inc.	2,880	422,093
Keysight Technologies, Inc.†	4,546	660,988
Mettler-Toledo International, Inc.†	325	347,935
TE Connectivity PLC	7,844	1,148,205
Trimble, Inc.†	3,619	224,885
		7,177,643
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,482	155,262
First Solar, Inc.†	1,323	166,460
		321,722
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,222	398,884
Entertainment — 0.0%
Caesars Entertainment, Inc.†	5,586	151,157
Environmental Control — 0.2%
Pentair PLC	1,520	137,909
Veralto Corp.	3,381	324,238
Waste Management, Inc.	4,513	1,053,154
		1,515,301
Food — 1.5%
Campbell's Co.	5,173	188,608
Conagra Brands, Inc.	12,550	310,110
General Mills, Inc.	14,493	822,333
Hershey Co.	3,885	649,533
Hormel Foods Corp.	7,650	228,735
J.M. Smucker Co.	2,798	325,323
Kellanova	7,069	585,101
Kraft Heinz Co.	22,936	667,438
Kroger Co.	17,503	1,263,892
Lamb Weston Holdings, Inc.	3,751	198,090
McCormick & Co., Inc.	6,639	508,946
Mondelez International, Inc., Class A	34,010	2,317,101
Sysco Corp.	12,862	918,347
Tyson Foods, Inc., Class A	7,524	460,770
		9,444,327
Forest Products & Paper — 0.1%
International Paper Co.	13,863	633,262
Gas — 0.2%
Atmos Energy Corp.	4,173	670,309
NiSource, Inc.	12,356	483,243
		1,153,552
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,378	432,430
Stanley Black & Decker, Inc.	4,054	243,321
		675,751
Healthcare-Products — 4.2%
Abbott Laboratories	45,602	5,962,461
Agilent Technologies, Inc.	7,501	807,108
Align Technology, Inc.†	1,845	319,739

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Baxter International, Inc.	13,425	$ 418,457
Bio-Techne Corp.	4,156	209,255
Cooper Cos., Inc.†	5,247	428,522
Danaher Corp.	16,827	3,354,126
Edwards Lifesciences Corp.†	15,507	1,170,623
GE HealthCare Technologies, Inc.	12,023	845,578
Hologic, Inc.†	5,900	343,380
IDEXX Laboratories, Inc.†	2,153	931,495
Medtronic PLC	33,714	2,857,599
Revvity, Inc.	3,200	298,976
Solventum Corp.†	3,634	240,280
STERIS PLC	2,583	580,503
Stryker Corp.	4,243	1,586,543
Thermo Fisher Scientific, Inc.	10,057	4,314,453
Waters Corp.†	843	293,136
West Pharmaceutical Services, Inc.	1,904	402,296
Zimmer Biomet Holdings, Inc.	5,234	539,364
		25,903,894
Healthcare-Services — 3.2%
Centene Corp.†	13,038	780,325
Charles River Laboratories International, Inc.†	1,344	159,425
Cigna Group	7,198	2,447,608
Elevance Health, Inc.	6,097	2,564,276
HCA Healthcare, Inc.	1,927	664,969
Humana, Inc.	3,172	831,825
IQVIA Holdings, Inc.†	4,399	682,153
Labcorp Holdings, Inc.	2,193	528,535
Molina Healthcare, Inc.†	1,459	477,108
Quest Diagnostics, Inc.	2,919	520,224
UnitedHealth Group, Inc.	24,196	9,955,202
Universal Health Services, Inc., Class B	1,543	273,219
		19,884,869
Home Builders — 0.3%
D.R. Horton, Inc.	7,456	941,991
Lennar Corp., Class A	6,140	666,865
NVR, Inc.†	29	206,647
		1,815,503
Household Products/Wares — 0.4%
Avery Dennison Corp.	2,112	361,384
Church & Dwight Co., Inc.	6,467	642,432
Clorox Co.	3,239	460,910
Kimberly-Clark Corp.	8,721	1,149,253
		2,613,979
Insurance — 4.9%
Aflac, Inc.	13,014	1,414,361
Allstate Corp.	6,967	1,382,183
American International Group, Inc.	15,600	1,271,712
Aon PLC, Class A	2,786	988,445
Arthur J. Gallagher & Co.	3,679	1,179,818
Assurant, Inc.	1,348	259,814
Berkshire Hathaway, Inc., Class B†	24,578	13,106,218
Chubb, Ltd.	9,798	2,803,012
Cincinnati Financial Corp.	1,932	268,954
Everest Group, Ltd.	1,130	405,478
Globe Life, Inc.	2,207	272,211
Hartford Insurance Group, Inc.	3,403	417,446
Loews Corp.	4,645	403,325
Marsh & McLennan Cos., Inc.	7,231	1,630,374
MetLife, Inc.	15,221	1,147,207
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Principal Financial Group, Inc.	5,533	$ 410,272
Prudential Financial, Inc.	9,307	955,922
Travelers Cos., Inc.	5,961	1,574,479
W.R. Berkley Corp.	3,552	254,643
Willis Towers Watson PLC	1,365	420,147
		30,566,021
Internet — 3.4%
Amazon.com, Inc.†	104,154	19,208,081
CDW Corp.	3,504	562,602
eBay, Inc.	4,156	283,273
F5, Inc.†	819	216,822
Gen Digital, Inc.	5,989	154,935
Match Group, Inc.	6,602	195,815
VeriSign, Inc.†	2,138	603,173
		21,224,701
Iron/Steel — 0.2%
Nucor Corp.	6,173	736,871
Steel Dynamics, Inc.	3,722	482,781
		1,219,652
Lodging — 0.0%
MGM Resorts International†	5,882	185,048
Machinery-Diversified — 0.8%
Deere & Co.	3,729	1,728,615
Dover Corp.	1,985	338,740
IDEX Corp.	1,991	346,374
Nordson Corp.	1,426	270,327
Otis Worldwide Corp.	10,425	1,003,615
Rockwell Automation, Inc.	2,973	736,353
Xylem, Inc.	6,387	770,080
		5,194,104
Media — 1.7%
Charter Communications, Inc., Class A†	2,537	994,149
Comcast Corp., Class A	99,162	3,391,340
FactSet Research Systems, Inc.	550	237,721
Fox Corp., Class A	5,729	285,247
Fox Corp., Class B	3,467	160,314
News Corp., Class A	9,941	269,600
News Corp., Class B	2,935	92,218
Paramount Global, Class B	15,643	183,649
Walt Disney Co.	47,530	4,322,853
Warner Bros. Discovery, Inc.†	58,694	508,877
		10,445,968
Mining — 0.5%
Freeport-McMoRan, Inc.	37,783	1,361,321
Newmont Corp.	29,932	1,576,818
		2,938,139
Miscellaneous Manufacturing — 0.7%
3M Co.	14,274	1,982,801
A.O. Smith Corp.	3,105	210,705
Illinois Tool Works, Inc.	4,143	993,947
Teledyne Technologies, Inc.†	1,225	570,887
Textron, Inc.	4,800	337,776
		4,096,116
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	743	185,988

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 4.8%
APA Corp.	9,727	$ 151,158
Chevron Corp.	43,941	5,978,612
ConocoPhillips	33,545	2,989,530
Coterra Energy, Inc.	19,363	475,555
Devon Energy Corp.	17,271	525,211
Diamondback Energy, Inc.	4,913	648,565
EOG Resources, Inc.	14,788	1,631,560
EQT Corp.	15,688	775,615
Expand Energy Corp.	5,529	574,463
Exxon Mobil Corp.	114,449	12,089,248
Marathon Petroleum Corp.	8,309	1,141,740
Occidental Petroleum Corp.	17,763	700,040
Phillips 66	10,858	1,129,884
Valero Energy Corp.	8,324	966,333
		29,777,514
Oil & Gas Services — 0.4%
Baker Hughes Co.	26,032	921,533
Halliburton Co.	22,823	452,352
Schlumberger NV	36,831	1,224,630
		2,598,515
Packaging & Containers — 0.2%
Amcor PLC	38,001	349,609
Ball Corp.	7,847	407,573
Packaging Corp. of America	1,172	217,535
Smurfit WestRock PLC	13,000	546,260
		1,520,977
Pharmaceuticals — 6.2%
AbbVie, Inc.	26,921	5,252,287
Becton Dickinson & Co.	7,549	1,563,322
Bristol-Myers Squibb Co.	53,355	2,678,421
Cardinal Health, Inc.	6,351	897,333
Cencora, Inc.	4,537	1,327,844
CVS Health Corp.	33,149	2,211,370
Dexcom, Inc.†	5,855	417,930
Henry Schein, Inc.†	3,279	213,037
Johnson & Johnson	63,301	9,894,579
McKesson Corp.	3,295	2,348,643
Merck & Co., Inc.	66,510	5,666,652
Pfizer, Inc.	148,997	3,637,017
Viatris, Inc.	31,382	264,236
Zoetis, Inc.	11,774	1,841,454
		38,214,125
Pipelines — 0.5%
Kinder Morgan, Inc.	50,825	1,336,698
ONEOK, Inc.	7,177	589,662
Williams Cos., Inc.	15,383	900,982
		2,827,342
Private Equity — 0.6%
Blackstone, Inc.	19,244	2,534,627
KKR & Co., Inc.	9,939	1,135,730
		3,670,357
Real Estate — 0.1%
CoStar Group, Inc.†	11,080	821,804
REITS — 3.1%
Alexandria Real Estate Equities, Inc.	4,050	294,273
American Tower Corp.	12,286	2,769,387
AvalonBay Communities, Inc.	2,092	439,278
Security Description	Shares or Principal Amount	Value

REITS (continued)
BXP, Inc.	3,826	$ 243,831
Camden Property Trust	1,374	156,361
Crown Castle, Inc.	11,426	1,208,414
Digital Realty Trust, Inc.	8,320	1,335,693
Equinix, Inc.	1,356	1,167,177
Equity Residential	8,984	631,216
Essex Property Trust, Inc.	878	245,094
Extra Space Storage, Inc.	3,065	449,084
Federal Realty Investment Trust	2,027	190,579
Healthpeak Properties, Inc.	18,393	328,131
Host Hotels & Resorts, Inc.	6,800	96,016
Invitation Homes, Inc.	14,979	512,132
Kimco Realty Corp.	17,865	356,943
Mid-America Apartment Communities, Inc.	1,814	289,605
Prologis, Inc.	24,369	2,490,512
Realty Income Corp.	23,011	1,331,416
Regency Centers Corp.	4,291	309,724
SBA Communications Corp.	2,827	688,092
UDR, Inc.	4,353	182,304
Ventas, Inc.	11,493	805,429
VICI Properties, Inc.	27,716	887,466
Welltower, Inc.	7,368	1,124,283
Weyerhaeuser Co.	19,077	494,285
		19,026,725
Retail — 4.7%
Best Buy Co., Inc.	5,115	341,119
CarMax, Inc.†	4,044	261,525
Darden Restaurants, Inc.	1,756	352,324
Dollar General Corp.	5,782	541,716
Dollar Tree, Inc.†	5,315	434,607
Domino's Pizza, Inc.	526	257,935
Genuine Parts Co.	3,656	429,763
Home Depot, Inc.	14,626	5,272,527
Lowe's Cos., Inc.	14,846	3,318,972
Lululemon Athletica, Inc.†	1,590	430,524
McDonald's Corp.	18,841	6,022,526
Ross Stores, Inc.	8,675	1,205,825
Starbucks Corp.	29,865	2,390,693
Target Corp.	12,047	1,164,945
TJX Cos., Inc.	12,118	1,559,344
Tractor Supply Co.	6,461	327,056
Ulta Beauty, Inc.†	1,220	482,681
Walgreens Boots Alliance, Inc.	18,858	206,872
Walmart, Inc.	37,638	3,660,295
Yum! Brands, Inc.	4,329	651,255
		29,312,504
Semiconductors — 4.2%
Advanced Micro Devices, Inc.†	42,606	4,147,694
Analog Devices, Inc.	13,043	2,542,342
Applied Materials, Inc.	12,393	1,867,749
Intel Corp.	113,845	2,288,285
Lam Research Corp.	33,750	2,418,863
Microchip Technology, Inc.	14,140	651,571
Micron Technology, Inc.	29,293	2,254,096
NXP Semiconductors NV	4,009	738,899
ON Semiconductor Corp.†	11,080	439,876
QUALCOMM, Inc.	29,079	4,317,068
Skyworks Solutions, Inc.	4,226	271,647
Teradyne, Inc.	4,282	317,767
Texas Instruments, Inc.	23,934	3,830,637
		26,086,494

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,029	$ 237,020
Software — 7.8%
Adobe, Inc.†	6,638	2,489,117
Akamai Technologies, Inc.†	3,950	318,291
ANSYS, Inc.†	1,287	414,260
Broadridge Financial Solutions, Inc.	1,723	417,655
Cadence Design Systems, Inc.†	3,245	966,166
Electronic Arts, Inc.	3,742	542,927
Fidelity National Information Services, Inc.	13,926	1,098,483
Jack Henry & Associates, Inc.	1,150	199,444
Microsoft Corp.	93,818	37,082,503
Paychex, Inc.	4,466	657,038
PTC, Inc.†	1,676	259,730
Roper Technologies, Inc.	2,820	1,579,426
Synopsys, Inc.†	1,951	895,528
Take-Two Interactive Software, Inc.†	4,315	1,006,776
Workday, Inc., Class A†	2,982	730,590
		48,657,934
Telecommunications — 3.0%
AT&T, Inc.	188,729	5,227,793
Cisco Systems, Inc.	104,714	6,045,139
Corning, Inc.	20,269	899,538
Juniper Networks, Inc.	8,705	316,166
T-Mobile US, Inc.	5,926	1,463,426
Verizon Communications, Inc.	110,682	4,876,649
		18,828,711
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,447	213,369
Security Description	Shares or Principal Amount	Value

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,121	$ 278,456
CSX Corp.	27,379	768,528
Expeditors International of Washington, Inc.	3,681	404,579
FedEx Corp.	5,826	1,225,382
JB Hunt Transport Services, Inc.	2,088	272,651
Norfolk Southern Corp.	5,953	1,333,770
Old Dominion Freight Line, Inc.	2,667	408,798
Union Pacific Corp.	15,888	3,426,406
United Parcel Service, Inc., Class B	19,229	1,832,524
		9,951,094
Water — 0.1%
American Water Works Co., Inc.	5,124	753,279
Total Common Stocks (cost $610,003,190)		603,979,404
UNAFFILIATED INVESTMENT COMPANIES — 2.6%
iShares S&P 500 Value ETF (cost $16,217,157)	89,376	16,394,240
TOTAL INVESTMENTS (cost $626,220,347)	99.9%	620,373,644
Other assets less liabilities	0.1	593,918
NET ASSETS	100.0%	$620,967,562
†	Non-income producing security
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$603,979,404	$—	$—	$603,979,404
Unaffiliated Investment Companies	16,394,240	—	—	16,394,240
Total Investments at Value	$620,373,644	$—	$—	$620,373,644
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Apparel — 0.5%
VF Corp.	297,733	$ 3,537,068
Applications Software — 0.1%
Stripe, Inc., Class B(1)(2)	10,760	381,980
Auto Manufacturers — 1.9%
Tesla, Inc.†	51,670	14,579,207
Auto Parts & Equipment — 0.1%
Aptiv PLC†	19,570	1,116,664
Banks — 1.5%
Northern Trust Corp.	80,079	7,525,825
Popular, Inc.	43,412	4,142,373
		11,668,198
Beverages — 0.2%
Monster Beverage Corp.†	23,209	1,395,325
Biotechnology — 0.7%
Incyte Corp.†	26,795	1,678,975
Sarepta Therapeutics, Inc.†	13,106	817,814
Vertex Pharmaceuticals, Inc.†	4,912	2,502,664
		4,999,453
Building Materials — 1.4%
Builders FirstSource, Inc.†	60,066	7,185,696
Mohawk Industries, Inc.†	30,287	3,221,022
		10,406,718
Chemicals — 0.3%
RPM International, Inc.	22,272	2,377,536
Commercial Services — 1.3%
Verisk Analytics, Inc.	33,380	9,894,833
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	215	298,607
Computers — 11.0%
Apple, Inc.	373,024	79,267,600
Leidos Holdings, Inc.	33,519	4,933,326
		84,200,926
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	26,631	2,455,112
Diversified Financial Services — 5.2%
American Express Co.	36,313	9,674,146
Ameriprise Financial, Inc.	20,137	9,484,930
Charles Schwab Corp.	10,440	849,816
Mastercard, Inc., Class A	12,473	6,835,952
Raymond James Financial, Inc.	14,822	2,031,207
Synchrony Financial	25,556	1,327,634
Visa, Inc., Class A	28,651	9,898,921
		40,102,606
Electric — 0.7%
NRG Energy, Inc.	47,513	5,206,475
Electronics — 0.6%
Amphenol Corp., Class A	61,514	4,733,502
Entertainment — 0.2%
DraftKings, Inc., Class A†	41,166	1,370,416
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	1,787	954,803
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.7%
Cigna Group	23,958	$ 8,146,679
IQVIA Holdings, Inc.†	32,445	5,031,246
		13,177,925
Household Products/Wares — 1.1%
Kimberly-Clark Corp.	62,353	8,216,878
Insurance — 1.4%
Equitable Holdings, Inc.	208,640	10,317,248
Internet — 22.5%
Alphabet, Inc., Class A	212,734	33,782,159
Alphabet, Inc., Class C	86,871	13,976,675
Amazon.com, Inc.†	283,883	52,353,703
Booking Holdings, Inc.	2,799	14,272,885
Expedia Group, Inc.	21,609	3,391,100
GoDaddy, Inc., Class A†	21,018	3,958,320
Meta Platforms, Inc., Class A	58,390	32,056,110
Netflix, Inc.†	4,374	4,950,143
Spotify Technology SA†	21,706	13,327,050
		172,068,145
Machinery-Construction & Mining — 0.3%
Vertiv Holdings Co., Class A	29,255	2,497,792
Machinery-Diversified — 0.6%
Flowserve Corp.	33,731	1,525,653
Westinghouse Air Brake Technologies Corp.	16,841	3,111,207
		4,636,860
Pharmaceuticals — 4.6%
AbbVie, Inc.	37,689	7,353,124
Bristol-Myers Squibb Co.	26,143	1,312,379
Dexcom, Inc.†	41,246	2,944,139
Eli Lilly & Co.	12,240	11,003,148
McKesson Corp.	8,158	5,814,941
Pfizer, Inc.	270,777	6,609,666
		35,037,397
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	10,444	2,375,070
REITS — 0.9%
Lamar Advertising Co., Class A	58,083	6,610,426
Simon Property Group, Inc.	2,506	394,395
		7,004,821
Retail — 2.6%
Costco Wholesale Corp.	4,786	4,759,677
Home Depot, Inc.	1,419	511,535
O'Reilly Automotive, Inc.†	4,062	5,748,542
Ross Stores, Inc.	3,898	541,822
Target Corp.	52,698	5,095,897
Texas Roadhouse, Inc.	6,910	1,146,784
TJX Cos., Inc.	13,895	1,788,009
		19,592,266
Semiconductors — 16.0%
Applied Materials, Inc.	49,733	7,495,260
Broadcom, Inc.	82,735	15,924,006
Lam Research Corp.	123,167	8,827,379
NVIDIA Corp.	714,438	77,816,587
QUALCOMM, Inc.	80,992	12,024,072
		122,087,304

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 21.0%
AppLovin Corp., Class A†	23,672	$ 6,375,106
Atlassian Corp., Class A†	27,688	6,321,447
Autodesk, Inc.†	31,906	8,750,221
Datadog, Inc., Class A†	23,300	2,380,328
Dropbox, Inc., Class A†	248,166	7,085,139
Guidewire Software, Inc.†	49,737	10,184,646
Magic Leap, Inc., Class A(1)(2)	2,188	1,050
Microsoft Corp.	190,761	75,400,193
Pegasystems, Inc.	25,430	2,341,594
ROBLOX Corp., Class A†	110,629	7,417,675
Salesforce, Inc.	20,966	5,633,774
ServiceNow, Inc.†	16,109	15,384,256
Tyler Technologies, Inc.†	6,192	3,364,114
Veeva Systems, Inc., Class A†	41,589	9,718,933
		160,358,476
Total Common Stocks (cost $558,864,391)		757,049,611
CONVERTIBLE PREFERRED STOCKS — 0.3%
Automotive - Cars & Lt. Trucks — 0.1%
Waymo LLC Series A-2 (1)(2)	4,915	340,782
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	34,722
Canva, Inc. Series A-3(1)(2)	5	6,944
		41,666
Computer Software — 0.0%
Formagrid, Inc. Series F(1)(2)	2,702	145,908
E-Commerce/Services — 0.0%
Rappi, Inc.(1)(2)	9,191	308,542
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F(1)(2)	8,833	154,903
Industrial Automation/Robotics — 0.1%
Nuro, Inc., Series C(1)(2)	47,284	604,999
Nuro, Inc., Series D(1)(2)	10,245	131,904
		736,903
Recycling — 0.1%
Redwood Materials, Inc. Series C(1)(2)	9,878	513,656
Software — 0.0%
Celonis Series D(1)(2)	187	12,978
Total Convertible Preferred Stocks (cost $3,261,133)		2,255,338
Total Long-Term Investment Securities (cost $562,125,524)		759,304,949
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agency — 0.7%
Federal Home Loan Bank Disc. Notes
4.18%, 05/01/2025 (cost $5,681,000)	$5,681,000	$ 5,680,332
TOTAL INVESTMENTS (cost $567,806,524)	100.1%	764,985,281
Other assets less liabilities	(0.1)	(759,664)
NET ASSETS	100.0%	$764,225,617
^	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$298,607	$1,388.87	0.0%
Epic Games, Inc.
	03/29/2021	456	403,874
	06/18/2020	1,331	766,241
		1,787	1,170,115	954,803	534.31	0.2
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	1,050	0.48	0.0
Stripe, Inc., Class B	12/17/2019	10,760	168,824	381,980	35.50	0.1
Convertible Preferred Stocks
Canva, Inc.	12/17/2021	25	42,604	34,722	1,388.87	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	6,944	1,388.87	0.0
Celonis Series D	10/04/2022	187	69,150	12,978	69.40	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	145,908	54.00	0.0
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	604,999	12.80	0.1
Nuro, Inc., Series D	10/29/2021	10,245	213,564	131,904	12.88	0.0
Rappi, Inc.
	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	308,542	33.57	0.0

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Redwood Materials, Inc. Series C	05/28/2021	9,878	$468,251	$513,656	$52.00	0.1%
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	154,903	17.54	0.0
Waymo LLC Series A-2	05/08/2020	4,915	422,037	340,782	69.34	0.1
				$3,891,778		0.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$—	$—	$381,980	$381,980
Computer Graphics	—	—	298,607	298,607
Entertainment Software	—	—	954,803	954,803
Software	160,357,426	—	1,050	160,358,476
Other Industries	595,055,745	—	—	595,055,745
Convertible Preferred Stocks	—	—	2,255,338	2,255,338
Short-Term Investments	—	5,680,332	—	5,680,332
Total Investments at Value	$755,413,171	$5,680,332	$3,891,778	$764,985,281
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 2.0%
Howmet Aerospace, Inc.	74,041	$ 10,260,602
RTX Corp.	15,010	1,893,211
		12,153,813
Apparel — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	7,966	4,402,950
Banks — 5.1%
Bank of America Corp.	172,378	6,874,435
Goldman Sachs Group, Inc.	15,801	8,651,837
JPMorgan Chase & Co.	64,805	15,852,599
		31,378,871
Beverages — 0.9%
Diageo PLC	185,852	5,181,572
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc.†	21,466	10,936,927
Building Materials — 0.5%
Johnson Controls International PLC	35,465	2,975,514
Chemicals — 1.2%
Linde PLC	16,801	7,614,717
Commercial Services — 0.5%
TransUnion	36,008	2,987,224
Computers — 6.5%
Apple, Inc.	114,213	24,270,263
Check Point Software Technologies, Ltd.†	53,111	11,661,051
EPAM Systems, Inc.†	22,612	3,548,049
		39,479,363
Cosmetics/Personal Care — 4.3%
Colgate-Palmolive Co.	68,733	6,336,495
Kenvue, Inc.	367,881	8,681,992
Procter & Gamble Co.	68,838	11,190,994
		26,209,481
Diversified Financial Services — 6.9%
CME Group, Inc.	42,263	11,710,232
Mastercard, Inc., Class A	23,627	12,949,014
Nasdaq, Inc.	25,257	1,924,836
Visa, Inc., Class A	45,644	15,770,002
		42,354,084
Electric — 3.8%
Alliant Energy Corp.	88,897	5,426,273
Southern Co.	65,417	6,011,168
Xcel Energy, Inc.	162,889	11,516,252
		22,953,693
Electrical Components & Equipment — 3.7%
AMETEK, Inc.	37,013	6,276,665
Eaton Corp. PLC	34,419	10,131,921
Emerson Electric Co.	56,574	5,946,493
		22,355,079
Electronics — 3.8%
Allegion PLC	43,499	6,055,061
Amphenol Corp., Class A	39,170	3,014,131
Hubbell, Inc.	14,381	5,222,892
TE Connectivity PLC	61,124	8,947,331
		23,239,415
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.0%
Veralto Corp.	13,563	$ 1,300,692
Waste Management, Inc.	20,810	4,856,221
		6,156,913
Food — 0.5%
Mondelez International, Inc., Class A	46,621	3,176,289
Food Service — 0.9%
Aramark	160,130	5,353,146
Healthcare-Products — 5.7%
Abbott Laboratories	61,264	8,010,268
Agilent Technologies, Inc.	59,918	6,447,177
Medtronic PLC	123,678	10,482,947
STERIS PLC	35,221	7,915,568
Thermo Fisher Scientific, Inc.	3,705	1,589,445
		34,445,405
Healthcare-Services — 2.3%
Cigna Group	32,582	11,079,183
ICON PLC†	18,848	2,854,341
		13,933,524
Insurance — 4.6%
Aon PLC, Class A	27,973	9,924,541
Chubb, Ltd.	32,765	9,373,411
Willis Towers Watson PLC	28,389	8,738,134
		28,036,086
Internet — 11.0%
Alphabet, Inc., Class A	154,383	24,516,020
Amazon.com, Inc.†	155,578	28,691,695
Meta Platforms, Inc., Class A	25,305	13,892,445
		67,100,160
Machinery-Diversified — 1.1%
Otis Worldwide Corp.	16,668	1,604,628
Westinghouse Air Brake Technologies Corp.	28,009	5,174,383
		6,779,011
Oil & Gas — 3.0%
ConocoPhillips	119,524	10,651,979
Exxon Mobil Corp.	73,274	7,739,932
		18,391,911
Pharmaceuticals — 2.7%
Becton Dickinson & Co.	35,134	7,275,900
Johnson & Johnson	59,885	9,360,624
		16,636,524
REITS — 1.8%
American Tower Corp.	47,662	10,743,491
Retail — 2.9%
Costco Wholesale Corp.	10,618	10,559,601
Home Depot, Inc.	20,489	7,386,080
		17,945,681
Semiconductors — 7.8%
Analog Devices, Inc.	33,147	6,461,013
ASML Holding NV	5,761	3,801,600
Lam Research Corp.	81,679	5,853,934
NVIDIA Corp.	218,403	23,788,455
Onto Innovation, Inc.†	30,678	3,741,796
Texas Instruments, Inc.	24,910	3,986,845
		47,633,643

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 12.1%
Fiserv, Inc.†	64,761	$ 11,952,938
Microsoft Corp.	122,954	48,598,798
Salesforce, Inc.	48,733	13,095,044
		73,646,780
Total Long-Term Investment Securities (cost $462,188,377)		604,201,267
SHORT-TERM INVESTMENTS — 1.0%
U.S. Government Agency — 1.0%
Federal Home Loan Bank Disc. Notes
4.18%, 05/01/2025 (cost $6,088,000)	$6,088,000	6,087,285
TOTAL INVESTMENTS (cost $468,276,377)	100.1%	610,288,552
Other assets less liabilities	(0.1)	(873,293)
NET ASSETS	100.0%	$609,415,259
†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$604,201,267	$—	$—	$604,201,267
Short-Term Investments	—	6,087,285	—	6,087,285
Total Investments at Value	$604,201,267	$6,087,285	$—	$610,288,552
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.6%
Advertising — 1.1%
Interpublic Group of Cos., Inc.	10,996	$ 276,219
Omnicom Group, Inc.	65,841	5,014,451
		5,290,670
Aerospace/Defense — 1.6%
Boeing Co.†	11,188	2,050,089
General Dynamics Corp.	9,248	2,516,566
L3Harris Technologies, Inc.	13,948	3,068,839
		7,635,494
Agriculture — 2.0%
Altria Group, Inc.	29,795	1,762,374
Archer-Daniels-Midland Co.	17,117	817,337
Philip Morris International, Inc.	38,867	6,660,249
		9,239,960
Apparel — 0.2%
NIKE, Inc., Class B	15,793	890,725
Auto Parts & Equipment — 1.4%
Aptiv PLC†	60,586	3,457,037
Lear Corp.	35,472	3,041,724
		6,498,761
Banks — 7.3%
Bank of America Corp.	171,720	6,848,194
Goldman Sachs Group, Inc.	14,398	7,883,625
JPMorgan Chase & Co.	24,178	5,914,422
Morgan Stanley	23,355	2,695,634
Northern Trust Corp.	57,414	5,395,768
PNC Financial Services Group, Inc.	19,362	3,111,280
Wells Fargo & Co.	28,430	2,018,814
		33,867,737
Beverages — 0.8%
Constellation Brands, Inc., Class A	11,299	2,119,014
Diageo PLC	54,154	1,509,819
		3,628,833
Building Materials — 2.6%
Johnson Controls International PLC	83,628	7,016,389
Masco Corp.	68,430	4,147,543
Mohawk Industries, Inc.†	7,232	769,123
		11,933,055
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,813	1,033,666
Axalta Coating Systems, Ltd.†	69,466	2,257,645
DuPont de Nemours, Inc.	33,669	2,221,818
PPG Industries, Inc.	31,756	3,456,958
		8,970,087
Commercial Services — 0.3%
Dun & Bradstreet Holdings, Inc.	167,383	1,501,426
Computers — 1.4%
Accenture PLC, Class A	7,556	2,260,377
Amdocs, Ltd.	18,888	1,673,099
Cognizant Technology Solutions Corp., Class A	22,682	1,668,715
Leidos Holdings, Inc.	5,504	810,079
		6,412,270
Cosmetics/Personal Care — 1.6%
Kenvue, Inc.	324,506	7,658,342
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.6%
LKQ Corp.	73,228	$ 2,798,042
Diversified Financial Services — 3.2%
Charles Schwab Corp.	141,824	11,544,473
CME Group, Inc.	12,695	3,517,531
		15,062,004
Electric — 3.3%
Duke Energy Corp.	32,268	3,937,341
Exelon Corp.	45,075	2,114,017
National Grid PLC	235,221	3,394,980
PG&E Corp.	271,344	4,482,603
Southern Co.	18,275	1,679,290
		15,608,231
Electrical Components & Equipment — 0.5%
Eaton Corp. PLC	7,683	2,261,645
Electronics — 0.6%
Honeywell International, Inc.	13,406	2,821,963
Food — 0.2%
US Foods Holding Corp.†	11,143	731,649
Hand/Machine Tools — 0.7%
Regal Rexnord Corp.	16,617	1,758,744
Stanley Black & Decker, Inc.	23,559	1,414,011
		3,172,755
Healthcare-Products — 2.2%
Agilent Technologies, Inc.	15,654	1,684,370
Medtronic PLC	101,080	8,567,541
		10,251,911
Healthcare-Services — 2.4%
Cigna Group	25,616	8,710,464
ICON PLC†	16,663	2,523,445
		11,233,909
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	31,508	2,441,460
Insurance — 4.2%
Aon PLC, Class A	18,907	6,708,014
Chubb, Ltd.	19,922	5,699,286
Principal Financial Group, Inc.	10,837	803,564
Travelers Cos., Inc.	5,564	1,469,619
Willis Towers Watson PLC	15,720	4,838,616
		19,519,099
Internet — 0.4%
Alphabet, Inc., Class A	11,572	1,837,634
Machinery-Diversified — 0.3%
AGCO Corp.	16,198	1,374,076
Media — 1.6%
Comcast Corp., Class A	196,742	6,728,576
Warner Bros. Discovery, Inc.†	112,923	979,043
		7,707,619
Mining — 0.2%
Glencore PLC	247,750	806,952
Oil & Gas — 3.9%
ConocoPhillips	52,647	4,691,901
Exxon Mobil Corp.	39,704	4,193,933

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Hess Corp.	49,058	$ 6,330,935
Suncor Energy, Inc.	79,632	2,812,478
		18,029,247
Pharmaceuticals — 6.2%
Becton Dickinson & Co.	35,043	7,257,055
Johnson & Johnson	51,024	7,975,561
McKesson Corp.	4,665	3,325,165
Organon & Co.	31,000	400,830
Pfizer, Inc.	302,767	7,390,543
Roche Holding AG	8,195	2,673,912
		29,023,066
Retail — 0.5%
Target Corp.	16,531	1,598,548
Wendy's Co.	46,116	576,450
		2,174,998
Semiconductors — 1.6%
Intel Corp.	118,814	2,388,161
NXP Semiconductors NV	18,215	3,357,207
Samsung Electronics Co., Ltd. (Preference Shares)	46,341	1,527,313
		7,272,681
Software — 3.1%
Electronic Arts, Inc.	11,303	1,639,952
Fidelity National Information Services, Inc.	30,043	2,369,792
Fiserv, Inc.†	19,260	3,554,818
Microsoft Corp.	17,072	6,747,879
		14,312,441
Telecommunications — 0.2%
T-Mobile US, Inc.	4,134	1,020,891
Transportation — 1.0%
Union Pacific Corp.	20,655	4,454,457
Total Common Stocks (cost $230,405,722)		277,444,090
CONVERTIBLE PREFERRED STOCKS — 0.3%
Aerospace/Defense — 0.3%
Boeing Co. (cost $1,065,050)	21,301	1,307,455
CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	212,071
Boeing Co.
5.81%, 05/01/2050	185,000	173,403
6.86%, 05/01/2054	163,000	174,088
		559,562
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,015,000	1,016,168
Philip Morris International, Inc.
5.13%, 11/17/2027	180,000	183,835
5.13%, 02/15/2030	218,000	223,622
5.63%, 11/17/2029	77,000	80,701
5.75%, 11/17/2032	342,000	358,787
		1,863,113
Security Description	Shares or Principal Amount	Value

Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	$ 783,000	$ 645,682
Banks — 2.4%
Bank of America Corp.
2.57%, 10/20/2032	632,000	549,227
Barclays PLC
7.44%, 11/02/2033	643,000	717,563
Deutsche Bank AG
2.31%, 11/16/2027	188,000	181,022
6.72%, 01/18/2029	485,000	508,561
7.15%, 07/13/2027	190,000	194,932
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	578,000	497,877
2.60%, 02/07/2030	673,000	614,682
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	196,111
4.70%, 03/09/2031(1)	237,000	208,379
JPMorgan Chase & Co.
2.55%, 11/08/2032	953,000	831,093
2.96%, 05/13/2031	95,000	86,828
2.96%, 01/25/2033	370,000	327,974
3.11%, 04/22/2041	493,000	373,193
3.90%, 01/23/2049	183,000	141,334
5.77%, 04/22/2035	430,000	445,695
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	591,594
5.62%, 04/24/2036	652,000	666,070
Morgan Stanley
2.70%, 01/22/2031	1,197,000	1,093,353
2.94%, 01/21/2033	631,000	554,256
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,051,399
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,172,209
		11,003,352
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	145,000	132,519
8.00%, 11/15/2039	584,000	732,336
Diageo Capital PLC
2.38%, 10/24/2029	499,000	459,590
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	61,000	57,141
		1,381,586
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	37,000	33,589
Masco Corp.
2.00%, 02/15/2031	787,000	666,919
Vulcan Materials Co.
3.50%, 06/01/2030	75,000	71,079
		771,587
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	295,000	255,710
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	884,507
ERAC USA Finance LLC
7.00%, 10/15/2037*	240,000	273,674

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Experian Finance PLC
4.25%, 02/01/2029*	$ 336,000	$ 334,386
Global Payments, Inc.
1.20%, 03/01/2026	438,000	424,240
2.90%, 11/15/2031	244,000	211,736
Verisk Analytics, Inc.
4.13%, 03/15/2029	372,000	366,705
5.75%, 04/01/2033	299,000	309,574
		2,804,822
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.90%, 03/22/2033	220,000	222,668
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	251,512
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/2027	150,000	146,573
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	360,000	337,997
3.25%, 02/15/2027*	434,000	420,163
4.38%, 05/01/2026*	141,000	139,934
Capital One Financial Corp.
3.27%, 03/01/2030	962,000	906,560
Charles Schwab Corp.
5.85%, 05/19/2034	780,000	814,980
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	423,000	377,750
LPL Holdings, Inc.
4.38%, 05/15/2031*	834,000	794,653
6.75%, 11/17/2028	74,000	78,662
		4,268,784
Electric — 1.2%
American Electric Power Co., Inc.
5.95%, 11/01/2032	264,000	275,740
American Transmission Systems, Inc.
2.65%, 01/15/2032*	102,000	88,578
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	347,623
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	183,214	185,903
Duke Energy Carolinas LLC
4.95%, 01/15/2033	828,000	832,788
Duke Energy Corp.
2.65%, 09/01/2026	61,000	59,587
4.50%, 08/15/2032	628,000	607,353
Electricite de France SA
6.90%, 05/23/2053*	200,000	210,897
Empire District Bondco LLC
4.94%, 01/01/2035	254,361	256,842
Exelon Corp.
4.05%, 04/15/2030	333,000	324,214
Georgia Power Co.
3.70%, 01/30/2050	27,000	19,831
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	180,000	155,302
4.30%, 01/15/2026*	276,000	274,937
5.10%, 01/15/2035*	142,000	139,952
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	377,000	394,260
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
2.10%, 08/01/2027	$ 93,000	$ 87,582
2.50%, 02/01/2031	384,000	331,405
3.00%, 06/15/2028	277,000	262,181
3.30%, 08/01/2040	195,000	140,693
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	258,903	261,062
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	193,674
		5,450,404
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	557,000	477,519
Entertainment — 0.1%
WarnerMedia Holdings, Inc.
5.05%, 03/15/2042	323,000	243,466
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	170,000	143,039
Waste Management, Inc.
4.88%, 02/15/2034	1,226,000	1,231,390
		1,374,429
Food — 0.1%
Mars, Inc.
5.20%, 03/01/2035*	458,000	459,797
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	54,738
East Ohio Gas Co.
2.00%, 06/15/2030*	229,000	201,261
NiSource, Inc.
2.95%, 09/01/2029	253,000	236,837
5.65%, 02/01/2045	89,000	85,243
		578,079
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	180,071
Boston Scientific Corp.
2.65%, 06/01/2030	312,000	286,791
		466,862
Healthcare-Services — 0.3%
Adventist Health System
5.43%, 03/01/2032	568,000	571,908
Cigna Group
3.20%, 03/15/2040	102,000	77,482
HCA, Inc.
5.13%, 06/15/2039	419,000	386,410
Humana, Inc.
5.88%, 03/01/2033	242,000	247,825
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	25,017
4.26%, 11/01/2047	238,000	185,870
		1,494,512
Insurance — 0.9%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	559,398
Aon Corp.
4.50%, 12/15/2028	411,000	412,906

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brown & Brown, Inc.
4.20%, 03/17/2032	$ 428,000	$ 398,608
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	865,000	879,068
6.00%, 12/07/2033	20,000	20,780
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	211,000	150,809
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	1,005,723
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	687,000	717,548
		4,144,840
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	282,000	284,222
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	155,988
Marriott International, Inc.
2.75%, 10/15/2033	316,000	261,220
2.85%, 04/15/2031	2,000	1,788
4.63%, 06/15/2030	391,000	388,620
		807,616
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	92,096
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	168,615
4.70%, 09/15/2028	405,000	406,236
		666,947
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	408,000	278,833
5.25%, 04/01/2053	346,000	273,495
5.38%, 05/01/2047	83,000	67,341
6.38%, 10/23/2035	208,000	210,547
Cox Communications, Inc.
1.80%, 10/01/2030*	262,000	223,575
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	399,000	454,170
		1,507,961
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	920,097
3.88%, 03/16/2029*	200,000	193,654
5.63%, 04/01/2030*	422,000	432,680
Glencore Funding LLC
2.50%, 09/01/2030*	334,000	295,884
2.85%, 04/27/2031*	139,000	123,598
		1,965,913
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	843,000	741,002
Diamondback Energy, Inc.
5.40%, 04/18/2034	282,000	275,683
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Eni SpA
4.75%, 09/12/2028*	$ 762,000	$ 767,751
EQT Corp.
5.75%, 02/01/2034	628,000	627,837
Marathon Petroleum Corp.
4.75%, 09/15/2044	185,000	148,430
Phillips 66
2.15%, 12/15/2030	592,000	517,497
		3,078,200
Pharmaceuticals — 0.1%
CVS Health Corp.
5.30%, 06/01/2033	535,000	531,346
Pipelines — 0.5%
Enbridge, Inc.
5.63%, 04/05/2034	421,000	425,900
Energy Transfer LP
5.75%, 02/15/2033	456,000	462,401
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	371,000	349,677
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	100,000	98,625
Spectra Energy Partners LP
3.38%, 10/15/2026	162,000	159,148
Targa Resources Corp.
4.20%, 02/01/2033	150,000	136,981
6.13%, 03/15/2033	465,000	478,519
		2,111,251
REITS — 0.6%
Boston Properties LP
2.55%, 04/01/2032	259,000	213,112
Brixmor Operating Partnership LP
4.05%, 07/01/2030	331,000	317,781
4.13%, 05/15/2029	33,000	32,165
Crown Castle, Inc.
3.65%, 09/01/2027	507,000	495,824
Equinix, Inc.
1.80%, 07/15/2027	294,000	278,113
2.50%, 05/15/2031	393,000	344,111
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	308,000	307,701
Public Storage Operating Co.
5.10%, 08/01/2033	910,000	924,261
Realty Income Corp.
3.25%, 01/15/2031	97,000	89,804
		3,002,872
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	448,000	329,145
Genuine Parts Co.
2.75%, 02/01/2032	802,000	687,811
		1,016,956
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	268,000	256,140
4.93%, 05/15/2037*	138,000	132,169
		388,309

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	$ 136,000	$ 122,847
Oracle Corp.
4.90%, 02/06/2033	153,000	150,408
Roper Technologies, Inc.
2.00%, 06/30/2030	261,000	228,383
		501,638
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,051,000	960,548
T-Mobile USA, Inc.
2.05%, 02/15/2028	373,000	350,750
4.50%, 04/15/2050	443,000	359,386
Verizon Communications, Inc.
3.15%, 03/22/2030	208,000	195,755
4.81%, 03/15/2039	372,000	346,930
Vodafone Group PLC
5.63%, 02/10/2053	154,000	142,841
		2,356,210
Total Corporate Bonds & Notes (cost $60,290,329)		56,686,215
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 0.6%
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A2A 5.75%, 02/18/2028	122,486	122,803
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	65,863	66,380
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	125,484
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	148,000	148,367
Series 2023-1, Class A2 5.51%, 01/22/2029*	414,729	415,967
Series 2023-3, Class A2 6.40%, 03/20/2030*	206,890	210,273
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	30,985	31,060
Series 2023-2A, Class A2 6.37%, 06/15/2028*	36,225	36,553
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	306,000	306,228
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 5.02%, (SOFR30A+0.67%), 02/15/2028*	325,724	326,112
Santander Drive Auto Receivables Trust
Series 2025-1, Class A2 4.76%, 08/16/2027	722,745	722,764
SBNA Auto Lease Trust
4.94%, 11/20/2026*	43,291	43,311
		2,555,302
Security Description	Shares or Principal Amount	Value

Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 6.03%, (TSFR1M+1.71%), 12/28/2040*	$ 47,483	$ 95,746
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	11,110	11,671
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.58%, 12/25/2035(2)	11,437	270
		107,687
Other Asset Backed Securities — 1.1%
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 6.02%, (TSFR3M+1.75%), 10/20/2036*	293,336	293,833
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	214,434	217,195
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.54%, (TSFR3M+1.28%), 04/15/2031*	349,690	349,683
Dryden XXVI Senior Loan Fund FRS
Series 2013-26A, Class AR 5.42%, (TSFR3M+1.16%), 04/15/2029*	124,448	124,387
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	23,236	23,269
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.73%, (TSFR3M+1.45%), 04/17/2034*	250,000	247,043
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 5.87%, (TSFR3M+1.61%), 10/15/2029*	371,566	370,485
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class A1R3 5.47%, (TSFR3M+1.15%), 04/15/2039*	385,000	383,831
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	397,567	399,505
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2 5.95%, (TSFR3M+1.65%), 08/08/2032*	1,108,526	1,106,031
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 5.57%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,174,419
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.97%, (TSFR3M+1.71%), 10/15/2030*	425,864	425,344
		5,115,025
Total Asset Backed Securities (cost $7,748,428)		7,778,014
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 3.8%
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	366,271	364,253
Series 2024-10, Class A1 5.35%, 10/25/2069*	622,282	620,866
Series 2024-12, Class A1 5.65%, 10/25/2069*	565,309	566,737

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL3, Class B 6.04%, (TSFR1M+1.71%), 08/15/2034*	$ 383,500	$ 380,340
Series 2022-FL1, Class B 6.44%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,092,856
AREIT Trust FRS
Series 2022-CRE6, Class B 6.20%, (SOFR30A+1.85%), 01/20/2037*	668,000	663,937
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	444,377
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	32,011
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 5.74%, (TSFR1M+1.41%), 03/15/2036*	1,118,500	1,113,453
Series 2022-FL8, Class B 6.39%, (SOFR30A+2.05%), 02/15/2037*	392,500	390,753
Series 2021-FL7, Class B 6.49%, (TSFR1M+2.16%), 12/15/2038*	182,000	180,147
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.74%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,155,771
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	403,303	401,094
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	516,937	516,235
Connecticut Avenue Securities Trust FRS
Series 2025-R02, Class 1A1 5.35%, (SOFR30A+1.00%), 02/25/2045*	171,747	170,943
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	124,948	124,676
ELM Trust VRS
Series 2024-ELM, Class B10 6.20%, 06/10/2039*(2)	537,460	543,333
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	266,341	265,969
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 6.19%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,243,123
MF1 LLC FRS
Series 2024-FL16, Class A 5.86%, (TSFR1M+1.54%), 11/18/2039*	1,096,998	1,095,626
Series 2025-FL17, Class AS 5.89%, (TSFR1M+1.57%), 02/18/2040*	951,968	942,735
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 5.64%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,218,822
MF1, Ltd. FRS
Series 2020-FL4, Class A 6.14%, (TSFR1M+1.81%), 12/15/2035*	68,383	68,405
Series 2022-FL8, Class B 6.27%, (TSFR1M+1.95%), 02/19/2037*	486,092	474,478
Series 2024-FL15, Class AS 6.36%, (TSFR1M+2.04%), 08/18/2041*	541,000	539,647
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	$ 324,355	$ 316,104
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	503,968
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	239,467	239,234
OBX Trust VRS
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	296,818	297,473
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 6.24%, (TSFR1M+1.91%), 11/25/2036*	240,000	238,561
STWD, Ltd. FRS
Series 2022-FL3, Class AS 6.14%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,119,411
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 5.64%, (TSFR1M+1.31%), 03/15/2038*	525,151	521,333
Verus Securitization Trust VRS
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	140,184	139,993
		17,986,664
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32%, 11/25/2027(2)(3)	3,192,000	16,046
Series K070, Class XAM 0.38%, 12/25/2027(2)(3)	1,984,000	13,606
Series K069, Class XAM 0.41%, 09/25/2027(2)(3)	2,042,000	15,364
Series K071, Class X1 0.41%, 11/25/2027(2)(3)	2,160,658	12,515
Series K127, Class X1 0.41%, 01/25/2031(2)(3)	1,112,638	16,082
Series K072, Class XAM 0.42%, 12/25/2027(2)(3)	2,208,000	17,727
Series K154, Class X1 0.43%, 11/25/2032(2)(3)	1,587,435	24,999
Series K134, Class XAM 0.44%, 11/25/2031(2)(3)	1,708,147	34,894
Series K070, Class X1 0.45%, 11/25/2027(2)(3)	1,941,282	14,200
Series K068, Class XAM 0.46%, 08/25/2027(2)(3)	1,898,000	14,974
Series K072, Class X1 0.49%, 12/25/2027(2)(3)	3,312,210	28,006
Series K068, Class X1 0.54%, 08/25/2027(2)(3)	1,218,960	10,196
Series K137, Class XAM 0.60%, 12/25/2031(2)(3)	1,554,125	43,680
Series K128, Class X1 0.61%, 03/25/2031(2)(3)	896,985	21,686
Series K132, Class X1 0.61%, 08/25/2031(2)(3)	353,532	9,403
Series K133, Class XAM 0.63%, 09/25/2031(2)(3)	1,156,618	34,857
Series K136, Class XAM 0.66%, 12/25/2031(2)(3)	2,614,411	81,267

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K067, Class X1 0.70%, 07/25/2027(2)(3)	$ 2,227,104	$ 23,320
Series K066, Class XAM 0.78%, 06/25/2027(2)(3)	2,696,000	38,897
Series K128, Class XAM 0.83%, 03/25/2031(2)(3)	386,416	14,649
Series K066, Class X1 0.87%, 06/25/2027(2)(3)	841,331	10,476
Series K125, Class XAM 0.87%, 01/25/2031(2)(3)	463,094	18,182
Series K132, Class XAM 0.95%, 09/25/2031(2)(3)	334,404	15,350
Series K124, Class XAM 1.03%, 01/25/2031(2)(3)	313,326	14,450
Series K131, Class XAM 1.04%, 07/25/2031(2)(3)	261,462	13,357
Series K122, Class XAM 1.17%, 11/25/2030(2)(3)	283,086	14,779
Series K097, Class X1 1.21%, 07/25/2029(2)(3)	160,516	6,221
Series K098, Class X1 1.26%, 08/25/2029(2)(3)	1,014,325	42,146
Series K118, Class XAM 1.26%, 09/25/2030(2)(3)	160,069	8,776
Series K129, Class XAM 1.32%, 05/25/2031(2)(3)	173,114	10,832
Series K114, Class XAM 1.44%, 06/25/2030(2)(3)	272,251	16,426
Series K116, Class XAM 1.70%, 08/25/2030(2)(3)	246,234	18,100
Series K112, Class XAM 1.77%, 05/25/2030(2)(3)	267,239	19,816
Series K109, Class XAM 1.91%, 04/25/2030(2)(3)	200,000	15,472
Series K111, Class XAM 1.91%, 05/25/2030(2)(3)	678,770	53,978
Series K110, Class XAM 1.95%, 04/25/2030(2)(3)	547,569	43,318
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	30,694	1,550
Series 4474, Class HJ 3.00%, 07/15/2039	16,925	16,238
Series 4096, Class DZ 3.50%, 08/15/2042	83,500	78,886
Series 4471, Class PI 4.50%, 12/15/2040(3)	3,448	321
Series 3629, Class CZ 5.00%, 01/15/2040	22,885	23,498
Series 3845, Class AI 5.50%, 02/15/2036(3)	8,274	1,337
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	57,459	49,639
Series 2019-3, Class MA 3.50%, 10/25/2058	37,693	36,248
Series 2019-3, Class MV 3.50%, 10/25/2058	54,420	50,604
Federal National Mtg. Assoc. REMIC
Series 2016-19, Class AD 2.00%, 04/25/2046	24,209	22,504
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	$ 30,951	$ 2,280
Series 2010-43, Class AH 3.25%, 05/25/2040	11,814	11,281
Series 2010-113, Class GB 4.00%, 10/25/2040	16,478	16,334
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	47,926	8,950
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	24,199	23,544
Series 2012-12, Class KN 4.50%, 09/20/2041	15,980	16,048
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 4.53%, (TSFR1M+0.21%), 09/20/2041	168,684	164,191
		1,331,500
Total Collateralized Mortgage Obligations (cost $19,585,057)		19,318,164
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.7%
U.S. Government — 10.7%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,319,742
2.38%, 02/15/2042	3,950,000	2,895,998
2.50%, 02/15/2045	3,429,000	2,437,671
4.00%, 11/15/2052	1,674,000	1,484,825
4.25%, 02/15/2054	2,600,000	2,407,539
4.75%, 11/15/2053	1,780,000	1,789,943
United States Treasury Notes
2.50%, 03/31/2027	2,400,000	2,350,875
3.88%, 12/31/2027	7,800,000	7,860,328
4.13%, 01/31/2027	500,000	503,887
4.25%, 06/30/2029 to 11/15/2034	9,880,000	10,037,136
4.50%, 04/15/2027(4)	9,450,000	9,606,146
		49,694,090
U.S. Government Agency — 10.0%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	744,898	562,571
2.00%, 03/01/2037 to 05/01/2052	1,378,212	1,152,061
2.50%, 08/01/2040 to 09/01/2052	4,289,053	3,578,736
3.00%, 01/01/2038 to 07/01/2052	3,111,829	2,749,572
3.50%, 11/01/2037 to 07/01/2052	999,854	929,911
4.00%, 08/01/2037 to 05/01/2052	477,519	457,852
4.50%, 04/01/2035 to 10/01/2052	807,510	777,702
5.00%, 09/01/2033 to 06/01/2053	1,400,691	1,380,040
5.50%, 12/01/2033 to 10/01/2053	537,769	539,774
6.00%, 04/01/2034 to 04/01/2054	1,066,786	1,086,394
6.50%, 05/01/2034 to 07/01/2037	42,331	44,138
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	387,516	293,507
2.00%, 07/01/2037 to 03/01/2052	3,410,597	2,886,932
2.50%, 11/01/2031 to 06/01/2052	5,614,456	4,759,437
3.00%, 11/01/2028 to 07/01/2052	2,936,027	2,589,487
3.50%, 04/01/2038 to 12/01/2053	2,389,813	2,218,888
4.00%, 09/01/2040 to 10/01/2050	1,246,575	1,199,826
4.50%, 08/01/2033 to 09/01/2052	685,178	676,486
5.00%, 03/01/2026 to 07/01/2053	412,169	411,280
5.50%, 02/01/2033 to 11/01/2053	1,852,339	1,867,142
6.00%, 04/01/2034 to 03/01/2054	752,244	772,195
6.50%, 06/01/2031 to 01/01/2054	1,114,965	1,149,342

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	$ 2,066,675	$ 1,686,317
2.50%, 08/20/2051 to 04/20/2052	1,952,441	1,664,210
3.00%, 04/20/2045 to 11/20/2052	1,990,625	1,771,100
3.50%, 12/15/2041 to 10/20/2052	1,669,147	1,528,884
4.00%, 01/20/2041 to 10/20/2052	945,379	888,313
4.50%, 07/20/2033 to 12/20/2052	2,112,188	2,036,880
5.00%, 07/20/2033 to 10/20/2054	1,670,792	1,642,811
5.50%, 11/15/2032 to 10/20/2054	995,599	999,113
6.00%, 09/15/2032 to 01/15/2038	158,343	164,897
6.00%, June 30 TBA	650,000	656,855
6.50%, 07/20/2054 to 04/20/2055	260,287	266,388
Uniform Mtg. Backed Securities
2.00%, May 30 TBA	1,600,307	1,268,978
		46,658,019
Total U.S. Government & Agency Obligations (cost $100,903,465)		96,352,109
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	187,957
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	625,000	626,903
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	814,317
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	520,000	529,991
Total Municipal Securities (cost $2,058,616)		2,159,168
Total Long-Term Investment Securities (cost $422,056,667)		461,045,215
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agency — 0.7%
Federal Home Loan Bank Disc. Notes
4.18%, 05/01/2025 (cost $3,394,000)	$ 3,394,000	$ 3,393,601
TOTAL INVESTMENTS (cost $425,450,667)	99.7%	464,438,816
Other assets less liabilities	0.3	1,209,217
NET ASSETS	100.0%	$465,648,033
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $35,884,293 representing 7.7% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
67	Long	U.S. Treasury 2 Year Notes	June 2025	$13,842,004	$13,945,946	$103,942
38	Long	U.S. Treasury 5 Year Notes	June 2025	4,056,931	4,149,422	92,491
						$196,433
						Unrealized (Depreciation)
11	Long	U.S. Treasury Ultra Bonds	June 2025	$1,357,597	$1,331,344	$(26,253)
		Net Unrealized Appreciation (Depreciation)				$170,180
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$277,444,090	$—	$—	$277,444,090
Convertible Preferred Stocks	1,307,455	—	—	1,307,455
Corporate Bonds & Notes	—	56,686,215	—	56,686,215
Asset Backed Securities	—	7,778,014	—	7,778,014
Collateralized Mortgage Obligations	—	19,318,164	—	19,318,164
U.S. Government & Agency Obligations	—	96,352,109	—	96,352,109
Municipal Securities	—	2,159,168	—	2,159,168
Short-Term Investments	—	3,393,601	—	3,393,601
Total Investments at Value	$278,751,545	$185,687,271	$—	$464,438,816
Other Financial Instruments:†
Futures Contracts	$196,433	$—	$—	$196,433
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$26,253	$—	$—	$26,253
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,450	$ 2,224,540
Hexcel Corp.	13,682	663,167
		2,887,707
Agriculture — 0.2%
Darling Ingredients, Inc.†	27,138	873,572
Airlines — 0.5%
Alaska Air Group, Inc.†	21,461	950,078
American Airlines Group, Inc.†	115,584	1,150,061
		2,100,139
Apparel — 0.9%
Capri Holdings, Ltd.†	19,740	296,890
Columbia Sportswear Co.	5,345	332,299
Crocs, Inc.†	9,591	924,764
PVH Corp.	9,631	664,346
Skechers USA, Inc., Class A†	22,540	1,082,371
Under Armour, Inc., Class A†	36,338	207,853
Under Armour, Inc., Class C†	16,484	89,673
VF Corp.	56,924	676,257
		4,274,453
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	12,210	1,138,338
Gentex Corp.	37,142	808,953
Goodyear Tire & Rubber Co.†	48,654	529,356
Lear Corp.	9,178	787,013
Visteon Corp.†	4,597	364,036
		3,627,696
Banks — 6.5%
Associated Banc-Corp.	29,840	658,270
Bank OZK	18,772	799,687
Columbia Banking System, Inc.	37,429	839,158
Comerica, Inc.	23,476	1,261,835
Commerce Bancshares, Inc.	21,930	1,332,028
Cullen/Frost Bankers, Inc.	11,356	1,322,633
East West Bancorp, Inc.	24,259	2,075,357
First Financial Bankshares, Inc.	22,098	740,504
First Horizon Corp.	92,918	1,679,957
FNB Corp.	66,816	874,621
Glacier Bancorp, Inc.	20,118	820,010
Hancock Whitney Corp.	14,708	766,140
Home BancShares, Inc.	34,788	965,367
International Bancshares Corp.	9,887	603,503
Old National Bancorp	57,410	1,182,072
Pinnacle Financial Partners, Inc.	13,547	1,357,951
Prosperity Bancshares, Inc.	17,674	1,200,065
SouthState Corp.	17,497	1,518,390
Synovus Financial Corp.	26,521	1,148,890
Texas Capital Bancshares, Inc.†	8,141	554,809
UMB Financial Corp.	12,287	1,161,982
United Bankshares, Inc.	24,399	836,642
Valley National Bancorp	84,063	722,942
Webster Financial Corp.	30,431	1,439,386
Western Alliance Bancorp	19,118	1,332,716
Wintrust Financial Corp.	12,235	1,360,165
Zions Bancorp NA	25,272	1,136,482
		29,691,562
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	1,383	339,941
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	26,811	$ 937,313
Coca-Cola Consolidated, Inc.	1,018	1,380,215
		2,657,469
Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.†	32,623	2,077,759
Bio-Rad Laboratories, Inc., Class A†	3,299	805,220
Cytokinetics, Inc.†	20,182	864,597
Exelixis, Inc.†	48,041	1,880,805
Halozyme Therapeutics, Inc.†	21,910	1,345,712
Illumina, Inc.†	27,123	2,104,744
Roivant Sciences, Ltd.†	70,761	822,243
Sarepta Therapeutics, Inc.†	16,305	1,017,432
United Therapeutics Corp.†	7,643	2,316,517
		13,235,029
Building Materials — 2.3%
AAON, Inc.	11,450	1,045,042
Eagle Materials, Inc.	5,660	1,281,368
Fortune Brands Innovations, Inc.	21,387	1,151,048
Knife River Corp.†	9,701	905,879
Louisiana-Pacific Corp.	10,670	920,928
Owens Corning	14,768	2,147,415
Simpson Manufacturing Co., Inc.	7,038	1,081,670
Trex Co., Inc.†	17,948	1,037,753
UFP Industries, Inc.	10,426	1,030,610
		10,601,713
Chemicals — 1.5%
Ashland, Inc.	7,858	427,397
Avient Corp.	15,902	529,696
Axalta Coating Systems, Ltd.†	37,777	1,227,752
Cabot Corp.	9,476	744,245
NewMarket Corp.	1,300	799,890
Olin Corp.	20,120	434,994
RPM International, Inc.	22,153	2,364,833
Westlake Corp.	5,944	549,404
		7,078,211
Commercial Services — 3.8%
Avis Budget Group, Inc.†	2,868	265,663
Brink's Co.	7,807	696,697
Euronet Worldwide, Inc.†	7,484	741,664
FTI Consulting, Inc.†	5,966	992,026
Graham Holdings Co., Class B	603	554,790
Grand Canyon Education, Inc.†	4,764	849,755
GXO Logistics, Inc.†	20,286	735,165
H&R Block, Inc.	23,065	1,392,434
Insperity, Inc.	6,072	394,741
ManpowerGroup, Inc.	8,206	353,432
Morningstar, Inc.	4,596	1,308,573
Paylocity Holding Corp.†	7,503	1,441,326
RB Global, Inc.	31,617	3,183,832
Service Corp. International	24,839	1,984,636
Shift4 Payments, Inc., Class A†	12,007	982,173
Valvoline, Inc.†	22,231	761,634
WEX, Inc.†	5,967	777,918
		17,416,459
Computers — 3.0%
ASGN, Inc.†	7,961	401,075
CACI International, Inc., Class A†	3,864	1,769,210
Crane NXT Co.	8,488	398,257
ExlService Holdings, Inc.†	27,659	1,340,908

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Genpact, Ltd.	27,762	$ 1,395,318
KBR, Inc.	23,322	1,231,635
Kyndryl Holdings, Inc.†	40,574	1,315,409
Lumentum Holdings, Inc.†	12,172	718,635
Maximus, Inc.	9,714	650,450
Parsons Corp.†	7,934	530,467
Pure Storage, Inc., Class A†	53,002	2,404,171
Qualys, Inc.†	6,185	777,516
Science Applications International Corp.	8,561	1,036,138
		13,969,189
Cosmetics/Personal Care — 0.3%
Coty, Inc., Class A†	60,526	305,656
e.l.f. Beauty, Inc.†	9,523	589,188
Perrigo Co. PLC	23,216	597,116
		1,491,960
Distribution/Wholesale — 1.3%
Core & Main, Inc., Class A†	32,605	1,717,631
Watsco, Inc.	5,952	2,736,968
WESCO International, Inc.	7,788	1,269,133
		5,723,732
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	5,309	879,330
Ally Financial, Inc.	46,973	1,534,138
Evercore, Inc., Class A	6,051	1,242,210
Federated Hermes, Inc.	17,181	697,720
Hamilton Lane, Inc., Class A	7,407	1,144,307
Houlihan Lokey, Inc.	11,331	1,836,528
Interactive Brokers Group, Inc., Class A	18,608	3,197,785
Janus Henderson Group PLC	27,321	907,330
Jefferies Financial Group, Inc.	29,871	1,395,872
SEI Investments Co.	16,475	1,289,828
SLM Corp.	35,958	1,039,546
Stifel Financial Corp.	20,329	1,741,992
Voya Financial, Inc.	18,083	1,070,514
		17,977,100
Electric — 1.5%
ALLETE, Inc.	9,734	637,480
Black Hills Corp.	12,266	746,999
IDACORP, Inc.	9,067	1,070,722
Northwestern Energy Group, Inc.	10,542	613,861
OGE Energy Corp.	35,501	1,611,035
Ormat Technologies, Inc.	9,612	697,831
Portland General Electric Co.	18,679	786,760
TXNM Energy, Inc.	15,646	832,367
		6,997,055
Electrical Components & Equipment — 1.1%
Acuity, Inc.	5,248	1,278,465
Belden, Inc.	7,170	739,299
EnerSys	6,812	589,919
Littelfuse, Inc.	4,244	773,724
Novanta, Inc.†	5,962	708,643
Universal Display Corp.	7,463	937,577
		5,027,627
Electronics — 2.8%
Arrow Electronics, Inc.†	9,086	1,011,817
Avnet, Inc.	15,670	736,333
Coherent Corp.†	26,647	1,713,935
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Flex, Ltd.†	66,443	$ 2,281,653
NEXTracker, Inc., Class A†	24,537	996,447
nVent Electric PLC	28,159	1,546,211
Sensata Technologies Holding PLC	25,581	547,433
TD SYNNEX Corp.	13,015	1,442,062
Vontier Corp.	25,842	822,034
Woodward, Inc.	10,140	1,901,960
		12,999,885
Engineering & Construction — 2.7%
AECOM	22,972	2,266,188
Comfort Systems USA, Inc.	6,061	2,409,551
EMCOR Group, Inc.	7,871	3,153,910
Exponent, Inc.	8,319	654,539
Fluor Corp.†	29,452	1,027,580
MasTec, Inc.†	10,613	1,351,247
TopBuild Corp.†	5,019	1,484,419
		12,347,434
Entertainment — 1.0%
Churchill Downs, Inc.	12,568	1,136,273
Light & Wonder, Inc.†	15,180	1,296,068
Marriott Vacations Worldwide Corp.	5,490	300,907
Vail Resorts, Inc.	6,433	895,474
Warner Music Group Corp., Class A	25,495	776,323
		4,405,045
Environmental Control — 0.7%
Clean Harbors, Inc.†	8,794	1,881,388
Tetra Tech, Inc.	45,714	1,425,820
		3,307,208
Food — 2.9%
Albertsons Cos., Inc., Class A	69,840	1,535,083
Flowers Foods, Inc.	32,888	578,500
Ingredion, Inc.	11,264	1,496,084
Lancaster Colony Corp.	3,211	522,687
Performance Food Group Co.†	26,528	2,139,749
Pilgrim's Pride Corp.	7,189	392,376
Post Holdings, Inc.†	8,006	906,039
Sprouts Farmers Market, Inc.†	17,073	2,919,483
US Foods Holding Corp.†	39,358	2,584,246
		13,074,247
Food Service — 0.3%
Aramark	46,061	1,539,819
Gas — 1.2%
National Fuel Gas Co.	15,673	1,203,373
New Jersey Resources Corp.	17,356	849,403
ONE Gas, Inc.	9,662	758,563
Southwest Gas Holdings, Inc.	10,178	734,953
Spire, Inc.	10,213	781,703
UGI Corp.	37,244	1,221,231
		5,549,226
Hand/Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	9,615	1,694,163
MSA Safety, Inc.	6,609	1,040,389
Regal Rexnord Corp.	11,282	1,194,087
		3,928,639
Healthcare-Products — 2.4%
Avantor, Inc.†	117,156	1,521,857
Bruker Corp.	18,956	759,377

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Dentsply Sirona, Inc.	34,061	$ 473,448
Envista Holdings Corp.†	29,362	472,141
Globus Medical, Inc., Class A†	19,600	1,406,692
Haemonetics Corp.†	8,628	543,737
Lantheus Holdings, Inc.†	11,906	1,242,272
LivaNova PLC†	9,339	345,543
Masimo Corp.†	7,666	1,233,919
Penumbra, Inc.†	6,593	1,930,694
Repligen Corp.†	8,922	1,231,147
		11,160,827
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	15,691	367,169
Amedisys, Inc.†	5,343	507,051
Chemed Corp.	2,494	1,450,286
Encompass Health Corp.	17,372	2,032,350
Ensign Group, Inc.	9,545	1,231,210
HealthEquity, Inc.†	14,992	1,285,114
Medpace Holdings, Inc.†	4,236	1,306,340
Sotera Health Co.†	25,763	296,274
Tenet Healthcare Corp.†	16,485	2,356,531
		10,832,325
Home Builders — 0.9%
KB Home	11,639	628,855
Taylor Morrison Home Corp.†	17,639	1,011,596
Thor Industries, Inc.	9,197	666,047
Toll Brothers, Inc.	17,079	1,722,759
		4,029,257
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	10,681	820,194
Somnigroup International, Inc.	32,966	2,012,904
Whirlpool Corp.	9,506	725,118
		3,558,216
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,435	374,575
Insurance — 5.4%
American Financial Group, Inc.	12,533	1,587,430
Brighthouse Financial, Inc.†	10,317	600,656
CNO Financial Group, Inc.	17,367	658,904
Essent Group, Ltd.	18,267	1,039,940
Fidelity National Financial, Inc.	45,280	2,900,184
First American Financial Corp.	17,604	1,070,499
Hanover Insurance Group, Inc.	6,246	1,037,461
Kemper Corp.	10,292	608,463
Kinsale Capital Group, Inc.	3,757	1,635,272
MGIC Investment Corp.	44,035	1,096,912
Old Republic International Corp.	42,036	1,580,554
Primerica, Inc.	6,006	1,573,992
Reinsurance Group of America, Inc.	11,281	2,113,044
RenaissanceRe Holdings, Ltd.	8,492	2,054,470
RLI Corp.	13,724	1,015,713
Ryan Specialty Holdings, Inc.	18,314	1,199,750
Selective Insurance Group, Inc.	10,201	889,833
Unum Group	28,082	2,180,848
		24,843,925
Internet — 0.7%
Chewy, Inc., Class A†	28,291	1,060,913
Security Description	Shares or Principal Amount	Value

Internet (continued)
Hims & Hers Health, Inc.†	32,705	$ 1,082,535
Maplebear, Inc.†	27,560	1,099,368
		3,242,816
Iron/Steel — 1.9%
ATI, Inc.†	24,413	1,327,579
Carpenter Technology Corp.	8,575	1,677,356
Cleveland-Cliffs, Inc.†	81,670	672,961
Commercial Metals Co.	19,252	857,484
Reliance, Inc.	9,281	2,675,062
United States Steel Corp.	38,649	1,689,348
		8,899,790
Leisure Time — 0.7%
Brunswick Corp.	11,404	525,154
Harley-Davidson, Inc.	19,575	438,871
Planet Fitness, Inc., Class A†	14,454	1,367,204
Polaris, Inc.	8,753	297,252
YETI Holdings, Inc.†	13,980	399,129
		3,027,610
Lodging — 0.9%
Boyd Gaming Corp.	11,689	808,177
Choice Hotels International, Inc.	3,769	475,309
Hilton Grand Vacations, Inc.†	10,250	344,707
Hyatt Hotels Corp., Class A	7,303	822,902
Travel & Leisure Co.	13,121	576,406
Wyndham Hotels & Resorts, Inc.	13,437	1,146,176
		4,173,677
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	15,615	1,703,909
Oshkosh Corp.	11,176	936,102
Terex Corp.	11,491	404,483
		3,044,494
Machinery-Diversified — 3.3%
AGCO Corp.	10,532	893,430
Applied Industrial Technologies, Inc.	6,645	1,616,596
Chart Industries, Inc.†	7,193	970,911
CNH Industrial NV	152,636	1,765,998
Cognex Corp.	28,645	782,008
Crane Co.	8,309	1,337,583
Esab Corp.	9,766	1,173,092
Flowserve Corp.	22,624	1,023,283
Graco, Inc.	27,938	2,280,020
Middleby Corp.†	9,219	1,229,354
Toro Co.	17,145	1,170,661
Watts Water Technologies, Inc., Class A	4,628	961,467
		15,204,403
Media — 0.5%
New York Times Co., Class A	27,784	1,446,435
Nexstar Media Group, Inc.	5,162	772,545
		2,218,980
Metal Fabricate/Hardware — 1.4%
Advanced Drainage Systems, Inc.	12,021	1,364,263
Mueller Industries, Inc.	19,470	1,432,213
RBC Bearings, Inc.†	5,350	1,757,850
Timken Co.	11,035	708,999
Valmont Industries, Inc.	3,446	1,010,436
		6,273,761

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.7%
Alcoa Corp.	44,209	$ 1,084,447
Royal Gold, Inc.	11,236	2,052,929
		3,137,376
Miscellaneous Manufacturing — 1.6%
Carlisle Cos., Inc.	7,624	2,893,156
Donaldson Co., Inc.	19,810	1,302,111
Fabrinet†	6,147	1,260,504
ITT, Inc.	13,922	1,907,592
		7,363,363
Oil & Gas — 2.7%
Antero Resources Corp.†	50,144	1,746,516
Chord Energy Corp.	10,408	939,114
Civitas Resources, Inc.	15,177	413,573
CNX Resources Corp.†	25,521	751,083
HF Sinclair Corp.	28,265	849,929
Matador Resources Co.	19,736	780,361
Murphy Oil Corp.	23,496	482,373
Ovintiv, Inc.	45,120	1,515,130
PBF Energy, Inc., Class A	16,452	282,645
Permian Resources Corp.	111,010	1,309,918
Range Resources Corp.	41,280	1,400,630
Valaris, Ltd.†	11,217	362,421
Viper Energy, Inc.	22,452	905,489
Weatherford International PLC	12,482	516,755
		12,255,937
Oil & Gas Services — 0.3%
ChampionX Corp.	32,603	786,711
NOV, Inc.	66,225	768,872
		1,555,583
Packaging & Containers — 1.7%
Amcor PLC	141,570	1,302,444
AptarGroup, Inc.	11,294	1,693,536
Crown Holdings, Inc.	20,261	1,951,742
Graphic Packaging Holding Co.	52,652	1,332,622
Greif, Inc., Class A	4,892	256,732
Silgan Holdings, Inc.	14,222	734,566
Sonoco Products Co.	16,780	687,980
		7,959,622
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	21,854	1,685,817
Jazz Pharmaceuticals PLC†	10,386	1,214,747
Neurocrine Biosciences, Inc.†	16,985	1,829,115
Option Care Health, Inc.†	29,061	938,961
		5,668,640
Pipelines — 0.6%
Antero Midstream Corp.	57,207	946,776
DT Midstream, Inc.	17,284	1,680,005
		2,626,781
Private Equity — 0.3%
Carlyle Group, Inc.	37,980	1,467,547
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	8,147	1,852,709
REITS — 7.5%
Agree Realty Corp.	18,091	1,404,042
American Homes 4 Rent, Class A	54,031	2,020,219
Security Description	Shares or Principal Amount	Value

REITS (continued)
Annaly Capital Management, Inc.	103,627	$ 2,031,089
Brixmor Property Group, Inc.	53,304	1,327,803
COPT Defense Properties	19,408	506,743
Cousins Properties, Inc.	28,602	787,699
CubeSmart	38,444	1,563,517
EastGroup Properties, Inc.	8,705	1,422,571
EPR Properties	13,215	654,010
Equity LifeStyle Properties, Inc.	32,579	2,110,468
First Industrial Realty Trust, Inc.	22,383	1,064,983
Gaming & Leisure Properties, Inc.	48,192	2,306,469
Healthcare Realty Trust, Inc.	59,740	927,762
Independence Realty Trust, Inc.	38,651	750,989
Kilroy Realty Corp.	18,313	577,043
Kite Realty Group Trust	36,520	790,658
Lamar Advertising Co., Class A	15,160	1,725,359
National Storage Affiliates Trust	12,233	455,068
NNN REIT, Inc.	32,054	1,317,740
Omega Healthcare Investors, Inc.	48,618	1,898,533
Park Hotels & Resorts, Inc.	36,281	360,633
PotlatchDeltic Corp.	12,017	461,333
Rayonier, Inc.	23,728	580,387
Rexford Industrial Realty, Inc.	38,019	1,258,429
Sabra Health Care REIT, Inc.	40,990	731,671
STAG Industrial, Inc.	30,520	1,008,076
Starwood Property Trust, Inc.	56,984	1,093,523
Vornado Realty Trust	28,781	1,015,394
WP Carey, Inc.	37,531	2,343,436
		34,495,647
Retail — 6.4%
Abercrombie & Fitch Co., Class A†	8,559	594,166
AutoNation, Inc.†	4,560	794,124
Bath & Body Works, Inc.	37,081	1,131,341
BJ's Wholesale Club Holdings, Inc.†	22,622	2,659,442
Burlington Stores, Inc.†	10,731	2,414,904
Casey's General Stores, Inc.	6,309	2,918,480
Cava Group, Inc.†	13,871	1,282,097
Dick's Sporting Goods, Inc.	9,907	1,859,940
FirstCash Holdings, Inc.	7,196	963,976
Five Below, Inc.†	9,315	706,915
Floor & Decor Holdings, Inc., Class A†	18,246	1,303,494
GameStop Corp., Class A†	69,488	1,935,936
Gap, Inc.	38,284	838,420
Lithia Motors, Inc.	4,574	1,339,084
Macy's, Inc.	48,285	551,415
MSC Industrial Direct Co., Inc., Class A	7,706	589,355
Murphy USA, Inc.	3,116	1,553,544
Nordstrom, Inc.	17,313	417,936
Ollie's Bargain Outlet Holdings, Inc.†	10,408	1,104,393
Penske Automotive Group, Inc.	3,296	513,088
RH†	2,569	472,773
Texas Roadhouse, Inc.	11,396	1,891,280
Wendy's Co.	30,068	375,850
Wingstop, Inc.	4,958	1,308,367
		29,520,320
Savings & Loans — 0.1%
Flagstar Financial, Inc.	51,805	606,637
Semiconductors — 2.2%
Allegro MicroSystems, Inc.†	22,175	422,877
Amkor Technology, Inc.	19,664	343,137
Cirrus Logic, Inc.†	9,041	868,298
Entegris, Inc.	25,810	2,042,087

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
IPG Photonics Corp.†	4,225	$ 253,035
Lattice Semiconductor Corp.†	23,449	1,147,360
MACOM Technology Solutions Holdings, Inc.†	10,170	1,055,137
MKS Instruments, Inc.	11,464	804,085
Onto Innovation, Inc.†	8,388	1,023,084
Power Integrations, Inc.	9,189	451,364
Rambus, Inc.†	18,145	885,295
Silicon Laboratories, Inc.†	5,540	563,750
Synaptics, Inc.†	6,674	371,475
		10,230,984
Software — 4.1%
Appfolio, Inc., Class A†	3,945	814,721
BILL Holdings, Inc.†	16,078	732,674
Blackbaud, Inc.†	6,686	404,770
Commvault Systems, Inc.†	7,549	1,261,664
Concentrix Corp.	7,960	406,438
DocuSign, Inc.†	34,582	2,827,079
Doximity, Inc., Class A†	22,862	1,300,391
Dropbox, Inc., Class A†	37,659	1,075,164
Duolingo, Inc. Class A†	6,476	2,522,273
Dynatrace, Inc.†	51,472	2,417,640
Guidewire Software, Inc.†	14,423	2,953,398
Manhattan Associates, Inc.†	10,441	1,852,129
ZoomInfo Technologies, Inc.†	46,933	401,746
		18,970,087
Telecommunications — 0.9%
Ciena Corp.†	24,652	1,655,628
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
EchoStar Corp., Class A†	20,667	$ 464,594
Frontier Communications Parent, Inc.†	38,027	1,378,479
Iridium Communications, Inc.	18,380	443,510
		3,942,211
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	57,811	918,617
Transportation — 1.5%
Kirby Corp.†	9,803	944,715
Knight-Swift Transportation Holdings, Inc.	27,387	1,072,749
Landstar System, Inc.	5,613	752,984
Ryder System, Inc.	7,446	1,025,091
Saia, Inc.†	4,514	1,101,416
XPO, Inc.†	20,105	2,133,542
		7,030,497
Trucking & Leasing — 0.2%
GATX Corp.	6,204	905,536
Water — 0.4%
Essential Utilities, Inc.	43,194	1,776,569
TOTAL INVESTMENTS (cost $394,662,335)	99.3%	455,951,495
Other assets less liabilities	0.7	3,201,342
NET ASSETS	100.0%	$459,152,837
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$455,951,495	$—	$—	$455,951,495
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Australia — 0.8%
Aristocrat Leisure, Ltd.	60,330	$ 2,582,991
Belgium — 1.0%
KBC Group NV	37,941	3,484,079
Bermuda — 1.1%
Hiscox, Ltd.	253,212	3,708,640
Canada — 4.5%
Agnico Eagle Mines, Ltd.	35,000	4,113,630
Constellation Software, Inc.	2,111	7,607,853
Tourmaline Oil Corp.	78,542	3,469,613
		15,191,096
China — 2.8%
ANTA Sports Products, Ltd.	271,000	3,212,962
Tencent Holdings, Ltd.	55,600	3,421,053
Tsingtao Brewery Co., Ltd.	432,000	3,058,023
		9,692,038
Denmark — 4.0%
DSV A/S	31,632	6,673,012
Tryg A/S	295,684	7,054,413
		13,727,425
Finland — 4.3%
Kone Oyj, Class B	125,757	7,764,281
Nordea Bank Abp	501,690	6,919,537
		14,683,818
France — 17.0%
Capgemini SE	54,011	8,556,916
Dassault Systemes SE	145,409	5,409,624
Legrand SA	65,739	7,171,698
L'Oreal SA	29,715	13,027,447
LVMH Moet Hennessy Louis Vuitton SE	10,190	5,632,194
Pernod Ricard SA	41,449	4,471,105
Safran SA	33,507	8,844,312
Sanofi SA	43,524	4,728,463
		57,841,759
Germany — 8.8%
Deutsche Boerse AG	10,775	3,460,533
Infineon Technologies AG	205,186	6,715,338
Merck KGaA	42,965	5,933,229
SAP SE	48,312	13,972,639
		30,081,739
Hong Kong — 1.9%
AIA Group, Ltd.	860,600	6,447,065
Italy — 1.1%
Moncler SpA	58,962	3,609,609
Japan — 7.8%
Keyence Corp.	24,058	10,068,756
Murata Manufacturing Co., Ltd.	359,000	5,559,001
SMC Corp.	14,900	4,842,657
Sony Group Corp.	232,300	6,126,754
		26,597,168
Jersey — 1.2%
Experian PLC	79,793	3,950,538
Security Description	Shares or Principal Amount	Value

Netherlands — 9.7%
ASML Holding NV	11,430	$ 7,542,490
Davide Campari-Milano NV	856,831	5,711,372
EXOR NV	69,409	6,518,429
QIAGEN NV	177,406	7,587,791
Universal Music Group NV	197,529	5,784,476
		33,144,558
Singapore — 1.0%
DBS Group Holdings, Ltd.	102,260	3,323,587
South Korea — 1.6%
Samsung Electronics Co., Ltd.	139,193	5,434,549
Spain — 2.2%
Amadeus IT Group SA	96,013	7,524,596
Sweden — 2.9%
Atlas Copco AB, Class A	286,248	4,437,873
Hexagon AB, Class B	576,739	5,589,872
		10,027,745
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,129	7,522,553
United Kingdom — 21.6%
Anglo American PLC	174,274	4,712,456
Associated British Foods PLC	211,356	5,813,758
AstraZeneca PLC	56,557	8,086,075
Haleon PLC	1,417,253	7,109,346
Halma PLC	228,327	8,386,275
InterContinental Hotels Group PLC	24,306	2,572,622
London Stock Exchange Group PLC	39,335	6,094,032
NatWest Group PLC	755,636	4,815,649
Reckitt Benckiser Group PLC	47,409	3,056,746
RELX PLC (LSE)	49,313	2,672,811
RELX PLC (XAMS)	54,752	2,963,594
Rightmove PLC	630,708	6,201,541
Shell PLC	188,610	6,134,458
St. James's Place PLC	396,882	4,967,663
		73,587,026
Total Common Stocks (cost $296,776,394)		332,162,579
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $296,776,394)	97.5%	332,162,579
Other assets less liabilities	2.5	8,535,907
NET ASSETS	100.0%	$340,698,486
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2025— (unaudited) — (continued)

Industry Allocation*
Machinery-Diversified	9.6%
Semiconductors	8.0
Software	8.0
Cosmetics/Personal Care	5.9
Pharmaceuticals	5.5
Banks	5.4
Insurance	5.1
Diversified Financial Services	4.2
Electronics	4.1
Beverages	3.9
Retail	3.7
Commercial Services	2.9
Internet	2.8
Oil & Gas	2.8
Aerospace/Defense	2.6
Mining	2.6
Computers	2.5
Entertainment	2.5
Healthcare-Products	2.2
Leisure Time	2.2
Electrical Components & Equipment	2.1
Transportation	1.9
Investment Companies	1.9
Home Furnishings	1.8
Apparel	1.7
Household Products/Wares	0.9
Lodging	0.7
97.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$332,162,579	$—	$—	$332,162,579
Warrants	—	—	0	0
Total Investments at Value	$332,162,579	$—	$0	$332,162,579
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 16.5%
Canada — 1.7%
Bank of Nova Scotia
4.30%, 03/20/2028*		$ 1,400,000	$ 1,414,246
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		1,900,000	1,965,492
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,200,000	1,221,839
			4,601,577
Cayman Islands — 0.8%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,105,522
5.25%, 01/29/2034		1,100,000	1,095,898
			2,201,420
Denmark — 0.2%
Danske Bank A/S
5.71%, 03/01/2030		500,000	515,728
Finland — 0.2%
Fortum Oyj
4.50%, 05/26/2033	EUR	500,000	605,160
France — 1.3%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	582,115
5.72%, 01/18/2030		1,300,000	1,329,402
Credit Agricole SA
1.25%, 01/26/2027*		650,000	633,105
5.13%, 03/11/2027		1,100,000	1,117,371
			3,661,993
Germany — 0.6%
Deutsche Bank AG
6.82%, 11/20/2029		800,000	849,983
7.15%, 07/13/2027		800,000	820,768
			1,670,751
Italy — 0.4%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	829,229
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	335,182
			1,164,411
Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	652,464
Jersey — 0.0%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	131,468
Luxembourg — 0.3%
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	396,333
3.25%, 11/13/2028	EUR	300,000	338,628
			734,961
Netherlands — 1.5%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	483,063
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	514,321
ING Groep NV
4.00%, 02/12/2035	EUR	300,000	346,847
Security Description		Shares or Principal Amount	Value

Netherlands (continued)
4.02%, 03/28/2028		$ 225,000	$ 223,048
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	693,332
Prosus NV
3.68%, 01/21/2030		560,000	519,758
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,185,080
			3,965,449
Spain — 0.3%
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	335,647
0.75%, 05/26/2028	EUR	100,000	109,242
6.04%, 06/15/2035		300,000	309,972
			754,861
SupraNational — 0.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	176,514
Switzerland — 0.9%
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	305,911
3.09%, 05/14/2032*		300,000	268,603
4.13%, 06/09/2033	EUR	300,000	349,629
5.43%, 02/08/2030		1,000,000	1,023,139
5.70%, 02/08/2035		600,000	612,938
			2,560,220
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/2030*		200,000	198,990
United Kingdom — 2.2%
Barclays PLC
5.69%, 03/12/2030		700,000	719,166
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	622,295
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	708,949
Nationwide Building Society
3.96%, 07/18/2030*		700,000	676,753
NatWest Group PLC FRS
5.60%, (SOFR+1.25%), 03/01/2028		700,000	701,610
Smith & Nephew PLC
5.40%, 03/20/2034		1,100,000	1,097,769
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	683,760
6.30%, 01/09/2029		800,000	830,901
			6,041,203
United States — 5.7%
Athene Global Funding FRS
5.08%, (SOFR+0.75%), 07/16/2026*		900,000	898,024
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	73,298
Bank of America Corp.
5.29%, 04/25/2034		300,000	300,815
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	647,043
Broadcom, Inc.
3.14%, 11/15/2035*		900,000	745,701
5.20%, 04/15/2032		300,000	304,819

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032		$ 300,000	$ 243,856
3.50%, 03/01/2042		200,000	134,189
6.65%, 02/01/2034		200,000	207,009
Citigroup, Inc.
3.98%, 03/20/2030		800,000	778,598
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	288,154
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,514,052
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	731,086
5.50%, 01/24/2036		300,000	305,240
6.09%, 10/23/2029		700,000	735,771
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	505,565
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,116,890
Morgan Stanley
3.96%, 03/21/2035	EUR	200,000	227,694
5.42%, 07/21/2034		700,000	707,363
5.47%, 01/18/2035		50,000	50,508
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	705,657
Morgan Stanley Bank NA FRS
5.24%, (SOFR+0.90%), 01/12/2029		900,000	896,040
ONEOK, Inc.
4.25%, 09/24/2027		400,000	397,714
PacifiCorp
5.45%, 02/15/2034		300,000	302,169
Philip Morris International, Inc.
3.75%, 01/15/2031	EUR	500,000	581,305
5.25%, 02/13/2034		500,000	505,065
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	324,446
4.75%, 02/01/2028		150,000	150,066
VMware, Inc.
4.70%, 05/15/2030		145,000	143,683
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	918,035
			15,439,855
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	45,240
Total Corporate Bonds & Notes (cost $44,158,839)			45,122,265
ASSET BACKED SECURITIES — 10.6%
Cayman Islands — 3.0%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 5.47%, (TSFR3M+1.20%), 01/20/2035*		700,000	695,654
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 5.42%, (TSFR3M+1.15%), 10/23/2034*		500,000	496,354
Crown Point CLO 7, Ltd. FRS
Series 2018-7A, Class AR 5.50%, (TSFR3M+1.23%), 10/20/2031*		572,753	572,752
Security Description		Shares or Principal Amount	Value

Cayman Islands (continued)
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 5.71%, (TSFR3M+1.43%), 07/28/2034*		$ 2,100,000	$ 2,095,269
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 5.64%, (TSFR3M+1.38%), 07/15/2034*		600,000	600,300
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 5.57%, (TSFR3M+1.25%), 11/13/2031*		928,467	926,403
Silver Rock CLO II, Ltd. FRS
Series 2021-2A, Class AR 5.31%, (TSFR3M+1.04%), 01/20/2035*		600,000	594,715
Trinitas CLO VI, Ltd. FRS
Series 2017-6A, Class ARRR 6.67%, (TSFR3M+1.33%), 01/25/2034*		700,000	698,411
Trinitas CLO XIV, Ltd. FRS
Series 2020-14A, Class A1R 5.62%, (TSFR3M+1.34%), 01/25/2034*		1,500,000	1,498,423
			8,178,281
Ireland — 3.3%
Arbour CLO DAC FRS
Series 11A, Class AR 3.89%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,586,130
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.85%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	790,380
Hayfin Emerald CLO X DAC FRS
Series 2024-10A, Class AR 3.59%, (3 ME+1.35%), 07/18/2038*	EUR	1,400,000	1,585,558
Invesco Euro CLO V DAC FRS
Series 2025-5A, Class AR 3.30%, (3 ME+1.02%), 01/15/2034*	EUR	1,100,000	1,217,693
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 3.55%, (3 ME+0.99%), 05/15/2034*	EUR	668,619	751,787
Providus CLO II DAC FRS
Series 2A, Class ARR 3.44%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	903,109
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 3.15%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,570,545
St Pauls CLO FRS
Series 11A, Class AR 3.11%, (3 ME+0.85%), 01/17/2032*	EUR	674,018	758,598
			9,163,800
Jersey — 0.5%
Bain Capital Credit CLO, Ltd. FRS
Series 2019-4A, Class A1RR 5.27%, (TSFR3M+0.99%), 04/23/2035*		400,000	395,582
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 5.40%, (TSFR3M+1.13%), 07/20/2032*		925,011	924,088
			1,319,670
United States — 3.8%
American Express Credit Account Master Trust
Series 2022-2, Class A 3.39%, 05/15/2027		925,000	924,537
Bank of America Auto Trust
Series 2023-2A, Class A2 5.85%, 08/17/2026*		81,146	81,235

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	$ 900,000	$ 903,517
BDS LLC FRS
Series 2025-FL14, Class A 5.60%, (TSFR1M+1.28%), 10/21/2042*	700,000	693,192
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	925,000	924,573
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027	600,000	602,437
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 5.12%, (TSFR1M+0.78%), 10/25/2035	29,273	28,702
Ford Credit Auto Lease Trust
Series 2024-A, Class A2A 5.24%, 07/15/2026	343,571	343,767
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*	725,000	737,684
Series 2023-C, Class A2A 5.68%, 09/15/2026	206,294	206,564
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	129,001	129,182
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	706,675
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.67%, (TSFR1M+0.34%), 04/25/2037	182,440	174,223
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028	1,250,000	1,267,053
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*	515,522	515,964
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.95%, (SOFR30A+1.60%), 05/25/2054*	176,244	176,420
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	53,447	53,518
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026	902,703	903,643
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	226,992
Santander Drive Auto Receivables Trust
Series 2024-1, Class A2 5.71%, 02/16/2027	25,262	25,277
Series 2023-6, Class A2 6.08%, 05/17/2027	45,868	45,903
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.75%, (SOFR90A+0.37%), 12/15/2032*	566,854	537,144
Security Description		Shares or Principal Amount	Value

United States (continued)
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		$ 89,797	$ 90,716
			10,298,918
Total Asset Backed Securities (cost $28,460,838)			28,960,669
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
Cayman Islands — 0.2%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.79%, (SOFR30A+1.45%), 01/15/2037*		600,055	599,682
Ireland — 0.3%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.20%, (1 ME+1.10%), 01/24/2063*	EUR	652,558	734,347
United Kingdom — 0.3%
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 5.26%, (SONIA+0.79%), 12/20/2066*	GBP	699,816	931,641
United States — 11.9%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	938,490
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	274,193
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(3)		800,000	790,645
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(3)		500,000	531,261
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	385,343
Series 2023-C20, Class ASB 5.86%, 07/15/2056		600,000	634,957
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056		600,000	630,385
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.66%, (TSFR1M+1.34%), 03/15/2041*		521,855	520,550
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054		150,000	152,196
Series 2023-C5, Class A5 5.77%, 06/15/2056		800,000	834,235
Series 2023-C5, Class ASB 5.99%, 06/15/2056		800,000	842,930
Series 2023-C7, Class A5 6.16%, 12/15/2056		1,100,000	1,176,984
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*		686,494	689,601
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.71%, (TSFR1M+1.39%), 03/15/2041*		432,352	431,811
Series 2024-XL4, Class A 5.76%, (TSFR1M+1.44%), 02/15/2039*		947,709	946,525

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 5.60%, (SOFR30A+1.25%), 05/25/2055*	$ 1,125,884	$ 1,112,358
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(3)	757,135	679,719
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.57%, 07/10/2028*(3)	500,000	522,927
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	239,284
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.98%, (TSFR1M+0.65%), 02/25/2036	187,671	156,328
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*	1,262,052	1,273,771
Series 2024-H3, Class A1 6.27%, 06/25/2069*	1,266,230	1,278,798
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(3)	1,528,230	1,346,549
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 5.25%, (SOFR30A+0.90%), 04/15/2049	731,161	732,843
Series 5513, Class MF 5.29%, (SOFR30A+0.94%), 11/25/2054	977,843	974,652
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	117,675	128,872
Series 2012-111, Class B 7.00%, 10/25/2042	32,424	35,078
Federal National Mtg. Assoc. REMIC FRS
Series 2025-19, Class FC 5.51%, (SOFR30A+1.16%), 03/25/2055	882,326	880,432
Series 2024-90, Class FA 5.85%, (SOFR30A+1.50%), 12/25/2054	970,448	974,563
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*	925,330	934,297
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	434,852
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(3)	557,849	479,646
Series 2024-1, Class A2 6.00%, 06/25/2054*(3)	680,133	682,817
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.92%, (TSFR1M+0.59%), 06/25/2047	138,173	124,680
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(3)	65,417	63,838
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	721,018
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.92%, 04/15/2055(3)	650,000	596,271
Security Description	Shares or Principal Amount	Value

United States (continued)
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	$ 475,000	$ 502,079
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(3)	500,000	533,754
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	1,206,441	1,210,338
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	739,070	741,557
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	625,212
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 5.39%, (TSFR1M+1.06%), 01/15/2036*	400,000	386,000
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	961,640	939,841
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 5.22%, (TSFR6M+1.09%), 11/20/2034	10,134	9,072
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(3)	606,327	537,290
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 5.10%, 07/25/2065*(3)	1,110,788	1,123,918
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*	522,998	527,609
Series 2024-4, Class A1 6.22%, 06/25/2069*	490,651	494,836
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 5.56%, (12 MTA+0.99%), 06/25/2046	174,976	138,786
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 6.55%, 12/28/2037(3)	70,085	62,635
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(3)	475,000	448,024
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(3)	18,192	16,535
		32,451,185
Total Collateralized Mortgage Obligations (cost $34,391,459)		34,716,855
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 81.3%
United States — 81.3%
United States Treasury Bonds
2.25%, 08/15/2049(4)	300,000	190,008
2.38%, 11/15/2049(4)	700,000	454,809
3.00%, 02/15/2048	1,800,000	1,351,125
3.00%, 08/15/2048(4)	650,000	485,621
3.38%, 11/15/2048	2,800,000	2,236,609
4.13%, 08/15/2044	9,325,000	8,643,109
4.50%, 11/15/2054	8,500,000	8,227,734
4.63%, 02/15/2055	2,800,000	2,770,688

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
United States Treasury Notes
0.13%, 10/15/2025(5)		$ 1,475,472	$ 1,474,780
0.38%, 07/15/2025(5)(6)		5,045,731	5,040,598
1.13%, 01/15/2033(5)		3,427,296	3,265,813
2.38%, 10/15/2028(4)(5)		5,000,954	5,225,456
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053		2,514,967	2,465,134
6.00%, 01/01/2053 to 07/01/2054		31,084,346	31,545,592
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030		283,900	275,411
3.00%, 06/01/2052		193,501	168,018
3.50%, 12/01/2054		196,661	177,526
5.00%, 10/01/2053 to 05/01/2054		906,619	888,889
5.50%, 11/01/2053 to 04/01/2054		2,189,835	2,190,431
Government National Mtg. Assoc.
3.00%, 07/20/2051 to 02/20/2055		5,433,727	4,794,235
3.00%, May 30 TBA		4,300,000	3,806,369
3.50%, May 30 TBA		9,400,000	8,538,257
3.50%, 10/20/2054 to 02/20/2055		6,483,901	5,891,636
Uniform Mtg. Backed Securities
3.00%, May 30 TBA		5,800,000	5,032,673
5.00%, June 30 TBA		44,800,000	43,831,716
6.50%, June 30 TBA		71,300,000	73,358,511
Total U.S. Government & Agency Obligations (cost $220,992,564)			222,330,748
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)		200,000	207,723
FOREIGN GOVERNMENT OBLIGATIONS — 31.9%
Australia — 1.5%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	1,700,000	853,769
2.00%, 03/08/2033	AUD	400,000	213,516
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	261,520
1.75%, 07/20/2034*	AUD	800,000	395,189
2.00%, 08/22/2033	AUD	2,000,000	1,047,530
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD	600,000	290,146
2.25%, 09/15/2033	AUD	1,300,000	690,621
4.25%, 12/20/2032	AUD	600,000	376,874
			4,129,165
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	836,530
Canada — 0.9%
Government of Canada
2.75%, 03/01/2030	CAD	100,000	72,795
Province of British Columbia, Canada
4.15%, 06/18/2034	CAD	500,000	376,066
4.95%, 06/18/2040	CAD	400,000	314,267
Province of Ontario, Canada
3.65%, 06/02/2033	CAD	200,000	146,659
Security Description		Shares or Principal Amount	Value

Canada (continued)
Province of Quebec, Canada
3.60%, 09/01/2033	CAD	1,500,000	$ 1,092,554
4.45%, 09/01/2034	CAD	600,000	460,724
			2,463,065
Cayman Islands — 0.2%
KSA Sukuk, Ltd.
5.25%, 06/04/2034		$ 400,000	409,192
France — 7.0%
Government of France
0.75%, 02/25/2028*	EUR	3,050,000	3,334,919
2.75%, 10/25/2027*	EUR	2,750,000	3,173,876
2.75%, 02/25/2030*	EUR	9,600,000	11,044,368
4.50%, 04/25/2041*	EUR	1,300,000	1,639,339
			19,192,502
Hungary — 0.2%
Republic of Hungary
5.50%, 03/26/2036		600,000	566,580
Israel — 1.1%
State of Israel
5.38%, 02/19/2030		1,100,000	1,110,197
5.50%, 03/12/2034		1,700,000	1,685,100
5.63%, 02/19/2035		200,000	198,660
			2,993,957
Japan — 5.6%
Development Bank of Japan, Inc.
4.00%, 08/28/2027*		700,000	701,978
Government of Japan
0.60%, 06/20/2029	JPY	120,000,000	831,699
1.30%, 06/20/2052	JPY	160,000,000	840,722
1.30%, 03/20/2063	JPY	140,000,000	626,935
1.40%, 12/20/2042	JPY	400,000,000	2,507,036
1.60%, 12/20/2053	JPY	50,000,000	277,605
2.00%, 12/20/2044	JPY	210,000,000	1,418,418
2.30%, 12/20/2054	JPY	658,000,000	4,275,988
2.40%, 03/20/2045	JPY	109,000,000	783,012
2.40%, 03/20/2055	JPY	125,000,000	830,230
Government of Japan CPI Linked Bond
0.10%, 03/10/2029(5)	JPY	309,710,800	2,234,321
			15,327,944
Malaysia — 0.2%
Government of Malaysia
2.63%, 04/15/2031	MYR	800,000	176,693
4.76%, 04/07/2037	MYR	1,400,000	354,531
			531,224
Peru — 1.9%
Republic of Peru
5.40%, 08/12/2034	PEN	9,300,000	2,336,480
6.95%, 08/12/2031	PEN	9,200,000	2,725,224
			5,061,704
Poland — 0.8%
Republic of Poland
4.63%, 03/18/2029		500,000	505,478
4.88%, 02/12/2030		200,000	203,911
5.13%, 09/18/2034		1,500,000	1,496,156
5.38%, 02/12/2035		100,000	101,045
			2,306,590

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania — 0.8%
Government of Romania
5.13%, 09/24/2031*	EUR	400,000	$ 433,664
5.25%, 05/30/2032*	EUR	100,000	108,529
5.63%, 02/22/2036	EUR	1,300,000	1,350,490
5.63%, 05/30/2037*	EUR	300,000	308,921
6.25%, 09/10/2034*	EUR	100,000	110,736
			2,312,340
Saudi Arabia — 1.6%
Kingdom of Saudi Arabia
3.38%, 03/05/2032*	EUR	400,000	452,698
3.75%, 03/05/2037*	EUR	100,000	110,725
4.75%, 01/16/2030		$ 2,500,000	2,508,812
5.13%, 01/13/2028*		800,000	812,357
5.38%, 01/13/2031*		400,000	411,602
			4,296,194
Serbia — 0.2%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	330,221
6.00%, 06/12/2034*		300,000	296,232
			626,453
Singapore — 1.0%
Republic of Singapore
2.38%, 07/01/2039	SGD	280,000	209,188
2.75%, 03/01/2035	SGD	1,350,000	1,056,899
3.25%, 06/01/2054	SGD	1,831,000	1,582,376
			2,848,463
South Africa — 1.6%
Republic of South Africa
8.00%, 01/31/2030	ZAR	28,400,000	1,479,616
8.88%, 02/28/2035	ZAR	58,800,000	2,834,729
			4,314,345
South Korea — 0.3%
Korea Expressway Corp.
5.00%, 05/14/2027*		700,000	711,603
Spain — 6.5%
Kingdom of Spain
0.01%, 01/31/2028	EUR	3,500,000	3,755,662
1.50%, 04/30/2027*	EUR	1,400,000	1,575,198
2.40%, 05/31/2028	EUR	2,300,000	2,630,470
3.55%, 10/31/2033*	EUR	8,300,000	9,827,575
			17,788,905
United Kingdom — 0.2%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	429,410
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(1)(2)		230,000	36,800
Total Foreign Government Obligations (cost $84,475,453)			87,182,966
Security Description		Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.31% versus USD_SOFR maturing 05/14/2025 (Counterparty: Bank of America, N.A.)		17,600,000	$ 167
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.70% versus USD-SOFR maturing 08/20/2025 (Counterparty: Goldman Sachs Bank USA)		25,400,000	1,585
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 4.75% versus USD-SOFR maturing 08/20/2025 (Counterparty: Goldman Sachs Bank USA)		15,000,000	816
Total Purchased Options (cost $63,040)			2,568
Total Long-Term Investment Securities (cost $412,742,193)			418,523,794
SHORT-TERM INVESTMENTS — 4.8%
Commercial Paper — 0.5%
CBRE Services, Inc. 4.90%, 05/15/2025		650,000	648,709
Cencora, Inc. 4.70%, 05/05/2025		500,000	499,678
Global Payments, Inc. 5.00%, 05/08/2025		300,000	299,672
			1,448,059
Sovereign — 2.3%
Central Bank of Nigeria 19.97%, 11/04/2025	NGN	150,000,000	82,264
Federative Republic of Brazil 13.46%, 10/01/2025	BRL	37,300,000	6,202,651
			6,284,915
U.S. Government — 1.8%
United States Treasury Bills
4.15%, 07/03/2025(4)		$ 1,051,000	1,043,284
4.19%, 07/10/2025(4)		447,000	443,354
4.20%, 06/26/2025(4)		5,000	4,967
4.21%, 07/10/2025 to 08/19/2025(4)		1,935,000	1,916,106
4.22%, 07/10/2025(4)		539,000	534,603
4.22%, 06/24/2025		800,000	794,930
			4,737,244
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 4.04%(7)		507,184	507,184
Total Short-Term Investments (cost $12,901,394)			12,977,402

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.9%
Agreement with Citigroup, bearing interest at 4.48% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $2,408,187 and collateralized by $2,358,800 of United States Treasury Notes, bearing interest at 4.63% due 06/15/2027 and having an approximate value of $2,448,836
(cost $2,400,000)	$ 2,400,000	$ 2,400,000
TOTAL INVESTMENTS (cost $428,043,587)	158.8%	433,901,196
Other assets less liabilities	(58.8)	(160,620,039)
NET ASSETS	100.0%	$273,281,157
FORWARD SALES CONTRACTS — (11.0%)
U.S. Government Agencies — (11.0%)
Uniform Mtg. Backed Securities — (11.0%)
2.00%, June 30 TBA	(25,900,000)	(20,547,762)
5.50%, June 30 TBA	(4,500,000)	(4,487,297)
2.00%, May 15 TBA	(4,100,000)	(3,723,734)
4.00%, May 30 TBA	(1,400,000)	(1,304,582)
4.50%, May 30 TBA	(100,000)	(95,625)
6.00%, May 30 TBA	(20,000)	(20,288)
Total Forward Sales Contracts (cost $(29,958,955))		(30,179,288)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $89,957,342 representing 32.8% of net assets.
†	Non-income producing security
(1)	Security in default of interest.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA	08/15/2017	20,000	$6,512
	10/23/2017	370,000	109,034
		390,000	115,546	$45,240	$32.56	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	07/27/2017	$230,000	93,621	36,800	16.00	0.0
				$82,040		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of April 30, 2025.
1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MYR—Malaysian Ringgit
PEN—Peruvian Sol

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

SGD—Singapore Dollar
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	7,300,000	MYR	Fixed 3.750%	3-Month KLIBO	Quarterly	Quarterly	Sep 2034	$ (18,050)	$ (16,063)	$ (34,113)
Goldman Sachs International	7,860,000	MYR	3-Month KLIBO	Fixed 3.500%	Quarterly	Quarterly	Mar 2030	3,643	14,395	18,038
								$(14,407)	$(1,668)	$(16,075)
Centrally Cleared	4,050,000	USD	12-Month SOFR	Fixed 3.750%	Annual	Annual	Jun 2034	$ (107,588)	$ 161,140	$ 53,552
Centrally Cleared	600,000	USD	Fixed 3.500%	12-Month SOFR	Annual	Annual	Jun 2054	42,014	(7,431)	34,583
Centrally Cleared	5,500,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Jun 2033	(149,287)	176,755	27,468
Centrally Cleared	2,500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2029	969	57,532	58,501
Centrally Cleared	42,300,000	CAD	12-Month CORRA	Fixed 3.500	Annual	Annual	Dec 2025	(88,371)	276,104	187,733
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(329,269)	53,759	(275,510)
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(39,289)	40,001	712
Centrally Cleared	2,300,000	NZD	3-Month NZDBB	Fixed 4.750	Semiannual	Quarterly	Jun 2029	15,195	60,988	76,183
Centrally Cleared	700,000	EUR	6-Month EURIBOR	Fixed 2.950	Annual	Semiannual	Jun 2029	—	28,058	28,058
Centrally Cleared	800,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(359,679)	(215,863)	(575,542)
Centrally Cleared	3,400,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2034	32,423	(71,945)	(39,522)
Centrally Cleared	2,500,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	73,543	38,126	111,669
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	26,493	(136,577)	(110,084)
Centrally Cleared	2,790,000	CNY	Fixed 2.250	3-Month CNRR	Quarterly	Quarterly	Sep 2029	(7,727)	(5,946)	(13,673)
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	15,809	(28,889)	(13,080)
Centrally Cleared	61,000,000	AUD	6-Month BBSW	Fixed 3.750	Semiannual	Semiannual	Mar 2030	43,859	253,381	297,240
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(4,650)	(16,581)	(21,231)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	354,285	65,402	419,687
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	273,009	(396,559)	(123,550)
Centrally Cleared	305,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	42,618	150,668	193,286
Centrally Cleared	12,110,000	SGD	Fixed 2.750	6-Month SORA	Semiannual	Semiannual	Sep 2029	61,375	(409,976)	(348,601)
Centrally Cleared	8,700,000	EUR	6-Month EURIBOR	Fixed 2.342	Semiannual	Annual	Jan 2030	7,305	96,988	104,293
Centrally Cleared	2,000,000	USD	Fixed 3.840	12-Month SOFR	Annual	Annual	Jun 2031	—	(47,387)	(47,387)
Centrally Cleared	7,000,000	EUR	12-Month ESTR	Fixed 2.028	Annual	Annual	Oct 2029	(1,035)	53,724	52,689
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	(22,464)	(22,464)
Centrally Cleared	5,600,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2035	11,687	130,596	142,283
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(7,089)	(7,089)
Centrally Cleared	2,000,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(875)	25,065	24,190
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	10,869	10,869
Centrally Cleared	950,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2035	(100,363)	80,412	(19,951)
Centrally Cleared	1,150,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	(30,866)	109,123	78,257
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(30,061)	26,841	(3,220)
Centrally Cleared	31,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Mar 2028	88,688	351,894	440,582
Centrally Cleared	28,030,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	1,852,291	(990,240)	862,051
Centrally Cleared	80,890,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2027	1,555,089	(979,306)	575,783
Centrally Cleared	950,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2030	34,886	(20,475)	14,411
Centrally Cleared	2,390,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	307,074	(65,176)	241,898
Centrally Cleared	500,000	USD	Fixed 3.954	12-Month SOFR	Annual	Annual	Nov 2054	—	(11,608)	(11,608)
Centrally Cleared	1,200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	(28,783)	(28,783)
Centrally Cleared	1,800,000	USD	Fixed 3.931	12-Month SOFR	Annual	Annual	Nov 2054	—	(34,448)	(34,448)
Centrally Cleared	400,000	USD	Fixed 3.964	12-Month SOFR	Annual	Annual	Nov 2054	—	(9,976)	(9,976)
Centrally Cleared	200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	(4,793)	(4,793)
Centrally Cleared	1,800,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2054	—	(55,669)	(55,669)
Centrally Cleared	3,200,000	USD	Fixed 4.116	12-Month SOFR	Annual	Annual	Nov 2054	—	(165,981)	(165,981)
Centrally Cleared	550,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2035	—	(17,506)	(17,506)
Centrally Cleared	1,700,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Mar 2027	(12,320)	18,005	5,685
Centrally Cleared	19,600,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Mar 2030	(525,947)	402,709	(123,238)
Centrally Cleared	1,100,000	GBP	Fixed 3.500	12-Month SONIA	Annual	Annual	Mar 2035	73,804	(23,935)	49,869
Centrally Cleared	700,000	GBP	Fixed 3.750	12-Month SONIA	Annual	Annual	Mar 2055	83,124	9,136	92,260
Centrally Cleared	7,800,000	USD	Fixed 4.100	12-Month SOFR	Annual	Annual	Dec 2031	(168,226)	(139,701)	(307,927)
Centrally Cleared	39,800,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	Sep 2027	(244,835)	388,344	143,509
Centrally Cleared	200,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Sep 2030	(2,896)	4,138	1,242
Centrally Cleared	6,120,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Sep 2035	(293,206)	169,607	(123,599)
Centrally Cleared	4,490,000	EUR	Fixed 2.250	6-Month EURIBOR	Annual	Semiannual	Sep 2055	366,737	(182,474)	184,263

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	2,400,000	USD	Fixed 3.765%	12-Month SOFR	Annual	Annual	Feb 2055	$ —	$ 23,431	$ 23,431
Centrally Cleared	200,000	USD	Fixed 3.773	12-Month SOFR	Annual	Annual	Mar 2055	—	1,679	1,679
Centrally Cleared	1,200,000	USD	Fixed 3.593	12-Month SOFR	Annual	Annual	Aug 2029	—	(14,599)	(14,599)
Centrally Cleared	5,600,000	EUR	Fixed 2.213	6-Month EURIBOR	Annual	Semiannual	Mar 2055	—	9,123	9,123
Centrally Cleared	1,900,000	EUR	Fixed 2.270	6-Month EURIBOR	Annual	Semiannual	Mar 2055	—	(7,478)	(7,478)
Centrally Cleared	100,000	EUR	Fixed 2.270	6-Month EURIBOR	Annual	Semiannual	Mar 2055	202	(595)	(393)
Centrally Cleared	300,000	EUR	Fixed 2.282	6-Month EURIBOR	Annual	Semiannual	Mar 2055	—	(1,532)	(1,532)
Centrally Cleared	1,000,000	USD	Fixed 3.782	12-Month SOFR	Annual	Annual	Nov 2053	—	8,409	8,409
Centrally Cleared	500,000	USD	Fixed 3.781	12-Month SOFR	Annual	Annual	Nov 2053	—	4,281	4,281
Centrally Cleared	1,900,000	USD	Fixed 3.791	12-Month SOFR	Annual	Annual	Nov 2053	—	13,214	13,214
Centrally Cleared	1,500,000	USD	Fixed 3.887	12-Month SOFR	Annual	Annual	Nov 2053	—	(14,425)	(14,425)
Centrally Cleared	500,000	USD	Fixed 3.914	12-Month SOFR	Annual	Annual	Nov 2053	—	(7,134)	(7,134)
Centrally Cleared	205,390,000	KRW	3-Month KSDA	Fixed 2.500%	Quarterly	Quarterly	Sep 2030	(408)	2,251	1,843
Centrally Cleared	1,300,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2027	(7,977)	7,484	(493)
Centrally Cleared	100,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2030	(1,422)	1,108	(314)
Centrally Cleared	6,000,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2035	245,272	(60,341)	184,931
Centrally Cleared	3,400,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2055	(368,838)	30,705	(338,133)
Centrally Cleared	180,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2030	12,549	(222)	12,327
Centrally Cleared	120,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Jun 2035	14,441	(478)	13,963
Centrally Cleared	40,000,000	JPY	Fixed 2.000	12-Month TONA	Annual	Annual	Jun 2055	(2,190)	(3,977)	(6,167)
Centrally Cleared	591,000	USD	Fixed 3.930	12-Month SOFR	Annual	Annual	Jun 2055	2,193	(14,740)	(12,547)
Centrally Cleared	761,000	USD	Fixed 3.960	12-Month SOFR	Annual	Annual	Jun 2055	(3,267)	(16,966)	(20,233)
Centrally Cleared	648,000	USD	Fixed 4.005	12-Month SOFR	Annual	Annual	Sep 2055	(8,406)	(14,613)	(23,019)
								$2,747,936	$(912,828)	$1,835,108
								$2,733,529	$(914,496)	$1,819,033
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	$ 6,600,000	USD	$ 6,600,000	1.000%	Quarterly	Dec 2034	$ (34,517)	$ 40,452	$ 5,935
Centrally Cleared	iTraxx Europe Series 43	5,430,000	EUR	5,430,000	1.000	Quarterly	Jun 2030	(116,161)	21,944	(94,217)
Centrally Cleared	iTraxx Europe Series 43	5,200,000	EUR	5,200,000	1.000	Quarterly	Jun 2035	(12,050)	39,825	27,775
Centrally Cleared	CDX Investment Grade Index Series 44	34,000,000	USD	34,000,000	1.000	Quarterly	Jun 2035	(68,008)	205,929	137,921
				$51,230,000				$(230,736)	$308,150	$77,414
Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 43	0.6236%	100,000,000	USD	100,000,000	1.000%	Quarterly	Dec 2029	$1,986,760	$(390,740)	$1,596,020
Centrally Cleared	Ford Motor Co.	2.3482	700,000	USD	700,000	5.000	Quarterly	Dec 2029	100,126	(25,192)	74,934
Centrally Cleared	CDX Investment Grade Index Series 44	0.682	137,800,000	USD	137,800,000	1.000	Quarterly	Jun 2030	2,233,812	(202,033)	2,031,779
					238,500,000				$4,320,698	$(617,965)	$3,702,733

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Currency Swaps
Counterparty (OTC)/ Centrally cleared	Currency	Notional Amount Received	Currency	Notional Amount Delivered	Payments Received	Payments Made	Payment Frequency	Maturity Date	Upfront payment paid (received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs Bank USA	JPY	900,000,000	USD	5,896,516	3-Month SOFR	3-Month TONAR	Quarterly	Sep 2030	$—	$ (834)	$ (834)
Goldman Sachs International	JPY	5,158,600,000	USD	34,896,366	3-Month SOFR	3-Month TONAR	Quarterly	Dec 2026	—	8,307	8,307
									$—	$7,473	$7,473
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
BBSW—Bank Bill Swap Reference Rate
CNRR—China 7-day Reverse Repo Rate
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KLIBO—Kuala Lumpur Interbank Offered Rate
KSDA—Korean Securities Dealers Association
NZDBB—New Zealand Bank Dollar Bill
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
TONA—Tokyo Overnight Average Rate
Written Options on Futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Exchange - Traded	Call option on 10 Year U.S. Treasury Note Futures	113.00	5/23/2025	4	$—	$1,605	$2,063	$(458)
Puts
Exchange - Traded	Put option on 10 Year U.S. Treasury Note Futures	109.00	5/23/2025	4	—	1,083	188	895
						$2,688	$2,251	$437
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.13% versus EUR_EURIBOR maturing 05/06/2025	2.13	5/6/2025	$1,000,000	$1,831	$ 2,073	$ (242)
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.35% versus USD-SOFR maturing 05/05/2025	3.35	5/5/2025	1,000,000	4,875	74	4,801
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.53% versus USD-SOFR maturing 05/19/2025	3.53	5/19/2025	300,000	1,170	1,613	(443)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.32% versus EUR_EURIBOR maturing 05/22/2025	2.32	5/22/2025	$300,000	$959	$ 777	$ 182
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.46% versus USD-SOFR maturing 05/22/2025	3.46	5/22/2025	900,000	3,105	6,695	(3,590)
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.57% versus USD-SOFR maturing 05/27/2025	3.57	5/27/2025	700,000	2,713	5,424	(2,711)
Goldman Sachs Bank USA	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.45% versus USD-SOFR maturing 05/29/2025	3.45	5/29/2025	1,000,000	4,100	4,746	(646)
					$18,753	$21,402	$(2,649)
Puts
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.25% versus USD_SOFR maturing 06/23/2025	4.25	6/23/2025	4,600,000	43,700	1,202	42,498
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.33% versus USD_SOFR maturing 09/25/2025	4.33	9/25/2025	6,200,000	68,200	9,872	58,328
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.28% versus USD_SOFR maturing 06/25/2025	4.28	6/25/2025	6,500,000	65,000	1,732	63,268
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.45% versus EUR_EURIBOR maturing 05/06/2025	2.45	5/6/2025	1,000,000	1,831	-	1,831
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.75% versus USD-SOFR maturing 05/05/2025	3.75	5/5/2025	1,000,000	4,875	761	4,114
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.98% versus USD-SOFR maturing 05/19/2025	3.99	5/19/2025	300,000	1,170	281	889
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.64% versus EUR_EURIBOR maturing 05/22/2025	2.64	5/22/2025	300,000	959	304	655
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.91% versus USD-SOFR maturing 05/22/2025	3.91	5/22/2025	900,000	3,105	542	2,563
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.97% versus USD-SOFR maturing 05/27/2025	3.97	5/27/2025	700,000	2,713	1,105	1,608
Goldman Sachs Bank USA	Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.85% versus USD-SOFR maturing 05/29/2025	3.85	5/29/2025	1,000,000	4,100	3,415	685
					$195,653	$19,214	$176,439
					$214,406	$40,616	$173,790
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Australian 3 Year Bonds	June 2025	$ 2,111,109	$ 2,137,653	$ 26,544
6	Long	Canada 5 Year Bonds	June 2025	500,769	503,685	2,916
108	Long	Euro-BTP	June 2025	14,693,740	14,717,224	23,484
13	Long	Long Gilt	June 2025	1,598,308	1,620,244	21,936
160	Long	U.S. Treasury 10 Year Notes	June 2025	17,683,772	17,955,000	271,228
219	Long	U.S. Treasury 5 Year Notes	June 2025	23,430,734	23,913,773	483,039

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
145	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	16,467,922	$16,636,485	$ 168,563
29	Short	U.S. Treasury Ultra Bonds	June 2025	3,523,273	3,509,906	13,367
						$1,011,077
						Unrealized (Depreciation)
4	Long	Euro Buxl 30 Year Bonds	June 2025	$ 575,352	$ 562,347	$ (13,005)
236	Short	Australian 10 Year Bonds	June 2025	17,018,385	17,380,297	(361,912)
53	Short	Canada 10 Year Bonds	June 2025	4,742,509	4,754,083	(11,574)
110	Short	Euro-BOBL	June 2025	14,793,838	14,907,520	(113,682)
128	Short	Euro-BTP	June 2025	15,575,131	15,688,076	(112,945)
186	Short	Euro-BUND	June 2025	27,698,456	27,767,390	(68,934)
56	Short	Euro-OAT	June 2025	7,939,605	7,970,555	(30,950)
33	Short	Euro-Schatz	June 2025	3,997,954	4,021,404	(23,450)
72	Short	Japan 10 Year Bonds	June 2025	69,487,351	70,826,689	(1,339,338)
27	Short	U.S. Treasury Long Bonds	June 2025	3,089,602	3,148,875	(59,273)
						$(2,135,063)
		Net Unrealized Appreciation (Depreciation)				$(1,123,986)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	15,256,000	USD	9,532,200	05/02/2025	$ —	$ (240,033)
	AUD	12,379,000	USD	7,873,174	06/03/2025	—	(58,854)
	BRL	7,874,667	USD	1,339,062	05/05/2025	—	(48,508)
	BRL	7,928,641	USD	1,383,948	06/03/2025	—	(2,846)
	CAD	22,580,166	USD	15,774,561	05/02/2025	—	(605,314)
	CHF	3,610,000	USD	4,127,324	05/02/2025	—	(246,578)
	CNY	282,093	USD	39,114	06/06/2025	—	(46)
	EUR	6,146,000	USD	6,788,440	05/02/2025	—	(174,059)
	EUR	47,777,730	USD	54,275,023	06/03/2025	55,203	—
	GBP	2,293,000	USD	2,950,290	05/02/2025	—	(105,593)
	IDR	22,939,437,900	USD	1,371,000	05/21/2025	—	(14,078)
	ILS	236,000	USD	63,948	05/21/2025	—	(926)
	JPY	2,008,016,901	USD	13,577,739	05/02/2025	—	(466,302)
	KRW	10,895,465,830	USD	7,524,378	06/18/2025	—	(144,638)
	MXN	5,817,000	USD	282,097	06/18/2025	—	(12,781)
	NOK	2,880,000	USD	278,467	05/02/2025	1,634	—
	NOK	637,223	USD	61,316	06/03/2025	64	—
	PEN	8,479,731	USD	2,312,696	06/18/2025	3,012	—
	PLN	2,594,194	USD	683,316	06/06/2025	—	(2,367)
	SEK	3,664,536	USD	379,652	05/02/2025	516	—
	SGD	12,456,814	USD	9,297,183	05/02/2025	—	(240,229)
	SGD	9,591,669	USD	7,335,327	06/03/2025	—	(20,411)
	TWD	26,500,141	USD	834,000	08/20/2025	—	(6,303)
	USD	1,827,279	AUD	2,877,000	05/02/2025	15,584	—
	USD	1,383,949	BRL	7,874,667	05/05/2025	3,621	—
	USD	6,817,526	BRL	39,649,238	06/03/2025	117,503	—
	USD	8,923,204	CAD	12,702,126	05/02/2025	291,044	—
	USD	2,309,307	CHF	1,901,000	05/02/2025	—	(6,042)
	USD	39,114	CNY	281,819	05/08/2025	—	(263)
	USD	3,614,381	DKK	24,920,000	05/02/2025	167,680	—
	USD	3,798,202	DKK	24,874,311	06/03/2025	—	(14,958)
	USD	63,710,042	EUR	56,375,730	05/02/2025	155,233	—
	USD	3,909,301	GBP	2,958,000	05/02/2025	32,828	—
	USD	361,170	GBP	271,000	06/03/2025	32	—
	USD	436,000	IDR	7,364,188,400	05/21/2025	8,648	—
	USD	2,139,000	INR	183,824,322	05/06/2025	36,335	—
	USD	3,487,900	INR	298,754,657	06/30/2025	28,625	—

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	4,847,427	JPY	692,000,000	05/02/2025	$ —	$ (7,590)
	USD	1,044,000	KRW	1,489,320,710	06/18/2025	4,291	—
	USD	212,030	MXN	4,181,000	06/18/2025	—	(85)
	USD	215,097	NOK	2,245,000	05/02/2025	697	—
	USD	892,842	SEK	8,810,000	05/02/2025	18,648	—
	USD	379,652	SEK	3,657,340	06/03/2025	—	(594)
	USD	3,567,410	SGD	4,676,874	05/02/2025	13,384	—
	USD	911,000	TWD	28,980,185	08/20/2025	7,944	—
	ZAR	10,034,000	USD	535,277	06/23/2025	—	(2,087)
						962,526	(2,421,485)
BNP Paribas SA	USD	273,671	CAD	378,000	05/02/2025	533	—
Goldman Sachs Bank USA	BRL	6,432,959	USD	1,105,000	05/05/2025	—	(28,531)
	BRL	37,300,000	USD	6,095,095	10/02/2025	—	(240,992)
	CNY	282,429	USD	39,301	05/08/2025	366	—
	DKK	24,805,000	USD	3,541,801	04/01/2026	—	(306,358)
	EGP	43,383,072	USD	853,153	05/06/2025	64	—
	EUR	50,229,730	USD	54,262,253	05/02/2025	—	(2,640,522)
	GBP	394,000	USD	509,681	05/02/2025	—	(15,403)
	IDR	20,712,815,600	USD	1,233,640	05/07/2025	—	(15,055)
	INR	264,064,809	USD	3,092,697	05/06/2025	—	(32,185)
	INR	231,890,774	USD	2,742,387	05/07/2025	—	(1,101)
	KRW	226,026,859	USD	158,000	06/18/2025	—	(1,094)
	MYR	2,258,843	USD	506,467	05/21/2025	—	(17,428)
	PEN	8,913,641	USD	2,382,032	06/18/2025	—	(45,839)
	PEN	1,244,642	USD	338,494	12/12/2025	1,205	—
	SEK	5,127,528	USD	511,592	05/02/2025	—	(18,906)
	SGD	1,329,000	USD	1,012,704	05/02/2025	—	(4,830)
	TWD	232,430,312	USD	7,087,332	08/20/2025	—	(282,891)
	USD	1,102,201	BRL	6,432,959	05/05/2025	31,330	—
	USD	832,369	EGP	43,383,072	05/06/2025	20,719	—
	USD	60,000	EGP	3,176,100	05/29/2025	1,781	—
	USD	220,000	EGP	11,706,200	06/18/2025	5,616	—
	USD	200,000	EGP	11,020,000	08/25/2025	5,887	—
	USD	1,252,741	IDR	20,792,995,118	05/07/2025	788	—
	USD	2,527,662	IDR	42,536,073,956	05/21/2025	40,656	—
	USD	755,132	IDR	12,700,867,161	05/28/2025	11,551	—
	USD	934,000	INR	80,098,906	05/06/2025	13,872	—
	USD	2,722,697	INR	232,194,356	05/07/2025	24,383	—
	USD	3,123,387	INR	265,486,780	06/30/2025	1,555	—
	USD	372,000	KRW	525,952,814	06/18/2025	—	(1,796)
	USD	110,000	KZT	57,502,500	09/08/2025	—	(2,905)
	USD	310,000	KZT	160,657,500	09/11/2025	—	(11,006)
	USD	451,525	MXN	9,061,000	06/18/2025	7,800	—
	USD	262,000	NGN	411,864,000	05/12/2025	—	(5,820)
	USD	2,733,629	PLN	10,570,541	06/06/2025	60,316	—
	USD	2,309,121	PLN	8,916,717	06/13/2025	47,325	—
	USD	893,856	SGD	1,178,583	05/02/2025	8,512	—
	USD	302,000	TWD	9,892,750	08/20/2025	11,693	—
	ZAR	58,459,957	USD	3,081,559	06/23/2025	—	(49,224)
						295,419	(3,721,886)
Goldman Sachs International	PLN	3,141,000	USD	829,986	06/06/2025	—	(226)
Unrealized Appreciation (Depreciation)						$1,258,478	$(6,143,597)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
KZT—Kazakhstani Tenge
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
U.S. Government & Agency Obligations	81.3%
Foreign Government Obligations	31.9
Collateralized Mortgage Obligations	12.7
Banks	10.7
Other Asset Backed Securities	7.3
Short-Term Investments	4.8
Auto Loan Receivables	2.0
Investment Companies	1.2
Credit Card Receivables	1.1
Repurchase Agreements	0.9
Pharmaceuticals	0.6
Diversified Financial Services	0.4
Healthcare-Products	0.4
Agriculture	0.4
Semiconductors	0.4
Electric	0.3
Insurance	0.3
Real Estate	0.3
Savings & Loans	0.2
Media	0.2
Internet	0.2
Lodging	0.2
Telecommunications	0.2
Commercial and Residential	0.2
Mining	0.1
Pipelines	0.1
Commercial Services	0.1
Municipal Securities	0.1
Multi-National	0.1
Software	0.1
158.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$45,122,265	$—	$45,122,265
Asset Backed Securities	—	28,960,669	—	28,960,669
Collateralized Mortgage Obligations	—	34,716,855	—	34,716,855
U.S. Government & Agency Obligations	—	222,330,748	—	222,330,748
Foreign Government Obligations	—	87,182,966	—	87,182,966
Municipal Securities	—	207,723	—	207,723
Purchased Options	—	2,568	—	2,568
Short-Term Investments:
Unaffiliated Investment Companies	507,184	—	—	507,184
Other Short-Term Investments	—	12,470,218	—	12,470,218
Repurchase Agreements	—	2,400,000	—	2,400,000
Total Investments at Value	$507,184	$433,394,012	$—	$433,901,196
Other Financial Instruments:†
Swaps	$—	$3,671,902	$—	$3,671,902
Futures Contracts	1,011,077	—	—	1,011,077
Forward Foreign Currency Contracts	—	1,258,478	—	1,258,478
Written Options	895	181,422	—	182,317
Total Other Financial Instruments	$1,011,972	$5,111,802	$—	$6,123,774
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$30,179,288	$—	$30,179,288
Other Financial Instruments:†
Swaps	$—	$4,888,740	$—	$4,888,740
Futures Contracts	2,135,063	—	—	2,135,063
Forward Foreign Currency Contracts	—	6,143,597	—	6,143,597
Written Options	458	7,632	—	8,090
Total Other Financial Instruments	$2,135,521	$11,039,969	$—	$13,175,490
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 3.4%
AGL Energy, Ltd.	724,246	$ 4,931,426
Aurizon Holdings, Ltd.	404,394	792,646
Brambles, Ltd.	26,712	351,105
Downer EDI, Ltd.	139,278	509,415
JB Hi-Fi, Ltd.	11,749	779,600
Metcash, Ltd.	68,820	141,946
Rio Tinto, Ltd.	53,871	4,040,779
Scentre Group	96,415	223,566
Sims, Ltd.	19,570	183,270
Suncorp Group, Ltd.	137,638	1,786,204
Telstra Group, Ltd.	239,454	691,754
Viva Energy Group, Ltd.*	196,403	216,386
		14,648,097
Austria — 0.6%
Strabag SE	2,202	192,828
voestalpine AG	69,582	1,825,610
Wienerberger AG	18,075	632,307
		2,650,745
Belgium — 1.1%
Ageas SA	43,122	2,699,006
Bekaert SA	6,207	238,371
bpost SA	73,725	117,762
Colruyt Group NV	6,516	312,982
Proximus SADP	119,149	913,801
UCB SA	1,359	248,098
		4,530,020
Bermuda — 0.6%
China Gas Holdings, Ltd.	102,400	92,688
First Pacific Co., Ltd.	182,000	122,497
Golden Ocean Group, Ltd.	40,108	307,266
Jardine Matheson Holdings, Ltd.	20,100	893,646
Kerry Properties, Ltd.	202,000	474,553
Skyworth Group, Ltd.	1,184,000	454,938
Yue Yuen Industrial Holdings, Ltd.	318,500	457,487
		2,803,075
Canada — 7.3%
Atco, Ltd., Class I	34,551	1,298,983
Bank of Nova Scotia	18,200	910,660
Bausch Health Cos., Inc.†	51,800	275,420
Canadian Tire Corp., Ltd., Class A	2,691	294,515
Canfor Corp.†	20,800	198,706
CGI, Inc.	3,000	318,105
CI Financial Corp.	81,320	1,843,356
Empire Co., Ltd., Class A	14,200	527,376
Finning International, Inc.	13,700	386,673
George Weston, Ltd.	2,951	574,959
H&R Real Estate Investment Trust	42,119	299,715
IGM Financial, Inc.	14,200	451,256
Imperial Oil, Ltd.	8,700	586,837
Loblaw Cos., Ltd.	3,200	519,483
Magna International, Inc.	197,509	6,862,528
Manulife Financial Corp.	28,400	870,376
Nutrien, Ltd.	56,900	3,248,245
Onex Corp.	11,381	805,817
RioCan Real Estate Investment Trust	33,007	412,288
Sun Life Financial, Inc.	6,622	394,601
Security Description	Shares or Principal Amount	Value

Canada (continued)
Suncor Energy, Inc.	244,845	$ 8,647,543
West Fraser Timber Co., Ltd.	24,900	1,843,568
		31,571,010
Denmark — 2.5%
AP Moller-Maersk A/S, Series B	5,813	9,911,831
D/S Norden A/S	11,845	321,428
H Lundbeck A/S	117,768	560,153
H Lundbeck A/S, Class A	6,058	24,962
		10,818,374
Finland — 2.3%
Fortum Oyj	106,361	1,776,642
Kesko Oyj, Class B	43,560	996,809
Kone Oyj, Class B	17,405	1,074,591
Nokia Oyj	615,034	3,057,999
Outokumpu Oyj	268,688	1,026,989
Sampo Oyj, Class A	186,669	1,864,725
		9,797,755
France — 4.4%
Amundi SA*	2,059	161,762
AXA SA	23,464	1,104,981
Carrefour SA	21,844	336,422
Cie de Saint-Gobain SA	24,096	2,606,879
Cie Generale des Etablissements Michelin SCA	35,253	1,284,753
Orange SA	65,403	947,264
Renault SA	58,699	3,100,764
Sanofi SA	68,432	7,434,477
Valeo SE	186,536	1,831,699
		18,809,001
Germany — 10.9%
Aurubis AG	9,656	837,366
BASF SE	206,933	10,462,350
Bayer AG	109,176	2,848,352
Bayerische Motoren Werke AG	25,099	2,112,603
BioNTech SE ADR†	14,593	1,519,861
Fresenius Medical Care AG	5,749	289,883
Fresenius SE & Co. KGaA†	38,329	1,814,999
Hapag-Lloyd AG*	957	149,394
Heidelberg Materials AG	39,465	7,790,360
Mercedes-Benz Group AG	43,569	2,589,770
Volkswagen AG (Preference Shares)	151,673	16,398,771
		46,813,709
Hong Kong — 2.2%
CK Asset Holdings, Ltd.	208,000	851,514
Hang Lung Properties, Ltd.	121,000	99,382
Kingboard Holdings, Ltd.	282,500	759,467
Kingboard Laminates Holdings, Ltd.	531,000	555,265
New World Development Co., Ltd.†	192,000	117,840
PCCW, Ltd.	221,000	147,322
Sino Land Co., Ltd.	244,000	251,060
SITC International Holdings Co., Ltd.	191,000	528,257
Sun Hung Kai Properties, Ltd.	139,000	1,319,995
Swire Pacific, Ltd., Class A	169,500	1,466,482
Want Want China Holdings, Ltd.	69,000	45,285
WH Group, Ltd.*	3,000,500	2,684,959
Wharf Holdings, Ltd.	223,000	560,117
Xinyi Glass Holdings, Ltd.	122,000	114,361
		9,501,306

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel — 1.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	453,086	$ 687,945
Check Point Software Technologies, Ltd.†	4,893	1,074,307
G City, Ltd.	41,985	145,401
ICL Group, Ltd.	39,390	262,674
Oil Refineries, Ltd.	1,808,346	454,125
Paz Retail & Energy, Ltd.	1,253	176,851
Plus500, Ltd.	14,120	576,952
ZIM Integrated Shipping Services, Ltd.	246,744	3,787,521
		7,165,776
Italy — 0.8%
Enel SpA	158,411	1,371,762
Telecom Italia SpA†	4,740,024	1,868,669
Unipol Assicurazioni SpA	13,603	242,710
		3,483,141
Japan — 20.2%
AGC, Inc.	31,500	981,043
Alfresa Holdings Corp.	65,800	990,820
Alps Alpine Co., Ltd.	110,500	1,119,066
Amada Co., Ltd.	37,500	374,003
Arcs Co., Ltd.	13,000	261,036
Astellas Pharma, Inc.	43,100	430,307
Bic Camera, Inc.	37,700	403,816
Bridgestone Corp.	14,400	603,374
Brother Industries, Ltd.	42,500	746,232
Canon Marketing Japan, Inc.	14,400	510,617
Canon, Inc.	159,600	4,915,921
Chubu Electric Power Co., Inc.	107,200	1,388,547
Coca-Cola Bottlers Japan Holdings, Inc.	39,100	732,749
COMSYS Holdings Corp.	20,200	447,429
Dai Nippon Printing Co., Ltd.	107,200	1,492,763
Daicel Corp.	48,200	409,083
Dai-ichi Life Holdings, Inc.	171,200	1,226,706
Daito Trust Construction Co., Ltd.	24,200	2,684,375
DCM Holdings Co., Ltd.	21,900	208,002
Denka Co., Ltd.	17,600	239,603
Dowa Holdings Co., Ltd.	6,800	217,726
Edion Corp.	72,600	967,797
Electric Power Development Co., Ltd.	60,100	1,052,738
Fujitsu, Ltd.	281,500	6,203,710
Furukawa Electric Co., Ltd.	23,100	721,532
H2O Retailing Corp.	63,700	869,203
Hakuhodo DY Holdings, Inc.	29,600	222,031
Hino Motors, Ltd.†	194,400	617,136
Hirose Electric Co., Ltd.	1,100	124,748
Idemitsu Kosan Co., Ltd.	65,000	402,102
Inabata & Co., Ltd.	18,300	392,289
Isuzu Motors, Ltd.	57,900	780,140
Itoham Yonekyu Holdings, Inc.	13,800	431,914
Izumi Co., Ltd.	11,400	262,556
Japan Post Holdings Co., Ltd.	1,573,600	15,242,943
Japan Post Insurance Co., Ltd.	13,400	267,991
JFE Holdings, Inc.	20,800	241,488
JGC Holdings Corp.	5,800	46,488
Kamigumi Co., Ltd.	6,000	146,622
Kandenko Co., Ltd.	30,600	607,377
Kaneka Corp.	6,900	168,229
Kansai Paint Co., Ltd.	11,500	172,926
Kao Corp.	15,500	662,040
KDDI Corp.	8,200	144,724
Kewpie Corp.	10,400	236,324
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kinden Corp.	2,100	$ 54,402
Konica Minolta, Inc.†	183,700	562,483
K's Holdings Corp.	96,800	927,176
Medipal Holdings Corp.	77,800	1,320,881
MEIJI Holdings Co., Ltd.	49,100	1,206,724
Mitsubishi Chemical Group Corp.	176,200	851,547
Mitsubishi Gas Chemical Co., Inc.	6,700	101,803
Mitsubishi Materials Corp.	52,000	815,932
Mitsubishi Shokuhin Co., Ltd.	8,500	317,457
Mitsui Mining & Smelting Co., Ltd.	5,100	138,147
Morinaga Milk Industry Co., Ltd.	9,600	227,881
MS&AD Insurance Group Holdings, Inc.	215,100	4,881,798
Nagase & Co., Ltd.	6,400	112,396
Nikon Corp.	68,500	656,111
Nippon Electric Glass Co., Ltd.	7,500	171,737
Nippon Shokubai Co., Ltd.	20,200	236,641
Nippon Telegraph & Telephone Corp.	450,200	470,100
Nippon Television Holdings, Inc.	14,300	329,946
Nisshinbo Holdings, Inc.	18,400	109,527
Nitto Denko Corp.	28,100	491,426
Omron Corp.	11,900	352,056
Otsuka Corp.	3,400	75,405
PALTAC Corp.	10,300	284,838
Panasonic Holdings Corp.	145,200	1,666,479
Persol Holdings Co., Ltd.	692,200	1,248,555
Ricoh Co., Ltd.	48,300	508,741
Sankyu, Inc.	8,400	367,125
Seiko Epson Corp.	57,500	799,885
Seino Holdings Co., Ltd.	34,500	542,425
Sekisui Chemical Co., Ltd.	63,700	1,108,891
Sekisui House, Ltd.	38,000	870,667
SG Holdings Co., Ltd.	13,300	139,949
Shimamura Co., Ltd.	11,300	751,753
Sohgo Security Services Co., Ltd.	16,100	126,847
Sompo Holdings, Inc.	25,200	818,674
Subaru Corp.	35,800	649,122
Sugi Holdings Co., Ltd.	34,400	722,982
Sumitomo Chemical Co., Ltd.	98,100	235,816
Sumitomo Heavy Industries, Ltd.	2,500	51,948
Sumitomo Pharma Co., Ltd.†	130,000	715,555
Suzuken Co., Ltd.	38,900	1,408,214
Taiyo Yuden Co., Ltd.	48,400	730,164
Teijin, Ltd.	4,900	40,868
TIS, Inc.	18,000	520,059
Toho Gas Co., Ltd.	8,900	265,357
Tokai Rika Co., Ltd.	10,200	151,880
Toppan Holdings, Inc.	26,800	749,568
Toyo Seikan Group Holdings, Ltd.	50,300	876,679
TS Tech Co., Ltd.	14,000	158,036
Tsuruha Holdings, Inc.	7,200	577,843
UBE Corp.	16,400	239,382
United Super Markets Holdings, Inc.	37,600	241,673
Yamada Holdings Co., Ltd.	423,400	1,367,507
Yamaha Corp.	8,400	61,099
Yamato Holdings Co., Ltd.	151,000	2,140,698
		86,919,121
Jersey — 2.2%
Glencore PLC	2,916,676	9,499,966
Luxembourg — 2.4%
ArcelorMittal SA	354,392	10,406,184

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 6.8%
ABN AMRO Bank NV CVA*	18,363	$ 378,606
Akzo Nobel NV	10,029	631,237
Koninklijke Ahold Delhaize NV	472,820	19,357,826
NN Group NV	99,962	6,103,744
Randstad NV	76,069	3,035,077
		29,506,490
New Zealand — 0.1%
Air New Zealand, Ltd.	333,661	114,953
Contact Energy, Ltd.	22,890	120,466
Fletcher Building, Ltd.†	93,433	170,383
		405,802
Norway — 1.3%
DNO ASA	288,171	329,848
Leroy Seafood Group ASA	13,257	57,802
Telenor ASA	119,526	1,794,602
Yara International ASA	109,502	3,528,180
		5,710,432
Portugal — 0.1%
Navigator Co. SA	69,894	264,935
Singapore — 0.5%
ComfortDelGro Corp., Ltd.	730,800	856,078
Hutchison Port Holdings Trust	1,950,100	290,565
Jardine Cycle & Carriage, Ltd.	19,100	379,192
JOYY, Inc. ADR	12,792	526,519
Venture Corp., Ltd.	16,500	146,543
		2,198,897
Spain — 3.2%
Endesa SA	18,223	547,064
Mapfre SA	606,951	2,154,891
Naturgy Energy Group SA	15,634	464,736
Telefonica SA	2,043,080	10,456,930
		13,623,621
Sweden — 2.5%
Electrolux AB, Class B†	88,433	548,961
H & M Hennes & Mauritz AB, Class B	38,462	557,302
Peab AB, Class B	84,357	700,393
Samhallsbyggnadsbolaget i Norden AB	1,599,899	649,196
Skanska AB, Class B	55,150	1,277,542
Tele2 AB, Class B	74,980	1,103,503
Telefonaktiebolaget LM Ericsson, Class B	679,178	5,718,432
Telia Co. AB	90,546	338,652
		10,893,981
Switzerland — 5.8%
Adecco Group AG	15,984	414,827
Novartis AG	25,679	2,918,075
Roche Holding AG	57,473	18,752,625
Sandoz Group AG	13,970	605,618
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swatch Group AG	6,688	$ 1,151,874
Swiss Life Holding AG	133	132,460
Zurich Insurance Group AG	1,426	1,006,242
		24,981,721
United Kingdom — 15.7%
Aberdeen Group PLC	418,995	824,191
British American Tobacco PLC	119,422	5,169,315
BT Group PLC	345,816	800,991
Centrica PLC	1,533,575	3,273,140
Currys PLC†	522,170	772,445
Direct Line Insurance Group PLC	666,072	2,512,119
Evraz PLC†(1)	204,785	0
GSK PLC	246,561	4,874,663
Imperial Brands PLC	124,309	5,092,594
International Distribution Services PLC	557,198	2,723,777
Kingfisher PLC	578,140	2,212,840
M&G PLC	667,252	1,844,299
NatWest Group PLC	1,374,845	8,761,853
Pearson PLC	5,947	94,829
Persimmon PLC	157,691	2,721,506
Rio Tinto PLC	135,468	8,028,538
Taylor Wimpey PLC	978,400	1,531,448
Vodafone Group PLC	16,875,950	16,476,607
		67,715,155
Total Long-Term Investment Securities (cost $394,118,506)		424,718,314
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 04/30/2025, to be repurchased 05/01/2025 in the amount of $6,738,887 and collateralized by $5,177,400 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $6,873,610 (cost $6,738,632)	$ 6,738,632	6,738,632
TOTAL INVESTMENTS (cost $400,857,138)	100.1%	431,456,946
Other assets less liabilities	(0.1)	(574,221)
NET ASSETS	100.0%	$430,882,725
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $3,591,107 representing 0.8% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Telecommunications	10.6%
Insurance	10.4
Pharmaceuticals	10.1
Food	6.7
Auto Manufacturers	6.1
Mining	5.5
Chemicals	5.3

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Transportation	5.2%
Building Materials	3.3
Iron/Steel	3.2
Retail	3.2
Electric	2.8
Auto Parts & Equipment	2.4
Oil & Gas	2.4
Agriculture	2.4
Banks	2.3
Real Estate	1.9
Commercial Services	1.8
Computers	1.8
Office/Business Equipment	1.6
Repurchase Agreements	1.5
Home Builders	1.5
Gas	1.0
Diversified Financial Services	0.9
Engineering & Construction	0.8
Home Furnishings	0.6
Electronics	0.5
Healthcare-Services	0.5
Electrical Components & Equipment	0.5
Biotechnology	0.4
Machinery-Diversified	0.4
REITS	0.3
Holding Companies-Diversified	0.2
Packaging & Containers	0.2
Private Equity	0.2
Distribution/Wholesale	0.2
Hand/Machine Tools	0.2
Beverages	0.2
Miscellaneous Manufacturing	0.2
Cosmetics/Personal Care	0.2
Internet	0.1
Software	0.1
Forest Products & Paper	0.1
Apparel	0.1
Media	0.1
Advertising	0.1
100.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$67,715,155	$—	$0	$67,715,155
Other Countries	357,003,159	—	—	357,003,159
Repurchase Agreements	—	6,738,632	—	6,738,632
Total Investments at Value	$424,718,314	$6,738,632	$0	$431,456,946
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 93.6%
Advertising — 0.7%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 1,935,000	$ 1,722,150
Airlines — 1.5%
Air Canada
3.88%, 08/15/2026*	1,285,000	1,260,900
American Airlines, Inc.
8.50%, 05/15/2029*	1,805,000	1,839,645
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	711,692
		3,812,237
Banks — 0.4%
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	910,000	925,616
Building Materials — 0.9%
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	295,000	296,663
6.75%, 03/01/2033*	730,000	732,731
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,320,022
		2,349,416
Chemicals — 1.8%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,630,000	1,268,531
Methanex Corp.
5.13%, 10/15/2027	765,000	750,917
5.25%, 12/15/2029	66,000	62,687
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	601,280
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,265,417
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(1)	1,278,400	761,093
		4,709,925
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	509,510
Commercial Services — 7.5%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	515,000	526,001
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,395,000	1,335,781
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	655,000	602,891
8.25%, 01/15/2030*	700,000	698,390
Block, Inc.
6.50%, 05/15/2032*	1,000,000	1,020,280
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	365,119
Champions Financing, Inc.
8.75%, 02/15/2029*	1,510,000	1,329,427
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,661,832
8.13%, 09/15/2029*	15,000	15,020
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	362,000	357,315
8.63%, 05/15/2032*	1,351,000	1,379,275
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Garda World Security Corp.
8.38%, 11/15/2032*	$ 1,207,000	$ 1,190,613
Hertz Corp.
4.63%, 12/01/2026*	1,737,000	1,450,657
12.63%, 07/15/2029*	405,000	393,915
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,337,000	1,173,319
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	1,286,000	1,284,940
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	682,000	691,716
Veritiv Operating Co.
10.50%, 11/30/2030*	1,205,000	1,258,681
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,583,000	1,526,339
WEX, Inc.
6.50%, 03/15/2033*	1,037,000	1,008,372
		19,269,883
Computers — 0.9%
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,005,000	1,027,338
McAfee Corp.
7.38%, 02/15/2030*	448,000	386,976
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	972,938
		2,387,252
Cosmetics/Personal Care — 1.2%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,299,175
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,680,000	1,667,642
		2,966,817
Diversified Financial Services — 7.4%
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	1,340,000	1,301,962
Ally Financial, Inc.
6.65%, 01/17/2040	150,000	142,842
6.70%, 02/14/2033	1,861,000	1,848,014
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	674,000	709,064
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,125,317
6.88%, 04/15/2030*	305,000	304,386
9.25%, 07/01/2031*	109,000	114,836
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	1,790,000	1,438,904
Credit Acceptance Corp.
6.63%, 03/15/2030*	15,000	14,718
9.25%, 12/15/2028*	1,200,000	1,268,171
EZCORP, Inc.
7.38%, 04/01/2032*	786,000	822,856
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,307,778
goeasy, Ltd.
6.88%, 05/15/2030*	790,000	770,476
7.63%, 07/01/2029*	650,000	655,188
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	626,000	615,283
7.13%, 04/30/2031*	1,090,000	1,124,141

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
LFS Topco LLC
5.88%, 10/15/2026*	$ 942,000	$ 901,289
OneMain Finance Corp.
5.38%, 11/15/2029	804,000	768,584
6.63%, 05/15/2029	471,000	472,373
Planet Financial Group LLC
10.50%, 12/15/2029*	1,279,000	1,261,350
Rfna LP
7.88%, 02/15/2030*	708,000	696,452
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	1,275,000	1,308,722
		18,972,706
Electric — 4.3%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	1,295,000	1,272,272
Calpine Corp.
3.75%, 03/01/2031*	732,000	676,705
5.00%, 02/01/2031*	995,000	957,081
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	885,427
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,307,714
5.25%, 06/15/2029*	1,054,000	1,041,449
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,563,065
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,563,269
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,806,174
		11,073,156
Electrical Components & Equipment — 0.8%
EnerSys
4.38%, 12/15/2027*	1,000,000	969,832
6.63%, 01/15/2032*	159,000	162,335
WESCO Distribution, Inc.
6.38%, 03/15/2033*	962,000	973,170
		2,105,337
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,279,532
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,417,594
		2,697,126
Entertainment — 2.0%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,250,262
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	1,160,000	1,070,858
6.50%, 02/15/2032*	203,000	204,063
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,210,000	1,164,274
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,468,481
		5,157,938
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.4%
Reworld Holding Corp.
4.88%, 12/01/2029*	$ 305,000	$ 284,986
5.00%, 09/01/2030	793,000	728,213
		1,013,199
Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	899,707
5.88%, 02/15/2028*	847,000	846,359
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,785,000	2,328,964
Performance Food Group, Inc.
4.25%, 08/01/2029*	480,000	454,298
5.50%, 10/15/2027*	835,000	828,155
		5,357,483
Forest Products & Paper — 0.4%
Magnera Corp.
4.75%, 11/15/2029*	1,224,000	1,066,600
Gas — 0.5%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	180,000	184,663
7.75%, 05/01/2035*	1,035,000	1,062,840
		1,247,503
Healthcare-Products — 1.3%
Insulet Corp.
6.50%, 04/01/2033*	890,000	907,982
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,297,551
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	375,000	377,870
Sotera Health Holdings LLC
7.38%, 06/01/2031*	633,000	649,231
		3,232,634
Healthcare-Services — 2.1%
Concentra Health Services, Inc.
6.88%, 07/15/2032*	1,248,000	1,277,698
LifePoint Health, Inc.
5.38%, 01/15/2029*	1,455,000	1,309,800
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	1,009,635
6.25%, 01/15/2033*	660,000	655,034
Select Medical Corp.
6.25%, 12/01/2032*	1,045,000	1,037,636
		5,289,803
Home Builders — 0.4%
Mattamy Group Corp.
4.63%, 03/01/2030*	95,000	86,905
5.25%, 12/15/2027*	958,000	930,578
		1,017,483
Insurance — 2.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,295,000	1,292,345
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,007,000	1,024,615

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	$ 1,210,000	$ 1,242,692
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,197,180
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,250,000	1,280,619
		6,037,451
Internet — 1.8%
Cogent Communications Group LLC
7.00%, 06/15/2027*	740,000	743,622
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	633,000	635,001
Gen Digital, Inc.
6.25%, 04/01/2033*	295,000	294,204
6.75%, 09/30/2027*	437,000	444,164
7.13%, 09/30/2030*	275,000	283,146
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,389,000	1,254,939
ION Trading Technologies SARL
5.75%, 05/15/2028*	1,110,000	998,610
		4,653,686
Iron/Steel — 2.5%
ATI, Inc.
4.88%, 10/01/2029	734,000	701,228
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	290,000	286,102
6.25%, 10/01/2040	238,000	187,918
7.00%, 03/15/2032*	1,255,000	1,179,054
7.38%, 05/01/2033*	350,000	329,023
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,084,827
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	999,721
8.50%, 05/01/2030*	371,000	337,018
9.25%, 10/01/2028*	1,341,000	1,268,202
		6,373,093
Leisure Time — 2.6%
Carnival Corp.
5.75%, 03/01/2027*	1,406,000	1,401,031
6.00%, 05/01/2029*	1,133,000	1,126,324
NCL Corp., Ltd.
6.75%, 02/01/2032*	1,165,000	1,137,552
7.75%, 02/15/2029*	1,304,000	1,345,784
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/2028*	319,000	318,673
6.00%, 02/01/2033*	1,365,000	1,368,758
		6,698,122
Lodging — 2.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,412,000	1,228,732
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,494,332
5.75%, 07/21/2028*	504,000	475,344
Station Casinos LLC
6.63%, 03/15/2032*	1,239,000	1,231,813
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Travel & Leisure Co.
4.50%, 12/01/2029*	$ 52,000	$ 48,738
6.00%, 04/01/2027	859,000	863,833
		5,342,792
Media — 5.4%
Belo Corp.
7.25%, 09/15/2027	422,000	433,290
7.75%, 06/01/2027	984,000	1,017,013
Cable One, Inc.
4.00%, 11/15/2030*	1,568,000	1,275,395
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	1,161,000	1,132,735
5.38%, 06/01/2029*	873,000	853,959
CSC Holdings LLC
4.50%, 11/15/2031*	206,000	140,083
4.63%, 12/01/2030*	1,822,000	842,727
5.50%, 04/15/2027*	205,000	190,482
5.75%, 01/15/2030*	1,506,000	755,318
11.75%, 01/31/2029*	340,000	321,442
Paramount Global
6.25%, 02/28/2057	564,000	520,561
6.38%, 03/30/2062	830,000	798,398
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	478,000	410,167
4.00%, 07/15/2028*	2,031,000	1,910,616
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,405,000	1,288,385
Univision Communications, Inc.
7.38%, 06/30/2030*	424,000	386,198
8.50%, 07/31/2031*	1,005,000	948,998
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	714,518
		13,940,285
Mining — 1.5%
Capstone Copper Corp.
6.75%, 03/31/2033*	298,000	292,803
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,250,000	2,036,321
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	746,657
Novelis Corp.
4.75%, 01/30/2030*	585,000	543,983
6.88%, 01/30/2030*	230,000	233,314
		3,853,078
Oil & Gas — 5.2%
Atlas Sand Co. LLC
5.00%, 01/31/2026(3)(4)	197,913	190,788
Baytex Energy Corp.
7.38%, 03/15/2032*	1,239,000	1,068,222
Civitas Resources, Inc.
8.63%, 11/01/2030*	735,000	708,391
Comstock Resources, Inc.
5.88%, 01/15/2030*	498,000	450,815
6.75%, 03/01/2029*	558,000	531,880
Crescent Energy Finance LLC
7.38%, 01/15/2033*	585,000	517,735
7.63%, 04/01/2032*	662,000	601,498
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	308,000	288,381
6.00%, 02/01/2031*	1,165,000	1,045,675
6.25%, 04/15/2032*	270,000	234,866

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
7.25%, 02/15/2035*	$ 640,000	$ 557,582
Nabors Industries, Inc.
7.38%, 05/15/2027*	871,000	821,257
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	1,961,636
Talos Production, Inc.
9.38%, 02/01/2031*	1,167,000	1,097,244
Valaris, Ltd.
8.38%, 04/30/2030*	1,222,000	1,145,000
Vital Energy, Inc.
7.88%, 04/15/2032*	1,041,000	808,745
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	1,456,000	1,332,240
		13,361,955
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	280,522
6.63%, 09/01/2032*	830,000	825,330
6.88%, 04/01/2027*	257,000	256,638
Kodiak Gas Services LLC
7.25%, 02/15/2029*	1,255,000	1,274,625
Weatherford International, Ltd.
8.63%, 04/30/2030*	998,000	989,224
		3,626,339
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,321,731
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	240,000	245,400
8.75%, 04/15/2030*	1,287,000	1,326,026
Crown Americas LLC
5.25%, 04/01/2030	770,000	768,275
Iris Holding, Inc.
10.00%, 12/15/2028*	1,310,000	1,156,274
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	73,000	71,902
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,191,845
		6,081,453
Pharmaceuticals — 2.3%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	2,080,000	1,588,543
12.25%, 04/15/2029*	1,445,000	1,533,255
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	212,000	199,952
5.13%, 04/30/2031*	1,215,000	1,019,812
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	383,826
7.88%, 09/15/2029	1,042,000	1,116,881
		5,842,269
Pipelines — 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	985,059
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	1,216,000	1,248,301
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Excelerate Energy LP
8.00%, 05/15/2030*	$ 479,000	$ 486,581
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	450,000	437,857
8.00%, 05/15/2033	395,000	383,115
8.88%, 04/15/2030	1,177,000	1,201,033
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	2,002,118
7.50%, 05/15/2032*	650,000	661,519
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	655,000	670,450
8.88%, 07/15/2028*	594,000	617,325
ITT Holdings LLC
6.50%, 08/01/2029*	2,805,000	2,561,131
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	769,000	722,715
8.38%, 02/15/2032*	808,000	736,677
NuStar Logistics LP
6.38%, 10/01/2030	367,000	372,616
Venture Global LNG, Inc.
8.38%, 06/01/2031*	1,937,000	1,867,880
		14,954,377
Private Equity — 0.7%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,440,000	1,396,938
8.00%, 06/15/2027*	275,000	282,459
		1,679,397
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,238,000	1,243,775
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	785,497
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,709,000	1,538,907
4.75%, 02/01/2030	78,000	68,780
		3,636,959
REITS — 2.7%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,754,812
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	929,000	964,877
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	995,000	969,340
4.75%, 06/15/2029*	425,000	406,816
Service Properties Trust
4.75%, 10/01/2026	369,000	357,254
5.50%, 12/15/2027	631,000	601,105
8.38%, 06/15/2029	590,000	576,967
8.88%, 06/15/2032	255,000	246,385
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	1,025,000	1,030,948
		6,908,504
Retail — 5.7%
Brinker International, Inc.
8.25%, 07/15/2030*	855,000	897,017
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,865,178

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	$ 1,383,000	$ 1,209,997
FirstCash, Inc.
4.63%, 09/01/2028*	1,240,000	1,202,343
5.63%, 01/01/2030*	32,000	31,463
6.88%, 03/01/2032*	68,000	69,572
Kohl's Corp.
5.13%, 05/01/2031	2,662,000	1,667,051
LBM Acquisition LLC
6.25%, 01/15/2029*	1,674,000	1,466,896
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,146,747
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,589,000	1,256,225
QXO Building Products, Inc.
6.75%, 04/30/2032*	553,000	554,430
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,013,125
Saks Global Enterprises LLC
11.00%, 12/15/2029*	1,470,000	891,610
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	1,340,000	1,259,106
		14,530,760
Semiconductors — 0.4%
Entegris, Inc.
5.95%, 06/15/2030*	1,030,000	1,027,852
Software — 2.2%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,365,000	1,394,468
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,267,455
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,350,000	1,215,436
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	935,219
Rackspace Finance LLC
3.50%, 05/15/2028*	2,087,700	743,164
		5,555,742
Telecommunications — 6.4%
Altice Financing SA
5.00%, 01/15/2028*	2,423,000	1,860,812
5.75%, 08/15/2029*	1,518,000	1,119,558
Altice France SA
5.13%, 07/15/2029*	1,190,000	970,901
8.13%, 02/01/2027*	530,000	485,113
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	910,000	912,639
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	1,410,000	1,319,010
Iliad Holding SASU
7.00%, 10/15/2028*	233,000	235,841
7.00%, 04/15/2032*	1,025,000	1,038,973
8.50%, 04/15/2031*	1,254,000	1,322,759
Rogers Communications, Inc.
7.00%, 04/15/2055	504,000	507,763
7.13%, 04/15/2055	755,000	752,263
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Sable International Finance, Ltd.
7.13%, 10/15/2032*	$ 1,331,000	$ 1,307,841
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,445,000	769,925
Viasat, Inc.
7.50%, 05/30/2031*	1,838,000	1,398,842
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	1,219,000	1,229,925
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	1,520,000	1,235,903
		16,468,068
Transportation — 1.0%
Star Leasing Co. LLC
7.63%, 02/15/2030*	1,276,000	1,144,490
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	1,293,000	1,312,718
		2,457,208
Total Corporate Bonds & Notes (cost $250,195,437)		239,913,164
COMMON STOCKS — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc.(3)(5) (cost $494,782)	142	808,548
Total Long-Term Investment Securities (cost $250,690,219)		240,721,712
SHORT-TERM INVESTMENTS — 4.8%
Unaffiliated Investment Companies — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.27%(6) (cost $12,374,878)	12,374,878	12,374,878
TOTAL INVESTMENTS (cost $263,065,097)	98.7%	253,096,590
Other assets less liabilities	1.3	3,271,157
NET ASSETS	100.0%	$256,367,747
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $213,096,326 representing 83.1% of net assets.
(1)	Security currently paying interest/dividends in the form of additional securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 1).

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	142	$494,782	$808,548	$5,694.00	0.3%
(6)	The rate shown is the 7-day yield as of April 30, 2025.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$13,171,167	$190,788	$13,361,955
Other Industries	—	226,551,209	—	226,551,209
Common Stocks	—	—	808,548	808,548
Short-Term Investments	12,374,878	—	—	12,374,878
Total Investments at Value	$12,374,878	$239,722,376	$999,336	$253,096,590
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2025	$2,089,284	$812,666
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	197,934	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	(92,520)	(4,118)
Net purchases	—	—
Net sales	(2,003,910)	—
Transfers into Level 3	—	—
Transfers out of Level 3(2)	—	—
Balance as of April 30, 2025	$190,788	$808,548
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2025 includes:
Corporate Bonds & Notes	Common Stocks
$3,958	$(4,118)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at April 30, 2025.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Australia — 6.6%
ANZ Group Holdings, Ltd.	304,890	$ 5,831,579
Mirvac Group	1,644,202	2,401,282
Qantas Airways, Ltd.	764,099	4,331,577
QBE Insurance Group, Ltd.	494,411	6,837,446
Telstra Group, Ltd.	394,511	1,139,695
		20,541,579
Canada — 1.4%
Cenovus Energy, Inc.	357,214	4,205,414
France — 13.7%
Alstom SA†	103,605	2,490,570
AXA SA	181,377	8,541,514
BNP Paribas SA	74,108	6,236,890
Cie de Saint-Gobain SA	46,736	5,056,238
Sanofi SA	81,348	8,837,676
Thales SA	20,306	5,633,597
Veolia Environnement SA	158,762	5,787,689
		42,584,174
Germany — 10.4%
Deutsche Post AG	70,008	2,974,865
Deutsche Telekom AG	166,324	5,954,079
E.ON SE	306,249	5,347,993
LANXESS AG	57,976	1,722,081
Muenchener Rueckversicherungs-Gesellschaft AG	8,297	5,654,595
Siemens AG	45,749	10,466,418
		32,120,031
Ireland — 5.9%
AIB Group PLC	1,341,500	8,989,138
Cairn Homes PLC	1,298,161	2,850,066
CRH PLC	70,410	6,600,386
		18,439,590
Japan — 22.1%
Asahi Group Holdings, Ltd.	268,700	3,706,887
Asics Corp.	186,300	4,018,389
Hoya Corp.	27,600	3,239,111
ITOCHU Corp.	85,900	4,374,904
KDDI Corp.	92,400	1,630,797
MatsukiyoCocokara & Co.	187,100	3,436,971
Minebea Mitsumi, Inc.	158,200	2,316,903
Mitsubishi Corp.	359,700	6,822,677
Mitsubishi UFJ Financial Group, Inc.	738,800	9,318,966
Nippon Telegraph & Telephone Corp.	4,545,000	4,745,898
ORIX Corp.	152,400	3,038,834
Pan Pacific International Holdings Corp.	53,500	1,650,126
Resona Holdings, Inc.	384,700	3,064,578
Seven & i Holdings Co., Ltd.	215,100	3,181,067
Sony Group Corp.	157,000	4,140,768
Sumitomo Mitsui Financial Group, Inc.	261,700	6,223,108
Yamazaki Baking Co., Ltd.	159,700	3,816,582
		68,726,566
Jersey — 1.1%
Glencore PLC	999,770	3,256,371
Netherlands — 8.0%
Airbus SE	20,813	3,469,269
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Argenx SE†	4,497	$ 2,893,635
ASR Nederland NV	93,244	5,851,986
ING Groep NV	496,280	9,565,459
Stellantis NV	169,161	1,559,902
STMicroelectronics NV	67,753	1,521,265
		24,861,516
Norway — 0.9%
DNB Bank ASA	117,478	2,922,439
South Korea — 0.3%
Samsung Electronics Co., Ltd.	25,460	994,042
Spain — 2.2%
CaixaBank SA	899,657	6,861,099
Switzerland — 2.2%
UBS Group AG	228,389	6,887,505
United Kingdom — 21.0%
Anglo American PLC	54,120	1,463,432
Ashtead Group PLC	31,646	1,682,768
AstraZeneca PLC	28,382	4,057,835
Barclays PLC	1,329,464	5,258,636
Coca-Cola Europacific Partners PLC	59,989	5,443,402
Compass Group PLC	73,443	2,464,556
HSBC Holdings PLC	890,457	9,873,450
Imperial Brands PLC	99,394	4,071,896
JD Sports Fashion PLC	1,480,077	1,549,990
Prudential PLC	323,688	3,415,661
Shell PLC	455,603	14,818,288
Tesco PLC	784,715	3,876,745
Unilever PLC	74,847	4,746,570
Vodafone Group PLC	2,505,801	2,446,505
		65,169,734
United States — 0.9%
Ferguson Enterprises, Inc.	16,054	2,697,932
Total Long-Term Investment Securities (cost $230,691,784)		300,267,992
SHORT-TERM INVESTMENTS — 4.4%
U.S. Government — 0.1%
United States Treasury Bills
4.05%, 10/02/2025	$ 200,000	196,499
4.06%, 10/02/2025	100,000	98,249
		294,748
U.S. Government Agency — 4.3%
Federal Home Loan Bank Disc. Notes 4.18%, 05/01/2025	13,345,000	13,343,432
Total Short-Term Investments (cost $13,639,796)		13,638,180
TOTAL INVESTMENTS (cost $244,331,580)	101.1%	313,906,172
Other assets less liabilities	(1.1)	(3,366,052)
NET ASSETS	100.0%	$310,540,120
^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
†	Non-income producing security

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	222,408	07/16/2025	$ —	$ (8,123)
	EUR	1,965,400	USD	2,116,087	06/18/2025	—	(116,431)
	GBP	1,613,000	USD	2,068,221	06/18/2025	—	(81,808)
	JPY	213,848,400	USD	1,500,810	05/21/2025	1,960	—
	USD	2,235,628	CHF	1,959,400	06/18/2025	151,051	—
						153,011	(206,362)
Barclays Bank PLC	GBP	2,562,300	USD	3,343,089	06/18/2025	—	(72,298)
	NOK	652,500	USD	62,794	06/18/2025	73	—
	USD	1,317,698	ILS	4,856,400	07/16/2025	19,586	—
	USD	544,561	SEK	5,471,100	06/18/2025	22,997	—
						42,656	(72,298)
Citibank, N.A.	CAD	890,500	USD	625,451	07/16/2025	—	(22,962)
	CHF	648,100	USD	760,401	06/18/2025	—	(29,028)
	EUR	3,506,200	USD	3,775,040	06/18/2025	—	(207,689)
	GBP	2,140,300	USD	2,746,893	06/18/2025	—	(105,995)
	JPY	168,315,800	USD	1,136,737	05/21/2025	—	(42,978)
	NOK	3,985,000	USD	378,840	06/18/2025	—	(4,214)
	USD	1,451,876	CHF	1,275,100	06/18/2025	101,280	—
	USD	2,096,537	DKK	14,441,700	06/18/2025	102,396	—
						203,676	(412,866)
Goldman Sachs International	EUR	3,486,800	USD	3,786,818	06/18/2025	—	(173,874)
	SEK	11,172,100	USD	1,121,458	06/18/2025	—	(37,507)
	USD	1,113,276	CAD	1,575,600	07/16/2025	33,990	—
	USD	839,075	CHF	736,800	06/18/2025	58,396	—
	USD	703,026	ILS	2,590,600	07/16/2025	10,335	—
	USD	4,253,662	SGD	5,717,500	05/21/2025	127,789	—
						230,510	(211,381)
HSBC Bank PLC	CAD	153,100	USD	107,530	07/16/2025	—	(3,949)
	GBP	1,490,300	USD	1,910,572	06/18/2025	—	(75,906)
	JPY	95,524,500	USD	651,950	05/21/2025	—	(17,575)
	USD	401,506	CHF	352,800	06/18/2025	28,228	—
	USD	1,062,541	CNH	7,699,800	05/21/2025	—	(2,167)
	USD	1,342,578	EUR	1,225,300	06/18/2025	49,253	—
	USD	367,635	GBP	287,900	06/18/2025	16,118	—
	USD	4,444,303	JPY	641,244,900	05/21/2025	50,141	—
						143,740	(99,597)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	630,092	07/16/2025	—	(23,127)
	EUR	2,757,200	USD	2,968,113	06/18/2025	—	(163,819)
	GBP	1,522,300	USD	1,951,662	06/18/2025	—	(77,470)
	KRW	1,838,145,100	USD	1,274,154	05/21/2025	—	(17,422)
	USD	6,584,897	CHF	5,684,700	06/18/2025	339,444	—
	USD	4,513,263	EUR	3,985,000	06/18/2025	13,340	—
	USD	1,174,668	JPY	177,684,300	05/21/2025	70,710	—
	USD	397,224	KRW	582,131,500	05/21/2025	11,812	—
	USD	512,572	NZD	890,000	07/16/2025	17,317	—
	USD	494,791	SGD	665,100	05/21/2025	14,891	—
						467,514	(281,838)
Morgan Stanley & Co. International PLC	CAD	931,500	USD	657,592	07/16/2025	—	(20,675)
	CHF	360,400	USD	411,964	06/18/2025	—	(27,027)
	EUR	3,548,100	USD	3,972,770	06/18/2025	—	(57,554)
	GBP	2,828,400	USD	3,647,551	06/18/2025	—	(122,531)
	JPY	429,421,900	USD	2,857,528	05/21/2025	—	(152,262)
	NOK	3,143,300	USD	289,822	06/18/2025	—	(12,324)
	USD	2,378,283	CHF	2,012,800	06/18/2025	73,441	—
	USD	587,685	CZK	13,534,700	06/18/2025	27,404	—
	USD	1,465,918	EUR	1,344,600	06/18/2025	61,427	—
	USD	1,803,457	JPY	272,298,800	05/21/2025	105,067	—
						267,339	(392,373)

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	AUD	1,038,300	USD	621,486	07/16/2025	$ —	$ (44,169)
	CAD	591,300	USD	415,329	07/16/2025	—	(15,223)
	CHF	1,144,900	USD	1,351,489	06/18/2025	—	(43,075)
	JPY	338,749,800	USD	2,318,963	05/21/2025	—	(55,313)
	SEK	6,808,300	USD	692,898	06/18/2025	—	(13,377)
	USD	4,980,446	CHF	4,373,300	06/18/2025	346,523	—
	USD	4,017,636	EUR	3,675,200	06/18/2025	157,062	—
	USD	3,336,143	GBP	2,594,300	06/18/2025	121,898	—
	USD	2,106,623	HKD	16,370,700	05/21/2025	4,602	—
	USD	958,056	ILS	3,531,300	07/16/2025	14,341	—
	USD	1,529,742	JPY	224,667,700	05/21/2025	44,940	—
	USD	69,816	NOK	739,200	06/18/2025	1,238	—
	USD	1,068,019	SEK	10,348,900	06/18/2025	5,549	—
						696,153	(171,157)
Toronto Dominion Bank	CAD	2,174,400	USD	1,527,225	07/16/2025	—	(56,054)
	USD	2,804,684	HKD	21,794,300	05/21/2025	5,988	—
	USD	1,954,027	JPY	286,221,000	05/21/2025	52,077	—
	USD	7,156,591	SEK	71,890,100	06/18/2025	301,104	—
						359,169	(56,054)
UBS AG	AUD	694,000	USD	444,212	07/16/2025	—	(712)
	CAD	830,900	USD	583,608	07/16/2025	—	(21,408)
	CHF	1,196,600	USD	1,404,442	06/18/2025	—	(53,096)
	DKK	3,806,600	USD	559,489	06/18/2025	—	(20,114)
	EUR	1,429,800	USD	1,632,985	06/18/2025	8,860	—
	GBP	930,900	USD	1,194,296	06/18/2025	—	(46,536)
	USD	1,996,242	CHF	1,752,900	06/18/2025	138,907	—
	USD	452,404	HKD	3,516,000	05/21/2025	1,033	—
						148,800	(141,866)
Westpac Banking Corp.	AUD	901,900	USD	569,186	07/16/2025	—	(9,023)
	CAD	281,300	USD	197,566	07/16/2025	—	(7,262)
	EUR	3,268,200	USD	3,542,913	06/18/2025	—	(169,469)
	GBP	592,600	USD	792,934	06/18/2025	3,035	—
	JPY	230,297,800	USD	1,539,385	05/21/2025	—	(74,757)
	USD	5,364,629	CHF	4,710,600	06/18/2025	373,194	—
	USD	1,189,324	EUR	1,032,300	06/18/2025	—	(16,724)
	USD	1,232,400	GBP	922,700	06/18/2025	—	(2,498)
						376,229	(279,733)
Unrealized Appreciation (Depreciation)						$3,088,797	$(2,325,525)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	26.1%
Insurance	9.8
Oil & Gas	6.2
Telecommunications	5.0
Short-Term Investments	4.4
Miscellaneous Manufacturing	4.2
Pharmaceuticals	4.1
Building Materials	3.7
Distribution/Wholesale	3.6
Food	3.4
Retail	3.0

SunAmerica Series Trust SA Putnam International Value Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Beverages	3.0%
Aerospace/Defense	2.9
Water	1.9
Electronics	1.9
Electric	1.7
Mining	1.6
Cosmetics/Personal Care	1.5
Airlines	1.4
Home Furnishings	1.3
Agriculture	1.3
Apparel	1.3
Diversified Financial Services	1.0
Transportation	1.0
Biotechnology	0.9
Home Builders	0.9
Semiconductors	0.8
Food Service	0.8
REITS	0.8
Chemicals	0.6
Commercial Services	0.5
Auto Manufacturers	0.5
101.1%

^	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$300,267,992	$—	$—	$300,267,992
Short-Term Investments	—	13,638,180	—	13,638,180
Total Investments at Value	$300,267,992	$13,638,180	$—	$313,906,172
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$3,088,797	$—	$3,088,797
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,325,525	$—	$2,325,525
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 51.9%
Australia — 0.3%
ANZ Group Holdings, Ltd.	4,561	$ 87,237
Aristocrat Leisure, Ltd.	1,713	73,341
Atlassian Corp., Class A†	156	35,616
BHP Group, Ltd.	4,433	108,443
Brambles, Ltd.	3,216	42,271
Commonwealth Bank of Australia	1,728	184,405
CSL, Ltd.	746	120,003
Evolution Mining, Ltd.	2,135	10,708
Macquarie Group, Ltd.	749	92,812
National Australia Bank, Ltd.	4,432	102,570
Northern Star Resources, Ltd.	1,225	15,050
Rio Tinto, Ltd.	582	43,655
Telstra Group, Ltd.	21,849	63,119
Treasury Wine Estates, Ltd.	3,088	17,684
Wesfarmers, Ltd.	2,348	117,794
Westpac Banking Corp.	4,387	92,284
Woodside Energy Group, Ltd.	2,558	33,983
Woolworths Group, Ltd.	2,471	49,969
		1,290,944
Austria — 0.3%
Erste Group Bank AG	16,644	1,120,940
OMV AG	637	32,877
		1,153,817
Belgium — 0.0%
Anheuser-Busch InBev SA NV	1,741	113,604
KBC Group NV	392	35,997
		149,601
Bermuda — 0.0%
Arch Capital Group, Ltd.	321	29,108
Axis Capital Holdings, Ltd.	276	26,585
		55,693
Brazil — 0.2%
NU Holdings, Ltd., Class A†	61,443	763,736
Canada — 0.9%
Agnico Eagle Mines, Ltd.	1,381	162,312
Alamos Gold, Inc., Class A	1,045	29,873
Bank of Montreal	1,127	107,983
Bank of Nova Scotia	1,509	75,505
Brookfield Asset Management, Ltd., Class A	917	48,930
Brookfield Corp.	1,900	102,070
Cameco Corp.	877	39,588
Canadian National Railway Co.	826	79,994
Canadian Natural Resources, Ltd.	4,048	116,160
Canadian Pacific Kansas City, Ltd.	1,530	111,126
Celestica, Inc.†	366	31,229
Cenovus Energy, Inc.	2,030	23,899
Constellation Software, Inc.	78	281,105
Dollarama, Inc.	1,434	176,936
Enbridge, Inc.	5,341	249,771
Fairfax Financial Holdings, Ltd.	20	31,224
Franco-Nevada Corp.	340	58,428
Great-West Lifeco, Inc.	824	32,043
Hydro One, Ltd.*	3,330	128,118
Keyera Corp.	2,420	75,114
Loblaw Cos., Ltd.	1,139	184,904
Manulife Financial Corp.	6,523	199,911
Metro, Inc.	857	66,044
National Bank of Canada	461	40,489
Security Description	Shares or Principal Amount	Value

Canada (continued)
Royal Bank of Canada	2,789	$ 334,757
Shopify, Inc., Class A†	1,993	189,556
Sun Life Financial, Inc.	872	51,962
Suncor Energy, Inc.	2,099	74,133
TC Energy Corp.	1,708	86,292
TFI International, Inc.	237	19,266
Toronto-Dominion Bank	2,831	180,896
Waste Connections, Inc.	1,453	287,156
Waste Connections, Inc.	579	114,351
		3,791,125
Cayman Islands — 0.0%
Bilibili, Inc. ADR†	1,160	20,300
China — 1.1%
Contemporary Amperex Technology Co., Ltd., Class A	25,100	800,056
Meituan, Class B*†	52,300	878,680
Tencent Holdings, Ltd.	24,200	1,489,020
Tencent Music Entertainment Group ADR	79,276	1,063,884
Xiaomi Corp., Class B*†	8,600	55,388
		4,287,028
Curacao — 0.0%
Schlumberger NV	4,389	145,934
Denmark — 0.3%
Danske Bank A/S	978	34,094
DSV A/S	443	93,454
Novo Nordisk A/S, Class B	5,436	358,962
Novonesis (Novozymes), Class B	785	50,765
Orsted A/S*†	383	15,218
Vestas Wind Systems A/S	37,696	499,219
		1,051,712
Finland — 0.1%
Kesko Oyj, Class B	1,810	41,419
Konecranes OYJ	659	43,897
Neste Oyj	597	6,192
Nokia Oyj	10,093	50,183
Nordea Bank Abp	2,480	33,869
Nordea Bank Abp	2,548	35,143
Orion Oyj, Class B	1,205	75,285
UPM-Kymmene Oyj	1,695	44,779
		330,767
France — 2.0%
Air Liquide SA	1,484	303,548
Alstom SA†	2,072	49,809
AXA SA	4,835	227,693
BNP Paribas SA	2,400	201,983
Bureau Veritas SA	2,622	82,813
Cie de Saint-Gobain SA	2,274	246,018
Danone SA	1,088	93,624
Eiffage SA	263	35,678
Engie SA	3,466	71,403
EssilorLuxottica SA	4,951	1,417,329
Gaztransport Et Technigaz SA	546	88,946
Hermes International S.C.A.	33	89,385
Kering SA	101	20,405
Legrand SA	10,855	1,184,210
L'Oreal SA	392	171,858
LVMH Moet Hennessy Louis Vuitton SE	409	226,062
Nexans SA	228	24,847
Pernod Ricard SA	357	38,510
Rexel SA	410	11,328

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Safran SA	586	$ 154,677
Sanofi SA	11,986	1,302,163
Schneider Electric SE	6,655	1,539,488
Societe Generale SA	1,706	88,129
TotalEnergies SE	4,308	249,677
Vinci SA	1,513	210,137
		8,129,720
Germany — 1.9%
adidas AG	211	48,213
Allianz SE	829	341,938
BASF SE	1,074	54,301
Bayer AG	901	23,507
Commerzbank AG	1,222	32,144
Daimler Truck Holding AG	1,491	59,388
Delivery Hero SE*†	371	10,419
Deutsche Bank AG	3,202	83,357
Deutsche Boerse AG	248	79,648
Deutsche Telekom AG	10,920	390,915
E.ON SE	6,684	116,722
Hannover Rueck SE	204	65,263
Heidelberg Materials AG	233	45,994
Henkel AG & Co. KGaA (Preference Shares)	1,255	97,246
HOCHTIEF AG	542	101,925
Infineon Technologies AG	32,414	1,060,847
Mercedes-Benz Group AG	1,044	62,056
Muenchener Rueckversicherungs-Gesellschaft AG	380	258,979
RWE AG	1,192	46,182
SAP SE	10,408	3,010,168
Sartorius AG (Preference Shares)	78	20,067
Siemens AG	7,568	1,731,401
Vonovia SE	985	32,628
		7,773,308
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA	5,065	14,236
Hong Kong — 0.1%
AIA Group, Ltd.	22,200	166,308
CK Asset Holdings, Ltd.	10,500	42,985
Futu Holdings, Ltd. ADR	220	20,308
Galaxy Entertainment Group, Ltd.	6,000	21,817
Hong Kong & China Gas Co., Ltd.	33,735	30,405
Hong Kong Exchanges & Clearing, Ltd.	2,400	105,462
Techtronic Industries Co., Ltd.	3,500	35,381
		422,666
Hungary — 0.0%
Richter Gedeon Nyrt	1,724	52,155
India — 0.3%
HDFC Bank, Ltd. ADR	18,288	1,329,355
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,564,200	831,570
Ireland — 0.5%
Accenture PLC, Class A	994	297,355
Allegion PLC	250	34,800
Aon PLC, Class A	510	180,943
CRH PLC	1,851	176,622
Eaton Corp. PLC	898	264,344
Flutter Entertainment PLC†	218	52,179
James Hardie Industries PLC CDI†	1,718	40,717
Linde PLC	989	448,245
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Medtronic PLC	2,310	$ 195,796
Pentair PLC	399	36,201
Trane Technologies PLC	648	248,385
Willis Towers Watson PLC	186	57,251
		2,032,838
Israel — 0.0%
Check Point Software Technologies, Ltd.†	196	43,034
NICE, Ltd. ADR†	149	23,222
		66,256
Italy — 0.5%
Enel SpA	9,908	85,798
Eni SpA	5,076	73,030
FinecoBank Banca Fineco SpA	52,431	1,043,299
Generali	2,420	88,112
Intesa Sanpaolo SpA	31,904	169,219
Italgas SpA	12,534	102,802
Mediobanca Banca di Credito Finanziario SpA	1,311	26,711
Poste Italiane SpA*	1,683	34,014
Prysmian SpA	589	31,988
Recordati Industria Chimica e Farmaceutica SpA	969	56,917
Terna - Rete Elettrica Nazionale	16,150	160,415
UniCredit SpA	4,249	245,343
		2,117,648
Japan — 3.5%
Advantest Corp.	1,500	61,509
Ajinomoto Co., Inc.	1,900	38,749
Asics Corp.	1,600	34,511
Astellas Pharma, Inc.	3,900	38,937
Capcom Co., Ltd.	1,100	31,843
Chugai Pharmaceutical Co., Ltd.	1,100	63,232
Dai-ichi Life Holdings, Inc.	4,800	34,394
Daiichi Sankyo Co., Ltd.	1,800	45,875
Daikin Industries, Ltd.	400	45,587
Ebara Corp.	2,800	42,143
Eisai Co., Ltd.	400	11,521
ENEOS Holdings, Inc.	6,100	29,263
FANUC Corp.	1,600	40,890
Fujikura, Ltd.	1,600	58,716
Furukawa Electric Co., Ltd.	600	18,741
Hitachi, Ltd.	12,300	302,640
Honda Motor Co., Ltd.	6,900	70,120
Hoya Corp.	800	93,887
Inpex Corp.	4,400	55,669
ITOCHU Corp.	21,000	1,069,534
Japan Elevator Service Holdings Co., Ltd.	1,600	34,522
Kao Corp.	1,600	68,340
KDDI Corp.	8,200	144,724
Keyence Corp.	3,100	1,297,412
Kirin Holdings Co., Ltd.	6,900	104,190
Komatsu, Ltd.	4,700	134,807
Lasertec Corp.	100	9,295
MEITEC Group Holdings, Inc.	1,100	22,553
Mitsubishi Corp.	7,700	146,051
Mitsubishi Estate Co., Ltd.	1,100	19,272
Mitsubishi UFJ Financial Group, Inc.	141,400	1,783,570
Mitsui & Co., Ltd.	6,800	137,826
Mitsui Fudosan Co., Ltd.	7,500	73,909
Mitsui Mining & Smelting Co., Ltd.	700	18,961
Mitsui OSK Lines, Ltd.	1,300	43,088
Mizuho Financial Group, Inc.	8,900	222,842
MS&AD Insurance Group Holdings, Inc.	59,200	1,343,573

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Murata Manufacturing Co., Ltd.	3,400	$ 52,648
NIDEC Corp.	2,000	35,432
Nintendo Co., Ltd.	2,300	190,299
Nippon Building Fund, Inc.	119	110,361
Nippon Telegraph & Telephone Corp.	16,100	16,812
Niterra Co., Ltd.	500	15,534
Nomura Holdings, Inc.	9,100	50,356
Obayashi Corp.	2,600	40,306
Olympus Corp.	2,500	32,618
Oriental Land Co., Ltd.	1,600	33,940
Recruit Holdings Co., Ltd.	19,200	1,066,488
Sanrio Co., Ltd.	500	19,877
Sanwa Holdings Corp.	1,700	55,715
Sekisui Chemical Co., Ltd.	5,200	90,522
Sekisui House, Ltd.	1,400	32,077
Seven & i Holdings Co., Ltd.	4,300	63,592
Shimano, Inc.	4,300	607,046
Shin-Etsu Chemical Co., Ltd.	2,900	87,823
Shiseido Co., Ltd.	1,000	16,460
SoftBank Group Corp.	1,400	70,147
Sony Group Corp.	63,400	1,672,132
Sumitomo Corp.	5,800	141,897
Sumitomo Electric Industries, Ltd.	1,500	24,014
Sumitomo Forestry Co., Ltd.	800	22,985
Sumitomo Mitsui Financial Group, Inc.	8,400	199,748
Suzuki Motor Corp.	3,600	42,992
Sysmex Corp.	1,600	29,671
T&D Holdings, Inc.	2,100	44,517
Taisei Corp.	700	37,918
Takeda Pharmaceutical Co., Ltd.	2,600	78,793
Terumo Corp.	47,200	904,188
Tokio Marine Holdings, Inc.	1,700	67,867
Tokyo Electron, Ltd.	800	118,758
Toray Industries, Inc.	5,100	32,434
Toyota Industries Corp.	200	23,444
Toyota Motor Corp.	15,600	297,751
Yokogawa Electric Corp.	3,400	73,431
		14,293,289
Jersey — 0.0%
Aptiv PLC†	494	28,187
Experian PLC	1,304	64,561
		92,748
Luxembourg — 0.1%
Spotify Technology SA†	419	257,258
Netherlands — 1.1%
ABN AMRO Bank NV CVA*	1,670	34,432
Adyen NV*†	18	28,911
Airbus SE	681	113,514
Argenx SE†	67	43,112
ASM International NV	40	19,272
ASML Holding NV	2,830	1,867,476
ASR Nederland NV	591	37,091
Euronext NV*	232	38,635
Ferrari NV	441	200,634
Heineken NV	11,288	1,006,386
ING Groep NV	7,236	139,469
Koninklijke Ahold Delhaize NV	6,271	256,742
Koninklijke KPN NV	37,061	171,927
Koninklijke Philips NV†	1,677	42,384
NN Group NV	745	45,490
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
NXP Semiconductors NV	509	$ 93,814
Prosus NV	1,775	82,292
Stellantis NV	3,791	34,958
Wolters Kluwer NV	313	55,120
		4,311,659
New Zealand — 0.0%
Meridian Energy, Ltd.	7,682	25,006
Norway — 0.3%
DNB Bank ASA	34,850	866,945
Equinor ASA	1,551	35,468
Kongsberg Gruppen ASA	978	156,805
		1,059,218
Puerto Rico — 0.0%
Popular, Inc.	160	15,267
Singapore — 0.2%
CapitaLand Integrated Commercial Trust	18,900	31,112
DBS Group Holdings, Ltd.	6,880	223,609
Oversea-Chinese Banking Corp., Ltd.	6,500	80,373
Sea, Ltd. ADR†	1,101	147,589
Singapore Telecommunications, Ltd.	33,700	97,532
United Overseas Bank, Ltd.	1,900	50,391
Yangzijiang Shipbuilding Holdings, Ltd.	27,200	46,440
		677,046
South Korea — 0.0%
HD Hyundai Electric Co., Ltd.	212	45,860
Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	626	39,075
Amadeus IT Group SA	758	59,405
Banco Bilbao Vizcaya Argentaria SA	5,296	72,355
Banco Santander SA	33,932	237,635
Bankinter SA	80,512	933,971
CaixaBank SA	5,954	45,407
Cellnex Telecom SA*	891	35,974
Endesa SA	1,377	41,338
Iberdrola SA	75,140	1,353,020
Industria de Diseno Textil SA	2,651	141,871
Redeia Corp. SA	3,220	67,484
Repsol SA	2,800	34,289
		3,061,824
Sweden — 0.4%
Assa Abloy AB, Class B	3,738	112,772
Atlas Copco AB, Class A	7,651	118,618
Essity AB, Class B	1,858	53,517
Evolution AB*	325	22,670
Lifco AB, Class B	2,743	106,082
Svenska Handelsbanken AB, Class A	82,446	1,077,756
Telefonaktiebolaget LM Ericsson, Class B	4,820	40,583
Volvo AB, Class B	3,776	102,589
		1,634,587
Switzerland — 2.0%
ABB, Ltd.	6,632	347,048
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	109	1,590,065
Chubb, Ltd.	2,065	590,755
Cie Financiere Richemont SA, Class A	7,531	1,325,350
Garmin, Ltd.	381	71,197
Givaudan SA	15	72,369
Holcim AG	1,017	112,870

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG	724	$ 516,322
Nestle SA	4,357	463,177
Novartis AG	3,634	412,956
Roche Holding AG	6,156	2,008,615
Sandoz Group AG	999	43,308
Sika AG	257	64,083
Sulzer AG	421	71,004
Swiss Re AG	244	43,680
Swissquote Group Holding SA	47	24,088
UBS Group AG	6,663	200,935
Zurich Insurance Group AG	448	316,127
		8,273,949
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,658	2,610,032
United Kingdom — 4.0%
Anglo American PLC	3,184	86,097
ARM Holdings PLC ADR†	4,327	493,494
Ashtead Group PLC	792	42,114
AstraZeneca PLC	9,339	1,335,217
Auto Trader Group PLC*	1,601	17,906
BAE Systems PLC	4,287	99,097
Barclays PLC	35,640	140,972
BP PLC	30,075	140,404
Bunzl PLC	25,848	809,520
Compass Group PLC	1,901	63,793
Diageo PLC	40,694	1,134,553
GSK PLC	70,689	1,397,565
Haleon PLC	228,162	1,144,526
HSBC Holdings PLC (OTC US)	32,143	356,404
HSBC Holdings PLC (SEHK)	2,800	31,446
IMI PLC	640	15,080
InterContinental Hotels Group PLC	336	35,563
Lloyds Banking Group PLC	1,316,549	1,285,746
London Stock Exchange Group PLC	768	118,984
National Grid PLC	10,452	150,855
NatWest Group PLC	6,166	39,296
Next PLC	169	27,770
Prudential PLC	3,243	34,221
Reckitt Benckiser Group PLC	17,403	1,122,077
RELX PLC	27,804	1,507,003
Rio Tinto PLC	3,013	178,566
Rolls-Royce Holdings PLC	9,367	94,150
Shell PLC (LSE)	11,944	388,473
Shell PLC (XAMS)	51,456	1,679,391
Standard Chartered PLC	7,125	102,171
Unilever PLC	33,821	2,145,037
Vodafone Group PLC	104,401	101,930
		16,319,421
United States — 30.2%
3M Co.	1,122	155,857
Abbott Laboratories	2,889	377,737
AbbVie, Inc.	4,348	848,295
Acuity, Inc.	160	38,978
Adobe, Inc.†	1,284	481,474
Advanced Micro Devices, Inc.†	6,181	601,720
Aflac, Inc.	1,314	142,806
Agilent Technologies, Inc.	524	56,382
Agree Realty Corp.	632	49,050
Air Products & Chemicals, Inc.	235	63,706
Airbnb, Inc., Class A†	395	48,158
Security Description	Shares or Principal Amount	Value

United States (continued)
Albemarle Corp.	163	$ 9,544
Align Technology, Inc.†	103	17,850
Allstate Corp.	361	71,619
Alnylam Pharmaceuticals, Inc.†	142	37,380
Alphabet, Inc., Class A	19,238	3,054,994
Alphabet, Inc., Class C	13,012	2,093,501
Amazon.com, Inc.†	22,310	4,114,410
American Express Co.	3,168	843,987
American Tower Corp.	424	95,574
Ameriprise Financial, Inc.	274	129,059
Amgen, Inc.	944	274,628
Amphenol Corp., Class A	1,614	124,197
Analog Devices, Inc.	942	183,615
Apollo Global Management, Inc.	528	72,061
Apple, Inc.	32,858	6,982,325
Applied Materials, Inc.	1,448	218,228
AppLovin Corp., Class A†	332	89,411
Archer-Daniels-Midland Co.	693	33,091
Arista Networks, Inc.†	8,444	694,688
Armstrong World Industries, Inc.	333	48,292
Assurant, Inc.	157	30,260
AT&T, Inc.	14,037	388,825
ATI, Inc.†	931	50,628
Atmos Energy Corp.	473	75,978
Autodesk, Inc.†	482	132,188
Automatic Data Processing, Inc.	806	242,284
AutoZone, Inc.†	51	191,893
Axon Enterprise, Inc.†	193	118,367
Baker Hughes Co.	1,264	44,746
Bank of America Corp.	11,942	476,247
Bank of New York Mellon Corp.	2,653	213,328
Baxter International, Inc.	840	26,183
Becton Dickinson & Co.	359	74,345
Berkshire Hathaway, Inc., Class B†	4,333	2,310,572
Biogen, Inc.†	149	18,041
Blackrock, Inc.	717	655,524
Blackstone, Inc.	1,253	165,033
Block, Inc.†	1,458	85,249
Booking Holdings, Inc.	372	1,896,932
Boston Scientific Corp.†	8,509	875,321
Bristol-Myers Squibb Co.	16,886	847,677
Broadcom, Inc.	10,261	1,974,935
Cadence Design Systems, Inc.†	886	263,798
Capital One Financial Corp.	720	129,787
Cardinal Health, Inc.	211	29,812
CareTrust REIT, Inc.	816	23,884
Carlisle Cos., Inc.	108	40,984
Carpenter Technology Corp.	142	27,777
Carrier Global Corp.	4,108	256,914
Carvana Co.†	81	19,792
Caterpillar, Inc.	912	282,054
CBRE Group, Inc., Class A†	1,111	135,742
CDW Corp.	239	38,374
Cencora, Inc.	530	155,115
Centene Corp.†	647	38,723
CenterPoint Energy, Inc.	1,249	48,436
Charles Schwab Corp.	2,642	215,059
Charter Communications, Inc., Class A†	95	37,227
Cheniere Energy, Inc.	373	86,204
Chevron Corp.	3,510	477,571
Chipotle Mexican Grill, Inc.†	2,552	128,927
Church & Dwight Co., Inc.	851	84,538
Cigna Group	572	194,503

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cintas Corp.	2,374	$ 502,528
Cisco Systems, Inc.	8,516	491,629
Citigroup, Inc.	3,528	241,245
Clorox Co.	221	31,448
Cloudflare, Inc., Class A†	759	91,672
CME Group, Inc.	369	102,243
Coca-Cola Co.	15,774	1,144,404
Cognizant Technology Solutions Corp., Class A	558	41,052
Coinbase Global, Inc., Class A†	414	83,996
Colgate-Palmolive Co.	5,764	531,383
Comcast Corp., Class A	5,548	189,742
Conagra Brands, Inc.	1,358	33,556
ConocoPhillips	5,704	508,340
Consolidated Edison, Inc.	1,360	153,340
Constellation Energy Corp.	639	142,778
Copart, Inc.†	1,083	66,095
Corning, Inc.	1,603	71,141
Corteva, Inc.	950	58,890
CoStar Group, Inc.†	558	41,387
Costco Wholesale Corp.	1,125	1,118,812
Coterra Energy, Inc.	20,523	504,045
Crowdstrike Holdings, Inc., Class A†	624	267,615
Crown Castle, Inc.	471	49,813
CSX Corp.	2,986	83,817
Cummins, Inc.	174	51,128
CVS Health Corp.	1,276	85,122
D.R. Horton, Inc.	838	105,873
Danaher Corp.	985	196,340
Datadog, Inc., Class A†	654	66,813
DaVita, Inc.†	151	21,374
Deere & Co.	1,220	565,543
Dell Technologies, Inc., Class C	229	21,013
Dexcom, Inc.†	459	32,763
Digital Realty Trust, Inc.	732	117,515
Discover Financial Services	732	133,714
DocuSign, Inc.†	401	32,782
Dollar General Corp.	215	20,143
Dollar Tree, Inc.†	274	22,405
Dominion Energy, Inc.	1,216	66,126
DoorDash, Inc., Class A†	205	39,542
Dow, Inc.	1,124	34,383
Duke Energy Corp.	1,164	142,031
DuPont de Nemours, Inc.	1,392	91,858
eBay, Inc.	901	61,412
Ecolab, Inc.	1,641	412,597
Edison International	849	45,430
Edwards Lifesciences Corp.†	699	52,768
Electronic Arts, Inc.	327	47,444
Elevance Health, Inc.	456	191,784
Eli Lilly & Co.	2,306	2,072,979
EMCOR Group, Inc.	95	38,066
Emerson Electric Co.	2,803	294,623
EOG Resources, Inc.	2,116	233,458
Equinix, Inc.	403	346,882
Equity LifeStyle Properties, Inc.	1,429	92,571
Estee Lauder Cos., Inc., Class A	264	15,829
Eversource Energy	931	55,376
Exact Sciences Corp.†	281	12,825
Exelixis, Inc.†	1,367	53,518
Exelon Corp.	4,201	197,027
Extra Space Storage, Inc.	1,234	180,806
Exxon Mobil Corp.	7,276	768,564
Security Description	Shares or Principal Amount	Value

United States (continued)
Fair Isaac Corp.†	175	$ 348,194
Fastenal Co.	4,467	361,693
FedEx Corp.	269	56,579
Ferguson Enterprises, Inc. (LSE)	353	59,323
Ferguson Enterprises, Inc. (NYSE)	4,467	757,871
Fidelity National Information Services, Inc.	682	53,796
Fifth Third Bancorp	624	22,427
First Horizon Corp.	790	14,283
First Solar, Inc.†	1,695	213,265
Fiserv, Inc.†	1,203	222,038
Ford Motor Co.	4,275	42,793
Fortinet, Inc.†	6,263	649,849
Freeport-McMoRan, Inc.	2,405	86,652
Gartner, Inc.†	758	319,179
GE HealthCare Technologies, Inc.	601	42,268
GE Vernova, Inc.	1,863	690,838
General Dynamics Corp.	420	114,290
General Electric Co.	4,536	914,185
General Mills, Inc.	647	36,711
General Motors Co.	1,971	89,168
Gilead Sciences, Inc.	1,897	202,106
Global Payments, Inc.	363	27,701
Globe Life, Inc.	218	26,888
Goldman Sachs Group, Inc.	570	312,103
Halozyme Therapeutics, Inc.†	770	47,293
Hartford Insurance Group, Inc.	552	67,714
HCA Healthcare, Inc.	952	328,516
HEICO Corp.	304	76,231
Hess Corp.	540	69,687
Hess Midstream LP	1,296	48,172
Hewlett Packard Enterprise Co.	590	9,570
Hilton Worldwide Holdings, Inc.	280	63,134
Hims & Hers Health, Inc.†	498	16,484
Home Depot, Inc.	2,585	931,867
Honeywell International, Inc.	674	141,877
Howmet Aerospace, Inc.	6,656	922,388
HP, Inc.	2,484	63,516
HubSpot, Inc.†	84	51,366
Humana, Inc.	132	34,616
IDEXX Laboratories, Inc.†	674	291,606
Illinois Tool Works, Inc.	869	208,482
Illumina, Inc.†	201	15,598
Incyte Corp.†	408	25,565
Intel Corp.	6,514	130,931
Intercontinental Exchange, Inc.	1,167	196,021
International Business Machines Corp.	2,949	713,127
International Flavors & Fragrances, Inc.	372	29,187
International Paper Co.	1,641	74,961
Intuit, Inc.	1,161	728,493
Intuitive Surgical, Inc.†	1,161	598,844
IQVIA Holdings, Inc.†	205	31,789
Jabil, Inc.	200	29,312
Johnson & Johnson	3,890	608,046
JPMorgan Chase & Co.	9,136	2,234,848
Keurig Dr Pepper, Inc.	977	33,794
KeyCorp	1,271	18,862
Keysight Technologies, Inc.†	315	45,801
Kimberly-Clark Corp.	1,104	145,485
Kimco Realty Corp.	2,740	54,745
Kinder Morgan, Inc.	4,771	125,477
KLA Corp.	266	186,916
Kroger Co.	1,642	118,569
Lam Research Corp.	4,493	322,013

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Lantheus Holdings, Inc.†	234	$ 24,416
Las Vegas Sands Corp.	749	27,466
Leidos Holdings, Inc.	933	137,319
Lennar Corp., Class A	637	69,185
Lennox International, Inc.	63	34,445
Liberty Media Corp.-Liberty Formula One, Class C†	14,232	1,261,951
Live Nation Entertainment, Inc.†	1,978	261,986
Loews Corp.	1,672	145,180
Lowe's Cos., Inc.	823	183,990
Lululemon Athletica, Inc.†	2,597	703,190
M&T Bank Corp.	201	34,122
Marathon Petroleum Corp.	526	72,278
Markel Group, Inc.†	61	110,935
Marriott International, Inc., Class A	391	93,285
Marsh & McLennan Cos., Inc.	1,066	240,351
Marvell Technology, Inc.	1,491	87,030
Mastercard, Inc., Class A	2,235	1,224,914
McDonald's Corp.	1,169	373,671
McKesson Corp.	442	315,053
MercadoLibre, Inc.†	634	1,477,759
Merck & Co., Inc.	3,925	334,410
Meta Platforms, Inc., Class A	5,928	3,254,472
MetLife, Inc.	719	54,191
Mettler-Toledo International, Inc.†	11	11,776
MGIC Investment Corp.	642	15,992
Microchip Technology, Inc.	814	37,509
Micron Technology, Inc.	1,791	137,817
Microsoft Corp.	17,809	7,039,185
MicroStrategy, Inc., Class A†	134	50,935
Moderna, Inc.†	333	9,504
Mondelez International, Inc., Class A	2,054	139,939
MongoDB, Inc.†	88	15,151
Monolithic Power Systems, Inc.	42	24,910
Monster Beverage Corp.†	6,628	398,475
Moody's Corp.	1,283	581,353
Morgan Stanley	5,937	685,249
Motorola Solutions, Inc.	899	395,911
MSCI, Inc.	173	94,304
Netflix, Inc.†	1,757	1,988,432
Newmont Corp.	1,517	79,916
NextEra Energy, Inc.	10,600	708,928
NIKE, Inc., Class B	1,581	89,168
NiSource, Inc.	1,721	67,308
Norfolk Southern Corp.	308	69,007
NRG Energy, Inc.	394	43,175
Nucor Corp.	631	75,322
Nutanix, Inc., Class A†	862	59,219
NVIDIA Corp.	60,574	6,597,720
NVR, Inc.†	3	21,377
Occidental Petroleum Corp.	717	28,257
Okta, Inc.†	713	79,970
Old Dominion Freight Line, Inc.	341	52,268
Omega Healthcare Investors, Inc.	1,907	74,468
Oracle Corp.	4,957	697,549
O'Reilly Automotive, Inc.†	419	592,969
Otis Worldwide Corp.	1,927	185,512
PACCAR, Inc.	422	38,069
Packaging Corp. of America	172	31,925
Palantir Technologies, Inc., Class A†	4,362	516,635
Palo Alto Networks, Inc.†	1,213	226,746
Parker-Hannifin Corp.	792	479,208
Paychex, Inc.	2,208	324,841
Security Description	Shares or Principal Amount	Value

United States (continued)
PayPal Holdings, Inc.†	1,753	$ 115,418
PepsiCo, Inc.	2,305	312,512
Pfizer, Inc.	8,838	215,736
Phillips 66	534	55,568
Pinterest, Inc., Class A†	801	20,281
PNC Financial Services Group, Inc.	846	135,944
Primerica, Inc.	87	22,800
Procter & Gamble Co.	9,243	1,502,635
Progressive Corp.	1,104	311,041
Prologis, Inc.	1,735	177,317
Prudential Financial, Inc.	297	30,505
Public Storage	266	79,914
PulteGroup, Inc.	237	24,311
Pure Storage, Inc., Class A†	414	18,779
QUALCOMM, Inc.	1,856	275,542
Quanta Services, Inc.	191	55,904
Quest Diagnostics, Inc.	481	85,724
Radian Group, Inc.	475	15,172
Regeneron Pharmaceuticals, Inc.	133	79,635
Regions Financial Corp.	1,320	26,941
Republic Services, Inc.	989	247,992
ResMed, Inc.	448	105,992
Rivian Automotive, Inc., Class A†	1,129	15,422
Robinhood Markets, Inc., Class A†	981	48,177
ROBLOX Corp., Class A†	512	34,330
Roku, Inc.†	237	16,159
Rollins, Inc.	2,105	120,259
Roper Technologies, Inc.	220	123,218
Ross Stores, Inc.	473	65,747
Royal Caribbean Cruises, Ltd.	526	113,043
RPM International, Inc.	286	30,530
RTX Corp.	4,786	603,658
S&P Global, Inc.	1,334	667,067
Sabra Health Care REIT, Inc.	2,672	47,695
Salesforce, Inc.	2,908	781,409
SBA Communications Corp.	170	41,378
Sempra	1,506	111,851
ServiceNow, Inc.†	362	345,714
Sherwin-Williams Co.	1,511	533,262
Simon Property Group, Inc.	1,085	170,757
Snap, Inc., Class A†	1,471	11,709
Snowflake, Inc., Class A†	2,175	346,891
Solventum Corp.†	125	8,265
Southern Co.	2,532	232,665
SS&C Technologies Holdings, Inc.	952	71,971
Starbucks Corp.	1,875	150,094
State Street Corp.	534	47,045
Steel Dynamics, Inc.	1,541	199,883
Stifel Financial Corp.	155	13,282
Stryker Corp.	1,648	616,220
Synopsys, Inc.†	274	125,769
Sysco Corp.	862	61,547
Take-Two Interactive Software, Inc.†	263	61,363
Target Corp.	426	41,194
Tesla, Inc.†	4,520	1,275,363
Texas Instruments, Inc.	4,139	662,447
Texas Pacific Land Corp.	14	18,044
Texas Roadhouse, Inc.	1,243	206,288
Thermo Fisher Scientific, Inc.	1,304	559,416
TJX Cos., Inc.	5,401	695,001
T-Mobile US, Inc.	3,027	747,518
Trade Desk, Inc., Class A†	1,752	93,960
Tradeweb Markets, Inc., Class A	276	38,171

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
TransDigm Group, Inc.	276	$ 390,007
Truist Financial Corp.	3,069	117,665
Twilio, Inc., Class A†	265	25,628
Uber Technologies, Inc.†	8,106	656,667
Union Pacific Corp.	2,447	527,720
United Parcel Service, Inc., Class B	656	62,517
United Rentals, Inc.	162	102,295
United Therapeutics Corp.†	187	56,678
UnitedHealth Group, Inc.	2,360	970,998
Unum Group	301	23,376
US Bancorp	8,643	348,659
Valero Energy Corp.	421	48,874
Veeva Systems, Inc., Class A†	802	187,419
Ventas, Inc.	5,038	353,063
Veralto Corp.	531	50,923
VeriSign, Inc.†	2,116	596,966
Verisk Analytics, Inc.	178	52,765
Verizon Communications, Inc.	7,777	342,655
Vertex Pharmaceuticals, Inc.†	493	251,183
Vertiv Holdings Co., Class A	645	55,070
Viatris, Inc.	2,710	22,818
Visa, Inc., Class A	6,074	2,098,567
Vistra Corp.	568	73,630
Vulcan Materials Co.	96	25,184
Walgreens Boots Alliance, Inc.	1,232	13,515
Walmart, Inc.	11,753	1,142,979
Walt Disney Co.	2,988	271,759
Warner Bros. Discovery, Inc.†	3,470	30,085
Waste Management, Inc.	1,292	301,501
WEC Energy Group, Inc.	1,001	109,630
Wells Fargo & Co.	6,078	431,599
Welltower, Inc.	2,136	325,932
West Pharmaceutical Services, Inc.	106	22,397
Weyerhaeuser Co.	1,769	45,835
Williams Cos., Inc.	3,044	178,287
Workday, Inc., Class A†	256	62,720
WW Grainger, Inc.	41	41,997
Yum! Brands, Inc.	465	69,955
Zebra Technologies Corp., Class A†	125	31,290
Zimmer Biomet Holdings, Inc.	363	37,407
Zoetis, Inc.	739	115,580
Zscaler, Inc.†	536	121,227
		122,890,960
Total Common Stocks (cost $174,274,635)		211,378,533
CORPORATE BONDS & NOTES — 41.5%
Bermuda — 0.4%
Aircastle, Ltd.
6.50%, 07/18/2028*	$ 1,647,000	1,707,874
Canada — 0.5%
Rogers Communications, Inc.
4.55%, 03/15/2052	1,100,000	868,005
5.30%, 02/15/2034	1,000,000	985,641
		1,853,646
Cayman Islands — 0.5%
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	903,000	892,597
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
5.38%, 05/30/2030*	$ 239,000	$ 238,251
5.75%, 11/15/2029*	856,000	866,588
		1,997,436
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	791,477
Ireland — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	2,318,000	2,048,127
5.38%, 12/15/2031	599,000	601,275
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	882,189
		3,531,591
Italy — 0.3%
Intesa Sanpaolo SpA
6.63%, 06/20/2033*	1,000,000	1,073,439
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	237,000	241,347
Mexico — 0.1%
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	476,000
Netherlands — 0.4%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	650,291
ING Groep NV
5.07%, 03/25/2031	1,040,000	1,048,229
		1,698,520
Panama — 0.2%
Carnival Corp.
4.00%, 08/01/2028*	1,000,000	953,750
Singapore — 0.6%
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	910,000	898,626
5.30%, 05/19/2053	1,875,000	1,736,283
		2,634,909
Switzerland — 0.6%
UBS Group AG
3.09%, 05/14/2032*	2,974,000	2,662,750
United Kingdom — 1.1%
Barclays PLC
2.67%, 03/10/2032	1,000,000	877,836
5.34%, 09/10/2035	954,000	925,780
BP Capital Markets PLC
6.13%, 03/18/2035(1)	444,000	428,577
Harbour Energy PLC
6.33%, 04/01/2035*	562,000	534,090
Lloyds Banking Group PLC
5.68%, 01/05/2035	1,800,000	1,823,013
		4,589,296
United States — 35.6%
200 Park Funding Trust
5.74%, 02/15/2055*	578,000	563,991
AbbVie, Inc.
5.05%, 03/15/2034	880,000	887,408
5.40%, 03/15/2054	903,000	865,216

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
AES Corp.
2.45%, 01/15/2031	$ 1,179,000	$ 1,009,134
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/2036	165,000	158,723
American Tower Corp.
2.10%, 06/15/2030	696,000	613,131
5.40%, 01/31/2035	664,000	671,588
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	955,930
3.55%, 09/15/2055	1,950,000	1,305,869
4.35%, 03/01/2029	1,000,000	998,402
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	2,000,000	1,864,753
Bank of America Corp.
1.90%, 07/23/2031	914,000	792,628
2.88%, 10/22/2030	2,582,000	2,395,796
4.38%, 01/27/2027(1)	914,000	875,773
5.29%, 04/25/2034	2,683,000	2,690,291
5.74%, 02/12/2036	364,000	363,219
Bank of New York Mellon Corp.
5.19%, 03/14/2035	1,311,000	1,325,148
Beacon Funding Trust
6.27%, 08/15/2054*	1,553,000	1,517,971
Becton Dickinson & Co.
4.67%, 06/06/2047	510,000	432,407
BMW US Capital LLC
5.40%, 03/21/2035*	898,000	888,694
Boeing Co.
3.25%, 02/01/2035	540,000	444,460
3.63%, 02/01/2031	479,000	447,533
3.75%, 02/01/2050	630,000	436,194
BP Capital Markets America, Inc.
2.94%, 06/04/2051	700,000	429,597
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	3,102,000	1,911,465
3.90%, 06/01/2052	699,000	442,728
6.55%, 06/01/2034	176,000	181,503
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	669,021
Cigna Group
5.25%, 02/15/2034	630,000	635,070
Citibank, N.A.
5.57%, 04/30/2034	2,500,000	2,580,293
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,313,000	1,295,540
Comcast Corp.
2.89%, 11/01/2051	4,300,000	2,586,478
Coterra Energy, Inc.
5.40%, 02/15/2035	1,403,000	1,355,743
CVS Health Corp.
3.75%, 04/01/2030	660,000	627,902
5.05%, 03/25/2048	730,000	620,417
5.25%, 02/21/2033	103,000	102,124
5.63%, 02/21/2053	987,000	895,061
Daimler Truck Finance North America LLC
5.63%, 01/13/2035*	686,000	686,031
Deere & Co.
3.90%, 06/09/2042	530,000	447,471
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	1,025,152
5.55%, 04/01/2035	1,000,000	982,859
Security Description	Shares or Principal Amount	Value

United States (continued)
Digital Realty Trust LP
3.60%, 07/01/2029	$ 913,000	$ 879,592
Discover Financial Services
6.70%, 11/29/2032	824,000	878,718
7.96%, 11/02/2034	353,000	404,920
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	213,280
Edison International
5.45%, 06/15/2029	239,000	237,377
6.95%, 11/15/2029	187,000	194,810
Eli Lilly & Co.
4.60%, 08/14/2034	1,350,000	1,330,544
4.88%, 02/27/2053	675,000	612,036
Energy Transfer LP
5.20%, 04/01/2030	377,000	380,669
5.55%, 05/15/2034	1,299,000	1,278,449
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	280,000	285,212
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	1,023,424
3.90%, 04/15/2032	508,000	475,481
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	956,890
Expand Energy Corp.
5.70%, 01/15/2035	458,000	451,823
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,171,343
Florida Power & Light Co.
5.30%, 06/15/2034	2,000,000	2,051,140
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	424,572
5.75%, 03/15/2035	826,000	833,390
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,220,000	1,116,573
4.00%, 11/13/2030	486,000	432,558
6.05%, 11/05/2031	388,000	376,147
Foundry JV Holdco LLC
5.90%, 01/25/2033*	264,000	269,250
General Motors Financial Co., Inc.
2.70%, 06/10/2031	402,000	344,054
5.45%, 09/06/2034	1,777,000	1,705,288
5.63%, 04/04/2032	17,000	16,869
5.75%, 02/08/2031	850,000	858,060
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034	1,078,000	1,053,898
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	500,000	358,834
HCA, Inc.
3.63%, 03/15/2032	1,500,000	1,360,569
4.63%, 03/15/2052	547,000	428,702
5.45%, 09/15/2034	885,000	878,139
Healthpeak OP LLC
5.38%, 02/15/2035	445,000	442,505
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	914,000	905,486
HF Sinclair Corp.
6.25%, 01/15/2035	507,000	487,118
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	331,870
High Street Funding Trust III
5.81%, 02/15/2055*	295,000	286,505
Highwoods Realty LP
7.65%, 02/01/2034	535,000	585,919

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Host Hotels & Resorts LP
5.50%, 04/15/2035	$ 185,000	$ 178,630
5.70%, 07/01/2034	526,000	517,603
Howmet Aerospace, Inc.
4.85%, 10/15/2031	1,250,000	1,255,306
Ingersoll Rand, Inc.
5.45%, 06/15/2034	885,000	891,410
JPMorgan Chase & Co.
2.74%, 10/15/2030	2,000,000	1,850,311
2.96%, 01/25/2033	4,000,000	3,545,670
3.65%, 06/01/2026(1)	1,480,000	1,433,876
KeyCorp
2.55%, 10/01/2029	1,000,000	907,111
Keysight Technologies, Inc.
5.35%, 07/30/2030	729,000	748,432
Kilroy Realty LP
2.50%, 11/15/2032	900,000	696,431
Kimco Realty OP LLC
4.85%, 03/01/2035	469,000	449,774
6.40%, 03/01/2034	395,000	421,858
Lincoln Financial Global Funding
5.30%, 01/13/2030*	533,000	545,554
Lowe's Cos., Inc.
2.63%, 04/01/2031	1,000,000	892,482
5.00%, 04/15/2033	500,000	498,342
M&T Bank Corp.
5.05%, 01/27/2034	1,000,000	962,335
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,758,603
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	825,515
Molex Electronic Technologies LLC
5.25%, 04/30/2032*	267,000	270,636
Morgan Stanley
1.93%, 04/28/2032	4,160,000	3,505,638
5.19%, 04/17/2031	794,000	808,395
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	2,054,416
Netflix, Inc.
4.90%, 08/15/2034	440,000	443,695
5.40%, 08/15/2054	440,000	426,912
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,264,400
ONEOK, Inc.
4.35%, 03/15/2029	250,000	245,958
5.05%, 11/01/2034	1,873,000	1,776,062
Oracle Corp.
4.70%, 09/27/2034	824,000	784,162
5.50%, 08/03/2035	646,000	648,660
Ovintiv, Inc.
6.50%, 02/01/2038	909,000	869,332
Owens Corning
5.95%, 06/15/2054	880,000	868,749
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	302,310
Paramount Global
4.20%, 05/19/2032	1,000,000	894,728
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	521,099
2.82%, 07/15/2046	853,000	607,499
Philip Morris International, Inc.
4.38%, 04/30/2030	900,000	894,527
Security Description	Shares or Principal Amount	Value

United States (continued)
Phillips Edison Grocery Center Operating Partnership I LP
5.75%, 07/15/2034	$ 250,000	$ 252,895
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	597,461
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	1,500,000	1,483,385
6.88%, 10/20/2034	960,000	1,055,314
Principal Life Global Funding II
4.95%, 11/27/2029*	313,000	317,311
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	606,192
5.20%, 03/14/2035	904,000	906,179
Realty Income Corp.
4.90%, 07/15/2033	886,000	870,751
5.13%, 04/15/2035	134,000	132,801
Regal Rexnord Corp.
6.40%, 04/15/2033	420,000	427,982
Regency Centers LP
5.10%, 01/15/2035	229,000	225,974
Republic Services, Inc.
1.45%, 02/15/2031	686,000	577,205
5.00%, 12/15/2033	425,000	427,559
5.15%, 03/15/2035	175,000	176,943
RTX Corp.
1.90%, 09/01/2031	550,000	465,492
3.13%, 07/01/2050	675,000	437,477
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,451,649
Simon Property Group LP
4.75%, 09/26/2034	457,000	436,938
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034*	317,000	306,508
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	200,000	200,079
6.45%, 03/18/2035*	899,000	882,821
Stryker Corp.
2.90%, 06/15/2050	1,200,000	771,448
Synopsys, Inc.
5.15%, 04/01/2035	382,000	382,816
Tapestry, Inc.
5.50%, 03/11/2035	897,000	873,600
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,642,086
5.25%, 05/15/2033	135,000	135,567
Truist Financial Corp.
5.71%, 01/24/2035	2,000,000	2,034,517
UnitedHealth Group, Inc.
5.15%, 07/15/2034	484,000	485,551
5.88%, 02/15/2053	2,107,000	2,096,063
Unum Group
4.50%, 12/15/2049	665,000	516,263
6.00%, 06/15/2054	672,000	655,412
US Bancorp
4.84%, 02/01/2034	2,000,000	1,942,371
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,271,092
4.78%, 02/15/2035	250,000	243,061
Virginia Electric & Power Co.
5.15%, 03/15/2035	1,542,000	1,523,087
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,893,068
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	933,000	871,500

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
5.14%, 03/15/2052	$ 1,163,000	$ 795,099
Weir Group, Inc.
5.35%, 05/06/2030*	241,000	242,114
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	2,011,593
3.35%, 03/02/2033	1,269,000	1,139,404
3.90%, 03/15/2026(1)	903,000	886,894
4.90%, 07/25/2033	2,658,000	2,611,340
5.39%, 04/24/2034	478,000	479,951
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,815,183
5.45%, 11/15/2034	543,000	515,854
Williams Cos., Inc.
5.10%, 09/15/2045	970,000	849,260
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035	1,193,000	1,211,936
		145,002,195
Total Corporate Bonds & Notes (cost $174,411,525)		169,214,230
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
United States — 0.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF (cost $1,275,614)	11,820	1,276,323
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $4,220.00)	22	3,465
Exchange - traded put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $4,425.00)	22	5,390
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,200.00)	32	26,880
Exchange - traded put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $4,400.00)	25	28,125
Exchange - traded put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $4,200.00)	11	17,765
Exchange - traded put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $4,400.00)	17	39,355
Exchange - traded put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $4,450.00)	17	40,205
Exchange - traded put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $4,690.00)	11	40,150
Total Purchased Options (cost $1,226,261)		201,335
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(2) Expires 03/31/2040 (cost $0)	52	$ 0
Total Long-Term Investment Securities (cost $351,188,035)		382,070,421
SHORT-TERM INVESTMENTS — 4.2%
U.S. Government — 1.4%
United States Treasury Bills
4.22%, 05/15/2025	$ 5,577,600	5,568,458
Unaffiliated Investment Companies — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.27%(3)	11,474,309	11,474,309
Total Short-Term Investments (cost $17,042,764)		17,042,767
TOTAL INVESTMENTS (cost $368,230,799)	98.0%	399,113,188
Other assets less liabilities	2.0	8,264,512
NET ASSETS	100.0%	$407,377,700
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $23,682,293 representing 5.8% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of April 30, 2025.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
18	Long	S&P/Toronto Stock Exchange 60 Index	June 2025	$ 3,833,488	$ 3,903,961	$ 70,473
32	Long	SPI 200 Index	June 2025	4,039,100	4,172,287	133,187
9	Long	U.S. Treasury 2 Year Notes	June 2025	1,873,280	1,873,336	56
131	Long	U.S. Treasury 5 Year Notes	June 2025	14,233,790	14,304,586	70,796
162	Short	MSCI Emerging Markets Index	June 2025	8,997,068	8,991,000	6,068
2	Short	U.S. Treasury Ultra Bonds	June 2025	248,504	242,063	6,441
						$287,021

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
78	Long	U.S. Treasury Long Bonds	June 2025	$ 9,186,299	$ 9,096,750	$ (89,549)
95	Short	Euro STOXX 50 Index	June 2025	5,314,740	5,496,195	(181,455)
198	Short	FTSE 100 Index	June 2025	21,417,362	22,334,359	(916,997)
68	Short	S&P 500 E-Mini Index	June 2025	18,423,673	18,995,800	(572,127)
25	Short	TOPIX Index	June 2025	4,525,415	4,658,868	(133,453)
845	Short	U.S. Treasury 10 Year Notes	June 2025	94,368,050	94,824,844	(456,794)
						$(2,350,375)
		Net Unrealized Appreciation (Depreciation)				$(2,063,354)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	5,991,923	JPY	1,045,359,803	05/22/2025	$ 52,993	$ —
	JPY	1,052,063,000	USD	7,388,780	05/22/2025	14,108	—
	NOK	4,888,000	USD	463,724	05/22/2025	—	(6,127)
	USD	7,583,568	CHF	6,185,000	05/22/2025	—	(74,464)
	USD	4,065,953	JPY	578,937,000	05/22/2025	—	(7,763)
						67,101	(88,354)
Barclays Bank PLC	EUR	5,386,000	USD	6,138,451	05/22/2025	30,654	—
	GBP	4,124,000	USD	5,456,609	05/22/2025	—	(39,754)
	USD	4,641,847	CAD	6,430,000	05/22/2025	27,178	—
	USD	35,554	CHF	29,000	05/22/2025	—	(346)
	USD	643,385	DKK	4,215,000	05/22/2025	—	(2,834)
	USD	4,097,240	EUR	3,595,000	05/22/2025	—	(20,461)
	USD	946,436	GBP	705,000	05/22/2025	—	(6,830)
	USD	594,210	SEK	5,781,000	05/22/2025	4,514	—
						62,346	(70,225)
Goldman Sachs International	HKD	2,670,000	USD	344,296	05/22/2025	—	(42)
UBS AG	CHF	692,000	USD	848,577	05/22/2025	8,431	—
	JPY	76,578,466	USD	537,823	05/22/2025	1,029	—
	USD	3,085,746	AUD	4,867,000	05/22/2025	32,435	—
						41,895	—
Unrealized Appreciation (Depreciation)						$171,342	$(158,621)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
NOK—Norwegian Krone
SEK—Swedish Krona
USD—United States Dollar

Industry Allocation*
Banks	17.0%
Internet	6.4
Pharmaceuticals	5.7
Software	5.1
Semiconductors	4.6
REITS	4.4
Insurance	4.3
Short-Term Investments	4.2
Diversified Financial Services	3.3
Retail	3.3
Telecommunications	3.2
Electric	3.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Pipelines	2.8%
Oil & Gas	2.7
Computers	2.6
Auto Manufacturers	2.4
Healthcare-Products	2.1
Media	1.9
Healthcare-Services	1.9
Aerospace/Defense	1.5
Beverages	1.5
Cosmetics/Personal Care	1.3
Commercial Services	1.3
Machinery-Diversified	1.1
Food	1.0
Electrical Components & Equipment	1.0
Distribution/Wholesale	0.9
Building Materials	0.7
Miscellaneous Manufacturing	0.7
Environmental Control	0.5
Entertainment	0.5
Machinery-Construction & Mining	0.5
Chemicals	0.4
Leisure Time	0.4
Home Furnishings	0.4
Biotechnology	0.4
Electronics	0.3
Household Products/Wares	0.3
Apparel	0.3
Unaffiliated Investment Companies	0.3
Transportation	0.2
Agriculture	0.2
Auto Parts & Equipment	0.2
Energy-Alternate Sources	0.2
Mining	0.1
Engineering & Construction	0.1
Hand/Machine Tools	0.1
Iron/Steel	0.1
Private Equity	0.1
Toys/Games/Hobbies	0.1
Shipbuilding	0.1
Purchased Options	0.1
98.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$1,182,501	$108,443	$—	$1,290,944
Netherlands	4,268,547	43,112	—	4,311,659
United Kingdom	12,356,704	3,962,717	—	16,319,421
United States	122,831,637	59,323	—	122,890,960
Other Countries	66,565,549	—	—	66,565,549
Corporate Bonds & Notes	—	169,214,230	—	169,214,230
Unaffiliated Investment Companies	1,276,323	—	—	1,276,323
Purchased Options	201,335	—	—	201,335
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	5,568,458	—	5,568,458
Other Short-Term Investments	11,474,309	—	—	11,474,309
Total Investments at Value	$220,156,905	$178,956,283	$0	$399,113,188
Other Financial Instruments:†
Futures Contracts	$287,021	$—	$—	$287,021
Forward Foreign Currency Contracts	—	171,342	—	171,342
Total Other Financial Instruments	$287,021	$171,342	$—	$458,363
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,350,375	$—	$—	$2,350,375
Forward Foreign Currency Contracts	—	158,621	—	158,621
Total Other Financial Instruments	$2,350,375	$158,621	$—	$2,508,996
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.1%
Advantage Solutions, Inc.†	13,093	$ 17,545
Boston Omaha Corp., Class A†	2,261	35,113
Clear Channel Outdoor Holdings, Inc.†	40,332	39,695
National CineMedia, Inc.	8,651	49,570
Stagwell, Inc.†	11,129	62,100
TechTarget, Inc.†	3,439	27,409
		231,432
Aerospace/Defense — 1.7%
AAR Corp.†	4,062	217,155
AeroVironment, Inc.†	3,215	487,137
AerSale Corp.†	3,718	25,914
Amprius Technologies, Inc.†	1,737	3,752
Archer Aviation, Inc., Class A†	37,458	312,025
Astronics Corp.†	3,485	79,075
Ducommun, Inc.†	1,485	85,120
Eve Holding, Inc.†	5,844	20,805
Intuitive Machines, Inc.†	4,871	39,942
Joby Aviation, Inc.†	49,785	313,646
Kratos Defense & Security Solutions, Inc.†	17,091	577,419
Leonardo DRS, Inc.	8,659	320,037
Mercury Systems, Inc.†	6,063	303,150
Moog, Inc., Class A	3,293	550,754
National Presto Industries, Inc.	605	51,032
Redwire Corp.†	2,766	29,817
Rocket Lab USA, Inc.†	40,603	884,739
Triumph Group, Inc.†	8,548	217,119
Virgin Galactic Holdings, Inc.†	3,275	9,465
VirTra, Inc.†	1,652	7,731
		4,535,834
Agriculture — 0.3%
Alico, Inc.	407	11,616
Andersons, Inc.	4,212	158,834
Dole PLC	9,736	147,890
Fresh Del Monte Produce, Inc.	4,152	141,210
Ispire Technology, Inc.†	1,455	4,016
Limoneira Co.	1,766	26,543
Tejon Ranch Co.†	1,669	28,256
Turning Point Brands, Inc.	2,001	122,821
Universal Corp.	2,841	165,545
Vital Farms, Inc.†	3,788	129,701
		936,432
Airlines — 0.3%
Allegiant Travel Co.	1,794	84,192
Frontier Group Holdings, Inc.†	5,813	17,323
JetBlue Airways Corp.†	36,012	157,012
SkyWest, Inc.†	4,731	421,863
Sun Country Airlines Holdings, Inc.†	4,752	46,570
Wheels Up Experience, Inc.†	10,711	12,318
		739,278
Apparel — 0.4%
Hanesbrands, Inc.†	41,250	189,338
Kontoor Brands, Inc.	6,427	386,584
Oxford Industries, Inc.	1,824	88,646
Rocky Brands, Inc.	1,007	21,540
Steven Madden, Ltd.	8,488	178,248
Superior Group of Cos., Inc.	1,550	16,089
Torrid Holdings, Inc.†	2,220	14,097
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	597	$ 17,850
Wolverine World Wide, Inc.	9,427	123,022
		1,035,414
Auto Manufacturers — 0.1%
Blue Bird Corp.†	3,656	127,485
Hyliion Holdings Corp.†	15,226	22,991
REV Group, Inc.	6,193	202,511
Wabash National Corp.	4,666	32,242
		385,229
Auto Parts & Equipment — 1.1%
Adient PLC†	10,133	128,183
Aeva Technologies, Inc.†	2,557	18,180
American Axle & Manufacturing Holdings, Inc.†	15,095	57,663
Aurora Innovation, Inc.†	110,743	801,779
Commercial Vehicle Group, Inc.†	5,135	4,931
Cooper-Standard Holdings, Inc.†	2,013	29,531
Dana, Inc.	15,216	209,068
Dorman Products, Inc.†	2,968	336,274
Douglas Dynamics, Inc.	2,628	63,019
Fox Factory Holding Corp.†	4,831	98,118
Gentherm, Inc.†	3,434	89,318
Goodyear Tire & Rubber Co.†	32,939	358,376
Holley, Inc.†	2,546	5,474
indie Semiconductor, Inc., Class A†	17,937	35,695
Luminar Technologies, Inc.†	2,929	11,452
Methode Electronics, Inc.	4,108	25,757
Miller Industries, Inc.	1,227	50,074
Phinia, Inc.	4,936	198,180
SES AI Corp.†	11,411	10,256
Shyft Group, Inc.	3,814	32,266
Solid Power, Inc.†	15,405	16,792
Standard Motor Products, Inc.	2,177	58,997
Titan International, Inc.†	5,845	42,961
Visteon Corp.†	3,194	252,933
XPEL, Inc.†	2,834	81,166
		3,016,443
Banks — 9.9%
1st Source Corp.	2,897	173,675
ACNB Corp.	1,262	52,890
Alerus Financial Corp.	3,034	60,316
Amalgamated Financial Corp.	3,202	90,168
Amerant Bancorp, Inc.	5,043	84,924
Ameris Bancorp	7,546	442,196
Ames National Corp.	1,482	25,728
Arrow Financial Corp.	2,789	68,414
Associated Banc-Corp.	23,032	508,086
BancFirst Corp.	2,616	308,217
Bancorp, Inc.†	5,234	252,855
Bank First Corp.	1,145	125,011
Bank of Hawaii Corp.	4,480	296,173
Bank of Marin Bancorp	2,833	58,133
Bank of N.T. Butterfield & Son, Ltd.	6,082	244,375
Bank7 Corp.	943	34,325
BankUnited, Inc.	8,548	279,605
Bankwell Financial Group, Inc.	1,032	34,995
Bar Harbor Bankshares	2,855	84,622
BayCom Corp.	1,747	45,440
BCB Bancorp, Inc.	3,251	26,723
Blue Foundry Bancorp†	1,653	15,439
Bridgewater Bancshares, Inc.†	2,551	39,260
Burke & Herbert Financial Services Corp.	1,676	93,705

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Business First Bancshares, Inc.	3,863	$ 89,042
Byline Bancorp, Inc.	5,898	150,635
California Bancorp†	2,235	31,223
Camden National Corp.	3,685	141,946
Capital Bancorp, Inc.	1,571	49,628
Capital City Bank Group, Inc.	2,369	86,563
Carter Bankshares, Inc.†	3,801	58,193
Chemung Financial Corp.	682	30,240
ChoiceOne Financial Services, Inc.	1,561	44,379
Citizens & Northern Corp.	2,591	49,877
Citizens Financial Services, Inc.	685	37,285
City Holding Co.	1,662	192,576
Civista Bancshares, Inc.	2,462	55,420
CNB Financial Corp.	3,692	81,039
Coastal Financial Corp.†	1,551	127,415
Colony Bankcorp, Inc.	3,742	58,076
Community Financial System, Inc.	5,997	327,376
Community Trust Bancorp, Inc.	3,115	152,510
Community West Bancshares	2,278	39,865
ConnectOne Bancorp, Inc.	5,011	112,898
Customers Bancorp, Inc.†	3,394	169,700
CVB Financial Corp.	15,187	281,567
Dime Community Bancshares, Inc.	4,555	117,018
Eagle Bancorp, Inc.	3,385	60,761
Eastern Bankshares, Inc.	27,046	403,526
Enterprise Bancorp, Inc.	1,638	60,934
Enterprise Financial Services Corp.	5,509	286,578
Equity Bancshares, Inc., Class A	3,087	118,819
Esquire Financial Holdings, Inc.	936	77,613
Farmers & Merchants Bancorp, Inc.	2,058	53,858
Farmers National Banc Corp.	5,547	72,333
FB Financial Corp.	6,388	271,873
Fidelity D&D Bancorp, Inc.	792	32,060
Financial Institutions, Inc.	3,031	76,957
First Bancorp	4,589	185,671
First Bancorp, Inc.	2,177	53,184
First Bank	3,177	45,685
First Busey Corp.	11,638	241,954
First Business Financial Services, Inc.	1,222	58,827
First Commonwealth Financial Corp.	11,594	177,620
First Community Bankshares, Inc.	2,395	90,244
First Financial Bancorp	10,824	250,576
First Financial Bankshares, Inc.	16,177	542,091
First Financial Corp.	2,013	99,442
First Foundation, Inc.	7,400	37,148
First Internet Bancorp	1,429	30,381
First Interstate BancSystem, Inc., Class A	12,110	317,221
First Merchants Corp.	8,537	304,259
First Mid Bancshares, Inc.	3,738	124,961
First of Long Island Corp.	4,285	49,363
Five Star Bancorp	3,153	87,275
FVCBankcorp, Inc.†	2,042	23,320
German American Bancorp, Inc.	4,390	166,425
Glacier Bancorp, Inc.	14,583	594,403
Great Southern Bancorp, Inc.	1,354	74,470
Guaranty Bancshares, Inc.	1,200	47,352
Hancock Whitney Corp.	9,947	518,139
HarborOne Bancorp, Inc.	5,887	66,641
HBT Financial, Inc.	2,445	56,663
Heritage Commerce Corp.	10,539	95,273
Heritage Financial Corp.	3,872	88,359
Hilltop Holdings, Inc.	6,573	194,101
Security Description	Shares or Principal Amount	Value

Banks (continued)
Home BancShares, Inc.	27,305	$ 757,714
HomeStreet, Inc.†	2,201	25,003
Hope Bancorp, Inc.	13,964	139,221
Horizon Bancorp, Inc.	7,917	116,222
Independent Bank Corp.	4,866	287,532
International Bancshares Corp.	7,558	461,340
Investar Holding Corp.	1,733	33,152
John Marshall Bancorp, Inc.	1,860	31,973
Kearny Financial Corp.	7,273	45,529
Lakeland Financial Corp.	2,852	158,771
LCNB Corp.	2,315	34,771
LINKBANCORP, Inc.	2,978	20,906
Live Oak Bancshares, Inc.	4,446	116,218
Mercantile Bank Corp.	2,599	109,964
Merchants Bancorp	2,518	75,741
Metrocity Bankshares, Inc.	2,959	81,580
Metropolitan Bank Holding Corp.†	1,451	89,860
Mid Penn Bancorp, Inc.	3,156	91,682
Middlefield Banc Corp.	1,036	26,864
Midland States Bancorp, Inc.	2,357	38,372
MidWestOne Financial Group, Inc.	3,080	85,439
MVB Financial Corp.	1,942	33,131
National Bank Holdings Corp., Class A	4,230	152,957
National Bankshares, Inc.	966	24,894
NB Bancorp, Inc.†	4,919	84,361
NBT Bancorp, Inc.	5,276	223,386
Nicolet Bankshares, Inc.	1,787	208,740
Northeast Bank	1,030	85,305
Northeast Community Bancorp, Inc.	2,330	53,031
Northrim BanCorp, Inc.	891	71,538
Norwood Financial Corp.	1,322	33,063
Oak Valley Bancorp	1,074	28,139
Old National Bancorp	40,458	833,030
Old Second Bancorp, Inc.	7,664	121,015
Orange County Bancorp, Inc.	1,641	38,941
Origin Bancorp, Inc.	3,964	127,007
Orrstown Financial Services, Inc.	2,719	81,488
Park National Corp.	2,010	301,701
Parke Bancorp, Inc.	2,365	44,580
Pathward Financial, Inc.	1,771	140,564
PCB Bancorp	2,187	42,887
Peapack-Gladstone Financial Corp.	2,600	71,968
Peoples Bancorp of North Carolina, Inc.	794	21,930
Peoples Bancorp, Inc.	6,065	175,946
Peoples Financial Services Corp.	1,293	55,883
Pioneer Bancorp, Inc.†	1,343	15,068
Plumas Bancorp	1,112	49,028
Ponce Financial Group, Inc.†	2,215	28,507
Primis Financial Corp.	4,111	33,875
Princeton Bancorp, Inc.	973	29,657
Provident Bancorp, Inc.†	2,170	24,087
QCR Holdings, Inc.	2,371	153,996
RBB Bancorp	2,976	46,366
Red River Bancshares, Inc.	623	32,832
Renasant Corp.	10,648	341,481
Republic Bancorp, Inc., Class A	1,299	88,137
S&T Bancorp, Inc.	4,368	159,170
Seacoast Banking Corp. of Florida	9,683	229,584
ServisFirst Bancshares, Inc.	5,816	414,216
Shore Bancshares, Inc.	6,531	90,324
Sierra Bancorp	2,768	73,241
Simmons First National Corp., Class A	14,227	265,476
SmartFinancial, Inc.	2,456	74,712

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
South Plains Financial, Inc.	2,266	$ 76,387
Southern First Bancshares, Inc.†	991	35,190
Southern States Bancshares, Inc.	1,295	43,266
Southside Bancshares, Inc.	3,292	92,802
SouthState Corp.	12,448	1,080,237
Stellar Bancorp, Inc.	5,631	140,550
Stock Yards Bancorp, Inc.	3,346	243,555
Texas Capital Bancshares, Inc.†	6,120	417,078
Third Coast Bancshares, Inc.†	1,814	54,057
Tompkins Financial Corp.	2,079	123,908
Towne Bank	10,674	351,708
TriCo Bancshares	5,264	203,085
Triumph Financial, Inc.†	2,817	150,484
TrustCo Bank Corp.	2,129	64,828
UMB Financial Corp.	8,864	838,269
United Bankshares, Inc.	15,156	519,699
United Community Banks, Inc.	13,711	378,561
Unity Bancorp, Inc.	1,293	53,530
Univest Financial Corp.	4,871	143,889
USCB Financial Holdings, Inc.	1,928	32,699
Valley National Bancorp	59,492	511,631
Veritex Holdings, Inc.	6,020	140,146
Virginia National Bankshares Corp.	805	29,608
Walker & Dunlop, Inc.	4,015	307,308
Washington Trust Bancorp, Inc.	2,195	60,582
WesBanco, Inc.	12,136	361,410
West BanCorp, Inc.	2,729	52,956
Westamerica BanCorp	2,944	142,578
		26,749,203
Beverages — 0.4%
BRC, Inc., Class A†	4,424	10,087
MGP Ingredients, Inc.	1,563	46,062
National Beverage Corp.	2,448	108,691
Primo Brands Corp.	23,198	757,879
Vita Coco Co., Inc.†	4,496	148,593
Westrock Coffee Co.†	3,362	19,499
		1,090,811
Biotechnology — 8.2%
2seventy Bio, Inc.†	5,743	28,658
4D Molecular Therapeutics, Inc.†	5,155	17,372
89bio, Inc.†	12,975	104,059
Absci Corp.†	9,242	28,373
ACADIA Pharmaceuticals, Inc.†	13,757	200,852
Achieve Life Sciences, Inc.†	3,534	9,188
Acrivon Therapeutics, Inc.†	856	1,198
Actinium Pharmaceuticals, Inc.†	4,275	6,498
Acumen Pharmaceuticals, Inc.†	5,427	6,133
ADC Therapeutics SA†	8,917	12,751
ADMA Biologics, Inc.†	26,347	627,059
Adverum Biotechnologies, Inc.†	2,903	9,464
Agenus, Inc.†	2,225	6,430
Akero Therapeutics, Inc.†	8,608	392,611
Aldeyra Therapeutics, Inc.†	6,495	17,212
Allogene Therapeutics, Inc.†	14,780	24,830
Altimmune, Inc.†	8,404	44,121
Alto Neuroscience, Inc.†	2,368	5,896
Alumis Inc†	1,814	7,510
ALX Oncology Holdings, Inc.†	6,514	3,518
Amicus Therapeutics, Inc.†	33,378	256,343
AnaptysBio, Inc.†	2,459	54,639
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Anavex Life Sciences Corp.†	8,820	$ 83,790
ANI Pharmaceuticals, Inc.†	2,003	141,852
Annexon, Inc.†	11,482	21,357
Apogee Therapeutics, Inc.†	4,371	171,562
Applied Therapeutics, Inc.†	10,960	4,485
Arbutus Biopharma Corp.†	16,605	58,948
Arcellx, Inc.†	5,055	328,322
Arcturus Therapeutics Holdings, Inc.†	2,618	33,537
Arcus Biosciences, Inc.†	6,182	54,092
Arcutis Biotherapeutics, Inc.†	12,427	185,287
Ardelyx, Inc.†	26,752	147,270
ArriVent Biopharma, Inc.†	3,199	68,011
Arrowhead Pharmaceuticals, Inc.†	13,676	189,960
ARS Pharmaceuticals, Inc.†	5,676	79,294
Artiva Biotherapeutics, Inc.†	2,226	5,320
Astria Therapeutics, Inc.†	5,238	27,028
Atea Pharmaceuticals, Inc.†	8,265	24,382
Atossa Therapeutics, Inc.†	15,149	13,602
Aura Biosciences, Inc.†	5,220	30,433
Aurinia Pharmaceuticals, Inc.†	15,486	127,605
Avidity Biosciences, Inc.†	13,053	426,180
Axsome Therapeutics, Inc.†	4,246	476,783
Beam Therapeutics, Inc.†	10,559	210,441
Bicara Therapeutics, Inc.†	2,113	30,364
BioAge Labs, Inc.†	1,341	5,632
BioCryst Pharmaceuticals, Inc.†	23,558	208,488
Biohaven, Ltd.†	10,003	221,266
Biomea Fusion, Inc.†	3,655	7,676
Black Diamond Therapeutics, Inc.†	4,798	8,157
Blueprint Medicines Corp.†	7,317	654,871
Boundless Bio, Inc.†	1,233	2,170
Bridgebio Pharma, Inc.†	16,124	618,517
C4 Therapeutics, Inc.†	7,777	12,754
Cabaletta Bio, Inc.†	6,164	8,136
CAMP4 Therapeutics Corp.†	1,570	2,779
Candel Therapeutics, Inc.†	3,260	16,007
Capricor Therapeutics, Inc.†	4,219	53,581
Cardiff Oncology, Inc.†	6,976	19,114
Cargo Therapeutics, Inc.†	3,650	16,680
Caribou Biosciences, Inc.†	10,575	8,998
Cartesian Therapeutics, Inc.†	1,151	13,812
Cartesian Therapeutics, Inc. CVR†(1)	13,211	1,802
Cassava Sciences, Inc.†	5,249	8,188
Celcuity, Inc.†	3,350	37,319
Celldex Therapeutics, Inc.†	7,288	151,809
Century Therapeutics, Inc.†	4,080	2,210
CervoMed, Inc.†	695	6,297
CG oncology, Inc.†	6,197	166,947
Chinook Therapeutics, Inc. CVR†(1)	6,629	2,585
Cibus, Inc.†	2,224	4,782
Climb Bio, Inc.†	1,941	2,601
Cogent Biosciences, Inc.†	10,833	56,440
Compass Therapeutics, Inc.†	11,985	22,292
Conduit Pharmaceuticals, Inc.†	704	393
Contineum Therapeutics, Inc., Class A†	1,198	4,924
Crinetics Pharmaceuticals, Inc.†	10,469	349,560
Cullinan Therapeutics, Inc.†	5,853	48,463
Cytek Biosciences, Inc.†	13,487	50,037
Cytokinetics, Inc.†	13,085	560,561
Day One Biopharmaceuticals, Inc.†	5,818	45,264
Denali Therapeutics, Inc.†	14,361	239,111
Design Therapeutics, Inc.†	3,941	19,153
Dianthus Therapeutics, Inc.†	2,651	57,924

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Disc Medicine, Inc.†	2,667	$ 131,803
Dynavax Technologies Corp.†	15,592	183,206
Dyne Therapeutics, Inc.†	9,637	113,620
Edgewise Therapeutics, Inc.†	8,602	141,073
Editas Medicine, Inc.†	9,452	15,596
Elevation Oncology, Inc.†	1,114	414
Entrada Therapeutics, Inc.†	3,045	27,801
Erasca, Inc.†	20,357	29,721
Esperion Therapeutics, Inc.†	21,519	21,506
Evolus, Inc.†	6,322	72,071
EyePoint Pharmaceuticals, Inc.†	7,283	49,670
Fate Therapeutics, Inc.†	10,805	13,830
Fibrobiologics, Inc.†	1,632	1,828
Geron Corp.†	66,954	94,405
Greenwich Lifesciences, Inc.†	805	8,131
Guardant Health, Inc.†	13,745	649,176
Halozyme Therapeutics, Inc.†	14,271	876,525
Harvard Bioscience, Inc.†	5,270	1,878
HilleVax, Inc.†	3,067	5,950
Humacyte, Inc.†	11,687	16,946
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	9,724	195,744
IGM Biosciences, Inc.†	993	1,375
ImmunityBio, Inc.†	17,355	43,561
Immunome, Inc.†	7,912	69,546
Immunovant, Inc.†	7,196	116,215
Inhibrx Biosciences, Inc.†	1,756	21,651
Inhibrx. Inc. CVR†(1)	3,965	2,577
Inmune Bio, Inc.†	1,780	13,991
Innoviva, Inc.†	5,861	109,542
Inovio Pharmaceuticals, Inc.†	4,589	8,903
Inozyme Pharma, Inc.†	5,280	6,072
Insmed, Inc.†	19,795	1,425,240
Intellia Therapeutics, Inc.†	11,673	103,540
Invivyd, Inc.†	11,058	6,969
Iovance Biotherapeutics, Inc.†	31,367	112,608
iTeos Therapeutics, Inc.†	2,983	21,627
Jade Biosciences, Inc.	1	4
Janux Therapeutics, Inc.†	3,574	118,657
Jasper Therapeutics, Inc.†	1,304	7,159
Keros Therapeutics, Inc.†	3,661	52,865
Kiniksa Pharmaceuticals International PLC†	4,525	122,039
Kodiak Sciences, Inc.†	3,814	16,629
Korro Bio, Inc.†	701	12,443
Krystal Biotech, Inc.†	2,837	481,950
Kura Oncology, Inc.†	8,393	55,058
Kymera Therapeutics, Inc.†	5,410	185,401
Kyverna Therapeutics, Inc.†	3,334	7,702
Larimar Therapeutics, Inc.†	4,220	11,183
LENZ Therapeutics, Inc.†	1,465	41,774
Lexeo Therapeutics, Inc.†	2,842	11,169
Lexicon Pharmaceuticals, Inc.†	9,790	7,155
Ligand Pharmaceuticals, Inc.†	2,140	235,100
Lineage Cell Therapeutics, Inc.†	20,367	10,163
Liquidia Corp.†	7,267	101,520
Lyra Therapeutics, Inc.†	14,976	1,779
MacroGenics, Inc.†	6,979	12,109
Maravai LifeSciences Holdings, Inc., Class A†	12,552	25,355
MBX Biosciences, Inc.†	1,038	10,889
MeiraGTx Holdings PLC†	5,556	39,392
Mersana Therapeutics, Inc.†	12,759	5,523
Metagenomi, Inc.†	2,349	4,064
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Metsera, Inc.†	1,947	$ 46,942
Mind Medicine MindMed, Inc.†	8,280	52,909
Mineralys Therapeutics, Inc.†	3,299	46,879
Monte Rosa Therapeutics, Inc.†	4,596	22,566
Myriad Genetics, Inc.†	10,477	77,635
Nektar Therapeutics†	22,518	17,913
NeoGenomics, Inc.†	14,528	92,907
Neumora Therapeutics, Inc.†	11,319	8,827
Niagen Bioscience, Inc.†	5,823	45,711
Nkarta, Inc.†	5,185	10,992
Novavax, Inc.†	17,913	119,480
Nurix Therapeutics, Inc.†	8,610	99,273
Nuvalent, Inc., Class A†	4,103	314,905
Nuvation Bio, Inc.†	19,942	44,869
Olema Pharmaceuticals, Inc.†	4,411	22,761
Omeros Corp.†	6,623	48,679
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,287	40,689
Ovid Therapeutics, Inc.†	9,884	3,233
PepGen, Inc.†	1,104	1,733
Perspective Therapeutics, Inc.†	5,790	14,186
Phathom Pharmaceuticals, Inc.†	4,590	19,691
Pliant Therapeutics Inc†	6,464	10,278
Praxis Precision Medicines, Inc.†	1,956	73,624
Precigen, Inc.†	16,881	26,334
Prime Medicine, Inc.†	6,790	11,747
ProKidney Corp.†	11,903	10,541
Prothena Corp. PLC†	5,007	46,064
PTC Therapeutics, Inc.†	8,828	439,988
Puma Biotechnology, Inc.†	5,554	17,662
Pyxis Oncology, Inc.†	4,661	5,127
Q32 Bio, Inc.†	1,104	1,766
Radius Health, Inc. CVR†(1)	5,015	401
Rain Oncology, Inc. CVR†(1)	2,002	100
Rapport Therapeutics, Inc.†	1,712	19,602
RAPT Therapeutics, Inc.†	5,410	5,014
Recursion Pharmaceuticals, Inc., Class A†	28,944	161,797
REGENXBIO, Inc.†	5,341	51,327
Relay Therapeutics, Inc.†	14,440	48,085
Renovaro, Inc.†	15,008	5,398
Replimune Group, Inc.†	7,946	77,712
Revolution Medicines, Inc.†	19,560	789,833
Rigel Pharmaceuticals, Inc.†	1,997	39,061
Rocket Pharmaceuticals, Inc.†	8,961	68,372
Sage Therapeutics, Inc.†	6,430	46,875
Sana Biotechnology, Inc.†	15,891	30,193
Savara, Inc.†	12,933	41,386
Scholar Rock Holding Corp.†	9,283	305,504
Septerna, Inc.†	1,961	13,649
Shattuck Labs, Inc.†	6,803	6,728
Soleno Therapeutics, Inc.†	2,934	219,639
Solid Biosciences, Inc.†	3,289	10,887
SpringWorks Therapeutics, Inc.†	7,919	366,650
Stoke Therapeutics, Inc.†	3,931	38,367
Summit Therapeutics, Inc.†	10,659	257,095
Sutro Biopharma, Inc.†	8,639	9,071
Syndax Pharmaceuticals, Inc.†	9,191	130,053
Tango Therapeutics, Inc.†	5,242	7,391
Tarsus Pharmaceuticals, Inc.†	4,285	222,434
Taysha Gene Therapies, Inc.†	19,195	37,238
Tenaya Therapeutics, Inc.†	10,368	4,925
Terns Pharmaceuticals, Inc.†	8,025	26,482
Tevogen Bio Holdings, Inc.†	1,632	1,681

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TG Therapeutics, Inc.†	16,055	$ 730,663
Theravance Biopharma, Inc.†	4,232	41,347
Third Harmonic Bio, Inc.†	1,968	10,175
Tourmaline Bio, Inc.†	2,624	45,159
Travere Therapeutics, Inc.†	9,783	203,584
TScan Therapeutics, Inc.†	3,522	5,653
Tyra Biosciences, Inc.†	2,215	22,814
Upstream Bio, Inc.†	1,747	16,177
UroGen Pharma, Ltd.†	3,927	45,710
Ventyx Biosciences, Inc.†	6,859	9,122
Vera Therapeutics, Inc.†	5,193	121,360
Veracyte, Inc.†	9,016	274,988
Verastem, Inc.†	4,477	33,533
Vericel Corp.†	5,680	215,954
Veru, Inc.†	15,462	8,376
Verve Therapeutics, Inc.†	8,069	45,751
Vir Biotechnology, Inc.†	10,615	64,964
Viridian Therapeutics, Inc.†	8,546	115,798
Wave Life Sciences, Ltd.†	11,346	87,591
Werewolf Therapeutics, Inc.†	4,096	3,696
X4 Pharmaceuticals, Inc.†	1	3
XBiotech, Inc.†	2,473	7,518
Xencor, Inc.†	7,640	84,193
XOMA Royalty Corp.†	636	15,289
Zenas Biopharma, Inc.†	1,565	18,123
Zentalis Pharmaceuticals, Inc.†	6,977	9,907
Zevra Therapeutics, Inc. †	6,059	44,412
Zura Bio, Ltd.†	4,498	6,927
Zymeworks, Inc.†	6,463	84,084
		22,026,162
Building Materials — 1.6%
American Woodmark Corp.†	1,743	102,837
Apogee Enterprises, Inc.	2,497	99,056
Aspen Aerogels, Inc.†	6,963	37,600
Boise Cascade Co.	4,551	424,517
Caesarstone, Ltd.†	1,365	3,535
Gibraltar Industries, Inc.†	3,533	187,073
Griffon Corp.	4,608	313,851
JELD-WEN Holding, Inc.†	9,717	53,638
Knife River Corp.†	6,648	620,790
LSI Industries, Inc.	2,697	40,698
Masterbrand, Inc.†	14,678	178,338
Modine Manufacturing Co.†	5,980	488,207
Northwest Pipe Co.†	955	40,454
SmartRent, Inc.†	23,997	22,872
Smith-Midland Corp.†	468	14,035
SPX Technologies, Inc.†	5,175	694,226
Tecnoglass, Inc.	2,649	188,794
UFP Industries, Inc.	7,053	697,189
		4,207,710
Chemicals — 1.6%
AdvanSix, Inc.	3,143	67,323
American Vanguard Corp.	3,193	13,474
Avient Corp.	11,120	370,407
Balchem Corp.	3,647	570,938
Cabot Corp.	6,341	498,022
Codexis, Inc.†	9,866	22,692
Ecovyst, Inc.†	12,994	77,704
H.B. Fuller Co.	6,362	343,803
Hawkins, Inc.	2,204	268,403
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Ingevity Corp.†	4,138	$ 136,471
Innospec, Inc.	2,865	256,360
Intrepid Potash, Inc.†	1,245	41,135
Koppers Holdings, Inc.	2,329	58,365
Kronos Worldwide, Inc.	3,373	26,006
Lightwave Logic, Inc.†	13,382	11,911
Mativ Holdings, Inc.	6,520	33,317
Minerals Technologies, Inc.	3,772	194,597
Northern Technologies International Corp.	820	6,109
Oil-Dri Corp. of America	1,055	44,405
Orion SA	6,644	79,994
Perimeter Solutions, Inc.†	15,158	153,551
Quaker Chemical Corp.	1,722	182,429
Rayonier Advanced Materials, Inc.†	7,614	32,436
Rogers Corp.†	2,082	128,688
Sensient Technologies Corp.	4,768	447,954
Stepan Co.	2,576	130,243
Tronox Holdings PLC	14,668	79,354
Valhi, Inc.	556	9,585
		4,285,676
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	1,280	155,328
Core Natural Resources, Inc.	6,072	438,459
Hallador Energy Co.†	2,820	39,663
NACCO Industries, Inc., Class A	233	8,132
Peabody Energy Corp.	14,533	179,337
Ramaco Resources, Inc., Class A	3,079	31,036
Ramaco Resources, Inc., Class B	137	1,256
SunCoke Energy, Inc.	9,697	87,855
Warrior Met Coal, Inc.	5,914	282,808
		1,223,874
Commercial Services — 4.5%
ABM Industries, Inc.	7,515	366,281
Acacia Research Corp.†	1,721	5,318
Adtalem Global Education, Inc.†	4,423	469,723
AirSculpt Technologies, Inc.†	1,682	3,650
Alarm.com Holdings, Inc.†	5,372	287,939
Alight, Inc., Class A	50,539	258,254
Alta Equipment Group, Inc.	2,899	12,321
American Public Education, Inc.†	1,843	43,310
AMN Healthcare Services, Inc.†	4,357	89,013
Arlo Technologies, Inc.†	11,195	110,047
Barrett Business Services, Inc.	2,867	116,286
BrightView Holdings, Inc.†	7,062	96,891
Brink's Co.	5,100	455,124
Cadiz, Inc.†	4,894	13,899
Carriage Services, Inc.	1,493	59,660
Cass Information Systems, Inc.	1,654	67,384
CBIZ, Inc.†	5,373	365,901
Chegg, Inc.†	11,930	8,675
Cimpress PLC†	1,941	81,561
CompoSecure, Inc., Class A	3,042	33,432
CoreCivic, Inc.†	12,615	285,604
Coursera, Inc.†	15,610	131,436
CPI Card Group, Inc.†	808	21,121
CRA International, Inc.	756	122,623
Cross Country Healthcare, Inc.†	3,659	49,579
Custom Truck One Source, Inc.†	5,371	21,645
Deluxe Corp.	5,420	79,132
Distribution Solutions Group, Inc.†	638	16,614
DLH Holdings Corp.†	1,919	7,561

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Driven Brands Holdings, Inc.†	6,684	$ 110,420
Emerald Holding, Inc.	1,628	6,398
Ennis, Inc.	2,914	52,306
European Wax Center, Inc., Class A†	3,614	11,276
EVERTEC, Inc.	7,447	252,751
First Advantage Corp.†	6,551	92,369
FiscalNote Holdings, Inc.†	10,206	6,193
Flywire Corp.†	14,064	132,342
Forrester Research, Inc.†	1,237	11,566
Franklin Covey Co.†	1,240	25,184
GEO Group, Inc.†	14,706	460,004
Graham Holdings Co., Class B	404	371,700
Green Dot Corp., Class A†	6,713	56,188
Hackett Group, Inc.	2,722	69,520
Healthcare Services Group, Inc.†	8,221	116,820
Heidrick & Struggles International, Inc.	2,435	95,014
Herc Holdings, Inc.	3,258	356,555
Hertz Global Holdings, Inc.†	13,971	95,282
HireQuest, Inc.	509	5,233
Huron Consulting Group, Inc.†	2,032	273,893
ICF International, Inc.	2,146	182,324
Information Services Group, Inc.	5,294	20,541
Insperity, Inc.	4,182	271,872
John Wiley & Sons, Inc., Class A	4,695	204,890
Kelly Services, Inc., Class A	4,040	46,662
Kforce, Inc.	2,121	81,022
KinderCare Learning Cos., Inc.†	3,290	40,335
Korn Ferry	6,314	389,574
Laureate Education, Inc.†	15,769	316,484
Legalzoom.com, Inc.†	14,823	108,504
Lifecore Biomedical, Inc.†	2,689	18,178
Lincoln Educational Services Corp.†	2,909	49,162
MarketWise, Inc.	363	4,951
Marqeta, Inc., Class A†	54,701	228,650
Matthews International Corp., Class A	3,411	69,755
Medifast, Inc.†	1,883	24,743
Mister Car Wash, Inc.†	11,421	78,348
Monro, Inc.	3,423	47,717
National Research Corp.	1,717	19,505
Paysafe, Ltd.†	4,092	62,321
Performant Healthcare, Inc.†	8,593	20,279
Priority Technology Holdings, Inc.†	2,901	21,061
PROG Holdings, Inc.	5,010	132,064
Progyny, Inc.†	8,614	196,744
Quad/Graphics, Inc.	4,282	20,425
Remitly Global, Inc.†	17,530	354,457
Repay Holdings Corp.†	10,934	43,736
Resources Connection, Inc.	4,098	23,502
Sezzle, Inc.†	1,679	87,224
SoundThinking, Inc.†	1,180	18,314
Spire Global, Inc.†	2,433	22,846
StoneCo., Ltd., Class A†	33,081	465,119
Strategic Education, Inc.	2,616	213,413
Stride, Inc.†	4,911	698,590
Target Hospitality Corp.†	3,970	26,996
Transcat, Inc.†	996	79,013
TriNet Group, Inc.	3,703	290,056
TrueBlue, Inc.†	4,403	19,109
Udemy, Inc.†	10,638	73,083
Universal Technical Institute, Inc.†	5,432	152,422
Upbound Group, Inc.	6,379	126,942
Verra Mobility Corp.†	18,909	412,216
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Willdan Group, Inc.†	1,476	$ 57,859
ZipRecruiter, Inc., Class A†	7,479	38,592
		12,140,598
Computers — 2.3%
3D Systems Corp.†	15,238	28,038
ASGN, Inc.†	5,268	265,402
Cantaloupe, Inc.†	6,894	55,152
Conduent, Inc.†	23,011	48,553
Corsair Gaming, Inc.†	5,749	40,703
Cricut, Inc., Class A	6,281	31,279
Diebold Nixdorf, Inc.†	3,186	141,235
D-Wave Quantum, Inc.†	20,935	144,661
Everspin Technologies, Inc.†	2,760	14,628
ExlService Holdings, Inc.†	18,357	889,947
Grid Dynamics Holdings, Inc.†	7,755	109,811
Insight Enterprises, Inc.†	3,217	444,847
Integral Ad Science Holding Corp.†	8,686	61,410
Maximus, Inc.	6,605	442,271
Mitek Systems, Inc.†	4,838	40,059
NCR Atleos Corp.†	8,695	242,764
NCR Voyix Corp.†	19,807	169,746
NetScout Systems, Inc.†	8,183	172,007
NextNav, Inc.†	9,121	113,283
OneSpan, Inc.	4,616	68,640
PAR Technology Corp.†	3,875	226,300
PlayAGS, Inc.†	4,116	49,886
Qualys, Inc.†	4,238	532,759
Rapid7, Inc.†	7,135	168,529
Rekor Systems, Inc.†	8,858	9,301
Rigetti Computing, Inc.†	21,666	192,177
Rimini Street, Inc.†	6,878	24,279
Telos Corp.†	6,794	18,548
Tenable Holdings, Inc.†	13,817	422,386
TTEC Holdings, Inc.	2,357	9,428
Unisys Corp.†	8,307	32,979
V2X, Inc.†	1,911	95,091
Varonis Systems, Inc.†	12,638	541,412
WNS Holdings, Ltd.†	4,997	302,418
		6,149,929
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	8,294	8,224
Edgewell Personal Care Co.	5,458	166,742
Honest Co., Inc.†	9,489	45,452
Interparfums, Inc.	2,117	231,176
Olaplex Holdings, Inc.†	15,908	20,839
Prestige Consumer Healthcare, Inc.†	5,730	465,448
Waldencast PLC, Class A†	1,679	4,567
		942,448
Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	2,170	52,861
EVI Industries, Inc.	414	6,678
G-III Apparel Group, Ltd.†	4,729	119,265
Global Industrial Co.	1,339	34,385
H&E Equipment Services, Inc.	3,718	333,914
Hudson Technologies, Inc.†	5,061	33,858
MRC Global, Inc.†	9,832	114,543
OPENLANE, Inc.†	12,674	234,596
Resideo Technologies, Inc.†	17,243	289,338
Rush Enterprises, Inc., Class A	7,064	360,193
Rush Enterprises, Inc., Class B	991	57,319
ScanSource, Inc.†	2,990	98,640

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
ThredUp, Inc., Class A†	9,320	$ 41,847
Titan Machinery, Inc.†	2,252	37,361
VSE Corp.	2,059	235,797
		2,050,595
Diversified Financial Services — 3.8%
Acadian Asset Management, Inc.	3,384	91,165
AlTi Global, Inc.†	3,505	12,022
Artisan Partners Asset Management, Inc., Class A	7,221	267,033
Atlanticus Holdings Corp.†	817	44,788
B. Riley Financial, Inc.	3,886	11,386
Brookfield Business Corp., Class A	2,994	78,533
Burford Capital, Ltd.	23,789	323,055
Cohen & Steers, Inc.	3,629	276,965
Columbia Financial, Inc.†	4,077	54,917
Consumer Portfolio Services, Inc.†	1,166	10,762
Dave, Inc.†	920	87,234
Diamond Hill Investment Group, Inc.	611	76,974
Enact Holdings, Inc.	5,604	200,567
Encore Capital Group, Inc.†	2,734	94,050
Enova International, Inc.†	3,286	301,622
Federal Agricultural Mtg. Corp., Class C	1,210	212,149
First Western Financial, Inc.†	1,086	22,904
Forge Global Holdings, Inc.†	905	13,113
FTAI Aviation, Ltd.	11,669	1,249,867
GCM Grosvenor, Inc., Class A	8,254	103,505
Hamilton Lane, Inc., Class A	4,545	702,157
International Money Express, Inc.†	3,741	46,463
LendingClub Corp.†	14,091	137,669
LendingTree, Inc.†	1,230	63,456
Medallion Financial Corp.	3,034	26,699
Mr. Cooper Group, Inc.†	7,352	874,961
Navient Corp.	12,650	156,607
Nelnet, Inc., Class A	1,897	201,253
NerdWallet, Inc., Class A†	4,501	40,329
Onity Group, Inc.†	864	32,409
OppFi, Inc.	2,441	22,823
Pagseguro Digital, Ltd., Class A†	21,910	219,757
Paysign, Inc.†	4,895	11,748
PennyMac Financial Services, Inc.	3,319	323,403
Perella Weinberg Partners	7,172	123,143
Piper Sandler Cos.	2,263	545,655
PJT Partners, Inc., Class A	3,074	435,617
PRA Group, Inc.†	4,813	88,078
Radian Group, Inc.	18,443	589,069
Regional Management Corp.	1,268	41,755
Resolute Holdings Management, Inc.†	167	4,504
Silvercrest Asset Management Group, Inc., Class A	3,103	47,476
StepStone Group, Inc., Class A	8,283	414,233
StoneX Group, Inc.†	5,590	495,078
SWK Holdings Corp.	408	5,749
Upstart Holdings, Inc.†	9,303	444,683
Velocity Financial, Inc.†	1,155	20,640
Victory Capital Holdings, Inc., Class A	5,610	321,397
Virtus Investment Partners, Inc.	1,064	163,420
WisdomTree, Inc.	15,391	133,902
World Acceptance Corp.†	480	61,978
		10,328,722
Electric — 1.7%
ALLETE, Inc.	7,121	466,354
Ameresco, Inc., Class A†	3,917	41,638
Security Description	Shares or Principal Amount	Value

Electric (continued)
Avista Corp.	9,465	$ 392,514
Black Hills Corp.	8,833	537,930
Genie Energy, Ltd., Class B	1,266	18,699
Hawaiian Electric Industries, Inc.†	19,926	209,223
MGE Energy, Inc.	4,185	378,408
Northwestern Energy Group, Inc.	7,330	426,826
Ormat Technologies, Inc.	6,594	478,724
Otter Tail Corp.	4,854	385,310
Portland General Electric Co.	12,590	530,291
TXNM Energy, Inc.	10,535	560,462
Unitil Corp.	1,352	79,308
		4,505,687
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	4,027	79,936
Belden, Inc.	4,809	495,856
ChargePoint Holdings, Inc.†	42,682	26,582
Energizer Holdings, Inc.	8,331	225,270
EnerSys	4,549	393,943
Graham Corp.†	1,092	33,284
Insteel Industries, Inc.	1,979	67,108
nLight, Inc.†	4,837	37,293
Novanta, Inc.†	4,007	476,272
Powell Industries, Inc.	1,077	197,210
Ultralife Corp.†	470	2,106
		2,034,860
Electronics — 2.5%
Advanced Energy Industries, Inc.	4,315	420,324
Allient, Inc.	1,387	29,612
Applied Optoelectronics, Inc.†	5,105	65,293
Atkore, Inc.	4,066	259,695
Atmus Filtration Technologies, Inc.	9,521	330,093
Badger Meter, Inc.	3,320	733,122
Bel Fuse, Inc., Class A	138	8,473
Bel Fuse, Inc., Class B	1,226	80,634
Benchmark Electronics, Inc.	4,373	142,254
CTS Corp.	3,128	119,114
Enovix Corp.†	18,756	125,665
ESCO Technologies, Inc.	2,983	466,690
Evolv Technologies Holdings, Inc.†	14,755	64,775
FARO Technologies, Inc.†	2,145	63,085
GoPro, Inc., Class A†	18,914	10,895
Itron, Inc.†	5,186	577,150
Kimball Electronics, Inc.†	2,503	35,893
Knowles Corp.†	9,481	149,231
Mesa Laboratories, Inc.	555	63,964
MicroVision, Inc.†	24,159	27,300
Mirion Technologies, Inc.†	23,884	376,890
Napco Security Technologies, Inc.	3,912	89,389
NEXTracker, Inc., Class A†	16,565	672,705
NVE Corp.	380	22,082
OSI Systems, Inc.†	1,826	373,855
Plexus Corp.†	3,162	387,124
Sanmina Corp.†	6,347	487,386
Standard BioTools, Inc.†	31,833	35,335
Stoneridge, Inc.†	2,847	10,989
TTM Technologies, Inc.†	11,849	237,217
Turtle Beach Corp.†	2,044	23,608
Vicor Corp.†	2,598	103,673
Vishay Intertechnology, Inc.	14,689	190,810
		6,784,325

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.2%
Aemetis, Inc.†	3,209	$ 4,043
Array Technologies, Inc.†	17,126	81,862
ASP Isotopes, Inc.†	6,281	33,164
Energy Vault Holdings, Inc.†	10,835	8,107
Fluence Energy, Inc.†	7,154	29,260
FuelCell Energy, Inc.†	1,933	7,925
FutureFuel Corp.	3,285	13,501
Montauk Renewables, Inc.†	7,464	15,674
Plug Power, Inc.†	94,488	82,450
REX American Resources Corp.†	1,648	65,459
Shoals Technologies Group, Inc., Class A†	18,662	67,370
SolarMax Technology, Inc.†	3,338	3,939
Stem, Inc.†	11,900	6,437
Sunrun, Inc.†	25,056	172,636
T1 Energy, Inc.†	10,199	12,341
TPI Composites, Inc.†	4,640	4,242
		608,410
Engineering & Construction — 1.9%
908 Devices, Inc.†	2,477	13,450
Arcosa, Inc.	5,564	445,510
Bowman Consulting Group, Ltd.†	1,382	30,570
Centuri Holdings, Inc.†	1,801	32,346
Concrete Pumping Holdings, Inc.	2,229	13,374
Construction Partners, Inc., Class A†	5,303	435,589
Dycom Industries, Inc.†	3,280	549,564
Exponent, Inc.	5,659	445,250
Fluor Corp.†	19,935	695,532
Frontdoor, Inc.†	8,839	363,371
Granite Construction, Inc.	5,196	422,383
Great Lakes Dredge & Dock Corp.†	7,347	66,784
IES Holdings, Inc.†	955	187,829
Latham Group, Inc.†	4,860	26,560
Limbach Holdings, Inc.†	1,193	114,218
Mistras Group, Inc.†	1,897	17,301
MYR Group, Inc.†	1,857	227,148
NV5 Global, Inc.†	6,206	115,121
Orion Group Holdings, Inc.†	4,031	25,758
Primoris Services Corp.	6,355	381,109
Sterling Infrastructure, Inc.†	3,440	514,039
Tutor Perini Corp.†	5,126	110,004
		5,232,810
Entertainment — 1.1%
Accel Entertainment, Inc.†	5,154	53,086
AMC Entertainment Holdings, Inc., Class A†	46,328	123,696
Atlanta Braves Holdings, Inc., Class A†	1,064	46,231
Atlanta Braves Holdings, Inc., Class C†	5,616	223,854
Cinemark Holdings, Inc.	12,781	382,280
Everi Holdings, Inc.†	9,231	129,695
Golden Entertainment, Inc.	2,486	63,890
IMAX Corp.†	5,032	122,429
International Game Technology PLC	13,878	227,599
Lions Gate Entertainment Corp., Class A†	8,611	76,466
Lions Gate Entertainment Corp., Class B†	12,490	99,670
Madison Square Garden Entertainment Corp.†	4,390	142,412
Monarch Casino & Resort, Inc.	1,384	108,215
Pursuit Attractions & Hospitality, Inc.†	2,350	68,831
RCI Hospitality Holdings, Inc.	798	31,665
Red Rock Resorts, Inc., Class A	5,649	241,212
Reservoir Media, Inc.†	1,064	7,980
Rush Street Interactive, Inc.†	8,903	107,993
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Six Flags Entertainment Corp.	10,699	$ 368,153
Super Group SGHC, Ltd.	17,624	143,107
United Parks & Resorts, Inc.†	3,793	165,564
Webtoon Entertainment, Inc.†	1,771	15,939
		2,949,967
Environmental Control — 0.5%
374Water, Inc.†	1,883	620
Arq, Inc.†	3,098	11,741
Casella Waste Systems, Inc., Class A†	6,990	820,976
CECO Environmental Corp.†	3,214	76,461
Energy Recovery, Inc.†	6,349	98,092
Enviri Corp.†	8,953	61,507
Montrose Environmental Group, Inc.†	3,587	52,478
Perma-Fix Environmental Services, Inc.†	1,592	13,054
Pure Cycle Corp.†	1,685	16,682
PureCycle Technologies, Inc.†	14,440	96,892
Quest Resource Holding Corp.†	925	2,183
		1,250,686
Food — 1.9%
B&G Foods, Inc.	8,362	57,614
Beyond Meat, Inc.†	6,824	16,924
Calavo Growers, Inc.	1,835	50,683
Cal-Maine Foods, Inc.	5,120	478,054
Chefs' Warehouse, Inc.†	4,079	232,381
Hain Celestial Group, Inc.†	10,055	30,567
HF Foods Group, Inc.†	4,184	15,690
Ingles Markets, Inc., Class A	1,448	89,327
J&J Snack Foods Corp.	1,712	221,858
John B. Sanfilippo & Son, Inc.	935	61,963
Krispy Kreme, Inc.	10,322	42,320
Lancaster Colony Corp.	2,207	359,256
Lifeway Foods, Inc.†	496	11,745
Mama's Creations, Inc.†	3,234	21,344
Mission Produce, Inc.†	4,624	48,436
Nathan's Famous, Inc.	154	15,054
Natural Grocers by Vitamin Cottage, Inc.	1,131	56,731
Seneca Foods Corp., Class A†	509	45,652
Simply Good Foods Co.†	10,401	375,580
SpartanNash Co.	3,324	65,948
Sprouts Farmers Market, Inc.†	11,606	1,984,626
SunOpta, Inc.†	10,476	45,256
TreeHouse Foods, Inc.†	5,348	124,555
United Natural Foods, Inc.†	6,901	184,326
Utz Brands, Inc.	7,030	93,429
Village Super Market, Inc., Class A	877	32,317
Weis Markets, Inc.	1,785	153,492
WK Kellogg Co.	7,606	136,376
		5,051,504
Forest Products & Paper — 0.1%
Sylvamo Corp.	4,257	253,802
Gas — 1.2%
Brookfield Infrastructure Corp., Class A	13,953	522,400
Chesapeake Utilities Corp.	2,435	320,617
New Jersey Resources Corp.	11,886	581,701
Northwest Natural Holding Co.	4,603	198,389
ONE Gas, Inc.	6,631	520,600
RGC Resources, Inc.	449	9,416
Southwest Gas Holdings, Inc.	7,230	522,078
Spire, Inc.	6,860	525,064
		3,200,265

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	2,840	$ 82,786
Enerpac Tool Group Corp.	6,114	246,822
Franklin Electric Co., Inc.	5,095	432,871
Kennametal, Inc.	9,721	189,365
Luxfer Holdings PLC	2,702	29,074
		980,918
Healthcare-Products — 3.0%
Accuray, Inc.†	10,063	15,598
Adaptive Biotechnologies Corp.†	13,704	100,862
Akoya Biosciences, Inc.†	2,360	2,832
Alphatec Holdings, Inc.†	11,830	129,893
AngioDynamics, Inc.†	4,480	41,619
Anteris Technologies Global Corp.†	1,674	8,286
Artivion, Inc.†	4,320	102,341
AtriCure, Inc.†	5,482	163,967
Avanos Medical, Inc.†	4,713	59,148
Avita Medical, Inc.†	2,838	27,500
Axogen, Inc.†	4,983	81,073
Beta Bionics, Inc.†	1,521	16,807
BioLife Solutions, Inc.†	4,319	104,131
Bioventus, Inc., Class A†	4,486	32,793
CareDx, Inc.†	6,019	101,601
Castle Biosciences, Inc.†	2,940	58,947
Ceribell, Inc.†	1,351	21,738
Cerus Corp.†	18,624	24,584
CONMED Corp.	3,566	175,126
CVRx, Inc.†	1,778	13,015
Embecta Corp.	6,733	82,075
Fractyl Health, Inc.†	2,757	3,501
Glaukos Corp.†	5,663	533,738
Haemonetics Corp.†	5,665	357,008
ICU Medical, Inc.†	2,479	338,607
InfuSystem Holdings, Inc.†	1,988	9,383
Inmode, Ltd.†	7,733	109,035
Inogen, Inc.†	2,678	19,094
Integer Holdings Corp.†	3,811	481,367
Integra LifeSciences Holdings Corp.†	7,816	128,104
iRadimed Corp.	465	24,371
iRhythm Technologies, Inc.†	3,575	382,132
Lantheus Holdings, Inc.†	7,896	823,869
LeMaitre Vascular, Inc.	2,227	202,078
LivaNova PLC†	6,296	232,952
MaxCyte, Inc.†	11,568	32,853
Merit Medical Systems, Inc.†	6,628	626,015
MiMedx Group, Inc.†	13,706	94,297
Nautilus Biotechnology, Inc.†	6,423	4,423
Neogen Corp.†	24,804	125,260
NeuroPace, Inc.†	1,586	18,540
Novocure, Ltd.†	12,275	222,669
OmniAb, Inc.†	10,635	18,080
Omnicell, Inc.†	5,263	164,521
OraSure Technologies, Inc.†	6,783	20,281
Orchestra BioMed Holdings, Inc.†	3,102	9,213
Orthofix Medical, Inc.†	3,551	49,394
OrthoPediatrics Corp.†	1,770	36,851
Pacific Biosciences of California, Inc.†	30,351	33,690
PROCEPT BioRobotics Corp.†	5,128	276,810
Pulmonx Corp.†	4,479	21,634
Pulse Biosciences, Inc.†	2,119	36,065
Quanterix Corp.†	4,207	24,232
Quantum-Si, Inc.†	14,467	16,492
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
RxSight, Inc.†	4,251	$ 62,575
Sanara Medtech, Inc.†	396	12,648
Semler Scientific, Inc.†	808	26,123
Sera Prognostics, Inc., Class A†	3,117	9,164
SI-BONE, Inc.†	4,567	62,340
STAAR Surgical Co.†	5,670	103,534
Stereotaxis, Inc.†	5,435	10,870
Surmodics, Inc.†	1,481	41,483
Tactile Systems Technology, Inc.†	2,472	34,905
Tandem Diabetes Care, Inc.†	7,571	127,571
TransMedics Group, Inc.†	3,743	344,393
Treace Medical Concepts, Inc.†	5,614	39,747
Twist Bioscience Corp.†	6,913	264,906
UFP Technologies, Inc.†	817	170,377
Varex Imaging Corp.†	4,459	37,099
Zimvie, Inc.†	3,315	30,034
Zynex, Inc.†	1,283	2,130
		8,220,394
Healthcare-Services — 2.0%
Addus HomeCare Corp.†	1,922	200,945
agilon health, Inc.†	35,507	151,260
Ardent Health Partners LLC†	3,041	38,712
Astrana Health, Inc.†	4,904	152,858
Aveanna Healthcare Holdings, Inc.†	6,262	28,868
Blade Air Mobility, Inc.†	6,377	16,899
BrightSpring Health Services, Inc.†	6,596	115,628
Brookdale Senior Living, Inc.†	21,128	138,600
Community Health Systems, Inc.†	14,742	40,246
Concentra Group Holdings Parent, Inc.	12,499	271,853
CorVel Corp.†	2,959	321,821
DocGo, Inc.†	11,553	25,763
Enhabit, Inc.†	4,872	38,927
Ensign Group, Inc.	6,333	816,894
Fulgent Genetics, Inc.†	2,146	37,233
GeneDx Holdings Corp.†	1,490	99,606
HealthEquity, Inc.†	9,910	849,485
Innovage Holding Corp.†	1,253	3,922
Joint Corp.†	1,234	12,352
LifeStance Health Group, Inc.†	16,103	105,797
ModivCare, Inc.†	798	950
Nano-X Imaging, Ltd.†	6,336	31,870
National HealthCare Corp.	1,395	131,814
OPKO Health, Inc.†	38,989	53,805
Oscar Health, Inc., Class A†	24,706	321,425
PACS Group, Inc.†	4,583	44,134
Pediatrix Medical Group, Inc. †	9,962	128,311
Pennant Group, Inc.†	3,546	90,848
Quipt Home Medical Corp.†	607	1,305
RadNet, Inc.†	7,634	399,869
Select Medical Holdings Corp.	13,109	239,108
Sonida Senior Living, Inc.†	459	10,658
Surgery Partners, Inc.†	8,837	193,972
Teladoc Health, Inc.†	19,932	143,311
U.S. Physical Therapy, Inc.	1,551	110,292
Viemed Healthcare, Inc.†	2,493	17,625
		5,386,966
Home Builders — 1.8%
Beazer Homes USA, Inc.†	3,120	61,027
Cavco Industries, Inc.†	897	442,983
Century Communities, Inc.	3,241	176,764
Champion Homes, Inc.†	6,104	527,996

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Dream Finders Homes, Inc., Class A†	3,097	$ 70,178
Forestar Group, Inc.†	2,223	42,815
Green Brick Partners, Inc.†	3,393	200,153
Hovnanian Enterprises, Inc., Class A†	570	55,176
Installed Building Products, Inc.	2,737	453,877
KB Home	7,653	413,492
Landsea Homes Corp.†	3,640	22,204
LCI Industries	2,961	228,234
LGI Homes, Inc.†	2,249	122,818
M/I Homes, Inc.†	3,116	332,415
Meritage Homes Corp.	8,038	547,709
Taylor Morrison Home Corp.†	11,835	678,737
Tri Pointe Homes, Inc.†	10,510	323,183
United Homes Group, Inc.†	39	76
Winnebago Industries, Inc.	3,312	105,388
		4,805,225
Home Furnishings — 0.2%
Arhaus, Inc.†	5,985	47,042
Daktronics, Inc.†	4,762	60,430
Ethan Allen Interiors, Inc.	2,640	75,055
Flexsteel Industries, Inc.	558	18,632
Hamilton Beach Brands Holding Co., Class A	932	18,454
Hooker Furnishings Corp.	1,725	16,560
iRobot Corp.†	3,677	9,009
Lovesac Co.†	1,585	30,828
MillerKnoll, Inc.	8,446	138,514
Purple Innovation, Inc.†	6,027	4,079
Sleep Number Corp.†	2,429	18,922
Sonos, Inc.†	14,288	131,592
Traeger, Inc.†	3,010	4,395
Xperi, Inc.†	5,383	39,780
		613,292
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,545	40,704
Central Garden & Pet Co.†	1,435	48,158
Central Garden & Pet Co., Class A†	5,428	160,506
Helen of Troy, Ltd.†	2,713	75,584
Quanex Building Products Corp.	5,245	86,228
WD-40 Co.	1,513	345,509
		756,689
Housewares — 0.0%
Lifetime Brands, Inc.	1,760	6,406
Insurance — 2.6%
American Coastal Insurance Corp.	4,123	47,126
AMERISAFE, Inc.	3,043	141,469
Baldwin Insurance Group, Inc.†	8,182	340,535
Bowhead Specialty Holdings, Inc.†	2,288	91,955
CNO Financial Group, Inc.	11,698	443,822
Crawford & Co., Class A	6,124	68,099
Donegal Group, Inc., Class A	4,127	79,857
Enstar Group, Ltd.†	1,634	546,426
Essent Group, Ltd.	12,435	707,925
F&G Annuities & Life, Inc.	3,672	127,822
Fidelis Insurance Holdings, Ltd.	7,250	118,538
GoHealth, Inc., Class A†	1,132	11,920
Goosehead Insurance, Inc., Class A	2,683	260,814
Greenlight Capital Re, Ltd., Class A†	6,749	88,513
Hamilton Insurance Group, Ltd., Class B†	6,562	121,397
HCI Group, Inc.	1,057	154,639
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Heritage Insurance Holdings, Inc.†	2,941	$ 55,585
Hippo Holdings, Inc.†	2,464	56,968
Investors Title Co.	313	72,362
James River Group Holdings, Ltd.	5,252	25,000
Kingsway Financial Services, Inc.†	2,278	19,705
Lemonade, Inc.†	6,244	182,450
Maiden Holdings, Ltd.†	12,095	16,933
MBIA, Inc.†	6,145	28,820
Mercury General Corp.	3,440	190,645
NI Holdings, Inc.†	1,948	24,350
NMI Holdings, Inc.†	10,678	386,223
Palomar Holdings, Inc.†	3,097	449,127
ProAssurance Corp.†	5,838	135,500
Roadzen, Inc.†	9,468	9,158
Root, Inc., Class A†	1,044	145,816
Safety Insurance Group, Inc.	2,180	166,770
Selective Insurance Group, Inc.	7,484	652,829
Selectquote, Inc.†	20,132	63,818
Skyward Specialty Insurance Group, Inc.†	4,701	249,576
Stewart Information Services Corp.	3,938	257,860
Tiptree, Inc.	3,523	78,598
Trupanion, Inc.†	4,450	162,870
United Fire Group, Inc.	3,000	83,010
Universal Insurance Holdings, Inc.	3,841	93,106
		6,957,936
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	2,519	13,930
1stdibs.com, Inc.†	2,457	6,069
aka Brands Holding Corp.†	68	516
AudioEye, Inc.†	968	10,503
Backblaze, Inc., Class A†	5,265	23,166
BARK, Inc.†	13,819	15,615
Beyond, Inc.†	6,026	24,526
Bumble, Inc., Class A†	9,302	39,254
Cardlytics, Inc.†	5,595	8,057
Cargurus, Inc.†	10,455	292,322
Cars.com, Inc.†	7,604	88,511
Cogent Communications Holdings, Inc.	5,093	276,804
Couchbase, Inc.†	4,637	81,797
Despegar.com Corp.†	8,117	157,957
Entravision Communications Corp., Class A	7,941	14,532
ePlus, Inc.†	3,178	198,180
Eventbrite, Inc., Class A†	9,489	20,117
EverQuote, Inc., Class A†	2,889	68,585
Figs, Inc., Class A†	14,504	58,451
fuboTV, Inc.†	38,992	116,976
Gambling.com Group, Ltd.†	1,853	23,848
Getty Images Holdings, Inc.†	11,705	22,357
Grindr, Inc.†	2,815	61,846
Groupon, Inc.†	2,681	48,821
HealthStream, Inc.	2,255	75,836
Hims & Hers Health, Inc.†	22,253	736,574
Lands' End, Inc.†	1,555	13,808
LifeMD, Inc.†	4,127	30,375
Liquidity Services, Inc.†	2,502	79,514
LiveOne, Inc.†	10,325	9,069
Magnite, Inc.†	14,695	174,723
MediaAlpha, Inc., Class A†	3,278	27,535
Nerdy, Inc.†	8,781	13,962
Nextdoor Holdings, Inc.†	20,758	30,514
Open Lending Corp.†	12,285	15,233
Opendoor Technologies, Inc.†	77,704	58,923

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
OptimizeRx Corp.†	2,018	$ 18,404
Q2 Holdings, Inc.†	6,951	550,867
QuinStreet, Inc.†	6,255	109,588
RealReal, Inc.†	11,720	67,976
Revolve Group, Inc.†	4,443	88,327
RumbleON, Inc., Class B†	1,079	2,730
Shutterstock, Inc.	3,149	50,258
Sprinklr, Inc., Class A†	13,792	106,060
Stitch Fix, Inc., Class A†	12,770	41,758
TrueCar, Inc.†	10,699	15,941
Tucows, Inc., Class A†	713	11,593
Upwork, Inc.†	14,444	189,939
Vivid Seats, Inc., Class A†	8,925	25,079
Yelp, Inc.†	7,456	261,556
Ziff Davis, Inc.†	4,937	145,790
		4,624,672
Investment Companies — 0.8%
Bit Digital, Inc.†	16,190	31,409
Cannae Holdings, Inc.	7,351	130,186
Cipher Mining, Inc.†	23,823	67,896
Cleanspark, Inc.†	31,908	260,688
Compass Diversified Holdings	9,121	156,790
Core Scientific, Inc.†	20,443	165,588
FTAI Infrastructure, Inc.	10,912	47,140
HA Sustainable Infrastructure Capital, Inc.	14,116	352,618
Hut 8 Corp.†	9,476	116,650
MARA Holdings, Inc.†	39,331	525,855
NewtekOne, Inc.	4,877	50,721
Riot Platforms, Inc.†	36,108	261,422
Terawulf, Inc.†	31,193	86,716
		2,253,679
Iron/Steel — 0.7%
Carpenter Technology Corp.	5,546	1,084,853
Commercial Metals Co.	13,233	589,398
Radius Recycling, Inc.	3,016	88,459
		1,762,710
Leisure Time — 0.6%
Acushnet Holdings Corp.	3,212	212,699
Escalade, Inc.	946	14,360
Global Business Travel Group I†	15,833	106,239
Johnson Outdoors, Inc., Class A	345	7,876
Life Time Group Holdings, Inc.†	10,015	307,060
Lindblad Expeditions Holdings, Inc.†	4,134	36,544
Livewire Group, Inc.†	1,195	2,139
Malibu Boats, Inc., Class A†	2,098	59,919
Marine Products Corp.	412	3,461
MasterCraft Boat Holdings, Inc.†	1,688	27,751
OneSpaWorld Holdings, Ltd.	12,381	206,763
Peloton Interactive, Inc., Class A†	41,009	282,552
Sabre Corp.†	44,629	105,771
Topgolf Callaway Brands Corp.†	15,831	104,643
Xponential Fitness, Inc., Class A†	2,686	22,482
		1,500,259
Lodging — 0.1%
Full House Resorts, Inc.†	2,300	7,429
Hilton Grand Vacations, Inc.†	8,142	273,815
Marcus Corp.	2,925	47,707
		328,951
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.5%
Argan, Inc.	1,448	$ 221,732
Astec Industries, Inc.	2,553	92,495
Bloom Energy Corp., Class A†	23,114	423,449
Hyster-Yale, Inc.	1,508	57,953
Manitowoc Co., Inc.†	4,655	36,681
NANO Nuclear Energy, Inc.†	2,811	63,950
Net Power, Inc.†	2,517	4,279
NuScale Power Corp.†	10,365	171,748
Terex Corp.	8,062	283,782
		1,356,069
Machinery-Diversified — 2.2%
Alamo Group, Inc.	1,163	194,198
Albany International Corp., Class A	3,564	234,369
Applied Industrial Technologies, Inc.	4,445	1,081,380
Cactus, Inc., Class A	7,570	287,206
Chart Industries, Inc.†	4,967	670,446
Columbus McKinnon Corp.	3,313	49,198
CSW Industrials, Inc.	1,901	594,024
DXP Enterprises, Inc.†	1,420	125,613
Eastman Kodak Co.†	8,187	51,496
Gencor Industries, Inc.†	614	7,792
Gorman-Rupp Co.	1,612	57,806
GrafTech International, Ltd.†	28,858	18,267
Ichor Holdings, Ltd.†	3,790	74,966
Kadant, Inc.	1,345	396,775
Lindsay Corp.	1,139	146,999
Mueller Water Products, Inc., Class A	17,981	471,821
Taylor Devices, Inc.†	258	8,230
Tennant Co.	2,123	153,196
Thermon Group Holdings, Inc.†	3,634	95,320
Twin Disc, Inc.	1,853	13,601
Watts Water Technologies, Inc., Class A	3,128	649,842
Zurn Elkay Water Solutions Corp.	16,497	560,238
		5,942,783
Media — 0.4%
AMC Networks, Inc., Class A†	3,742	23,949
Cable One, Inc.	635	169,716
E.W. Scripps Co., Class A†	8,265	16,613
Gannett Co., Inc.†	17,159	54,909
Gray Media, Inc.	11,529	38,622
iHeartMedia, Inc., Class A†	14,431	14,864
Liberty Latin America, Ltd., Class A†	7,206	39,056
Liberty Latin America, Ltd., Class C†	10,742	59,081
Scholastic Corp.	3,071	55,370
Sinclair, Inc.	4,514	65,002
Sphere Entertainment Co.†	3,291	89,680
TEGNA, Inc.	20,800	337,584
Thryv Holdings, Inc.†	4,383	60,047
Townsquare Media, Inc., Class A	688	4,555
Value Line, Inc.	38	1,554
WideOpenWest, Inc.†	5,701	24,970
		1,055,572
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	3,213	278,760
Eastern Co.	653	13,707
Helios Technologies, Inc.	3,753	102,307
Hillman Solutions Corp.†	21,910	153,151
Janus International Group, Inc.†	15,750	108,360
L.B. Foster Co., Class A†	1,021	20,389
Mayville Engineering Co., Inc.†	1,373	17,547
Metallus, Inc.†	4,498	56,900

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Mueller Industries, Inc.	12,916	$ 950,101
NN, Inc.†	5,516	11,087
Olympic Steel, Inc.	1,116	35,991
Omega Flex, Inc.	222	6,651
Park-Ohio Holdings Corp.	1,453	28,929
Proto Labs, Inc.†	2,811	98,835
Ryerson Holding Corp.	3,218	75,237
Standex International Corp.	1,265	178,896
Tredegar Corp.†	3,035	23,582
Worthington Enterprises, Inc.	3,624	183,483
Worthington Steel, Inc.	3,843	98,611
Xometry, Inc., Class A†	5,144	131,892
		2,574,416
Mining — 0.9%
Caledonia Mining Corp. PLC	1,624	21,388
Centrus Energy Corp., Class A†	1,644	113,913
Century Aluminum Co.†	6,371	104,548
Coeur Mining, Inc.†	71,964	399,400
Compass Minerals International, Inc.†	3,690	49,593
Constellium SE†	15,166	153,328
Contango ORE, Inc.†	811	11,403
Dakota Gold Corp.†	7,088	19,138
Encore Energy Corp.†	18,478	27,902
Energy Fuels, Inc.†	20,476	92,551
Hecla Mining Co.	68,734	393,158
i-80 Gold Corp.†	32,276	19,824
Ivanhoe Electric, Inc.†	9,309	58,647
Kaiser Aluminum Corp.	1,869	120,476
Lifezone Metals, Ltd.†	4,019	14,388
MAC Copper, Ltd.†	5,256	47,251
Novagold Resources, Inc.†	27,501	116,329
Perpetua Resources Corp.†	4,879	71,868
Piedmont Lithium, Inc.†	1,731	12,948
SSR Mining, Inc.†	23,326	248,189
United States Lime & Minerals, Inc.	1,217	113,802
Uranium Energy Corp.†	46,783	245,611
Ur-Energy, Inc.†	35,791	26,936
		2,482,591
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.†	8,743	17,224
Byrna Technologies, Inc.†	1,916	42,899
Core Molding Technologies, Inc.†	741	11,396
Enpro, Inc.	2,454	366,628
Fabrinet†	4,206	862,482
Federal Signal Corp.	6,837	556,737
Hillenbrand, Inc.	8,100	163,863
JBT Marel Corp.	5,415	569,983
LSB Industries, Inc.†	6,607	42,153
Materion Corp.	2,326	193,081
Myers Industries, Inc.	4,156	43,638
NL Industries, Inc.	1,151	9,876
Park Aerospace Corp.	1,652	21,592
Sight Sciences, Inc.†	3,567	10,879
Smith & Wesson Brands, Inc.	5,517	52,577
Sturm Ruger & Co., Inc.	1,616	65,706
Trinity Industries, Inc.	9,667	242,642
		3,273,356
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,593	137,612
Security Description	Shares or Principal Amount	Value

Office Furnishings — 0.2%
HNI Corp.	6,009	$ 254,181
Interface, Inc.	6,787	127,595
Steelcase, Inc., Class A	12,004	119,080
Virco Mfg. Corp.	1,275	11,717
		512,573
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	15,310	67,517
Oil & Gas — 2.1%
Amplify Energy Corp.†	4,874	12,672
Berry Corp.	11,130	27,602
BKV Corp.†	1,741	31,564
Borr Drilling, Ltd.	27,684	47,063
California Resources Corp.	8,173	282,050
CNX Resources Corp.†	16,771	493,571
Comstock Resources, Inc.†	10,912	199,362
Crescent Energy Co., Class A	19,135	158,438
CVR Energy, Inc.	4,465	84,210
Delek US Holdings, Inc.	7,653	99,642
Diversified Energy Co. PLC	5,133	63,701
Empire Petroleum Corp.†	1,255	5,760
Granite Ridge Resources, Inc.	4,108	19,759
Gulfport Energy Corp.†	1,453	250,642
Helmerich & Payne, Inc.	11,736	221,693
HighPeak Energy, Inc.	1,469	11,767
Infinity Natural Resources, Inc., Class A†	1,255	19,264
Kosmos Energy, Ltd.†	55,270	85,116
Magnolia Oil & Gas Corp., Class A	20,622	423,370
Murphy Oil Corp.	17,371	356,627
Nabors Industries, Ltd.†	1,037	27,833
Noble Corp. PLC	15,683	340,948
Northern Oil & Gas, Inc.	11,999	291,576
Par Pacific Holdings, Inc.†	6,346	90,875
Patterson-UTI Energy, Inc.	45,912	258,944
PBF Energy, Inc., Class A	12,244	210,352
PrimeEnergy Resources Corp.†	67	11,381
Riley Exploration Permian, Inc.	1,339	33,047
Ring Energy, Inc.†	17,139	15,187
Sable Offshore Corp.†	5,802	108,265
SandRidge Energy, Inc.	3,871	35,265
Seadrill, Ltd.†	8,038	165,100
Sitio Royalties Corp., Class A	8,493	144,041
SM Energy Co.	13,951	317,943
Talos Energy, Inc.†	16,426	113,011
Transocean, Ltd.†	83,691	178,262
VAALCO Energy, Inc.	11,607	37,955
Valaris, Ltd.†	7,299	235,831
Vital Energy, Inc.†	3,342	47,390
Vitesse Energy, Inc.	2,510	51,329
W&T Offshore, Inc.	9,657	11,106
		5,619,514
Oil & Gas Services — 1.2%
Archrock, Inc.	19,015	447,423
Aris Water Solution, Inc., Class A	3,213	80,196
Atlas Energy Solutions, Inc.	8,611	116,507
Bristow Group, Inc.†	2,790	81,022
ChampionX Corp.	22,476	542,346
Core Laboratories, Inc.	5,530	62,876
DMC Global, Inc.†	2,028	13,162
DNOW, Inc.†	12,136	192,598
Expro Group Holdings NV†	10,897	90,118
Flowco Holdings, Inc., Class A†	2,243	43,335

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Forum Energy Technologies, Inc.†	896	$ 13,126
Geospace Technologies Corp.†	680	4,379
Helix Energy Solutions Group, Inc.†	16,405	99,906
Innovex International, Inc.†	3,995	60,325
Kodiak Gas Services, Inc.	5,191	176,546
Liberty Energy, Inc.	18,613	214,050
Mammoth Energy Services, Inc.†	1,490	3,770
Matrix Service Co.†	3,019	35,020
Natural Gas Services Group, Inc.†	800	14,376
NPK International, Inc.†	9,528	55,072
Oceaneering International, Inc.†	12,189	216,355
Oil States International, Inc.†	7,320	25,693
ProFrac Holding Corp., Class A†	2,278	9,454
ProPetro Holding Corp.†	9,586	47,738
Ranger Energy Services, Inc., Class A	1,622	17,988
RPC, Inc.	9,778	46,250
SEACOR Marine Holdings, Inc.†	1,374	6,705
Select Water Solutions, Inc.	10,833	92,297
Solaris Energy Infrastructure, Inc.	3,533	74,688
TETRA Technologies, Inc.†	14,514	41,365
Tidewater, Inc.†	5,617	203,279
		3,127,965
Packaging & Containers — 0.3%
Ardagh Metal Packaging SA	15,989	59,319
Clearwater Paper Corp.†	1,716	46,092
Greif, Inc., Class A	3,672	192,707
Greif, Inc., Class B	409	22,728
Karat Packaging, Inc.	801	21,130
O-I Glass, Inc.†	17,801	225,361
Ranpak Holdings Corp.†	5,137	21,113
TriMas Corp.	4,345	104,497
		692,947
Pharmaceuticals — 2.7%
ACELYRIN, Inc.†	8,613	21,274
AdaptHealth Corp.†	11,751	100,001
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,545	194,321
Akebia Therapeutics, Inc.†	25,811	62,205
Alector, Inc.†	10,071	12,085
Alkermes PLC†	18,762	539,783
Amneal Pharmaceuticals, Inc.†	19,229	147,294
Amphastar Pharmaceuticals, Inc.†	4,441	108,405
Anika Therapeutics, Inc.†	1,226	17,814
Aquestive Therapeutics, Inc.†	8,479	24,801
Arvinas, Inc.†	7,275	69,986
Avadel Pharmaceuticals PLC†	10,589	94,136
Biote Corp., Class A†	1,928	6,420
Catalyst Pharmaceuticals, Inc.†	13,005	315,891
Coherus Biosciences, Inc.†	13,443	13,846
Collegium Pharmaceutical, Inc.†	3,494	94,321
Corbus Pharmaceuticals Holdings, Inc.†	1,277	9,539
Corcept Therapeutics, Inc.†	9,290	667,765
CorMedix, Inc.†	7,128	65,506
Enanta Pharmaceuticals, Inc.†	2,415	14,707
Enliven Therapeutics, Inc.†	4,261	80,703
Fennec Pharmaceuticals, Inc.†	2,125	12,835
Foghorn Therapeutics, Inc.†	2,586	10,861
Fulcrum Therapeutics, Inc.†	5,721	22,026
Galectin Therapeutics, Inc.†	627	859
Guardian Pharmacy Services, Inc., Class A†	835	20,908
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Gyre Therapeutics, Inc.†	671	$ 6,549
Harmony Biosciences Holdings, Inc.†	4,444	130,965
Harrow, Inc.†	3,525	87,314
Herbalife, Ltd.†	12,035	86,652
Heron Therapeutics, Inc.†	13,376	32,370
Ironwood Pharmaceuticals, Inc.†	16,128	15,036
Jounce Therapeutics, Inc. CVR†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	4,305	59,280
Lyell Immunopharma, Inc.†	20,833	9,900
Madrigal Pharmaceuticals, Inc.†	2,062	688,522
MannKind Corp.†	30,320	152,813
Maze Therapeutics, Inc.†	1,090	10,083
MediWound, Ltd.†	854	15,120
Mirum Pharmaceuticals, Inc.†	4,633	201,304
Nature's Sunshine Products, Inc.†	1,075	13,244
Neurogene, Inc.†	1,226	18,390
Ocugen, Inc.†	30,574	22,845
Ocular Therapeutix, Inc.†	18,109	150,305
Option Care Health, Inc.†	19,730	637,476
ORIC Pharmaceuticals, Inc.†	7,196	41,089
Outlook Therapeutics, Inc.†	750	1,178
Owens & Minor, Inc.†	8,841	62,417
Pacira BioSciences, Inc.†	5,233	140,768
Phibro Animal Health Corp., Class A	2,547	47,400
Protagonist Therapeutics, Inc.†	6,823	312,630
Regulus Therapeutics, Inc.†	6,498	51,854
Rhythm Pharmaceuticals, Inc.†	6,266	408,481
Scpharmaceuticals, Inc.†	3,306	8,430
SIGA Technologies, Inc.	5,289	29,195
Spyre Therapeutics, Inc.†	4,591	69,921
Supernus Pharmaceuticals, Inc.†	5,764	187,215
Telomir Pharmaceuticals, Inc.†	2,643	6,740
Trevi Therapeutics, Inc.†	8,651	59,778
USANA Health Sciences, Inc.†	1,193	33,511
Vanda Pharmaceuticals, Inc.†	5,946	26,816
Vaxcyte, Inc.†	14,303	512,620
Verrica Pharmaceuticals, Inc.†	4,120	1,913
Voyager Therapeutics, Inc.†	5,247	18,679
Xeris Biopharma Holdings, Inc.†	16,565	75,702
Y-mAbs Therapeutics, Inc.†	4,331	18,407
		7,181,349
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,346	60,011
Golar LNG, Ltd.	11,178	475,121
Kinetik Holdings, Inc.	4,369	180,614
NextDecade Corp.†	13,300	99,484
		815,230
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	1,704	24,657
P10, Inc., Class A	602	6,664
Patria Investments, Ltd., Class A	8,678	90,945
		122,266
Real Estate — 0.6%
Anywhere Real Estate, Inc.†	12,032	41,631
Compass, Inc., Class A†	43,312	334,369
eXp World Holdings, Inc.	10,762	98,580
FRP Holdings, Inc.†	841	22,358
Kennedy-Wilson Holdings, Inc.	13,503	86,419
Legacy Housing Corp.†	700	17,028
Marcus & Millichap, Inc.	3,182	96,733
Maui Land & Pineapple Co., Inc.†	846	13,138

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
McGrath RentCorp	2,733	$ 291,529
Newmark Group, Inc., Class A	16,533	181,698
Offerpad Solutions, Inc.†	3,770	4,185
RE/MAX Holdings, Inc., Class A†	1,989	15,216
Real Brokerage, Inc.†	11,703	51,610
Redfin Corp.†	14,312	136,107
RMR Group, Inc., Class A	2,500	36,700
Sky Harbour Group Corp.†	963	10,275
St. Joe Co.	4,194	177,490
Star Holdings†	1,123	7,569
Stratus Properties, Inc.†	578	9,173
Transcontinental Realty Investors, Inc.†	148	4,256
		1,636,064
REITS — 6.5%
Acadia Realty Trust	14,739	281,515
AG Mtg. Investment Trust, Inc.	4,741	30,959
Alexander & Baldwin, Inc.	9,518	163,519
Alexander's, Inc.	237	48,917
Alpine Income Property Trust, Inc.	299	4,620
American Assets Trust, Inc.	5,928	111,031
American Healthcare REIT, Inc.	18,206	587,690
Angel Oak Mtg. REIT, Inc.	1,797	16,982
Apartment Investment & Management Co., Class A	14,589	115,399
Apollo Commercial Real Estate Finance, Inc.	16,042	150,314
Apple Hospitality REIT, Inc.	29,059	342,024
Ares Commercial Real Estate Corp.	6,754	27,489
Armada Hoffler Properties, Inc.	9,074	61,431
ARMOUR Residential REIT, Inc.	6,743	111,057
Blackstone Mtg. Trust, Inc., Class A	21,223	404,298
Braemar Hotels & Resorts, Inc.	8,185	15,306
Brandywine Realty Trust	20,533	81,311
BrightSpire Capital, Inc.	16,399	82,159
Broadstone Net Lease, Inc.	23,875	386,297
BRT Apartments Corp.	804	12,438
CareTrust REIT, Inc.	21,536	630,359
CBL & Associates Properties, Inc.	2,987	70,105
Centerspace	1,815	109,553
Chatham Lodging Trust	5,347	36,734
Chimera Investment Corp.	10,166	125,448
Claros Mtg. Trust, Inc.	10,870	26,740
Clipper Realty, Inc.	1,223	4,403
Community Healthcare Trust, Inc.	3,103	52,999
COPT Defense Properties	13,443	350,997
CTO Realty Growth, Inc.	2,932	53,568
Curbline Properties Corp.	10,628	243,275
DiamondRock Hospitality Co.	25,254	185,364
Diversified Healthcare Trust	25,634	57,933
Dynex Capital, Inc.	11,983	147,750
Ellington Financial, Inc.	9,891	128,880
Elme Communities	10,365	161,383
Empire State Realty Trust, Inc., Class A	15,785	112,389
Essential Properties Realty Trust, Inc.	20,320	653,694
Farmland Partners, Inc.	5,388	54,203
Four Corners Property Trust, Inc.	11,691	326,763
Franklin BSP Realty Trust, Inc.	8,489	96,605
Franklin Street Properties Corp.	11,650	18,407
FrontView REIT, Inc.	1,213	15,090
Getty Realty Corp.	5,683	159,067
Gladstone Commercial Corp.	4,504	63,642
Gladstone Land Corp.	2,230	22,144
Global Medical REIT, Inc.	6,868	53,158
Security Description	Shares or Principal Amount	Value

REITS (continued)
Global Net Lease, Inc.	22,669	$ 171,151
Granite Point Mtg. Trust, Inc.	8,161	16,077
Hudson Pacific Properties, Inc.	17,840	36,572
Independence Realty Trust, Inc.	26,342	511,825
Industrial Logistics Properties Trust	6,259	16,399
Innovative Industrial Properties, Inc.	3,358	182,373
InvenTrust Properties Corp.	9,363	260,853
Invesco Mtg. Capital, Inc.	11,231	82,323
JBG SMITH Properties	9,469	132,377
Kite Realty Group Trust	25,720	556,838
KKR Real Estate Finance Trust, Inc.	6,822	63,104
Ladder Capital Corp.	16,677	174,108
LTC Properties, Inc.	5,192	186,237
LXP Industrial Trust	36,456	287,638
Macerich Co.	29,821	437,176
MFA Financial, Inc.	12,442	122,180
National Health Investors, Inc.	5,160	390,457
NET Lease Office Properties†	1,817	54,928
NETSTREIT Corp.	7,943	129,233
New York Mtg. Trust, Inc.	9,327	54,749
NexPoint Diversified Real Estate Trust	3,677	12,906
Nexpoint Real Estate Finance, Inc.	1,180	17,263
NexPoint Residential Trust, Inc.	2,426	90,441
One Liberty Properties, Inc.	2,111	51,508
Orchid Island Capital, Inc.	8,764	62,663
Orion Office REIT, Inc.	6,837	12,512
Outfront Media, Inc.	18,427	278,801
Paramount Group, Inc.	20,725	88,910
Peakstone Realty Trust	4,417	50,840
Pebblebrook Hotel Trust	13,927	126,039
PennyMac Mtg. Investment Trust	12,647	162,387
Phillips Edison & Co., Inc.	14,190	492,393
Piedmont Office Realty Trust, Inc., Class A	15,100	89,241
Plymouth Industrial REIT, Inc.	5,861	87,153
Postal Realty Trust, Inc., Class A	533	7,057
PotlatchDeltic Corp.	9,537	366,125
Ready Capital Corp.	18,610	82,815
Redwood Trust, Inc.	17,640	109,544
RLJ Lodging Trust	19,201	134,599
Ryman Hospitality Properties, Inc.	7,034	618,640
Sabra Health Care REIT, Inc.	28,085	501,317
Safehold, Inc.	6,381	100,501
Saul Centers, Inc.	618	20,209
Service Properties Trust	21,293	38,327
Seven Hills Realty Trust	3,978	47,458
SITE Centers Corp.	6,005	71,099
SL Green Realty Corp.	8,848	465,493
Strawberry Fields REIT, Inc.	906	9,531
Summit Hotel Properties, Inc.	13,047	53,101
Sunrise Realty Trust, Inc.	1,329	14,300
Sunstone Hotel Investors, Inc.	24,225	202,037
Tanger, Inc.	12,936	407,613
Terreno Realty Corp.	11,390	641,599
TPG RE Finance Trust, Inc.	7,937	60,639
Two Harbors Investment Corp.	14,251	169,159
UMH Properties, Inc.	8,034	141,961
Uniti Group, Inc.	29,329	144,299
Universal Health Realty Income Trust	1,461	55,825
Urban Edge Properties	14,436	260,859
Veris Residential, Inc.	9,040	140,301
Whitestone REIT	5,586	72,841
Xenia Hotels & Resorts, Inc.	13,082	139,716
		17,562,029

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 3.4%
Abercrombie & Fitch Co., Class A†	5,752	$ 399,304
Academy Sports & Outdoors, Inc.	8,032	302,646
American Eagle Outfitters, Inc.	21,433	225,689
America's Car-Mart, Inc.†	791	37,509
Arko Corp.	8,765	35,279
Asbury Automotive Group, Inc.†	2,281	497,577
Biglari Holdings, Inc., Class B†	67	15,605
BJ's Restaurants, Inc.†	2,123	70,675
Blink Charging Co.†	11,473	8,399
Bloomin' Brands, Inc.	9,121	73,150
BlueLinx Holdings, Inc.†	1,004	65,401
Boot Barn Holdings, Inc.†	3,423	357,156
Brinker International, Inc.†	5,116	687,079
Buckle, Inc.	3,631	126,214
Build-A-Bear Workshop, Inc.	1,448	51,085
Caleres, Inc.	4,121	62,804
Camping World Holdings, Inc., Class A	6,591	79,487
Cheesecake Factory, Inc.	5,913	297,838
Citi Trends, Inc.†	703	15,698
Clean Energy Fuels Corp.†	17,275	25,049
Cracker Barrel Old Country Store, Inc.	2,578	110,081
Dave & Buster's Entertainment, Inc.†	3,722	71,425
Denny's Corp.†	5,134	18,944
Designer Brands, Inc., Class A	5,524	15,412
Destination XL Group, Inc.†	7,007	6,934
Dine Brands Global, Inc.	2,122	42,249
El Pollo Loco Holdings, Inc.†	2,913	27,237
EVgo, Inc.†	14,332	39,556
First Watch Restaurant Group, Inc.†	4,187	73,942
FirstCash Holdings, Inc.	4,537	607,777
Foot Locker, Inc.†	10,059	123,424
Genesco, Inc.†	1,265	24,541
GMS, Inc.†	4,595	336,630
Group 1 Automotive, Inc.	1,523	614,728
GrowGeneration Corp.†	9,047	10,585
Haverty Furniture Cos., Inc.	1,732	31,453
J. Jill, Inc.	818	12,450
Jack in the Box, Inc.	2,114	55,049
Kura Sushi USA, Inc., Class A†	761	44,808
La-Z-Boy, Inc.	4,946	195,367
Leslie's, Inc.†	20,298	12,183
MarineMax, Inc.†	2,534	54,380
Movado Group, Inc.	2,721	37,795
National Vision Holdings, Inc.†	9,001	111,162
Nu Skin Enterprises, Inc., Class A	5,870	37,157
ODP Corp.†	3,772	51,601
ONE Group Hospitality, Inc.†	725	2,182
OneWater Marine, Inc., Class A†	1,169	17,547
Papa John's International, Inc.	3,868	133,562
Patrick Industries, Inc.	3,858	296,989
PC Connection, Inc.	1,498	92,936
Petco Health & Wellness Co., Inc.†	9,273	27,355
Portillo's, Inc., Class A†	6,269	64,821
Potbelly Corp.†	3,307	26,787
PriceSmart, Inc.	2,787	282,853
QVC Group, Inc., Class A†	273	1,518
Sally Beauty Holdings, Inc.†	12,056	98,136
Savers Value Village, Inc.†	2,382	22,843
Shake Shack, Inc., Class A†	4,378	384,126
Shoe Carnival, Inc.	2,347	40,791
Signet Jewelers, Ltd.	4,865	288,494
Sonic Automotive, Inc., Class A	1,845	112,028
Security Description	Shares or Principal Amount	Value

Retail (continued)
Sweetgreen, Inc., Class A†	11,798	$ 229,825
Tile Shop Holdings, Inc.†	2,241	12,706
Tilly's, Inc., Class A†	1,347	2,061
Urban Outfitters, Inc.†	7,353	388,091
Vera Bradley, Inc.†	2,733	5,329
Victoria's Secret & Co.†	9,202	172,998
Warby Parker, Inc., Class A†	10,560	174,346
Winmark Corp.	276	99,363
Zumiez, Inc.†	1,671	19,551
		9,197,752
Savings & Loans — 0.8%
Axos Financial, Inc.†	6,264	397,639
Banc of California, Inc.	15,931	214,750
Brookline Bancorp, Inc.	10,112	105,569
Capitol Federal Financial, Inc.	14,220	80,627
Essa Bancorp, Inc.	1,677	31,025
Flagstar Financial, Inc.	29,400	344,274
FS Bancorp, Inc.	1,043	40,781
Greene County Bancorp, Inc.	963	21,427
Hingham Institution for Savings	198	49,413
Home Bancorp, Inc.	1,034	52,052
HomeTrust Bancshares, Inc.	2,367	80,809
Northfield Bancorp, Inc.	6,528	68,870
Northwest Bancshares, Inc.	14,606	180,384
OceanFirst Financial Corp.	9,881	163,629
Pacific Premier Bancorp, Inc.	10,983	223,394
Southern Missouri Bancorp, Inc.	1,467	77,238
Timberland Bancorp, Inc.	1,365	41,960
WaterStone Financial, Inc.	3,630	43,923
		2,217,764
Semiconductors — 1.7%
ACM Research, Inc., Class A†	5,946	115,769
Aehr Test Systems†	3,112	26,545
Alpha & Omega Semiconductor, Ltd.†	2,844	53,552
Ambarella, Inc.†	4,476	214,803
Arteris, Inc.†	3,700	24,642
Axcelis Technologies, Inc.†	3,818	187,006
CEVA, Inc.†	2,641	69,221
Cohu, Inc.†	5,038	80,608
Diodes, Inc.†	5,354	205,594
FormFactor, Inc.†	8,866	249,489
Impinj, Inc.†	2,637	242,947
Kulicke & Soffa Industries, Inc.	6,281	202,437
MaxLinear, Inc.†	9,166	91,568
Navitas Semiconductor Corp.†	13,970	26,962
Ouster, Inc.†	5,604	41,638
Penguin Solutions, Inc.†	6,322	107,916
Photronics, Inc.†	7,070	129,169
Power Integrations, Inc.	6,382	313,484
QuickLogic Corp.†	1,260	7,195
Rambus, Inc.†	12,369	603,483
Richardson Electronics, Ltd.	1,319	11,422
Semtech Corp.†	8,523	266,344
Silicon Laboratories, Inc.†	3,752	381,803
SiTime Corp.†	2,155	316,483
SkyWater Technology, Inc.†	2,941	20,852
Synaptics, Inc.†	4,607	256,426
Ultra Clean Holdings, Inc.†	5,075	94,928
Veeco Instruments, Inc.†	6,127	114,575
Vishay Precision Group, Inc.†	1,289	32,148
		4,489,009

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 5.3%
8x8, Inc.†	14,234	$ 25,194
ACI Worldwide, Inc.†	12,527	668,441
ACV Auctions, Inc., Class A†	17,178	252,345
Adeia, Inc.	12,959	159,525
Agilysys, Inc.†	2,579	191,749
Airship AI Holdings, Inc.†	1,121	4,361
Alignment Healthcare, Inc.†	11,634	206,154
Alkami Technology, Inc.†	7,190	191,901
Amplitude, Inc., Class A†	9,409	86,469
Appian Corp., Class A†	4,704	146,059
Asana, Inc., Class A†	9,463	152,733
Asure Software, Inc.†	2,873	29,190
AvePoint, Inc.†	15,339	250,793
AvidXchange Holdings, Inc.†	20,593	167,421
Bandwidth, Inc., Class A†	3,069	38,117
BigBear.ai Holdings, Inc.†	12,564	42,843
BigCommerce Holdings, Inc., Series 1†	8,108	41,999
Blackbaud, Inc.†	4,449	269,342
BlackLine, Inc.†	6,712	317,008
Blend Labs, Inc., Class A†	28,336	94,926
Box, Inc., Class A†	16,094	502,455
Braze, Inc., Class A†	7,767	241,787
C3.ai, Inc., Class A†	13,083	287,957
Cerence, Inc.†	5,036	45,626
Clear Secure, Inc., Class A	10,249	252,945
Clearwater Analytics Holdings, Inc., Class A†	22,772	517,835
Climb Global Solutions, Inc.	512	53,965
Commvault Systems, Inc.†	5,034	841,332
Consensus Cloud Solutions, Inc.†	2,331	46,294
CS Disco, Inc.†	3,897	14,536
CSG Systems International, Inc.	3,552	213,582
Daily Journal Corp.†	160	60,637
Definitive Healthcare Corp.†	5,965	16,225
Digi International, Inc.†	4,087	111,166
Digimarc Corp.†	1,852	24,243
Digital Turbine, Inc.†	11,627	34,881
DigitalOcean Holdings, Inc.†	7,804	241,144
Domo, Inc., Class B†	4,108	30,522
Donnelley Financial Solutions, Inc.†	3,256	156,939
E2open Parent Holdings, Inc.†	22,753	44,823
eGain Corp.†	1,678	8,625
EverCommerce, Inc.†	2,555	24,937
Evolent Health, Inc., Class A†	13,194	130,093
Fastly, Inc., Class A†	15,559	89,464
Freshworks, Inc., Class A†	24,088	355,780
GigaCloud Technology, Inc., Class A†	2,689	33,720
Golden Matrix Group, Inc.†	1,607	3,021
Health Catalyst, Inc.†	6,710	26,504
I3 Verticals, Inc., Class A†	2,493	62,624
IBEX Holdings, Ltd.†	1,297	32,477
Ibotta, Inc., Class A†	1,772	86,474
Immersion Corp.	3,736	27,011
Innodata, Inc.†	3,191	120,684
Inspired Entertainment, Inc.†	2,988	22,141
Intapp, Inc.†	6,333	343,629
IonQ, Inc.†	23,411	642,866
Jamf Holding Corp.†	9,488	109,776
Kaltura, Inc.†	11,454	24,626
Life360, Inc.†	1,254	53,797
LiveRamp Holdings, Inc.†	7,397	193,505
MeridianLink, Inc.†	3,885	65,695
N-able, Inc.†	8,353	58,972
Security Description	Shares or Principal Amount	Value

Software (continued)
Olo, Inc., Class A†	12,505	$ 77,531
ON24, Inc.†	2,018	9,444
Outbrain, Inc.†	4,964	17,573
Pagaya Technologies, Ltd., Class A†	4,179	45,802
PagerDuty, Inc.†	9,972	154,666
PDF Solutions, Inc.†	2,871	52,683
Phreesia, Inc.†	6,575	164,112
Planet Labs PBC†	26,011	85,576
Playstudios, Inc.†	9,897	12,569
Porch Group, Inc.†	9,556	55,425
Privia Health Group, Inc.†	11,781	276,618
Progress Software Corp.	4,811	288,467
PROS Holdings, Inc.†	5,395	92,147
PubMatic, Inc., Class A†	4,742	46,329
Rackspace Technology, Inc.†	11,216	15,254
Red Violet, Inc.	1,332	52,028
ReposiTrak, Inc.	1,205	26,028
Sapiens International Corp. NV	3,532	96,741
Schrodinger, Inc.†	6,376	163,417
SEMrush Holdings, Inc., Class A†	4,220	43,382
Silvaco Group, Inc.†	725	3,857
Simulations Plus, Inc.	1,751	60,147
SoundHound AI, Inc., Class A†	37,553	348,867
Sprout Social, Inc., Class A†	5,899	123,348
SPS Commerce, Inc.†	4,303	617,523
Talkspace, Inc.†	14,082	43,232
Verint Systems, Inc.†	7,268	128,207
Vertex, Inc., Class A†	6,340	253,790
Viant Technology, Inc., Class A†	1,841	26,345
Vimeo, Inc.†	17,068	86,023
Waystar Holding Corp.†	9,269	344,529
Weave Communications, Inc.†	5,062	53,657
Workiva, Inc.†	5,924	445,899
Yext, Inc.†	12,401	84,327
Zeta Global Holdings Corp., Class A†	20,744	270,917
Zspace, Inc.†	358	2,993
		14,261,338
Telecommunications — 1.9%
A10 Networks, Inc.	8,209	135,284
ADTRAN Holdings, Inc.†	9,544	73,107
Anterix, Inc.†	1,086	32,417
Applied Digital Corp.†	23,374	106,118
AST SpaceMobile, Inc.†	15,355	356,390
ATN International, Inc.	1,106	19,565
Aviat Networks, Inc.†	1,225	21,511
BlackSky Technology, Inc.†	2,894	24,194
Calix, Inc.†	6,893	281,993
Clearfield, Inc.†	1,366	39,163
CommScope Holding Co., Inc.†	25,580	95,669
Credo Technology Group Holding, Ltd.†	16,308	702,059
DigitalBridge Group, Inc.	19,640	164,976
EchoStar Corp., Class A†	14,053	315,911
Extreme Networks, Inc.†	15,031	197,808
Globalstar, Inc.†	5,582	107,286
Gogo, Inc.†	7,181	54,360
Harmonic, Inc.†	12,576	112,932
IDT Corp., Class B	1,742	87,535
InterDigital, Inc.	2,918	586,518
Lumen Technologies, Inc.†	117,220	414,959
NETGEAR, Inc.†	3,406	82,153
Ooma, Inc.†	2,872	35,125
Powerfleet, Inc.†	11,664	58,787

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Preformed Line Products Co.	237	$ 32,557
Ribbon Communications, Inc.†	11,064	35,515
Shenandoah Telecommunications Co.	5,083	56,625
Spok Holdings, Inc.	1,536	22,026
Telephone & Data Systems, Inc.	11,490	430,760
Viasat, Inc.†	14,259	132,181
Viavi Solutions, Inc.†	25,584	270,679
		5,086,163
Textiles — 0.1%
UniFirst Corp.	1,754	313,036
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,934	15,775
JAKKS Pacific, Inc.	1,145	22,087
		37,862
Transportation — 1.1%
ArcBest Corp.	2,902	169,825
Ardmore Shipping Corp.	4,721	45,038
Costamare, Inc.	5,358	49,990
Covenant Logistics Group, Inc.	1,956	38,924
CryoPort, Inc.†	4,775	26,645
DHT Holdings, Inc.	15,035	160,724
Dorian LPG, Ltd.	3,969	85,016
FLEX LNG, Ltd.	3,033	71,549
Forward Air Corp.†	2,865	42,173
Genco Shipping & Trading, Ltd.	5,392	69,880
Golden Ocean Group, Ltd.	14,406	111,214
Heartland Express, Inc.	3,717	28,249
Himalaya Shipping, Ltd.	2,605	13,598
Hub Group, Inc., Class A	7,480	236,293
International Seaways, Inc.	4,636	157,439
Marten Transport, Ltd.	5,737	73,663
Matson, Inc.	3,869	422,069
Nordic American Tankers, Ltd.	21,257	54,418
PAMT Corp.†	402	5,616
Pangaea Logistics Solutions, Ltd.	4,697	18,929
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Proficient Auto Logistics, Inc.†	2,236	$ 18,581
Radiant Logistics, Inc.†	2,795	16,351
RXO, Inc.†	18,490	260,524
Safe Bulkers, Inc.	7,602	25,771
Scorpio Tankers, Inc.	5,145	193,915
SFL Corp., Ltd.	13,759	113,099
Teekay Corp., Ltd.	5,948	42,885
Teekay Tankers, Ltd., Class A	2,716	115,620
Universal Logistics Holdings, Inc.	792	17,218
Werner Enterprises, Inc.	6,828	168,379
World Kinect Corp.	7,190	180,397
		3,033,992
Trucking & Leasing — 0.3%
GATX Corp.	3,994	582,964
Greenbrier Cos., Inc.	3,726	158,057
Willis Lease Finance Corp.	330	51,058
		792,079
Water — 0.4%
American States Water Co.	4,126	334,660
California Water Service Group	6,696	339,152
Consolidated Water Co., Ltd.	1,290	29,980
Middlesex Water Co.	1,955	123,399
SJW Group	3,638	206,420
York Water Co.	569	20,029
		1,053,640
TOTAL INVESTMENTS (cost $261,466,681)	99.1%	266,788,691
Other assets less liabilities	0.9	2,450,018
NET ASSETS	100.0%	$269,238,709
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$22,017,580	$—	$8,582	$22,026,162
Pharmaceuticals	7,181,204	—	145	7,181,349
Other Industries	237,581,180	—	—	237,581,180
Total Investments at Value	$266,779,964	$—	$8,727	$266,788,691
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.3%
Advertising — 0.1%
Trade Desk, Inc., Class A†	3,573	$ 191,620
WPP PLC	88,517	679,724
		871,344
Aerospace/Defense — 2.0%
Boeing Co.†	2,423	443,990
Curtiss-Wright Corp.	474	163,478
General Electric Co.	24,152	4,867,594
HEICO Corp., Class A	747	150,095
Hexcel Corp.	1,623	78,667
Howmet Aerospace, Inc.	10,347	1,433,887
L3Harris Technologies, Inc.	5,045	1,110,001
Loar Holdings, Inc.†	1,100	104,038
Melrose Industries PLC	149,516	863,992
Moog, Inc., Class A	403	67,402
Northrop Grumman Corp.	4,702	2,287,523
Rheinmetall AG	361	613,030
RTX Corp.	956	120,580
Safran SA	5,386	1,421,657
Spirit AeroSystems Holdings, Inc., Class A†	2,223	80,028
Standardaero, Inc.†	2,096	56,634
Thales SA	1,674	464,426
TransDigm Group, Inc.	332	469,139
		14,796,161
Agriculture — 0.4%
Altria Group, Inc.	3,837	226,959
Philip Morris International, Inc.	11,368	1,948,020
Wilmar International, Ltd.	201,700	472,553
		2,647,532
Airlines — 0.0%
American Airlines Group, Inc.†	4,729	47,054
Delta Air Lines, Inc.	813	33,845
United Airlines Holdings, Inc.†	822	56,570
		137,469
Apparel — 0.2%
Crocs, Inc.†	419	40,400
Deckers Outdoor Corp.†	811	89,883
Kering SA	2,530	511,142
NIKE, Inc., Class B	6,068	342,235
Oxford Industries, Inc.	278	13,511
Samsonite Group SA*	144,000	258,827
Skechers USA, Inc., Class A†	1,187	57,000
VF Corp.	8,228	97,749
		1,410,747
Auto Manufacturers — 1.0%
Cummins, Inc.	876	257,404
General Motors Co.	1,931	87,358
Rivian Automotive, Inc., Class A†	9,690	132,365
Subaru Corp.	24,600	446,045
Suzuki Motor Corp.	53,200	635,327
Tesla, Inc.†	14,418	4,068,183
Toyota Motor Corp.	80,400	1,534,562
		7,161,244
Auto Parts & Equipment — 0.3%
Adient PLC†	1,615	20,430
Autoliv, Inc.	1,587	147,956
Autoliv, Inc. SDR	7,141	668,626
Denso Corp.	48,400	625,395
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dorman Products, Inc.†	415	$ 47,019
Dowlais Group PLC	175,212	134,849
Magna International, Inc.	8,194	284,823
Standard Motor Products, Inc.	1,306	35,393
Stanley Electric Co., Ltd.	1,900	35,574
Toyota Industries Corp.	3,500	410,267
		2,410,332
Banks — 5.3%
ANZ Group Holdings, Ltd.	35,138	672,079
Banco Santander SA	135,316	947,656
Bancorp, Inc.†	1,997	96,475
Bank of America Corp.	90,424	3,606,109
Bank of Hawaii Corp.	856	56,590
Bank of New York Mellon Corp.	2,201	176,982
BankUnited, Inc.	2,157	70,556
Barclays PLC	164,157	649,316
Citigroup, Inc.	15,182	1,038,145
Commerce Bancshares, Inc.	1,788	108,603
Cullen/Frost Bankers, Inc.	711	82,810
DBS Group Holdings, Ltd.	27,600	897,037
Dime Community Bancshares, Inc.	780	20,038
DNB Bank ASA	55,073	1,370,023
East West Bancorp, Inc.	1,646	140,815
Fifth Third Bancorp	3,131	112,528
First BanCorp.	8,211	161,264
First Citizens BancShares, Inc., Class A	64	113,865
First Financial Bankshares, Inc.	2,632	88,198
FNB Corp.	5,678	74,325
Glacier Bancorp, Inc.	2,078	84,699
Goldman Sachs Group, Inc.	3,492	1,912,045
HDFC Bank, Ltd. ADR	11,737	853,163
Hilltop Holdings, Inc.	2,170	64,080
Home BancShares, Inc.	3,195	88,661
Huntington Bancshares, Inc.	8,194	119,059
ING Groep NV	66,945	1,290,319
Intesa Sanpaolo SpA	156,712	831,201
JPMorgan Chase & Co.	32,651	7,987,088
KeyCorp	55,890	829,408
Lloyds Banking Group PLC	1,008,537	984,940
Macquarie Group, Ltd.	5,707	707,180
Mitsubishi UFJ Financial Group, Inc.	105,600	1,332,002
Morgan Stanley	16,774	1,936,055
National Bank of Canada	12,253	1,076,159
OFG Bancorp	2,547	100,225
Pathward Financial, Inc.	917	72,782
Pinnacle Financial Partners, Inc.	978	98,035
Popular, Inc.	2,509	239,409
Prosperity Bancshares, Inc.	1,364	92,616
Skandinaviska Enskilda Banken AB, Class A	47,776	753,551
Societe Generale SA	20,702	1,069,424
SouthState Corp.	1,145	99,363
Standard Chartered PLC	69,049	990,153
State Street Corp.	1,574	138,669
Sumitomo Mitsui Trust Group, Inc.	22,200	547,314
Truist Financial Corp.	877	33,624
UniCredit SpA	20,428	1,179,541
United Bankshares, Inc.	2,328	79,827
United Overseas Bank, Ltd.	39,400	1,044,955
Webster Financial Corp.	3,684	174,253
Wells Fargo & Co.	19,072	1,354,303

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp	3,159	$ 220,214
Zions Bancorp NA	1,430	64,307
		38,932,038
Beverages — 0.8%
Boston Beer Co., Inc., Class A†	120	29,496
Celsius Holdings, Inc.†	1,720	60,131
Coca-Cola Co.	31,176	2,261,819
Diageo PLC	24,590	685,572
Heineken NV	10,606	945,581
Keurig Dr Pepper, Inc.	33,106	1,145,137
Monster Beverage Corp.†	2,046	123,005
PepsiCo, Inc.	2,210	299,632
		5,550,373
Biotechnology — 0.9%
ACADIA Pharmaceuticals, Inc.†	1,350	19,710
Akero Therapeutics, Inc.†	2,135	97,377
Alnylam Pharmaceuticals, Inc.†	936	246,393
Amgen, Inc.	480	139,642
Apogee Therapeutics, Inc.†	545	21,391
Argenx SE ADR†	1,181	761,910
Avidity Biosciences, Inc.†	2,264	73,920
Biohaven, Ltd.†	1,529	33,821
Blueprint Medicines Corp.†	1,413	126,463
Cargo Therapeutics, Inc.†	1,684	7,696
Celldex Therapeutics, Inc.†	1,478	30,787
Corteva, Inc.	1,456	90,257
Crinetics Pharmaceuticals, Inc.†	1,364	45,544
Denali Therapeutics, Inc.†	2,334	38,861
Entrada Therapeutics, Inc.†	1,423	12,992
EyePoint Pharmaceuticals, Inc.†	3,235	22,063
Genmab A/S†	480	101,260
Gilead Sciences, Inc.	19,762	2,105,443
Guardant Health, Inc.†	1,013	47,844
Ideaya Biosciences, Inc.†	1,099	22,123
Illumina, Inc.†	977	75,815
Insmed, Inc.†	2,871	206,712
Ionis Pharmaceuticals, Inc.†	1,676	51,470
Kymera Therapeutics, Inc.†	2,252	77,176
Nurix Therapeutics, Inc.†	1,321	15,231
Oruka Therapeutics, Inc.	1,182	12,340
Pliant Therapeutics Inc†	6,073	9,656
Praxis Precision Medicines, Inc.†	715	26,913
Prothena Corp. PLC†	1,748	16,082
Rapport Therapeutics, Inc.†	1,390	15,915
Regeneron Pharmaceuticals, Inc.	1,826	1,093,336
Relay Therapeutics, Inc.†	6,121	20,383
Replimune Group, Inc.†	5,249	51,335
Revolution Medicines, Inc.†	2,392	96,589
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	1,785	13,620
Scholar Rock Holding Corp.†	2,157	70,987
Soleno Therapeutics, Inc.†	751	56,220
SpringWorks Therapeutics, Inc.†	1,307	60,514
Ultragenyx Pharmaceutical, Inc.†	1,596	62,212
United Therapeutics Corp.†	64	19,398
Vera Therapeutics, Inc.†	1,742	40,711
Vertex Pharmaceuticals, Inc.†	922	469,759
Wave Life Sciences, Ltd.†	5,257	40,584
Xencor, Inc.†	2,971	32,740
		6,681,195
Security Description	Shares or Principal Amount	Value

Building Materials — 0.5%
Armstrong World Industries, Inc.	905	$ 131,243
AZEK Co., Inc.†	3,092	153,239
Carrier Global Corp.	2,242	140,215
CRH PLC	4,509	430,249
Gibraltar Industries, Inc.†	969	51,309
Griffon Corp.	1,487	101,280
Holcim AG	4,438	492,544
JELD-WEN Holding, Inc.†	3,176	17,531
Johnson Controls International PLC	1,136	95,310
Kingspan Group PLC	4,042	340,218
Knife River Corp.†	572	53,413
Louisiana-Pacific Corp.	1,207	104,176
Modine Manufacturing Co.†	347	28,329
Owens Corning	3,955	575,097
Trane Technologies PLC	2,391	916,494
Trex Co., Inc.†	2,274	131,483
Vulcan Materials Co.	551	144,544
West Fraser Timber Co., Ltd.	1,367	101,131
		4,007,805
Chemicals — 1.9%
Air Liquide SA	6,086	1,244,876
Akzo Nobel NV	8,646	544,189
Axalta Coating Systems, Ltd.†	1,670	54,275
BASF SE	11,239	568,234
Celanese Corp.	1,357	60,400
CF Industries Holdings, Inc.	616	48,276
Covestro AG†	9,228	620,964
Element Solutions, Inc.	4,284	87,437
H.B. Fuller Co.	1,017	54,959
Huntsman Corp.	3,456	45,999
Johnson Matthey PLC	19,968	341,956
Koppers Holdings, Inc.	760	19,046
Linde PLC	8,908	4,037,373
Minerals Technologies, Inc.	768	39,621
Mosaic Co.	21,136	642,534
PPG Industries, Inc.	6,116	665,788
RPM International, Inc.	5,111	545,599
Sherwin-Williams Co.	10,514	3,710,601
Shin-Etsu Chemical Co., Ltd.	27,100	820,695
Tronox Holdings PLC	2,451	13,260
		14,166,082
Coal — 0.0%
Warrior Met Coal, Inc.	2,218	106,065
Commercial Services — 1.5%
Adyen NV*†	369	592,671
API Group Corp.†	4,761	180,109
Ashtead Group PLC	3,818	203,021
Automatic Data Processing, Inc.	2,324	698,594
Avis Budget Group, Inc.†	333	30,846
Block, Inc.†	6,237	364,677
Booz Allen Hamilton Holding Corp.	3,005	360,660
Bright Horizons Family Solutions, Inc.†	867	108,739
Cintas Corp.	2,022	428,017
CoreCivic, Inc.†	3,268	73,988
Corpay, Inc.†	3,209	1,044,112
Edenred SE	8,841	274,225
Element Fleet Management Corp.	56,788	1,243,602
Equifax, Inc.	2,747	714,577
Euronet Worldwide, Inc.†	558	55,298
First Advantage Corp.†	3,073	43,329
FTI Consulting, Inc.†	416	69,173

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
GEO Group, Inc.†	4,992	$ 156,150
Global Payments, Inc.	761	58,072
Grand Canyon Education, Inc.†	496	88,472
Green Dot Corp., Class A†	3,622	30,316
Gusto, Inc.†(1)(2)	775	18,778
GXO Logistics, Inc.†	844	30,587
Huron Consulting Group, Inc.†	413	55,668
Marqeta, Inc., Class A†	15,957	66,700
Matthews International Corp., Class A	1,941	39,693
Moody's Corp.	304	137,749
Morningstar, Inc.	323	91,965
Paylocity Holding Corp.†	924	177,500
Payoneer Global, Inc.†	15,657	110,069
PROG Holdings, Inc.	1,133	29,866
Recruit Holdings Co., Ltd.	13,400	744,320
Remitly Global, Inc.†	2,990	60,458
S&P Global, Inc.	3,089	1,544,654
Service Corp. International	1,564	124,964
TechnoPro Holdings, Inc.	25,100	564,741
Toast, Inc., Class A†	2,640	93,931
TransUnion	1,929	160,030
Valvoline, Inc.†	1,517	51,972
Verisk Analytics, Inc.	480	142,286
Verra Mobility Corp.†	4,752	103,594
Vestis Corp.	1,073	9,400
WillScot Holdings Corp.	4,320	108,518
		11,286,091
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	58,333
Computers — 3.6%
Accenture PLC, Class A	8,725	2,610,084
Apple, Inc.	99,092	21,057,050
Crowdstrike Holdings, Inc., Class A†	1,208	518,075
Fortinet, Inc.†	2,683	278,388
International Business Machines Corp.	1,088	263,100
NEC Corp.	4,800	116,693
Nomura Research Institute, Ltd.	21,000	791,943
Okta, Inc.†	1,352	151,640
Pure Storage, Inc., Class A†	4,490	203,667
Sandisk Corp.†	1,739	55,839
Teleperformance SE	2,849	311,324
Western Digital Corp.†	1,119	49,079
Zscaler, Inc.†	1,052	237,931
		26,644,813
Cosmetics/Personal Care — 2.1%
Colgate-Palmolive Co.	33,388	3,078,040
e.l.f. Beauty, Inc.†	1,144	70,779
Kenvue, Inc.	182,541	4,307,968
L'Oreal SA	2,506	1,098,663
Perrigo Co. PLC	4,500	115,740
Prestige Consumer Healthcare, Inc.†	638	51,825
Procter & Gamble Co.	18,542	3,014,373
Puig Brands SA, Class B†	19,200	357,364
Unilever PLC	45,997	2,917,278
		15,012,030
Distribution/Wholesale — 0.4%
Bunzl PLC	19,309	604,728
Copart, Inc.†	2,227	135,914
Fastenal Co.	926	74,978
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Global Industrial Co.	1,442	$ 37,031
Mitsubishi Corp.	29,200	553,856
Pool Corp.	109	31,952
SiteOne Landscape Supply, Inc.†	1,412	162,112
Sumitomo Corp.	40,400	988,384
Watsco, Inc.	233	107,143
WESCO International, Inc.	575	93,702
		2,789,800
Diversified Financial Services — 3.7%
AerCap Holdings NV	4,111	435,766
Air Lease Corp.	1,660	77,622
Ally Financial, Inc.	2,088	68,194
American Express Co.	11,067	2,948,359
Apollo Global Management, Inc.	536	73,153
Ares Management Corp., Class A	2,742	418,237
Blackrock, Inc.	317	289,820
Blue Owl Capital, Inc.	5,992	111,032
Capital One Financial Corp.	829	149,436
Cboe Global Markets, Inc.	399	88,498
Charles Schwab Corp.	51,249	4,171,669
CME Group, Inc.	3,289	911,316
Coinbase Global, Inc., Class A†	1,312	266,192
Discover Financial Services	377	68,867
Hamilton Lane, Inc., Class A	357	55,153
Intercontinental Exchange, Inc.	10,121	1,700,024
Julius Baer Group, Ltd.	11,616	749,301
Lazard, Inc.	2,481	96,511
LPL Financial Holdings, Inc.	560	179,082
Mastercard, Inc., Class A	7,019	3,846,833
Mr. Cooper Group, Inc.†	1,006	119,724
OneMain Holdings, Inc.	3,200	150,624
Piper Sandler Cos.	341	82,222
SLM Corp.	5,134	148,424
StepStone Group, Inc., Class A	2,673	133,677
TPG, Inc.	4,531	210,465
Tradeweb Markets, Inc., Class A	2,443	337,867
Virtus Investment Partners, Inc.	571	87,700
Visa, Inc., Class A	25,331	8,751,861
Voya Financial, Inc.	3,734	221,053
Western Union Co.	9,687	95,998
		27,044,680
Electric — 1.9%
Ameren Corp.	27,127	2,692,084
CMS Energy Corp.	13,600	1,001,640
Consolidated Edison, Inc.	1,716	193,479
Constellation Energy Corp.	4,806	1,073,853
Dominion Energy, Inc.	1,857	100,984
DTE Energy Co.	1,187	162,619
Electric Power Development Co., Ltd.	25,500	446,669
Engie SA	52,869	1,089,148
Entergy Corp.	1,125	93,566
Exelon Corp.	13,749	644,828
IDACORP, Inc.	473	55,857
MGE Energy, Inc.	1,162	105,068
National Grid PLC	93,188	1,344,996
NextEra Energy, Inc.	24,896	1,665,044
Northwestern Energy Group, Inc.	1,606	93,517
OGE Energy Corp.	2,769	125,657
Ormat Technologies, Inc.	1,125	81,675
PG&E Corp.	10,146	167,612
Redeia Corp. SA	25,455	533,479

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Sempra	438	$ 32,530
Southern Co.	1,876	172,386
TXNM Energy, Inc.	678	36,070
Xcel Energy, Inc.	27,348	1,933,504
		13,846,265
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	11,504	1,950,848
Belden, Inc.	1,336	137,755
Emerson Electric Co.	874	91,866
Energizer Holdings, Inc.	2,087	56,433
EnerSys	893	77,334
Legrand SA	7,267	792,783
Littelfuse, Inc.	464	84,592
Novanta, Inc.†	862	102,457
Schneider Electric SE	3,144	727,295
		4,021,363
Electronics — 1.4%
ABB, Ltd.	26,718	1,398,135
Amphenol Corp., Class A	21,145	1,627,108
Atkore, Inc.	858	54,800
Atmus Filtration Technologies, Inc.	3,640	126,199
Avnet, Inc.	1,618	76,030
Coherent Corp.†	1,245	80,078
ESCO Technologies, Inc.	790	123,595
Fortive Corp.	3,640	253,672
Honeywell International, Inc.	6,446	1,356,883
Hubbell, Inc.	575	208,828
Keysight Technologies, Inc.†	16,649	2,420,765
Mettler-Toledo International, Inc.†	88	94,210
Murata Manufacturing Co., Ltd.	21,900	339,115
Sensata Technologies Holding PLC	4,840	103,576
TE Connectivity PLC	12,274	1,796,668
TTM Technologies, Inc.†	5,705	114,214
		10,173,876
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	994	125,065
REX American Resources Corp.†	1,027	40,793
Shoals Technologies Group, Inc., Class A†	4,959	17,902
Sunrun, Inc.†	3,361	23,157
		206,917
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	474	188,439
Dycom Industries, Inc.†	743	124,490
EMCOR Group, Inc.	211	84,548
Shimizu Corp.	38,200	407,568
TopBuild Corp.†	264	78,080
Worley, Ltd.	50,349	401,203
		1,284,328
Entertainment — 0.1%
Churchill Downs, Inc.	604	54,608
Cinemark Holdings, Inc.	1,542	46,121
DraftKings, Inc., Class A†	4,137	137,721
Flutter Entertainment PLC†	928	223,639
Madison Square Garden Entertainment Corp.†	1,079	35,003
Marriott Vacations Worldwide Corp.	335	18,361
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
TKO Group Holdings, Inc.	662	$ 107,846
Warner Music Group Corp., Class A	1,578	48,050
		671,349
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,170	137,417
Republic Services, Inc.	4,418	1,107,813
Veralto Corp.	653	62,623
Waste Connections, Inc.	7,070	1,397,244
Waste Management, Inc.	698	162,885
		2,867,982
Food — 1.0%
Barry Callebaut AG	118	105,941
Flowers Foods, Inc.	8,112	142,690
Ingredion, Inc.	655	86,997
Lamb Weston Holdings, Inc.	298	15,737
Mondelez International, Inc., Class A	41,132	2,802,323
Nestle SA	29,167	3,100,639
Post Holdings, Inc.†	781	88,386
Seven & i Holdings Co., Ltd.	64,900	959,792
Sprouts Farmers Market, Inc.†	1,579	270,009
		7,572,514
Food Service — 0.2%
Aramark	2,810	93,938
Compass Group PLC	46,554	1,562,232
		1,656,170
Forest Products & Paper — 0.2%
International Paper Co.	31,193	1,424,896
Gas — 0.3%
Atmos Energy Corp.	10,747	1,726,291
ONE Gas, Inc.	1,625	127,579
Southwest Gas Holdings, Inc.	1,606	115,969
		1,969,839
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	2,051	82,799
MSA Safety, Inc.	783	123,260
Stanley Black & Decker, Inc.	7,606	456,512
		662,571
Healthcare-Products — 2.6%
10X Genomics, Inc., Class A†	2,623	21,692
Abbott Laboratories	1,593	208,285
Alcon AG	6,732	649,750
Alcon, Inc.	7,869	768,093
Avantor, Inc.†	3,270	42,477
Azenta, Inc.†	988	26,024
Boston Scientific Corp.†	4,841	497,994
Cooper Cos., Inc.†	2,259	184,493
Danaher Corp.	13,383	2,667,633
Dentsply Sirona, Inc.	4,732	65,775
Enovis Corp.†	1,193	41,266
Envista Holdings Corp.†	1,336	21,483
EssilorLuxottica SA	2,871	821,885
Exact Sciences Corp.†	1,882	85,894
GE HealthCare Technologies, Inc.	5,839	410,657
Globus Medical, Inc., Class A†	701	50,311
Intuitive Surgical, Inc.†	4,386	2,262,299
Koninklijke Philips NV†	41,239	1,042,270
Lantheus Holdings, Inc.†	1,211	126,356
Medtronic PLC	4,226	358,196

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Natera, Inc.†	1,193	$ 180,059
Novocure, Ltd.†	3,086	55,980
Omnicell, Inc.†	625	19,537
Penumbra, Inc.†	770	225,487
PROCEPT BioRobotics Corp.†	1,474	79,567
Pulse Biosciences, Inc.†	1,552	26,415
QuidelOrtho Corp.†	403	11,199
Repligen Corp.†	1,694	233,755
Revvity, Inc.	13,337	1,246,076
Siemens Healthineers AG*	19,972	1,071,986
Sonova Holding AG	1,119	343,557
Stryker Corp.	5,978	2,235,294
Sysmex Corp.	19,700	365,328
Tactile Systems Technology, Inc.†	2,441	34,467
Tandem Diabetes Care, Inc.†	757	12,755
Thermo Fisher Scientific, Inc.	6,207	2,662,803
Zimmer Biomet Holdings, Inc.	1,203	123,969
		19,281,067
Healthcare-Services — 1.9%
BrightSpring Health Services, Inc.†	2,316	40,600
Cigna Group	5,692	1,935,508
Concentra Group Holdings Parent, Inc.	5,532	120,321
Elevance Health, Inc.	7,039	2,960,463
Encompass Health Corp.	1,121	131,146
Ensign Group, Inc.	741	95,582
Humana, Inc.	180	47,203
Molina Healthcare, Inc.†	323	105,624
Oscar Health, Inc., Class A†	1,939	25,226
Pennant Group, Inc.†	1,247	31,948
Quest Diagnostics, Inc.	7,124	1,269,639
Select Medical Holdings Corp.	4,538	82,773
Tenet Healthcare Corp.†	10,298	1,472,099
UnitedHealth Group, Inc.	13,035	5,363,120
		13,681,252
Home Builders — 0.1%
Cavco Industries, Inc.†	155	76,547
Green Brick Partners, Inc.†	1,808	106,654
Hovnanian Enterprises, Inc., Class A†	337	32,622
KB Home	1,278	69,050
NVR, Inc.†	26	185,269
Persimmon PLC	23,268	401,570
Taylor Morrison Home Corp.†	1,624	93,136
Toll Brothers, Inc.	1,164	117,413
		1,082,261
Home Furnishings — 0.4%
Panasonic Holdings Corp.	69,700	799,956
Sony Group Corp.	67,900	1,790,816
		2,590,772
Household Products/Wares — 0.1%
Avery Dennison Corp.	3,800	650,218
Central Garden & Pet Co.†	616	20,673
Kimberly-Clark Corp.	1,550	204,259
		875,150
Housewares — 0.0%
Scotts Miracle-Gro Co.	860	43,327
Insurance — 4.8%
Admiral Group PLC	13,401	581,863
Security Description	Shares or Principal Amount	Value

Insurance (continued)
AIA Group, Ltd.	100,600	$ 753,631
Allstate Corp.	11,656	2,312,434
American Financial Group, Inc.	584	73,969
Aon PLC, Class A	1,084	384,592
Aviva PLC	64,934	484,611
AXA SA	38,173	1,797,666
Axis Capital Holdings, Ltd.	2,983	287,323
Berkshire Hathaway, Inc., Class B†	11,382	6,069,452
Chubb, Ltd.	18,053	5,164,602
Definity Financial Corp.	13,312	664,441
Equitable Holdings, Inc.	6,828	337,645
Fidelity National Financial, Inc.	1,289	82,560
Great-West Lifeco, Inc.	19,713	766,585
Hanover Insurance Group, Inc.	1,081	179,554
Hartford Insurance Group, Inc.	8,222	1,008,593
Kemper Corp.	1,246	73,664
Mandatum Oyj	59,582	419,429
Markel Group, Inc.†	95	172,767
Marsh & McLennan Cos., Inc.	11,890	2,680,838
Mercury General Corp.	1,915	106,129
MetLife, Inc.	10,394	783,396
Muenchener Rueckversicherungs-Gesellschaft AG	3,509	2,391,464
Palomar Holdings, Inc.†	964	139,799
Progressive Corp.	6,239	1,757,776
Reinsurance Group of America, Inc.	360	67,432
RenaissanceRe Holdings, Ltd.	1,851	447,812
Sampo Oyj, Class A	102,750	1,026,419
Selective Insurance Group, Inc.	1,040	90,719
Storebrand ASA	67,333	808,379
Tokio Marine Holdings, Inc.	45,800	1,828,412
Travelers Cos., Inc.	5,784	1,527,728
TWFG, Inc.†	928	29,399
		35,301,083
Internet — 5.7%
Airbnb, Inc., Class A†	149	18,166
Alibaba Group Holding, Ltd. ADR	2,438	291,170
Alphabet, Inc., Class A	16,026	2,544,929
Alphabet, Inc., Class C	47,815	7,692,955
Amazon.com, Inc.†	64,730	11,937,507
Angi, Inc.†	337	3,862
Booking Holdings, Inc.	315	1,606,273
CDW Corp.	519	83,331
DoorDash, Inc., Class A†	3,340	644,253
eBay, Inc.	1,706	116,281
Gen Digital, Inc.	7,185	185,876
IAC, Inc.†	642	22,431
LY Corp.	108,900	411,136
Lyft, Inc., Class A†	3,756	46,574
Maplebear, Inc.†	1,862	74,275
Meta Platforms, Inc., Class A	15,994	8,780,706
Netflix, Inc.†	3,750	4,243,950
Palo Alto Networks, Inc.†	1,691	316,099
Pinterest, Inc., Class A†	23,586	597,198
Q2 Holdings, Inc.†	820	64,985
Robinhood Markets, Inc., Class A†	4,719	231,750
Sea, Ltd. ADR†	3,406	456,574
Shopify, Inc., Class A†	7,975	757,625
Snap, Inc., Class A†	6,910	55,004
Spotify Technology SA†	156	95,781
Tencent Holdings, Ltd.	5,500	338,414
Uber Technologies, Inc.†	3,346	271,059

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Upwork, Inc.†	6,194	$ 81,451
Ziff Davis, Inc.†	889	26,252
		41,995,867
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	9,881	81,420
Reliance, Inc.	818	235,772
Steel Dynamics, Inc.	1,089	141,254
		458,446
Leisure Time — 0.2%
Acushnet Holdings Corp.	1,052	69,663
Amadeus IT Group SA	11,011	862,939
Peloton Interactive, Inc., Class A†	4,667	32,155
Planet Fitness, Inc., Class A†	1,498	141,696
Royal Caribbean Cruises, Ltd.	425	91,337
		1,197,790
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,327	1,426,612
Las Vegas Sands Corp.	2,931	107,480
Marcus Corp.	1,378	22,475
Marriott International, Inc., Class A	2,016	480,977
Playa Hotels & Resorts NV†	4,856	65,168
Travel & Leisure Co.	1,080	47,444
Wyndham Hotels & Resorts, Inc.	1,216	103,725
		2,253,881
Machinery-Construction & Mining — 0.5%
Argan, Inc.	511	78,249
BWX Technologies, Inc.	692	75,511
Caterpillar, Inc.	451	139,481
GE Vernova, Inc.	2,822	1,046,454
Mitsubishi Electric Corp.	65,800	1,270,394
Sandvik AB	36,770	761,231
Vertiv Holdings Co., Class A	3,970	338,959
		3,710,279
Machinery-Diversified — 1.2%
AGCO Corp.	1,485	125,973
Alamo Group, Inc.	652	108,871
Cognex Corp.	4,001	109,227
Deere & Co.	7,136	3,307,964
Dover Corp.	1,112	189,763
Esab Corp.	2,246	269,790
Graco, Inc.	604	49,292
Ingersoll Rand, Inc.	1,232	92,930
KION Group AG	9,646	406,721
Middleby Corp.†	755	100,679
Mueller Water Products, Inc., Class A	6,049	158,726
Otis Worldwide Corp.	3,068	295,356
Rockwell Automation, Inc.	4,700	1,164,096
SMC Corp.	1,000	325,010
Tennant Co.	1,070	77,211
Toro Co.	2,274	155,269
Westinghouse Air Brake Technologies Corp.	9,277	1,713,833
Xylem, Inc.	965	116,350
		8,767,061
Media — 0.3%
Charter Communications, Inc., Class A†	814	318,974
Comcast Corp., Class A	28,406	971,485
Liberty Broadband Corp., Class C†	1,368	123,654
Security Description	Shares or Principal Amount	Value

Media (continued)
Liberty Global, Ltd., Class C†	2,158	$ 24,472
Liberty Media Corp.-Liberty Formula One, Class C†	2,564	227,350
Nexstar Media Group, Inc.	577	86,354
Scholastic Corp.	1,647	29,695
Sinclair, Inc.	1,451	20,894
Sphere Entertainment Co.†	1,791	48,805
TEGNA, Inc.	1,366	22,170
Walt Disney Co.	1,051	95,588
		1,969,441
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	19,815	1,076,130
RBC Bearings, Inc.†	573	188,271
Timken Co.	1,191	76,522
Xometry, Inc., Class A†	1,729	44,331
		1,385,254
Mining — 0.5%
Antofagasta PLC	36,580	796,091
BHP Group, Ltd. (ASX)	16,753	409,822
BHP Group, Ltd. (LSE)	23,857	564,030
Franco-Nevada Corp.	4,099	704,126
Freeport-McMoRan, Inc.	19,123	689,002
Ivanhoe Electric, Inc.†	12,096	76,205
MP Materials Corp.†	5,197	127,118
Royal Gold, Inc.	744	135,936
Uranium Energy Corp.†	17,448	91,602
		3,593,932
Miscellaneous Manufacturing — 0.9%
Carlisle Cos., Inc.	343	130,162
Fabrinet†	715	146,618
Illinois Tool Works, Inc.	1,369	328,437
JBT Marel Corp.	561	59,051
Largan Precision Co., Ltd.	3,000	211,987
Parker-Hannifin Corp.	2,299	1,391,033
Siemens AG	16,918	3,870,486
Teledyne Technologies, Inc.†	471	219,500
		6,357,274
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,019	49,788
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	3,209	27,854
Oil & Gas — 2.6%
Chevron Corp.	11,318	1,539,927
ConocoPhillips	31,277	2,787,406
DCC PLC	8,327	542,219
Diamondback Energy, Inc.	5,983	789,816
EOG Resources, Inc.	7,194	793,714
EQT Corp.	23,375	1,155,660
Equinor ASA	55,076	1,259,452
Expand Energy Corp.	797	82,808
Exxon Mobil Corp.	30,989	3,273,368
Hess Corp.	317	40,909
HF Sinclair Corp.	2,869	86,271
Magnolia Oil & Gas Corp., Class A	2,271	46,623
Permian Resources Corp.	13,156	155,241
Phillips 66	6,097	634,454
Range Resources Corp.	40,662	1,379,662
Shell PLC ADR	20,785	1,340,217
SM Energy Co.	1,776	40,475
Texas Pacific Land Corp.	47	60,577

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
TotalEnergies SE	31,614	$ 1,832,241
Valero Energy Corp.	8,686	1,008,358
Viper Energy, Inc.	3,631	146,438
Weatherford International PLC	2,663	110,248
		19,106,084
Oil & Gas Services — 0.4%
Atlas Energy Solutions, Inc.	6,098	82,506
Baker Hughes Co.	1,137	40,250
Kodiak Gas Services, Inc.	1,416	48,158
Schlumberger NV	63,685	2,117,526
TechnipFMC PLC	26,776	754,280
Tidewater, Inc.†	1,061	38,398
		3,081,118
Packaging & Containers — 0.1%
Crown Holdings, Inc.	1,276	122,917
Greif, Inc., Class B	625	34,731
Packaging Corp. of America	287	53,270
Sonoco Products Co.	2,359	96,719
Stora Enso Oyj, Class R	39,437	364,826
		672,463
Pharmaceuticals — 4.3%
AbbVie, Inc.	9,135	1,782,238
Agios Pharmaceuticals, Inc.†	1,371	40,705
Alkermes PLC†	3,158	90,856
Arvinas, Inc.†	4,385	42,184
Astellas Pharma, Inc.	35,200	351,434
AstraZeneca PLC ADR	68,573	4,922,856
Becton Dickinson & Co.	10,988	2,275,505
Cencora, Inc.	7,673	2,245,657
Chugai Pharmaceutical Co., Ltd.	16,700	959,976
Chugai Pharmaceutical Co., Ltd. ADR	8,940	257,025
CVS Health Corp.	2,902	193,592
Elanco Animal Health, Inc.†	10,541	99,929
Eli Lilly & Co.	8,632	7,759,736
Johnson & Johnson	3,987	623,208
Madrigal Pharmaceuticals, Inc.†	262	87,484
McKesson Corp.	2,495	1,778,411
Merck & Co., Inc.	3,835	326,742
Neurocrine Biosciences, Inc.†	1,068	115,013
Novartis AG	14,552	1,653,640
Novo Nordisk A/S, Class B	18,803	1,241,643
Option Care Health, Inc.†	2,538	82,003
Pfizer, Inc.	5,714	139,479
Protagonist Therapeutics, Inc.†	675	30,928
Rhythm Pharmaceuticals, Inc.†	650	42,373
Roche Holding AG	6,482	2,114,985
Sanofi SA	14,455	1,570,396
Vaxcyte, Inc.†	1,326	47,524
Viatris, Inc.	13,783	116,053
Zoetis, Inc.	2,738	428,223
		31,419,798
Pipelines — 0.2%
Cheniere Energy, Inc.	1,483	342,736
Targa Resources Corp.	1,102	188,332
Williams Cos., Inc.	13,928	815,763
		1,346,831
Private Equity — 0.3%
Bridgepoint Group PLC*	101,605	362,084
Security Description	Shares or Principal Amount	Value

Private Equity (continued)
Brookfield Corp.	15,747	$ 845,947
CVC Capital Partners PLC*†	26,081	461,507
KKR & Co., Inc.	2,071	236,653
		1,906,191
Real Estate — 0.2%
CBRE Group, Inc., Class A†	724	88,458
CoStar Group, Inc.†	993	73,651
Howard Hughes Holdings, Inc.†	701	46,637
Jones Lang LaSalle, Inc.†	426	96,877
Mitsui Fudosan Co., Ltd.	114,300	1,126,372
Seaport Entertainment Group, Inc.†	77	1,475
Transcontinental Realty Investors, Inc.†	1,179	33,908
		1,467,378
REITS — 1.6%
Acadia Realty Trust	7,413	141,588
Alexandria Real Estate Equities, Inc.	343	24,922
American Homes 4 Rent, Class A	2,781	103,982
American Tower Corp.	6,489	1,462,686
Americold Realty Trust, Inc.	1,909	36,920
Annaly Capital Management, Inc.	38,546	755,502
Apple Hospitality REIT, Inc.	5,991	70,514
AvalonBay Communities, Inc.	457	95,961
Camden Property Trust	449	51,096
Crown Castle, Inc.	703	74,349
CubeSmart	4,913	199,812
Douglas Emmett, Inc.	6,141	84,930
EastGroup Properties, Inc.	389	63,570
Equinix, Inc.	351	302,123
Equity LifeStyle Properties, Inc.	2,702	175,036
Equity Residential	17,908	1,258,216
Essex Property Trust, Inc.	1,884	525,919
Gaming & Leisure Properties, Inc.	882	42,213
Healthcare Realty Trust, Inc.	4,158	64,574
Kilroy Realty Corp.	2,711	85,424
Kimco Realty Corp.	2,861	57,163
Lamar Advertising Co., Class A	1,177	133,954
Lineage, Inc.	923	44,516
LTC Properties, Inc.	836	29,987
NNN REIT, Inc.	2,393	98,376
Omega Healthcare Investors, Inc.	2,114	82,552
Orchid Island Capital, Inc.	3,845	27,492
Outfront Media, Inc.	2,419	36,599
Pebblebrook Hotel Trust	3,305	29,910
Prologis, Inc.	2,601	265,822
Public Storage	4,138	1,243,179
Rayonier, Inc.	3,042	74,407
Regency Centers Corp.	822	59,332
Rexford Industrial Realty, Inc.	9,092	300,945
Rithm Capital Corp.	9,791	109,463
Scentre Group	331,216	768,021
Segro PLC	36,568	331,685
Simon Property Group, Inc.	568	89,392
Starwood Property Trust, Inc.	3,507	67,299
Summit Hotel Properties, Inc.	4,227	17,204
Sun Communities, Inc.	2,343	291,540
Terreno Realty Corp.	1,692	95,310
Ventas, Inc.	752	52,700
VICI Properties, Inc.	16,853	539,633
Vornado Realty Trust	2,238	78,957

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Welltower, Inc.	4,472	$ 682,383
WP Carey, Inc.	1,782	111,268
		11,338,426
Retail — 4.6%
Advance Auto Parts, Inc.	2,350	76,892
AutoZone, Inc.†	455	1,711,983
Bath & Body Works, Inc.	4,900	149,499
BJ's Wholesale Club Holdings, Inc.†	2,103	247,229
Brinker International, Inc.†	651	87,429
Burlington Stores, Inc.†	931	209,512
Caleres, Inc.	2,242	34,168
Carvana Co.†	11,675	2,852,786
Casey's General Stores, Inc.	525	242,860
Chipotle Mexican Grill, Inc.†	21,181	1,070,064
Cie Financiere Richemont SA, Class A	2,657	467,595
Citi Trends, Inc.†	907	20,253
Costco Wholesale Corp.	1,630	1,621,035
Dick's Sporting Goods, Inc.	681	127,851
Dollar Tree, Inc.†	8,627	705,430
Domino's Pizza, Inc.	179	87,776
Ferguson Enterprises, Inc.	7,772	1,318,598
Five Below, Inc.†	764	57,980
Floor & Decor Holdings, Inc., Class A†	1,573	112,375
Freshpet, Inc.†	739	54,346
GameStop Corp., Class A†	1,169	32,568
Home Depot, Inc.	10,754	3,876,709
Isetan Mitsukoshi Holdings, Ltd.	37,400	480,775
Jack in the Box, Inc.	667	17,369
Kingfisher PLC	241,690	925,072
Kohl's Corp.	2,636	17,661
La-Z-Boy, Inc.	1,453	57,394
Lowe's Cos., Inc.	1,189	265,813
Lululemon Athletica, Inc.†	1,097	297,035
McDonald's Corp.	12,090	3,864,569
Moncler SpA	11,145	682,288
MSC Industrial Direct Co., Inc., Class A	1,367	104,548
Next PLC	7,142	1,173,588
ODP Corp.†	1,161	15,883
Ollie's Bargain Outlet Holdings, Inc.†	942	99,956
O'Reilly Automotive, Inc.†	176	249,075
Patrick Industries, Inc.	946	72,823
Penske Automotive Group, Inc.	273	42,498
RH†	315	57,969
Ross Stores, Inc.	23,455	3,260,245
Starbucks Corp.	1,027	82,211
TJX Cos., Inc.	5,929	762,944
Tractor Supply Co.	20,162	1,020,600
Ulta Beauty, Inc.†	169	66,863
Walmart, Inc.	38,639	3,757,643
Wendy's Co.	3,041	38,013
Wingstop, Inc.	823	217,181
Yum! Brands, Inc.	4,864	731,740
		33,526,694
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	10,337	58,611
Flagstar Financial, Inc.	5,659	66,267
Pacific Premier Bancorp, Inc.	2,784	56,626
TFS Financial Corp.	3,140	40,694
WSFS Financial Corp.	1,412	72,789
		294,987
Security Description	Shares or Principal Amount	Value

Semiconductors — 6.2%
Advanced Micro Devices, Inc.†	4,720	$ 459,492
Amkor Technology, Inc.	2,223	38,791
Analog Devices, Inc.	11,768	2,293,819
Applied Materials, Inc.	6,672	1,005,537
ASML Holding NV (NASDAQ)	1,227	819,734
ASML Holding NV (XAMS)	3,041	2,006,712
BE Semiconductor Industries NV	3,120	333,091
Broadcom, Inc.	36,528	7,030,544
Entegris, Inc.	2,156	170,583
Hamamatsu Photonics KK	22,900	211,494
Impinj, Inc.†	479	44,130
Intel Corp.	22,779	457,858
KLA Corp.	3,059	2,149,529
Lam Research Corp.	2,689	192,721
Lattice Semiconductor Corp.†	2,681	131,181
MACOM Technology Solutions Holdings, Inc.†	1,007	104,476
Marvell Technology, Inc.	6,961	406,314
MaxLinear, Inc.†	1,978	19,760
Microchip Technology, Inc.	445	20,506
Micron Technology, Inc.	831	63,945
MKS Instruments, Inc.	1,526	107,034
Monolithic Power Systems, Inc.	1,066	632,245
NVIDIA Corp.	152,015	16,557,474
NXP Semiconductors NV	5,006	922,656
QUALCOMM, Inc.	6,762	1,003,886
Rambus, Inc.†	1,788	87,236
Renesas Electronics Corp.	32,700	382,506
Samsung Electronics Co., Ltd.	23,256	907,990
Synaptics, Inc.†	669	37,237
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	2,583,497
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,693	948,966
Texas Instruments, Inc.	15,177	2,429,079
Tokyo Electron, Ltd.	5,000	742,237
		45,302,260
Software — 6.6%
Adobe, Inc.†	918	344,232
Alignment Healthcare, Inc.†	2,280	40,402
Appfolio, Inc., Class A†	424	87,564
AppLovin Corp., Class A†	1,813	488,259
Asana, Inc., Class A†	1,020	16,463
Asure Software, Inc.†	4,795	48,717
Atlassian Corp., Class A†	1,590	363,013
Autodesk, Inc.†	491	134,657
Bandwidth, Inc., Class A†	1,378	17,115
BILL Holdings, Inc.†	2,101	95,743
Braze, Inc., Class A†	2,692	83,802
Broadridge Financial Solutions, Inc.	5,554	1,346,290
Cadence Design Systems, Inc.†	1,170	348,356
CCC Intelligent Solutions Holdings, Inc.†	9,586	88,766
Cloudflare, Inc., Class A†	2,195	265,112
Commvault Systems, Inc.†	382	63,844
Confluent, Inc., Class A†	7,170	170,718
CSG Systems International, Inc.	859	51,652
Datadog, Inc., Class A†	3,711	379,116
Dayforce, Inc.†	1,468	84,953
Descartes Systems Group, Inc.†	260	27,401
DocuSign, Inc.†	2,643	216,065
Duolingo, Inc. Class A†	608	236,804
Dynatrace, Inc.†	5,829	273,788
Electronic Arts, Inc.	762	110,559
Evolent Health, Inc., Class A†	1,796	17,708
Fair Isaac Corp.†	95	189,020

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fiserv, Inc.†	14,477	$ 2,672,020
Five9, Inc.†	715	17,975
HubSpot, Inc.†	589	360,173
Ibotta, Inc., Class A†	649	31,671
Intuit, Inc.	2,785	1,747,504
Manhattan Associates, Inc.†	400	70,956
Microsoft Corp.	62,147	24,564,223
MicroStrategy, Inc., Class A†	1,583	601,714
Monday.com, Ltd.†	97	27,256
MongoDB, Inc.†	242	41,665
Nutanix, Inc., Class A†	3,734	256,526
Oracle Corp.	3,838	540,083
Palantir Technologies, Inc., Class A†	4,646	550,272
Phreesia, Inc.†	1,324	33,047
Procore Technologies, Inc.†	1,810	116,003
RingCentral, Inc., Class A†	1,540	39,270
ROBLOX Corp., Class A†	2,648	177,548
Roper Technologies, Inc.	4,031	2,257,682
Salesforce, Inc.	3,159	848,855
Samsara, Inc., Class A†	4,215	167,167
SAP SE	8,656	2,503,460
ServiceNow, Inc.†	2,789	2,663,523
ServiceTitan, Inc.†	247	28,556
Snowflake, Inc., Class A†	2,810	448,167
SS&C Technologies Holdings, Inc.	3,763	284,483
Synopsys, Inc.†	2,071	950,610
Take-Two Interactive Software, Inc.†	369	86,095
Twilio, Inc., Class A†	1,019	98,547
Veeva Systems, Inc., Class A†	1,255	293,281
Workday, Inc., Class A†	213	52,185
Workiva, Inc.†	594	44,710
Zoom Communications, Inc.†	1,433	111,115
ZoomInfo Technologies, Inc.†	2,005	17,163
		48,293,624
Telecommunications — 1.2%
A10 Networks, Inc.	3,677	60,597
Arista Networks, Inc.†	1,425	117,235
AT&T, Inc.	9,422	260,989
BT Group PLC	433,238	1,003,480
Ciena Corp.†	2,583	173,474
Cisco Systems, Inc.	7,153	412,943
InterDigital, Inc.	203	40,803
Iridium Communications, Inc.	3,161	76,275
KDDI Corp.	57,500	1,014,836
KT Corp.	19,346	704,976
Telefonaktiebolaget LM Ericsson, Class B	98,839	832,188
Telephone & Data Systems, Inc.	2,246	84,203
T-Mobile US, Inc.	15,660	3,867,237
Ubiquiti, Inc.	160	52,232
United States Cellular Corp.†	416	28,563
		8,730,031
Textiles — 0.0%
UniFirst Corp.	409	72,994
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	4,989	79,275
Transportation — 1.0%
Canadian National Railway Co.	886	85,782
CryoPort, Inc.†	3,231	18,029
CSX Corp.	26,556	745,427
FedEx Corp.	399	83,922
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Hub Group, Inc., Class A	1,461	$ 46,153
Knight-Swift Transportation Holdings, Inc.	741	29,025
Landstar System, Inc.	582	78,075
Norfolk Southern Corp.	7,761	1,738,852
Old Dominion Freight Line, Inc.	12,871	1,972,867
RXO, Inc.†	753	10,610
Saia, Inc.†	1,034	252,296
Union Pacific Corp.	10,618	2,289,878
XPO, Inc.†	753	79,908
		7,430,824
Water — 0.1%
American Water Works Co., Inc.	3,927	577,308
Essential Utilities, Inc.	2,440	100,357
		677,665
Total Common Stocks (cost $473,317,496)		587,440,626
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	24,908
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,778
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	27,750
Databricks, Inc. Series H†(1)(2)	858	79,365
		107,115
Total Convertible Preferred Stocks (cost $115,442)		134,801
CORPORATE BONDS & NOTES — 5.6%
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	$ 250,000	220,174
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	111,761
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	22,109
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	38,754
		392,798
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	114,955
5.80%, 02/14/2039	60,000	59,469
BAT Capital Corp.
4.39%, 08/15/2037	240,000	210,447
		384,871
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	105,663	95,516
United Airlines Pass-Through Trust
4.15%, 02/25/2033	75,622	72,635
		168,151

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	$ 245,000	$ 247,486
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	162,143
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	278,681
Hyundai Capital America
1.30%, 01/08/2026*	80,000	78,159
1.80%, 10/15/2025*	50,000	49,317
2.00%, 06/15/2028*	260,000	237,701
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	165,667
PACCAR Financial Corp.
1.10%, 05/11/2026	175,000	169,433
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	260,418
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	199,907
4.95%, 08/15/2029*	200,000	198,407
		2,047,319
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	181,173
Banks — 1.2%
Banco Santander SA
3.49%, 05/28/2030	200,000	188,175
Bank of America Corp.
2.30%, 07/21/2032	220,000	189,050
2.59%, 04/29/2031	150,000	135,533
2.65%, 03/11/2032	200,000	177,416
2.68%, 06/19/2041	100,000	70,867
3.50%, 04/19/2026	75,000	74,384
4.33%, 03/15/2050	380,000	307,848
Barclays PLC
2.28%, 11/24/2027	200,000	192,683
2.85%, 05/07/2026	225,000	224,891
BNP Paribas SA
2.22%, 06/09/2026*	215,000	214,396
Citigroup, Inc.
3.89%, 01/10/2028	100,000	98,951
4.65%, 07/23/2048	25,000	21,010
Danske Bank A/S
5.71%, 03/01/2030*	200,000	206,291
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	41,945
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	137,002
3.80%, 03/15/2030	125,000	120,423
4.41%, 04/23/2039	275,000	241,716
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	204,516
7.40%, 11/13/2034	200,000	219,826
ING Groep NV
6.11%, 09/11/2034	200,000	210,499
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	72,910
2.52%, 04/22/2031	150,000	135,751
3.78%, 02/01/2028	100,000	98,868
3.90%, 01/23/2049	100,000	77,232
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	212,463
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley
3.13%, 07/27/2026	$ 100,000	$ 98,595
3.62%, 04/01/2031	150,000	142,343
5.66%, 04/18/2030	255,000	263,753
Royal Bank of Canada
2.30%, 11/03/2031	385,000	334,254
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	129,570
6.34%, 05/31/2035	130,000	132,834
6.50%, 03/09/2029	70,000	72,577
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	289,547
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	253,974
Societe Generale SA
6.07%, 01/19/2035*	200,000	202,739
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	192,830
State Street Corp.
5.16%, 05/18/2034	160,000	161,533
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	201,332
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	241,766
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	278,843
4.99%, 04/05/2029	130,000	132,632
Truist Financial Corp.
1.95%, 06/05/2030	95,000	82,763
UBS Group AG
1.36%, 01/30/2027*	260,000	253,700
3.18%, 02/11/2043*	200,000	143,409
4.19%, 04/01/2031*	250,000	242,440
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	167,772
3.07%, 04/30/2041	510,000	375,135
3.58%, 05/22/2028	85,000	83,464
5.71%, 04/22/2028	165,000	168,661
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	204,486
		8,725,598
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	144,031
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	190,771
JDE Peet's NV
1.38%, 01/15/2027*	260,000	244,512
		579,314
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	220,306
5.15%, 03/02/2028	145,000	148,212
		368,518
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	324,859
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	294,964
4.25%, 12/15/2047	50,000	39,509

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Owens Corning
5.70%, 06/15/2034	$ 90,000	$ 92,481
		751,813
Chemicals — 0.1%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	141,868
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	255,290
		397,158
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	185,528
Georgetown University
4.32%, 04/01/2049	50,000	40,662
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	66,155
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	46,739
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	88,059
University of Southern California
2.95%, 10/01/2051	400,000	258,300
		685,443
Computers — 0.0%
Apple, Inc.
1.70%, 08/05/2031	215,000	186,341
3.25%, 02/23/2026	100,000	99,329
3.75%, 09/12/2047	50,000	39,297
		324,967
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	145,103
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	221,986
American Express Co.
4.90%, 02/13/2026	290,000	290,938
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	108,269
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	156,358
6.05%, 02/01/2035	65,000	66,442
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	139,721
		1,128,817
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	60,319
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	104,149
Alabama Power Co.
3.13%, 07/15/2051	250,000	163,133
Ameren Corp.
5.70%, 12/01/2026	245,000	249,275
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	117,339
Appalachian Power Co.
4.40%, 05/15/2044	50,000	40,221
Security Description	Shares or Principal Amount	Value

Electric (continued)
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	$ 25,000	$ 18,191
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	20,628
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,257
5.10%, 03/01/2029	225,000	228,181
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	208,002
Duke Energy Corp.
2.65%, 09/01/2026	50,000	48,842
Enel Finance International NV
2.13%, 07/12/2028*	200,000	185,549
Engie SA
5.63%, 04/10/2034*	200,000	202,378
Exelon Corp.
3.40%, 04/15/2026	125,000	123,620
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	98,571
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	20,171
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	99,008
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	60,000	60,187
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	39,087
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	51,796
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	41,912
Southern California Edison Co.
5.15%, 06/01/2029	90,000	91,077
5.88%, 12/01/2053	200,000	184,419
Southern Co.
4.40%, 07/01/2046	25,000	20,248
5.70%, 03/15/2034	125,000	129,234
		2,630,794
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	25,000	25,058
5.05%, 04/05/2029	80,000	82,199
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	236,617
		343,874
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	263,830
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	123,460
3.20%, 06/01/2032	135,000	121,435
Waste Management, Inc.
4.88%, 02/15/2034	200,000	200,879
		709,604
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	199,484
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,164
		221,648

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	$ 25,000	$ 25,745
NiSource, Inc.
1.70%, 02/15/2031	90,000	76,083
3.95%, 03/30/2048	115,000	86,990
5.35%, 04/01/2034	150,000	150,990
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,211
		359,019
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	180,071
Baxter International, Inc.
1.92%, 02/01/2027	225,000	215,336
Revvity, Inc.
1.90%, 09/15/2028	210,000	192,685
Solventum Corp.
5.40%, 03/01/2029	150,000	152,984
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	105,668
		846,744
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	43,462
Centra Health, Inc.
4.70%, 01/01/2048	45,000	36,207
Cigna Group
3.88%, 10/15/2047	50,000	36,814
4.80%, 07/15/2046	25,000	21,537
CommonSpirit Health
2.78%, 10/01/2030	55,000	49,601
3.91%, 10/01/2050	305,000	218,943
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	95,223
HCA, Inc.
4.13%, 06/15/2029	65,000	63,231
4.38%, 03/15/2042	65,000	52,914
5.45%, 09/15/2034	95,000	94,264
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	90,758
Humana, Inc.
5.38%, 04/15/2031	70,000	70,900
5.95%, 03/15/2034	125,000	128,242
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	204,819
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	90,914
Stanford Health Care
3.80%, 11/15/2048	10,000	7,577
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,111
2.90%, 05/15/2050	150,000	92,567
4.63%, 11/15/2041	25,000	22,034
4.75%, 07/15/2045	75,000	65,685
5.38%, 04/15/2054	180,000	166,977
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	42,383
		1,726,163
Security Description	Shares or Principal Amount	Value

Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	$ 55,000	$ 46,712
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	35,000	35,433
Athene Global Funding
4.86%, 08/27/2026*	265,000	266,049
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	101,605
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	190,020
CNO Global Funding
2.65%, 01/06/2029*	315,000	292,748
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	54,660
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,276
Jackson National Life Global Funding
4.90%, 01/13/2027*	265,000	266,562
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	58,876
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	31,122
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	254,628
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	110,383
3.70%, 05/15/2029	25,000	24,217
4.30%, 11/15/2046	25,000	20,686
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	193,517
RGA Global Funding
5.45%, 05/24/2029*	145,000	149,489
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,071
Willis North America, Inc.
4.50%, 09/15/2028	50,000	49,964
		2,221,018
Internet — 0.1%
Amazon.com, Inc.
4.95%, 12/05/2044	65,000	62,487
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	115,157
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	217,266
		394,910
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	255,944
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	300,842
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	200,000	199,639
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	256,765
		456,404

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	$ 170,000	$ 104,755
3.75%, 02/15/2028	125,000	121,375
6.10%, 06/01/2029	60,000	62,135
Comcast Corp.
1.95%, 01/15/2031	70,000	60,798
2.65%, 02/01/2030	30,000	27,776
3.90%, 03/01/2038	240,000	205,614
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	166,696
Walt Disney Co.
2.75%, 09/01/2049	300,000	186,306
		935,455
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	177,968
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	183,891
		361,859
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	70,424
Oil & Gas — 0.1%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	48,916
3.28%, 09/19/2027	25,000	24,448
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	63,480
6.25%, 03/15/2038	25,000	25,184
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	88,523
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	45,665
HF Sinclair Corp.
6.25%, 01/15/2035	205,000	196,961
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	53,745
5.10%, 03/29/2026	55,000	55,334
Shell International Finance BV
3.25%, 05/11/2025	325,000	324,822
TotalEnergies Capital International SA
2.99%, 06/29/2041	105,000	75,148
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	24,326
4.50%, 03/04/2029*	55,000	54,248
		1,080,800
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	89,211
4.70%, 05/14/2045	125,000	110,570
4.80%, 03/15/2029	230,000	234,562
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	205,205
4.88%, 03/03/2028	200,000	204,496
Becton Dickinson & Co.
5.08%, 06/07/2029	250,000	254,715
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	72,060
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cardinal Health, Inc.
3.75%, 09/15/2025	$ 125,000	$ 124,641
CVS Health Corp.
3.88%, 07/20/2025	50,000	49,869
5.05%, 03/25/2048	100,000	84,988
		1,430,317
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	49,985
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	17,828
3.70%, 01/15/2039*	15,000	12,582
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	50,241
Enbridge, Inc.
5.50%, 12/01/2046	113,000	104,666
5.63%, 04/05/2034	90,000	91,048
6.70%, 11/15/2053	35,000	36,813
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	266,797
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	49,882
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	54,038
MPLX LP
5.65%, 03/01/2053	150,000	132,774
ONEOK, Inc.
6.63%, 09/01/2053	180,000	179,189
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	25,000
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,656
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	40,000	39,670
Targa Resources Corp.
5.50%, 02/15/2035	70,000	68,371
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	108,949
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	16,469
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	212,164
5.15%, 03/15/2034	25,000	24,515
		1,565,637
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	51,301
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	79,159
American Tower Corp.
1.45%, 09/15/2026	315,000	302,078
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	43,203
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	67,904
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	140,231
Essex Portfolio LP
4.00%, 03/01/2029	90,000	87,945

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
4.50%, 03/15/2048	$ 15,000	$ 12,486
Extra Space Storage LP
4.00%, 06/15/2029	40,000	38,879
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	53,296
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	68,810
2.88%, 01/15/2031	125,000	112,292
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	41,584
Prologis LP
2.13%, 04/15/2027	115,000	110,730
4.00%, 09/15/2028	70,000	69,493
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	125,151
Realty Income Corp.
2.20%, 06/15/2028	25,000	23,430
3.10%, 12/15/2029	70,000	65,559
3.95%, 08/15/2027	25,000	24,791
4.63%, 11/01/2025	60,000	59,976
Regency Centers LP
5.25%, 01/15/2034	245,000	245,233
Simon Property Group LP
2.65%, 02/01/2032	285,000	248,079
3.80%, 07/15/2050	100,000	72,771
WP Carey, Inc.
3.85%, 07/15/2029	90,000	87,052
		2,180,132
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	88,825
3.13%, 04/21/2026	50,000	49,299
5.05%, 07/15/2026	180,000	181,162
Carvana Co.
12.00%, 12/01/2028*(3)	37,469	38,520
13.00%, 06/01/2030*(3)	65,427	69,277
14.00%, 06/01/2031*(3)	84,035	94,586
Dollar General Corp.
4.63%, 11/01/2027	240,000	240,585
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	289,039
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,596
3.90%, 06/01/2029	95,000	92,690
5.00%, 08/19/2034	195,000	190,566
5.75%, 11/20/2026	45,000	45,861
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	50,893
Tractor Supply Co.
5.25%, 05/15/2033	250,000	251,050
		1,706,949
Semiconductors — 0.1%
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	207,767
Intel Corp.
4.60%, 03/25/2040	250,000	212,362
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,733
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Texas Instruments, Inc.
1.75%, 05/04/2030	$ 35,000	$ 30,966
		460,828
Software — 0.2%
Atlassian Corp.
5.25%, 05/15/2029	55,000	55,937
Cadence Design Systems, Inc.
4.30%, 09/10/2029	90,000	89,818
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,531
5.45%, 03/15/2034	245,000	245,887
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,832
4.20%, 11/03/2035	250,000	245,787
Oracle Corp.
5.55%, 02/06/2053	65,000	59,533
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	149,141
2.00%, 06/30/2030	30,000	26,251
3.80%, 12/15/2026	25,000	24,770
Salesforce, Inc.
2.70%, 07/15/2041	395,000	278,450
VMware LLC
1.40%, 08/15/2026	205,000	196,771
		1,431,708
Telecommunications — 0.2%
AT&T, Inc.
2.25%, 02/01/2032	280,000	237,869
3.50%, 06/01/2041	130,000	99,816
3.80%, 12/01/2057	64,000	44,055
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	247,571
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	71,135
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	251,339
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	97,000
2.65%, 11/20/2040	490,000	344,450
2.99%, 10/30/2056	35,000	20,796
3.15%, 03/22/2030	150,000	141,170
Vodafone Group PLC
4.88%, 06/19/2049	60,000	50,457
		1,605,658
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	235,392
4.15%, 04/01/2045	25,000	20,716
4.15%, 12/15/2048	25,000	20,168
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	190,135
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	96,014
2.88%, 11/15/2029	70,000	65,523
3.50%, 05/01/2050	110,000	77,081
CSX Corp.
4.30%, 03/01/2048	25,000	20,595
		725,624

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	$ 75,000	$ 77,982
6.90%, 05/01/2034	220,000	241,746
		319,728
Total Corporate Bonds & Notes (cost $44,285,971)		40,529,324
ASSET BACKED SECURITIES — 0.6%
Auto Loan Receivables — 0.2%
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	66,667	66,375
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.45%, (SOFR30A+1.10%), 12/26/2031*	149,050	149,285
CarMax Auto Owner Trust
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,855
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	138,288
Series 2024-P4, Class A3 4.64%, 01/10/2030	50,000	50,281
Series 2024-P4, Class A4 4.74%, 12/10/2030	85,000	85,932
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,248
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	50,000	50,124
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	60,547
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	98,366
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	240,622	240,128
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-1A, Class A4 4.49%, 12/22/2032*	100,000	100,259
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	159,835
Series 2025-1, Class A3 4.74%, 01/16/2029	100,000	100,383
Toyota Lease Owner Trust
Series 2025-A, Class A4 4.81%, 06/20/2029*	90,000	90,878
		1,451,784
Other Asset Backed Securities — 0.4%
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	185,982	186,164
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	207,880
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	100,000	100,468
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	$ 112,991	$ 105,177
Series 2020-2A, Class A2 3.24%, 01/20/2051*	88,756	84,034
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	59,664	61,572
Series 2023-A, Class B 6.53%, 02/25/2038*	59,664	61,278
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.78%, (TSFR3M+1.50%), 01/17/2037*	250,000	249,994
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	54,259
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.32%, (TSFR3M+1.06%), 10/15/2030*	150,564	150,408
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	21,601	20,486
Series 2019-2A, Class A 2.22%, 10/20/2038*	43,341	42,530
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	95,478	89,080
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	100,000	100,065
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.61%, (TSFR3M+1.34%), 11/26/2037*	250,000	249,375
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	89,475	90,314
Series 2023-1A, Class A 5.87%, 05/21/2029*	18,081	18,132
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.51%, (TSFR3M+1.25%), 02/15/2038*	255,000	253,731
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2 4.94%, 10/20/2028*	175,000	175,258
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	150,000	150,602
Progress Residential Trust
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	100,000	93,399
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	120,000	122,966
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	109,134	99,605
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	66,356	59,652
Series 2020-A, Class A2A 2.23%, 09/15/2037*	35,883	34,394
Series 2017-A, Class A2A 2.88%, 09/15/2034*	3,035	3,021

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	$ 99,890	$ 97,508
		2,961,352
Total Asset Backed Securities (cost $4,435,004)		4,413,136
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
Commercial and Residential — 0.4%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(4)	38,978	33,215
Series 2021-2, Class A1 0.99%, 04/25/2066*(4)	48,484	41,928
Series 2021-1, Class A2 1.12%, 01/25/2066*(4)	12,629	10,784
Series 2020-6, Class M1 2.81%, 05/25/2065*(4)	70,000	59,562
BANK
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	46,068
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,296
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(4)	60,000	62,876
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(4)	60,722	54,782
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,732
Benchmark Mtg. Trust VRS
Series 2024-V8, Class AM 6.86%, 07/15/2057(4)	290,000	307,456
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.66%, (TSFR1M+1.34%), 02/15/2039*	237,307	235,890
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.96%, (TSFR1M+1.64%), 05/15/2041*	223,065	222,925
BX Trust FRS
Series 2025-ROIC, Class A 5.47%, (TSFR1M+1.14%), 03/15/2030*	300,000	294,145
Chase Home Lending Mtg. TrusT
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(4)	23,938	21,272
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(4)	14,185	12,878
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(4)	36,606	31,555
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(4)	5,051	4,901
Series 2022-3, Class A1 3.90%, 02/25/2067*(4)	114,509	110,460
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 5.35%, (SOFR30A+1.00%), 05/25/2044*	47,236	47,067
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
EFMT
Series 2025-INV1, Class A1 5.63%, 03/25/2070*(5)	$ 98,979	$ 99,251
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(4)	49,867	41,241
Series 2020-2, Class A1 1.18%, 10/25/2065*(4)	45,680	42,756
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(4)	27,136	23,083
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.65%, 01/13/2040*(4)	125,000	128,455
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.27%, (TSFR1M+0.94%), 08/25/2050*	4,252	4,013
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(4)	3,094	2,806
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(4)	8,208	7,394
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(4)	8,954	8,066
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(4)	16,156	14,516
MARQ Trust FRS
Series 2024-HOU, Class A 5.91%, (TSFR1M+1.59%), 06/15/2039*	100,000	98,906
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.54%, (TSFR1M+1.21%), 04/15/2038*	164,000	163,590
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(4)	67,537	54,621
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(4)	121,899	102,853
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.46%, 11/05/2041*(4)	70,000	68,393
OBX Trust FRS
Series 2019-EXP3, Class 2A2 5.54%, (TSFR1M+1.21%), 10/25/2059*	4,733	4,746
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.18%, 12/25/2049*(4)	156,528	133,219
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(4)	642	630
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(4)	13,623	12,806
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(4)	31,777	31,416
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(5)	117,896	118,902
Verus Securitization Trust VRS
Series 2019-INV3, Class A1 3.69%, 11/25/2059*(4)	6,757	6,678

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(4)	$ 200,000	$ 200,898
		3,029,031
U.S. Government Agency — 0.3%
Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 6.65%, (SOFR30A+2.30%), 05/25/2043*	150,919	153,701
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	554,472
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(4)	940,000	833,781
Series K-150, Class A2 3.71%, 09/25/2032(4)	405,000	386,827
Series K-156, Class A2 4.43%, 02/25/2033(4)	315,000	314,535
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.20%, (SOFR30A+0.85%), 11/25/2041*	45,646	45,505
Series 2025-HQA1, Class A1 5.30%, (SOFR30A+0.95%), 02/25/2045*	44,375	44,140
		2,332,961
Total Collateralized Mortgage Obligations (cost $5,417,201)		5,361,992
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.8%
U.S. Government — 10.8%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,644,600	1,027,561
1.25%, 05/15/2050	278,400	135,426
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,044,760
1.63%, 11/15/2050	340,000	181,249
1.75%, 08/15/2041	575,000	384,846
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,556,614
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,928,417
2.25%, 05/15/2041 to 02/15/2052	1,957,000	1,258,064
2.38%, 02/15/2042 to 05/15/2051	1,271,000	841,474
2.50%, 02/15/2045	170,000	120,853
2.75%, 08/15/2047	380,000	273,704
2.88%, 05/15/2043 to 05/15/2052	1,315,000	959,430
3.00%, 11/15/2044 to 08/15/2052	1,420,000	1,067,061
3.13%, 11/15/2041 to 05/15/2048	630,000	507,350
3.25%, 05/15/2042	350,000	292,195
3.38%, 08/15/2042 to 11/15/2048	652,500	546,201
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,467,558
3.88%, 08/15/2040 to 05/15/2043	2,600,000	2,365,092
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,232,001
4.13%, 08/15/2044 to 08/15/2053	822,200	754,224
4.25%, 02/15/2054 to 08/15/2054	995,000	922,048
4.38%, 08/15/2043	250,000	241,055
4.50%, 02/15/2044 to 11/15/2054	2,130,000	2,074,763
4.63%, 05/15/2044 to 02/15/2055	2,550,000	2,523,022
4.75%, 11/15/2043 to 11/15/2053	1,205,000	1,212,818
United States Treasury Notes
0.63%, 05/15/2030	175,000	150,172
0.75%, 08/31/2026	3,395,000	3,262,913
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.25%, 08/15/2031	$1,375,000	$ 1,174,443
1.88%, 02/28/2027	3,055,000	2,960,367
2.75%, 07/31/2027 to 08/15/2032	1,460,000	1,358,164
2.88%, 05/15/2032	460,000	429,830
3.38%, 05/15/2033	560,000	534,756
3.50%, 02/15/2033	115,000	111,105
3.63%, 05/31/2028 to 08/31/2029	7,645,000	7,645,058
3.88%, 03/31/2027 to 08/15/2034	1,600,000	1,599,902
4.00%, 02/29/2028 to 02/15/2034	8,165,000	8,259,021
4.00%, 06/30/2028(6)(7)	3,835,000	3,881,889
4.13%, 02/28/2027 to 11/15/2032	8,385,000	8,488,624
4.25%, 02/28/2029 to 11/15/2034	4,595,000	4,683,373
4.38%, 11/30/2028 to 12/31/2029	2,340,000	2,401,632
4.50%, 05/31/2029	1,285,000	1,325,106
4.63%, 02/15/2035	910,000	944,125
		79,128,266
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	12,178	10,585
3.50%, 09/20/2049 to 02/20/2050	10,433	9,619
		20,204
Total U.S. Government & Agency Obligations (cost $86,479,564)		79,148,470
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	308,982
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	225,286
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	231,506
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,809
		790,583
Sovereign — 0.1%
Kingdom of Saudi Arabia
5.38%, 01/13/2031*	200,000	205,801
Republic of Panama
3.30%, 01/19/2033	350,000	273,738
Republic of Peru
5.38%, 02/08/2035	60,000	59,074
United Mexican States
2.66%, 05/24/2031	200,000	169,882
3.50%, 02/12/2034	230,000	187,903
		896,398
Total Foreign Government Obligations (cost $1,835,787)		1,686,981
MUNICIPAL SECURITIES — 0.4%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	251,213
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	157,554
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	78,490

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	$ 50,000	$ 53,900
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	235,000	252,245
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	250,688
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	169,206
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	25,025
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	47,359
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	219,273
2.99%, 11/01/2038	60,000	49,761
3.09%, 11/01/2040	135,000	106,656
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	23,629
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	115,958
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	54,736
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	85,000	90,351
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	45,000	49,279
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	135,620
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	169,478
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	51,616
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	44,000	47,949
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	90,445
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	160,007
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	50,175
Security Description	Shares or Principal Amount	Value

San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	$ 175,000	$ 120,250
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,535
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	59,980
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	105,229
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	90,132
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	23,367
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	84,599
Total Municipal Securities (cost $4,088,169)		3,188,705
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	936	0
Total Long-Term Investment Securities (cost $619,974,634)		721,904,035
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(8)	9,306,425	9,306,425
T. Rowe Price Treasury Reserve Fund 4.38%(8)	118	118
Total Short-Term Investments (cost $9,306,543)		9,306,543
TOTAL INVESTMENTS (cost $629,281,177)	99.9%	731,210,578
Other assets less liabilities	0.1	622,400
NET ASSETS	100.0%	$731,832,978
^	Prior to April 28, 2025, the Portfolio was known as SA T. Rowe Price Asset Allocation Growth Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $17,373,038 representing 2.4% of net assets.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$58,333	$1,323.47	0.0%
Gusto, Inc.	10/04/2021	775	22,311	18,778	24.23	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,778	1,388.87	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	27,750	92.50	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	79,365	92.50	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	24,908	24.23	0.0
				$211,912		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2025.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of April 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 43	0.624%	4,075,000	USD	4,075,000	1.000%	Quarterly	Dec 2029	$82,693	$(17,655)	$65,038
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	U.S. Treasury 2 Year Notes	June 2025	$1,031,609	$1,040,743	$ 9,134
69	Long	U.S. Treasury 5 Year Notes	June 2025	7,413,689	7,534,477	120,788
3	Long	U.S. Treasury Long Bonds	June 2025	345,389	349,875	4,486
						$134,408
						Unrealized (Depreciation)
2	Short	U.S. Treasury Ultra 10 Year Notes	June 2025	$227,088	$229,469	$ (2,381)
		Net Unrealized Appreciation (Depreciation)				$132,027
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$6,681,195	$—	$0	$6,681,195
Commercial Services	11,267,313	—	18,778	11,286,091
Computer Graphics	—	—	58,333	58,333
Other Industries	569,415,007	—	—	569,415,007
Convertible Preferred Stocks	—	—	134,801	134,801
Corporate Bonds & Notes	—	40,529,324	—	40,529,324
Asset Backed Securities	—	4,413,136	—	4,413,136
Collateralized Mortgage Obligations	—	5,361,992	—	5,361,992
U.S. Government & Agency Obligations	—	79,148,470	—	79,148,470
Foreign Government Obligations	—	1,686,981	—	1,686,981
Municipal Securities	—	3,188,705	—	3,188,705
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	9,306,543	—	—	9,306,543
Total Investments at Value	$596,670,058	$134,328,608	$211,912	$731,210,578
Other Financial Instruments:†
Futures Contracts	$134,408	$—	$—	$134,408
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$17,655	$—	$17,655
Futures Contracts	2,381	—	—	2,381
Total Other Financial Instruments	$2,381	$17,655	$—	$20,036
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.4%
Advertising — 0.1%
WPP PLC	168,046	$ 1,290,429
Aerospace/Defense — 1.2%
Boeing Co.†	3,909	716,285
General Electric Co.	21,140	4,260,556
Howmet Aerospace, Inc.	2,109	292,265
L3Harris Technologies, Inc.	7,939	1,746,739
Melrose Industries PLC	280,032	1,618,190
Northrop Grumman Corp.	3,900	1,897,350
Rheinmetall AG	672	1,141,152
RTX Corp.	1,542	194,493
Safran SA	10,076	2,659,602
Thales SA	3,122	866,152
TransDigm Group, Inc.	538	760,232
		16,153,016
Agriculture — 0.2%
Altria Group, Inc.	6,187	365,961
Farmer's Business Network, Inc.†(1)(2)	562	1,967
Philip Morris International, Inc.	6,491	1,112,298
Wilmar International, Ltd.	378,000	885,598
		2,365,824
Airlines — 0.0%
Delta Air Lines, Inc.	921	38,341
United Airlines Holdings, Inc.†	1,373	94,490
		132,831
Apparel — 0.1%
Deckers Outdoor Corp.†	1,308	144,966
Kering SA	4,649	939,249
Samsonite Group SA*	261,600	470,203
		1,554,418
Auto Manufacturers — 0.9%
Cummins, Inc.	1,454	427,243
General Motors Co.	3,114	140,877
Subaru Corp.	46,000	834,068
Suzuki Motor Corp.	100,800	1,203,777
Tesla, Inc.†	23,180	6,540,469
Toyota Motor Corp.	149,800	2,859,170
		12,005,604
Auto Parts & Equipment — 0.3%
Autoliv, Inc. SDR	13,549	1,268,620
Denso Corp.	91,200	1,178,430
Dowlais Group PLC	327,020	251,686
Magna International, Inc.	15,257	530,333
Stanley Electric Co., Ltd.	4,500	84,253
Toyota Industries Corp.	6,600	773,647
		4,086,969
Banks — 3.9%
ANZ Group Holdings, Ltd.	65,329	1,249,536
Banco Santander SA	251,716	1,762,838
Bank of America Corp.	83,428	3,327,109
Bank of New York Mellon Corp.	3,753	301,779
Barclays PLC	307,002	1,214,333
Citigroup, Inc.	24,467	1,673,053
DBS Group Holdings, Ltd.	51,810	1,683,894
DNB Bank ASA	101,510	2,525,212
Fifth Third Bancorp	4,913	176,573
Goldman Sachs Group, Inc.	3,969	2,173,226
HDFC Bank, Ltd.	70,544	1,603,285
Security Description	Shares or Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.	13,700	$ 199,061
ING Groep NV	125,071	2,410,658
Intesa Sanpaolo SpA	294,219	1,560,539
JPMorgan Chase & Co.	33,445	8,181,316
KeyCorp	88,002	1,305,950
Lloyds Banking Group PLC	1,915,247	1,870,436
Macquarie Group, Ltd.	10,617	1,315,599
Mitsubishi UFJ Financial Group, Inc.	197,400	2,489,935
Morgan Stanley	10,164	1,173,129
National Bank of Canada	22,119	1,942,673
Popular, Inc.	1,048	100,000
Skandinaviska Enskilda Banken AB, Class A	87,966	1,387,452
Societe Generale SA	38,645	1,996,323
Standard Chartered PLC	123,826	1,775,647
State Street Corp.	2,541	223,862
Sumitomo Mitsui Trust Group, Inc.	40,700	1,003,410
Truist Financial Corp.	1,534	58,814
UniCredit SpA	38,178	2,204,451
United Overseas Bank, Ltd.	73,600	1,951,998
Wells Fargo & Co.	12,055	856,026
Western Alliance Bancorp	1,303	90,832
		51,788,949
Beverages — 0.5%
Coca-Cola Co.	17,136	1,243,217
Diageo PLC	46,657	1,300,802
Heineken NV	19,989	1,782,126
Keurig Dr Pepper, Inc.	53,359	1,845,688
Monster Beverage Corp.†	3,349	201,342
PepsiCo, Inc.	3,618	490,528
		6,863,703
Biotechnology — 0.5%
Amgen, Inc.	775	225,463
Argenx SE ADR†	2,039	1,315,440
Corteva, Inc.	4,336	268,789
Genmab A/S†	884	186,487
Gilead Sciences, Inc.	25,959	2,765,672
Regeneron Pharmaceuticals, Inc.	2,943	1,762,151
Vertex Pharmaceuticals, Inc.†	1,487	757,626
		7,281,628
Building Materials — 0.3%
Carrier Global Corp.	3,621	226,457
Heidelberg Materials AG	829	163,644
Holcim AG	10,046	1,114,937
Johnson Controls International PLC	1,833	153,789
Kingspan Group PLC	7,470	628,756
Knife River Corp.†	520	48,558
Louisiana-Pacific Corp.	1,026	88,554
Owens Corning	5,276	767,183
Trane Technologies PLC	661	253,368
Trex Co., Inc.†	1,011	58,456
Vulcan Materials Co.	987	258,920
West Fraser Timber Co., Ltd. (NASDAQ)	2,117	156,616
West Fraser Timber Co., Ltd. (TSX)	1,986	147,041
		4,066,279
Chemicals — 1.5%
Air Liquide SA	13,355	2,731,732
Akzo Nobel NV	17,825	1,121,926
BASF SE	24,615	1,244,513
CF Industries Holdings, Inc.	794	62,226
Covestro AG†	17,325	1,165,822

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	1,300	$ 85,787
International Flavors & Fragrances, Inc.	1,078	84,580
Johnson Matthey PLC	39,255	672,250
Linde PLC	10,216	4,630,197
Mosaic Co.	38,162	1,160,125
Nippon Sanso Holdings Corp.	1,900	60,662
PPG Industries, Inc.	10,902	1,186,792
RPM International, Inc.	1,365	145,714
Sherwin-Williams Co.	12,678	4,474,320
Shin-Etsu Chemical Co., Ltd.	57,000	1,726,185
Syensqo SA	858	60,866
Symrise AG	809	93,068
		20,706,765
Coal — 0.0%
Teck Resources, Ltd., Class B	8,821	299,826
Warrior Met Coal, Inc.	1,964	93,918
		393,744
Commercial Services — 0.9%
Adyen NV*†	673	1,080,943
Ashtead Group PLC	7,335	390,037
Block, Inc.†	2,969	173,597
Booz Allen Hamilton Holding Corp.	649	77,893
Cintas Corp.	3,285	695,369
Colliers International Group, Inc.	1,081	129,039
Corpay, Inc.†	5,066	1,648,324
Edenred SE	16,950	525,746
Element Fleet Management Corp.	106,512	2,332,509
Equifax, Inc.	4,429	1,152,116
Global Payments, Inc.	1,227	93,632
Gusto, Inc.†(1)(2)	2,300	55,729
Moody's Corp.	490	222,029
Recruit Holdings Co., Ltd.	25,400	1,410,874
S&P Global, Inc.	2,529	1,264,627
TechnoPro Holdings, Inc.	47,400	1,066,483
Verisk Analytics, Inc.	729	216,098
		12,535,045
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	166,664
Computers — 2.4%
Accenture PLC, Class A	6,867	2,054,263
Apple, Inc.	120,747	25,658,737
Crowdstrike Holdings, Inc., Class A†	1,954	838,012
Fortinet, Inc.†	4,152	430,812
International Business Machines Corp.	1,749	422,943
NEC Corp.	8,900	216,369
Nomura Research Institute, Ltd.	39,800	1,500,920
Okta, Inc.†	749	84,008
Pure Storage, Inc., Class A†	2,322	105,326
Sandisk Corp.†	1,063	34,133
Teleperformance SE	5,470	597,733
Western Digital Corp.†	1,366	59,913
		32,003,169
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	32,593	3,004,749
Kenvue, Inc.	206,450	4,872,220
L'Oreal SA	4,748	2,081,586
Procter & Gamble Co.	29,937	4,866,858
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Puig Brands SA, Class B†	35,577	$ 662,185
Unilever PLC	86,288	5,472,663
		20,960,261
Distribution/Wholesale — 0.3%
Bunzl PLC	33,530	1,050,108
Copart, Inc.†	3,480	212,385
Fastenal Co.	1,493	120,888
Mitsubishi Corp.	55,700	1,056,500
Pool Corp.	176	51,593
SiteOne Landscape Supply, Inc.†	420	48,220
Sumitomo Corp.	76,600	1,874,016
		4,413,710
Diversified Financial Services — 2.3%
AerCap Holdings NV	7,756	822,136
American Express Co.	8,983	2,393,161
Apollo Global Management, Inc.	865	118,055
Ares Management Corp., Class A	1,308	199,509
Blackrock, Inc.	511	467,187
Capital One Financial Corp.	1,357	244,613
Cboe Global Markets, Inc.	691	153,264
Charles Schwab Corp.	54,655	4,448,917
CME Group, Inc.	5,254	1,455,778
Discover Financial Services	519	94,806
Intercontinental Exchange, Inc.	16,306	2,738,919
Julius Baer Group, Ltd.	22,025	1,420,744
Mastercard, Inc., Class A	11,281	6,182,665
TPG, Inc.	3,634	168,799
Tradeweb Markets, Inc., Class A	1,037	143,417
Visa, Inc., Class A	25,994	8,980,927
Voya Financial, Inc.	3,552	210,278
		30,243,175
Electric — 1.4%
Ameren Corp.	23,692	2,351,194
CMS Energy Corp.	2,932	215,942
Consolidated Edison, Inc.	2,770	312,317
Constellation Energy Corp.	8,052	1,799,139
Dominion Energy, Inc.	3,039	165,261
DTE Energy Co.	1,914	262,218
Electric Power Development Co., Ltd.	48,000	840,789
Enel SpA	12,574	108,885
Engie SA	99,100	2,041,548
Entergy Corp.	1,842	153,199
Exelon Corp.	22,474	1,054,031
National Grid PLC	184,541	2,663,508
NextEra Energy, Inc.	23,210	1,552,285
NRG Energy, Inc.	593	64,981
PG&E Corp.	16,377	270,548
Redeia Corp. SA	46,628	977,217
Sempra	493	36,615
Southern Co.	4,289	394,116
Xcel Energy, Inc.	43,886	3,102,740
		18,366,533
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	18,463	3,130,955
Emerson Electric Co.	1,331	139,901
Legrand SA	13,706	1,495,236
		4,766,092
Electronics — 0.8%
ABB, Ltd.	50,058	2,619,501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Amphenol Corp., Class A	6,358	$ 489,248
Fortive Corp.	5,874	409,359
Honeywell International, Inc.	1,802	379,321
Hubbell, Inc.	928	337,031
Keysight Technologies, Inc.†	27,354	3,977,272
Mettler-Toledo International, Inc.†	142	152,021
Murata Manufacturing Co., Ltd.	41,900	648,808
TE Connectivity PLC	12,455	1,823,163
		10,835,724
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,605	201,941
Engineering & Construction — 0.1%
Cellnex Telecom SA*	3,790	153,021
Kajima Corp.	2,000	47,657
Shimizu Corp.	77,200	823,672
SPIE SA	1,094	53,341
Worley, Ltd.	94,808	755,472
		1,833,163
Entertainment — 0.0%
TKO Group Holdings, Inc.	1,067	173,825
Environmental Control — 0.2%
Republic Services, Inc.	7,066	1,771,800
Veralto Corp.	1,379	132,246
Waste Connections, Inc.	1,202	237,551
Waste Management, Inc.	1,126	262,763
		2,404,360
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	2,500	37,320
Food — 0.8%
Barry Callebaut AG	234	210,085
Lamb Weston Holdings, Inc.	510	26,933
Mondelez International, Inc., Class A	42,485	2,894,503
Nestle SA	54,760	5,821,339
Seven & i Holdings Co., Ltd.	117,700	1,740,640
		10,693,500
Food Service — 0.2%
Compass Group PLC	87,156	2,924,729
Forest Products & Paper — 0.2%
International Paper Co.	53,614	2,449,088
UPM-Kymmene Oyj	1,728	45,650
		2,494,738
Gas — 0.1%
Atmos Energy Corp.	8,813	1,415,632
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	5,367	322,127
Healthcare-Products — 1.8%
Abbott Laboratories	2,571	336,158
Alcon AG	12,749	1,230,491
Alcon, Inc.	12,674	1,237,109
Boston Scientific Corp.†	7,813	803,723
Cooper Cos., Inc.†	3,644	297,605
Danaher Corp.	13,557	2,702,317
EssilorLuxottica SA	5,231	1,497,485
Intuitive Surgical, Inc.†	7,053	3,637,937
Koninklijke Philips NV†	77,824	1,966,916
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Medtronic PLC	6,829	$ 578,826
Repligen Corp.†	758	104,596
Revvity, Inc.	22,035	2,058,730
Siemens Healthineers AG*	37,480	2,011,719
Sonova Holding AG	2,152	660,710
Stryker Corp.	4,344	1,624,309
Sysmex Corp.	36,500	676,876
Thermo Fisher Scientific, Inc.	4,856	2,083,224
Zimmer Biomet Holdings, Inc.	1,941	200,020
		23,708,751
Healthcare-Services — 1.1%
Cigna Group	6,943	2,360,898
Elevance Health, Inc.	8,472	3,563,154
Humana, Inc.	228	59,791
Molina Healthcare, Inc.†	521	170,372
Quest Diagnostics, Inc.	3,949	703,791
Tenet Healthcare Corp.†	13,746	1,964,990
UnitedHealth Group, Inc.	15,600	6,418,464
		15,241,460
Home Builders — 0.1%
NVR, Inc.†	43	306,407
Open House Group Co., Ltd.	2,800	123,726
Persimmon PLC	50,336	868,723
		1,298,856
Home Furnishings — 0.4%
Panasonic Holdings Corp.	133,400	1,531,049
Sony Group Corp.	126,400	3,333,714
		4,864,763
Household Products/Wares — 0.0%
Avery Dennison Corp.	500	85,555
Kimberly-Clark Corp.	2,501	329,582
		415,137
Insurance — 3.5%
Admiral Group PLC	24,695	1,072,242
AIA Group, Ltd.	187,000	1,400,885
Allstate Corp.	18,783	3,726,359
Aviva PLC	120,917	902,419
AXA SA	71,554	3,369,664
Axis Capital Holdings, Ltd.	1,568	151,030
Berkshire Hathaway, Inc., Class B†	18,320	9,769,140
Chubb, Ltd.	17,215	4,924,867
Definity Financial Corp.	25,764	1,285,957
Equitable Holdings, Inc.	3,307	163,531
Great-West Lifeco, Inc.	38,749	1,506,843
Hartford Insurance Group, Inc.	3,212	394,016
Mandatum Oyj	115,949	816,227
Marsh & McLennan Cos., Inc.	5,641	1,271,876
MetLife, Inc.	10,885	820,402
Muenchener Rueckversicherungs-Gesellschaft AG	6,577	4,482,376
Progressive Corp.	2,323	654,482
RenaissanceRe Holdings, Ltd.	1,496	361,927
Sampo Oyj, Class A	192,576	1,923,733
Storebrand ASA	127,500	1,530,726
Tokio Marine Holdings, Inc.	85,800	3,425,279
Travelers Cos., Inc.	9,262	2,446,372
		46,400,353
Internet — 5.0%
Airbnb, Inc., Class A†	241	29,383

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alibaba Group Holding, Ltd. ADR	4,624	$ 552,244
Alphabet, Inc., Class A	25,884	4,110,379
Alphabet, Inc., Class C	76,781	12,353,295
Amazon.com, Inc.†	104,235	19,223,019
Booking Holdings, Inc.	510	2,600,633
CDW Corp.	838	134,549
DoorDash, Inc., Class A†	5,435	1,048,357
eBay, Inc.	2,751	187,508
Gen Digital, Inc.	12,083	312,587
LY Corp.	212,200	801,130
Meta Platforms, Inc., Class A	25,736	14,129,064
Netflix, Inc.†	6,022	6,815,218
Palo Alto Networks, Inc.†	2,793	522,096
Pinterest, Inc., Class A†	27,691	701,136
Sea, Ltd. ADR†	5,754	771,324
Shopify, Inc., Class A†	12,798	1,215,810
Spotify Technology SA†	229	140,601
Tencent Holdings, Ltd.	10,700	658,368
Uber Technologies, Inc.†	5,397	437,211
		66,743,912
Investment Companies — 0.0%
Yellow Cake PLC*†	6,563	37,523
Iron/Steel — 0.2%
ArcelorMittal SA	5,978	175,535
Champion Iron, Ltd. (ASX)	24,450	71,573
China Steel Corp.	109,000	70,377
Fortescue, Ltd.	4,821	49,996
JSW Steel, Ltd.	7,799	94,631
Nippon Steel Corp.	9,900	208,414
Nucor Corp.	4,136	493,714
POSCO Holdings, Inc.	931	170,612
Reliance, Inc.	991	285,636
Steel Dynamics, Inc.	6,646	862,053
Tata Steel, Ltd.	75,564	124,825
thyssenkrupp AG	3,227	36,630
United States Steel Corp.	2,696	117,842
Vale SA	36,186	337,047
		3,098,885
Leisure Time — 0.1%
Amadeus IT Group SA	20,533	1,609,184
Royal Caribbean Cruises, Ltd.	685	147,213
		1,756,397
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,724	388,728
Las Vegas Sands Corp.	4,678	171,542
Marriott International, Inc., Class A	1,221	291,306
		851,576
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	728	225,149
GE Vernova, Inc.	2,485	921,488
Mitsubishi Electric Corp.	122,900	2,372,817
Sandvik AB	69,943	1,447,995
Vertiv Holdings Co., Class A	1,763	150,525
		5,117,974
Machinery-Diversified — 0.7%
Deere & Co.	7,738	3,587,027
Dover Corp.	1,795	306,317
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Esab Corp.	1,209	$ 145,225
Ingersoll Rand, Inc.	1,987	149,879
Interpump Group SpA	2,128	72,514
KION Group AG	21,005	885,670
Kubota Corp.	7,200	83,240
Middleby Corp.†	334	44,539
Rockwell Automation, Inc.	4,137	1,024,652
SMC Corp.	1,900	617,520
Westinghouse Air Brake Technologies Corp.	14,876	2,748,192
Xylem, Inc.	1,556	187,607
		9,852,382
Media — 0.2%
Charter Communications, Inc., Class A†	1,313	514,512
Comcast Corp., Class A	45,789	1,565,984
Walt Disney Co.	1,696	154,251
		2,234,747
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	38,502	2,091,000
Tenaris SA ADR	2,835	94,377
		2,185,377
Mining — 1.5%
Adriatic Metals PLC†	28,156	76,650
Agnico Eagle Mines, Ltd. (NYSE)	1,278	150,267
Agnico Eagle Mines, Ltd. (TSX)	7,314	859,631
Alamos Gold, Inc.	5,704	162,678
Alamos Gold, Inc., Class A	11,790	337,040
Alcoa Corp.	2,188	53,672
Alrosa PJSC†(1)(2)	121,860	0
Aluminium Bahrain BSC	20,052	52,656
Anglo American Platinum, Ltd.	4,379	150,474
Anglo American PLC	18,254	493,597
Anglogold Ashanti PLC	3,436	144,862
Anglogold Ashanti PLC (JSE)	4,532	189,089
Anglogold Ashanti PLC (NYSE)	2,517	106,117
Antofagasta PLC	73,569	1,601,082
Artemis Gold, Inc.†	10,179	146,195
Ausgold, Ltd.†	40,298	13,294
Barrick Gold Corp.	7,685	146,322
BHP Group, Ltd. (ASX)	97,500	2,385,105
BHP Group, Ltd. (LSE)	45,219	1,069,073
Calibre Mining Corp.†	23,842	55,861
Cameco Corp.	4,666	210,670
Capricorn Metals, Ltd.†	36,844	218,304
Capstone Copper Corp.†	22,447	108,116
CMOC Group, Ltd.	66,000	51,911
Coeur Mining, Inc.†	5,951	33,028
ERO Copper Corp.†	11,633	145,307
First Quantum Minerals, Ltd.†	16,167	217,069
Foran Mining Corp.	23,013	56,256
Franco-Nevada Corp. (NYSE)	6,646	1,141,650
Franco-Nevada Corp. (TSX)	6,173	1,060,819
Freeport-McMoRan, Inc.	56,582	2,038,649
G Mining Ventures Corp.†	18,804	260,795
Genesis Minerals, Ltd.†	18,704	46,246
Glencore PLC	166,131	541,109
Gold Fields, Ltd.	14,099	317,593
Grupo Mexico SAB de CV, Class B	23,233	120,557
Harmony Gold Mining Co., Ltd.	10,142	160,587
Impala Platinum Holdings, Ltd.†	37,429	223,090
Industrias Penoles SAB de CV†	6,912	138,515
Ivanhoe Electric, Inc.†	13,010	81,963

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Ivanhoe Mines, Ltd.†	24,221	$ 215,048
Kinross Gold Corp.	8,591	126,815
Lundin Gold, Inc.	4,203	171,431
MP Materials Corp.†	3,255	79,617
NAC Kazatomprom JSC GDR	3,411	113,586
Newmont Corp.(ASX)	2,117	111,291
Newmont Corp.(NYSE)	12,124	638,692
NGEx Minerals, Ltd.†	11,176	98,011
Northam Platinum Holdings, Ltd.	10,394	69,579
Northern Star Resources, Ltd.	30,338	372,725
Ora Banda Mining, Ltd.†	71,521	45,584
Osisko Gold Royalties, Ltd.	12,807	306,937
Polyus PJSC Series E†(1)(2)	4,280	0
Predictive Discovery, Ltd.†	332,166	77,661
Rio Tinto PLC	10,375	614,876
Rio Tinto, Ltd.	3,230	242,277
Royal Gold, Inc.	805	147,082
Sibanye Stillwater, Ltd.†	45,951	53,112
Skeena Resources, Ltd.†	15,868	189,689
Snowline Gold Corp.	15,252	89,171
Southern Copper Corp.	1,793	160,509
Sovereign Metals, Ltd.†	40,743	16,964
Torex Gold Resources, Inc.†	643	20,825
Uranium Energy Corp.†	20,125	105,656
Wesdome Gold Mines, Ltd.†	10,373	127,612
Wheaton Precious Metals Corp.	10,558	881,569
Zijin Mining Group Co., Ltd.	108,000	236,454
		20,678,672
Miscellaneous Manufacturing — 0.8%
Largan Precision Co., Ltd.	5,000	353,312
Parker-Hannifin Corp.	3,799	2,298,623
Siemens AG	31,752	7,264,196
Teledyne Technologies, Inc.†	760	354,183
		10,270,314
Oil & Gas — 2.4%
BP PLC	29,321	136,884
Canadian Natural Resources, Ltd.	11,423	327,792
Chevron Corp.	22,230	3,024,614
ConocoPhillips	40,406	3,600,983
DCC PLC	15,642	1,018,541
Diamondback Energy, Inc.	10,698	1,412,243
EOG Resources, Inc.	6,163	679,964
EQT Corp.	20,875	1,032,060
Equinor ASA	102,838	2,351,650
Expand Energy Corp.	3,124	324,584
Exxon Mobil Corp.	35,142	3,712,049
Galp Energia SGPS SA	10,472	161,755
Hess Corp.	1,847	238,355
HF Sinclair Corp.	2,371	71,296
Marathon Petroleum Corp.	2,309	317,280
Ovintiv, Inc.	3,436	115,381
Permian Resources Corp.	9,928	117,150
Phillips 66	12,453	1,295,859
Range Resources Corp.	61,381	2,082,657
Shell PLC	22,181	721,427
Shell PLC ADR	38,878	2,506,853
Suncor Energy, Inc. (TSX)	7,618	269,056
Texas Pacific Land Corp.	81	104,398
TotalEnergies SE	67,108	3,889,354
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Valero Energy Corp.	16,383	$ 1,901,903
Viper Energy, Inc.	3,072	123,894
Vista Energy SAB de CV†	1,024	46,254
Weatherford International PLC	1,391	57,587
		31,641,823
Oil & Gas Services — 0.3%
Atlas Energy Solutions, Inc.	4,916	66,513
Baker Hughes Co.	6,254	221,392
Expro Group Holdings NV†	5,893	48,735
Flowco Holdings, Inc., Class A†	720	13,910
Kodiak Gas Services, Inc.	2,472	84,073
Schlumberger NV	82,022	2,727,232
TechnipFMC PLC	36,518	1,028,712
		4,190,567
Packaging & Containers — 0.1%
Packaging Corp. of America	810	150,344
Stora Enso Oyj, Class R	83,857	775,749
		926,093
Pharmaceuticals — 3.0%
AbbVie, Inc.	4,968	969,257
Astellas Pharma, Inc.	67,500	673,914
AstraZeneca PLC ADR	92,931	6,671,516
Becton Dickinson & Co.	9,533	1,974,189
Cencora, Inc.	12,301	3,600,134
Chugai Pharmaceutical Co., Ltd.	31,300	1,799,236
Chugai Pharmaceutical Co., Ltd. ADR	14,420	414,575
CVS Health Corp.	4,681	312,269
Eli Lilly & Co.	10,239	9,204,349
Johnson & Johnson	6,439	1,006,480
McKesson Corp.	544	387,758
Merck & Co., Inc.	6,184	526,877
Novartis AG	27,332	3,105,917
Novo Nordisk A/S, Class B	35,152	2,321,238
Pfizer, Inc.	9,213	224,889
Roche Holding AG	12,149	3,964,046
Sanofi SA	27,071	2,941,003
Viatris, Inc.	22,233	187,202
Zoetis, Inc.	183	28,621
		40,313,470
Pipelines — 0.2%
Enbridge, Inc.	8,332	389,021
Kinder Morgan, Inc.	3,847	101,176
ONEOK, Inc.	3,084	253,381
South Bow Corp.	4,579	113,097
Targa Resources Corp.	3,509	599,688
Williams Cos., Inc.	15,073	882,826
		2,339,189
Private Equity — 0.3%
Bridgepoint Group PLC*	197,286	703,057
Brookfield Corp.	29,855	1,603,845
CVC Capital Partners PLC*†	46,644	825,371
KKR & Co., Inc.	3,376	385,776
		3,518,049
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,602	195,732
CoStar Group, Inc.†	1,602	118,820
Emerald Resources NL†	53,422	137,220
Kerry Properties, Ltd.	36,000	84,574

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Kojamo Oyj†	14,572	$ 169,206
LEG Immobilien SE	649	54,811
Mitsubishi Estate Co., Ltd.	15,300	268,055
Mitsui Fudosan Co., Ltd.	235,900	2,324,682
Nomura Real Estate Holdings, Inc.	12,500	74,040
Shurgard Self Storage, Ltd.	3,284	135,790
Sun Hung Kai Properties, Ltd.	13,500	128,201
Swire Properties, Ltd.	44,000	97,241
		3,788,372
REITS — 2.3%
Acadia Realty Trust	17,525	334,728
Agree Realty Corp.	394	30,578
Alexandria Real Estate Equities, Inc.	1,288	93,586
American Homes 4 Rent, Class A	14,075	526,264
American Tower Corp.	7,453	1,679,981
Americold Realty Trust, Inc.	4,020	77,747
Annaly Capital Management, Inc.	47,682	934,567
Apple Hospitality REIT, Inc.	8,096	95,290
AvalonBay Communities, Inc.	4,116	864,278
Big Yellow Group PLC	7,885	105,714
Broadstone Net Lease, Inc.	665	10,760
Camden Property Trust	2,037	231,811
Canadian Apartment Properties REIT	3,397	103,738
CapitaLand Integrated Commercial Trust	68,629	112,972
Crown Castle, Inc.	2,896	306,281
CubeSmart	12,685	515,899
Digital Core REIT Management Pte, Ltd.	79,500	39,750
Digital Realty Trust, Inc.	536	86,049
Douglas Emmett, Inc.	7,751	107,196
EastGroup Properties, Inc.	2,693	440,090
EPR Properties	256	12,669
Equinix, Inc.	2,613	2,249,140
Equity LifeStyle Properties, Inc.	6,325	409,733
Equity Residential	10,927	767,731
Essential Properties Realty Trust, Inc.	827	26,605
Essex Property Trust, Inc.	5,558	1,551,516
Federal Realty Investment Trust	658	61,865
Gaming & Leisure Properties, Inc.	8,234	394,079
Gecina SA	362	37,113
Goodman Group	21,508	413,033
Invincible Investment Corp.	370	152,679
Japan Prime Realty Investment Corp.	20	49,378
Keppel DC REIT	82,000	135,610
Kilroy Realty Corp.	3,312	104,361
Kimco Realty Corp.	9,022	180,260
Lineage, Inc.	1,511	72,876
Mirvac Group	91,219	133,221
Nexus Select Trust	43,827	67,081
Nippon Prologis REIT, Inc.	47	77,610
NNN REIT, Inc.	862	35,437
Pebblebrook Hotel Trust	5,347	48,390
Prologis, Inc.	15,954	1,630,499
Public Storage	9,900	2,974,257
Rayonier, Inc.	5,521	135,044
Realty Income Corp.	3,364	194,641
Regency Centers Corp.	11,773	849,775
Rexford Industrial Realty, Inc.	23,133	765,702
SBA Communications Corp.	1,133	275,772
Scentre Group	690,488	1,601,098
Segro PLC	96,784	877,866
Simon Property Group, Inc.	5,448	857,406
Security Description	Shares or Principal Amount	Value

REITS (continued)
Smartstop Self Storage REIT, Inc.	5,923	$ 208,134
Sun Communities, Inc.	6,081	756,659
Terreno Realty Corp.	7,721	434,924
UNITE Group PLC	8,767	100,539
Ventas, Inc.	12,591	882,377
VICI Properties, Inc.	34,391	1,101,200
Vornado Realty Trust	5,274	186,067
Warehouses De Pauw CVA	8,030	204,496
Welltower, Inc.	16,199	2,471,805
Weyerhaeuser Co.	5,532	143,334
WP Carey, Inc.	1,001	62,502
		30,391,763
Retail — 2.9%
AutoZone, Inc.†	730	2,746,698
Bath & Body Works, Inc.	1,245	37,985
Carvana Co.†	17,167	4,194,756
Chipotle Mexican Grill, Inc.†	34,910	1,763,653
Cie Financiere Richemont SA, Class A	4,370	769,059
Costco Wholesale Corp.	1,579	1,570,316
Dollar Tree, Inc.†	14,011	1,145,679
Domino's Pizza, Inc.	257	126,025
Ferguson Enterprises, Inc.	9,470	1,606,680
Home Depot, Inc.	10,556	3,805,332
Isetan Mitsukoshi Holdings, Ltd.	69,300	890,848
Kingfisher PLC	449,528	1,720,576
Lowe's Cos., Inc.	1,915	428,117
Lululemon Athletica, Inc.†	1,850	500,925
McDonald's Corp.	12,875	4,115,494
Moncler SpA	21,334	1,306,051
Next PLC	13,418	2,204,873
O'Reilly Automotive, Inc.†	282	399,086
Ross Stores, Inc.	22,697	3,154,883
Starbucks Corp.	1,681	134,564
TJX Cos., Inc.	9,617	1,237,516
Tractor Supply Co.	19,978	1,011,286
Ulta Beauty, Inc.†	280	110,779
Walmart, Inc.	30,358	2,952,316
Wingstop, Inc.	441	116,376
Yum! Brands, Inc.	1,175	176,767
		38,226,640
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	7,613	741,126
Analog Devices, Inc.	9,618	1,874,741
Applied Materials, Inc.	3,586	540,446
ASML Holding NV (NASDAQ)	1,992	1,330,815
ASML Holding NV (XAMS)	5,698	3,760,027
BE Semiconductor Industries NV	5,616	599,563
Broadcom, Inc.	49,439	9,515,524
Hamamatsu Photonics KK	44,400	410,059
Intel Corp.	36,686	737,389
KLA Corp.	2,218	1,558,566
Lam Research Corp.	4,539	325,310
Marvell Technology, Inc.	1,155	67,417
Microchip Technology, Inc.	718	33,086
Micron Technology, Inc.	1,115	85,799
Monolithic Power Systems, Inc.	1,783	1,057,497
NVIDIA Corp.	244,531	26,634,317
NXP Semiconductors NV	9,256	1,705,973
QUALCOMM, Inc.	5,364	796,340
Renesas Electronics Corp.	60,500	707,695
Samsung Electronics Co., Ltd.	43,391	1,694,126

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	168,000	$ 4,769,534
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,191	698,598
Texas Instruments, Inc.	17,791	2,847,450
Tokyo Electron, Ltd.	9,300	1,380,560
		63,871,958
Software — 4.0%
Adobe, Inc.†	1,571	589,094
Autodesk, Inc.†	728	199,654
Cadence Design Systems, Inc.†	1,887	561,835
Confluent, Inc., Class A†	5,823	138,646
Datadog, Inc., Class A†	1,835	187,464
Dayforce, Inc.†	2,367	136,978
Descartes Systems Group, Inc.†	591	62,286
Dynatrace, Inc.†	2,740	128,698
Electronic Arts, Inc.	1,230	178,461
Fair Isaac Corp.†	143	284,524
Fiserv, Inc.†	23,474	4,332,596
HubSpot, Inc.†	88	53,812
Intuit, Inc.	2,968	1,862,331
Microsoft Corp.	76,176	30,109,326
Monday.com, Ltd.†	222	62,380
Oracle Corp.	6,302	886,817
Palantir Technologies, Inc., Class A†	7,341	869,468
Roper Technologies, Inc.	2,223	1,245,058
Salesforce, Inc.	5,148	1,383,319
SAP SE	16,229	4,693,698
ServiceNow, Inc.†	4,457	4,256,480
SS&C Technologies Holdings, Inc.	882	66,679
Synopsys, Inc.†	3,330	1,528,503
Take-Two Interactive Software, Inc.†	520	121,326
Workday, Inc., Class A†	343	84,035
		54,023,468
Telecommunications — 0.9%
Arista Networks, Inc.†	2,132	175,400
AT&T, Inc.	15,194	420,874
BT Group PLC	772,939	1,790,307
Cisco Systems, Inc.	11,800	681,214
KDDI Corp.	107,300	1,893,772
KT Corp.	36,127	1,316,482
Telefonaktiebolaget LM Ericsson, Class B	185,191	1,559,241
T-Mobile US, Inc.	17,489	4,318,908
		12,156,198
Transportation — 0.6%
Canadian National Railway Co.	1,429	138,356
CSX Corp.	11,044	310,005
FedEx Corp.	643	135,242
Kyushu Railway Co.	4,800	123,374
Norfolk Southern Corp.	12,453	2,790,095
Old Dominion Freight Line, Inc.	14,239	2,182,554
Saia, Inc.†	970	236,680
Union Pacific Corp.	9,567	2,063,219
		7,979,525
Water — 0.1%
American Water Works Co., Inc.	6,327	930,132
Total Common Stocks (cost $632,742,926)		794,536,193
Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	$ 465,960
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	3
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	77,924
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	11,111
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	38,600
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	111,555
Databricks, Inc. Series H†(1)(2)	2,613	241,702
KoBold Metals Co. Series B-1†(1)(2)	3,900	331,316
		684,573
Total Convertible Preferred Stocks (cost $536,172)		812,211
CORPORATE BONDS & NOTES — 9.8%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	39,602
Aerospace/Defense — 0.1%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	460,000	470,895
Bombardier, Inc.
7.25%, 07/01/2031*	455,000	465,854
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	198,850
4.50%, 05/15/2036	200,000	190,699
		1,326,298
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	139,945
BAT Capital Corp.
5.83%, 02/20/2031	245,000	255,062
		395,007
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	495,524	447,937
Avianca Midco 2 PLC
9.63%, 02/14/2030*	415,000	362,382
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	530,000	488,198
Latam Airlines Group SA
7.88%, 04/15/2030*	530,000	518,737
OneSky Flight LLC
8.88%, 12/15/2029*	455,000	459,276

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.10%, 04/07/2030	$ 243,213	$ 225,110
4.15%, 02/25/2033	259,745	249,487
		2,751,127
Auto Manufacturers — 0.4%
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	532,696
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	638,746
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	351,665
7.12%, 11/07/2033	200,000	201,412
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	120,871
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,098,073
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	476,921
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	895,438
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	891,432
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	454,787
		5,662,041
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	172,000	174,976
Banks — 1.4%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	499,163
Banco Santander SA
3.49%, 05/28/2030	200,000	188,175
Bank of America Corp.
2.30%, 07/21/2032	665,000	571,447
2.59%, 04/29/2031	405,000	365,938
2.68%, 06/19/2041	960,000	680,320
3.50%, 04/19/2026	150,000	148,769
4.45%, 03/03/2026	350,000	349,646
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	645,041
Barclays PLC
2.85%, 05/07/2026	830,000	829,598
5.67%, 03/12/2028	200,000	203,782
BNP Paribas SA
2.22%, 06/09/2026*	435,000	433,777
5.50%, 05/20/2030*	545,000	555,453
BPCE SA
4.88%, 04/01/2026*	400,000	399,677
Citigroup, Inc.
3.89%, 01/10/2028	505,000	499,701
4.60%, 03/09/2026	175,000	174,922
6.17%, 05/25/2034	205,000	209,831
Danske Bank A/S
5.71%, 03/01/2030*	200,000	206,291
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	169,571
6.34%, 07/27/2029	145,000	152,052
Goldman Sachs Group, Inc.
2.91%, 07/21/2042	505,000	350,496
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.75%, 05/22/2025	$ 125,000	$ 124,922
3.80%, 03/15/2030	705,000	679,184
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	419,259
6.33%, 03/09/2044	335,000	351,555
JPMorgan Chase & Co.
3.20%, 06/15/2026	200,000	197,956
3.78%, 02/01/2028	445,000	439,961
3.90%, 01/23/2049	525,000	405,467
4.25%, 10/01/2027	25,000	25,092
Morgan Stanley
3.13%, 07/27/2026	550,000	542,274
3.22%, 04/22/2042	970,000	714,173
4.30%, 01/27/2045	25,000	20,684
5.66%, 04/18/2030	855,000	884,349
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	513,479
6.34%, 05/31/2035	215,000	219,688
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	466,355
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	858,432
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	525,463
State Street Corp.
5.16%, 05/18/2034	585,000	590,606
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	851,903
UBS Group AG
1.36%, 01/30/2027*	340,000	331,762
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	321,164
3.07%, 04/30/2041	720,000	529,602
5.56%, 07/25/2034	450,000	456,140
6.30%, 10/23/2029	560,000	590,988
		18,694,108
Beverages — 0.0%
Diageo Capital PLC
1.38%, 09/29/2025	265,000	261,704
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	136,779
		398,483
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	873,058
Owens Corning
5.70%, 06/15/2034	295,000	303,132
Quikrete Holdings, Inc.
6.75%, 03/01/2033*	460,000	461,721
		1,637,911
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	49,343
Celanese US Holdings LLC
6.75%, 04/15/2033	540,000	506,889
Ecolab, Inc.
2.75%, 08/18/2055	830,000	490,626
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	109,088
		1,155,946

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	$ 700,000	$ 698,390
Deluxe Corp.
8.13%, 09/15/2029*	470,000	470,632
Experian Finance PLC
2.75%, 03/08/2030*	850,000	788,495
George Washington University
3.55%, 09/15/2046	45,000	33,342
Hertz Corp.
12.63%, 07/15/2029*	250,000	243,157
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	448,698
TR Finance LLC
3.35%, 05/15/2026	30,000	29,566
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	409,475
3.38%, 03/22/2027*	90,000	88,425
Williams Scotsman, Inc.
7.38%, 10/01/2031*	683,000	708,429
		3,918,609
Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	265,000	263,221
McAfee Corp.
7.38%, 02/15/2030*	530,000	457,807
NCR Atleos Corp.
9.50%, 04/01/2029*	435,000	468,005
		1,189,033
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	220,000	230,666
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/2025	160,000	160,239
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	280,024
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	861,000	927,084
Bread Financial Holdings, Inc.
8.38%, 06/15/2035*	455,000	425,544
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	801,440
Encore Capital Group, Inc.
9.25%, 04/01/2029*	440,000	464,460
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	465,737
OneMain Finance Corp.
7.88%, 03/15/2030	455,000	470,033
Osaic Holdings, Inc.
10.75%, 08/01/2027*	915,000	916,772
PRA Group, Inc.
8.88%, 01/31/2030*	450,000	463,446
Rfna LP
7.88%, 02/15/2030*	320,000	314,781
Visa, Inc.
4.15%, 12/14/2035	90,000	85,621
		5,775,181
Security Description	Shares or Principal Amount	Value

Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	$ 460,000	$ 308,297
Ameren Corp.
5.70%, 12/01/2026	555,000	564,684
CMS Energy Corp.
3.00%, 05/15/2026	195,000	191,626
DTE Energy Co.
5.10%, 03/01/2029	780,000	791,029
Duke Energy Corp.
2.65%, 09/01/2026	45,000	43,957
Edison International
8.13%, 06/15/2053	300,000	285,643
Exelon Corp.
3.40%, 04/15/2026	245,000	242,294
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	221,784
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	534,345
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	305,383
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	210,656
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	424,000	464,512
Ohio Power Co.
6.60%, 03/01/2033	255,000	276,530
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	419,075
Southern California Edison Co.
5.15%, 06/01/2029	605,000	612,241
Southern Co.
5.70%, 03/15/2034	725,000	749,559
Talen Energy Supply LLC
8.63%, 06/01/2030*	420,000	448,545
Vistra Corp.
8.00%, 10/15/2026*(3)	458,000	468,103
		7,138,263
Electronics — 0.0%
Amphenol Corp.
4.75%, 03/30/2026	75,000	75,174
5.05%, 04/05/2029	270,000	277,423
		352,597
Entertainment — 0.1%
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	909,000	921,482
Food — 0.1%
Kroger Co.
5.00%, 09/15/2034	175,000	171,521
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	913,801
Sigma Holdco BV
7.88%, 05/15/2026*	512,000	506,908
		1,592,230
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	238,856
Boston Gas Co.
5.84%, 01/10/2035*	70,000	72,086
NiSource, Inc.
3.49%, 05/15/2027	620,000	609,151

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
3.95%, 03/30/2048	$ 425,000	$ 321,486
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	417,832
		1,659,411
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	990,388
Medtronic, Inc.
4.63%, 03/15/2045	22,000	19,506
Revvity, Inc.
1.90%, 09/15/2028	595,000	545,942
Solventum Corp.
5.40%, 03/01/2029	500,000	509,946
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	295,871
		2,361,653
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	186,886
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	78,660
Centra Health, Inc.
4.70%, 01/01/2048	900,000	724,146
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032*	455,000	469,791
CommonSpirit Health
2.78%, 10/01/2030	240,000	216,442
HCA, Inc.
4.13%, 06/15/2029	575,000	559,353
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	312,610
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	848,000	893,531
Humana, Inc.
5.95%, 03/15/2034	345,000	353,948
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	204,819
IQVIA, Inc.
6.25%, 02/01/2029	220,000	228,598
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	213,297
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	379,042
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,033,031
Stanford Health Care
3.80%, 11/15/2048	420,000	318,237
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	543,059
4.70%, 04/15/2029	475,000	482,519
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	593,359
		7,791,328
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	450,000	454,412
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	421,750
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	$ 455,000	$ 461,778
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,891
4.75%, 05/15/2045	350,000	301,535
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	460,000	448,955
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	100,000	101,238
Athene Global Funding
4.86%, 08/27/2026*	820,000	823,246
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	63,638
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,180,284
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	243,487
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	438,648
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	865,735
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	374,762
3.70%, 05/15/2029	320,000	309,977
RGA Global Funding
5.45%, 05/24/2029*	485,000	500,013
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	802,851
Willis North America, Inc.
4.50%, 09/15/2028	430,000	429,689
		7,802,477
Internet — 0.1%
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	656,735
Leisure Time — 0.0%
Sabre GLBL, Inc.
10.75%, 11/15/2029*	595,000	566,737
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	863,185
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,014,705
Machinery-Diversified — 0.1%
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	414,251
4.50%, 01/08/2027	805,000	811,859
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	399,026
		1,625,136
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029*	460,000	464,121
7.38%, 03/01/2031*	450,000	463,478
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	201,938
6.15%, 11/10/2026	545,000	555,527

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Cox Communications, Inc.
2.95%, 10/01/2050*	$ 920,000	$ 519,866
CSC Holdings LLC
11.25%, 05/15/2028*	585,000	571,846
Directv Financing LLC
8.88%, 02/01/2030*	368,000	351,138
DISH Network Corp.
11.75%, 11/15/2027*	845,000	888,052
Gray Media, Inc.
10.50%, 07/15/2029*	219,000	224,800
Midcontinent Communications
8.00%, 08/15/2032*	462,000	471,008
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	320,000	316,755
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	472,296
		5,500,825
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	183,484
ERO Copper Corp.
6.50%, 02/15/2030*	485,000	467,556
First Quantum Minerals, Ltd.
8.63%, 06/01/2031*	419,000	424,679
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	585,260
		1,660,979
Oil & Gas — 0.7%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	460,000	461,860
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.25%, 12/31/2028*	450,000	454,624
Chord Energy Corp.
6.75%, 03/15/2033*	475,000	462,359
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	949,166
Encino Acquisition Partners Holdings LLC
8.75%, 05/01/2031*	440,000	448,007
Eni SpA
5.50%, 05/15/2034*	245,000	242,816
HF Sinclair Corp.
6.25%, 01/15/2035	515,000	494,804
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	375,000	375,358
Marathon Petroleum Corp.
5.15%, 03/01/2030	440,000	442,795
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	356,734
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	590,000	485,374
9.88%, 03/15/2030*	310,000	272,861
Permian Resources Operating LLC
7.00%, 01/15/2032*	455,000	458,044
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	229,638
5.10%, 03/29/2026	155,000	155,940
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	33,427
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Shell International Finance BV
3.25%, 05/11/2025	$ 250,000	$ 249,863
Sunoco LP
7.00%, 05/01/2029*	445,000	457,533
Valero Energy Corp.
5.15%, 02/15/2030	195,000	197,064
Vital Energy, Inc.
7.88%, 04/15/2032*	580,000	450,598
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	100,000
3.70%, 03/15/2028*	470,000	457,328
4.50%, 03/04/2029*	475,000	468,503
		8,704,696
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
8.63%, 04/30/2030*	466,000	461,902
Packaging & Containers — 0.1%
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	475,000	471,697
Trivium Packaging Finance BV
8.50%, 08/15/2027*	470,000	464,540
		936,237
Pharmaceuticals — 0.3%
1261229 BC, Ltd.
10.00%, 04/15/2032*	480,000	470,004
AbbVie, Inc.
2.95%, 11/21/2026	570,000	560,311
3.20%, 05/14/2026	100,000	98,897
4.50%, 05/14/2035	50,000	47,907
4.80%, 03/15/2029	380,000	387,537
Cardinal Health, Inc.
3.75%, 09/15/2025	305,000	304,125
CVS Health Corp.
5.05%, 03/25/2048	565,000	480,185
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029*	667,000	707,738
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030	815,000	775,619
		3,832,323
Pipelines — 0.6%
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	164,912
3.70%, 01/15/2039*	155,000	130,015
Enbridge, Inc.
4.25%, 12/01/2026	115,000	114,581
5.63%, 04/05/2034	230,000	232,677
8.25%, 01/15/2084	885,000	918,167
Energy Transfer LP
6.75%, 05/15/2025(3)	105,000	104,654
8.00%, 05/15/2054	442,000	458,770
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	870,866
Excelerate Energy LP
8.00%, 05/15/2030*	475,000	482,518
Harvest Midstream I LP
7.50%, 09/01/2028*	115,000	116,402
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	260,000	266,133
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	492,000	462,387

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc.
4.25%, 09/15/2046	$ 45,000	$ 33,168
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	605,681
4.50%, 05/15/2030	185,000	182,456
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055*	480,000	471,802
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029*	120,000	119,010
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	181,743
Targa Resources Corp.
5.50%, 02/15/2035	215,000	209,997
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	338,842
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,988
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	655,000	562,995
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	354,588
		7,397,352
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	540,736	479,571
CBRE Services, Inc.
5.50%, 04/01/2029	170,000	174,424
		653,995
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	45,000	44,671
American Tower Corp.
1.45%, 09/15/2026	910,000	872,670
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	440,000	456,992
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	276,247
4.13%, 06/15/2026	115,000	114,309
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	484,000	469,589
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	310,783
3.70%, 06/15/2026	150,000	148,313
4.45%, 02/15/2026	350,000	348,739
4.75%, 05/15/2047	145,000	121,796
Essex Portfolio LP
2.65%, 03/15/2032	220,000	188,129
3.38%, 04/15/2026	635,000	627,078
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	183,494
Kilroy Realty LP
4.38%, 10/01/2025	15,000	14,953
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	333,736
Realty Income Corp.
3.10%, 12/15/2029	540,000	505,744
3.95%, 08/15/2027	345,000	342,120
Security Description	Shares or Principal Amount	Value

REITS (continued)
Regency Centers LP
3.60%, 02/01/2027	$ 140,000	$ 138,358
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	874,806
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/2029*	255,000	233,282
10.50%, 02/15/2028*	326,000	346,142
Ventas Realty LP
3.25%, 10/15/2026	270,000	264,939
		7,216,890
Retail — 0.4%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	49,299
5.05%, 07/15/2026	1,050,000	1,056,777
Carvana Co.
12.00%, 12/01/2028*(4)	73,979	76,054
13.00%, 06/01/2030*(4)	129,727	137,361
14.00%, 06/01/2031*(5)	166,853	187,802
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	438,000	454,178
eG Global Finance PLC
12.00%, 11/30/2028*	595,000	654,401
FirstCash, Inc.
6.88%, 03/01/2032*	461,000	471,659
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	440,000	460,191
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	423,056
5.75%, 11/20/2026	160,000	163,060
Saks Global Enterprises LLC
11.00%, 12/15/2029*	600,000	363,922
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	213,435
		4,711,195
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	840,593
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.90%, 01/25/2033*	210,000	214,176
6.15%, 01/25/2032*	215,000	223,349
Intel Corp.
5.90%, 02/10/2063	375,000	338,511
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	275,057
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	111,938
		1,163,031
Software — 0.3%
Atlassian Corp.
5.25%, 05/15/2029	175,000	177,981
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	269,455
Cloud Software Group, Inc.
8.25%, 06/30/2032*	440,000	458,972
9.00%, 09/30/2029*	460,000	463,418
Fiserv, Inc.
5.45%, 03/15/2034	620,000	622,245

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Microsoft Corp.
2.92%, 03/17/2052	$ 150,000	$ 99,551
Oracle Corp.
5.38%, 07/15/2040	565,000	536,042
Roper Technologies, Inc.
3.80%, 12/15/2026	745,000	738,134
VMware LLC
1.40%, 08/15/2026	920,000	883,070
		4,248,868
Telecommunications — 0.3%
AT&T, Inc.
4.35%, 03/01/2029	345,000	344,449
EchoStar Corp.
10.75%, 11/30/2029	425,000	449,452
Iliad Holding SASU
7.00%, 04/15/2032*	420,000	425,725
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	243,891
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	749,879
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	707,330
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	340,000	348,065
		3,268,791
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	279,575
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	385,552
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	220,832
3.50%, 05/01/2050	365,000	255,770
4.70%, 05/01/2048	255,000	219,955
		1,361,684
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	368,032
Total Corporate Bonds & Notes (cost $137,165,460)		130,476,732
LOANS(6)(7)(8) — 0.3%
Apparel — 0.0%
Varsity Brands, Inc. FRS
7.82%, (TSFR3M +3.50%), 08/26/2031	495,000	485,719
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. FRS
1.13%, (TSFR1M +7.00%), 01/04/2029	493,566	484,003
Oil & Gas — 0.1%
Waterbridge Midstream Operating LLC FRS
9.05%, (TSFR3M+4.75%), 06/27/2029	511,900	485,921
Pharmaceuticals — 0.0%
Endo Finance Holdings, Inc. FRS
8.32%, (TSFR1M+4.00%), 04/23/2031	486,975	471,453
Retail — 0.0%
Victra Holdings LLC FRS
8.55%, (TSFR3M +4.25%), 03/31/2029	489,168	475,104
Security Description	Shares or Principal Amount	Value

Semiconductors — 0.0%
Instructure Holdings, Inc. FRS
9.32%, (TSFR3M+5.00%), 11/12/2032	$ 490,000	$ 482,344
Software — 0.1%
Sophia, L.P. FRS
9.07%, (SOFR+4.75%), 11/22/2032	500,000	499,687
Telecommunications — 0.1%
Level 3 Financing, Inc. FRS
8.57% , (SOFR +4.25%), 03/27/2032	480,000	478,350
Lumen Technologies, Inc. FRS
6.79% , (TSFR1M +2.35%), 04/15/2029	264,188	251,970
		730,320
Total Loans (cost $4,195,763)		4,114,551
ASSET BACKED SECURITIES — 0.9%
Auto Loan Receivables — 0.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B 5.12%, 09/15/2032*	201,359	202,357
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 5.45%, (SOFR30A+1.10%), 12/26/2031*	149,051	149,285
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,840
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	148,100
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	505,467
Series 2024-P4, Class A3 4.64%, 01/10/2030	155,000	155,871
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	267,904
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	187,294
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	130,000	130,322
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	191,732
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	511,505
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	293,559	292,957
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A 5.59%, 04/25/2029*	210,000	211,742
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	45,370	45,459
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3 4.74%, 01/16/2029	315,000	316,206

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	$ 260,000	$ 263,169
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	61,437
		3,701,647
Other Asset Backed Securities — 0.7%
Auxilior Term Funding LLC
Series 2024-1A, Class A2 5.84%, 03/15/2027*	74,703	75,170
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	729,999
Dell Equipment Finance Trust
Series 2024-2, Class A3 4.59%, 08/22/2030*	120,000	120,562
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	110,975	114,524
Series 2023-A, Class B 6.53%, 02/25/2038*	86,513	88,853
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 5.78%, (TSFR3M+1.50%), 01/17/2037*	375,000	374,991
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.62%, (TSFR3M+1.35%), 01/20/2038*	250,000	248,495
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	338,172	349,073
Highbridge Loan Management, Ltd. FRS
Series 5A-2015, Class A1R3 5.32%, (TSFR3M+1.06%), 10/15/2030*	249,937	249,678
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R 5.63%, (TSFR3M+1.37%), 07/15/2035*	345,000	344,199
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 6.01%, (TSFR3M+1.75%), 01/15/2036*	330,000	330,688
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	40,007	39,259
Series 2023-2A, Class A 6.18%, 11/20/2040*	85,599	88,693
Series 2023-2A, Class B 6.33%, 11/20/2040*	68,231	70,304
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	148,864	146,311
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	414,373	386,607
NMEF Funding LLC
Series 2025-A, Class A2 4.72%, 07/15/2032*	110,000	110,071
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.61%, (TSFR3M+1.34%), 11/26/2037*	335,000	334,163
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	223,687	225,784
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2024-1A, Class A2 5.68%, 05/20/2030*	$ 138,562	$ 139,789
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.51%, (TSFR3M+1.25%), 02/15/2038*	490,000	487,561
PEAC Solutions Receivables LLC
Series 2025-1A, Class A2 4.94%, 10/20/2028*	540,000	540,797
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	460,000	461,847
Series 2024-1A, Class A2 5.59%, 11/15/2029*	77,562	77,907
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	241,006
SCF Equipment Trust LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	290,000	290,454
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	284,898
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	476,000	487,764
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	460,260	420,074
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 5.83%, (TSFR3M+1.55%), 04/25/2037*	680,000	679,659
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	388,921	349,628
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	89,609	91,125
Series 2023-1A, Class A2 6.24%, 01/13/2031*	71,383	72,572
		9,052,505
Total Asset Backed Securities (cost $12,790,946)		12,754,152
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Commercial and Residential — 0.8%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	220,113	187,569
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	216,560	187,279
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	70,721	60,388
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	69,754	63,284
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(9)	40,000	41,917
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	228,874	206,487
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	41,980

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 5.66%, (TSFR1M+1.34%), 02/15/2039*	$ 958,355	$ 952,633
BX Commercial Mtg. Trust FRS
Series 2024-MDHS, Class A 5.96%, (TSFR1M+1.64%), 05/15/2041*	302,731	302,542
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	583,018
BX Trust FRS
Series 2025-ROIC, Class A 5.47%, (TSFR1M+1.14%), 03/15/2030*	890,000	872,631
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	245,970
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	49,676
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	236,719	204,056
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	14,141	13,723
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	443,723	428,032
COMM Mtg. Trust
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	342,882
Series 2015-CR24, Class A5 3.70%, 08/10/2048	234,893	234,034
Series 2015-PC1, Class A5 3.90%, 07/10/2050	21,583	21,553
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	240,505
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	134,642	111,351
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	151,387	141,695
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	33,836	32,096
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	15,576	14,203
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	15,223	15,185
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(9)	166,694	141,794
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.65%, 01/13/2040*(9)	155,000	159,284
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	212,472
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 5.27%, (TSFR1M+0.94%), 08/25/2050*	35,713	33,708
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	$ 219,532	$ 190,648
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	70,141	63,185
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	59,522	53,481
MARQ Trust FRS
Series 2024-HOU, Class A 5.91%, (TSFR1M+1.59%), 06/15/2039*	100,000	98,906
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 5.54%, (TSFR1M+1.21%), 04/15/2038*	836,000	833,910
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	405,886
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	467,281	394,269
NYMT Loan Trust
Series 2025-INV1, Class A1 5.40%, 04/25/2060*(10)	99,586	99,948
OBX Trust FRS
Series 2020-EXP1, Class 2A2 5.39%, (TSFR1M+1.06%), 02/25/2060*	20,049	19,800
Series 2019-EXP3, Class 2A2 5.54%, (TSFR1M+1.21%), 10/25/2059*	9,917	9,944
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	127,257	111,545
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	35,652	32,364
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	110,035	98,407
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	479,836	430,170
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(10)	95,439	96,159
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	34,995	32,761
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	917	912
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	55,856	52,505
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	87,387	86,393
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	166,040	161,607
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	16,927	16,679
Verus Securitization Trust
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(10)	91,601	91,641
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(10)	397,353	400,744

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	$ 99,733	$ 88,287
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(9)	255,000	256,144
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	118,131	80,361
		10,348,603
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A1 2.95%, 02/25/2027	97,144	95,876
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,905,366
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,998,065
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,394,489
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,153,293
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 4.96%, (SOFR30A+0.61%), 10/15/2046	20,111	19,715
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 5.20%, (SOFR30A+0.85%), 11/25/2041*	181,011	180,451
Series 2025-HQA1, Class A1 5.30%, (SOFR30A+0.95%), 02/25/2045*	128,687	128,005
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	15,417	14,409
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	248,028
		8,137,697
Total Collateralized Mortgage Obligations (cost $19,002,901)		18,486,300
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.8%
U.S. Government — 9.2%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	625,781
1.38%, 08/15/2050	1,280,000	638,350
1.88%, 02/15/2051	2,575,000	1,462,721
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,767,621
2.25%, 02/15/2052	1,580,000	976,884
2.38%, 05/15/2051	350,000	224,383
2.50%, 02/15/2046	1,545,000	1,081,621
2.88%, 11/15/2046	1,875,000	1,394,751
3.00%, 11/15/2045 to 08/15/2048	8,165,000	6,155,707
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,925,020
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,744,993
3.88%, 02/15/2043	550,000	497,793
4.00%, 11/15/2052	1,445,000	1,281,704
4.25%, 08/15/2054	1,170,000	1,084,627
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.50%, 05/15/2038 to 11/15/2054	$ 4,640,000	$ 4,697,600
4.63%, 11/15/2044	525,000	519,750
4.75%, 02/15/2037 to 11/15/2053	1,940,000	1,956,778
United States Treasury Bonds TIPS
0.75%, 02/15/2042 to 02/15/2045(11)	640,506	492,090
1.38%, 02/15/2044(11)	219,024	185,156
1.50%, 02/15/2053(11)	6,869	5,490
2.13%, 02/15/2054(11)	394,917	363,985
2.38%, 02/15/2055(11)	5,056	4,922
2.50%, 01/15/2029(11)	148,596	155,572
3.88%, 04/15/2029(11)	485,170	534,093
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,046,028
0.75%, 01/31/2028	1,635,000	1,514,419
1.25%, 08/15/2031	1,535,000	1,311,106
1.88%, 02/28/2027 to 02/15/2032	2,200,000	2,084,978
2.88%, 05/15/2032	1,920,000	1,794,075
3.63%, 05/31/2028 to 08/31/2029	7,810,000	7,813,333
3.88%, 03/31/2027 to 08/15/2034	4,645,000	4,595,133
4.00%, 02/29/2028 to 06/30/2028(12)	13,110,000	13,260,368
4.00%, 02/28/2030 to 02/15/2034	15,165,000	15,310,824
4.13%, 10/31/2027 to 11/30/2029	4,350,000	4,419,142
4.25%, 02/28/2029 to 11/15/2034	8,175,000	8,313,696
4.50%, 03/31/2026 to 11/15/2033	5,085,000	5,158,925
4.50%, 05/31/2029(12)	8,305,000	8,564,207
4.63%, 02/15/2035	2,075,000	2,152,812
United States Treasury Notes TIPS
0.13%, 04/15/2026 to 01/15/2030(11)	1,524,292	1,502,275
0.25%, 07/15/2029(11)	187,086	179,984
0.50%, 01/15/2028(11)	168,141	166,011
0.63%, 01/15/2026 to 07/15/2032(11)	256,097	255,819
0.75%, 07/15/2028(11)	165,226	164,023
0.88%, 01/15/2029(11)	171,077	169,048
1.13%, 01/15/2033(11)	21,421	20,411
1.25%, 04/15/2028(11)	1,015,767	1,020,457
1.38%, 07/15/2033(11)	157,570	152,681
1.63%, 10/15/2027 to 04/15/2030(11)	3,949,307	4,014,823
1.75%, 01/15/2034(11)	928,072	919,022
1.88%, 07/15/2034(11)	76,256	76,337
2.13%, 04/15/2029 to 01/15/2035(11)	428,576	441,224
2.38%, 10/15/2028(11)	684,852	715,596
		122,914,149
U.S. Government Agency — 6.6%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	6,094,030	4,938,735
2.50%, 03/01/2042 to 05/01/2052	4,456,583	3,764,241
3.00%, 11/01/2034 to 09/01/2052	1,771,093	1,560,338
3.50%, 06/01/2033 to 03/01/2046	101,534	95,746
4.00%, 09/01/2045 to 04/01/2050	874,813	824,184
5.00%, 12/01/2041 to 07/01/2054	723,775	712,363
5.50%, 08/01/2053 to 10/01/2054	2,951,270	2,962,910
6.00%, 08/01/2054 to 12/01/2054	1,624,695	1,649,356
6.50%, 01/01/2054 to 01/01/2055	825,358	852,261
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,175,860	1,884,841
2.00%, 09/01/2036 to 03/01/2052	16,082,230	13,194,413
2.50%, 11/01/2031 to 04/01/2052	10,392,594	8,860,689
3.00%, 01/01/2031 to 07/01/2050	5,427,924	4,956,853
3.50%, 11/01/2032 to 01/01/2052	5,551,084	5,151,447
4.00%, 12/01/2040 to 09/01/2052	3,342,501	3,162,501
4.50%, 07/01/2040 to 07/01/2053	3,092,132	2,998,562
5.00%, 10/01/2033 to 07/01/2053	1,713,412	1,701,843

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, 10/01/2035 to 10/01/2054	$ 2,363,846	$ 2,399,070
6.00%, 09/01/2037 to 08/01/2054	3,112,856	3,183,490
6.50%, 11/01/2053 to 01/01/2055	1,805,998	1,867,082
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	221,670	197,364
2.00%, 01/20/2051 to 01/20/2052	3,761,874	3,069,620
2.50%, 08/20/2050 to 12/20/2051	4,030,517	3,436,232
3.00%, 11/15/2042 to 06/20/2052	2,881,594	2,555,485
3.50%, 08/20/2042 to 01/20/2049	1,816,866	1,676,344
4.00%, 09/20/2045 to 10/20/2052	1,395,438	1,310,664
4.50%, 04/20/2041 to 04/20/2053	1,437,798	1,389,207
5.00%, 08/20/2042 to 08/20/2052	991,571	986,327
5.00%, May 30 TBA	465,000	456,094
5.50%, 03/20/2048 to 03/20/2049	233,606	237,814
5.50%, May 30 TBA	1,935,000	1,933,964
6.00%, 09/20/2052 to 11/20/2052	427,314	435,535
6.00%, May 30 TBA	280,000	283,183
Uniform Mtg. Backed Securities
4.50%, May 30 TBA	500,000	478,125
5.00%, May 15 TBA	385,000	387,050
5.00%, May 30 TBA	2,050,000	2,006,573
6.00%, May 30 TBA	480,000	486,917
		88,047,423
Total U.S. Government & Agency Obligations (cost $228,627,970)		210,961,572
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	547,667
4.50%, 01/24/2034	420,000	418,621
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	802,215
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	817,659
		2,586,162
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	782,110
Republic of Peru
5.38%, 02/08/2035	190,000	187,066
Republic of Poland
3.25%, 04/06/2026	110,000	108,875
State of Qatar
3.75%, 04/16/2030*	200,000	195,764
United Mexican States
2.66%, 05/24/2031	639,000	542,772
3.50%, 02/12/2034	775,000	633,150
		2,449,737
Total Foreign Government Obligations (cost $5,513,101)		5,035,899
MUNICIPAL SECURITIES — 0.6%
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	337,505
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	802,556
Security Description	Shares or Principal Amount	Value

Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	$ 295,000	$ 321,170
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	647,764
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	266,837
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	387,117
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,016,000	1,107,190
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	158,825
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	331,082
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	646,983
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	258,513
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	348,560
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	850,000	785,374
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	926,018
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	651,414
Total Municipal Securities (cost $9,241,247)		7,976,908
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International) (cost $4,836,383)	934	5,355,864
WARRANTS — 0.0%
Mining — 0.0%
Ivanhoe Electric, Inc. Expires 02/11/2026† (cost $45)	4,543	0
Total Long-Term Investment Securities (cost $1,055,050,752)		1,190,976,342

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.5%
Unaffiliated Investment Companies — 11.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(13) (cost $153,572,889)	153,572,889	$ 153,572,889
TOTAL INVESTMENTS (cost $1,208,623,641)	100.6%	1,344,549,231
Other assets less liabilities	(0.6)	(8,207,683)
NET ASSETS	100.0%	$1,336,341,548
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At April 30, 2025, the aggregate value of these securities was $82,086,405 representing 6.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	166,664	1,388.87	0.0
Farmer's Business Network, Inc.	11/03/2017	562	10,377	1,967	3.50	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	55,729	24.23	0.0
Polyus PJSC
	03/27/2020	790	11,067
	04/03/2020	680	9,043
	06/09/2021	350	7,330
	06/10/2021	480	9,989
	06/11/2021	430	9,073
	06/22/2021	1,550	31,068
		4,280	77,570	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	$10,229
	12/17/2021	2	3,408
		8	13,637	$11,111	$1,388.87	0.0%
Databricks, Inc. Series G	02/01/2021	1,206	71,302	111,555	92.50	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	241,702	92.50	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	3	3.50	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	77,924	24.23	0.0
KoBold Metals Co. Series B-1	01/10/2022	3,900	106,903	331,316	84.95	0.1
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	38,600	9.29	0.0
				$1,036,571		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2025.
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The rate shown is the 7-day yield as of April 30, 2025.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 43	0.624%	7,400,000	USD	7,400,000	1.000%	Quarterly	Dec 2029	$160,459	$(42,354)	$118,105
USD—United States Dollar
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
849	Long	S&P 500 E-Mini Index	June 2025	$237,046,601	$237,168,151	$121,550
144	Short	U.S. Treasury Long Bonds	June 2025	16,897,134	16,794,000	103,134
54	Short	U.S. Treasury Ultra Bonds	June 2025	6,650,360	6,535,687	114,673
						$339,357
						Unrealized (Depreciation)
162	Long	MSCI EAFE Index	June 2025	$20,294,307	$20,207,070	$ (87,237)
343	Short	U.S. Treasury 10 Year Notes	June 2025	37,694,677	38,491,031	(796,354)
112	Short	U.S. Treasury 2 Year Notes	June 2025	23,189,536	23,312,625	(123,089)
20	Short	U.S. Treasury 5 Year Notes	June 2025	2,171,061	2,183,906	(12,845)
3	Short	U.S. Treasury Ultra 10 Year Notes	June 2025	340,903	344,203	(3,300)
						$(1,022,825)
		Net Unrealized Appreciation (Depreciation)				$(683,468)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$2,363,857	$—	$1,967	$2,365,824
Commercial Services	12,479,316	—	55,729	12,535,045
Computer Graphics	—	—	166,664	166,664
Mining	20,678,672	—	0	20,678,672
Other Industries	758,789,988	—	—	758,789,988
Preferred Stocks	—	465,960	—	465,960
Convertible Preferred Stocks	—	—	812,211	812,211
Corporate Bonds & Notes	—	130,476,732	—	130,476,732
Loans	—	4,114,551	—	4,114,551
Asset Backed Securities	—	12,754,152	—	12,754,152
Collateralized Mortgage Obligations	—	18,486,300	—	18,486,300
U.S. Government & Agency Obligations	—	210,961,572	—	210,961,572
Foreign Government Obligations	—	5,035,899	—	5,035,899
Municipal Securities	—	7,976,908	—	7,976,908
Purchased Options	—	5,355,864	—	5,355,864
Warrants	0	—	—	0
Short-Term Investments	153,572,889	—	—	153,572,889
Total Investments at Value	$947,884,722	$395,627,938	$1,036,571	$1,344,549,231
Other Financial Instruments:†
Futures Contracts	$339,357	$—	$—	$339,357
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$42,354	$—	$42,354
Futures Contracts	1,022,825	—	—	1,022,825
Total Other Financial Instruments	$1,022,825	$42,354	$—	$1,065,179
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.7%
Domestic Equity Investment Companies — 49.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	7,367,843	$ 137,262,910
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,054,682	133,727,265
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	12,758,701	149,659,562
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,626,963	66,489,453
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	7,050,490	110,410,671
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,531,940	45,636,635
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,801,493	277,718,354
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	833,520	9,843,868
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	4,186,906	52,545,670
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,379,026	212,977,621
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,297,185	64,758,574
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	6,655,438	142,492,928
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,944,905	138,671,946
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	14,120,615	88,959,877
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,276,555	138,400,069
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,044,173	163,532,104
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	6,571,903	141,690,236
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	5,177,848	93,460,153
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	13,277,405	359,419,357
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	24,479,971	917,019,703
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	16,024,190	290,037,838
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	18,577,371	283,304,912
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	5,762,437	117,668,970
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,873,491	54,732,425
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,547,863	41,332,610
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	3,650,968	148,776,955
Total Domestic Equity Investment Companies (cost $4,048,247,614)		4,380,530,666
Domestic Fixed Income Investment Companies — 24.2%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	15,436,874	136,153,227
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	44,777,177	454,040,574
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	20,319,801	237,741,666
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,778,205	$ 103,470,770
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	9,929,773	101,283,681
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	73,120,854	603,978,257
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	5,204,473	56,884,892
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,164,029	47,469,672
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	31,097,623	411,421,557
Total Domestic Fixed Income Investment Companies (cost $2,318,292,266)		2,152,444,296
International Equity Investment Companies — 9.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	13,977,643	130,131,855
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,601,522	23,766,588
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	6,463,126	125,837,059
SunAmerica Series Trust SA International Index Portfolio, Class 1	8,229,367	118,009,124
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,264,596	27,259,380
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,799,008	142,575,201
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	11,317,683	119,288,376
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,781,496	41,527,734
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	5,175,417	67,073,404
Total International Equity Investment Companies (cost $704,281,453)		795,468,721
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $20,210,267)	1,977,791	18,551,676
Total Affiliated Investment Companies (cost $7,091,031,600)		7,346,995,359
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.8%
U.S. Government — 13.8%
United States Treasury Notes
2.75%, 08/15/2032	$ 31,245,400	28,854,395
3.38%, 05/15/2033	109,274,400	104,348,515
3.50%, 02/15/2033	112,551,000	108,739,214
3.88%, 08/15/2033(2)	222,706,200	219,887,575
3.88%, 08/15/2034	90,268,000	88,420,327
4.00%, 02/15/2034	238,430,400	236,604,917
4.13%, 11/15/2032(2)	64,183,600	64,815,407
4.25%, 11/15/2034	15,907,900	16,029,695
4.38%, 05/15/2034	228,129,400	232,495,938
4.50%, 11/15/2033	91,663,800	94,478,165
4.63%, 02/15/2035	27,572,600	28,606,572
Total U.S. Government & Agency Obligations (cost $1,217,575,558)		1,223,280,720

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $4,700.00; Counterparty: Citibank, N.A.)	210,000	$ 15,709,562
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $4,950.00; Counterparty: JPMorgan Chase Bank, N.A.)	75,000	8,130,656
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $4,600.00; Counterparty: Goldman Sachs International)	25,000	1,942,900
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $4,600.00; Counterparty: UBS AG)	125,000	9,714,502
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $4,700.00; Counterparty: Goldman Sachs International)	420,000	44,095,712
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $4,700.00; Counterparty: JPMorgan Chase Bank, N.A.)	40,000	4,199,592
Total Purchased Options (cost $81,733,168)		83,792,924
Total Long-Term Investment Securities (cost $8,390,340,326)		8,654,069,003
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Unaffiliated Investment Companies — 2.8%
AllianceBernstein Government STIF Portfolio, Class AB 4.38%(3) (cost $252,502,974)	252,502,975	$ 252,502,975
TOTAL INVESTMENTS (cost $8,642,843,300)	100.2%	8,906,571,978
Other assets less liabilities	(0.2)	(21,733,135)
NET ASSETS	100.0%	$8,884,838,843
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2025.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,800	Long	S&P 500 E-Mini Index	June 2025	$497,949,223	$502,830,000	$4,880,777
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,346,995,359	$—	$—	$7,346,995,359
U.S. Government & Agency Obligations	—	1,223,280,720	—	1,223,280,720
Purchased Options	—	83,792,924	—	83,792,924
Short-Term Investments	252,502,975	—	—	252,502,975
Total Investments at Value	$7,599,498,334	$1,307,073,644	$—	$8,906,571,978
Other Financial Instruments:†
Futures Contracts	$4,880,777	$—	$—	$4,880,777
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.9%
Domestic Equity Investment Companies — 56.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,065,804	$ 94,375,935
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	5,308,964	70,609,222
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	9,100,552	106,749,472
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	3,531,744	50,751,166
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,440,882	38,224,211
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,960,819	49,955,442
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,057,512	119,006,492
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,668,630	66,946,518
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,211,904	27,759,400
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	7,257,393	148,921,706
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,638,868	24,697,738
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,135,093	88,532,345
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,664,328	122,447,038
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	3,209,779	20,221,610
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,709,888	89,582,077
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	4,290,066	139,083,924
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	9,117,809	196,579,958
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,383,642	43,024,732
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,843,097	158,172,636
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	11,672,182	437,239,921
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,462,217	207,466,136
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	9,359,026	142,725,149
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,964,695	142,219,069
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,593,658	36,648,391
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,652,129	19,247,305
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	974,556	39,713,146
Total Domestic Equity Investment Companies (cost $2,642,436,956)		2,680,900,739
Domestic Fixed Income Investment Companies — 15.5%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	5,462,667	48,180,724
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	12,851,949	130,318,759
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,961,850	93,153,639
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,226,972	$ 40,578,933
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,760,636	38,358,491
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	26,104,494	215,623,123
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,643,532	17,963,802
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,372,119	22,647,573
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	9,861,764	130,471,140
Total Domestic Fixed Income Investment Companies (cost $794,397,965)		737,296,184
International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	6,376,000	59,360,555
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,051,202	15,599,841
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	3,454,841	67,265,761
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,267,046	75,529,440
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,406,042	11,740,450
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	3,397,793	71,251,715
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	4,251,775	44,813,709
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,186,230	47,570,420
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	6,028,582	78,130,424
Total International Equity Investment Companies (cost $436,422,612)		471,262,315
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $13,768,822)	1,337,099	12,541,988
Total Affiliated Investment Companies (cost $3,887,026,355)		3,902,001,226
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.6%
U.S. Government — 14.6%
United States Treasury Notes
2.75%, 08/15/2032	$ 39,333,600	36,323,658
3.38%, 05/15/2033	69,383,000	66,255,345
3.50%, 02/15/2033	52,117,800	50,352,717
3.88%, 08/15/2033(2)	142,746,100	140,939,470
3.88%, 08/15/2034	77,784,600	76,192,446
4.00%, 02/15/2034	72,965,600	72,406,957
4.13%, 11/15/2032(2)	48,163,600	48,637,710
4.25%, 11/15/2034	10,760,800	10,843,187
4.38%, 05/15/2034	86,621,700	88,279,693
4.50%, 11/15/2033	56,417,500	58,149,693
4.63%, 02/15/2035	45,101,700	46,793,014
Total U.S. Government & Agency Obligations (cost $691,497,492)		695,173,890

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 1.0%
Purchased Options - Puts — 1.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $4,700.00; Counterparty: Citibank, N.A.)	140,000	$ 10,473,042
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $4,950.00; Counterparty: JPMorgan Chase Bank, N.A.)	50,000	5,420,437
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $4,600.00; Counterparty: Goldman Sachs International)	15,000	1,165,740
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/17/2025; Strike Price: $4,600.00; Counterparty: UBS AG)	60,000	4,662,960
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $4,700.00; Counterparty: Goldman Sachs International)	200,000	20,997,958
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/21/2025; Strike Price: $4,700.00; Counterparty: JPMorgan Chase Bank, N.A.)	20,000	2,099,796
Total Purchased Options (cost $43,505,450)		44,819,933
Total Long-Term Investment Securities (cost $4,622,029,297)		4,641,995,049
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Unaffiliated Investment Companies — 2.8%
AllianceBernstein Government STIF Portfolio, Class AB 4.38%(3) (cost $133,969,416)	133,969,416	$ 133,969,416
TOTAL INVESTMENTS (cost $4,755,998,713)	100.3%	4,775,964,465
Other assets less liabilities	(0.3)	(13,614,616)
NET ASSETS	100.0%	$4,762,349,849
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2025.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
500	Short	S&P 500 E-Mini Index	June 2025	$137,750,121	$139,675,000	$(1,924,879)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$3,902,001,226	$—	$—	$3,902,001,226
U.S. Government & Agency Obligations	—	695,173,890	—	695,173,890
Purchased Options	—	44,819,933	—	44,819,933
Short-Term Investments	133,969,416	—	—	133,969,416
Total Investments at Value	$4,035,970,642	$739,993,823	$—	$4,775,964,465
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,924,879	$—	$—	$1,924,879
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.6%
Domestic Equity Investment Companies — 47.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,258,206	$196,972,386
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,314,752	32,707,444
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,554,537	18,110,361
Total Domestic Equity Investment Companies (cost $201,375,482)		247,790,191
Domestic Fixed Income Investment Companies — 23.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,473,732	62,147,822
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,187,600	63,113,521
Total Domestic Fixed Income Investment Companies (cost $131,293,388)		125,261,343
International Equity Investment Companies — 10.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $45,320,971)	3,891,775	55,808,057
Total Affiliated Investment Companies (cost $377,989,841)		428,859,591
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.1%
U.S. Government — 2.1%
United States Treasury Notes
4.63%, 09/15/2026(2) (cost $10,886,372)	$10,800,000	10,925,297
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International) (cost $1,232,397)	238	1,364,770
Total Long-Term Investment Securities (cost $390,108,610)		441,149,658
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.5%
Unaffiliated Investment Companies — 15.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(3)	82,503,463	$ 82,503,463
T. Rowe Price Treasury Reserve Fund 4.38%(3)	1,199	1,199
		82,504,662
U.S. Government — 0.8%
United States Treasury Bills
4.14%, 07/10/2025(2)	$ 1,640,000	1,626,622
4.18%, 07/10/2025(2)	190,000	188,450
4.21%, 07/10/2025(2)	2,240,000	2,221,728
		4,036,800
Total Short-Term Investments (cost $86,541,589)		86,541,462
TOTAL INVESTMENTS (cost $476,650,199)	100.5%	527,691,120
Other assets less liabilities	(0.5)	(2,457,916)
NET ASSETS	100.0%	$525,233,204
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2025.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
147	Long	S&P 500 E-Mini Index	June 2025	$39,807,585	$41,064,450	$1,256,865
133	Long	U.S. Treasury 10 Year Notes	June 2025	14,919,048	14,925,093	6,045
105	Long	U.S. Treasury 2 Year Notes	June 2025	21,841,790	21,855,586	13,796
127	Long	U.S. Treasury 5 Year Notes	June 2025	13,854,094	13,867,804	13,710
						$1,290,416
						Unrealized (Depreciation)
20	Long	E-Mini Russell 2000 Index	June 2025	$2,085,798	$1,969,800	$ (115,998)
39	Long	MSCI EAFE Index	June 2025	4,885,666	4,864,665	(21,001)
10	Long	S&P Mid Cap 400 E-Mini Index	June 2025	2,951,019	2,857,800	(93,219)
40	Long	U.S. Treasury Long Bonds	June 2025	4,680,057	4,665,000	(15,057)
19	Long	U.S. Treasury Ultra Bonds	June 2025	2,312,683	2,299,594	(13,089)
						$(258,364)
		Net Unrealized Appreciation (Depreciation)				$1,032,052
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$428,859,591	$—	$—	$428,859,591
U.S. Government & Agency Obligations	—	10,925,297	—	10,925,297
Purchased Options	—	1,364,770	—	1,364,770
Short-Term Investments:
U.S. Government	—	4,036,800	—	4,036,800
Other Short-Term Investments	82,504,662	—	—	82,504,662
Total Investments at Value	$511,364,253	$16,326,867	$—	$527,691,120
Other Financial Instruments:†
Futures Contracts	$1,290,416	$—	$—	$1,290,416
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$258,364	$—	$—	$258,364
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”).
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Portfolios may enter into credit default, currency, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Currency Swap Agreements:  Currency swap agreements are typically entered into to manage exposure to foreign currency exchange rate risk, interest rate risk, and/or to obtain exposure to non-U.S. currencies. Currency swaps involve an initial exchange of notional principal amounts in two different currencies, periodic payments of interest denominated in the respective currencies, and a final re-exchange of the notional principal amounts at maturity.
    The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payment made or received. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on negotiated rate structure in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some Currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
    Currency swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended April 30, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts
SA Emerging Markets Equity Index	5	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-
SA International Index	5	-	-	-	-	-
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-
SA PIMCO Global Bond Opportunities	2,5, 6, 7	1, 6, 7	2,5, 6, 7	2,5, 6, 7	3, 5, 6	1, 6, 7
SA PIMCO RAE International Value	-	7	-	-	-	-
SA Putnam International Value	-	7	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-
SA Small Cap Index	5	-	-	-	-	-
SA T. Rowe Price Allocation Moderately Aggressive	2	-	-	-	3	-
SA T. Rowe Price VCP Balanced	2, 5, 6	-	5, 6	-	3	-
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 3 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated securities for the period ended April 30, 2025 are shown in the tables below.  Additionally, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of the following company.
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$152,584	$—	$12,123,743	$—	$1,919,839	$(309,351)	$290,911	$10,185,464
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,955,303	$28,818	$124,236	$(2,159)	$69,764	$2,927,490
SA Fixed Income Index Portfolio, Class 1	—	—	19,168,981	192,119	828,238	(141,945)	606,682	18,997,599
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,839,395	192,119	828,237	(73,027)	543,260	19,673,510
SA International Index Portfolio, Class 1	—	—	23,539,472	2,070,542	993,883	403,333	1,180,761	26,200,225
SA Large Cap Index Portfolio, Class 1	—	—	29,797,575	247,353	3,006,355	1,279,137	(3,452,688)	24,865,022
SA Mid Cap Index Portfolio, Class 1	—	—	5,815,552	150,431	217,412	70,226	(757,936)	5,060,861
SA Small Cap Index Portfolio, Class 1	—	—	2,074,699	19,212	82,824	(21,635)	(263,956)	1,725,496
	$—	$—	$103,190,977	$2,900,594	$6,081,185	$1,513,930	$(2,074,113)	$99,450,203

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$5,011,048	$42,826	$175,304	$36,791	$78,679	$4,994,040
SA Fixed Income Index Portfolio, Class 1	—	—	11,750,143	107,065	438,259	(72,377)	357,604	11,704,176
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,555,198	107,065	438,259	(34,185)	332,645	12,522,464
SA International Index Portfolio, Class 1	—	—	28,115,826	2,691,967	990,466	150,698	1,762,881	31,730,906
SA Large Cap Index Portfolio, Class 1	—	—	36,739,955	268,947	3,350,907	1,191,737	(3,883,103)	30,966,629
SA Mid Cap Index Portfolio, Class 1	—	—	7,094,915	154,389	422,635	155,560	(992,004)	5,990,225
SA Small Cap Index Portfolio, Class 1	—	—	4,220,130	34,261	240,243	4,770	(585,247)	3,433,671
	$—	$—	$105,487,215	$3,406,520	$6,056,073	$1,432,994	$(2,928,545)	$101,342,111

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$18,449,157	$142,162	$581,577	$6,214	$413,462	$18,429,418
SA Fixed Income Index Portfolio, Class 1	—	—	16,493,123	142,163	581,577	(125,134)	526,089	16,454,664
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,925,947	142,163	581,577	(34,445)	437,503	16,889,591
SA International Index Portfolio, Class 1	—	—	129,169,294	11,009,353	4,129,193	890,073	7,805,557	144,745,084
SA Large Cap Index Portfolio, Class 1	—	—	151,706,055	1,023,570	12,787,352	4,890,602	(15,984,565)	128,848,310
SA Mid Cap Index Portfolio, Class 1	—	—	34,392,432	641,676	1,888,680	436,847	(4,495,068)	29,087,207
SA Small Cap Index Portfolio, Class 1	—	—	20,235,785	142,162	1,481,576	330,457	(3,110,300)	16,116,528
	$—	$—	$387,371,793	$13,243,249	$22,031,532	$6,394,614	$(14,407,322)	$370,570,802

†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$49,308,131	$575,129	$1,353,584	$(178,331)	$1,379,050	$49,730,395
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	52,635,752	575,129	1,353,584	(52,614)	1,307,845	53,112,528
SA International Index Portfolio, Class 1	—	—	24,542,142	1,423,186	642,952	142,628	1,522,220	26,987,224
SA Large Cap Index Portfolio, Class 1	—	—	120,303,525	1,161,761	4,134,239	1,601,385	(10,516,185)	108,416,247
SA Mid Cap Index Portfolio, Class 1	—	—	15,169,350	1,096,658	345,164	82,738	(1,928,884)	14,074,698
SA Small Cap Index Portfolio, Class 1	—	—	13,750,657	143,782	1,038,396	289,947	(2,117,766)	11,028,224
	$—	$—	$275,709,557	$4,975,645	$8,867,919	$1,885,753	$(10,353,720)	$263,349,316

†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$46,908,865	$285,725	$1,314,849	$(172,373)	$1,311,390	$47,018,758
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	48,270,247	285,725	1,314,849	(101,316)	1,249,811	48,389,618
SA International Index Portfolio, Class 1	—	—	69,646,013	5,514,302	1,906,531	442,261	4,301,661	77,997,706
SA Large Cap Index Portfolio, Class 1	—	—	285,398,897	1,440,055	12,226,839	5,860,133	(26,913,604)	253,558,642
SA Mid Cap Index Portfolio, Class 1	—	—	55,913,799	2,088,583	1,327,998	339,336	(7,014,132)	49,999,588
SA Small Cap Index Portfolio, Class 1	—	—	26,486,852	142,863	1,957,425	719,364	(4,252,278)	21,139,376
	$—	$—	$532,624,673	$9,757,253	$20,048,491	$7,087,405	$(31,317,152)	$498,103,688

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,178,534	$306,666	$2,129,986	$(358,406)	$1,844,604	$60,841,412
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,365,237	306,666	2,129,986	(145,096)	1,628,892	62,025,713
SA International Index Portfolio, Class 1	—	—	255,924,404	21,195,999	8,306,947	2,055,943	15,427,288	286,296,687
SA Large Cap Index Portfolio, Class 1	—	—	881,731,561	3,397,864	45,800,248	18,356,792	(83,131,982)	774,553,987
SA Mid Cap Index Portfolio, Class 1	—	—	154,673,146	6,319,466	4,302,572	1,090,458	(19,661,897)	138,118,601
SA Small Cap Index Portfolio, Class 1	—	—	75,497,358	306,666	5,629,986	524,028	(10,628,420)	60,069,646

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
	$—	$—	$1,491,370,240	$31,833,327	$68,299,725	$21,523,719	$(94,521,515)	$1,381,906,046

†	Includes reinvestment of distributions paid.
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$117,486,412	$20,332,081	$4,680,905	$(596,295)	$3,611,935	$136,153,227
SA Columbia Focused Value Portfolio, Class 1	—	—	126,104,078	22,074,831	5,082,125	753,658	(6,587,532)	137,262,910
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	386,408,539	77,261,909	17,787,439	(2,910,725)	11,068,290	454,040,574
SA Multi-Managed International Equity Portfolio, Class 1	—	—	109,103,529	19,751,165	4,547,164	(302,913)	6,127,238	130,131,855
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	134,068,173	28,577,092	16,666,758	(3,747,824)	(8,503,418)	133,727,265
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	167,480,885	23,236,664	32,849,605	(5,195,754)	(3,012,628)	149,659,562
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	66,626,086	9,294,666	2,139,842	(629,317)	(6,662,139)	66,489,453
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	106,306,136	18,103,832	3,477,244	(291,080)	(10,230,973)	110,410,671
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	47,563,744	8,132,832	2,872,361	(624,379)	(6,563,200)	45,636,635
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	259,834,421	54,022,267	11,549,704	174,672	(24,763,302)	277,718,354
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	8,227,705	3,485,500	802,441	(438,794)	(628,103)	9,843,868
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	20,582,241	3,485,500	802,441	(18,459)	519,747	23,766,588
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	206,845,217	36,016,830	8,291,888	(1,217,548)	4,389,054	237,741,666
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	109,279,880	18,589,331	4,279,684	843,939	1,403,592	125,837,059
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	46,735,039	9,294,666	2,139,842	241,529	(1,585,722)	52,545,670
SA Fixed Income Index Portfolio, Class 1	—	—	82,673,154	24,398,497	5,617,086	(301,190)	2,317,395	103,470,770
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	86,257,072	16,846,582	3,878,464	77,107	1,981,384	101,283,681
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	201,330,039	33,112,247	9,623,188	3,201,117	(15,042,595)	212,977,621
SA Franklin Small Company Value Portfolio, Class 1	—	—	66,787,881	11,618,332	4,674,803	(1,115,225)	(7,857,612)	64,758,574
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	114,973,701	42,955,748	5,215,865	1,524,026	(11,744,682)	142,492,928
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	81,565,754	69,074,831	5,082,126	131,258	(7,017,772)	138,671,946
SA International Index Portfolio, Class 1	—	—	95,304,619	21,493,914	4,948,385	1,379,484	4,779,492	118,009,124
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	93,994,965	16,265,665	6,744,724	(4,541,136)	(10,014,893)	88,959,877
SA Janus Focused Growth Portfolio, Class 1	—	—	103,174,350	51,690,186	4,868,798	1,432,807	(13,028,476)	138,400,069
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	22,226,771	5,809,166	1,337,400	(129,359)	690,202	27,259,380
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	176,004,998	26,141,247	30,518,305	4,020,880	(12,116,716)	163,532,104
SA JPMorgan Global Equities Portfolio, Class 1	—	—	133,361,078	18,008,415	4,145,944	315,908	(4,964,256)	142,575,201
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	120,990,149	37,255,748	5,215,865	(143,015)	(11,196,780)	141,690,236
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	520,655,666	90,622,990	20,863,461	(2,459,685)	16,022,748	603,978,257
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,458,097	20,103,832	3,477,243	(205,520)	(10,419,013)	93,460,153
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	49,592,897	8,713,749	2,006,102	53,613	530,735	56,884,892
SA Large Cap Growth Index Portfolio, Class 1	—	—	346,112,909	59,510,744	16,240,272	6,037,172	(36,001,196)	359,419,357
SA Large Cap Index Portfolio, Class 1	—	—	873,719,863	144,648,235	37,301,293	19,706,539	(83,753,641)	917,019,703
SA Large Cap Value Index Portfolio, Class 1	—	—	263,260,715	53,473,328	10,699,212	2,677,603	(18,674,596)	290,037,838
SA MFS Large Cap Growth, Class 1	—	—	231,871,204	333,855	10,166,680	(1,061,761)	(60,827,023)	283,304,912
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	143,597,886	16,846,582	34,778,464	(3,398,642)	(4,598,391)	117,668,970
SA Mid Cap Index Portfolio, Class 1	—	—	54,301,170	8,713,749	2,006,103	633,007	(6,909,398)	54,732,425
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	101,344,913	18,008,415	4,145,944	20,213	4,060,779	119,288,376
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	16,077,291	2,904,583	668,700	(123,793)	362,295	18,551,676
SA PIMCO RAE International Value Portfolio, Class 1	—	—	34,286,786	5,809,166	1,337,400	70,145	2,699,037	41,527,734
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	43,130,847	6,390,083	1,471,142	(153,854)	(426,262)	47,469,672
SA Putnam International Value Portfolio, Class 1	—	—	55,093,004	9,294,666	2,139,843	85,045	4,740,532	67,073,404
SA Small Cap Index Portfolio, Class 1	—	—	43,583,404	7,551,916	3,738,621	(199,143)	(5,864,947)	41,332,610
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	136,615,527	34,271,102	5,002,538	7,039	(17,114,175)	148,776,955
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	351,761,898	65,062,660	14,978,894	(3,321,778)	12,897,671	411,421,557
	$—	$—	$6,745,781,730	$1,278,589,399	$380,862,308	$10,259,572	$(327,907,315)	$7,346,995,359

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$49,014,869	$—	$2,062,364	$(139,284)	$1,367,503	$48,180,724
SA Columbia Focused Value Portfolio, Class 1	—	—	103,593,651	—	4,304,064	(482,734)	(4,430,918)	94,375,935
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	134,622,182	—	7,083,772	(1,668,349)	4,448,698	130,318,759
SA Multi-Managed International Equity Portfolio, Class 1	—	—	58,763,033	—	2,510,704	128,636	2,979,590	59,360,555
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	93,691,523	—	14,421,036	(3,278,735)	(5,382,530)	70,609,222
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	118,030,584	—	4,573,067	(1,897,743)	(4,810,302)	106,749,472
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,561,146	—	2,241,700	(1,743,802)	(4,824,478)	50,751,166
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	44,171,294	—	1,524,355	53,493	(4,476,221)	38,224,211
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	61,718,339	—	2,510,703	(828,469)	(8,423,725)	49,955,442
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	135,773,101	4,200,000	7,969,747	(994,436)	(12,002,426)	119,006,492
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	81,066,170	—	3,317,715	466,880	(11,268,817)	66,946,518
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	15,774,767	—	538,008	(12,683)	375,765	15,599,841
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	95,811,619	—	4,124,728	(662,444)	2,129,192	93,153,639
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	68,814,925	—	2,869,376	723,387	596,825	67,265,761
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	30,094,805	—	1,434,687	(242,234)	(658,484)	27,759,400
SA Fixed Income Index Portfolio, Class 1	—	—	42,085,496	—	2,510,703	(165,700)	1,169,840	40,578,933
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	39,231,460	—	1,793,359	(162,080)	1,082,470	38,358,491
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	165,779,373	—	6,904,435	1,065,242	(11,018,474)	148,921,706
SA Franklin Small Company Value Portfolio, Class 1	—	—	30,082,085	—	1,434,688	348,949	(4,298,608)	24,697,738
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	71,688,842	28,200,000	4,662,735	1,688,462	(8,382,224)	88,532,345
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	125,241,826	11,200,000	5,649,083	(961,443)	(7,384,262)	122,447,038
SA International Index Portfolio, Class 1	—	—	74,955,085	—	4,214,395	323,781	4,464,969	75,529,440
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	25,195,655	—	1,076,016	(1,012,086)	(2,885,943)	20,221,610
SA Janus Focused Growth Portfolio, Class 1	—	—	106,855,708	—	6,804,064	(1,109,700)	(9,359,867)	89,582,077
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	12,447,061	—	986,348	(300,064)	579,801	11,740,450
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	165,734,637	—	18,328,419	675,111	(8,997,405)	139,083,924
SA JPMorgan Global Equities Portfolio, Class 1	—	—	76,875,935	—	2,869,376	395,413	(3,150,257)	71,251,715
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	214,277,764	10,500,000	9,146,135	2,111,311	(21,162,982)	196,579,958
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	219,687,924	—	9,684,142	(1,259,504)	6,878,845	215,623,123
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	51,605,086	—	2,062,363	(565,317)	(5,952,674)	43,024,732
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	18,552,668	—	807,012	27,522	190,624	17,963,802
SA Large Cap Growth Index Portfolio, Class 1	—	—	189,835,512	—	15,532,111	1,304,225	(17,434,990)	158,172,636
SA Large Cap Index Portfolio, Class 1	—	—	495,945,070	—	21,726,958	8,804,972	(45,783,163)	437,239,921
SA Large Cap Value Index Portfolio, Class 1	—	—	229,639,578	1,300,000	9,594,475	1,583,219	(15,462,186)	207,466,136
SA MFS Large Cap Growth Portfolio, Class 1	—	—	147,642,716	28,809,452	6,814,768	(1,535,966)	(25,376,285)	142,725,149
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	196,341,202	—	42,080,080	(13,560,018)	1,517,965	142,219,069
SA Mid Cap Index Portfolio, Class 1	—	—	43,478,298	—	1,793,359	485,693	(5,522,241)	36,648,391
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	45,106,508	—	2,062,363	(251,029)	2,020,593	44,813,709
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	12,799,797	—	448,340	(120,435)	310,966	12,541,988
SA PIMCO RAE International Value Portfolio, Class 1	—	—	45,755,306	—	1,883,028	(114,694)	3,812,836	47,570,420
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	23,586,597	—	627,676	(20,973)	(290,375)	22,647,573
SA Putnam International Value Portfolio, Class 1	—	—	74,669,425	—	3,048,711	1,104,051	5,405,659	78,130,424
SA Small Cap Index Portfolio, Class 1	—	—	23,442,314	—	986,348	131,947	(3,340,608)	19,247,305
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	47,528,651	—	1,793,359	1,165	(6,023,311)	39,713,146
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	133,645,865	—	6,725,099	(1,768,760)	5,319,134	130,471,140
	$—	$—	$4,300,215,452	$84,209,452	$255,535,974	$(13,435,223)	$(213,452,481)	$3,902,001,226

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,250,210	$972,588	$1,571,268	$(210,805)	$1,707,097	$62,147,822
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,222,269	972,588	1,571,267	(123,944)	1,613,875	63,113,521
SA International Index Portfolio, Class 1	—	—	49,796,325	3,878,071	1,257,014	285,018	3,105,657	55,808,057
SA Large Cap Index Portfolio, Class 1	—	—	218,618,902	2,943,701	8,355,703	3,312,470	(19,546,984)	196,972,386

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2025 — (unaudited) — (continued)

SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2025
SA Mid Cap Index Portfolio, Class 1	$—	$—	$35,733,152	$2,092,778	$796,109	$179,137	$(4,501,514)	$32,707,444
SA Small Cap Index Portfolio, Class 1	—	—	22,411,498	324,196	1,623,756	568,500	(3,570,077)	18,110,361
	$—	$—	$450,032,356	$11,183,922	$15,175,117	$4,010,376	$(21,191,946)	$428,859,591

†	Includes reinvestment of distributions paid.
    Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.